                                               Registration No. 2-94157/811-4146
       As filed with the Securities and Exchange Commission on February 13, 2004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      under


                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 60


                                       and


                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 61


                            -------------------------

                         MANUFACTURERS INVESTMENT TRUST
                          (formerly NASL Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                                73 Tremont Street
                           Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

                            -------------------------

                            James D. Gallagher, Esq.
                                    Secretary
                         Manufacturers Investment Trust
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                   Copies to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

                            -------------------------

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)


[X] on (May 1, 2004) pursuant to paragraph (a)(2)


[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                                   Prospectus

                         MANUFACTURERS INVESTMENT TRUST
                 73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108


Manufacturers Investment Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which is sold without a sales charge. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through seventy-six separate investment portfolios, _____ of which are described in this prospectus. The names of those portfolios are as follows:



SCIENCE & TECHNOLOGY TRUST
PACIFIC RIM TRUST
(formerly, Pacific Rim Emerging Markets Trust)
HEALTH SCIENCES TRUST
EMERGING GROWTH TRUST
AGGRESSIVE GROWTH TRUST
EMERGING SMALL COMPANY TRUST
SMALL COMPANY BLEND TRUST
SMALL COMPANY TRUST
DYNAMIC GROWTH TRUST
MID CAP STOCK TRUST
NATURAL RESOURCES TRUST
ALL CAP GROWTH TRUST
STRATEGIC OPPORTUNITIES TRUST
FINANCIAL SERVICES TRUST
INTERNATIONAL STOCK TRUST
OVERSEAS TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL VALUE TRUST
QUANTITATIVE MID CAP TRUST
MID CAP CORE TRUST
GLOBAL TRUST
(formerly Global Equity Trust)
STRATEGIC GROWTH TRUST
CAPITAL APPRECIATION TRUST
QUANTITATIVE ALL CAP TRUST
ALL CAP CORE TRUST
LARGE CAP GROWTH TRUST
CLASSIC VALUE TRUST
U.S. GLOBAL LEADERS GROWTH TRUST
QUANTITATIVE EQUITY TRUST
BLUE CHIP GROWTH TRUST
U.S. LARGE CAP TRUST
CORE EQUITY TRUST
STRATEGIC VALUE TRUST
LARGE CAP VALUE TRUST
UTILITIES TRUST

REAL ESTATE SECURITIES TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL COMPANY VALUE TRUST
SPECIAL VALUE TRUST
MID CAP VALUE TRUST
VALUE TRUST
ALL CAP VALUE TRUST
EQUITY INDEX TRUST
FUNDAMENTAL VALUE TRUST
GROWTH & INCOME TRUST
GREAT COMPANIES - AMERICA TRUST
EQUITY-INCOME TRUST
QUANTITATIVE VALUE TRUST
INCOME & VALUE TRUST
BALANCED TRUST
GLOBAL ALLOCATION TRUST
HIGH YIELD TRUST
STRATEGIC BOND TRUST
STRATEGIC INCOME TRUST
GLOBAL BOND TRUST
DIVERSIFIED BOND TRUST
INVESTMENT QUALITY BOND TRUST
TOTAL RETURN TRUST
REAL RETURN BOND TRUST
U.S. GOVERNMENT SECURITIES TRUST
MONEY MARKET TRUST
SMALL CAP INDEX TRUST
INTERNATIONAL INDEX TRUST
MID CAP INDEX TRUST
TOTAL STOCK MARKET INDEX TRUST
500 INDEX TRUST
LIFESTYLE AGGRESSIVE 1000 TRUST I
LIFESTYLE GROWTH 820 TRUST I
LIFESTYLE BALANCED 640 TRUST I
LIFESTYLE MODERATE 460 TRUST I
LIFESTYLE CONSERVATIVE 280 TRUST I
LIFESTYLE AGGRESSIVE 1000 TRUST II
LIFESTYLE GROWTH 820 TRUST II
LIFESTYLE BALANCED 640 TRUST II
LIFESTYLE MODERATE 460 TRUST II
LIFESTYLE CONSERVATIVE 280 TRUST II
LIFESTYLE AGGRESSIVE 1000 TRUST III
LIFESTYLE GROWTH 820 TRUST III
LIFESTYLE BALANCED 640 TRUST III
LIFESTYLE MODERATE 460 TRUST III

LIFESTYLE CONSERVATIVE 280 TRUST III
CORE HOLDING OF AMERICA TRUST I
VALUE BLEND TRUST I
GROWTH BLEND TRUST I
GLOBAL BALANCED TRUST I
CORESOLUTION TRUST I
CORE HOLDINGS OF AMERICA TRUST II
VALUE BLEND TRUST II
GROWTH BLEND TRUST II
GLOBAL BALANCED TRUST II
CORESOLUTION TRUST II
SMALL-MID CAP TRUST
INTERNATIONAL EQUITY SELECT TRUST
HIGH GRADE BOND TRUST
AMERICAN GROWTH TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
SMALL-MID CAP GROWTH TRUST
SELECT GROWTH TRUST
GLOBAL EQUITY SELECT TRUST
CORE VALUE TRUST


NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER OR ANY SUBADVISERS TO THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.


                   The date of this Prospectus is May 1, 2004

                         MANUFACTURERS INVESTMENT TRUST

                                TABLE OF CONTENTS


PORTFOLIO DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
PERFORMANCE, EXPENSES AND FINANCIAL HIGHLIGHTS..............................
       Science & Technology Trust...........................................
       Pacific Rim Trust (formerly, Pacific Rim Emerging Markets Trust......
       Health Sciences Trust................................................
       Emerging Growth Trust................................................
       Aggressive Growth Trust..............................................
       Emerging Small Company Trust.........................................
       Small Company Blend Trust............................................
       Small Company Trust..................................................
       Dynamic Growth Trust.................................................
       Mid Cap Stock Trust..................................................
       Natural Resources Trust..............................................
       All Cap Growth Trust.................................................
       Strategic Opportunities Trust........................................
       Financial Services Trust.............................................
       International Stock Trust............................................
       Overseas Trust.......................................................
       International Small Cap Trust........................................
       International Value Trust............................................
       Quantitative Mid Cap Trust...........................................
       Mid Cap Core Trust...................................................
       Global Trust (formerly, Global Equity Trust).........................
       Strategic Growth Trust...............................................
       Capital Appreciation Trust...........................................
       Quantitative All Cap Trust...........................................
       All Cap Core Trust ..................................................
       Large Cap Growth Trust...............................................
       Classic Value Trust..................................................
       U.S. Global Leaders Growth Trust.....................................
       Quantitative Equity Trust............................................
       Blue Chip Growth Trust...............................................
       U.S. Large Cap Trust.................................................
       Core Equity Trust....................................................
       Strategic Value Trust................................................
       Large Cap Value Trust................................................
       Utilities Trust......................................................
       Real Estate Securities Trust.........................................
       Small Cap Opportunities Trust........................................
       Small Company Value Trust............................................
       Special Value Trust..................................................
       Mid Cap Value Trust..................................................
       Value Trust..........................................................
       All Cap Value Trust..................................................
       Equity Index Trust...................................................
       Fundamental Value Trust..............................................
       Growth & Income Trust................................................
       Great Companies - America Trust
       Equity-Income Trust..................................................
       Quantitative Value Trust.............................................
       Income & Value Trust.................................................
       Balanced Trust.......................................................

       Global Allocation Trust .............................................
       High Yield Trust.....................................................
       Strategic Bond Trust.................................................
       Strategic Income Trust...............................................
       Global Bond Trust....................................................
       Diversified Bond Trust...............................................
       Investment Quality Bond Trust........................................
       Total Return Trust...................................................
       Real Return Bond Trust...............................................
       U.S. Government Securities Trust.....................................
       Money Market Trust...................................................
       The Index Trusts.....................................................
       The Lifestyle Trusts.................................................
       Focused Allocation Trusts............................................
            Core Holdings of America Trusts I and II........................
            Value Blend Trusts I and II.....................................
            Growth Blend Trusts I and II....................................
            Global Balanced Trusts I and II.................................
            CoreSolution Trust I and II.....................................

       Small-Mid Cap Trust..................................................
       International Equity Select Trust....................................
       High Grade Bond Trust................................................

       American Growth Trust................................................
       American International Trust.........................................
       American Blue Chip Income and Growth Trust...........................
       American Growth-Income Trust.........................................

       Small-Mid Cap Growth Trust...........................................
       Select Growth Trust..................................................
       Global Equity Select Trust...........................................
       Core Value Trust.....................................................

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS'
  INVESTMENTS...............................................................
     Risks of Investing in Certain Types of Securities......................
     Additional Investment Policies.........................................
     Hedging and Other Strategic Transactions...............................
MANAGEMENT OF THE TRUST.....................................................
     Advisory Arrangements..................................................
     Subadvisory Arrangements...............................................
MULTIPLE CLASS PRICING; RULE 12B-1 PLANS....................................
GENERAL INFORMATION.........................................................
     Taxes..................................................................
     Dividends..............................................................
     Purchase and Redemption of Shares......................................
     Purchasers of Shares of the Trust......................................
FINANCIAL HIGHLIGHTS........................................................
     Additional Information.................................................

                            PORTFOLIO DESCRIPTIONS:
                  INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
                      PERFORMANCE AND FINANCIAL HIGHLIGHTS


         The Trust is a series trust which currently has _________ separate investment portfolios, ______ of which are described in this prospectus. The investment objectives, principal investment strategies and principal risks of the portfolios are set forth in the portfolio descriptions below, together with performance information and financial highlights for each portfolio. Manufacturers Securities Services, LLC is the investment adviser to the Trust, and each portfolio has its own subadviser.


INVESTMENT OBJECTIVES AND STRATEGIES

         Each portfolio has a stated investment objective which it pursues through separate investment strategies or policies and which may only be changed with the approval of the shareholders of the portfolio. There can be no assurance that the portfolio will achieve its investment objective. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Additional information about the portfolios' investment policies is set forth under "Additional Investment Policies."

         Temporary Defensive Investing. Except as otherwise stated below in the description of a particular portfolio, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each portfolio may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

         Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular portfolio, each portfolio is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

         More complete descriptions of the money market instruments and certain other instruments in which certain portfolios of the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's or Standard & Poor's is included in Appendix I in the Statement of Additional Information.

RISKS OF INVESTING IN EACH PORTFOLIO

         Certain risks of investing in each portfolio are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities, as well as the definition of a non-diversified portfolio and the risks associated with such a portfolio, are more fully described below under "Risks of Investing in Certain Types of Securities."

- Non-Diversified Portfolios                    - Foreign Securities
- Equity Securities                             - Investment Company Securities
- Fixed Income Securities                       - Stripped Securities
- Investment Grade Fixed Income Securities in   - Mortgage-Backed and
    the Lowest Rating Category                     Asset-Backed Securities
- Lower Rated Fixed Income Securities           - Securities Linked to the Real
                                                   Estate Market
- Small and Medium Size Companies               - Industry or Sector Investing

         An investment in any of the portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Portfolio Turnover. Unless otherwise noted in the description a portfolio, each portfolio anticipates that its annual portfolio turnover rate will exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. The portfolio turnover rate of each of the Trust's portfolios may vary from year to year, as well as within a year. Portfolio turnover rates are set forth in the Financial Highlights included in each portfolio description. See also "Portfolio Turnover" in the Statement of Additional Information.

PERFORMANCE INFORMATION FOR EACH PORTFOLIO

         Each portfolio description contains a bar chart and a performance table which provide some indication of the risks of investing in each portfolio of the Trust.

         Bar Chart. The bar chart shows changes in the performance of Series I shares (formerly referred to as Class A shares) of each portfolio from year to year over a ten-year period. The performance of Series II shares (formerly referred to as Class B shares) and Series III shares (also referred to as "Class R shares") of each portfolio would be lower due to the higher Rule 12b-1 fees. Portfolios with less than ten years of performance history show performance from the inception date of the portfolio.


         Performance Table. The table compares each portfolio's one, five and ten year average annual returns as of December 31, 2003 for both Series I Shares and Series II shares to those of a broad measure, and in some cases to an index, of market performance. If the period since inception of the portfolio is less than one year, the performance shown will be the actual total return rather than an annualized total return. Series III performance is not included since it has not yet commenced operations.


         Performance information in the Bar Chart and the Performance Table reflects all fees charged to each portfolio such as advisory fees and all portfolio expenses. None of the portfolios charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

FEES AND EXPENSES FOR EACH PORTFOLIO


         The table below describes the fees and expenses for each class of shares of each portfolio of the Trust offered through this Prospectus. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. In the case of variable insurance contracts, such fees and expenses are listed in the prospectus for the variable insurance contract.



TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2003)



Table to be Updated by Amendment




                                            12b-1 FEES          OTHER EXPENSES    TOTAL TRUST ANNUAL EXPENSES
                                     ----------------------  -------------------  ---------------------------
                         MANAGEMENT  SERIES  SERIES  SERIES  SERIES I &  SERIES     SERIES  SERIES   SERIES
    TRUST PORTFOLIO         FEES       I      II      III    SERIES II   III (G)       I      II       III
-----------------------  ----------  ------  ------  ------  ----------  -------    ------  ------   ------
Science & Technology         %(C)    0.150%  0.350%  0.500%      %         %          %        %        %
Pacific Rim                  %       0.150%  0.350%  0.500%      %         %          %        %        %
Health Sciences              %(C)    0.150%  0.350%  0.500%      %         %          %        %        %
Emerging Growth              %       0.150%  0.350%  0.500%      %         %          %        %        %
Aggressive Growth            %       0.150%  0.350%  0.500%      %         %          %        %        %
Emerging Small Company       %       0.150%  0.350%  0.500%      %         %          %        %        %
Small Company Blend          %       0.150%  0.350%  0.500%      %         %          %        %        %
Small Company                %       0.150%  0.350%  0.500%      %(A)      %(A)       %        %        %
Dynamic Growth               %       0.150%  0.350%  0.500%      %         %          %        %        %
Mid Cap Stock                %       0.150%  0.350%  0.500%      %         %          %        %        %
Natural Resources            %       0.150%  0.350%  0.500%      %         %          %        %        %
All Cap Growth               %       0.150%  0.350%  0.500%      %         %          %        %        %
Strategic Opportunities      %       0.150%  0.350%  0.500%      %         %          %        %        %
Financial Services           %       0.150%  0.350%  0.500%      %         %          %        %        %
International Stock          %       0.150%  0.350%  0.500%      %         %          %        %        %
Overseas                     %       0.150%  0.350%  0.500%      %         %          %        %        %
International Small Cap      %       0.150%  0.350%  0.500%      %         %          %        %        %
International Value          %(F)    0.150%  0.350%  0.500%      %         %          %        %        %
Quantitative Mid Cap         %       0.150%  0.350%  0.500%      %         %          %        %        %
Mid Cap Core                 %       0.150%  0.350%  0.500%      %         %          %        %        %
Global                       %(F)    0.150%  0.350%  0.500%      %(A)      %(A)       %        %        %


                                                  12b-1 FEES          OTHER EXPENSES    TOTAL TRUST ANNUAL EXPENSES
                                           ----------------------  -------------------  ---------------------------
                               MANAGEMENT  SERIES  SERIES  SERIES  SERIES I &  SERIES     SERIES  SERIES   SERIES
      TRUST PORTFOLIO             FEES       I      II      III    SERIES II   III (G)       I      II       III
--------------------------     ----------  ------  ------  ------  ----------  -------    ------  ------   ------
Strategic Growth                   %       0.150%  0.350%  0.500%      %           %        %        %        %
Capital Appreciation               %       0.150%  0.350%  0.500%      %           %        %        %        %
Quantitative All Cap               %       0.150%  0.350%  0.500%      %           %        %        %        %
All Cap Core                       %       0.150%  0.350%  0.500%      %           %        %        %        %
Large Cap Growth                   %       0.150%  0.350%  0.500%      %           %        %        %        %
Classic Value                      %       0.150%  0.350%  0.500%      %(A)        %(A)     %        %        %
U.S. Global Leaders Growth         %       0.150%  0.350%  0.500%      %(A)         (A)     %        %        %
Quantitative Equity                %       0.150%  0.350%  0.500%      %           %        %        %        %
Blue Chip Growth                   %(C)    0.150%  0.350%  0.500%      %           %        %        %        %
U.S. Large Cap                     %       0.150%  0.350%  0.500%      %           %        %        %        %
Core Equity                       0%       0.150%  0.350%  0.500%      %(A)        %(A)     %        %        %

Strategic Value                    %       0.150%  0.350%  0.500%      %           %        %        %        %
Large Cap Value                    %       0.150%  0.350%  0.500%      %           %        %        %        %
Utilities                          %       0.150%  0.350%  0.500%      %           %        %        %        %
Real Estate Securities             %       0.150%  0.350%  0.500%      %           %        %        %        %
Small Cap Opportunities            %       0.150%  0.350%  0.500%      %           %        %        %        %
Small Company Value                %(C)    0.150%  0.350%  0.500%      %           %        %        %        %
Special Value                      %       0.150%  0.350%  0.500%      %           %        %        %        %
Mid Cap Value                      %       0.150%  0.350%  0.500%      %           %        %        %        %
Value                              %       0.150%  0.350%  0.500%      %           %        %        %        %
All Cap Value                      %       0.150%  0.350%  0.500%      %           %        %        %        %
Equity Index                       %         N/A     N/A     N/A       %        N/A         %(E)  N/A      N/A
Fundamental Value                  %       0.150%  0.350%  0.500%      %           %        %        %        %
Growth & Income                    %       0.150%  0.350%  0.500%      %           %        %        %        %
Great Companies - America          %       0.150%  0.350%  0.500%      %           %        %        %        %
Equity-Income                      %(C)    0.150%  0.350%  0.500%      %           %        %        %        %
Quantitative Value                 %       0.150%  0.350%  0.500%      %(A)        %(A)     %        %        %
Income & Value                     %       0.150%  0.350%  0.500%      %           %        %        %        %
Balanced                           %       0.150%  0.350%  0.500%      %           %        %        %        %
Global Allocation                  %       0.150%  0.350%  0.500%      %           %        %        %        %
High Yield                         %       0.150%  0.350%  0.500%      %           %        %        %        %
Strategic Bond                     %       0.150%  0.350%  0.500%      %           %        %        %        %
Strategic Income                   %       0.150%  0.350%  0.500%      %(A)        %(A)     %        %        %
Global Bond                        %       0.150%  0.350%  0.500%      %           %        %        %        %
Diversified Bond                   %       0.150%  0.350%  0.500%      %           %        %        %        %
Investment Quality Bond            %       0.150%  0.350%  0.500%      %          0%        %        %        %
Total Return                       %       0.150%  0.350%  0.500%      %           %        %        %        %
Real Return Bond                   %       0.150%  0.350%  0.500%      %           %        %        %        %
U.S. Government Securities         %       0.150%  0.350%  0.500%      %           %        %        %        %
Money Market                       %       0.150%  0.350%  0.500%      %           %        %       0%        %
Small Cap Index                    %       0.150%  0.350%  0.500%      %           %        %        %        %
International Index                %       0.150%  0.350%  0.500%      %           %        %(D)     %(D)     %
Mid Cap Index                      %       0.150%  0.350%  0.500%      %           %        %        %        %
Total Stock Market Index           %       0.150%  0.350%  0.500%      %           %        %        %        %
500 Index                          %       0.150%  0.350%  0.500%      %           %        %        %        %




                                                  12b-1 FEES          OTHER EXPENSES    TOTAL TRUST ANNUAL EXPENSES
                                           ----------------------  -------------------  ---------------------------
                               MANAGEMENT  SERIES  SERIES  SERIES  SERIES I &  SERIES     SERIES  SERIES   SERIES
      TRUST PORTFOLIO             FEES       I      II      III    SERIES II   III (G)       I      II       III
--------------------------     ----------  ------  ------  ------  ----------  -------    ------  ------   ------
Small-Mid Cap                      %       0.150%  0.350%  0.500%     %(X)        %          %       %         %
International Equity Select        %       0.150%  0.350%  0.500%     %(X)        %          %       %         %
High Grade Bond                    %       0.150%  0.350%  0.500%     %(X)        %          %       %         %



                                                                         TOTAL TRUST ANNUAL
                                                             OTHER       ------------------
                                            12b-1 FEES      EXPENSES     EXPENSES
                                           --------------  ----------    ---------  ------
                               MANAGEMENT  SERIES  SERIES  SERIES I &     SERIES    SERIES
TRUST PORTFOLIO                   FEES       I       II    SERIES II        I         II
--------------------------     ----------  ------  ------  ----------    ---------  ------
Small Mid-Cap Growth               %       0.150%   N/A       %(X)          %        N/A
Select Growth                      %       0.150%   N/A       %(X)          %        N/A
Global Equity Select               %       0.150%   N/A       %(X)          %        N/A
Core Value                         %       0.150%   N/A       %(X)          %        N/A



                                           MANAGEMENT                                              TOTAL TRUST ANNUAL
          TRUST PORTFOLIO                     FEES            12b-1 FEES     OTHER EXPENSES            EXPENSES(B)
-----------------------------------        ----------         ----------     --------------        ------------------
Lifestyle Aggressive 1000 Trust I               %                    0%             %                       %
Lifestyle Aggressive 1000 Trust II
Lifestyle Growth 820 Trust I                    %                    0%             %                       %
Lifestyle Growth 820 Trust II
Lifestyle Balanced 640 Trust I                  %                    0%             %                       %
Lifestyle Balanced 640 Trust II
Lifestyle Moderate 460 Trust I                  %                    0%             %                       %
Lifestyle Moderate 460 Trust II
Lifestyle Conservative 280 Trust I              %                    0%             %                       %
Lifestyle Conservative 280 Trust II
Lifestyle Aggressive 1000 Trust III             %                 0.15%             %                       %

Lifestyle Growth 820 Trust III                  %             0.15%             %                       %
Lifestyle Balanced 640 Trust III                %             0.15%             %                       %
Lifestyle Moderate 460 Trust III                %             0.15%             %                       %
Lifestyle Conservative 280 Trust III            %             0.15%             %                       %



                                           MANAGEMENT                                          TOTAL TRUST ANNUAL
          TRUST PORTFOLIO                     FEES        12b-1 FEES     OTHER EXPENSES             EXPENSES
-----------------------------------        ----------     ----------     --------------        ------------------
Core Holdings of America Trust I            0.075%(I)          0%             %(A)                      %
Core Holding Trust of America Trust II

Value Blend Trust I                         0.075%(I)          0%             %(A)                      %
Value Blend Trust II

Growth Blend Trust I                        0.075%(I)          0%             %(A)                      %
Growth Blend Trust II

Global Balanced Trust I                     0.075%(I)          0%             %(A)                      %
Global Balanced Trust II

CoreSolution Trust I                        0.075%(I)          0%             %(A)                      %
CoreSolution Trust II




                                                          12b-1 FEES          OTHER EXPENSES    TOTAL TRUST ANNUAL EXPENSES
                                                   ----------------------  -------------------  ---------------------------
                                       MANAGEMENT  SERIES  SERIES  SERIES  SERIES I &  SERIES     SERIES  SERIES   SERIES
      TRUST PORTFOLIO                     FEES       I      II      III    SERIES II     III         I      II       III
--------------------------             ----------  ------  ------  ------  ----------  -------    ------  ------   ------
American Growth Trust(H)                   %       0.750%  0.600%    N/A       %          N/A        %       %       N/A
American International Trust(H)            %       0.750%  0.600%    N/A       %          N/A        %       %       N/A
American Blue Chip Income and Growth       %       0.750%  0.600%    N/A       %          N/A        %       %       N/A
 Trust(H)
American Growth-Income Trust(H)            %       0.750%  0.600%    N/A       %          N/A        %       %       N/A



(A)Based on estimates for the current fiscal year.



(B)The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. This voluntary expense reimbursement may be terminated at any time. The expenses above do not reflect this expense reimbursement.



(C)The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust and the Equity-Income Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:


                                                        FEE REDUCTION
        COMBINED ASSET LEVELS               (AS A PERCENTAGE OF THE ADVISORY FEE)
-------------------------------------       --------------------------------------
First $750 million                                           0.00%
Between $750 million and $1.5 billion                        5.00%
Between $1.5 billion and $3.0 billion                        7.50%
Over $3.0 billion                                           10.00%


The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the advisory fees for these portfolios would have been as follows:



Science & Technology Trust:                 __%
Health Sciences Trust:                      __%
Small Company Value Trust                   __%
Blue Chip Growth Trust                      __%
Equity-Income Trust                         __%



(D)MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses would be as follows:


SERIES I


                                                                                  TOTAL TRUST
                                                    OTHER EXPENSES              ANNUAL EXPENSES
                                                    --------------              ---------------
International Index Trust....................              %                           %

SERIES II


                                                                                  TOTAL TRUST
                                                    OTHER EXPENSES              ANNUAL EXPENSES
                                                    --------------              ---------------
International Index Trust....................              %                           %


SERIES III


                                                                                 TOTAL TRUST
                                                    OTHER EXPENSES              ANNUAL EXPENSES
                                                    --------------              ---------------
International Index Trust....................              %                           %



It is estimated that the expense reimbursement will not be effective during the year end December 31, 2004 for the Small Cap Index Trust, the Mid Cap Index Trust, the Total Stock Market Index Trust and the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(E)For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Equity Index Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2003. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses would be:


SERIES I


                                                                                 TOTAL TRUST
                                                    OTHER EXPENSES              ANNUAL EXPENSES
                                                    --------------              ---------------
Equity Index Trust.................                        %                           %


These voluntary expense reimbursements may be terminated at any time.


(F) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2003, the effective annual advisory fee for the Global Trust and the International Value Trust was ____% and ____%, respectively. Had the lower subadvisory fees and this fee waiver been in effect for the year ended December 31, 2003, the effective annual advisory fee would have been ____% for the Global Trust and ____% for the International Value Trust. These advisory fee waivers may be rescinded at any time.



(G) The Adviser has voluntarily agreed to reimburse certain "Other Expenses" of Series III shares. This voluntary expense reimbursement may be terminated at any time. The expenses reflected in the table above are absent reimbursement. If such reimbursement were reflected expenses would be lower.



(H) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.



(I) The Adviser has voluntarily agreed to waive the advisory fee for these portfolios. This fee waiver may be terminated at any time.



(X)MSS has voluntarily agreed to pay expenses of each portfolio (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commission, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) that exceed the following amounts: .15% for the International Equity Select Trust and Global Equity Select Trust and .10% for the Small Mid Cap Growth Trust, Small-Mid Cap Trust, Select Growth Trust, Core Value Trust and High Grade Bond Trust. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be:

SERIES I


                                                                                 TOTAL TRUST
                                                    OTHER EXPENSES              ANNUAL EXPENSES
                                                    --------------              ---------------
Small-Mid Cap Growth Trust....................             %                           %
Small-Mid Cap Trust...........................             %                           %
International Equity Select Trust.............             %                           %
Select Growth Trust...........................             %                           %
Global Equity Select Trust....................             %                           %
Core Value Trust..............................             %                           %
High Grade Bond Trust.........................             %                           %

SERIES II


                                                                                 TOTAL TRUST
                                                    OTHER EXPENSES              ANNUAL EXPENSES
                                                    --------------              ---------------
Small-Mid Cap Growth Trust.....................           N/A                         N/A
Small-Mid Cap Trust............................              %                           %
International Equity Select Trust..............              %                           %
Select Growth Trust............................           N/A                         N/A
Global Equity Select Trust.....................           N/A                         N/A
Core Value Trust...............................           N/A                         N/A
High Grade Bond Trust..........................              %                           %


It is estimated that the expense reimbursement will remain in effect during the year end December 31, 2003. The expense reimbursement may be terminated at any time by MSS.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

         The Example is intended to help an investor compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the Portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect the expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses maybe higher or lower, based on these assumptions the expenses would be:

SERIES I SHARES


             TRUST PORTFOLIO                1 YEAR     3 YEAR   5 YEAR    10 YEAR
------------------------------------------  ------     ------   ------    -------
  Science & Technology
  Pacific Rim
  Health Sciences
  Emerging Growth
  Aggressive Growth
  Emerging Small Company
  Small Company Blend
  Small Company
  Dynamic Growth
  Mid Cap Stock
  Natural Resources
  All Cap Growth
  Strategic Opportunities
  Financial Services
  International Stock
  Overseas
  International Small Cap
  International Value
  Quantitative Mid Cap
  Mid Cap Core
  Global
  Strategic Growth
  Capital Appreciation
  Quantitative All Cap
  All Cap Core
  Large Cap Growth
  Classic Value
  U.S. Global Leaders Growth
  Quantitative Equity
  Blue Chip Growth
  U.S. Large Cap

  Strategic Value
  Large Cap Value
  Utilities
  Real Estate Securities
  Small Cap Opportunities
  Small Company Value
  Special Value
  Mid Cap Value
  Value
  All Cap Value
  Equity Index
  Fundamental Value
  Growth & Income
  Great Companies - America
  Equity-Income
  Quantitative Value
  Income & Value
  Balanced
  Global Allocation
  High Yield
  Strategic Bond
  Strategic Income
  Global Bond
  Diversified Bond
  Investment Quality Bond
  Total Return
  Real Return Bond
  U.S. Government Securities
  Money Market
  Small Cap Index
  International Index
  Mid Cap Index
  Total Stock Market Index
  500 Index
  Lifestyle Aggressive 1000 I
  Lifestyle Growth 820 I
  Lifestyle Balanced 640 I
  Lifestyle Moderate 460 I
  Lifestyle Conservative 280 I
  Lifestyle Aggressive 1000 II
  Small-Mid Cap
  International Equity Select
  High Grade Bond
Core Holdings of America Trust I
Value Blend Trust I
Growth Blend Trust I
Global Balanced Trust I
Coresolution Trust I

American Growth Trust
American International Trust
American Growth-Income Trust
American Blue Chip Income and Growth Trust
Small-Mid Cap
Select Growth
Global Equity Select
Core Value


SERIES II SHARES


             TRUST PORTFOLIO                1 YEAR     3 YEAR   5 YEAR    10 YEAR
------------------------------------------  ------     ------   ------    -------
  Science & Technology
  Pacific Rim (formerly, Pacific Rim
  Emerging Markets Trust
  Health Sciences
  Emerging Growth
  Aggressive Growth
  Emerging Small Company
  Small Company Blend
  Small Company
  Dynamic Growth
  Mid Cap Stock
  Natural Resources
  All Cap Growth
  Strategic Opportunities
  Financial Services
  International Stock
  Overseas
  International Small Cap
  International Value
  Quantitative Mid Cap
  Mid Cap Core
  Global (formerly, Global Equity)
  Strategic Growth
  Capital Appreciation
  Quantitative All Cap
  All Cap Core (formerly, Growth)
  Large Cap Growth
  Classic Value
  U.S. Global Leaders Growth
  Quantitative Equity
  Blue Chip Growth
  U.S. Large Cap
  Core Equity
  Strategic Value
  Large Cap Value
  Utilities
  Real Estate Securities
  Small Cap Opportunities
  Small Company Value
  Special Value
  Mid Cap Value
  Value
  All Cap Value
  Equity Index

  Fundamental Value
  Growth & Income
  Great Companies - America
  Equity-Income
  Quantitative Value
  Income & Value
  Balanced
  Global Allocation
  High Yield
  Strategic Bond
  Strategic Income
  Global Bond
  Diversified Bond
  Investment Quality Bond
  Total Return
  Real Return Bond
  U.S. Government Securities
  Money Market
  Small Cap Index
  International Index
  Mid Cap Index
  Total Stock Market Index
  500 Index
    Lifestyle Aggressive 1000 II
    Lifestyle Growth 820 II
    Lifestyle Balanced 640 II
    Lifestyle Moderate 460 II
    Lifestyle Conservative 280 II
  Small-Mid Cap
  International Equity Select
  High Grade Bond
  Core Holdings of America Trust II
  Value Blend Trust II
  Growth Blend Trust II
  Global Balanced Trust II
  Coresolutions Trust II

American Growth Trust
American International Trust
American Growth-Income Trust
American Blue Chip Income and Growth Trust

  Small Mid-Cap Growth
  Select Growth
  Global Equity Select
  Core Value

SERIES III SHARES


             TRUST PORTFOLIO                1 YEAR     3 YEAR   5 YEAR    10 YEAR
------------------------------------------  ------     ------   ------    -------
  Science & Technology
  Pacific Rim (formerly, Pacific
   Rim Emerging Markets)
  Health Sciences
  Emerging Growth
  Aggressive Growth
  Emerging Small Company
  Small Company Blend
  Small Company
  Dynamic Growth
  Mid Cap Stock
  Natural Resources
  All Cap Growth
  Strategic Opportunities
  Financial Services
  International Stock
  Overseas
  International Small Cap
  International Value
  Quantitative Mid Cap
  Mid Cap Core
  Global (formerly, Global Equity)
  Strategic Growth
  Capital Appreciation
  Quantitative All Cap
  All Cap Core (formerly, Growth)
  Large Cap Growth
  Classic Value
  U.S. Global Leaders Growth
  Quantitative Equity
  Blue Chip Growth
  U.S. Large Cap
  Core Equity
  Strategic Value
  Large Cap Value
  Utilities
  Real Estate Securities
  Small Cap Opportunities
  Small Company Value
  Special Value
  Mid Cap Value
  Value
  All Cap Value
  Equity Index
  Fundamental Value
  Growth & Income
Great Companies - America
  Equity-Income
  Quantitative Value
  Income & Value
  Balanced
  Global Allocation
  High Yield

  Strategic Bond
  Strategic Income
  Global Bond
  Diversified Bond
  Investment Quality Bond
  Total Return Real
  Return Bond
  U.S. Government Securities
  Money Market
  Small Cap Index
  International Index
  Mid Cap Index
  Total Stock Market Index
  500 Index
    Lifestyle Aggressive 1000 III
    Lifestyle Growth 820 III
    Lifestyle Balanced 640 III
    Lifestyle Moderate 460 III
    Lifestyle Conservative 280 III

    Small-Mid Cap
    International Equity Select
    High Grade Bond

American Growth Trust
American International Trust
American Growth-Income Trust
American Blue Chip Income and Growth Trust

Small Mid-Cap Growth
Select Growth
Global Equity Select
Core Value

SCIENCE & TECHNOLOGY TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital. Current income is
                        incidental to the portfolio's objective.

INVESTMENT STRATEGIES:  The portfolio invests primarily in common stocks of science and technology companies.


         The Science & Technology Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. Some industries likely to be represented in the portfolio include:



             - Computers including hardware, software and electronic components
             - telecommunications
             - media and information services,
             - environmental services
             - e-commerce
             - life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
             - chemicals and synthetic materials
             - defense and aerospace



         While most of the portfolio's assets are invested in U.S. common stocks, the Science & Technology Trust may also purchase other types of securities, including U.S. and non U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.



         Stock selection for the portfolio generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, portfolio holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The portfolio may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The portfolio may invest in suitable technology companies through initial public offerings.



         The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.



         The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.



Use of Hedging and Other Strategic Transactions


         The Science & Technology Trust may also engage in a variety of investment practices, such as buying and selling futures and options. The portfolio may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

         In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Science & Technology Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" below.

Principal Risks of Investing in this Portfolio

- The portfolio is subject to the risks of industry or sector investing since it invests primarily in science and technology sectors, including Internet-related investments. The products and services of companies in the science and technology sectors may not prove commercially successful or may become obsolete quickly, and a portfolio of these securities may be riskier or more volatile in price than one that invests in more market sectors. The risks of industry or sector investing, and the specific risks of investing in Internet-related, telecommunications, and health sciences companies, are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests extensively in equity securities, including securities of small or unseasoned companies (less than 3 years operating experience) and newly public companies. The portfolio may also invest up to 30% of its assets in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- Due to the portfolio's emphasis on science and technology sectors, including Internet-related investments, an investment in the portfolio should be considered extremely risky even as compared to other portfolios that invest primarily in the securities of small companies. Investing in the portfolio alone cannot provide a balanced investment program.

Performance(A, B, C, D)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 47.1% (for the quarter ended 12/1998) and the lowest return was -40.3% (for the quarter ended 9/2001).


                                   (BAR CHART)

1997              10.7%
1998              43.3%
1999              99.5%
2000             -34.1%
2001             -41.3%
2002             -40.8%
2003              50.4%



                                                 One               Five       Life of            Date First
                                                 Year              Years     Portfolio            Available
Science & Technology Trust Series I             50.39%            -7.19%        1.27%            01/01/1997
  Series II                                     50.46%                         -5.00%            01/28/2002
  Series III                                                                    7.73%            09/05/2003
Lipper Science and Technology Avg. Funds
  Classification(A)                             51.98             -2.73%       5.97%



(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)Since June 1, 2000, a portion of the Science & Technology Trust expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


(D)As of January 16, 2002, Michael Sola took over management responsibilities of the T. Rowe Price Science & Technology Trust.

SUBADVISER AND PORTFOLIO MANAGERS


         T. Rowe Price manages the Science & Technology Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2003, T. Rowe Price and its affiliates managed over $___ billion for over eight million individual and institutional investor accounts.


         The portfolio is managed by an investment advisory committee chaired by:

         -        Michael F. Sola (since January 2002). Mr. Sola, who joined T.
                    Rowe Price in 1995 as a technology analyst, is a Vice President of T. Rowe Price and has been managing investments since 1997. He is a Chartered Financial Analyst.

         The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.



PACIFIC RIM TRUST
(Formerly, Pacific Rim Emerging Markets Trust)


SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To achieve long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in common stocks and equity-related securities of companies in countries located in the Pacific Rim region. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.

         The countries of the Pacific Rim region are:

- Australia
- China
- India
- Indonesia
- Hong Kong
- Japan
- Malaysia
- New Zealand
- Pakistan
- Philippines
- Singapore
- South Korea
- Taiwan
- Thailand

         The Pacific Rim Trust, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region that have attractive long-term prospects for growth of capital. Equity-related securities in which the portfolio may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Portfolio may also invest up to 20% of its assets in countries outside the Pacific Rim region.

         MFC Global (U.S.A.)'s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. MFC Global (U.S.A.) will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Pacific Rim Trust may invest all or a portion of its assets in non-convertible, fixed income securities and cash and cash equivalents. These investments may be denominated in either U.S. or non-U.S. dollars. These securities may include debt of corporations, foreign governments and supranational organizations. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

         The Pacific Rim Trust may also purchase and sell the following equity-related financial instruments:

         -        exchange-listed call and put options on equity indices,

         - over-the-counter ("OTC") and exchange-listed equity index futures,

         - OTC and exchange-listed call and put options on currencies in the portfolio, and

         - OTC foreign currency futures contracts on currencies in the portfolio.

         A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities and may invest up to 100% of its assets in foreign securities, including securities of companies in emerging market countries. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- Since the portfolio concentrates its investments in the Pacific Rim region, the portfolio will be affected by economic and political events in this area.


Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 24.41% (for the quarter ended 12/1998) and the lowest return was -26.12% (for the quarter ended 12/1997).

                                   (BAR CHART)


1995           11.3%
1996            9.8%
1997          -34.1%
1998           -4.6%
1999           62.9%
2000          -24.4%
2001          -18.6%
2002          -12.5%
2003           40.7%



                                    One               Five           Life of            Date First
                                    Year              Years         Portfolio            Available
Pacific Rim Trust Series I         40.72%             4.30%           -1.15%            10/04/1994
       Series II                   40.52                              11.44%            01/28/2002
       Series III                                                     11.02%            09/05/2003
MSCI Pacific Index(B)              38.98%             2.12%           -2.60%


(A)On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         MFC Global (U.S.A.) manages the Pacific Rim Trust. MFC is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong
Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The portfolio managers are:

         -        Samantha Ho (since June, 2000). Ms. Ho joined MFC Global in
                    2000. Prior to joining MFC Global, she was a senior portfolio manager at SEB Investment Management where she served from 1994 to 2000. Prior to that, she was an investment analyst at Jardine Fleming. She is a Chartered Financial Analyst.

         -        Seton Lor (since June, 2000). Mr. Lor joined MFC Global in
                    2000. Prior to joining MFC Global, he was Director of Balanced Investments at AXA Investment Managers in Hong Kong where he served from 1996 to 2000.

HEALTH SCIENCES TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

         While the portfolio may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

         T. Rowe Price's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the portfolio may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

         In managing the Health Sciences Trust, T. Rowe Price uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the portfolio will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

         The Health Sciences Trust may invest in futures and options, which could subject the portfolio to additional volatility and losses.

         The Health Sciences Trust may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

         In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Health Sciences Trust holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.


         The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. The portfolio may invest a considerable portion of assets in the same business, such as pharmaceuticals, or in related businesses such as hospital management and managed care. Moreover, companies in this segment are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The risks of investing in the health sciences sector are set forth below under "Risks of Investing in Certain Types of Securities". Investing in the portfolio alone cannot provide a balanced investment program.



- The portfolio may invest a significant portion of its assets in derivatives, such as futures and options. The risks of investing in these instruments are set forth under "Hedging and Other Strategic Transactions."


- The portfolio may invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risk of Investing in Certain Types of Securities."

Performance(B)


      The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



      The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 18.13% (for the quarter ended 6/2003) and the lowest return was -- 15.78% (for the quarter ended 6/2002).



                                   (BAR CHART)



2002                  -27.2%
2003                   36.2%



                                          One             Life of            Date First
                                         Year            Portfolio            Available
Health Sciences Trust Series I          36.22%             2.69%             04/31/2001
                   Series II            35.91%             1.95%             01/28/2002
                   Series III                              5.93%             09/05/2003
Lipper Health/Biotechnology
  Avg. Funds Classification(A)          28.99%            -2.79%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         T. Rowe Price manages the Health Sciences Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2003, T. Rowe Price and its affiliates managed over $___ billion for over eight million individual and institutional investor accounts.


         The portfolio is managed by an investment advisory committee chaired by:

         -        Kris H. Jenner, M.D., D. Phil (since May, 2001). Dr. Jenner, who joined T. Rowe Price in 1997, is a Vice-President of T. Rowe Price and has been managing investments since 1998. From 1995 -- 1997 he was a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School.

         -        The committee chairman has day-to-day responsibility for
                    managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

EMERGING GROWTH TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC GLOBAL (U.S.A.)")

INVESTMENT OBJECTIVE:   To seek superior long-term rates of return through
                        capital appreciation.

INVESTMENT STRATEGIES:  The portfolio seeks to achieve its objective by investing, under normal circumstances, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

         Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap.

         The portfolio will focus on purchasing high quality securities of small -- cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

         MFC Global (U.S.A.) focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospectus and management interviews. The management team then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the portfolio.

         The Emerging Growth Trust may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

         The Emerging Growth Trust may also invest to a limited extent in fixed income securities including money market instruments.

         The Trust may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Trust and as permitted by applicable securities legislation: S&P Depository Receipts and Russell 2000 Growth i shares (or similar types of exchange traded funds). Such use would include the hedging of significant cash flows into or out of the Trust.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities, especially small and mid-cap securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest to a limited extent in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest to a limited extent in fixed income securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (formerly Manulife Funds Direct (Hong Kong) Limited), collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The Portfolio Managers are:


         - Robert Lutzko (since May, 2003). Mr. Lutzko joined MFC Global in September of 1995. He is Vice President and Senior Portfolio Manager of U.S. Equities at MFC Global. Prior to joining MFC Global in 1995, Mr. Lutzko was Portfolio Manager U.S. Equities, managing both U.S. Large-Cap and Small-Cap investments at the Workers Compensation Board's Investment Management division. Mr. Lutzko holds the Chartered Financial Analyst designation and is a graduate of Sheridan College (Computer Science).


         - Luciano Orengo (since May, 2003). Mr. Orengo joined MFC Global in June of 2001. He is a Senior Research Analyst of U.S. Equities at MFC Global. Prior to joining MFC Global in 2001, Mr. Orengo was a Research Analyst at the Canadian Shareowner Association. Luciano holds the Chartered Financial Analyst designation and has his Masters in Economics from McGill University.

         - Niall Brown (since May, 2003). Mr. Brown joined MFC Global Investment Management Limited in January of 2003. He is a Portfolio Manager of Small Cap and Global Equities at MFC Global. Prior to joining MFC Global in 2003, Mr. Brown was Vice President of U.S. Equities at TD Asset Management. Niall holds the Chartered Financial Analyst designation and has his Honours BA in Political Science (International Relations) from the University of Toronto.

AGGRESSIVE GROWTH TRUST

SUBADVISER:  A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE:   To seek long-term capital appreciation.

INVESTMENT STRATEGIES:  The portfolio invests principally in common stocks, of companies which in the opinion of AIM are expected to achieve earnings growth over time at a rate in excess of 15% per year.

         The portfolio's assets are principally invested in common stocks of companies which in the opinion of AIM are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized growth categories. AIM's portfolio managers focus on companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the portfolio may fluctuate widely. Any income received from securities held by the portfolio will be incidental.

         Aggressive Growth Trust's portfolio is primarily comprised of securities of two basic categories of companies:

         - "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

         - "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

         The Aggressive Growth Trust's strategy does not preclude investment in large, seasoned companies which in the judgment of AIM possess superior potential returns similar to companies with formative growth profiles. The portfolio may also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value.

         The Aggressive Growth Trust may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.

         The portfolio may invest up to 25% of its total assets in foreign securities. American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

Use of Hedging and Other Strategic Transactions

         Aggressive Growth Trust may:

         -        purchase and sell stock index futures contracts,

         - purchase options on stock index futures as a hedge against changes in market conditions,

         - purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

         - write (sell) covered call options (up to 25% of the value of the portfolio's net assets),

         - enter into foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the portfolio is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contracts with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

         See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities with emphasis on medium and small sized growth companies. The risks of investing in equity securities and small and medium sized companies are set forth below under "Risks of Investing in Certain Types of Securities."

-        The portfolio may invest up to 25% of its assets in foreign securities.
         The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest at most 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

- The portfolio may invest in internet related companies. The risks of investing in these companies is set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 32.25% (for the quarter ended 12/1998) and the lowest return was -- 24.73% (for the quarter ended 9/1998).


                                   (BAR CHART)



1997                0%
1998              4.3%
1999               33%
2000                3%
2001              -26%
2002              -25%
2003             33.9%

                                      One              Five            Life of           Date First
                                      Year            Years           Portfolio           Available
Aggressive Growth Trust
  Series I                           33.87%            0.37%            0.87%            01/01/1997
  Series II                          33.57%                             1.40%            01/28/2002
  Series III                                                            6.58%            09/05/2003
Russell 2000 Growth Index(B)         48.54%            0.86%            2.56%


(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISERS AND PORTFOLIO MANAGERS

         AIM Capital Management, Inc. ("AIM") manages the Aggressive Growth Trust. AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.


         AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. AIM and its affiliates managed over $___ billion of assets as of December 31, 2003.


         The portfolio is managed by the following three portfolios managers:

         -        Karl Farmer (since May, 2003). Mr. Farmer has been associated with AIM and/or its affiliates since 1998. Prior to 1998, Mr. Farmer was a pension actuary with William M. Merer, Inc., focusing on retirement plans and other benefit programs.

         -        Robert M. Kippes (since May, 1999). Mr. Kippes is vice
                    president of AIM and senior portfolio manager for several of the AIM funds, including the AIM Aggressive Growth Fund and the AIM Constellation Fund. Mr. Kippes has been associated with AIM and/or its affiliates since 1989.

         -        Jay K. Rushkin (since December, 2000). Mr. Rushin is portfolio manager for several of the AIM funds including the AIM Aggressive Growth Fund. He has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

EMERGING SMALL COMPANY TRUST

SUBADVISER: Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 80% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalizations of the Russell 2000 Growth Index.


         The Emerging Small Company Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index ("small cap stocks") at the time of purchase. The securities of small cap companies are traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. Equity securities also include preferred stocks, securities convertible into common stocks, and warrants for the purchase of common stocks.

         The portfolio may also invest up to 20% (measured at the time of purchase) of its total assets in any combination of the following if the investment presents a favorable investment opportunity consistent with the portfolio's investment goal:

         -        equity securities of larger capitalization companies which
                    Franklin believes have the potential for strong growth potential, and

         -        relatively well-known, larger companies in mature industries which Franklin believes have the potential for capital appreciation.

         Franklin will choose small cap companies that it believes are positioned for above average growth in revenues, earnings or assets. Franklin looks for companies it believes have distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology and industry leadership. Franklin uses a disciplined "bottom-up" approach to stock selection, blending fundamental and quantitative analysis. Franklin diversifies the portfolio's assets across many industries, and from time to time may invest substantially in certain sectors, including electronic technology and technology services. Small companies often pay no dividends, and current income is not a factor in the selection of stocks.

         The portfolio may invest up to 5% of its total assets in corporate debt securities that Franklin believes have the potential for capital appreciation as a result of improvements in the creditworthiness of the issuer. Debt securities may include bonds, notes and debentures. The portfolio may invest in both rated and unrated debt securities. The portfolio will only purchase securities rated "B" or above by Moody's or Standard & Poor's (or comparable unrated securities). The portfolio will not invest more than 5% of its total assets in non-investment grade securities (rated lower than "BBB" by Standard & Poor's or "Baa" by Moody's or comparable unrated securities). The receipt of income from debt securities is incidental to the portfolio's investment goal of capital growth.

         The portfolio may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American, European and Global Depositary Receipts. The portfolio currently intends to limit its investments in foreign securities to 10% of its total assets.

         The portfolio may also invest up to 10% of its total assets in real estate investment trusts ("REITS"). See "Real Estate Securities Trust" below for a discussion of REITS and the risks of investing in these trusts.

Use of Hedging and Other Strategic Transactions

         The Emerging Small Company Trust may:

         -        write (sell) covered put and call options and may buy put and call options on securities and securities indices, and

         -        buy and sell futures and options on futures with respect to securities, indices and currencies.

         See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

-        The portfolio invests primarily in small cap equity securities. The risks of investing in equity securities and the risks of investing in small cap (small and medium size companies) securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in internet related companies. The risks of investing in these companies is set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 59.08% (for the quarter ended 12/1999) and the lowest return was -- 26.19% (for the quarter ended 3/2001).



                                   (BAR CHART)



1997              17.1%
1998               0.1%
1999              73.5%
2000              -4.3%
2001             -22.2%
2002             -29.2%
2003              39.7%



                                               One        Five           Life of     Date First
                                               Year       Years         Portfolio     Available
Emerging Small Company Trust Series I         39.73%      5.02%           5.94%      01/01/1997
       Series II                              39.48                       1.21%      01/28/2002
       Series III                                                         7.60%      09/05/2003
Russell 2000 Growth Index(B)                  48.54%      0.86%           3.75%


(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISERS AND PORTFOLIO MANAGERS


         Franklin Advisers, Inc. manages the Emerging Small Company Trust. Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc., referred to as Franklin(R) TempletonI(R) Investments, -- located at One Franklin Parkway, San Mateo, California, 94403. Through its subsidiaries, Franklin(R) Templeton(R) provides global and domestic investment management, shareholder, custody and distribution services to the Franklin, Templeton, Mutual Series and Fiduciary products, high net-worth and institutional accounts, as well as separate account management services.



         Today, Franklin Templeton is a major force in the mutual fund industry. As of December 31, 2003, Franklin(R) Templeton(R) had, through its various investment management affiliates, combined assets under management of $___billion.


         The portfolio is managed by the following portfolio management team:


         - Michael McCarthy (since May, 1999). Mr. McCarthy joined Franklin Templeton Investments in 1992 and is currently a Senior Vice President and Director of Equity Research. He is a Chartered Financial Analyst (CFA).



         - Edward Jamieson (since May, 1999). Mr. Jamieson joined Franklin Templeton Investments in 1987 and is currently an Executive Vice President and Chief Investment Officer of the Franklin Equity Group.



         - Aidan O'Connell (since May, 1999). Mr. O'Connell joined Franklin Templeton Investments in 1998 and is currently a Vice President. Before joining Franklin Templeton, Mr. O'Connell was a research associate and a corporate finance associate at Hambrecht & Quist. He is a Chartered Financial Analysist
                  (CFA).





SMALL COMPANY BLEND TRUST

SUBADVISER: Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital and income.
                        Generation of current dividends will be a secondary consideration

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

         The Small Company Blend Trust invests at least 80% its net assets (plus any borrowings for investment purposes), under normal market conditions, in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase. The market capitalizations within the Russell 2000 Index will vary but as of June 30, 2002, were $1.3 billion and below. In determining market capitalization, CGTC may consider the value of shares which are publicly traded. The portfolio may hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Small Company Blend Trust may invest all or a portion of its assets in bonds, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

         The Small Company Blend Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities, especially securities of small or unseasoned companies (less than 3 years operating experience). The risks of investing in equity securities and small or unseasoned companies are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 26.94% (for the quarter ended 12/2001) and the lowest return was -- 25.88% (for the quarter ended 9/2001).



                                   (BAR CHART)



2000              -19.7%
2001               -2.3%
2002              -25.6%
2003               39.7%



                                          One              Life of           Date First
                                          Year            Portfolio           Available
Small Company Blend Trust Series I       39.73%             1.02%            05/01/1999
                         Series II       39.63%             3.38%            01/28/2002
Russell 2000 Index(A)                    47.25%             6.97%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISERS AND PORTFOLIO MANAGERS

      CGTC manages the Small Company Blend Trust. CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital

Group Companies, Inc. CGTC has been providing investment management services since 1968 and manages approximately $146 billion of assets as of December 31, 2003.



         The portfolio is managed by the following portfolio managers. In addition, a portion of the portfolio is managed by individual members of the research team.


         - Michael R. Ericksen (since May, 1999). Mr. Ericksen is a Senior Vice President and portfolio manager for CGTC. He joined the Capital Group organization in 1987.

         - James S. Kang (since May, 1999). Mr. Kang is Senior Vice President for Capital International Research Inc. He joined the Capital Group organization in 1988.

         - Robert G. Kirby (since May, 1999). Mr. Kirby is a Senior Partner of The Capital Group Partners L.P. and Chairman Emeritus and a portfolio manager of CGTC. He joined the Capital Group organization in 1965.

         - Karen A. Miller (since May, 2000). Ms. Miller is a Senior Vice President of Capital International Research, Inc. She joined the Capital Group organization in 1990.

         - Lawrence R. Solomon (since May, 2000). Mr. Solomon is a Senior Vice President of Capital International Research, Inc. He also serves as a Director of Capital Management Services, Inc. Mr. Solomon joined the Capital Group organization in 1985.

         - Kathryn M. Peters (since September, 2002). Ms. Peters is a Vice President and U.S. small-capitalization Portfolio Manager for Capital International Research, Inc. She also serves as a Director of Capital Management Services, Inc. Ms. Peters joined the Capital Group organization in 2001. Prior to joining Capital Guardian, Ms. Peters was employed as a portfolio manager at Montgomery Asset Management, LLC.


SMALL COMPANY TRUST



SUBADVISER: American Century Investment Management, Inc.. ("American Century")



 INVESTMENT OBJECTIVE:   To seek long-term capital growth.



 INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, primarily in equity securities of
                         smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.



                  Under normal market conditions, at least 80% of the portfolio will consist of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600 Index. If the companies in which the portfolio invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the portfolio's investment needs, the subadviser may invest up to 20% of the portfolio's assets in medium- and larger-sized companies.



                  The portfolio's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.



                  In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.

                  The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the portfolio fully invested in stocks regardless of the movement of the stock prices generally. When the subadvisers believes it is prudent, the portfolio may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleverage futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the portfolio's cash assets remain liquid while performing more like stocks.



                  The portfolio is authorized to use each of the investment strategies listed under "Additional Investment Policies" including, without limitation, investing in U.S. government securities and entering into short sales. The portfolio may also purchase securities of other investment companies, including exchange traded funds, and cash and cash equivalents.



                  In addition to other



PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO



- The portfolio invests primarily in equity securities, especially securities of small or unseasoned companies (less than 3 years operating experience). The risks of investing in equity securities and small or unseasoned companies are set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2004.



The portfolio's performance may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a portfolio's performance depends on the strength of the IPO market and the size of the portfolio. IPOs may have less impact on a fund's performance as its assets grow.



SUBADVISERS AND PORTFOLIO MANAGERS



         American Century manages the Small Company Trust. American Century is located at 4500 Main Street, Kansas City, Missouri 64111. American Century is controlled by James E. Stowers Jr., the Chairman of American Century Companies, Inc. American Century has been providing investment management services since 1958.



         The portfolio is managed by the following portfolio managers.



         - JOHN SCHNIEDWIND (since May, 2004) Mr. Schniedwind is the Chief Investment Officer -- Quantitative Equity for American Century. He joined American Century in 1982. He has degrees from Purdue University and an MBA in finance from the University of California - Berkeley. He is a CFA charterholder.



         - WILLIAM MARTIN (since May, 2004) Mr. Martin is a Senior Vice President and Senior Portfolio Manager for American Century. He joined American Century in 1989. He has a degree from the University of Illinois. He is a CFA charterholder.



         - WILHELMINE VON TURK (since May, 2004) Ms. von Turk is a Portfolio Manager for American Century. She joined American Century in 2000. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the University of California - Berkeley. She is a CFA charterholder.



         - THOMAS P. VAIANA (since May, 2004) Mr. Vaiana is a Portfolio Manager for American Century. He joined American Century in 1997. He has a bachelor's degree in business finance from California State University.



         - ZILI ZHANG (since May, 2004) Mr. Zhang is a Vice President and Portfolio Manager/Director of Quantitative Research for American Century. He joined American Century in 1997. He has a bachelor's degree in physics from University of Science and Technology of China and a Ph.D in theoretical physics from the University of Texas at Austin.





DYNAMIC GROWTH TRUST

SUBADVISER: Deutsche Asset Management, Inc. ("DeAM")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests primarily in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

         Under normal circumstances, the portfolio invests the majority of its assets in the stock and other securities with equity characteristics of U.S. companies with market capitalizations, at the time of purchase, within the market capitalization range of the S&P Mid-Cap 400 Index. DeAM believes these companies contain the greatest concentration of businesses with significant growth prospects.

         DeAM focuses on individual security selection rather than industry selection. DeAM uses an active process which combines financial analysis with company visits to evaluate management and strategies.


         The portfolio may invest in convertible securities when it is more advantageous than investing in a company's common stock. The portfolio may also invest up to 20% of its assets in stocks and other securities of companies based outside the U.S. Under normal conditions this tactic will not comprise a major element of its strategy.



         Investment Process. Company research lies at the heart of DeAM's investment process. DeAM uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.


         - DeAM focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

         - DeAM emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

         - DeAM generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

         - DeAM screens within the market capitalization range of the S&P Mid-Cap 400 Index for medium-sized companies with growth and profitability.

         Temporary Defensive Position. The portfolio may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. DeAM may invest up to 100% of the portfolio's assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. To the extent DeAM adopts such a position and over the course of its duration, the portfolio may not meet its goal of long-term capital growth.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities including those of small companies. The risks of investing in equity securities and small companies are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risk of Investing in Certain Types of Securities."

- The portfolio may invest in internet related companies. The risks of investing in these companies is set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B, C)

         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 16.05% (for the quarter ended 6/2003) and the lowest return was -- 32.2% (for the quarter ended 12/2000).



                                   (BAR CHART)



2001             -40.2%
2002             -28.4%
2003              29.0%



                                       One              Life of           Date First
                                      Year             Portfolio           Available
Dynamic Growth Trust-Series I        29.03%             -24.73%           05/01/2000
         Series II                   29.12%              -0.12%           01/28/2002
Russell Midcap Growth Index(A)       42.71%             -10.44%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



(C)As of November 25, 2002, DeAM took over management responsibilities of the Dynamic Growth Trust.


SUBADVISER AND PORTFOLIO MANAGERS

         DeAM located at 280 Park Avenue, New York, New York 10017, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

         DeAM provides a full range of investment advisory services to retail and institutional clients and as of September 30, 2002 had total assets under management of approximately $97 billion.

         The Portfolio Managers are:

         - Audrey M. T. Jones, CFA. Managing Director, Deutsche Asset Management, and Lead Manager of the portfolio.

         --       Joined the investment advisor in 1986.

         -- Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.

         --       30 years of investment industry experience.

         --       BBA from Pace University Lubin School of Business.

         - Doris R. Klug, CFA. Director of Deutsche Asset Management and Co-Manager of the portfolio.

         --       Joined Deutsche Asset Management in 2000.

         -- Portfolio manager with primary focus on the consumer and capital goods sectors.

         --       Vice President of Mutual of America from 1993 to 2000.

         --       21 years of financial industry experience.

         --       MBA from New York University Stern School of Business.

         - Bob Grandhi, CFA, Director of Deutsche Asset Management and Co-Manager of the portfolio.

         --       Joined Deutsche Asset Management in 2001.

         -- Portfolio manager with primary focus on the technology and healthcare sectors.

         -- Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to 2001 and 1990 to 2000, respectively.

         --       25 years of financial industry experience.

         --       MS and MBA Illinois Institute of Technology.

MID CAP STOCK TRUST

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests primarily in equity securities of mid-sized companies with significant capital appreciation potential.

         Wellington Management seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Trust tends to invest in companies whose capitalization is similar to the market capitalization of companies in the Russell Mid Cap Index.

         Wellington Management's investment approach while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Mid Cap Stock Trust may invest up to 10% of its assets in foreign securities.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- To the extent that the portfolio emphasizes a mid-capitalization growth style, the portfolio may underperform in markets that favor other styles.


Performance(A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/2001) and the lowest return was -- 23.64% (for the quarter ended 3/2001).


                                   (BAR CHART)

2000              -4.0%
2001             -11.0%
2002             -22.6%
2003              42.3%



                                           One               Life of           Date First
                                          Year              Portfolio           Available
Mid Cap Stock Trust-Series I             42.33%              -1.10%            05/01/1999
                   Series II             41.97%               5.69%            01/28/2002
                   Series III                                10.42%            09/05/2003
Russell Midcap Growth Index(A)           42.71%               0.46%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Wellington Management Company, LLP, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $___ billion of client assets. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


         The Portfolio Manager is:

         - Michael Carmen (since April, 2000). Mr. Carmen, Senior Vice President of Wellington Management, joined Wellington Management in 1999 as an equity portfolio manager. Prior to joining Wellington Management, Mr. Carmen was an equity portfolio manager at Kobrick Funds (1997-1999), State Street Research and Management (1992-1996, 1997) and Montgomery Asset Management (1996). He is a Chartered Financial Analyst.


NATURAL RESOURCES TRUST


SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:   To seek long-term total return

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

         Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The portfolio seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The portfolio invests in four major areas:
1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

         Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

         Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

         Forest Products. The forest products sector includes timber, pulp and paper product companies.

         Other Natural Resources-Based Companies. The other natural resources area consists of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

         The portfolio's "normal" allocation across the natural resources sub-sectors is approximately:

         -        60% -- Energy and energy related

         -        30% -- Metals and mining

         - 10% -- Forest products, miscellaneous commodities companies, and non-ferrous metals.

         The "normal" sub-sector allocation reflects Wellington Management's view on availability and relative attractiveness of investment opportunities within the natural resources sector. The portfolio's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

         Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions, the portfolio is fully invested.

         Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries. The portfolio may invest without limitation in foreign securities. The portfolio utilizes currency hedging to protect the value of the portfolio's assets when Wellington Management deems it advisable to do so.

         Wellington Management utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

         Benchmark. The custom natural resources benchmark will consist of: 60% MSCI World Energy Sources and Equipment & Services, 30% MSCI World Metals and Mining and 10% MSCI World Forest Products & Paper.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity and equity-related securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in natural resource related companies which involves special risks. For example, these companies may be affected by international political and economic developments, energy conservation, success of exploration projects, tax and other government regulations

- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is nondiversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

         Wellington Management Company, LLP, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $___ billion of client assets. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


         The Portfolio Managers are:

         - James A. Bevilacqua (since May, 2003). Mr. Bevilacqua, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm in 1994. Mr. Bevilacqua is responsible for managing energy and natural resource portfolios for institutional investors worldwide. Jim received both a BS (1988) and an MS (1989) in Aeronautics and Astronautics from the Massachusetts Institute of Technology, and an MBA from Stanford Graduate School of Business (1994).


         - Karl E. Bandtel (since May, 2003). Mr. Bandtel, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm in 1990. Mr. Bandtel is also responsible for managing energy and natural resource portfolios for institutional clients worldwide. Mr. Bandtel received his BS degree in Business from the University of Wisconsin in 1988, and then earned his MS in Finance from the University of Wisconsin in 1990. Mr. Bandtel joined Wellington Management upon completion of graduate school.


ALL CAP GROWTH TRUST

SUBADVISER: A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE:   To seek long-term capital appreciation.

INVESTMENT STRATEGIES:  The portfolio seeks to achieve this
                        investment objective by investing its assets, under normal market conditions, principally in common stocks of companies that the portfolio managers believe likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the portfolio will be incidental.

         The All Cap Growth Trust's portfolio is primarily comprised of securities of two basic categories of companies:

         - "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

         - "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

         The All Cap Growth Trust may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the value of the portfolio. American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

Use of Hedging and Other Strategic Transactions

         The All Cap Growth Trust may:

         -        purchase and sell stock index futures contracts,

         - purchase options on stock index futures as a hedge against changes in market conditions,

         - purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

         - write (sell) covered call options (up to 25% of the value of the portfolio's net assets),

         - foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the portfolio is invested including: the direct purchase of sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

         See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

-        The portfolio may invest up to 20% of its assets in foreign securities.
         The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest at most 20% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

         The portfolio may invest in internet related companies. The risks of investing in these companies is set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B, C, D)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 36.09% (for the quarter ended 12/1999) and the lowest return was -- 23.2% (for the quarter ended 9/2001).



                                   (BAR CHART)



1997              15.3%
1998              28.3%
1999              44.7%
2000             -10.8%
2001             -23.8%
2002             -24.4%
2003              29.2%



                                             One               Five        Life of           Date First
                                             Year             Years       Portfolio           Available
All Cap Growth Trust Series I               29.24%            -0.79%        5.50%            03/04/1996
  Series II                                 28.99%                         -0.43%            01/28/2002
  Series III                                                                6.90%            09/05/2003
Russell 3000 Growth Index(B)                30.97%            -4.69%        6.06%
Combined Index(B, C)                        30.97%            -3.41%        3.91%


(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)The Combined Index is a blend of the Russell Mid Cap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter. The Combined Index was prepared by the adviser using Ibbotson Associates Software and Data. The Russell 3000 Growth Index was added to reflect a change in investment policy effective December 1, 1999. The Combined Index was added to provide a more accurate comparison of performance.


(D)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISER AND PORTFOLIO MANAGERS

         A I M Capital Management, Inc., ("AIM"). AIM manages the All Cap Growth Trust. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.


         AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. AIM and its affiliates managed over $___ billion of assets as of December 31, 2003.


         The Portfolio Managers are:

         - Christian A. Costanzo (since May, 2003). Ms. Costanzo has been associated with AIM/and or its affiliates since 1995.

         - Robert J. Lloyd (since May, 2003). Mr. Lloyd has been associated with AIM/and or its affiliates since 2000. From 1997 to 2000, he was a trader for American Electric Power.


         - Bryan A. Unterhalter (since August, 2003). Mr. Unterhalter has been associated with AIM/and or its affiliates since 1997. Mr. Unerhlater began his investment career in 1995 as an equity trader with First Interstate Bank.


         - Kenneth A. Zschappel (since May, 1999). Mr. Zschappel is assistant vice president and senior portfolio manager of AIM. He is involved in managing several of the AIM funds, including the AIM Aggressive Growth Fund and the AIM Constellation Fund. Mr. Zschappel has been associated with AIM and/or its affiliates since 1990.

STRATEGIC OPPORTUNITIES TRUST

SUBADVISER: Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE:   To seek growth of capital. Although current income is a
                        secondary objective, growth of income may accompany growth of capital.

INVESTMENT STRATEGIES:  The portfolio normally invests primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

         FMR normally invests the portfolio's assets primarily in common stocks.

         FMR may invest the portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

         FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

         FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the portfolio may not achieve its objective.

Temporary Defensive Investing

         The portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may also invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         During the time period shown in the bar chart, the highest quarterly return was 27.76% (for the quarter ended 3/1987) and the lowest return was -- 27.33% (for the quarter ended 9/2001).


                                   (BAR CHART)



1993           16.3%
1994           -0.5%
1995           42.8%
1996           20.1%
1997           19.3%
1998            9.4%
1999           27.8%
2000           -6.4%
2001          -15.3%
2002          -38.8%
2003           25.8%



                                                  One           Five         Ten           Life of         Date First
                                                 Year          Years        Years         Portfolio        Available
Strategic Opportunities Trust Series 1          25.84%         -4.82%        5.69%           8.86%         06/18/1985
       Series II                                25.61%                                     -10.34%         01/28/2002
S&P 500(R)(A)                                   28.70%         -0.57%       11.06%          11.60%
Russell 3000(R) Index(A)                        31.06%          0.37%       10.77%          11.59%
Combined Index                                  28.70%          3.14%       10.01%          11.78%



(A)Effective November 1, 2002, the portfolio's performance is compared against the Standard & Poor's 500(R) (S&P500(R)) Index, rather than the Russell 3000(R) Index, due to changes in the portfolio's investment policies which resulted in a change to the portfolio's benchmark.



(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Fidelity Management & Research Company ("FMR") has served as the portfolio's subadviser since May 1, 2001 when it assumed responsibility from Fidelity Management Trust Company as subadviser to the portfolio listed above. FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2003, FMR and its affiliate, FMR Co., Inc, had approximately $___ billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.


         Beginning May 1, 2001, FMR Co., Inc. (FMRC) serves as sub-subadviser for the portfolio. FMRC will be primarily responsible for choosing investments for the portfolio. FMRC is a wholly-owned subsidiary of FMR.

         The Portfolio Manager is:


         - Jason Weiner (since April, 2003) Mr. Weiner is vice president and portfolio manager for FMRC. Since joining FMR in 1991 and FMRC in 2001, Mr. Weiner has worked as a research analyst and manager.


FINANCIAL SERVICES TRUST

SUBADVISER: DAVIS ADVISORS ("DAVIS")

INVESTMENT OBJECTIVE:   To seek growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests primarily in common stocks of financial services companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

         Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The portfolio may also invest in other equity securities and in foreign and fixed income securities.

         Davis uses the Davis investment philosophy in managing the Financial Services Trust's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for banking and financial services companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

 - First-class management         - Proven record as an acquirer
 - Management ownership           - Strong balance sheet
 - Strong returns on capital      - Competitive products or services
 - Lean expense structure         - Successful international operations
 - Dominant or growing market     - Innovation
     share in a growing market

         The portfolio may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Financial Services Trust may place any portion of its assets in:

         - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

         - securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act.; and

         -        cash.

         When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio concentrates its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a portfolio which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector. The risks of investing in the banking and financial services industries are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 20.96% (for the quarter ended 06/2003) and the lowest return was -- 15.06% (for the quarter ended 9/2002).



                                   (BAR CHART)



2002            -17.9%
2003             33.6%



                                                           One               Life of           Date First
                                                          Year              Portfolio           Available
Financial Services Trust Series I                        33.58%               0.78%            4/30/2001
                     Series II                           33.40%               5.48%            1/28/2002
                     Series III                                              12.85%           09/05/2003
Lipper Financial Services Avg. Funds Classification(A)   32.35%               5.62%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Davis Advisors ("Davis") was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. As of December 31, 2003, Davis managed assets of more than $__ billion. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.


         The Portfolio Managers are:

         - Christopher C. Davis (since May, 2001). Mr. Davis, Chairman and Chief Executive Officer of Davis and a director and Chief Executive Officer, president or vice president of each of the Davis Funds, is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. He has served as a portfolio manager with Davis since 1995.

         - Kenneth Charles Feinberg (since May, 2001). Mr. Feinberg is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. Since joining Davis in 1992, he has co-managed other equity funds advised by Davis and has also served as a research analyst.

INTERNATIONAL STOCK TRUST

SUBADVISER: Deutsche Asset Management Investment Services Ltd ("DeAMIS")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks. The portfolio primarily invests in the countries that make up the MSCI EAFE Index.

         Under normal market conditions, the International Stock Trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks. The portfolio primarily invests in the countries that make up the MSCI EAFE Index. The MSCI EAFE Index tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index.

         The MSCI EAFE Index has a median market capitalization of over $2.8 billion. Under normal market conditions, the portfolio invests in securities of issuers with a minimum market capitalization of $500 million.

         Strategy. DeAMIS seeks to identify a focused list of approximately 30 to 40 companies that offer, in DeAMIS's opinion, the greatest upside potential on a rolling 12 month view. DeAMIS uses an entirely bottom-up approach, with no active allocation between countries, regions or industries.

         Investment Process. DeAMIS begins with a broad universe of equity securities of issuers located in the countries that make up the MSCI EAFE Index. The universe includes all securities in the Index and a large number of securities not included in the Index but whose issuers are located in the countries that make up the Index.

         Research is conducted by 15 global sector research teams in addition to 5 local research teams. These analysts are based in DeAMIS's worldwide offices but are connected by a systematic valuation approach, encapsulated in CFROI (cashflow return on investment). Focusing on CFROI enables DeAMIS to attempt to remove the distortions found in traditional accounting methods and enables the analyst to focus on the true worth of the company. Teams of analysts identify those companies with high and sustainable return on capital and long-term prospects for growth. The most important part of our investment process is the company meeting schedule.

         Each global sector analyst ranks their stocks relative to their own sector. Stocks are ranked on a relative expected return and the level of conviction. Based on fundamental research, DeAMIS sets a target price objective (DeAMIS's opinion of the intrinsic value of the security) for each security and rank the securities based on these target price objectives. DeAMIS applies a strict buy and sell strategy. The top 30 to 40 stocks in the ranking are purchased for the portfolio. Stocks are sold when they meet their target price objectives or when DeAMIS revised price objectives downward. In implementing this strategy, the portfolio may experience a high portfolio turnover rate.

         Other Investments. The portfolio may also invest up to 20% of its assets in cash equivalents, U.S. investments grade fixed income securities and U.S. stocks and other equity securities.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

         The portfolio is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

TEMPORARY DEFENSIVE INVESTING

         DeAMIS may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. DeAMIS could place up to 100% of the portfolio's asset in U.S. or foreign-government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent DeAMIS might adopt such a position and over the course of its duration, the portfolio may not meet its goal of capital appreciation.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in foreign equity securities including securities of companies in emerging markets. This and other risks of investing in foreign securities and equity securities are set forth below under "Risks of Investing in Certain Types of Securities." Because the portfolio may invest in foreign securities in emerging markets, an investment in the portfolio will be riskier than a portfolio that only invests in developed foreign countries. To the extent the portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Performance (A, C)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 23.58% (for the quarter ended 12/1999) and the lowest return was -- 22.22% (for the quarter ended 9/2002).


                                   (BAR CHART)



1997              1.4%
1998             14.9%
1999             29.7%
2000            -16.6%
2001            -21.5%
2002            -21.7%
2003             30.3%



                                            One             Five              Life of           Date First
                                           Year             Years            Portfolio           Available
International Stock Trust Series I        30.27%            -2.83%            12.42%            01/01/1997
  Series II                               30.26%                              -0.72%            01/28/2002
  Series III                                                                  15.08%            09/05/2003
MSCI EAFE Index(B)                        39.17%             0.26%             3.17%


(A)From June 1, 2000 until November 25, 2002, a portion of the International Stock Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


(D)Effective November 25, 2002, DeAMIS became the subadviser to the International Stock Trust. Performance reflects results prior to this change.

SUBADVISER AND PORTFOLIO MANAGERS

         DeAMIS located at One Appold Street, London, England, is an indirect wholly-owned subsidiary of Deutsche Bank AG which is described above.

         DeAMIS provides a full range of investment advisory services to retail and institutional clients and as of September 30, 2002 had total assets under management of approximately $6 billion.

         The portfolio managers are:

         - Alexander Tedder. Managing Director, Deutsche Asset Management, and Lead Manager of the portfolio.

         -- Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.

         --       13 years of investment industry experience.

         --       Fluent in German, French, Italian and Spanish.

         -- Masters in Economics and Business Administration from Freiburg University

         - Marc Slenderbroek, Director, Deutsche Asset Management, and Co-Manager of the portfolio.

         --       Portfolio manager for EAFE Equities; London.

         -- Joined Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.) in 1994 after five years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities.

         --       Fluent in English, Dutch, German, Swedish and Norwegian.

         --       MA from University of Leiden, Netherlands.

         - Clare Gray, Director, Deutsche Asset Management and Co-Manager of the portfolio.

         --       Joined the investment advisor in 1993.

         --       Ten years of investment industry experience.

         --       Chartered Financial Analyst.

         --       BS, Cornell University.

         - Stuart Kirk, Associate Director, Deutsche Asset Management, and Co-Manager of the portfolio.

         --       Joined the investment advisor in 1995.

         --       Seven years of investment industry experience.

         --       Asia-Pacific analyst.

         --       MA from Cambridge University

OVERSEAS TRUST

SUBADVISER: Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE:   To seek growth of capital.

INVESTMENT STRATEGIES:  The portfolio normally invests at least 80% of its net assets in non-U.S. securities (primarily common stocks). FMR relies on fundamental analysis of each issuer and may also invest across different countries and regions.

         FMR normally invests at least 80% of the portfolio's assets in non-U.S. securities. FMR normally invests the portfolio's assets primarily in common stocks.

         The portfolio normally diversifies its investments across different countries and regions. In allocating the portfolio's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

         In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management.

         FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the portfolio may not achieve its objective.

Temporary Defensive Investing

         The portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Country or Geographic Region

         FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in foreign equity securities. The risks of investing in equity securities and in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 25.75% (for the quarter ended 12/1999) and the lowest return was -- 21.38% (for the quarter ended 9/2002).


                                   (BAR CHART)



1995               7%
1996            12.6%
1997            -0.1%
1998               8%
1999            40.5%
2000           -18.7%
2001           -21.1%
2002           -21.4%
2003            43.8%



                                       One        Five            Life of            Date First
                                      Year        Years          Portfolio            Available
Overseas Trust Series I(A)           43.83%       0.36%             3.18%            01/09/1995
             Series II               43.71%                         8.54%            01/28/2002
             Series III                                            16.14%            09/05/2003
MSCI EAFE Index(B)                   39.17%       0.26%             4.42%


(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         FMR has served as the portfolio's subadviser since May 1, 2001 when it assumed responsibility from Fidelity Management Trust Company as subadviser to the portfolio listed above. FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2003, FMR and its affiliate, FMR Co., Inc, had approximately $___ billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.


         Beginning May 1, 2001, FMR Co., Inc. (FMRC) serves as sub-subadviser for the portfolio listed above. FMRC will be primarily responsible for choosing investments for the portfolio. FMRC is a wholly-owned subsidiary of FMR.

         The Portfolio Manager is:

         - Richard R. Mace, Jr. (since May, 1999). Mr. Mace joined FMR in 1987, FMRC in 2001 and has worked as an analyst and manager. Mr. Mace also manages Fidelity Overseas and Advisor Overseas Fund.

INTERNATIONAL SMALL CAP TRUST

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

INVESTMENT OBJECTIVE:   To seek long-term capital appreciation.

INVESTMENT STRATEGIES:  The Portfolio invests primarily in the common stock of smaller companies outside the U.S.


         Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $2 billion or less ("small company securities").


         The portfolio may invest in small company securities in emerging markets. In some emerging markets, the Portfolio may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Portfolio may also invest a portion of its assets in the equity securities of larger foreign companies.

         An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

         The Portfolio may invest more than 25% of its assets in the securities of issuers located in any one country. At least 65% of the portfolio's total assets are normally invested in foreign securities representing a minimum of three countries (other than the United States). When choosing equity investments for this Portfolio, the manager applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in foreign securities, especially securities of small companies. The risks of investing in foreign securities, equity securities and small companies are set forth below under "Risks of Investing in Certain Types of Securities."

- Because the portfolio invests primarily in foreign securities, which are generally riskier investments than U.S. securities investing in this portfolio is riskier than investing in a portfolio that invests primarily in U.S. small companies.

- The portfolio invest in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.


Performance(A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 58.65% (for the quarter ended 12/1999) and the lowest return was -- 22.36% (for the quarter ended 9/2002).



                                   (BAR CHART)

1997             0.8%
1998            11.9%
1999            84.9%
2000           -29.2%
2001           -31.1%
2002           -16.7%
2003            54.9%



                                                 One             Five             Life of      Date First
                                                Year             Years           Portfolio     Available
International Small Cap Trust Series I         54.94%            3.10%             4.71%         3/4/1996
  Series II                                    54.73%                             13.76%       01/28/2002
  Series III                                                                      14.89%       09/05/2003
MSCI World ex-US Index (A)                     40.01%            0.77%             3.89%
Combined Index                                 54.10%            2.72%             4.09%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Templeton, located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394, has been in the business of providing investment advisory services since 1954. As of December 31, 2003, Templeton and its affiliates manage over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.


         The portfolio is managed by the following two portfolio managers:


         - Tucker Scott (since May, 2003). Mr. Scott joined Templeton in 1996 and is currently a Senior Vice President. He is a Chartered Financial Analyst (CFA).



         - Cindy Sweeting (since May, 2003). Ms. Sweeting joined the Templeton in 1997 and is currently an Executive Vice President and Director of Research. She is a Chartered Financial Analyst
                  (CFA).



         - Simon Rudolph (since May 2004). Mr. Rudolph jpined Templeton in 1997 and is currently an Executive Vice President. He is a Chartered Accountant (ACA) and a member of the Institute of Chartered Accountants of England and Wales.


INTERNATIONAL VALUE TRUST

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The portfolio also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the portfolio generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

         Templeton's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, Templeton will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Use of Hedging and Other Strategic Transactions

         The International Value Trust does not currently intend to use any of the investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities of companies located outside the United States. The risks of investing in equity securities and in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest up to 25% of its assets in debt (fixed income) securities including foreign debt securities. The risks of investing in fixed income securities and in foreign securities is set forth below under "Risks of Investing in Certain Types of Securities." Because the portfolio has a 25% limit on debt securities, these risks will not affect the portfolio to the same degree as the risks of foreign equity securities.


Performance(A, B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 24.18% (for the quarter ended 6/2003) and the lowest return was -- 23.56% (for the quarter ended 9/2002).



                                   (BAR CHART)



2000                   -6.5%
2001                  -10.0%
2002                  -17.8%
2003                   44.9%



                                           One               Life of           Date First
                                          Year              Portfolio           Available
International Value Trust Series I       44.86%                0.86%           05/01/1999
                      Series II          44.52%               10.56%           01/28/2002
                      Series III                              14.27%           09/05/2003
MSCI EAFE Index(A)                       39.17%              -0.89%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Templeton, located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394, has been in the business of providing investment advisory services since 1954. As of December 31, 2003, Templeton and its affiliates manage over $336 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.


         The Portfolio Managers are:

Lead Portfolio Manager


         - Tucker Scott, (since May, 1999). Mr. Scott joined Templeton in 1996 and is currently Senior Vice President. Prior to joining Franklin Templeton, Mr. Scott worked at Aeltus Investment Management. He is a Chartered Financial Analyst (CFA) Charter holder.


The following individual has secondary portfolio management responsibilities:

         - Cindy L. Sweeting (since 2003), Ms. Sweeting joined Templeton in 1997 and is currently an Executive Vice President and Director of Research. She is a Chartered Financial Analyst
                  (CFA) Charter holder.



         - Antonio T. Docal (since 2003). Mr. Docal joined Templeton in 2001 and is currently a Senior Vice President. He is a Chartered Financial Analyst (CFA) Charter holder.


QUANTITATIVE MID CAP TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.")

INVESTMENT OBJECTIVE:   To seek long-term capital growth.

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. The portfolio may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall portfolio volatility and increase performance.

         Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap. Using this definition, as of 3/31/02, the largest company in the mid-cap universe was about $10 billion and the smallest about $1 billion.

         MFC Global ("U.S.A.") uses a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and MFC Global ("U.S.A.")'s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap securities with strong industry position, leading market share, proven management and a strong balance sheet. The analysts then rank all such securities based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the portfolio.

         The Quantitative Mid Cap Trust may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contract for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

         The Quantitative Mid Cap Trust may also invest to a limited extent in fixed income securities including money market instruments.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities, especially mid-cap equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities -- Equity Securities" and "Risks of Investing in Certain Types of Securities -- Small and Medium Size Companies."

- The portfolio may invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities."

Performance (A)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         During the time period shown in the bar chart, the highest quarterly return was 14.96% (for the quarter ended 6/2003) and the lowest return was -- 23.63% (for the quarter ended 9/2001).



                                   (BAR CHART)



2002            -22.7%
2003             38.5%



                                           One               Life of           Date First
                                          Year              Portfolio           Available
Quantitative Mid Cap Trust Series I      38.53%              -4.90%            04/30/2001
                        Series II        38.32%               4.40%            01/28/2002
S&P Mid Cap 400 Index                    35.61%               5.83%



(A)Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III shares (also referred to as "Class R shares") have not yet been offered. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 plan.


SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Funds Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The Portfolio Managers are:

         - Mark Schmeer (since May, 2001). Mr. Schmeer joined MFC Global in 1996. He is Vice President and Managing Director of North American Equities at Manulife Financial. Prior to 1996, Mr. Schmeer was Vice President of Sun Life Investment Management, where he served from 1993 to 1996. He is a Chartered Financial Analyst, and graduated from Boston College with an MA in Economics.

         - Rhonda Chang (since May, 2001). Ms. Chang joined MFC Global in 1996. She is Assistant Vice President and Portfolio Manager of U.S. Equities at Manulife Financial. Prior to joining Manulife Financial in 1994, Ms. Chang was an investment analyst with AIG Global Investors. She is a Chartered Financial Analyst and graduated from York University with an MBA.


MID CAP CORE TRUST


SUBADVISER: A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital

INVESTMENT STRATEGIES:  The portfolio seeks to achieve its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

         The portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measure the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measure the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. As of March 26, 2003, the market cap range of the Russell Midcap Index was $650 million to $11 billion.

         In complying with the 80% investment requirement, the portfolio's investments may include synthetic instruments. Synthetic instruments are investment that have economic characteristics similar to the portfolio's direct investments. The portfolio may invest up to 20% of it assets in equity securities of companies in other market capitalization ranges. The portfolio may also invest up to 20% of its assets in investment-grade debt securities. The portfolio may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the portfolio may hold a portion of its assets in cash or cash equivalents, including shares of money market funds*. Any percentage limitations with respect to assets of the portfolio are applied at the time of purchase.

         In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in mid-cap companies. The risks of investing in mid-cap companies are set forth below under "Risks of Investing in Certain Types of Securities."

-        The portfolio may invest up to 25% of its assets in foreign securities.
         The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest up to 20% of its assets in investment-grade debt securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

         A I M Capital Management, Inc., ("AIM"). AIM manages the Aggressive Growth Trust and the All Cap Growth Trust. AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.


         AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. AIM and its affiliates managed over $___ billion of assets as of December 31, 2003.


         The Portfolio Managers are:

         - Ronald S. Sloan (Lead Manager) (since May, 2003). Mr. Sloan is a Senior Portfolio Manager at AIM. Mr. Sloan joined AIM in 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

GLOBAL TRUST
(formerly, Global Equity Trust)



SUBADVISER: Templeton Global Advisors Limited ("Templeton Global").


INVESTMENT OBJECTIVE:   To seek long-term capital appreciation.


INVESTMENT STRATEGIES:  Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies located anywhere in the world, including emerging markets. At least 65% of its total assets will be invested in issuers located in at least three different countries (including the U.S.).



                  Equity securities include common stocks and preferred stocks. The portfolio also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The portfolio, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.



                  Depending upon current market conditions, the portfolio generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.



                  The portfolio may use swap agreements as a derivative strategy to protect its assets, implement a cash or tax management strategy or enhance its returns. The portfolio may invest up to 5% of its total assets in swap agreements.



                  When choosing equity investments for the portfolio, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measure related to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.


Temporary Defensive Investing


         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Global Trust may invest primarily in cash, cash equivalents, money market securities or other short-term debt securities. When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.


Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio will invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance(A, B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 17.83% (for the quarter ended 6/2003) and the lowest return was -- 16.96% (for the quarter ended 9/2001).

                                   (BAR CHART)



1993            32.9%
1994             1.7%
1995             7.7%
1996            12.6%
1997            20.8%
1998            12.2%
1999             3.7%
2000            12.2%
2001           -16.1%
2002           -19.1%
2003            27.5%



                                               One           Five           Ten          Life of        Date First
                                               Year          Years         Years        Portfolio        Available
Global Trust Series I                         27.46%         0.12%         5.34%         -4.10%         03/18/1988
  Series II                                   27.23                                       2.65%         01/28/2002
  Series III                                                                              9.07%         09/05/2003
MSCI World Index                              33.76%         -0.39%        7.58%          7.55%



(A)Effective October 1, 1996, April 30, 2001 and December 8, 2003, the portfolio changed its subadviser. Performance reflects results prior to this change.



(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Templeton Global, located at Box N-7759, Nassau, Bahamas has been in the business of providing investment advisory services since 1954. As of December 31, 2003, Templeton and its affiliates manage over $___ billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.



         The portfolio's lead portfolio manager is:



         - Jeffrey A. Everett (since December, 2003). Mr.. Everett joined the Templeton in 1989 and is currently President of Templeton Global Advisors Limited and a Chief Investment Officer - Retail for the Templeton Global Equity Group. He is a Chartered Financial Analyst (CFA).



         The following individuals have secondary portfolio management responsibilities:



         - Murdo Murchison (since December, 2003). Mr. Murchinson joined the Templeton in 1993 and is currently Executive Vice President of Templeton Global Advisors Limited. He is a Chartered Financial Analyst (CFA).



         - Lisa Myers (since December, 2003). Ms. Myers joined Templeton in 1996 and is currently Vice President of Templeton Global Advisors Limited. She is a Chartered Financial Analyst (CFA).


STRATEGIC GROWTH TRUST

SUBADVISER: Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE:   To seek capital appreciation.

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which MFS believes offer superior prospects for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


         MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented portfolios (such as the Strategic Growth Trust) that it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and managements' abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts.

         In managing the portfolio, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS look particularly for companies which demonstrate:

         - a strong franchise, strong cash flows and a recurring revenue stream

         - a solid industry position, where there is potential for high profit margins -- substantial barriers to new entry in the industry

         -        a strong management team with a clearly defined strategy

         -        a catalyst which may accelerate growth

         The portfolio may invest in foreign securities, including depositary receipts, dollar denominated foreign debt securities and emerging market securities, through which it may have exposure to foreign currencies.

         The Strategic Growth may also invest to a limited extent in: (a) fixed income securities, (c) U.S. Government Securities, (d) variable and floating rate obligations, (e) zero coupon bonds, deferred interest bonds and PIK bonds,
(f) investment companies, (g) restricted securities, (h) short sales and short sales against the box, (i) indexed securities. These investment techniques and practices are described further in the prospectus under "Additional Investment Policies and Transactions" and in the Statement of Additional Information.

         The portfolio may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests extensively in the securities of companies which the subadviser believes are poised for growth. The price of such securities in certain economic, political or market conditions may fall to a greater extent than a decline in the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index).

- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in securities traded in the over-the-counter markets which involves risks in addition to those associated with transaction in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The value of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

Performance(A)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 19.39% (for the quarter ended 12/2001) and the lowest return was -- 23.91% (for the quarter ended 9/2001).


                                   (BAR CHART)



2002            -28.0%
2003             26.9%

                                           One               Life of           Date First
                                          Year              Portfolio           Available
Strategic Growth Trust Series I          26.86%               -7.81%           04/30/2001
                    Series II            26.61%               -2.68%           01/28/2002
                    Series III                                 4.36%           09/05/2003
Russell 1000 Growth Index                29.75%               -6.51%



(A) Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Massachusetts Financial Services Company ("MFS") is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada (an insurance company). Net assets under the management of the MFS organization were approximately $___ billion as of December 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


         The Portfolio Manager is:

         - S. Irfan Ali (since May, 2001). Mr. Ali is a Senior Vice President of MFS and has been employed by MFS since 1993. Mr. Ali has managed the MFS Strategic Growth Fund since 1999.

CAPITAL APPRECIATION TRUST

SUBADVISER: Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests at least 65% of the portfolio's total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

         Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

         Securities in which the Capital Appreciation Trust invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the portfolio is not likely to receive significant dividend income on its portfolio securities.

         In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Capital Appreciation Trust invests include: (i) American Depository Receipts (ADRs);
(ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITS) and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the portfolio can convert into the company's common stock or some other equity security.)

         The Capital Appreciation Trust may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term.) These securities often are not widely known and favorably valued.

         In addition to the principal strategies discussed above, the Capital Appreciation Trust may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

         1. The portfolio may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term.) These securities often are not widely known and favorably valued.

         2. The portfolio may make short sales of a security including short sales "against the box."

         3. The portfolio may invest up to 20% of the portfolio's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.)

         4. The portfolio may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

         5. The portfolio may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

         6. The portfolio may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service.) These include corporate debt and other debt obligations of U.S. and foreign issuers. The portfolio may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

         7.       The portfolio may invest in repurchase agreements.

         Jennison considers selling or reducing a stock position when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 16.38% (for the quarter ended 12/2001) and the lowest return was -- 19.64% (for the quarter ended 9/2001).


                                   (BAR CHART)



2001                 -18.4%
2002                 -30.6%
2003                  29.5%



                                           One               Life of           Date First
                                          Year              Portfolio           Available
Capital Appreciation Trust Series I      29.47%              -13.02%           11/01/2000
                       Series II         29.35%               -4.30%           01/28/2002
                       Series III                              5.51%           09/05/2003
Russell 1000 Growth Index(A)             29.75%              -14.37%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


(C)Since November, 2000 a portion of the Capital Appreciation Trust expenses were reimbursed. If such expenses had nor been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS


         Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2003, Jennison had approximately $59 billion in assets under management.


         The Portfolio Managers are:


         -        Kathleen A. McCarragher (since November, 2000). Ms.
                  McCarragher joined Jennison in 1998 and is a Director and Executive Vice President at Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities for six years. Ms McCarragher received her B.B.A. degree from the University of Wisconsin and her M.B.A. from Harvard University.



         - Michael A. Del Balso (since November, 2000). Mr. Del Balso joined Jennison in 1972 and is currently a Director and Executive Vice President at Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Baslo is a graduate of Yale University and received his M.B.A. from Columbia University. He is a member of The New York Society of Security Analysts, Inc.


         - Spiros Segalas (since November, 2000). Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer at Jennison. He received his B.A. from Princeton University and is a member of The New York Society of Security Analysts, Inc.


QUANTITATIVE ALL CAP TRUST


SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC GLOBAL (U.S.A.)")


INVESTMENT OBJECTIVE:   To seek long-term growth of capital.


INVESTMENT STRATEGIES:  The portfolio seeks to achieve its objective by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

         MFC Global ("U.S.A.") ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative Analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the portfolio.

         The Quantitative All Cap Trust may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

         The Quantitative All Cap Trust may also invest to a limited extent in fixed income securities including money market instruments.

         The portfolio may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the portfolio.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest to a limited extent in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest to a limited extent in fixed income securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (formerly known as Manulife Funds Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The Portfolio Managers are:

         - Mark Schmeer (since May, 2003). Mr. Schmeer joined MFC Global in August of 1995. He is Vice President and Managing Director of North American Equities at MFC Global. Prior to August of 1995, Mr. Schmeer was Vice President of Sun Life Investment Management, where he served from 1993 to August 1995. He holds the Chartered Financial Analyst designation, and graduated from Boston College with an MA in Economics.

         - Harpreet Singh (since May, 2003). Mr. Singh joined MFC Global in August of 2000. He is Assistant Vice President and Portfolio Manager of U.S. Equities at MFC Global. Prior to joining MFC Global in 2000, Mr. Singh was Quantitative Analyst at Standish, Ayer & Wood Inc. Mr. Singh graduated with an MBA from Bentley College and a B. Tech (Chemical Engineering) from Indian Institute of Technology.

         - Chris Hensen (since May, 2003). Mr. Hensen joined MFC Global in July of 1995. He is Assistant Vice President and Portfolio Manager of U.S. Equities at MFC Global. Mr. Hensen holds the Chartered Financial Analyst designation and is a graduate of York University with a BBA and an MBA.

         - Rhonda Chang (since May, 2003). Ms. Chang joined MFC Global in 1994 as research analyst with the U.S. equity team and was promoted to portfolio manager in 1996. She is now Assistant Vice President and Senior Portfolio Manager of U.S. Equities at MFC Global. Prior to joining MFC Global in 1994, Ms. Chang was an investment analyst with AIG Global Investors. She holds the Chartered Financial Analyst designation and graduated from York University with an MBA.

         - Robert Lutzko (since May, 2003). Mr. Lutzko joined MFC Global in September of 1995. He is Vice President and Senior Portfolio Manager of U.S. Equities at MFC Global. Prior to joining MFC Global in 1995, Mr. Lutzko was Portfolio Manager U.S. Equities, managing both U.S. Large-Cap and Small-Cap investments at the Workers Compensation Board's Investment Management division. Mr. Lutzko holds the Chartered Financial Analyst designation and is a graduate of Sheridan College (Computer Science).

         - Brett Hryb (since May, 2003). Mr. Hryb joined MFC Global in March of 1993. He is a Portfolio Manager of U.S. Equities at MFC Global. Mr. Hyrb holds the Chartered Financial Analyst designation and is a graduate of McMaster University (B.Comm).

ALL CAP CORE TRUST (FORMERLY, GROWTH TRUST)

SUBADVISER: Deutsche Asset Management, Inc. ("DeAM")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio invests in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index.

         The portfolio may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.

         The portfolio may also invest in U.S. Government securities and up to 5% of its assets in foreign securities.

         Investment Philosophy. DeAM pursues an actively managed, quantitative investment process. DeAM's investment philosophy is based on three central tenets:

         - Securities have an intrinsic value from which they deviate over time. DeAM believes that the best way to measure a security's fair vale is relative to its peers within its own industry.

         - Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

         - Quantitative investment models provide an improved framework for selecting mispriced stocks in an unbiased, consistent and repeatable manner.

         Quantitative Investment Approach. DeAM blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. DeAM's proprietary U.S. stock evaluation model, the Quantitative Investment Model (the "Model"), incorporates valuation and growth investment parameters and is used to select securities. DeAM believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. DeAM also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

         By applying a rigorous portfolio construction process, the team targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

         Portfolio Construction and Quantitative Risk Management. DeAM extensively screens the Russell 3000 universe using multiple investment parameters to identify what DeAM believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

Principal Risks of Investing in this Portfolio

         - The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A, B, C)

         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 23.59% (for the quarter ended 12/1999) and the lowest return was -- 24.41% (for the quarter ended 3/2001).


                                   (BAR CHART)



1997            25.4%
1998            24.0%
1999            37.2%
2000           -27.3%
2001           -21.4%
2002           -25.2%
2003            31.5%



                                        One       Five            Life of            Date First
                                       Year       Years          Portfolio            Available
All Cap Core Trust Series I
  (formerly Growth Trust)             31.54%      -5.05%            3.84%            07/15/1996
                 Series II            31.26%                        0.19%            01/28/2002
Russell 3000 Index(B)                 31.06%       0.37%            9.42%
Combined Index                        31.06%      -4.67%            7.10%


(A)Effective November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to these changes.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS

         DeAM, located at 280 Park Avenue, New York, New York 10017, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

         DeAM provides a full range of investment advisory services to retail and institutional clients and as of September 30, 2002 had total assets under management of approximately $97 billion.

         The portfolio managers are as follows:


         -        Janet Campagna. Managing Director, DeAM and portfolio manager


         --       Joined the investment advisor in 1999.


         --       Head of DeAM's Advance Research and Quantitative Strategies
                  Group



         --       Overseas $250 billion in global asset allocation assets



         -        Robert Wang. Managing Director, DeAM and portfolio manager



         --       Joined the investment advisor in 1995.



         -- Senior Portfolio Manager for the Multi-Asset Class Quantitative Strategies Group



         --       Overseas $2.4 billion in global quantitative equity assets

LARGE CAP GROWTH TRUST

SUBADVISER: Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  FMR normally invests at least 80% the portfolio's assets in securities (primarily common stocks) of companies with large market capitalizations. Portfolio securities are selected based on the fundamental analysis of each issuer. Investments may include domestic and foreign issuers, and growth or value stocks or a combination of both.

         FMR normally invests at least 80% of the portfolio's assets in securities of companies with large market capitalizations. FMR normally invests the portfolio's assets primarily in common stock. Although a universal definition of large market capitalization companies does not exist, for purposes of this portfolio, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500(R) Index or the Russell 1000(R) Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the portfolio's investment. Companies whose capitalization is below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of each index.

         FMR may invest the portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

         FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

         FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the portfolio may not achieve its objective.

Temporary Defensive Investing

         The portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Use of Hedging and Other Strategic Transactions

         The Large Cap Growth Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

         The portfolio may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 20.83% (for the quarter ended 12/1999) and the lowest return was -- 18.72% (for the quarter ended 9/2001).


                                   (BAR CHART)



1993             10.3%
1994             -0.7%
1995             22.8%
1996             13.0%
1997             19.1%
1998             19.1%
1999             25.3%
2000            -14.2%
2001            -17.8%
2002            -22.8%
2003             25.3%



                                         One           Five         Ten          Life of        Date First
                                        Year           Years       Years        Portfolio        Available
Large Cap Growth Trust Series I        25.33%         -3.11%       5.26%          5.77%         08/03/1989
       Series II                       25.24%                                    -1.30%         01/28/2002
Russell 1000(R) Growth Index           29.75%         -5.11%       9.21%          9.80%
Combined Index(B)                      29.75%         -5.26%       4.21%          5.60%


(A)Effective May 1, 1999, the portfolio changed its investment objective. Performance includes results prior to these changes.

(B)The Combined Index is comprised of 47.5% of the return of the Wilshire 5000 Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the U.S. 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index since inception to April 30, 1999 and 100% return of the Russell 1000 Growth Index from May 1, 1999 and thereafter. The Combined Index was prepared by the Adviser using Ibbotson Associates Software and Data.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         FMR has served as the portfolio's subadviser since May 1, 2001 when it assumed responsibility from Fidelity Management Trust Company as subadviser to the portfolio listed above. FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2003, FMR and its affiliate, FMR Co., Inc, had approximately $__ billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.


         Beginning May 1, 2001, FMR Co., Inc. (FMRC) serves as sub-subadviser for the portfolio listed above. FMRC will be primarily responsible for choosing investments for the portfolio. FMRC is a wholly owned subsidiary of FMR.

         The Portfolio Manager is:

         - Karen Firestone (since May, 1999). Ms. Firestone joined FMR 1983, FMRC in 2001 and has worked as an analyst and manager. Ms. Firestone also manages Fidelity Advisor Large Cap Fund.


CLASSIC VALUE TRUST



SUBADVISER: Pzena Investment Management, LLC. ("Pzena")



INVESTMENT OBJECTIVE:   To seek long-term growth of capital.



INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 80% of its net assets in domestic equity securities. The portfolio may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.



                  In managing the portfolio, Pzena seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

                  In choosing individual securities, Pzena screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that Pzena believes generally have the following characteristics:



         - cheap on the basis of current price to estimated normal level of earnings



         -        current earnings below normal levels



         -        a sound plan to restore earnings to normal



         -        a sustainable business advantage.



                  Using fundamental research and a proprietary computer model, Pzena ranks these companies from the cheapest to the most expensive on the basis of current share price to Pzena's estimate of normal long-term earnings power. Pzena's management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, Pzena refines its earnings model and makes its final investment decision.



         Before investing, Pzena considers the value of an entire business relative to its price. Pzena views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the portfolio's investments avoids the emotional inputs that can lead to overvalued securities.



                  Pzena approaches sell decisions from the same disciplined framework. The suadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in Pzena's ranking system. Pzena also will generally sells a security when there are more attractive opportunities or there is a change in company fundamentals.



                  Pzena seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the portfolio's cash levels will increase.



PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO



- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio's management strategy has a significant influence on portfolio performance. Large capitalization stocks as a group could fall out of favor with the market, causing the portfolio to underperform investments that focus on small- or medium capitalization stocks.



- The portfolio focuses on value stocks, which could underperform growth stocks.



- The portfolio may invest in foreign securities securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2004.



Subadvisers and Portfolio Managers



                  Pzena is located at 120 West 45th Street, 34th Floor, New York, New York 10036. Established in 1995, Pzena is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of December 31, 2003, the majority of Pzena was owned by the firm's five managing principals: Richard S. Pzena (President and Chief Executive Officer), John P. Goetz (Managing Principal, Research), Bill Lipsey (Managing Principal, Marketing and Client Services), Amy Jones (Managing Principal, Operations and Administration) and Rama Krishna (Managing Principal, Large Cap Value). In addition, nine additional employees owned interests in the firm as of January 1, 2004. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena. As of January 31, 2004, Pzena had approximately $6.03 billion in assets under management.



The investment team primarily responsible for overseeing the portfolio's investments are:



Richard S. Pzena (since May, 2004) Managing Principal, Chief Executive Officer and Founder of Pzena. Rich has worked in investment management since 1986; has been with Pzena since 1995, and has managed assets in the Fund since inception.
Education: B.S. and M.B.A., The Wharton School of the University of
Pennsylvania.



John P. Goetz (since May, 2004) Managing Principal, Research. John has worked in investment management since 1996; has been with Pzena since 1996, and has managed assets in the Fund since inception. Education: B.A. Wheaton College; M.B.A., Kellogg School, Northwestern University.



A. Rama Krishna (since May, 2004) Managing Principal, Large Cap Portfolio Manager. Rama has worked in the investment business since 1987 and investment management since 1993; has been with Pzena since 2003 and has managed assets in the Fund since inception. Education: B.A. St. Stephen's College, The University of Delhi; MBA and M.A. University of Michigan, Ann Arbor.



U.S. GLOBAL LEADERS GROWTH TRUST



SUBADVISER: Sustainable Growth Advisers, L.P. ("SGA")



INVESTMENT OBJECTIVE:   To seek long-term growth of capital.



INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."



                  Under normal market conditions, at least 80% of the portfolio's assets will be invested in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:



         - Hold leading market share of their relevant industries that result in high profit margins and high investment returns.



         - Supply consumable products or services so that their revenue streams are recurring.



         The subadvisers seek to indentify companies with superior long-term earnings prospects and to continue to own them as long as the subadvisers believe they will continue to enjoy favorable prospectus for capital growth and are not overvalued in the marketplace.



                  As a result of its investment strategy, the portfolio typically invests in large capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index).



                  The portfolio may invest in other types of equities and foreign stocks.



PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO



- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio's management strategy has a significant influence on portfolio performance. Large capitalization stocks as a group could fall out of favor with the market, causing the portfolio to underperform investments that focus on small- or medium capitalization stocks.



- The portfolio focuses on growth stocks, which could underperform value stocks.



- The portfolio may invest in multinational companies which may have substantial international operations. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2004.



Subadvisers and Portfolio Managers



                  SGA manages the U.S. Global Leader Growth Trust. SGA is located at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019. SGA was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who are also the portfolio managers of the portfolio.



         The portfolio is managed by the following portfolio managers.



         - GEORGE P. FRAISE (since May, 2004) Mr. Fraise is a principal of SGA. From 2000-2003, Mr. Fraise was executive vice president of Yeager, Wood & Marshall, Inc. From 1997 to 2000, Mr. Fraise was a portfolio manager at Scudder Kemper Investments.



         - GORDON M. MARCHAND (since May, 2004) Mr. Marchand is a principal of SGA. From 1984-2003, Mr. Marchand was chief financial and operating officer of Yeager, Wood & Marshall, Inc.



         - ROBERT L. ROHN (since May, 2004) Mr. Rohn is a principal of SGA. From 1992 to 2003, Mr. Rohn was an Analyst and Portfolio Manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and served as Chairman of the W.P. Stewart Inc.'s Management Committee.


QUANTITATIVE EQUITY TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:   To achieve intermediate- and long-term growth through
                        capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

INVESTMENT STRATEGIES:  The portfolio invests principally in common stocks or in securities convertible into common stock or carrying rights or warrants to purchase common stocks or to participate in earnings.

         MFC Global (U.S.A.) seeks to attain this objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in common stocks or in securities convertible into common stock or carrying rights or warrants to purchase common stocks or to participate in earnings. In selecting investments, MFC Global (U.S.A.) places emphasis on companies with:

         -        good financial resources,

         -        strong balance sheet,

         -        satisfactory rate of return on capital,

         -        good industry position,

         -        superior management skills, and

         -        earnings that tend to grow at above average rates.

         The portfolio's investments are not limited to securities of any particular type or size of company, but high-quality growth and income stocks are emphasized.

         Investments are made primarily in securities listed on national securities exchanges, but the Quantitative Equity Trust may purchase securities traded in the United States over-the-counter market. The portfolio may purchase securities on a forward-commitment, when-issued or delayed-delivery basis.

         The Quantitative Equity Trust may invest in the following types of foreign securities:

         - U.S. dollar denominated obligations of foreign branches of U.S. banks,

         - securities represented by ADRs listed on a national securities exchange or traded in the U.S. over-the-counter market,

         - securities of a corporation organized in a jurisdiction other than the U.S. and listed on the New York Stock Exchange or NASDAQ, and

         -        securities denominated in U.S. dollars but issued by non U.S.
                  issuers and issued under U.S. Federal securities regulations (for example, U.S. dollar denominated obligations issued or guaranteed as to principal or interest by the Government of Canada or any Canadian Crown agency).

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Quantitative Equity Trust may place all or a portion of its assets in fixed income securities, and cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

         The Quantitative Equity Trust is authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions".

Principal Risks of Investing in this Portfolio

- MFC Global (U.S.A.) is assisted by computer models in determining a company's potential to provide an above average rate of return. If the computer model is not correct, the securities of the company purchased by the portfolio may not increase in value and could even decrease in value.

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest up to 100% of its assets in U.S. dollar denominated foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio only invests in U.S. dollar denominated securities, it will not be subject to the risks of maintaining assets in a foreign country described in this section.

Performance (A, B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 24.79% (for the quarter ended 12/1998) and the lowest return was -- 23.71% (for the quarter ended 12/1987).



                                   (BAR CHART)

1993             13.4%
1994             -4.2%
1995             29.2%
1996             17.9%
1997             29.8%
1998             26.4%
1999             22.3%
2000              6.3%
2001            -23.0%
2002            -27.8%
2003             23.6%



                                             One            Five         Ten          Life of        Date First
                                            Year           Years        Years        Portfolio        Available
                                            ----           -----        -----        ---------        ---------
Quantitative Equity Trust Series I         23.55%         -2.22%        7.91%           8.54%        04/30/1987
       Series II                           23.40%                                      -4.82%        01/28/2002
       Series III                                                                       8.88%        09/05/2003
S&P 500 Index                              28.70%         -0.57%       11.06%          11.06%


(A)On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Funds Direct (Hong
Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The Portfolio Managers are:

         - Rhonda Chang (since May, 2001). Ms. Chang joined MFC Global in 1996. She is Assistant Vice President and Portfolio Manager of U.S. Equities at Manulife Financial. Prior to joining Manulife Financial in 1994, Ms. Chang was an investment analyst with AIG Global Investors. She is a Chartered Financial Analyst and graduated from York University with an MBA.

         - Mark Schmeer (since August, 1995). Mr. Schmeer joined MFC Global in 1996. He is Vice President Managing Director of North American Equities at Manulife Financial. Prior to 1996, Mr. Schmeer was Vice President of Sun Life Investment Management, where he served from 1993 to 1996. He is a Chartered Financial Analyst, and graduated from Boston College with an MA in Economics.

BLUE CHIP GROWTH TRUST

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:   To provide long-term growth of capital. Current income
                        is a secondary objective.

INVESTMENT STRATEGIES:  The portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.



         In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

         Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

         Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

         Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.


         T. Rowe Price evaluates the growth prospects of companies and the industries in which they operate. T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects T. Rowe Price's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.



         While most of the assets of the portfolio are invested in U.S. common stocks. However, the portfolio may also purchase other types of securities, including, (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.


         The Blue Chip Growth Trust may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the portfolio but may include non-investment grade debt securities (junk bonds). The portfolio will not purchase a non-investment-grade debt security if, immediately after such purchase, the portfolio would have more than 5% of its total assets invested in such securities.

         The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.


         The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.


Use of Hedging and Other Strategic Transactions

         The Blue Chip Growth Trust may also engage in a variety of investment management practices, such as buying and selling futures and options and is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The portfolio may invest up to 10% of its total assets in hybrid instruments, which are a type of high-risk derivative which can combine the characteristics of securities, futures and options. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

         In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities and to a limited extent in fixed income securities. The risks of investing in equity securities and fixed income securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest to a limited extent in fixed income securities, the risks associated with fixed income securities will not affect the portfolio as much as a portfolio that invests more of its assets in fixed income securities.

- During periods when growth stocks are not in favor with other investors, the portfolio may not perform as well as a portfolio that invests in value stocks that can cushion share prices in a down market.

-        The portfolio may invest up to 20% of its assets in foreign securities.
         The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest up to 20% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 24.8% (for the quarter ended 12/1998) and the lowest return was -- 17.09% (for the quarter ended 3/2001).



                                   (BAR CHART)



1993           -3.8%
1994           -4.8%
1995           26.5%
1996           25.9%
1997           26.9%
1998           28.5%
1999           19.4%
2000           -2.8%
2001          -14.6%
2002          -24.3%
2003           29.2%



                                           One           Five         Ten            Life of        Date First
                                          Year           Years       Years          Portfolio        Available
Blue Chip Growth Trust Series I          29.17%         -0.60%        9.15%           7.79%         12/11/1992
  Series II                              29.05%                                      -0.25%         01/28/2002
  Series III                                                                          7.80%         09/05/2003
S&P 500 Index(C)                         28.70%         -0.57%       11.06%


(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)Since June 1, 2000, a portion of the Blue Chip Growth Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.


(C)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.



(D)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         T. Rowe Price manages the Blue Chip Growth Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2003, T. Rowe Price and its affiliates managed over $___ billion for over eight million individual and institutional investor accounts.


         The portfolio is managed by an investment advisory committee chaired by:

         -        Larry J. Puglia (since October, 1996). Mr. Puglia, who joined
                  T. Rowe Price in 1990, is a Vice President of T. Rowe Price and has been managing investments since 1993. He is a Chartered Financial Analyst and a Certified Public Accountant.

         The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

U.S. LARGE CAP TRUST (FORMERLY, U.S. LARGE CAP VALUE TRUST)

SUBADVISER: Capital Guardian Trust Company ("CGTC"),

INVESTMENT OBJECTIVE:   To seek long-term growth of capital and income.

INVESTMENT STRATEGIES:  The portfolio invests at least 80% of its net assets
                        (plus any borrowings for investment purposes), under normal market conditions, in equity and equity-related securities of companies with market capitalization greater than $500 million at the time of purchase. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.

         The portfolio may hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Temporary Defensive Investing


         To meet redemption requests or pending investment of its assets or during unusual market conditions, the U.S. Large Cap Value Trust may invest all or a portion of its assets in preferred stocks, bonds, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.


Use of Hedging and Other Strategic Transactions

         The U.S. Large Cap Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities, including securities of medium sized companies. The risks of investing in equity securities and medium sized companies are set forth below under "Risks of Investing in Certain Types of Securities."

Performance (A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 18.7% (for the quarter ended 12/2001) and the lowest return was -- 20.15% (for the quarter ended 9/2002).



                                   (BAR CHART)



2000              2.8%
2001             -2.5%
2002            -25.2%
2003             37.1%



                                           One               Life of           Date First
                                          Year              Portfolio           Available
U.S. Large Cap Trust Series I            37.06%                1.16%           05/01/1999
                   Series II             36.68%                2.26%           01/28/2002
                   Series III                                  9.56%           09/05/2003
S&P 500 Index(A)                         28.70%               -2.44%
Russell 1000 Value Index(A)              30.03%                1.54%


(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of a month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968 and manages approximately $146 billion of assets as of December 31, 2003.

         The Portfolio Managers are:

         - Terry Berkemeier (since May, 1999). Mr. Berkemeier is a Vice President and portfolio manager for CGTC. He joined the Capital Group organization in 1992.

         - Michael R. Ericksen (since May, 1999). Mr. Ericksen is a Senior Vice President and portfolio manager for CGTC. He joined the Capital Group organization in 1987.

         - David I. Fisher (since May, 1999). Mr. Fisher is Chairman of the Board of Capital Guardian Trust Company. He joined the Capital Group organization in 1969.

         - Theodore R. Samuels (since May, 1999). Mr. Samuels is a Senior Vice President and a Director for CGTC. He joined the Capital Group organization in 1981.

         - Eugene P. Stein (since May, 1999). Mr. Stein is Executive Vice President and a Director. He joined the Capital Group organization in 1972.

         - Karen A. Miller (since May, 2000). Ms. Miller is a Senior Vice President of Capital International Research, Inc. She joined the Capital Group organization in 1990.

         - Alan J. Wilson (since May, 2000). Mr. Wilson is Vice President of Capital International Research, Inc. Mr. Wilson joined the Capital Group organization in 1991.

         A portion of the portfolio is managed by individual members of the research team.


CORE EQUITY TRUST



SUBADVISER: Legg Mason Funds Management, Inc. ("Legg Mason")



INVESTMENT OBJECTIVE:   To seek long-term capital growth.



INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.



                  The portfolio invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods and annual portfolio turnover of less than 50%. The portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.



                  The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

                  The portfolio may also invest in debt securities of companies having one or more of the above characteristics. The portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."



PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO



- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio may invest in fixed income securities, including non-investment grade fixed income securities. The risks of investing in fixed income securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The subadviser's approach to investing involves the risk that stocks purchased by the subadviser, which the subadviser believes to be undervalued at the time of purchase, may remain undervalued for a significant time period. The subadviser may concentrate much of the portfolio's investments in certain industries, and will, therefore, be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.



Performance



Performance is not provided since the portfolio commenced operations in May, 2004.



SUBADVISERS AND PORTFOLIO MANAGERS



         Legg Mason manages the Core Equity Trust. Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a financial services holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager or adviser for several domestic and offshore equity mutual funds.



         Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of LMFM's investment process and has served as a portfolio manager with LMFM since 1982. Mary Chris Gay serves as the portfolio manager of the Core Equity Trust. She has managed or co-managed other equity funds advised by LMFM since 1998 and has also served as a research analyst.


STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST)

SUBADVISER: Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE:   To seek capital appreciation.

INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which MFS believes are undervalued in the market relative to their long term potential.

         The equity securities of the companies invested in by the portfolio may be undervalued because:

         -        They are temporarily out of favor in the market due to:


         -        a decline in the market


         -        Poor economic conditions

         - Developments that have affected or may affect the issuer of the securities or the issuer's industry; or

         -        The market has overlooked them.


         Undervalued equity securities generally have low price-to-book, price-to-sales and.or price-to-earnings ratios. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.


         The fund also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative value make such purchases attractive.


         MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented portfolios (such as the Strategic Value Trust) that it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts.


         The Strategic Value Trust may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies. The Strategic Value Trust may engage in short sales as described under "Additional Investment Policies -- Short Sales."


         The Strategic Value Trust may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

Temporary Defensive Investing


         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Strategic Value Trust may place any portion of its assets in:


         - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), and

         -        cash.

         When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

         The Strategic Value Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions".

Principal Risks of Investing in this Portfolio


- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


- The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.

- The portfolio may invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities."


Performance (A, B)

         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 19.83% (for the quarter ended 6/2003) and the lowest return was -- 23.66% (for the quarter ended 9/2001).



                                   (BAR CHART)



2002         -27.2%
2003          28.8%



                                           One              Life of           Date First
                                          Year             Portfolio           Available
Strategic Value Trust Series I           28.78%              -7.90%           04/30/2001
                   Series II(B)          28.68%              -1.31%           01/28/2002
                   Series III                                 6.48%           09/05/2003
Russell 1000 Value Index                 30.03%               1.85%
S&P 500 Index                            28.70%              -2.69%



(A)Effective May 1, 2003, the portfolio changed its investment policies.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). Net assets under the management of the MFS organization were approximately $____ billion as of December 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


         The Portfolio Manager is:

         -        Kenneth Enright (since November, 2002; in May, 2003, Mr.
                  Enright became the sole portfolio manager of the fund). Mr. Enright is the current portfolio manager of the MFS Strategic Value retail mutual fund. He is a Senior Vice President at MFS and has been employed by MFS since 1986.


LARGE CAP VALUE TRUST



SUBADVISER: FUND ASSET MANAGEMENT, L.P. (doing business as "Mercury Advisors")


INVESTMENT OBJECTIVE:   To seek long-term growth of capital.

INVESTMENT STRATEGIES:  The portfolio will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

         The portfolio seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks of large cap companies the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000 Index. As of March 27, 2003, the capitalization range of the Russell 1000 Index as $650 million to $240 billion.

         In selecting securities for the portfolio, the subadviser uses a proprietary model that employs three filters in its initial screens: (1) earnings momentum (which is an evaluation of what it believes to be the issuer's prospects for future earnings per share based on the growth and sustainability of earnings over previous periods); (2) earnings surprise (which analyzes an issuer's reported earnings as opposed to those that were anticipated); and (3) valuations based on price-to-earnings and a dividend discount model. The subadviser looks for strong relative earnings growth, preferring growth based on increased productivity and sales to growth resulting from the company's simply revising its pricing structure. A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the portfolio.


         After the initial screening is done, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.


         Because the portfolio will not hold all the stocks in the Russell 1000 Value Index and because a portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:


         -        Relative price to earnings and price to book ratios

         -        Weighted median market capitalization of the portfolio

         - Allocation among the economic sectors of the portfolio as compared to the applicable index

         -        Weighted individual stocks within the applicable index.


         The portfolio may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the portfolio's investment allocations. The portfolio anticipates that it would generally limit its foreign securities investment to ADRs of issuers in developed countries.


         The portfolio may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which a portfolio may invest.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."


- The portfolio invest in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.


- The portfolio may invest in debt securities. The risks of investing in debt securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

         Mercury Advisors, a wholly owned subsidiary of Merrill Lynch & Co., Inc., and its advisory affiliates constitute one of the world's largest asset management firms with approximately $___ billion assets under management as of December 31, 2003, overseeing client assets in over 70 countries around the globe.


         The Portfolio Managers for the Large Cap Value strategy are:

         -        Senior Portfolio Manager Bob Doll


         Senior Portfolio Manager Bob Doll, President and Chief Investment Officer of Merrill Lynch Investment Managers, joined Merrill Lynch Investment Managers in 1999 and heads the Merrill Lynch Large Cap Value Fund team. Mr. Doll received bachelor's degrees in accounting and economics from Lehigh University and an MBA from The Wharton School of the University of Pennsylvania. He is a CFA(R) charterholder and a Certified Public Accountant.


         -        Milind Sharma


         In addition to Mr. Doll, the investment team includes Quantitative Analyst Milind Sharma, who received a bachelor's degree from Vassar College and completed the Honors Moderations Program at Oxford University. He holds master's degrees in computational finance and applied mathematics from Carnegie Mellon University.


         The team has a combined 28 years of investment experience.

UTILITIES TRUST

SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

INVESTMENT OBJECTIVE:   To seek capital growth and current income (income above
                        that available from a portfolio invested entirely in equity securities).


INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 80% of its net assets in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies.


         MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas telecommunications) or upon a company's geographic region.

         Equity Investments. The portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the portfolio, MFS places particular emphasis on each of the following factors:

         -        the current regulatory environment;

         -        the strength of the company's management team; and

         - the company's growth prospects and valuation relative to its long-term potential.

         Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         As noted above, the portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

         -        a fixed income stream, and

         - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

         Fixed Income Investments. The portfolio invests in the following fixed income securities:

         - corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to 20% of its total assets lower rated bonds, commonly known as junk bonds (see "Other Risks of Investing -- Lower Rated Fixed Income Securities" for further information on these securities.)

         - mortgage-back securities and asset-back securities, see "Other Risks of Investing -- Asset Back Securities/Mortgage Backed Securities" for further information on these securities.)

         - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities.

         In selecting fixed income investments for the portfolio, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the fixed income portion of the fund) as a tool in making or adjusting the fund's asset allocations to these various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

         Foreign Securities. The portfolio may invest up to 35% of its total assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

         - Equity securities of foreign companies in the utilities industry,

         - Fixed income securities of foreign companies in the utilities industry,

         -        Fixed income securities issued by foreign governments.

         The portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

         General. The Utilities Trust may also invest to a limited extent in:
(a) municipal bonds, (b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities and (f) indexed/structured securities. These investment techniques and practices are described further in the prospectus under "Additional Investment Policies and Transactions" and in the Statement of Additional Information.


         The Utilities Trust may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.


Use of Hedging and Other Strategic Transactions


         The Utilities Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" (except swaps and related derivative instruments).


Principal Risks of Investing in this Portfolio


- The portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:


         --       risks of increases in fuel and other operating costs;

         -- restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

         --       coping with the general effects of energy conservation;

         -- technological innovations which may render existing plans, equipment or products obsolete;

         --       the potential impact of natural or man-made disasters;

         -- difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

         -- the high cost of obtaining financing during periods of inflation;


         -- difficulties of the capital markets in absorbing utility debt and equity securities; and


         --       increased competition.

         Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the portfolio than on a portfolio with a more broadly diversified portfolio.

- The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks.

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risk of Investing in Certain Types of Securities."

- The portfolio invests in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in fixed income securities include, including non-investment grade fixed income securities, mortgage-backed and asset-backed securities and collateralized mortgage obligations. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Securities."

- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities."


Performance (A)



         The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 19.87% (for the quarter ended 6/2003) and the lowest return was -- 17.95% (for the quarter ended 9/2001).



                                   (BAR CHART)



2002          -23.5%
2003           34.5%

                                                One               Life of            Date First
                                                Year             Portfolio            Available
Utilities Trust Series I                       34.53%              -9.36%            04/30/2001
            Series II                          34.25%               4.41%            01/28/2002
            Series III                                             11.20%            09/05/2003
S&P Utilities Index                            26.26%             -16.15%



(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada (an insurance company). Net assets under the management of the MFS organization were approximately $____ billion as of December 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


         The Portfolio Manager is:

         - Maura A. Shaughnessy (since May, 2001). Ms. Shaughnessy is a Senior Vice President of MFS and has been employed by MFS since 1991. Ms. Shaughnessy has managed the MFS Capital Opportunities Fund since 1999 and the MFS Utilities Fund since 1992.

REAL ESTATE SECURITIES TRUST


SUBADVISER: Deutsche Asset Management, Inc ("DeAM")


INVESTMENT OBJECTIVE:   To seek to achieve a combination of long-term capital
                        appreciation and current income.


INVESTMENT STRATEGIES:  The portfolio invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies. Equity securities include common stock preferred stock and securities convertible into common stock.


         A company is considered to be a real estate company if, in the opinion of DeAM, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the portfolio are attributed to the ownership, construction, management or sale of real estate.

         DeAM looks for real estate securities it believes will provide superior returns to the portfolio, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.


         To find these issuers, DeAM tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DeAM believes will be the most profitable to the portfolio. DeAM also considers the effect of the real estate securities markets in general when making investment decisions. DeAM does not attempt to time the market.


         Description of REITs. A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

         Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

         If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

         The portfolio may realize some short-term gains or losses if DeAM chooses to sell a security because it believes that one or more of the following is true:

         -        A security is not fulfilling its investment purpose;

         -        A security has reached its optimum valuation; or

         - A particular company or general economic conditions have changed.


         Based on its recent practices, DeAM expects that the portfolio's assets will be invested primarily in equity REITs. In changing market conditions, the portfolio may invest in other types of REITs.


         Other Investments. When DeAM believes that it is prudent, the portfolio may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.)

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Real Estate Securities Trust may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Portfolio

- Investing in REITs and real estate related securities involves the risks associated with real estate investing, such as declines in real estate values, deterioration in general and local economic conditions and increases in interest rates. Any such developments could negatively affect the securities held by the portfolio and the value of the portfolio may decline. Additional risks associated with investing in securities linked to the real estate market is set forth under "Risks of Investing in Certain Types of Securities."

- REITs and real estate related securities are also subject to the risks associated with financial building projects such as failure of borrowers to repay loans, management skills, heavy cash flow dependency and increases in operating and building expenses. Problems which affect the building projects could negatively affect the securities held by the portfolio and the value of the portfolio may decline.

- Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

- The portfolio may invest in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest up to 10% of its total assets in securities of foreign real estate companies. The risks associated with investing in foreign securities are set forth under "Risk of Investing in Certain Types of Securities."

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risk of Investing in Certain Types of Securities."


Performance(A ,B, C)

         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 21.09% (for the quarter ended 3/1991) and the lowest return was -- 11.18% (for the quarter ended 9/1990).



                                   (BAR CHART)



1993           22.6%
1994           -2.8%
1995           15.1%
1996           34.7%
1997           18.4%
1998          -16.4%
1999             -8%
2000           25.7%
2001            3.2%
2002            2.6%
2003           39.2%



                                              One          Five           Ten         Life of        Date First
                                             Year         Years          Years       Portfolio        Available
Real Estate Securities
  Trust Series I                            39.15%        11.23%         9.77%         10.79%        04/30/1987
       Series II                            38.93%                                     20.42%        01/28/2002
       Series III                                                                      10.49%        09/05/2003
Wilshire Real Estate Securities Index       37.06%        14.50%         11.90%         7.50%
Morgan Stanley REIT Index(B)                 3.98%         3.36%           N/A           N/A


(A)On November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to this change. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)The Morgan Stanley REIT Index commenced on December 31, 1994; therefore, the 10 year return period is not applicable for this index.



(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS


         Deutsche Asset Management, Inc. ("DeAM") , located at 280 Park Avenue, New York, New York 10017, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

         DeAM provides a full range of investment advisory services to retail and institutional clients and as of September 30, 2002 had total assets under management of approximately $97 billion.

         The portfolio managers are:

         -        Karen J. Knudson. Principal, Deutsche Asset Management

         -        Joined the investment advisor in 1995.

         -        More than 20 years of investment industry experience.

         -        MBA, University of California at Berkeley

         -        John F. Robertson. Vice President, Deutsche Asset Management

         -        Joined the investment advisor in 1996.

         - Prior to 1996, Assistant Vice President for Lincoln Investment Management responsible for REIT research

         -        Charter Financial Analyst

         -        John W. Vojticek. Vice President, Deutsche Asset Management

         -        Joined the investment advisor in 1996.

         -        Over six years of investment experience

         -        Mark D. Zeisloft. Vice President, Deutsche Asset Management

         -        Joined the investment advisor in 1996.

         -        Over twelve years of investment experience

         -        MBA, University of Chicago


SMALL CAP OPPORTUNITIES TRUST



SUBADVISER: Munder Capital Management ("Munder")


INVESTMENT OBJECTIVE:   To seek long-term capital appreciation.

INVESTMENT STRATEGIES:  The portfolio seeks this objective by investing, under normal circumstances, at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.


         Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index.


         The portfolio attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.


         The portfolio will usually invest in equity securities of companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.


         In addition to valuation, the subadviser considers these factors, among others in choosing companies:


         -        A stable or improving earnings records;

         -        Sound finances;

         -        Above-average growth prospectus;

         -        Participation in a fast growing industry;

         -        Strategic niche position in a specialized market; and

         -        Adequate capitalization.

         The portfolio may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though a portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

         The portfolio may engage in short-term trading of portfolio securities.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities especially of small cap companies . The risks of investing in equity securities, including those of small companies are set forth below under "Risks of Investing in Certain Types of Securities."


- The portfolio invest in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.


- The portfolio may engage in short-term trading. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the portfolio's performance.

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS


         Munder manages the Small Cap Opportunities Trust. Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2003, Munder and its subsidiary had approximately $____ billion of assets under management.


         A committee of Munder investment personnel manages the portfolio.

SMALL COMPANY VALUE TRUST

SUBADVISER: T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

INVESTMENT OBJECTIVE:      To seek long-term growth of capital.


INVESTMENT STRATEGIES:     The portfolio invests primarily in small companies
                           whose common stocks are believed to be undervalued.
                           Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell
                           2000 Index at the time of purchase. Market capitalizations of companies in the Russell Index change over time, however, the portfolio will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 20000. The portfolio may occasionally purchase companies with a market cap above the range.


         Reflecting a value approach to investing, the Small Company Value Trust will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. T. Rowe Price's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

         - Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

         - Low stock price relative to a company's underlying asset values;

         - Above-average dividend yield relative to a company's peers or its own historic norm;

         -        A plan to improve the business through restructuring; or

         - A sound balance sheet and other positive financial characteristics.


         While most assets will be invested in U.S. common stocks, the portfolio may purchase other securities, including foreign securities (up to 20% of it's total assets), futures, and options.



         The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.



         The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.


Use of Hedging and Other Strategic Transactions

         The Small Company Value Trust may also engage in a variety of investment practices, such as buying and selling futures and options. The portfolio may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

         In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         The Small Company Value Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" below.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests primarily in securities of small companies. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio employs a value approach. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

- The portfolio may invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B, C, D)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 16.97% (for the quarter ended 6/2003) and the lowest return was -- 18.31% (for the quarter ended 9/1998).



                                   (BAR CHART)



1998      -4.7%
1999         8%
2000       5.9%
2001       6.5%
2002      -5.9%
2003      33.7%



                                           One        Five     Life of    Date First
                                           Year      Years    Portfolio    Available
Small Company Value Trust Series I        33.66%      8.91%      5.47%    10/01/1997

  Series II                               33.56%                12.37%    01/28/2002
  Series III                                                     7.33%    09/05/2003
Russell 2000 Value Index(B)               46.03%     12.28%      8.83%


(A)Effective April 30, 2001, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(C)Since January 1, 2001, a portion of the Small Company Value Trust's expenses were reimburse. If such expenses had not been reimbursed returns would be lower.


(D)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISER AND PORTFOLIO MANAGERS


         T. Rowe Price manages the Small Company Value Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2003, T. Rowe Price and its affiliates managed over $_____ billion for over eight million individual and institutional investor accounts.


         The portfolio is managed by an investment advisory committee chaired by:

         -        Preston G. Athey (since May, 2001). Mr. Athey, who joined T.
                  Rowe Price in 1978, is a Vice President of T. Rowe Price and has been managing investments since 1982. He is a Chartered Financial Analyst.

         The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.


SPECIAL VALUE TRUST



SUBADVISER:  Salomon Brothers Asset Management Inc ("SaBAM")


INVESTMENT OBJECTIVE:      To seek long-term capital growth

INVESTMENT STRATEGIES:     Under normal circumstances, the portfolio invests at
                           least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of smaller capitalized
                           U.S. companies. Smaller capitalized companies are those whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value
                           Index. The size of companies in the index changes with market conditions and the composition of the index. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

         SaBAM emphasizes individual security selection while spreading the portfolio's investments among industries and sectors. SaBAM uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have the best prospects for outperforming its competition. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices,
(c) cash flow and (d) rankings.)

         SaBAM uses quantitative parameters to select a universe of smaller capitalized companies that fit the portfolio's general investment criteria. (Quantitative parameter are the values used to evaluate investments.) In selecting individual securities from within this range, SaBAM looks for "value" attributes, such as:

         -        Low stock price relative to earnings, book value and cash flow

         -        High return on invested capital


         The subadviser also uses quantitative methods to identify catalysts and trends that might influence the portfolio's industry or sector focus, or the subadviser's individual security selection.


Principal Risks of Investing in this Portfolio

         - The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

         - The portfolio invests primarily in stocks of smaller capitalized companies. The risks of investing in small cap companies are set forth below under "Risks of Investing in Certain Types of Securities."


         - The portfolio invest in value stocks. A value stock may not increase in price, as anticipated by SaBAM, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.


Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS


         SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide abroad range of financial services, asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2003, SaBAM and its worldwide investment advisory affiliates manage approximately $___ billion in assets.



         The Portfolio Managers are:



- Peter J. Hable -- Managing Director
21 years of securities business experience
Employed by Citigroup or its predecessor firms since 1983
BS in Economics from Southern Methodist University
    MBA from Wharton School of Finance



- Thomas B. Driscoll -- Director
Employed by Citigroup or its predecessor firms since 1996
8 years investment experience
Member of the Security Analysts of San Francisco
BA from Drew University
    MBA from the University of California, Davis


MID CAP VALUE TRUST

SUBADVISER:  Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE:      To seek capital appreciation.

INVESTMENT STRATEGIES:     The portfolio invests primarily in equity
                           securities which it believes to be undervalued in the marketplace. Under normal market conditions, at least
                           80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of approximately $500 million to $10 billion.



         Lord Abbett uses a value approach in managing the Mid Cap Value Trust. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, Lord Abbett looks for such factors as:


- Changes in economic and financial environment

 - New or improved products or services

- Improved efficiencies resulting from
  new technologies or changes in distribution

- New or rapidly expanding markets

- Price increases for the company's products or services

- Changes in management or company structure

- Changes in government regulations,
  political climate or competitive conditions


         The Mid Cap Value Trust may invest up to 10% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contract for the purchase or sale of a fixed quantity of a foreign currency at a future date. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign Securities". Accordingly, such investments are not subject to the 10% limitation on foreign securities.



Temporary Defensive Investments



At times the Mid Cap Value Trust may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Mid Cap Value Trust from achieving its investment objective.



Principal Risks of Investing in this Portfolio


- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio employs a value approach. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities."


Performance (A)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 15.35% (for the quarter ended 12/2001) and the lowest return was -- 14.75% (for the quarter ended 9/2002).



                                   (BAR CHART)



2002     -10.1%
2003      25.4%

                                      One     Life of    Date First
                                     Year    Portfolio    Available
Mid Cap Value Series I              25.36%     6.39%     04/30/2001
             Series II              25.14%     8.14%     01/28/2002
             Series III                        9.49%     09/05/2003
Russell Midcap Value Index          38.07%     8.87%



(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS



         Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. As of December 31, 2003, Lord Abbett had approximately $____ billion in assets under management in more than 40 mutual fund portfolios and other advisory accounts. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.


         The Portfolio Managers are:


         - Lord Abbett uses a team of investment managers and analysts acting together to manage the portfolio's investments. Edward
                  K. von der Linde heads the team and the other senior members are Eileen Banko, Howard Hansen and David Builder. Mr. Von der Linde, Partner and Investment Manager, joined Lord Abbett in 1988. Mr. Von der Linde has been in the investment business since 1985. Ms. Banko, Equity analyst joined Lord Abbett in 1990. Mr. Hansen, Investment Manager, joined Lord Abbett in 1994. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998 from Bear Stearns where he served as equity analyst.



VALUE TRUST


SUBADVISER: Van Kampen Investments

INVESTMENT OBJECTIVE:      To realize an above-average total return over a
                           market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES:     The portfolio seeks to attain this objective by
                           investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap
                           Value Index.


         Under normal circumstances, the Value Trust invests at least 65% of its total assets in equity securities. These primarily include common stocks, but may also include preferred stocks, convertible securities, rights, warrants, and ADR's. The Value Trust may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs.


         Van Kampen's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that Van Kampen believes are selling below their intrinsic value and offer the opportunity for growth of capital. The portfolio emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospectus, and attractive valuations. Van Kampen may favor securities of companies that are undervalued industries. Van Kampen may purchase stocks that do not pay dividends. Van Kampen may also invest the portfolio's assets in companies with smaller or larger market capitalizations.


Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Value Trust may place all or a portion of its assets in fixed income securities, and cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Portfolio

- The price of the securities purchased by the portfolio will increase if other investors in the stock market subsequently believe that the securities are undervalued and are willing to pay a higher price for them. If other investors in the stock market continue indefinitely to undervalue these securities, or if in fact these securities are not undervalued, the value of the portfolio may decline.


- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


- The Value Trust invests primarily in securities of small or medium sized value companies. This market sector may underperform relative to other sectors. During an overall stock market decline, stock prices of small or mid-sized companies often fluctuate more than the stock prices of larger companies. The risks of investing in small or medium sized companies are set forth under "Risks of Investing in Certain Types of Securities" above.



Performance (A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 20.39% (for the quarter ended 6/2003) and the lowest return was -- 23.4% (for the quarter ended 9/2002).



                                   (BAR CHART)



1997      22.1%
1998      -1.7%
1999      -2.8%
2000      24.6%
2001       3.4%
2002     -22.8%
2003      38.8%



                                          One          Five     Life of     Date First
                                          Year        Years    Portfolio     Available
Value Trust Series I                     38.76%        6.05%      7.05%     01/01/1997
          Series II                      38.60%                   4.21%     01/28/2002
Russell Mid Cap Value Index(A)           38.07%        8.73%     11.52%



(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.



(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Morgan Stanley Investment Management Inc. ("MSIM"), which does business in certain instances using the name "Van Kampen", has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. MSIM and its investment advisory affiliates managed approximately $___ billion in assets as of December 31, 2003. MSIM also does business in certain instances using the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was listed as the subadviser to the Value Trust.



         The portfolio is managed by Van Kampen's Equity Income team. Current members of the Equity Income team are: James Gilligan, a Managing Director of Van Kampen, James O. Roeder, an Executive Director of Van Kampen, Thomas Bastian, a Vice President of Van Kampen, Sergio Marcheli, a Vice President of Van Kampen, and Vincent Vizachero, an Associate of Van Kampen. The composition of the team may change without notice from time to time.


ALL CAP VALUE TRUST


SUBADVISER:  Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE:      To seek capital appreciation.

INVESTMENT STRATEGIES:     The portfolio invests primarily in equity securities
                           of U.S. and multinational companies that Lord Abbett believes are undervalued in all capitalization ranges. Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the time of purchase. Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. These are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price to-book ratios).


         In selecting investments, Lord Abbett attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, Lord Abbett's emphasis on large, seasoned company value stocks may limit the portfolio's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. Lord Abbett generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached Lord Abbett's valuation target.



         The All Cap Value Trust may investment up to 10% of its net assets in foreign equity securities. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.



Temporary Defensive Investments



At times the All Cap Value Trust may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the All Cap Value Trust from achieving its investment objective.



Principal Risks of Investing in this Portfolio


- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


- The portfolio employs a value approach. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.


- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in the securities of small and medium sized companies. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 18.09% (for the quarter ended 12/2001) and the lowest return was -- 23.92% (for the quarter ended 9/2002).



                                   (BAR CHART)



2002     -27.8%
2003      38.4%



                                     One       Life of    Date First
                                     Year     Portfolio    Available
All Cap Value Trust Series I        38.36%      0.28%     04/30/2001
                  Series II         38.16%      0.00%     01/28/2002
                  Series III                   11.03%     09/05/2003
Russell 3000 Value Index            31.14%      2.66%



(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS



         Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. As of December 31, 2003, Lord Abbett had approximately $____ billion in assets under management in more than 40 mutual fund portfolios and other advisory accounts. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.


         The Portfolio Managers are:


         - Lord Abbett uses a team of investment managers and analysts acting together to manager the portfolio's investments. Robert
                  G. Morris heads the team and the other senior members are Robert P. Fetch, David G. Builder, Daniel H. Frascarelli, Howard Hansen, and Gerard S. E. Heffernan. Mr. Morris, Partner and Director ofEquity Investments, joined Lord Abbett in 1991. Mr. Fetch, Partner and Small-Cap Value Senior Investment Manager, joined Lord Abbett in l995. Mr. Builder, Equity Analyst on the Mid-Cap Value Team, joined Lord Abbett in 1998 from Bear Stearns where he served as an Equity Analyst. Mr. Frascarelli, Partner and Investment Manager, joined Lord Abbett in 1990. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995. Mr. Heffernan, Research Analyst on the Small-Cap Value team, joined Lord Abbett in 1998 from CL Capital Management where he served as Portfolio Manager and Equity Research Analyst.



EQUITY INDEX TRUST


SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")


INVESTMENT OBJECTIVE:      To approximate the aggregate total return of publicly
                           traded common stocks which are included in the S&P
                           Composite Stock Price Index (the "S&P 500 Index").

INVESTMENT STRATEGIES:     The portfolio invests in the equity securities of a
                           diversified group of U.S. companies. The portfolio is not actively managed; rather MFC Global (U.S.A.)
                           tries to duplicate the performance of the S&P 500
                           Index by investing the portfolio's assets in the common stocks that are included in the S&P 500 Index in approximately the proportion of their respective market value weightings in the S&P 500 Index.

         The portfolio uses the S&P 500 Index as its standard performance comparison because the S&P 500 Index (i) represents more than 70% of the total market value of all publicly traded common stocks in the U.S. and (ii) is widely viewed among investors as representative of the performance of publicly traded common stocks in the U.S.

         The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange. The performance of the S&P 500 Index is based on changes in the prices of stocks comprising the S&P 500

Index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of the S&P 500 Index. Standard & Poor's(1) selects the stocks to be included in the S&P 500 Index on a proprietary basis but does incorporate such factors as the market capitalization and trading activity of each stock and its adequacy as representative of stocks in a particular industry group. Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price).

         Since MFC Global (U.S.A.) attempts to match the performance of the S&P 500 Index, the adverse financial situation of a company will not result in its elimination from the portfolio unless, of course, the company in question is removed from the S&P 500 Index. Conversely, the projected superior financial performance of a company would not normally lead to an increase in the portfolio's holdings of the company.

         Under normal circumstances, the net assets of the Equity Index Trust will be invested in any combination of the following investments:

         -        representative common stocks

         - Standard & Poor's Stock Index Futures Contracts ("S&P 500 Futures Contracts"), and

         -        Standard & Poor's Depository Receipts(R).

(1)"Standard & Poor's(R)," "S&P 500(R)," "S&P(R)," "Standard & Poor's 500(R)" and "500" are trademarks of McGraw-Hill, Inc.

         With regard to the portion of the Equity Index Trust invested in common stocks, the method used to select investments for the portfolio involves investing in common stocks in approximately the order of their respective market value weightings in the S&P 500 Index, beginning with those having the highest weightings. For diversification purposes, the portfolio can purchase stocks with smaller weightings in order to represent other sectors of the S&P 500 Index.

         There is no minimum or maximum number of stocks included in the S&P 500 Index which the Equity Index Trust must hold. Under normal circumstances, it is expected that the portion of the portfolio invested in stocks would be between 300 and 500 different stocks included in the S&P 500 Index. The portfolio may compensate for the omission of a stock that is included in the S&P 500 Index, or for purchasing stocks in other than the same proportion that they are represented in the S&P 500 Index, by purchasing stocks that are believed by MFC Global (U.S.A.) to have characteristics that correspond to those of the omitted stocks.

         Tracking error is measured by the difference between the total return for the S&P 500 Index and the total return for the portfolio after deductions of fees and expenses. All tracking error deviations are reviewed to determine the effectiveness of investment policies and techniques. Tracking error is reviewed at least weekly and more frequently if such a review is indicated by significant cash balance changes, market conditions or changes in the composition of the S&P 500 Index. If deviation accuracy is not maintained, the Equity Index Trust will rebalance its composition by selecting securities which, in the opinion of MFC Global (U.S.A.), will provide a more representative sampling of the capitalization of the securities in the S&P 500 Index as a whole or a more representative sampling of the sector diversification in the S&P 500 Index.

         The portfolio may also invest in short-term debt securities to maintain liquidity or pending investment in stocks or S&P 500 Futures Contracts.

         Standard & Poor's licenses certain trademarks and trade names to the Trust but disclaims any responsibility or liability to the Trust and its shareholders. See Appendix II in the Statement of Additional Information for such disclaimer.

Use of Hedging and Other Strategic Transactions

         The Equity Index Trust may invest in S&P 500 Futures Contracts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

- An investment in the Equity Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- Since the portfolio is not actively managed, if the S&P 500 Index does not perform well, MFC Global (U.S.A.) will not have the ability to transfer portfolio assets into other investments.


Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 21.22% (for the quarter ended 12/1998) and the lowest return was -- 17.39% (for the quarter ended 9/2002).



                                   (BAR CHART)



1997      33.5%
1998      28.6%
1999      20.6%
2000      -9.3%
2001     -12.3%
2002     -22.3%
2003      28.3%



                                   One         Five      Life of    Date First
                                   Year       Years     Portfolio    Available
Equity Index Trust Series I       28.29%      -0.88%      8.26%     02/14/1996
S&P 500 Index                     28.70%      -0.57%      9.03%



(A)On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B)During the periods shown in the chart, a portion of the Equity Index Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(C)The Equity Index Trust does not offer Series II shares or Series III shares.


SUBADVISER AND PORTFOLIO MANAGERS


         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Funds Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The Portfolio Managers are:


         - Martin Ayow (since May, 2000). Mr. Ayow joined MFC Global in 2000 and is Assistant Vice President and Senior Portfolio Manager for Manulife Financial. He has been managing and hedging fixed income and equity exposures for Manulife Financial using financial derivatives since 1994. Prior to joining Manulife Financial, Mr. Ayow was Senior Treasury Officer at the Ontario Hydro Treasury Division. He is a Chartered Financial Analyst and graduated from the University of Toronto with an MBA.


         - Ram Brahmachari (since December, 2000). Mr. Brahmachari joined MFC Global in 2000. He is a Senior Analyst on the team responsible for the management of the equity index portfolios at Manulife Financial. Prior to joining Manulife, Financial, Mr. Brahmachari was employed as an analyst at Nortel. He is a Chartered Financial Analyst and graduated from the University of Victoria with an MBA.

FUNDAMENTAL VALUE TRUST

SUBADVISER: Davis Advisors ("Davis")

INVESTMENT OBJECTIVE:               To seek growth of capital.

INVESTMENT STRATEGIES:              The portfolio invests, under normal market
                                    conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.

         Davis uses the Davis investment philosophy in managing the Fundamental Value Trust's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:


- First-class management                   - Proven record as an acquirer
- Management ownership                     - Strong balance sheet
- Strong returns on capital                - Competitive products or services
- Lean expense structure                   - Successful international operations
- Dominant or growing market share         - Innovation
  in a growing market


         The Fundamental Value Trust may also invest to a limited extent in foreign securities and fixed income securities.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Fundamental Value Trust may place any portion of its assets in:

         - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);


         - securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act; and


         -        cash.


         When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 17.39% (for the quarter ended 6/2003) and the lowest return was -- 13.77% (for the quarter ended 9/2001).

                                   (BAR CHART)


2002     -16.2%
2003      29.8%



                                          One        Life of      Date First
                                          Year      Portfolio      Available
Fundamental Value Trust Series I         29.83%        0.69%      04/30/2001
                      Series II          29.57%        5.47%      01/28/2002
                      Series III                      12.68%      09/05/2003
S&P 500 Index(A)                         28.70%       -2.69%
Russell 1000 Value Index(A)              30.03%        1.85%



(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.



(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. As of December 31, 2003, Davis managed assets of more than $____ billion. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.


         The Portfolio Managers are:

         - Christopher C. Davis (since May, 2001). Mr. Davis, Chairman and Chief Executive Officer of Davis and a director and Chief Executive Officer, president or vice president of each of the Davis Funds, is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. He has served as a portfolio manager with Davis since 1995.

         - Kenneth Charles Feinberg (since May, 2001). Mr. Feinberg is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. Since joining Davis in 1992, he has co-managed other equity funds advised by Davis and has also served as a research analyst.

GROWTH & INCOME TRUST


SUBADVISER: Wellington Management Company, LLP ("Wellington Management")


INVESTMENT OBJECTIVE:      To seek long-term growth of capital and income
                           consistent with prudent investment risk.

INVESTMENT STRATEGIES:     The portfolio invests primarily in a diversified
                           portfolio of common stocks of U.S. issuers which Wellington Management believes are of high quality.

         Wellington Management believes that high quality is evidenced by:

         -        a leadership position within an industry,

         -        a strong or improving balance sheet,

         -        relatively high return on equity,

         -        steady or increasing dividend payout, and

         -        strong management skills.


         The Growth & Income Trust's investments primarily emphasize dividend-paying stocks of larger companies. The portfolio may also invest in securities convertible into or which carry the right to buy common stocks. These securities include those convertible securities issued in the Euromarket, preferred stocks and debt securities.


         Wellington Management selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital and income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and revenues, and other related measures of value. When selecting securities of issuers domiciled outside of the United States, Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


         The Growth & Income Trust invests primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the over-the-counter market. The Growth & Income Trust may also invest up to 20% of its assets in foreign securities. The risks of investing in foreign securities are set forth above under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest at most 20% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.


Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Growth & Income Trust may invest up to 100% of its assets in securities which are authorized for purchase by the Investment Quality Bond Trust (excluding non-investment grade securities) or the Money Market Trust. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions


         The Growth & Income Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio.


Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- Because the portfolio invests primarily in high quality equity securities, it may underperform portfolios invested in more speculative growth securities when these securities are in favor in the market.


Performance (A)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 20.16% (for the quarter ended 12/1998) and the lowest return was -- 17.43% (for the quarter ended 9/2002).



                                   (BAR CHART)



1993      9.6%
1994      2.9%
1995     29.2%
1996     22.8%
1997     32.8%
1998     26.5%
1999     18.9%
2000     -7.1%
2001    -11.3%
2002    -24.3%
2003     26.6%



                                   One       Five     Ten     Life of    Date First
                                   Year     Years    Years   Portfolio    Available
Growth & Income Trust Series I    26.59%    -1.27%    9.91%    10.23%    04/23/1991
       Series II                  26.41%                       -1.27%    01/28/2002

       Series III                                               7.82%    09/05/2003
S&P 500 Index                     28.70%    -0.57%   11.06%    11.21%



(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Wellington Management Company, LLP, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $____ billion of client assets. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


         The Portfolio Manager is:

         - Matthew E. Megargel (since February, 1992). Mr. Megargel, Senior Vice President of Wellington Management, joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. He is a Chartered Financial Analyst.



GREAT COMPANIES - AMERICA (SM) TRUST


SUBADVISER: Great Companies, L.L.C.


INVESTMENT OBJECTIVE:      To seek long-term growth of capital.




INVESTMENT STRATEGIES:     The subadviser seeks to achieve this objective by
                           investing principally in large-cap stocks.



                  The Portfolio's subadviser, Great Companies, L.L.C. ("Great Companies") seeks to invest in common stocks of large, established, U.S.-based companies. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."



                  To be considered a "great company" by the subadviser, the subadviser will initially determine if a company meets the following criteria:



         -        have a market cap in excess of $15 billion;



         -        be highly regard by management experts;



         -        be incorporated in the U.S.;



         -        be publicly traded;



         - be engaged in what the subadviser considers to be "terrific businesses" (i.e., businesses which, in the opinion of the subadviser, have low labor costs, high return on invested capital and are not subject to commoditization);



         - have a "protective barrier" such as superior business franchises; have been in business for at least 50 years and survived the founder;



         -        consider employees to be the company's most valuable asset;



         - have, in the subadviser's opinion, "world class management" (i.e., management which, in the opinion of the subadviser, have the confidences of their boards, have the long term interest of shareholders as a priority, provide a clear strategic vision for their company and seek to manage under high ethical standards);



         -        deliver outstanding return to shareholders;



         -        be a global company (as defined by the subadviser); and,

         - be in an innovation-driven company that, in the subadviser's opinion, can convert changes into opportunities.



                  The subadviser seeks common stocks that have outstanding shareholder returns (defined as having outperformed the portfolio's benchmark over a set period of time). The subadviser will use the S&P 500 as the performance benchmark for the portfolio.



                  Companies identified by the subadviser for inclusion in the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the subadviser, irrespective of the stock screening process or methods used.



                  To determine how to allocate fund assets among the "great companies" the subadviser has identified, the subadviser uses Intrinsic Value. Intrinsic Value is the discounted value of the cash that can be take out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.



Principal Risks of Investing in this Portfolio



         - Equity Securities. The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



         - Nondiversified. The portfolio is nondiversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."



         - Intrinsic Value Strategy. The subadviser uses Intrinsic Value to allocate the portfolio's assets. If the subadviser's determination of a company's intrinsic value is not correct (or is subsequently revised) performance may be lower. Intrinsic Value is an estimate rather than a precise figure and changes when interest rates move or forecasts of future cash flows are revised.



         - Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.



Performance



Performance is not provided since the portfolio commenced operations in July, 2003.



SUBADVISER AND PORTFOLIO MANAGERS



Great Companies, located at 635 Court Street, Suite 100, Clearwater, Florida 33756, is a 30% owned indirect subsidiary of AUSA Holding Company. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. As of December 31, 2003, Great Companies had $___ million of assets under management.



         The Portfolio Managers are:



         - Jim Huguet (since July, 2003). Mr. Huguet has served as Co-CEO, Manager, and Chief Investment Officer of Great Companies since May 2000. Mr. Huguet was born in 1944 and received both a bachelor's and a master's degree from Louisiana State University. He founded and operated a sales and business consulting firm, NEO, Inc., from 1982 until 1994. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with Mr. Kenney and Money Services, Inc., formed Great Companies, LLC.



         - Gerry Bollman, CFA (since July, 2003). Mr. Bollman has served as Executive Vice President and Portfolio Manager since May 2000. Mr. Bollman was born in 1942 and received a bachelor's degree in business administration from the University of Oregon. He also completed the Program for Management Development at Harvard University. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and Intrinsic Value advice to Great Companies, Inc and then to Great Companies, LLC. Mr. Bollman also served as executive vice president of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.



         - Matt Stephani, CFA, CPA (since July, 2003). Senior Vice President has served as Co-Portfolio Manager since May 2001. He is responsible for analysis of both domestic and foreign securities for Great Companies. Mr. Stephani was born in 1970 and received a B.S and Masters in Accounting concurrently from Brigham Young University. From 1995 to May 2001, Mr. Stephani served as Accounting Manager for Deloitte & Touche in Wilton Connecticut. Mr. Stephani currently holds a CPA and CFA License.



EQUITY-INCOME TRUST



SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")


INVESTMENT OBJECTIVE:      To provide substantial dividend income and also
                           long-term capital appreciation.


INVESTMENT STRATEGIES:     The portfolio invests, under normal circumstances, at
                           least 80% of the portfolio's total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.



         T. Rowe Price believes that income can contribute significantly to total return over time and expects the portfolio's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.



         The Equity-Income Trust employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.


         The Equity-Income Trust will generally consider companies with the following characteristics:

         -        established operating histories;

         -        above-average dividend yield relative to the S&P 500 Index;

         -        low price/earnings ratios relative to the S&P 500 Index;

         -        sound balance sheets and other financial characteristics; and


         - low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.



         The Equity-Income Trust may also purchase other types of securities in keeping with its objective, including:


         - U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets);

         -        preferred stocks;

         -        convertible stocks, bonds, and warrants; and

         -        futures and options



         The portfolio may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade ("junk bonds") fixed income securities. The risks of investing in fixed income securities are set forth above under "Risks of Investing in Certain Types of Securities." Since the portfolio invests primarily in equity securities, the risks associated with fixed income securities will not affect the portfolio as much as a portfolio that invests more of its assets in fixed income securities.


         The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar- denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.


         The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.


Use of Hedging and Other Strategic Transactions

         The Equity-Income Trust may also engage in a variety of investment management practices, such as buying and selling futures and options. The portfolio may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The Statement of Additional Information contains more complete description of such instruments and the risks associated therewith.

         In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


         The Equity-Income Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."



Principal Risks of Investing in this Portfolio



- The portfolio's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance. The portfolio's value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.



- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



-        The portfolio may invest up to 25% of its assets in foreign securities.
         The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest up to 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.



Performance(A, B, C, D)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 16.68% (for the quarter ended 6/2003) and the lowest return was -- 17.4% (for the quarter ended 9/2002).



                                   (BAR CHART)

1994       0.8%
1995      23.7%
1996      19.9%
1997      29.7%
1998       9.2%
1999       3.4%
2000        13%
2001       1.3%
2002     -13.3%
2003      25.6%

                                      One        Five    Life of     Date First
                                      Year      Years   Portfolio     Available
Equity-Income Trust Series I         25.57%     5.20%     10.98%     02/19/1993
                  Series II          25.40%                4.68%     01/28/2002
                  Series III                               9.81%     09/05/2003
Russell 1000 Value Index(C)          30.03%     3.56%     11.98%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)Since June 1, 2000, a portion of the Equity-Income Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(C)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of a month end.


(D)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS



         T. Rowe Price manages the Equity Income Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2003, T. Rowe Price and its affiliates managed over $___ billion for over eight million individual and institutional investor accounts.


         The portfolio is managed by an investment advisory committee chaired by:

         -        Brian C. Rogers (since October, 1996). Mr. Rogers, who joined
                  T. Rowe Price in 1982, is a Vice President of T. Rowe Price and has been managing investments since 1983. He is a Chartered Financial Analyst.

         The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.


QUANTITATIVE VALUE TRUST



SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")



INVESTMENT OBJECTIVE:      To seek long-term capital apprecation



INVESTMENT STRATEGIES:     The subadviser seeks to obtain this objective by
                           investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.



         The portfolio invests primarily in large-cap U.S. securities with the potential for long-term growth of capital. The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.



         Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

         The portfolio may also hold fixed income securities (including cash and cash equivalents) and foreign securities from time to time.



PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO



- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio may invest in securities that the subadviser believes have been undervalued by the market. The price of these securities will increase if other investors in the stock market subsequently believe that the securities are undervalued and are willing to pay a higher price for them. If other investors in the stock market continue indefinitely to undervalue these securities, or if in fact these securities are not undervalued, the value of the portfolio may decline.



Performance



Performance is not provided since the portfolio commenced operations in May, 2004.



SUBADVISERS AND PORTFOLIO MANAGERS



         MFC Global (U.S.A.) manages the Quantitative Value Trust. MFC is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong
Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.



         The portfolio is managed by the following portfolio managers.



         - Mark Schmeer (since May, 2004). Mr. Schmeer joined MFC Global in 1996. He is Vice President and Managing Director of North American Equities at Manulife Financial. Prior to 1996, Mr. Schmeer was Vice President of Sun Life Investment Management, where he served from 1993 to 1996. He is a Chartered Financial Analyst, and graduated from Boston College with an MA in Economics.



         - Harpreet Singh (since May, 2004). Mr. Singh joined MFC Global in August of 2000. He is Assistant Vice President and Portfolio Manager of U.S. Equities at MFC Global. Prior to joining MFC Global in 2000, Mr. Singh was Quantitative Analyst at Standish, Ayer & Wood Inc. Mr. Singh graduated with an MBA from Bentley College and a B. Tech (Chemical Engineering) from Indian Institute of Technology.



         - Chris Hensen (since May, 2004). Mr. Hensen joined MFC Global in July of 1995. He is Assistant Vice President and Portfolio Manager of U.S. Equities at MFC Global. Mr. Hensen holds the Chartered Financial Analyst designation and is a graduate of York University with a BBA and an MBA.



         - Brett Hryb (since May, 2004). Mr. Hryb joined MFC Global in March of 1993. He is a Portfolio Manager of U.S. Equities at MFC Global. Mr. Hyrb holds the Chartered Financial Analyst designation and is a graduate of McMaster University (B.Comm).


INCOME & VALUE TRUST

SUBADVISER: Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:      To seek the balanced accomplishment of (a)
                           conservation of principal and (b) long-term growth of capital and income.

INVESTMENT                 STRATEGIES: The portfolio invests its assets in both
                           equity and fixed income securities. CGTC has full discretion to determine the allocation of assets between equity and fixed income securities.

                           Generally, between 25% and 75% of the portfolio's assets will be invested in fixed income securities unless CGTC determines that some other proportion would better serve the portfolio's investment objective.


         Fixed Income Securities. At least 80% of the fixed income portion of the portfolio will consist of the following:

         - securities rated "Baa" or better at the time of purchase by Moody's or "BBB" by Standard & Poor's or deemed by CGTC to be of equivalent investment quality including mortgage-related and asset-backed securities (see "Other Risks of Investing" below for a description of these securities);


         - non-U.S. dollar fixed income securities (up to 15% of the portfolio's assets including up to 5% in emerging market fixed income securities);


         - securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         - cash or cash equivalents including commercial bank obligations and commercial paper.


         Fixed-income securities may include ADRs, Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.



         Equity Securities. Equity securities shall be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.


Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Income & Value Trust may invest all or a portion of its assets in fixed income securities, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

         The Income & Value Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

- The portfolio invests in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio invests in fixed income securities, including those rated below investment grade. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."


- The portfolio invests in fixed income securities from foreign and emerging markets. The risks of investing in foreign securities and emerging market securities are set forth below under "Risk of Investing in Certain Types of Securities."


- The portfolio may invest in mortgage-backed and other asset-backed securities. Investing in these securities subjects the portfolio to prepayment risk. Prepayments of underlying mortgages or pools of assets result in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the portfolio could make less money than expected or could lose money. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.


Performance (A, B, C, D)

         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 13.68% (for the quarter ended 6/2003) and the lowest return was -- 13.7% (for the quarter ended 9/2002).

                                   (BAR CHART)



1993      10.1%
1994      -1.6%
1995      20.7%
1996        10%
1997      15.3%
1998      15.1%
1999       8.5%
2000       4.9%
2001         1%
2002     -15.9%
2003      26.5%



                                                           One     Five     Ten     Life of    Date First
                                                           Year   Years    Years   Portfolio    Available
Income & Value Trust Series I                             26.48%   4.11%    7.87%    7.66%     08/03/1989
 Series II                                                26.29%                     3.72%     01/28/2002
S&P 500 Index                                             28.70%  -0.57%   11.06%   10.88%
Citigroup Broad Investment Grade Bond Index                4.20%   6.62%    6.96%    7.93%
60% S&P 500/40% Salomon Brothers Broad Investment Grade
 Bond Index                                               18.53%   2.67%    9.75%
Combined Index(C)                                         18.53%   2.35%    7.81%


(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The Customized Index represents 60% of the performance of the S&P 500 Index and 40% of the performance of the Salomon Brothers Broad Investment Grade Bond Index. The Customized Index was prepared by the advisor using Ibbotson Associates Software and Data.

(C)The Combined Index represents 32.5% of the return of the Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the return of the Lehman Brothers Aggregate Bond Index, 10% of the U.S. 90 Day T-Bill, and 7.5% of the return of the Merrill Lynch High Yield Index for periods prior to April 30, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 and thereafter. The Combined Index was prepared by the Adviser using Ibbotson Associates Software and Data. The Combined Index was added to provide a more accurate comparison of performance.


(D)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS


         CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968 and manages approximately $146 billion of assets as of December 31, 2003.


         The Portfolio Managers are:


         - Alan J. Wilson (since January, 1999). Mr. Wilson is Vice President of Capital International Research, Inc. Mr. Wilson joined the Capital Group organization in 1991.

         - Michael D. Locke (since December 2001). Mr. Locke is Vice President of Capital Research Company with portfolio specialist and research responsibilities for mortgage- and asset-backed securities and derivatives. He joined the Capital Group organization in 1996.

         - Christine C. Cronin (since December 2001). Ms. Cronin is a Vice President of Capital Research Company with portfolio specialist responsibility for investment grade corporate bonds, and research responsibility for the airline, cruise, food, and financial services industries. She joined the Capital Group organization in 1997.

         - Michael R. Ericksen (since May, 1999). Mr. Ericksen is a Senior Vice President and portfolio manager for CGTC. He joined the Capital Group organization in 1987.

         - David I. Fisher (since May, 1999). Mr. Fisher is Chairman of the Board of Capital Guardian Trust Company. He joined the Capital Group organization in 1969.

         - James R. Mulally (since May, 1999). Mr. Mulally is Senior Vice President, a Director, and Chairman of the Fixed Income Investment Sub-Committee for CGTC. He joined the Capital Group organization in 1980.

         - Theodore R. Samuels (since May, 1999). Mr. Samuels is a Senior Vice President and a Director for CGTC. He joined the Capital Group organization in 1981.

         - Eugene P. Stein (since May, 1999). Mr. Stein is Executive Vice President and a Director. He joined the Capital Group organization in 1972.

         - Terry Berkemeier (since July, 1999). Mr. Berkemeier is a Vice President and portfolio manager for CGTC. He joined the Capital Group organization in 1992.

         - Karen A. Miller (since December, 2000). Ms. Miller is a Senior Vice President of Capital International Research, Inc. She joined the Capital Group organization in 1990.

         A portion of the portfolio is managed by individual members of the research team.

BALANCED TRUST


SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")


INVESTMENT OBJECTIVE:      To seek current income and capital appreciation.


INVESTMENT STRATEGIES:     The portfolio invests its assets in a balanced
                           portfolio of (i) Equity Securities (as defined below) and (ii) Fixed Income Securities (as defined below).

EQUITY SECURITIES


         The Balanced Trust may invest up to 70% of its total assets in common stocks, convertible corporate obligations, and preferred stocks of companies that have a market capitalization of at least $500 million (collectively, "Equity Securities"). Under normal market conditions, the portfolio will invest at least 40% of its assets in Equity Securities.


         The Balanced Trust may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contract for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

FIXED INCOME SECURITIES

         The Balanced Trust may invest up to 50% of its total assets in fixed income securities including, without limitation, U.S. governmental obligations, investment grade corporate bonds, high yield corporate bonds, asset-backed securities, mortgage-backed securities, collateralized mortgage obligations (collectively, "Fixed Income Securities"). Under normal market conditions, the portfolio will invest at least 25% of its assets in Fixed Income Securities.

         At least 65% of the Fixed Income Securities purchased by the portfolio will be either (a) U.S. government securities or (b) securities rated A or higher by Moody's or Standard & Poor's (or equivalent as determined by the subadviser).

         Fixed Income Securities may include U.S. dollar denominated foreign securities.

Principal Risks of Investing in this Portfolio

- The portfolio invests significantly in equity securities and also invests in fixed income securities. The risks of investing in equity securities and fixed income securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in foreign securities. The risks of investing in foreign securities are set for below under "Risks of Investing in Certain Types of Securities."


Performance (A, B, C, D, E, F)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 10.22% (for the quarter ended 6/1997) and the lowest return was -- 11.2% (for the quarter ended 12/2000).



                                   (BAR CHART)



1997      17.8%
1998      14.3%
1999      -1.7%
2000      -9.3%
2001     -10.2%
2002     -14.4%
2003      14.3%



                                                              One        Five    Life of    Date First
                                                              Year      Years   Portfolio    Available
Balanced Trust Series I                                      14.30%     -4.75%    0.77%     11/01/1997
             Series II                                       14.18%              -0.75%     01/28/2002
S&P 500 Index(B)                                             28.70%     -0.57%    7.57%
Lehman Brothers Aggregate Bond Index(C)                       4.11%      6.62%    7.35%
Lehman Brothers IT Government/Credit Bond Index               4.30%      6.65%    7.07%
Combined Index(D)                                            16.01%      2.75%    7.44%



(A)On May 4, 2001, the portfolio changed its subadviser. Performance reflects results prior to this change.


(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(C)The Lehman Brothers Aggregate Bond Index was added to more accurately reflect the investment objective of the Trust.

(D)The Combined Index represents 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index through December 31, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Intermediate Term Government/Credit Bond Index from January 1, 2000 and thereafter. The Combined Index was prepared by the Adviser using Ibbotson Associates Software and Data. The Combined Index was added to provide a more accurate comparison of performance.

(E)The Customized Index represents 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index from January 1, 1997 to December 31, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Intermediate Term Government/Credit Bond Index from January 1, 2000 through April 30, 2001. As of May 1, 2001, the index represents 50% of the return of the S&P 500 and 50% of the return of the Lehman Brothers Aggregate Bond Index The Customized Index was prepared by the Adviser using Ibbotson Associates Software and Data. The Customized Index was added to provide a more accurate comparison of performance.


(F)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC is an indirect wholly-owned subsidiary of Manulife Financial

Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.

         The Portfolio Managers are:

         - Rhonda Chang (since May, 2001). Ms. Chang joined MFC Global in 1996. She is Assistant Vice President and Portfolio Manager of U.S. Equities at Manulife Financial. Prior to joining Manulife Financial since 1994. Ms. Chang was an investment analyst with AIG Global Investors. She is a Chartered Financial Analyst and graduated from New York University with an MBA.

         - John McIntyre (since May, 2001). Mr. McIntryre joined MFC Global in 2001 and is Assistant Vice President and Senior Portfolio Manager. Mr. McIntyre has been a portfolio manager in the U.S. fixed income area of Manulife Financial since 1990 and has extensive experience in managing investment grade portfolios. He is a Chartered Financial Analyst and graduated from New York University with an MBA.

         - Mark Schmeer (since May, 2001). Mr. Schmeer joined MFC Global in 1996. He is Vice President and Managing Director of North American Equities at Manulife Financial. Prior to 1996, Mr. Schmeer was Vice President of Sun Life Investment Management, where he served from 1993 to 1996. He is a Chartered Financial Analyst and graduated from Boston College with an MA in economics.

         - Gary Stewart (since May, 2001). Mr. Stewart joined MFC Global in 1998. He is Vice President and Senior Portfolio Manager at Manulife Financial. Prior to joining Manulife in 1997, Mr. Stewart was Vice President and Senior Portfolio Manager at ING Investment Management. He is a Chartered Financial Analyst and graduated from York University with an MBA.

GLOBAL ALLOCATION TRUST (FORMERLY, TACTICAL ALLOCATION TRUST)

SUBADVISER:                UBS Global Asset Management

INVESTMENT OBJECTIVE:      To seek total return, consisting of long-term capital
                           appreciation and current income.

INVESTMENT STRATEGIES:     The portfolio invests in equity and fixed income
                           securities of issuers located within and outside the U.S. Under normal circumstances, the portfolio will allocate its assets between fixed income securities and equity securities.

         Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock and preferred stock. The portfolio may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the portfolio attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The portfolio may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.


         The portfolio is a multi-asset portfolio and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.


         Within the equity portion of the portfolio, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

         For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the portfolio. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.


         In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the subadviser.


         The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.


         The portfolio's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.


         The portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the portfolio may make substantial temporary defensive investments in cash equivalents, which may affect the portfolio's ability to pursue its investment objective. The subadviser actively manages the portfolio. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.


Principal Risks of Investing in this Portfolio

- The portfolio may invest in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in fixed income securities. The risks of investing in fixed income securities are set forth below under "Risk of Investing in Certain Types of Securities."


- The portfolio may invest in foreign securities, including emerging market securities. The risks of investing in foreign securities and emerging market securities are set forth below under "Risk of Investing in Certain Types of Securities."



- The subadviser allocates the portfolio's assets among several asset categories. The risks associated with asset allocation include the risk that the portfolio may allocate assets to an asset category that underperforms other asset categories. For example, the portfolio may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.



Performance (A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 14.38% (for the quarter ended 6/2003) and the lowest return was -- 17.65% (for the quarter ended 9/2002).



                                   (BAR CHART)


2001      -13.4%
2002      -23.2%
2003       26.4%

                                         ONE        LIFE OF     DATE FIRST
                                         YEAR      PORTFOLIO     AVAILABLE
Global Allocation Trust Series I        26.43%       -5.45%    05/01/2000
                    Series II           26.47%       -0.90%    01/28/2002
S&P 500 Index(A)                        28.70%       -5.61%


(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. As of December 31, 2003, UBS Global Asset Management (Americas) Inc. had approximately $____ billion in assets under management and the UBS Global Asset Management Division had approximately $____ billion in assets under management.


         Investment decisions for the portfolio are made by an investment management team at the subadviser. No member of the investment management team is primarily responsible for making recommendations for portfolio purchases.

HIGH YIELD TRUST


SUBADVISER: Salomon Brothers Asset Management Inc. ("SaBAM")


INVESTMENT OBJECTIVE:      To realize an above-average total return over a
                           market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES:     The portfolio invests, under normal market
                           conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by SaBAM to be of equivalent quality):


CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
                    RATING AGENCY



     Moody's                                              Ba through C
Standard & Poor's                                         BB through D


         Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The Portfolio may also invest in investment grade securities.



         The High Yield Trust may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of SaBAM, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the portfolio may invest include emerging market securities. SaBAM may utilize futures, swaps and other derivatives in managing the portfolio.


         The High Yield Trust may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in non-investment grade fixed income securities. The risks of investing in these types of securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio may invest its assets in foreign securities including securities of companies in emerging markets. The risks of investing in foreign securities are set forth below under "Risks of Investing in Foreign Securities." Because the portfolio may invest up to 100% of its assets in foreign securities, which are generally riskier investments in U.S. securities, investing in this portfolio is riskier than investing in a portfolio that invests primarily in U.S. high yield fixed income securities.


- The portfolio may invest in mortgage-backed securities. Investing in mortgage-backed securities subjects the portfolio to prepayment risk. Prepayments of underlying mortgages result in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the portfolio could make less money than expected or could lose money. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.


Performance (A, B, C)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 7.94% (for the quarter ended 6/2003) and the lowest return was -- 6.52% (for the quarter ended 9/1998).


                                   (BAR CHART)


1997     12.7%
1998      2.8%
1999        8%
2000       -9%
2001     -5.5%
2002     -6.7%
2003     24.2%



                                                   One         Five     Life of      Date First
                                                   Year       Years    Portfolio      Available
High Yield Trust Series I                         24.15%      1.49%       3.21%      01/01/1997
               Series II                          23.91%                  7.36%      01/28/2002
               Series III                                                 8.03%      09/05/2003
Citigroup High Yield Index                        30.62%      5.41%       6.23%
CSFB Global High Yield Bond Index(A, B)            3.11%      1.44%       3.22%


(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(B)For the prior fiscal year, the broad based index was the CSFB High Yield Bond Index. For the current fiscal year the broad based index is Smith Barney High Yield Market Index. This change was made due to a change in the subadviser to the portfolio.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2003, SaBAM and its worldwide investment advisory affiliates managed approximately $ ___ billion in assets.

         The Portfolio is managed by the Salomon Brothers Asset Management Fixed Income Team. Current members of the team include Peter Wilby, CFA, Managing Director, Beth Semmel, CFA, Managing Director, Thomas Flanagan, CFA, Managing Director and James Craige, CFA, Managing Director. John Madden, Vice President serves as the portfolio specialist for the global high yield team


STRATEGIC BOND TRUST

SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM")

INVESTMENT OBJECTIVE:      To seek a high level of total return consistent with
                           preservation of capital.


INVESTMENT STRATEGIES:     The portfolio invests, under normal market
                           conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in fixed income securities.



         The portfolio's assets may be allocated among the following five sectors of the fixed income market listed below:



         (a) U.S. government obligations,


         (b) investment grade domestic corporate fixed income securities,


         (c) below investment grade or non-investment grade high yield corporate fixed income securities,



         (d) mortgage-backed and asset-backed securities and



         (e) investment grade and below investment grade or non-investment grade high yield international fixed income securities.



         The portfolio invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating angency, or, if unrated, of equivalent quality as determined by SaBAM. Below investment grade securities are commonly referred to as "junk bonds".



         SaBAM will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on SaBAM's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.



         In making this determination, SaBAM relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. SaBAM also relies on its own assessment of economic and market conditions both on a global and local (country) basis. SaBAM considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The portfolio's assets may not always be allocated to the highest yielding securities if SaBAM believes that such investments would impair the portfolio's ability to preserve shareholder capital. SaBAM will continuously review this allocation of assets and make such adjustments as it deems appropriate. The portfolio does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.






         The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities, investment grade corporate fixed income securities and investment grade international fixed income securities purchased by the Strategic Bond Trust are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Bond Trusts, and in the section entitled "Other Instruments" in the Statement of Additional Information. The types and characteristics of the money market securities purchased by the portfolio are set forth in the discussion of investment objectives of the Money Market Trust. Potential investors should review these other discussions in considering an investment in shares of the Strategic Bond Trust. The Strategic Bond Trust may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Strategic Bond Trust's assets may be invested in foreign securities. SaBAM has discretion to select the range of maturities of the various fixed income securities in which the portfolio invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

         The high yield sovereign fixed income securities in which the Strategic Bond Trust may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. SaBAM expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

         Although SaBAM does not anticipate investing in excess of 75% of the portfolio's assets in domestic and developing country fixed income securities that are rated below investment grade, the portfolio may invest a greater percentage in such securities when, in the opinion of the SaBAM, the yield available from such securities outweighs their additional risks. By investing a portion of the portfolio's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, SaBAM seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the portfolio may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's (i.e., rated "C" by Moody's or "CCC" or lower by Standard & Poor's).

         In light of the risks associated with investing in high yield corporate and sovereign debt securities, SaBAM considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:


     CORPORATE DEBT SECURITIES                                 SOVEREIGN DEBT INSTRUMENTS
     -------------------------                                 --------------------------
- issuer's financial condition                        - economic and political conditions within
- issuer's sensitivity to economic                    the issuer's country
conditions and trends                                 - issuer's external and overall
- issuer's operating history                          Debt levels, and its ability to pay principal and
- experience and track record of the                  interest when due
    issuer's management                               - issuer's access to capital markets and
                                                      other sources of funding
                                                      - issuer's debt service payment history



         SaBAM also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The portfolio's ability to achieve its investment objective may be more dependent on SaBAM's credit analysis than would be the case if it invested in higher quality debt securities.




         The portfolio may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.


Use of Hedging and Other Strategic Transactions

         The Strategic Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

- Whether the portfolio achieves its investment objective is significantly dependent on the ability of SaBAM to allocate the portfolio effectively among the different investment categories. If SaBAM does not correctly assess the returns that can be achieved from a particular category of assets, the returns for the portfolio could be volatile and the value of the portfolio may decline.

- The portfolio invests substantially all of its assets in fixed income securities, including a significant amount in non- investment grade fixed income securities. The risks of investing in fixed income securities is set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest up to 100% of its assets in foreign securities including securities of companies in emerging markets. Investing in foreign securities increases the risk of investing in the portfolio. However, the ability of the portfolio to spread its investments among the fixed income markets in a number of different countries may reduce the overall level of market risk of the portfolio to the extent it may reduce the portfolio's exposure to a single market. The risks of investing in foreign securities are set forth below under "Risks of Investing in Foreign Securities."

- The portfolio may invest in mortgage-backed securities. Investing in mortgage-backed securities subjects the portfolio to prepayment risk. Prepayments of underlying mortgages result in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the value of the portfolio may decline. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.


Performance(A< B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 9.55% (for the quarter ended 6/1995) and the lowest return was -- 4.04% (for the quarter ended 3/1994).







1994       -6%
1995     19.2%
1996     14.7%
1997       11%
1998      1.3%
1999        2%
2000      7.3%
2001      6.2%
2002      9.0%
2003     13.1%



                                                    One        Five     Life of     Date First
                                                    Year      Years    Portfolio     Available
Strategic Bond Trust Series I                      13.11%     7.53%     7.59%       02/19/1993
                  Series II                        12.93%              10.54%       01/28/2002
                  Series III                                            5.01%       09/05/2003
Lehman Brothers Aggregate Bond Index(A)             4.11%     6.62%     6.95%


(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2003, SaBAM and its worldwide investment advisory affiliates managed approximately $ ___ billion in assets.



         In connection with SaBAM's service as subadviser to the Strategic Bond Trust, SaBAM's affiliate, Citigroup Asset Management Limited ("CAM Limited"), whose principal address is Citigroup Centre, Canada Square, London, E14 5LB, England, provides certain advisory services to SaBAM with regard to currency transactions and investments in non-dollar denominated debt securities for the benefit of the portfolio. CAM Limited is compensated by SaBAM at no additional expense to the portfolio.


         The Portfolio Manager is:

         - Roger Lavan (since February, 1993). Mr. Lavan joined SaBAM in 1990 and is a Managing Director in the fixed income department. He is a Portfolio Manager responsible for SaBAM's investment company and institutional portfolios which invest primarily in mortgage-backed and U.S. government debt securities. He is a Chartered Financial Analyst.

         Assisted by:

         - David Scott (since January, 1995). Mr. Scott is Managing Director and a Senior Portfolio Manager with Citigroup Limited in London with primary responsibility for managing long-term global bond portfolios. He also plays an integral role in developing strategy. Mr. Scott manages currency transactions and investments in non-dollar denominated securities for the Strategic Bond Trust.

         - Peter Wilby (since February, 1993). Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Senior Portfolio Manager responsible for investment company and institutional portfolio investments in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities. He is a Chartered Financial Analyst and a Certified Public Accountant.


STRATEGIC INCOME TRUST



SUBADVISER: John Hancock Advisers ("John Hancock")



INVESTMENT OBJECTIVE:      To seek a high level of current income.



INVESTMENT STRATEGIES:     The portfolio invests, under normal market
                           conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.



                  The portfolio invests, under normal market conditions, primarily in the following types of securities:



         - foreign government and corporate debt securities from developed and emerging markets;



         -        U.S. Government and agency securities; and



         -        U.S. high yield bonds.



The portfolios may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.



                  Although the portfolio invests in securities rates as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade (AAA to BBB). There is no limit on the portfolio's average maturity.



                  In managing the portfolio, the subadviser allocates assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the portfolio's assets in any one sector.



                  Within each sector, the subadviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.



                  THE PORTFOLIO MAY USE CERTAIN HIGHER-RISK INVESTMENTS, INCLUDING DERIVATIVES (INVESTMENTS WHOSE VALUE IS BASED ON INDEXES, SECURITIES OR CURRENCIES) AND RESTRICTED OR ILLIQUID SECURITIES. IN ADDITION, THE PORTFOLIO MAY INVEST UP TO 10% OF NET ASSETS IN U.S. OR FOREIGN STOCKS.



                  The portfolio may trade securities actively, which could increase its transaction costs (thus lowering performance).



PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO



- The portfolio invests in fixed income securities, including non-investment grade fixed income securities. The risks of investing in these types of securities are set forth below under "Risks of Investing in Certain Types of Securities."



- The portfolio may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."



-        The portfolio may invest up to 10% of its assets in equity securities.
         The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives is set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2004.



Subadvisers and Portfolio Managers



                  John Hancock manages the Strategic Income Trust. John Hancock is located 101 Huntington Avenue, Boston, MA 02199-7603. John Hancock was founded in 1968 and is a wholly owned subsidiary of John Hancock Financial Services, Inc.



                  The portfolio is managed by the following portfolio managers.



FREDERICK L. CAVANAUGH, JR. (since May, 2004) Mr. Cavanaugh joined John Hancock in 1986 and is a Senior Vice President.



DANIEL S. JANIS, III (since May, 2004) Mr. Janis joined John Hancock in 1999 and is a Vice President. From 1997 to 1999, Mr. Janis was a senior risk manager at BankBoston.


GLOBAL BOND TRUST

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:      To seek to realize maximum total return, consistent
                           with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES:     PIMCO seeks to achieve this investment objective by
                           investing, under normal market conditions, at least
                           80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities. These fixed income securities include fixed income securities denominated in major foreign currencies and in U.S. dollars. The portfolio may also invest in baskets of foreign currencies (such as the euro), and the U.S. dollar.

         These securities may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the portfolio's assets. The portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration of the Global Bond Trust will normally vary within a three to seven year time frame. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

         In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Global Bond Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

         The types of fixed income securities in which the Global Bond Trust may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

         - securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         - corporate debt securities, including convertible securities and corporate commercial paper;

         -        mortgage-backed and other asset-backed securities;

         - inflation-indexed bonds issued by both governments and corporations;

         -        structured notes, including hybrid or "indexed" securities,


         -        event-linked bonds;


         -        loan participations;

         -        delayed funding loan and revolving credit facilities;

         - bank certificates of deposit, fixed time deposits and bankers' acceptances;

         - debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

         -        repurchase agreements and reverse repurchase agreements;

         - obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

         - obligations of international agencies or supranational entities.

         Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Use of Hedging and Other Strategic Transactions

         Global Bond Trust may:

         - purchase and sell options on domestic and foreign securities, securities indexes and currencies,

         -        purchase and sell futures and options on futures,

         -        purchase and sell currency or securities on a forward basis,

         - enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

         The Global Bond Trust may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

- The portfolio invests in foreign fixed income securities. The risks of investing in fixed income securities and in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risk of Investing in Certain Types of Securities."

Performance (A, B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 10.64% (for the quarter ended 6/2002) and the lowest return was -- 4.81% (for the quarter ended 3/1999).


                                   (BAR CHART)

1993      19%
1994    -5.8%
1995    23.2%
1996      13%
1997       3%
1998     7.6%
1999    -6.7%
2000     1.7%
2001     0.5%
2002    20.1%
2003    15.4%



                              One         Five     Ten     Life of   Date First
                              Year       Years    Years   Portfolio   Available
Global Bond Trust Series I   15.40%      5.75%    6.75%      7.79%   03/18/1988
                Series II    15.25%                         18.90%   01/28/2002
                Series III                                  11.81%   09/05/2003
JP Morgan Global Unhedged
  Bond Index                 14.53%      5.67%    6.87%      7.72%







(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.







(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS



         PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with three members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company, Pacific Life Insurance Company and Pacific Asset Management LLC, a Delaware limited liability company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company. PIMCO had approximately $373.8 billion of assets under management as of December 31, 2003.






         The Portfolio Manager is:

         - Sudi Mariappa (since May, 2003). Mr. Mariappa is a Managing Director and head of global portfolio management with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO, he served as Managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa holds both a bachelor's degree in chemical engineering and a MBA from Cornell University.

DIVERSIFIED BOND TRUST

SUBADVISER: Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:      To seek high total return as is consistent with the
                           conservation of capital.

INVESTMENT STRATEGIES:     The portfolio invests its assets in fixed income
                           securities

         CGTC seeks to achieve this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities. Securities that the portfolio may invest in include one or a combination of the following categories:

         - fixed income securities rated at the time of purchase "Baa" or better by Moody's or "BBB" or better by Standard & Poor's or fixed income securities not rated by Moody's or Standard & Poor's deemed by CGTC to be of equivalent investment quality;


         - up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% in emerging market fixed income securities*;


         - securities issued or guaranteed by the U.S. Government, the Canadian Government or its Provinces, or their respective agencies and instrumentalities;


         - interest bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents, and cash.



         The remaining 20% of the portfolio's assets may be invested in other fixed income securities, including securities rated below investment grade ratings described above. Fixed-income securities may include ADRs, Yankee Bonds, Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.


         All portfolio investment percentages described above are measured at the time of purchase of a security for the portfolio

Use of Hedging and Other Strategic Transactions


         The Diversified Bond Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.



Principal Risks of Investing in this Portfolio


- The portfolio invests in fixed income securities, including those rated below investment grade. The risks of investing in these types of securities are set forth below under "Risks of Investing in Certain Types of Securities."


- The portfolio invests in fixed income securities from foreign and emerging markets. The risks of investing in foreign securities and emerging market securities are set forth below under "Risk of Investing in Certain Types of Securities."



Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 6.17% (for the quarter ended 3/1991) and the lowest return was -- 6.26% (for the quarter ended 9/1990).


                                   (BAR CHART)



1993         9%
1994      -1.8%
1995      18.1%
1996         7%
1997      11.4%
1998      10.7%
1999       0.7%
2000      10.3%
2001       7.1%
2002       7.6%
2003       4.6%



                                                       One         Five      Ten     Life of    Date First
                                                      Year        Years     Years   Portfolio    Available
Diversified Bond Trust Series I                       4.60%       6.02%     7.44%     7.32%     08/03/1989
  Series II                                           4.59%                           6.11%     01/28/2002
  Series III                                                                          3.04%     09/05/2003
Salomon Brothers Broad Investment Grade Bond          4.20%       6.62%     6.96%     7.93%
Index(B)
Combined Index(C)                                     4.20%       7.13%     8.46%     8.56%


(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



(C)The Combined Index represents 20% of the return of the Wilshire 5000 Index, 5% of the MSCI EAFE Index, 50% of the return of the Lehman Brothers Aggregate Bond Index, 25% of the return of the 90 Day T-Bill through April 30, 1999, and 100% of the performance of the Salomon Brothers Broad Investment Grade Bond Index from May 1, 1999 and thereafter. The Combined Index was prepared by the Advisor using Ibbotson Associates Software & Data.


SUBADVISER AND PORTFOLIO MANAGERS


         CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968 and manages approximately $146 billion of assets as of December 31, 2003.


         The Portfolio Managers are:

         - James R. Mulally (since May, 1999). Mr. Mulally is Senior Vice President, a Director, and Chairman of the Fixed Income Investment Sub-Committee for CGTC. He joined the Capital Group organization in 1980.

         - Michael D. Locke (since December 2001). Mr. Locke is Vice President of Capital Research Company with portfolio specialist and research responsibilities for mortgage- and asset-backed securities and derivatives. He joined the Capital Group organization in 1996.

         - Christine C. Cronin (since December 2001). Ms. Cronin is a Vice President of Capital Research Company with portfolio specialist responsibility for investment grade corporate bonds, and research responsibility for the airline, cruise, food, and financial services industries. She joined the Capital Group organization in 1997.

         A portion of the portfolio is managed by individual members of the research team.

INVESTMENT QUALITY BOND TRUST

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:      To provide a high level of current income consistent
                           with the maintenance of principal and liquidity.

INVESTMENT STRATEGIES:     Wellington Management seeks to achieve the
                           portfolio's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in investment grade bonds. The portfolio will tend to focus on corporate bonds and U.S.
                           government bonds with intermediate to longer term maturities.

         Wellington Management's investment decisions derive from a three-pronged analysis, including:

         -        sector analysis,

         -        credit research, and

         -        call protection.

         Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by Wellington Management, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall portfolio. Factors considered include:

         -        relative valuation of available alternatives,

         -        impact on portfolio yield, quality and liquidity, and

         -        impact on portfolio maturity and sector weights.

         Wellington Management attempts to maintain a high, steady and possibly growing income stream.

         At least 80% of the Investment Quality Bond Trust's assets are invested in bonds and debentures, including:

         - marketable investment grade debt securities of U.S. and foreign issuers (payable in U.S. dollars) rated at the time of purchase "Baa" or higher by Moody's or "BBB" or higher by Standard & Poor's (or, if unrated, of comparable quality as determined by Wellington Management), including privately placed debt securities, asset-backed securities and commercial mortgage-backed securities;

         - securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities (described below under "Other Risks of Investing"); and

         - cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.


         - up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% emerging market fixed income securities.


         The balance (no more than 20%) of the Investment Quality Bond Trust's assets may be invested in below investment grade bonds and other securities including privately placed debt securities and commercial mortgage-backed securities:

         - U.S. and foreign debt securities rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's (and unrated securities of comparable quality as determined by Wellington Management),

         -        preferred stocks,

         - convertible securities (including those issued in the Euromarket), and

         -        securities carrying warrants to purchase equity securities,


         - non-U.S. dollar fixed income securities subject to the 20% limit set forth above.


         In pursuing its investment objective, the Investment Quality Bond Trust may invest up to 20% of its assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by Standard & Poor's (or, if unrated, are deemed of comparable quality as determined by Wellington Management). The high yield sovereign debt securities in which the portfolio will invest are described above under "Strategic Bond Trust." No minimum rating standard is required for a purchase of high yield securities by the portfolio. While the Investment Quality Bond Trust may only invest up to 20% of its assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the portfolio to exceed this 20% maximum.

         The risks of investing in foreign securities are set forth above under "Risks of Investing in Certain Types of Securities." Since the portfolio will, at most, invest 20% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

Special Risks

         The Investment Quality Bond Trust will be subject to certain risks as a result of its ability to invest up to 20% in foreign securities. The principal risks of investing in the Investment Quality Bond Trust are described in the "Risk/Return Summary" in the beginning of this Prospectus.

Principal Risks of Investing in this Portfolio

- The portfolio invests substantially all of its assets in fixed income securities, including non-investment grade fixed income securities. Because the portfolio invests in fixed income securities with intermediate to longer-term maturities, the portfolio will be more sensitive to interest rate changes than a portfolio that invests in fixed income securities with shorter maturities. The risks of investing in these types of securities are set forth below under "Risks of Investing in Certain Types of Securities."


         - The portfolio may invest in fixed income securities in foreign and emerging markets. The risks of investing in foreign and emerging market securities are set forth under "Risks of Investing in Certain Types of Securities."



Performance (A, B, C)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 6.57% (for the quarter ended 9/1991) and the lowest return was -- 6.06% (for the quarter ended 3/1990).





1993              10%
1994            -4.6%
1995            19.5%
1996             2.6%
1997             9.8%
1998             8.7%
1999            -1.8%
2000             9.4%
2001             7.3%
2002             9.9%
2003             7.3%



                                          One      Five     Ten     Life of    Date First
                                         Year     Years    Years   Portfolio     Available
Investment Quality
  Bond Trust Series I                    7.32%    6.35%    6.62%     7.45%     06/18/1985
            Series II                    7.24%                       8.42%     01/28/2002
            Series III                                               4.14%     09/05/2003
Lehman Brothers Aggregate Bond Index     4.11%    6.62%    6.95%
Customized Benchmark(B)                  5.00%    6.69%    7.08%     8.91%


(A)Effective April 23, 1991, the portfolio changed its subadviser and investment objective. Performance reflects results prior to these changes.

(B)The Customized Benchmark is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index. The Customized Benchmark was prepared by the Adviser using Ibbotson Associates Software and Data.


(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Wellington Management Company, LLP, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $____billion of client assets. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


         The Portfolio Manager is:

         - Thomas L. Pappas (since March, 1994). Mr. Pappas, Senior Vice President of Wellington Management, has been a portfolio manager with Wellington Management since 1987. He is a Chartered Financial Analyst.

TOTAL RETURN TRUST

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:      To seek to realize maximum total return, consistent
                           with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES:     The portfolio invests, under normal market
                           conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of the Total Return Trust will normally vary within a three to six year time frame based on PIMCO's forecast for interest rates.
                           (Duration is a measure of the expected life of a fixed income security on a present value basis.)

         The portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The portfolio may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which PIMCO believes to be relatively undervalued.

         In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Total Return Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

         The types of fixed income securities in which the Total Return Trust may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

         - securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         - corporate debt securities, including convertible securities and corporate commercial paper;

         -        mortgage-backed and other asset-backed securities;

         - inflation-indexed bonds issued by both governments and corporations;

         -        structured notes, including hybrid or "indexed" securities,


         -        event-linked bonds;


         -        loan participations;

         -        delayed funding loan and revolving credit facilities;

         - bank certificates of deposit, fixed time deposits and bankers' acceptances;

         - debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

         -        repurchase agreements and reverse repurchase agreements;

         - obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

         - obligations of international agencies or supranational entities.

         Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Total Return Trust may invest all or a portion of its assets in repurchase agreements, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

         Total Return Trust may:

         - purchase and sell options on domestic and foreign securities, securities indexes and currencies,

         -        purchase and sell futures and options on futures,

         -        purchase and sell currency or securities on a forward basis,

         - enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.


         The Total Return Trust may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. As a non-fundamental operating policy, PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the portfolio denominated in currencies other than the U.S. dollar. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.


Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in fixed income securities. The risks of investing in fixed income securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may also invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance(A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 6.43% (for the quarter ended 09/2001) and the lowest return was -- 0.50% (for the quarter ended 6/2001).



                                   (BAR CHART)



2000      10.5%
2001       8.3%
2002       9.5%
2003       5.0%



                                                     One      Life of      Date First
                                                    Year     Portfolio      Available
Total Return Trust Series I                         5.02%      6.45%       05/01/1999
                Series II                           4.87%      6.92%       01/28/2002
                Series III                                     3.35%       09/05/2003
Lehman Brothers Aggregate Bond Index(A)             4.11%      7.15%


(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of a month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO.

ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with three members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company, Pacific Life Insurance Company and Pacific Asset Management LLC, a Delaware limited liability company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company. PIMCO had approximately $373.8 billion of assets under management as of December 31, 2003.




         The Portfolio Manager is:


         - William H. Gross (since May, 1999). Mr. Gross is a Managing Director, Chief Investment Officer and founding partner of PIMCO. He is also a Chartered Financial Analyst. Mr. Gross has been with PIMCO for more than 32 years.


REAL RETURN BOND TRUST




SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:      To seek maximum real return, consistent with
                           preservation of real capital and prudent investment management

INVESTMENT STRATEGIES:     The portfolio seeks to achieve its objective by
                           investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                           governments, their agencies or instrumentalities, and corporations.

         Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equal total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.


         Portfolio Duration of Fund. The average portfolio duration of this fund normally varies within two year (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.


         Credit Quality. The portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rate B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

         Foreign Securities. The portfolio may also invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The portfolio may invest all of its assets in derivative instruments, such as option, futures contracts or swap agreement, or in mortgage or asset backed securities. The portfolio may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contract or by using other investment techniques (such as buy backs or dollar rolls).

         Nondiversified Status. The portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in fixed income securities. The risks of investing in fixed income securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in derivatives. The risks of investing in derivatives is set forth below under "Hedging and Other Strategic Transactions."

- The portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"). The risks of investing in these securities is set forth below under "Hedging and Other Strategic Transactions."

Performance

Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS


         PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP") with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with three members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company, Pacific Life Insurance Company and Pacific Asset Management LLC, a Delaware limited liability company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of Allianz Dresdner Asset Management Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company. PIMCO had approximately $373.8 billion of assets under management as of December 31, 2003.




         The Portfolio Manager is:

         - John B. Brynjolfsson (since May, 2003). Mr. Brynjolfsson is a Managing Director of PIMCO, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He joined the firm in 1989, having been previously associated with Charles River Associates and JP Morgan Securities. Mr. Brynjolfsson has 15 years of investment experience and holds a bachelor's degree in Physics and Mathematics from Columbia College and an MBA in Finance and Economics from the MIT Sloan School of Management.

U.S. GOVERNMENT SECURITIES TRUST

SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM")

INVESTMENT OBJECTIVE:      To obtain a high level of current income consistent
                           with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES:     The portfolio invests a substantial portion of its
                           assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S.
                           government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities. The portfolio may also invest a portion of its assets in the types of securities in which the Investment Quality Bond
                           Trust may invest.

         SaBAM seeks to attain this objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities including:

         - mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;


         - U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);


         - obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

         - mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

         - collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.


         As noted above, the portfolio may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).


         The U.S. Government Securities Trust must comply with diversification requirements established pursuant to the Code for investments of separate accounts funding contracts. Under these requirements, the value of the assets of the portfolio are subject to the following restrictions:

         - no more than 55% of the value of the portfolio's assets may be represented by any one investment;

         - no more than 70% of the value of the portfolio's assets may be represented by any two investments;

         - no more than 80% of the value of the portfolio's assets may be represented by any three investments; and

         - no more than 90% of the value of the portfolio's assets may be represented by any four investments.

         To determine the portfolio's compliance with the requirements above, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the U.S. Government Securities Trust may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

Mortgage-Backed Securities

         See "Other Risks of Investing" for a description of mortgage-backed securities and the risks associated with investing in them.

Use of Hedging and Other Strategic Transactions

         The U.S. Government Securities Trust is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions." Specifically, the U.S. Government Securities Trust may:


         - write covered call options and put options on securities and purchase call and put options on securities,


         - write covered call and put options on securities indices and purchase call and put options on securities indices,


         - enter into futures contracts on financial instruments and indices, and


         - write and purchase put and call options on such futures contracts.


Principal Risks of Investing in this Portfolio


- While the portfolio invests a substantial portion of its assets in securities which are guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities, the market value of the portfolio could still decline due to interest rate changes. When interest rates decline, the market value of the portion of the portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to decline. Fixed-income securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.


- Investing in mortgage backed securities subjects the portfolio to prepayment risk. Prepayment of underlying mortgages result in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the portfolio could make less money than expected or could lose money. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.



Performance (A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 5.4% (for the quarter ended 6/1995) and the lowest return was -- 2.02% (for the quarter ended 3/1992).



                                   (BAR CHART)



1993        7.6%
1994       -1.2%
1995       15.6%
1996        3.4%
1997        8.5%
1998        7.5%
1999       -0.2%
2000       10.9%
2001          7%
2002        8.0%
2003        1.7%



                                            One     Five   Ten    Life of     Date First
                                            Year   Years  Years  Portfolio     Available
U.S. Government Securities Trust Series I  1.73%   5.40%  5.99%     6.67%     03/18/1988
  Series II                                1.59%                    4.68%     01/28/2002
  Series III                                                        2.26%     09/05/2003
Citigroup 1-10 Year Treasury Index         2.12%   5.95%  6.20%     7.37%



(A)Effective December 13, 1991, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.



(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISER AND PORTFOLIO MANAGERS



         SaBAM was established in 1987 and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2003, SaBAM and its worldwide investment advisory affiliates managed approximately $ ___ billion in assets.





         The Portfolio Manager is:


         - Roger Lavan (since February, 1993). Mr. Lavan joined SaBAM in 1990 and is a Managing Director in the fixed income department. He is a Portfolio Manager responsible for SaBAM's investment company and institutional portfolios, which invest primarily in mortgage-backed and U.S. government debt securities. He is a Chartered Financial Analyst.


MONEY MARKET TRUST


SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")


INVESTMENT OBJECTIVE:      To obtain maximum current income consistent with
                           preservation of principal and liquidity.


INVESTMENT STRATEGIES:     The portfolio invests in high quality, U.S. dollar
                           denominated money market instruments.

         MFC Global (U.S.A.) may invest the portfolio's assets in high quality, U.S. dollar denominated money market instruments of the following types:


         - obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the portfolio must be payable in U.S. dollars);


         - certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);


         - commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which MFC acting pursuant to guidelines established by the Trust's Board of Trustees, has determined to be of minimal credit risk and comparable quality;


         - corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);


         - short-term obligations issued by state and local governmental issuers;


         - securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and


         - repurchase agreements with respect to any of the foregoing obligations.

         Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Money Market Trust and the note issuer. MFC Global (U.S.A.) monitors the creditworthiness of the note issuer and its earning power and cash flow. MFC Global (U.S.A.) will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.


         All of the Money Market Trust's investments will mature in 397 days or less and the portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the Money Market Trust seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Money Market Trust invests only in securities which the Trust's Board of Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Money Market Trust also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00. There is no assurance that the portfolio will be able to do so.

         The Money Market Trust may invest up to 20% of its assets in any of the U.S. dollar denominated foreign securities described above. The Money market Trust is not authorized to enter into mortgage dollar rolls or warrants.

Use of Hedging and Other Strategic Transactions

         The Money Market Trust is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in this Portfolio


- An investment in the Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Trust seeks to preserve the value of a shareholder's investment at $10.00 per share, it is possible to lose money by investing in this portfolio. For example, the portfolio could lose money if a security purchased by the portfolio is downgraded and the portfolio must sell the security at less than the cost of the security.


- The portfolio may invest up to 20% of its assets in U.S. dollar denominated foreign securities which increases the risk of investing in the portfolio as described below under "Risks of Investing in Certain Types of Securities." Since the portfolio only invests in U.S. dollar denominated securities, it will not be subject to the exchange rate risks described in this section.


Performance(A)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 2.19% (for the quarter ended 6/1989) and the lowest return was 0.12% (for the quarter ended 12/2003).



                                   (BAR CHART)



1993       2.7%
1994       3.8%
1995       5.6%
1996       5.1%
1997       5.2%
1998       5.0%
1999       4.6%
2000       5.9%
2001       3.6%
2002       1.2%
2003       0.6%



                                       One     Five   Ten    Life of   Date First
                                      Year    Years  Years  Portfolio   Available
Money Market Trust Series I          0.58%    3.14%  4.04%    4.89%    06/18/1985
  Series II                          0.38%                    0.66%    01/28/2002
  Series III                                                  0.04%    09/05/2003
Citigroup U.S. 90 Day T-Bill         1.07%    3.50%  4.30%    5.10%



(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

         The 7-day yield of the Money Market Trust as of December 31, 2003 was ____%.



SUBADVISER AND PORTFOLIO MANAGERS


         MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.


THE INDEX TRUSTS


         There are five Index Trusts -- International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, and 500 Index (the "Index Trusts") -- each with its own investment objective and policy. The Index Trusts differ from the actively managed portfolios described in this prospectus. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

         An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each Index Trust attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that MFC believes as a group will behave in a manner similar to the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, an Index Trust, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.


       PORTFOLIO                       INVESTMENT OBJECTIVE                            INVESTMENT STRATEGY*
----------------------    ---------------------------------------------  ------------------------------------------
Small Cap Index           To seek to approximate the aggregate total     Invests, under normal market conditions,
                          return of a small cap U.S. domestic equity     at least 80% of its net assets (plus any
                          market index                                   borrowings for investment purposes) in (a)
                                                                         the common stocks that are included in the
                                                                         Russell 2000 Index and (b) securities
                                                                         (which may or may not be included in the
                                                                         Russell 2000 Index) that MFC believes as a
                                                                         group will behave in a manner similar to
                                                                         the index.

International Index       To seek to approximate the aggregate total     Invests, under normal market conditions,
                          return of a foreign equity market index        at least 80% of its net assets (plus any
                                                                         borrowings for investment purposes) in (a)
                                                                         the common stocks that are included in the
                                                                         MSCI EAFE Index and (b) securities (which
                                                                         may or may not be included in the MSCI
                                                                         EAFE Index) that MFC believes as a group
                                                                         will behave in a manner similar to the
                                                                         index.

Mid Cap Index             To seek to approximate the aggregate total     Invests, under normal market conditions,
                          return of a mid cap U.S. domestic equity       at least 80% of its net assets (plus any
                          market index                                   borrowings for investment purposes) in (a)
                                                                         the common stocks that are included in the
                                                                         S&P 400 Index and (b) securities (which
                                                                         may or may not be included in the S&P 400
                                                                         Index) that MFC believes as a group will
                                                                         behave in a manner similar to the index.

Total Stock Market        To seek to approximate the aggregate total     Invests, under normal market conditions,
  Index                   return of a broad U.S. domestic equity         at least 80% of its net assets (plus any
                          market index                                   borrowings for investment purposes) in (a)
                                                                         the common stocks that are included in the

                                                                         Wilshire 5000 Index and (b) securities
                                                                         (which may or may not be included in the
                                                                         Wilshire 5000 Index) that MFC believes as
                                                                         a group will behave in a manner similar to
                                                                         the index.

500 Index                 To seek to approximate the aggregate total     Invests, under normal market conditions,
                          return of a broad U.S. domestic equity         at least 80% of its net assets (plus any
                          market index                                   borrowings for investment purposes) in (a)
                                                                         the common stocks that are included in the
                                                                         S&P 500 Index and (b) securities (which
                                                                         may or may not be included in the S&P 500
                                                                         Index) that MFC believes as a group will
                                                                         behave in a manner similar to the index.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free(R)," "EAFE(R)" and "MSCI(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

Use of Hedging and Other Strategic Transactions

         The Small Cap Index Trust, International Index Trust, and Total Stock Market may invest in Futures Contacts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

         The Mid Cap Index Trust and 500 Index Trust may invest in Futures Contracts and Depository Receipts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

Principal Risks of Investing in the Index Trusts

Risks Applicable to All of the Index Trusts


         - Since each of the Index Trusts are not actively managed, each Index Trust will generally reflect the performance of the index its attempts to track even in markets when this index does not perform well.


Risks Applicable to the International Index Trust


         - An investment in the International Index Trust involves risks similar to the risks of investing directly in the foreign securities in the MSCI EAFE Index. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."


Risks Applicable to the Small Cap Index Trust


         - An investment in the Small Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Russell 2000 Index which are primarily small and mid cap securities. The risks of investing in equity securities and the risks of investing in small and mid cap securities (small and medium companies) are set forth below under "Risks of Investing in Certain Types of Securities."


Risks Applicable to the Mid Cap Index Trust


         - An investment in the Mid Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Mid Cap Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Total Stock Market Index Trust


         - An investment in the Total Stock Market Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Wilshire 5000 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


Risks Applicable to the 500 Index Trust

         - An investment in the 500 Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."


Performance (A, B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return and the lowest quarterly return for each Index Trust was as follows:


                              SMALL CAP INDEX TRUST



                                   (BAR CHART)



2001         1.5%
2002       -21.5%
2003        45.8%



                                         One      Life of       Date First
                                        Year     Portfolio       Available
Small Cap Index Trust Series I         45.79%     2.12%         05/01/2000
                    Series II          45.33%     8.15%         01/28/2002
                    Series III                    8.75%         09/05/2003
Russell 2000 Index                     47.25%     4.04%



                            INTERNATIONAL INDEX TRUST



                                   (BAR CHART)



2001      -22.4%
2002      -17.2%
2003       32.2%



                                           One      Life of         Date First
                                          Year     Portfolio         Available
International Index Trust Series I       32.18%      -6.44%         05/01/2000
                      Series II          32.10        7.25%         1/28/2002
                      Series III                     15.57%         09/05/2003
MSCI EAFE Index                          39.17%      -4.64%



                               MID CAP INDEX TRUST



                                   (BAR CHART)



2001        -1.7%
2002       -15.2%
2003        34.6%



                                       One      Life of    Date First
                                      Year     Portfolio    Available
Mid Cap Index Trust Series I         34.57%      4.71%     05/01/2000

                   Series II         34.32%      7.05%     1/28/2002
                   Series III                    9.39%     09/05/2003
S&P MidCap 400 Index                 35.61%      6.16%



                         TOTAL STOCK MARKET INDEX TRUST



                                   (BAR CHART)



2001       -11.4%
2002       -21.3%
2003        30.5%



                                         One       Life of     Date First
                                        Year      Portfolio     Available
Total Stock Market Index Trust
  Series I                             30.54%       -4.87%     05/01/2000
  Series II                            30.31%        1.94%     1/28/2002
  Series III                                         8.62%     09/05/2003
Wilshire 5000 Index                    31.64%       -4.65%



                                 500 INDEX TRUST



                                   (BAR CHART)



2001       -12.4%
2002       -22.5%
2003        28.0%



                                 One       Life of      Date First
                                Year      Portfolio      Available
500 Index Trust Series I       28.01%      -5.85%       05/01/2000
              Series II        27.76%       0.09%       1/28/2002
              Series III                    8.57%       09/05/2003
S&P 500 Index                  28.70%      -5.61%



                                HIGHEST QUARTERLY RETURN   QUARTER   LOWEST QUARTERLY RETURN  QUARTER
Small Cap Index                           22.77%           06/2003   -21.83%                   9/2002
International Index                       18.15%           06/2003   -20.02%                   9/2002
Mid Cap Index                             17.71%           12/2001   -16.75%                   9/2002
Total Stock Market Index                  16.26%           06/2003   -16.74%                   9/2002
500 Index                                 15.32%           06/2003   -17.43%                   9/2002



(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


(B)Since May 2000, certain expenses of each of the Index Trusts (except the 500 Index Trust) were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS


         MFC Global (U.S.A.) manages each Lifestyle Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$___ billion (Cdn $____ billion) as of December 31, 2003.



         The Portfolio Managers are:

         - Martin Ayow (since May, 2000). Mr. Ayow joined MFC Global in 2000. He has been managing and hedging fixed income and equity exposures for Manulife Financial using financial derivatives since 1994. Prior to joining Manulife Financial, he was Senior Treasury Officer at the Ontario Hydro Treasury Division. He is a Chartered Financial Analyst.

         - Ram Brahmachari (since December, 2000). Mr. Brahmachari joined MFC Global in 2000. He is a senior analyst on the team responsible for the management of the equity index portfolios at Manulife Financial. Prior to joining Manulife, was employed as an analyst at Nortel.



THE LIFESTYLE TRUSTS I
THE LIFESTYLE TRUSTS II
THE LIFESTYLE TRUSTS III



SUBADVISER: MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")



                  There are three sets of Lifestyle Trusts: Lifestyle Trust I, Lifestyle Trust II and Lifestyle Trust III. Each set consists of five portfolios
- Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280 - which have, as indicated in the chart below, the same five investment objectives and strategies. The Lifestyle Trusts differ from the portfolios previously described in that they are "funds of funds" which invest in other portfolios of the Trust ("Underlying Portfolios"). Each Lifestyle Trust has a target percentage allocation between those Underlying Portfolios which invest primarily in equity securities and those which invest primarily in fixed income securities. Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC in its management of the Lifestyle Trusts.



           PORTFOLIO                                 INVESTMENT OBJECTIVE                        INVESTMENT STRATEGIES
------------------------------------      -------------------------------------      ------------------------------------------
Lifestyle Aggressive 1000 Trust I         Long-term growth of capital. Current       The portfolio invests 100% of its assets
Lifestyle Aggressive Trust II             income is not a consideration.             in Underlying Portfolios which invest
Lifestyle Aggressive Trust III                                                       primarily in equity securities.

Lifestyle Growth 820 Trust I              Long-term growth of capital. Current       The portfolio invests approximately 20%
Lifestyle Growth 820 Trust II             income is also a consideration.            of its assets in Underlying Portfolios
Lifestyle Growth 820 Trust III                                                       which invest primarily in fixed income
                                                                                     securities and approximately 80% in
                                                                                     Underlying Portfolios which invest
                                                                                     primarily in equity securities.

Lifestyle Balanced 640 Trust I            A balance between a high level of          The portfolio invests approximately 40%
Lifestyle Balanced 640 Trust II           current income and growth of               of its assets in Underlying Portfolios
Lifestyle Balanced 640 Trust III          capital, with a greater emphasis on        which invest primarily in fixed income
                                          growth of capital.                         securities and approximately 60% in
                                                                                     Underlying Portfolios which invest
                                                                                     primarily in equity securities.

Lifestyle Moderate 460 Trust I            A balance between a high level of          The portfolio invests approximately 60%of
Lifestyle Moderate 460 Trust II           current income and growth of               its assets in Underlying Portfolios which
Lifestyle Moderate 460 Trust III          capital, with a greater emphasis on        invest primarily in fixed income
                                          income.                                    securities and approximately 40% in
                                                                                     Underlying Portfolios which invest
                                                                                     primarily in equity securities.

Lifestyle Conservative 280 Trust I        A high level of current income with        The portfolio invests approximately 80%
Lifestyle Conservative 280 Trust II       some consideration given to growth         of its assets in Underlying Portfolios
Lifestyle Conservative 280 Trust III      of capital.                                which invest primarily in fixed income
                                                                                     securities and approximately 20% in
                                                                                     Underlying Portfolios which invest
                                                                                     primarily in equity securities.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

         The Lifestyle Trusts seek to provide a variety of comprehensive investment programs designed for differing investment orientations. Each program is implemented by means of selected long-term investment allocations among the Underlying Portfolios.

         The portfolios eligible for purchase by the Lifestyle Trusts consist of all of the non-Lifestyle Trusts. The Underlying Portfolios are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Portfolios investing primarily in fixed income securities are the:


         - High Yield Trust           - Investment Quality Bond Trust
         - Strategic Bond Trust       - Diversified Bond Trust
         - Global Bond Trust          - U.S. Government Securities Trust
         - Total Return Trust         - Money Market Trust
         - Real Return Bond Trust     - Strategic Income Trust


         The other Underlying Portfolios invest primarily in equity securities. Because substantially all of the securities in which the Lifestyle Trusts may invest are Underlying Portfolios, each of the Lifestyle Trusts is non-diversified for purposes of the 1940 Act.


         Variations in the target percentage allocations between the two types of Underlying Portfolios (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 80% of assets in fixed income securities and 20% of assets in equity securities, the Lifestyle Conservative 280 Trust may have a fixed income/ equity allocation of 10%/90% or 30%/70%. Variations beyond the permissible deviation range of 10% are not permitted. However, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the portfolio or to achieve the portfolio's objective.



         Within the prescribed percentage allocations, MFC Global (U.S.A.) selects the percentage levels to be maintained in specific portfolios. MFC may from time to time adjust the percent of assets invested in any specific portfolios held by a Lifestyle Trust. Such adjustments may be made to increase or decrease the Lifestyle Trust's holdings of particular assets classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Trust's assets subject to the management of a particular subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.



         Investors in each of the Lifestyle Trusts bear both the expenses of the particular Lifestyle Trust and indirectly the expenses of its Underlying Portfolios. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Lifestyle Trust instead of in the Lifestyle Trust itself. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MFC Global (U.S.A.).



         The Lifestyle Trusts I, Lifestyle Trusts II and Lifestyle Trusts III invest, respectively, in Series I, Series II and Series III shares of the Underlying Portfolios unless an Underlying Portfolio does not offer such class of shares to a particular Lifestyle Trust, in which case the Lifestyle Trust will invest in one of the other classes of shares offered by the Underlying Portfolio.





Temporary Defensive Investing


         Although substantially all of the assets of the Lifestyle Trusts will be invested in shares of the Underlying Portfolios, the Lifestyle Trusts may invest up to 100% of their assets in cash or money market instruments of the type in which the Money Market Trust is authorized to invest for the purpose of:


         -        meeting redemption requests,

         -        making other anticipated cash payments, or

         - protecting the portfolio in the event MFC determines that market or economic conditions warrant a defensive posture.

         To the extent a Lifestyle portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.


         The Lifestyle Trusts are not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Lifestyle Trusts are not authorized to purchase warrants or indexed/structured securities or enter into mortgage dollar rolls.


Principal Risks of Investing in the Lifestyle Trusts

         The Lifestyle Trusts are ranked in order of risk. The Lifestyle Aggressive 1000 portfolio is the riskiest of the Lifestyle portfolios since it invests 100% of its assets in Underlying Portfolios which invest primarily in equity securities. The Lifestyle Conservative 280 portfolio is the least risky of the Lifestyle Trusts since it invests approximately 80% of its assets in Underlying Portfolios which invest primarily in fixed income securities. Each Lifestyle Trust is subject to the same risks as the Underlying Portfolios in which it invests. The principal risks of investing in each of the Lifestyle Trusts are:


         - To the extent a Lifestyle Trust invests in Underlying Portfolios that invest primarily in equity securities, the portfolio will be subject to the risks of investing in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."


         - To the extent a Lifestyle Trust invests in Underlying Portfolios that invest primarily in fixed income securities, the portfolio will be subject to the risks of investing in fixed income securities. Some of the fixed income portfolios may invest in non-investment grade securities. The risks of investing in fixed income securities, including non-investment grade securities, are set forth below under "Risks of Investing in Certain Types of Securities."


         - To the extent a Lifestyle Trust invests in Underlying Portfolios that invest in foreign securities, the portfolio will be subject to the risks of investing in foreign securities. These risks are set forth below under "Risks of Investing in Certain Types of Securities."


         - Each of the Lifestyle portfolios is a non-diversified portfolio so that it may invest substantially all of its assets in other portfolios of the Trust. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Lifestyle Trusts, this risk is greatly reduced since each Lifestyle Trust invests its assets in other portfolios of the Trust which have diverse holdings. See "Risks of Investing in Certain Types of Securities" for a complete definition of a non-diversified portfolio.


Performance(K, M)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         Effective May 1, 2004, the Trust's five former Lifestyle Trusts, each of which had theretofore offered Series I, Series II and Series III shares, were reorganized as the three sets of Lifestyle Trusts I, Lifestyle Trusts II and Lifestyle Trusts III as described above. For periods prior to May 1, 2004, the performance of each Lifestyle Trust I, Lifestyle Trust II and Lifestyle Trust III is, respectively, that of the Series I, Series II and Series III shares of its predecessor Lifestyle Trust.



During the time period shown in the bar chart, the highest quarterly return and the lowest quarterly return for each Lifestyle Trust I was as follows:



                             HIGHEST QUARTERLY RETURN  QUARTER   LOWEST QUARTERLY RETURN   QUARTER
Lifestyle Aggressive                   18.07%          06/2003              -18.84%         9/2002
Lifestyle Growth                       14.90%          06/2003              -14.50%         9/2002
Lifestyle Balanced                     11.64%          06/2003              -10.36%         9/1998
Lifestyle Moderate                      8.71%          06/2003               -5.57%         9/2002
Lifestyle Conservative                  6.12%          06/2003               -1.61%         9/2002

                         LIFESTYLE AGGRESSIVE 1000 TRUST



                                   (BAR CHART)



1997             10.9%
1998              4.9%
1999             14.6%
2000             -5.1%
2001            -13.7%
2002            -20.7%
2003             34.9%



                                            One      Five      Life of       Date First
                                          Year(J)  Years(J)  Portfolio(J)     Available
Lifestyle Aggressive 1000 Series I         34.91%    0.04%      2.20%        01/07/1997
  Series II                                34.91%               4.87%        01/28/2002
  Series III                                                   11.53%        09/05/2003
Russell 2000 Index(A)                      47.25%    7.13%      7.72%
Russell 3000 Index(L)                      31.06%    0.37%      7.57%
Lifestyle Aggressive Policy (B)            38.89%    2.40%      6.69%



                           LIFESTYLE GROWTH 820 TRUST



                                   (BAR CHART)



1997             13.8%
1998              6.2%
1999             16.6%
2000             -3.1%
2001             -9.0%
2002            -15.8%
2003             29.6%



                                        One      Five       Life of    Date First
                                      Year(J)  Years(J)  Portfolio(J)   Available
Lifestyle Growth 820
  Series I                             29.55%    2.24%       4.38%     01/07/1997
  Series II                            29.44%                5.45%     01/28/2002
  Series III                                                10.12%     09/05/2003
S&P 500 Index(A)                       28.70%   -0.57%       7.57%
Lehman Brothers Government/
  Credit Bond Index                     4.30%    6.65%       7.07%
Lifestyle Growth Policy(C)             33.38%    2.86%       7.02%



                          LIFESTYLE BALANCED 640 TRUST



                                   (BAR CHART)



1997             14.1%
1998              5.7%
1999             12.4%
2000              2.5%
2001             -4.7%
2002            -10.0%
2003             24.0%



                                                         One         Five       Life of    Date First
                                                         Year        Years     Portfolio    Available
Lifestyle Balanced 640 Series I                         23.99%       4.15%       5.74%     01/07/1997
  Series II                                             23.97%                   6.33%     01/28/2002
  Series III                                                                     8.56%     09/05/2003
S&P 500 Index(A)                                        28.70%      -0.57%       7.57%
Lehman Brothers Government/ Credit Bond Index            4.30%       6.65%       7.07%
Lifestyle Balanced Policy(E)                            26.09%       3.98%       7.18%



                          LIFESTYLE MODERATE 460 TRUST



                                   (BAR CHART)



1997            13.7%
1988             9.8%
1999             7.9%
2000             4.3%
2001            -1.1%
2002            -4.1%
2003            17.8%

                                                         One           Five    Life of       Date First
                                                        Year          Years   Portfolio       Available
Lifestyle Moderate 460 Series I                        17.83%         4.69%    6.65%        01/07/1997
  Series II                                            17.83%                  6.72%        01/28/2002
  Series III                                                                   6.76%        09/05/2003
S&P 500 Index(A)                                       28.70%        -0.57%    7.57%
Lehman Brothers Government/Credit Bond Index            4.30%         6.65%    7.07%
Lifestyle Moderate Policy(G)                           18.75%         4.81%    6.97%



                        LIFESTYLE CONSERVATIVE 280 TRUST



                                   (BAR CHART)



1997     12.2%
1998     10.2%
1999      4.2%
2000      7.6%
2001      3.3%
2002      1.8%
2003     11.5%



                                            One       Five    Life of      Date First
                                           Year       Years  Portfolio      Available
Lifestyle Conservative 280 Series I       11.47%      6.24%     7.18%      01/07/1997
  Series II                               11.46%                6.78%      01/28/2002
  Series III                                                    5.33%      09/05/2003
Lehman Brothers Government/
  Credit Bond Index                        4.30%      6.65%     7.07%
Lifestyle Conservative Policy(I)          10.75%      5.39%     6.51%


(A)All since inception returns for the indices begin on the month-end closest to the actual inception date of the trust.

(B)The Lifestyle Aggressive Policy is a blend of returns (41% Russell 1000 Index, 27% Russell 2000 Index, and 32% MSCI EAFE Index). The Lifestyle Aggressive Policy was prepared by the advisor using Ibbotson Associates Software and Data.


(C)The Lifestyle Growth Policy is a blend of returns (42% Russell 1000 Index, 17% Russell 2000 Index, 21% MSCI EAFE Index, 3% Lehman Brothers IT Government/Credit Bond Index, 3% Lehman Brothers 1-3 Year Government Index, 2% Lehman Brothers LT Government/Credit Bond Index, 12% Salomon Brothers High Yield Bond Index). The Lifestyle Growth Policy was prepared by the adviser using Ibbotson Associates Software and Data.


(E)The Lifestyle Balanced Policy is a blend of returns (35% Russell 1000 Index, 4% Russell 2000 Index, 14% MSCI EAFE, 6% Lehman Brothers IT Government/Credit Bond Index, 4% Lehman Brothers LT Government/Credit Bond Index, 9% Lehman Brothers 1-3 Year Government Index, 16% Salomon Brothers High Yield Index, 7% NAREIT Index, and 5% of the 3-month T-Bill). The Lifestyle Balanced Policy was prepared by the adviser using Ibbotson Associates Software and Data.

(G)The Lifestyle Moderate Policy is a blend of returns (22% Russell 1000 Index, 1% Russell 2000 Index, 10% MSCI EAFE Index, 14% Lehman Brothers IT Government/Credit Bond Index, 6% Lehman Brothers LT Government/Credit Bond Index, 17% Lehman Brothers 1-3 Year Government Index, 8% Salomon Brothers 3-month T-Bill, 15% Salomon Brothers High Yield Index, and 7% NAREIT Index). The Lifestyle Moderate Policy was prepared by the adviser using Ibbotson Associates Software and Data.

(I)The Lifestyle Conservative Policy is a blend of returns (10% Russell 1000 Index, 5% MSCI EAFE Index, Index, 2% Lehman Brothers LT Government/Credit Bond Index, 30% Lehman Brothers 1-3 Year Government Index, 15% of the 3-month T-Bill, 8% Salomon Brothers High Yield Index and 5% NAREIT Index). The Lifestyle Conservative Policy was prepared by the adviser using Ibbotson Associates Software and Data.

(K)During the time periods shown below, a portion of the Lifestyle Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(L)The Russell 3000 Index was added to more accurately reflect the investment objective of the Trust.


(M)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series III performance will be lower than Series I and Series II performance due to the 0.15% Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) manages each Lifestyle Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. Funds under management by Manulife Financial were US$92.5 billion (Cdn$146.2 billion) as at December 31, 2002.


         A committee of MFC Global (U.S.A.) investment personnel manages each Lifestyle Trust.



Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC in its management of the Lifestyle Trusts.


SUBADVISER: MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

         There are two sets of Focused Allocations Trusts: Focused Allocation Trusts I and Focused Allocation Trusts II. Each set consists of five portfolios:
Core Holdings of America, Value Blend, Growth Blend, Global Balanced, CoreSolution which have, as indicated in the chart below, the same five investment policies.

         The Focused Allocation Trusts differ from the portfolios previously described (other than the Lifestyle Trusts) in that each Focused Allocation Trust is a "fund of funds" which invest in other portfolios of the Trust ("Underlying Portfolios").

         The investment objective of each Focused Allocation Trust is provide a balance between a high level of current income and growth of capital.

         Each Focused Allocation Trust seeks to achieve this objective by investing, under normal market conditions, a target percentage allocation of its assets in the Underlying Portfolios as noted below. Each portfolio will be rebalanced quarterly to maintain these target allocations. Each portfolio is also authorized to invest in all the Underlying Portfolios (except the Lifestyle Trusts) and may deviate from these target allocations and invest in other Underlying Portfolios consistent with the investment policies noted below. However, none of the portfolios currently intend to invest in other Underlying Portfolios.

         The target allocations and investment guidelines for each portfolio are:

                                                                     TARGET
PORTFOLIO                      INVESTMENT POLICIES                 ALLOCATION*       UNDERLYING PORTFOLIOS
---------        ------------------------------------------------  -----------  --------------------------------
Core Holdings    To invest, under normal market conditions,            25%      American Growth-Income Trust
of America       approximately 65% of the portfolio's assets in        25%      American Growth Trust
                 underlying Trust portfolios with assets               15%      American International Trust
                 primarily invested in equities, including non-        35%      Diversified Bond Trust
                 U.S. securities, and 35% of the portfolio's
                 assets in underlying Trust portfolios with
                 assets primarily invested in a diversified mix
                 of fixed income securities

Value Blend      To invest, under normal market conditions,            40%      Equity-Income Trust
                 approximately 60% of the portfolio's assets in        20%      Core Equity Trust
                 underlying Trust portfolios with assets               20%      Diversified Bond Trust
                 primarily invested in U.S. equities and 40% of        20%      Strategic Bond Trust
                 the portfolio's assets in underlying Trust
                 portfolios with assets primarily invested in
                 fixed income securities. Under normal market
                 conditions, the equity allocation will be more
                 heavily weighted to portfolios the subadviser
                 considers to have a value orientation.

Growth Blend     To invest, under normal market conditions,            40%      Blue Chip Growth Trust
                 approximately 60% of the portfolio's assets in        20%      Diversified Bond Trust
                 underlying Trust portfolios with assets               20%      American Growth-Income Trust
                 primarily invested in U.S. equities and 40% of        20%      Strategic Bond Trust
                 the portfolio's assets in underlying Trust
                 portfolios with assets primarily invested in
                 fixed income securities. Under normal market
                 conditions, the equity allocation will be more
                 heavily weighted to portfolios the subadviser
                 considers to have a growth orientation.

Global Balanced  To invest, under normal market conditions,            30%      Fundamental Value Trust
                 approximately 70% of the portfolio's assets in        20%      Global Bond Trust
                 underlying Trust portfolios with assets               25%      Global Allocation Trust
                 primarily invested in equities, including non-        25%      American International Trust


                                                                     TARGET
PORTFOLIO                      INVESTMENT POLICIES                 ALLOCATION*       UNDERLYING PORTFOLIOS
---------        ------------------------------------------------  -----------  --------------------------------
                 U.S. securities and 30% of the portfolio's
                 assets in underlying Trust portfolios with
                 assets primarily invested in a diversified mix
                 of fixed income securities, including non-U.S.
                 securities.

CoreSolution     To invest, under normal market conditions,            34%      Strategic Income Trust
                 approximately 66% of the portfolio's assets in        33%      U.S. Global Leaders Growth Trust
                 underlying Trust portfolios with assets               33%      Classic Value Trust
                 primarily invested in equities and 33% of the
                 portfolio's assets in underlying Trust
                 portfolios with assets primarily invested in a
                 diversified mix of fixed income securities.

* Portfolios are rebalanced quarterly to the target allocations. Between rebalancing dates, the amount invested in each portfolio will vary from the target allocations due to market changes.

         Because substantially all of the securities in which the Focused Allocation Trusts may invest are Underlying Portfolios, each of the Focused Allocation Trusts is non-diversified for purposes of the 1940 Act.

         Focused Allocation Trust I and Focused Allocation Trust II invest, respectively, in Series I and Series II shares of the Underlying Portfolios unless an Underlying Portfolio does not offer such class of shares to a particular Focused Allocation Trust in which case the Focused Allocation Trust will invest in another class of shares offered by the Underlying Portfolio.


         Investors in any of the Focused Allocation Trusts bear both the expenses of the particular Focused Allocation Trust and indirectly the expenses of its Underlying Portfolios. Therefore, investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Focused Allocation Trust (IF SUCH UNDERLYING PORTFOLIO IS AVAILABLE FOR INVESTMENT IN A PARTICULAR INSURANCE PRODUCT) instead of in the Focused Allocation Trust itself. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the advisory services provided by MFC Global USA.


Temporary Defensive Investing

         Although substantially all of the assets of the Focused Allocation Trusts will be invested in shares of the Underlying Portfolios, the Focused Allocation Trusts may invest up to 100% of their assets in cash or money market instruments of the type in which the Money Market Trust is authorized to invest for the purpose of:

         -        meeting redemption requests,

         -        making other anticipated cash payments, or

         - protecting the portfolio in the event MFC Global USA determines that market or economic conditions warrant a defensive posture.

         To the extent a Focused Allocation portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.

         The Focused Allocation Trusts are not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Focused Allocation Trusts are not authorized to purchase warrants or indexed/structured securities or enter into mortgage dollar rolls.

Principal Risks of Investing in the Focused Allocation Trusts

         The principal risks of investing in each of the Focused Allocation Trusts are:

         - To the extent a Focused Allocation Trust invests in Underlying Portfolios that invest primarily in equity securities, the portfolio will be subject to the risks of investing in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

         - To the extent a Focused Allocation Trust invests in Underlying Portfolios that invest primarily in fixed income securities, the portfolio will be subject to the risks of investing in fixed income securities. Some of the fixed income portfolios may invest in non-investment grade securities. The risks of investing in fixed income securities, including non-investment grade securities, are set forth below under "Risks of Investing in Certain Types of Securities."

         - To the extent a Focused Allocation Trust invests in Underlying Portfolios that invest in foreign securities, the portfolio will be subject to the risks of investing in foreign securities. These risks are set forth below under "Risks of Investing in Certain Types of Securities."

         - Each of the Focused Allocation Trusts is a non-diversified portfolio so that it may invest substantially all of its assets in other portfolios of the Trust. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Focused Allocation Trusts, this risk is greatly reduced since each Focused Allocation Trust invests its assets in other portfolios of the Trust which have diverse holdings. See "Risks of Investing in Certain Types of Securities" for a complete definition of a non-diversified portfolio.

Please also see the "Principal Risks of Investing in this Portfolio" section of the prospectus disclosure for each target portfolio for additional information on risks.

Performance

Performance is not provided since the portfolios commenced operations in May, 2004.

SUBADVISER AND PORTFOLIO MANAGERS

         MFC Global (U.S.A.) manages each Focused Allocation Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

         A committee of MFC Global (U.S.A.) investment personnel manages each Focused Allocation Trust.

         Kayne Anderson Rudnick pursues this investment objective by investing, under normal market conditions, at least 80% of the portfolio's assets (plus any borrowings for investment purposes) in small and mid cap companies that the subadviser believes are of high quality. (Small and mid cap companies are companies whose market cap does not exceed the market cap of the largest company included in the Russell 2500 Index at the time of purchase by the portfolio.)

         Kayne Anderson Rudnick will invest primarily in common stocks, but may also invest, from time to time, in securities convertible into common stock, or rights or warrants to subscribe for or purchase common stocks. Investments are made primarily in securities listed on national securities exchanges, but the Small-Mid Cap Trust may also purchase securities traded in the United States over-the-counter market.

         The portfolio will seek to maintain an average market capitalization that is the same as the simple (not-weighted) average market capitalization of the companies in the Russell 2500 Index.

         In selecting equity securities, Kayne Anderson Rudnick uses a screening process it believes identifies high-quality companies. The quality criteria includes:

         -        Market dominance

         -        Rising free cash flow

         -        Shareholder-oriented management

         -        Strong, consistent profit growth

         -        Low-debt balance sheet

         The screening process identifies companies that meet Kayne Anderson Rudnick's criteria of quality. The portfolio managers then fundamentally analyze these securities. This research involves study of competitive industry conditions, discussions with company management, spreadsheet analysis, and valuation projections. Proprietary analytical tools compare expected rates of return of each equity security in the universe. In deciding whether to purchase a security, the portfolio managers appraise a company's fundamental strengths and relative attractiveness based on its expected return.

         The portfolio generally holds at least 25 to 35 securities, which are diversified by industry. The security selection discipline seeks to avoid over-concentration in any single sector or company.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities, especially those of small and mid cap companies. The risks of investing in these types of securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio is managed based on proprietary analytical tools and techniques developed by the subadviser. There is no guarantee that such management tools and techniques will correctly predict earnings growth, or enable the portfolio to achieve its investment objective.

Performance (B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 13.58% (for the quarter ended 6/2003) and the lowest return was -- 14.30% (for the quarter ended 9/2002).



                                   (BAR CHART)

2002  -17.6%


                                       One        Life of     Date First
                                       Year      Portfolio     Available
Small-Mid Cap Trust-Series I          23.15%      -0.99%      07/16/2001
Small-Mid Cap Trust-Series II         22.84%      15.87%      11/25/2002
Small-Mid Cap Trust-Series III                     7.25%      09/05/2003
Russell 2500 Index(A)                 45.51%       8.18%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS

         Kayne Anderson Rudnick manages the Small-Mid Cap Trust. Richard A. Kayne and John E. Anderson, the founders of Kayne Anderson Rudnick, have been in the business of furnishing investment advice to institutional and private clients since 1984. On December 1, 2000, the name of the firm officially changed from Kayne Anderson Investment Management to Kayne Anderson Rudnick Investment Management to recognize Mr. Rudnick's contributions to the firm's success and growth. Since inception, the firm has followed a philosophy of Quality at a Reasonable Price(TM) investing. At December 31, 2002, Kayne Anderson Rudnick had approximately $8.6 billion in assets under management. The address of Kayne Anderson Rudnick is 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067. Kayne Anderson Rudnick owns 40% of the firm and Phoenix Investment Partners, Ltd. ("Phoenix"), the wholly owned, asset-management subsidiary of The Phoenix Companies, Inc. (NYSE: PNX) owns 60%.

         The Portfolio Manager is:

         - Robert A. Schwarzkopf, CFA (since July, 2001). Mr. Schwarzkopf joined Kayne Anderson Rudnick in 1991. He is managing director of Small Cap Equity, co-portfolio manager for the Small and Mid Cap Equity Portfolios, and a member of the Investment Committee. Prior to joining Kayne Anderson Rudnick, Mr. Schwarzkopf was a member of the Investment Policy Committee at the Pilgrim Group of Mutual Funds and portfolio manager for Pilgrim Regional BankShares. Mr. Schwarzkopf is a Chartered Financial Analyst charterholder. He is a principal of Kayne Anderson Rudnick.

         - Sandi L. Gleason, CFA (since July, 2001). Ms. Gleason joined Kayne Anderson Rudnick in 1993. She is co-portfolio manager for the Small and Mid Cap Equity Portfolios. Prior to joining Kayne Anderson Rudnick, Ms. Gleason was a senior consultant with Peterson Consulting Limited Partnership, a national litigation consulting firm. Ms. Gleason is a Chartered Financial Analyst charterholder. She is a principal of Kayne Anderson Rudnick.

INTERNATIONAL EQUITY SELECT TRUST

SUBADVISER: Lazard Asset Management LLC ("Lazard")

INVESTMENT OBJECTIVE:      To seek long-term capital appreciation.

INVESTMENT STRATEGIES:     Lazard seeks to obtain this investment objective by
                           investing, under normal market conditions, at least
                           80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities. The portfolio will invest primarily in American Depository Receipts and common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley
                           Capital International (MSCI) Europe, Australia and
                           Far East(R) Index that Lazard believes are undervalued based on their earnings, cash flow or asset values.

         The Portfolio will generally invest at least 80% of its total assets in equity securities, including American Depository Receipts, of companies located in at least three different foreign countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on Lazard's judgment and its analysis of market conditions. However, Lazard currently intends to invest the Portfolio's assets primarily in companies based in developed markets. The portfolio manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of Lazard's expectations.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio will invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance (B)


         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 15.86% (for the quarter ended 6/2003) and the lowest return was -- 19.46% (for the quarter ended 9/2002).



                                   (BAR CHART)


2002      -11.7%
2003


                                                   One       Life of     Date First
                                                  Year      Portfolio     Available
International Equity Select Trust-Series I       27.97%       2.83%      07/16/2001
International Equity Select Trust-Series II      27.68%      22.32%      11/25/2002
International Equity Select Trust-Series III                 16.95%      09/05/2003
MSCI EAFE Index(A)                               39.17%       4.04%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.


SUBADVISER AND PORTFOLIO MANAGERS


         Lazard manages the International Equity Select Trust. Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $____ billion as of December 31, 2003. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.


         The Portfolio Managers are:


         - John R. Reinsberg (since July, 2001). Mr. Reinsberg is a Managing Director of Lazard Freres. He joined Lazard in 1991. Before joining Lazard he was an executive vice president with General Electric Investment Corporation. Mr. Reinsberg has 21 years of investment experience, a BA from the University of Pennsylvania and an MBA from Columbia University.

         - Michael Bennett (since May, 2002). Mr. Bennett is a Managing Director of Lazard Freres. He joined Lazard in 1992. Before joining Lazard he was an international equity analyst with General Electric Investment Corporation. Mr. Bennett is a Certified Public Accountant, has an MBA from the University of Chicago's Graduate School of Business and a BS from New York University.



         - Gabrielle Boyle (since May, 2003). Ms. Bennett is a Managing Director of Lazard Freres and a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. He joined Lazard in 1993. Before joining Lazard, she was employed by Royal Insurance Asset Management. Ms. Boyle earned a BA (Honors) in Economics and History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin.



         - Michael Powers (since July, 2001). Mr. Powers is a Director of Lazard Freres and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Before joining Lazard he was vice president of Chemco Technologies. He received an MBA from Long Isalnd University and a BA from Brown University.




HIGH GRADE BOND TRUST



SUBADVISER: Allegiance Capital, Inc. ("Allegiance")


INVESTMENT OBJECTIVE:      To maximized total return, consistent with the
                           preservation of capital and prudent investment management.


INVESTMENT STRATEGIES:     Allegiance seeks to attain the portfolio's investment
                           objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in investment grade, fixed income securities of varying maturities.


         The High Grade Bond Trust invests in investment grade, fixed income securities of varying maturities. Investment grade fixed income securities include, but are not limited to:


         - Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities such as GNMA, FNMA and FHLMC pass through certificates (U.S. Government Obligations"),


         - U.S. domestic corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or securities of comparable quality as determined by Allegiance),


         - Commercial mortgage-backed securities and asset-backed securities rated Aaa or higher by Moody's or AAA or higher by S&P (or securities of comparable quality as determined by Allegiance).


         In managing the portfolio, Allegiance expects to maintain an average duration of five to six years. (Duration is a mathematical calculation widely used by fixed income managers to measure the potential volatility of individual fixed income securities and/or a portfolio of fixed income securities, to changes in the level of interest rates.) Variations in this range will generally be based on Allegiance's perception of current trends for the U.S. economy and the level of U.S. interest rates.



         In managing the portfolio, Allegiance may allocate the portfolio assets to several of the various sectors of the fixed income market including those listed above. Adjustments among these sectors will be made based on the trends of spread movements in the yields of each sector to the yield of the U.S. Treasury securities. As the spread in yields of sectors widens to the level of yield for U.S. Treasuries, those sectors may be removed or reduced in size within the portfolio. For those sectors in which their spread in yields to the yield of U.S. Treasuries narrows, those sectors may be increased in size as a component in the portfolio.


         In managing the portfolio, Allegiance will determine the mix of maturities of securities purchased by the portfolio in order to attempt to maintain an average portfolio duration of five to six years. Maturities of securities for a particular duration will vary depending on changes (or perceived changes) in the slope of the yield curve for U.S. securities. The slope of the yield curve will generally flatten (narrow as to the difference in yield of 2-year to 30-year Treasury issues) when the Federal Reserve is raising interest rate levels (or the perception of a need to raise interest rates exists). In such a case, the maturities of securities will be adjusted to a barbell of short and long maturity issues, with the average duration being in the five to six year range. The slope of the yield curve will generally steepen (widen as to the difference in the yield of 2-year to 30-year Treasury issues) when the Federal Reserve is easing interest rates (or the perception of the need to ease interest rates exists). In such a case, the maturities of securities will generally be focused intermediate issues in the three-year to ten-year range.


Principal Risks of Investing in this Portfolio


- The portfolio invests substantially all its assets in fixed income securities. The risks of investing in fixed income securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance(B)



         The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 7.11% (for the quarter ended 9/2002) and the lowest return was -- 1.40% (for the quarter ended 9/2003).



                                   (BAR CHART)



2002     11.0%
2003



                                                      One    Life of    Date First
                                                     Year   Portfolio    Available
High Grade Bond Trust-Series I                       1.20%    5.06%     07/16/2001
High Grade Bond Trust-Series II                      0.99%    2.51%     11/25/2002
High Grade Bond Trust-Series III                              2.20%     09/05/2003
Lehman Brothers Aggregate Bond Index(A)              4.11%    6.90%



(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.



(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.



SUBADVISER AND PORTFOLIO MANAGERS



         Allegiance manages the High Grade Bond Trust. Allegiance, located at 300 Pacific Coast Highway, Suite 305, Huntington Beach, California 92648 is a California corporation. Allegiance's sole business is to provide fixed income investment services to clients. Allegiance is privately owned by eighteen employees and two non-employee investors. As December 31, 2004 Allegiance had over $__ billion of fixed income assets under management for clients.



         The Portfolio Manager is:



         - William Mawhorter (since July, 2001). Mr. Mawhorter, Chief Investment Officer and Chairman of Allegiance, co- founded Allegiance in November of 1988. Mr. Mawhorter has 32 years of fixed income investment experience. Prior to founding Allegiance, Mr. Mawhorter was Chief Investment Officer of Govaars and Associates.

AMERICAN GROWTH TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST



Master-Feeder Structure



                  The American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust each operate as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds"). Each portfolio's master fund is listed below:



           TRUST FEEDER FUND                                    AMERICAN FUND MASTER FUND
American Growth Trust                                Growth Fund (Class 2 shares)
American International Trust                         International Fund (Class 2 shares)
American Growth-Income Trust                         Growth-Income Fund (Class 2 shares)
American Blue Chip Income and Growth Trust           Blue Chip Income and Growth Fund (Class 2 shares)



THE PROSPECTUS FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS PROSPECTUS.



Investment Objectives and Strategies



         Each portfolio has a stated investment objective which is the same as the objective of the master fund in which it invests. Each master fund pursues this objective through separate investment strategies or policies. There can be no assurance that the portfolio or the master fund will achieve its investment objective. The differences in objectives and policies among the master funds can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Additional information about the portfolios' and master funds' investment policies is set forth below under "Additional Information about the Portfolios' Investments - Additional Investment Policies." The investment objective of each portfolio is nonfundamental (i.e., the objective may be changed without the approval of shareholders).



         More complete descriptions of certain other instruments in which the portfolios may invest are set forth in the Statement of Additional Information.



                 AMERICAN GROWTH TRUST



ADVISER TO MASTER FUND: Capital Research and Management Company ("CRMC")



Investment Objective:      To seek to make the shareholders investment grow



Investment Strategies:     The American Growth Trust invests all of its assets
                           in the master fund, Class 2 shares of the Growth
                           Fund, a series of American Funds Insurance Series.
                           The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.



Temporary Defensive Investing



         The Growth Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio



         - The Growth Fund invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



         - The Growth Fund may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2003.



                  AMERICAN INTERNATIONAL TRUST



ADVISER TO MASTER FUND: Capital Research and Management Company ("CRMC")



Investment Objective:      To seek to make the shareholders investment grow



Investment Strategies:     The American International Trust invests all of its
                           assets in the master fund, Class 2 shares of the International Fund, a series of American Funds
                           Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.



Temporary Defensive Investing



         The International Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.



Principal Risks of Investing in this Portfolio



         - The International Fund invests primarily in foreign equity securities. The risks of investing in equity securities and foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2003.



                  AMERICAN BLUE CHIP INCOME AND GROWTH TRUST



ADVISER TO MASTER FUND: Capital Research and Management Company ("CRMC")



Investment Objective:      To seek to produce income exceeding the average yield
                           on U.S. stock generally (as represented by the average yield on the Standard & Poor's 500 Composite
                           Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.



Investment Strategies:     The American Blue Chip Income and Growth Trust
                           invests all of its assets in the master fund, Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The Blue
                           Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities.



Temporary Defensive Investing



         The Blue Chip Income and Growth Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.



Principal Risks of Investing in this Portfolio



         - The Blue Chip Income and Growth Fund invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



         - The Blue Chip Income and Growth Fund may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."



Performance



Performance is not provided since the portfolio commenced operations in May, 2003.



AMERICAN GROWTH-INCOME TRUST



ADVISER TO MASTER FUND: Capital Research and Management Company ("CRMC")



Investment Objective:      To seek to make the shareholders investment grow and
                           to provide the shareholder with income over time




Investment Strategies:     The American Growth-Income Trust invests all of its
                           assets in the master fund, Class 2 shares of the Growth - Income Fund, a series of American Funds
                           Insurance Series. The Growth - Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 composite Index.




Temporary Defensive Investing



         The Growth - Income Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.



Principal Risks of Investing in this Portfolio



         - The Growth - Income Fund invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."



         - The Growth - Income Fund may invest in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."



Performance

Performance is not provided since the portfolio commenced operations in May, 2003.



                          ADDITIONAL INFORMATION ABOUT
  AMERICAN GROWTH TRUST, AMERICAN INTERNATIONAL TRUST, AMERICAN GROWTH-INCOME
                                     TRUST,
  AMERICAN BLUE CHIP INCOME AND GROWTH TRUST AND EACH MASTER FUNDS' INVESTMENT



REPURCHASE AGREEMENTS



         Each of the portfolios may enter into repurchase agreements. Information regarding repurchase agreements is set forth under "Additional Information about the Portfolios' Investments - Repurchase Agreements."



ADDITIONAL INVESTMENT POLICIES



Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.



                              ADVISORY ARRANGEMENTS



                  The portfolios do not have an investment adviser.



                  Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund master fund and to other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolio and business affairs of each American Fund master fund.



                  The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2003 is as follows:



Growth Fund                                 ____%
International Fund                          ____%
Blue Chip Income and Growth Fund            ____%
Growth-Income Fund                          ____%




                  Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.



The primary portfolio counselors for the Growth Fund are listed below.



                                                                                           APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                                AN INVESTMENT PROFESSIONAL
                                                                                        ----------------------------------------
                                                        YEARS OF EXPERIENCE AS
PORTFOLIO COUNSELOR                                     PORTFOLIO COUNSELOR (AND        WITH CAPITAL RESEARCH
(FUND TITLE, IF              PRIMARY TITLE WITH         RESEARCH PROFESSIONAL, IF       AND MANAGEMENT
APPLICABLE)                  INVESTMENT ADVISER         APPLICABLE (APPROXIMATE)        COMPANY OR AFFILIATES        TOTAL YEARS
-------------------          -----------------------    ----------------------------    ---------------------        -----------
Donald D. O'Neal             Senior Vice President,     13 Years (plus 4 years prior                19                   19
(President and Trustee)      Capital Research and       experience as a research
                             Management Company         professional for the fund)

Gordon Crawford              Senior Vice President      10 Years (plus 5 years prior                33                   33
                             and Director, Capital      experience as a research
                             Research and Management    professional for the fund)
                             Company

James E. Drasdo              Senior Vice President,     17 Years                                    27                   32

                             Capital Research and
                             Management Company

J. Blair Frank               Vice President, Capital    3 Years (plus 3 years prior                  9                   10
                             Research Company           experience as a research
                                                        professional for the fund)



The primary portfolio counselors for the International Fund are listed below.



                                                                                           APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                               AN INVESTMENT PROFESSIONAL
                                                                                        ----------------------------------------
                                                        YEARS OF EXPERIENCE AS
PORTFOLIO COUNSELOR                                     PORTFOLIO COUNSELOR (AND        WITH CAPITAL RESEARCH
(FUND TITLE, IF              PRIMARY TITLE WITH         RESEARCH PROFESSIONAL, IF       AND MANAGEMENT
APPLICABLE)                  INVESTMENT ADVISER         APPLICABLE (APPROXIMATE)        COMPANY OR AFFILIATES        TOTAL YEARS
-------------------          -----------------------    ----------------------------    ---------------------        -----------
Robert W. Lovelace           President and Director,    10 Years                                    19                    19
(Vice President)             Capital Research Company

Alwyn Heong                  Senior Vice President,     8 Years                                     12                    16
                             Capital Research Company

Darcy B. Kopcho              Director, Capital          2 Year (plus 5 years prior                  18                    18
                             Research and Management    experience as a research
                             Company                    professional for the fund)

The primary portfolio counselors for the Blue Chip Income and Growth Fund are listed below.



                                                                                           APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                               AN INVESTMENT PROFESSIONAL
                                                                                        ----------------------------------------
                                                        YEARS OF EXPERIENCE AS
PORTFOLIO COUNSELOR                                     PORTFOLIO COUNSELOR (AND        WITH CAPITAL RESEARCH
  (FUND TITLE, IF            PRIMARY TITLE WITH         RESEARCH PROFESSIONAL, IF          AND MANAGEMENT
    APPLICABLE)              INVESTMENT ADVISER         APPLICABLE (APPROXIMATE)        COMPANY OR AFFILIATES        TOTAL YEARS
-------------------          -----------------------    ----------------------------    ---------------------        -----------
James K. Dunton, Chairman    Senior Vice President      3 Years (since the fund began               42                     42
of the Board and Principal   and Director, Capital      operations)
Executive Officer            Research and Management
                             Company

Alan N Berro,                Senior Vice President,     3 Years (since the fund began               13                     18
Vice President               Capital Research Company   operations)

C. Ross Sappenfield          Vice President and         3 Years (since the fund began               12                     12
                             Director, Capital          operations)
                             Research Company



The primary portfolio counselors for the Growth - Income Fund are listed below.



                                                                                           APPROXIMATE YEARS OF EXPERIENCE AS
                                                                                               AN INVESTMENT PROFESSIONAL
                                                                                        ----------------------------------------
                                                        YEARS OF EXPERIENCE AS
PORTFOLIO COUNSELOR                                     PORTFOLIO COUNSELOR (AND        WITH CAPITAL RESEARCH
  (FUND TITLE, IF            PRIMARY TITLE WITH         RESEARCH PROFESSIONAL, IF          AND MANAGEMENT
    APPLICABLE)              INVESTMENT ADVISER         APPLICABLE (APPROXIMATE)        COMPANY OR AFFILIATES        TOTAL YEARS
-------------------          -----------------------    ----------------------------    ---------------------        -----------
James K. Dunton, Chairman    Senior Vice President      20 Years (since the fund                    42                   42
of the Board and Principal   and Director, Capital      began operations
Executive Officer            Research and Management
                             Company

Alan N. Berro, Vice          Senior Vice President,     8 Years (plus 4 years prior                 13                   18
President                    Capital Research Company   experience as a research
                                                        professional for the fund)

Claudia P. Huntington,       Senior Vice President,     8 Years (plus 5 years prior                 29                   31
Vice President               Capital Research and       experience as a research
                             Management Company         professional for the fund)

Robert G. O'Donnell          Senior Vice President      14 Years (plus 1 year prior                 29                   32
                             and Director, Capital      experience as a research
                             Research and Management    professional for the fund)
                             Company

C. Ross Sappenfield          Vice President and         5 Years                                     12                   12
                             Director, Capital
                             Research Company



                               GENERAL INFORMATION



MASTER-FEEDER STRUCTURE



Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund's expenses. Each of the American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust each has the right to switch master funds or decide to manage its assets directly at any time the Trust Board of Trustees decides it is in the best interest of a portfolio to do so.

SMALL-MID CAP GROWTH TRUST


SUBADVISER: Navellier Management, Inc. ("NMI")


INVESTMENT OBJECTIVE:      To seek long-term growth of capital.


INVESTMENT STRATEGIES:     The portfolio invests principally in equity
                           securities of fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.


         The Small-Mid Cap Growth Trust will invest principally in (a) common stocks or (b) in securities convertible into common stocks or securities carrying rights or warrants to either purchase common stock or to participate in earnings. The portfolio will invest, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in securities of small to mid capitalization sized companies, currently defined as companies with $2 billion to $10 billion in market capitalization at the time of purchase by the portfolio.


         In selecting investments, NMI utilizes a dynamic and objective, "bottom-up" quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics. The investment process focuses on several variables including, but not limited to:


         -        earnings growth,


         -        reinvestment rate,


         -        profit margin expansion,


         -        return on equity and,


         -        "reward/risk ratios"


         Investments are made primarily in securities listed on national securities exchanges, but the Small-Mid Cap Growth Trust may purchase securities traded in the U.S. over-the-counter market. The Small-Mid Cap Growth Trust may invest in the following types of foreign securities:


         - U.S. dollar denominated obligations of foreign branches of U.S. banks,


         - securities represented by ADRs listed on a national securities exchange or traded in the U.S. over-the-counter market,


         - securities of a corporation organized in a jurisdiction other than the U.S. and listed on the New York Stock Exchange or NASDAQ, and


         -        securities denominated in U.S. dollars but issued by non U.S.
                  issuers under U.S. Federal securities regulations (for example, U.S. dollar denominated obligations issued or guaranteed as to principal or interest by the Government of Canada or any Canadian Crown agency).


Principal Risks of Investing in this Portfolio


- The portfolio invests primarily in equity securities with emphasis on medium-sized and smaller emerging growth companies. The risks of investing in equity securities and small and medium sized companies are set forth below under "Risks of Investing in Certain Types of Securities."

- NMI utilizes computer models in determining a company's potential to provide an above average rate of return. If the computer model is not correct, the securities of the company purchased by the portfolio may not increase in value and could even decrease in value.

- The companies selected by NMI are generally in a rapid growth phase and their stocks tend to fluctuate in value more often than other small-mid cap securities.

- The portfolio may invest up to 100% of its assets in U.S. dollar denominated foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio only invests in U.S. dollar denominated securities, it will not be subject to the risks of maintaining assets in a foreign country described in this section.


Performance



         The performance information below does not reflect fees and expenses of any variable insurance contract, which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 12.43% (for the quarter ended 6/2003) and the lowest return was -15.51% (for the quarter ended 9/2002).



[BAR CHART]



2002     -34.3%
2003      37.8%



                                               ONE       LIFE OF     DATE FIRST
                                              YEAR      PORTFOLIO     AVAILABLE
Small-Mid Cap Growth Trust-Series I          37.76%      -8.41%      07/16/2001
Russell 2500 Growth Index(A)                 46.31%       1.16%



(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.



SUBADVISER AND PORTFOLIO MANAGERS



         NMI manages the Small-Mid Cap Growth Trust. NMI is a Delaware corporation whose principal business at the present time is to provide investment management services to the Navellier Performance Funds and the Navellier Millennium Funds. NMI is a sub-chapter S corporation affiliated with Navellier & Associates, Inc., Navellier Hedge Management Inc., and Navellier Fund Management, Inc. and is controlled by its founder, President and CIO Louise
G. Navellier. The address of NMI is One East Liberty, Third Floor, Reno, NV 89501. As of December 31, 2003, NMI together with its affiliates has approximately $____ billion of assets under management.



         The Portfolio Managers are:



         - Louis G. Navellier (since July, 2001). Mr. Navellier is the founder, President and CIO of Navellier which was founded in 1987. Mr. Navellier oversees all aspects of investment research and strategy at Navellier. Mr. Navellier has provided investment strategies to individuals, pension funds and institutional portfolios since 1985. He obtained his B.S. in Finance and his M.B.A. from the California State University, Hayward.



         - Alan Alpers (since July, 2001). Mr. Alpers is Director of Research/Senior Portfolio Manager for Navellier and is responsible for coordinating much of the quantitative analysis and portfolio allocation procedures for portfolio management. Prior to joining Navellier in 1989, he was employed by E.F. Hutton's Consulting Services Department where he evaluated, monitored and performed due diligence on various money management firms. Mr. Alpers is a Chartered Financial Analyst. He obtained his B.S. in Economics from the University of California, Davis and his M.B.A. from California State University, Sacramento.


SELECT GROWTH TRUST

SUBADVISER: Roxbury Capital Management, LLC ("Roxbury")

INVESTMENT OBJECTIVE:      To seek long-term growth of capital.

INVESTMENT STRATEGIES:     The portfolio invests primarily in large cap equity
                           securities. Roxbury defines large cap equity securities as securities of companies with at least
                           $2 billion in market cap. The portfolio may also invest up to 20% of its assets in mid cap securities and in securities of any market cap where Roxbury believes there are prospects significant appreciation in the price of the security (for example, in corporate restructurings).

         The Select Growth Trust invests primarily in large cap equity securities. Roxbury defines large cap equity securities as securities of companies with at least $2 billion in market cap. The portfolio may also invest up to 20% of its assets in mid cap securities and in securities of any market cap where Roxbury believes there are prospects significant appreciation in the price of the security (for example, in corporate restructurings).

         Roxbury's investment approach combines growth stock investing with a proprietary valuation discipline with the goal of creating portfolios of high quality companies with the potential for high return and prudent control of risk.

Roxbury's investment philosophy is built upon three fundamental principles.


         -        QUALITY COMPANIES


         History has shown that only a few companies dominate their industries year after year and consistently build wealth for shareholders. Unique business models or franchises allow these companies to generate cash flow significantly in excess of the capital required to run their businesses and often correspond with increased market share, expanding margins and visionary management. Companies that exhibit such characteristics offer earnings predictability, a margin of safety and solid performance in volatile markets. Roxbury will seek to choose securities of such companies for the Select Growth Trust.


         -        GROWTH CRITERIA


         Roxbury's investment approach is based on their belief that, over time, stock prices follow earnings growth. Therefore, Roxbury seeks companies that can generate sustainable earnings and cash flow growth significantly higher than market averages.


         -        VALUATION DISCIPLINE


         Roxbury's investment approach is also based on their belief that valuation multiples, such as price/earnings ratios, are lagging indicators of wealth creation, and thus have only limited application to their investment selection process. Roxbury focuses on Return on Invested Capital (ROIC), which measures a company's ability to generate excess free cash flow. ROIC enables Roxbury to compare the fundamental strength of a business relative to its current stock price to find attractively prices securities.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

         The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 12.08% (for the quarter ended 12/2001) and the lowest return was -19.34% (for the quarter ended 6/2002).

[BAR CHART]



2002     -30.6%
2003      25.9%



                                       ONE       LIFE OF     DATE FIRST
                                      YEAR      PORTFOLIO     AVAILABLE
Select Growth Trust-Series I          25.87%     -7.30%      07/16/2001
Russell 1000 Growth Index(A)          29.75%     -4.69%


(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

SUBADVISER AND PORTFOLIO MANAGERS


         Roxbury Capital Management, LLC manages the Select Growth Trust. Anthony H. Browne founded Roxbury Capital Management, LLC's predecessor, Roxbury Capital Management in 1986. On July 31, 1998, Roxbury Capital Management entered into a strategic partnership with affiliates of Wilmington Trust Company. A Wilmington affiliate owns 100% preferred interests, and Roxbury Capital Management and Anthony H. Browne own approximately 60% common interests in Roxbury Capital Management, LLC ("Roxbury"). The firm continues to be managed by Roxbury principals and employees and significant incentives are in place to insure continuity of management and the firm's proven investment philosophy. Roxbury is located at 100 Wilshire Blvd, Suite 600, Santa Monica, California 90401. As of December 31, 2003, Roxbury's assets under management were approximately $____billion.


         The Portfolio Managers are:

         - Anthony H. Browne (since July, 2001). Mr. Browne is a co-founder and Co-Chief Investment Officer of Roxbury Capital Management and is currently a Senior Managing Director and Co-Chief Investment Officer, Portfolio Management. He oversees all aspects of Roxbury's investment and portfolio management process. Tony has 30 years of experience in the investment management field. Prior to founding Roxbury in 1986, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He began his career with Tweedy Browne & Co. Mr. Browne obtained his M.B.A. from Harvard Graduate School of Business and his B.A. from Harvard College.

         - David C. Kahn (since July, 2001). Mr. Kahn is a Managing Director, Portfolio Management/Client Service for Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both CIBC Oppenheimer and Salomon Smith Barney. Mr. Kahn's experience also includes seven years with a New York-based proxy solicitor and merger strategist, where he developed and ran a division providing defense strategy and investor relations, consulting Fortune 1000 companies. Mr. Kahn obtained his M.B.A. from New York University and his B.A. from Bucknell University.


GLOBAL EQUITY SELECT TRUST

SUBADVISER: Lazard Asset Management LLC ("Lazard")

INVESTMENT OBJECTIVE:      To seek long-term capital appreciation.

INVESTMENT STRATEGIES:     Lazard seeks to obtain this investment objective by
                           investing, under normal market conditions, at least
                           80% of the portfolios net assets (plus any borrowings for investment purposes) in equity securities. The portfolio will invest primarily in American and Global Depository Receipts and common stocks, of relatively large U.S. and non-U.S. companies with market capitalizations in the range of the Morgan
                           Stanley Capital International (MSCI) WorldI Index that Lazard believes are undervalued based on their earnings, cash flow or asset values.

         The Global Equity Select Trust invests primarily in equity securities, including American and Global Depository Receipts and common stocks, of relatively large U.S. and non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) WorldIIndex that Lazard believes are undervalued based on their earnings, cash flow or asset values.

         The portfolio generally invests at least 80% of its total assets in equity securities, including American and Global Depository Receipts, of companies located in at least four different countries, including the United States. The allocation of the portfolio's assets among geographic regions may shift from time to time based on the Lazard's judgment and its analysis of market conditions. The portfolio manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of Lazard's expectations.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio will invest in foreign securities (including emerging market securities). The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The portfolio may invest in equity securities of small and medium-sized companies. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

         The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.


         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 13.71% (for the quarter ended 12/2003) and the lowest return was -17.19% (for the quarter ended 9/2002).



[BAR CHART]



2002     -13.6%
2003      21.8%



                                            ONE      LIFE OF       DATE FIRST
                                           YEAR     PORTFOLIO       AVAILABLE
Global Equity Select Trust-Series I        21.79%     1.00%        07/16/2001
MSCI World Index(A)                        33.76%     0.64%



(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


SUBADVISER AND PORTFOLIO MANAGERS


         Lazard manages the Global Equity Select Trust. Lazard, a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Chicago Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $____ billion as of December 31, 2003. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.


         The Portfolio Managers are:

         - John R. Reinsberg (since July, 2001). Mr. Reinsberg is a Managing Director of Lazard Freres. He joined Lazard in 1991. Before joining Lazard he was an executive vice president with General Electric Investment Corporation. Mr. Reinsberg has 21 years of investment experience, a BA from the University of Pennsylvania and an MBA from Columbia University.

         - Gabrielle Boyle (since May, 2003). Ms. Bennett is a Managing Director of Lazard Freres and a Portfolio Manager on Lazard's International Equity team and a member of the London-based European Equity team. He joined Lazard in 1993. Before joining Lazard, she was employed by Royal Insurance Asset Management. Ms. Boyle earned a BA (Honors) in Economics and History in 1989 and a M.A. in Economics in 1990, both from University College, Dublin.



         - Michael Powers (since July, 2001). Mr. Powers is a Director of Lazard Freres and a member of the International Equity, International Equity Select, and European Equity Select teams. He joined Lazard in 1990. Before joining Lazard he was vice president of Chemco Technologies. He received an MBA from Long Isalnd University and a BA from Brown University.



         - Andrew Lacey (since July, 2001). Mr. Lacey is a Managing Director of Lazard Freres and a portfolio manager focusing on U.S. equity products, who is also a member of the Global Equity Select, Global ex-Australia and Global Trend Funds teams. Prior to becoming a full-time member of Lazard's equity team in 1996, Mr. Lacey worked part-time at Lazard from 1995-1996 while attaining his MBA from Columbia University. Mr. Lacey also has a BA from Wesleyan University.


CORE VALUE TRUST

SUBADVISER: Rorer Asset Management, LLC ("Rorer")

INVESTMENT OBJECTIVE:      To seek long-term capital appreciation.

INVESTMENT STRATEGIES:     The portfolio invests, under normal market
                           conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $5 billion at the time of purchase.
                           Rorer seeks to select securities for the portfolio that it believes to be undervalued relative to the stock market in general.


         Rorer seeks to achieve the portfolio's objective by investing the portfolio's assets, under normal market conditions, primarily in equity securities of companies with market capitalization greater than $5 billion at the time of purchase. Rorer seeks to select securities for the portfolio which it believes to be undervalued relative to the stock market in general.



         The Rorer approach to stock selection starts with a quality universe of those stocks that are included in the S&P 500 Index and the Russell 1000 Index that are U.S. domiciled, have five years of trading history and a market capitalization in excess of $5 billion. These companies are subjected to a rigorous quantitative screening process designed to filter out a list of potential purchase candidates based on two factors: attractive valuation and earnings momentum. The valuation methodology identifies the equities of those companies trading below historic valuation norms relative to the market as defined by the S&P 500. The earnings momentum measure identifies those companies, which are experiencing upward estimate revisions from the analytical community and, thereby, have the best potential to provide positive earnings.


         Buy: After the screening process is complete, fundamental and economic analysis is performed on those 75-100 companies, which meet the valuation, earnings momentum and portfolio guidelines. This fundamental analysis is extensive in scope and rigorous in its discipline. The analysis of each company's fundamentals, including interest rate and business cycle analysis and trading liquidity, is always considered as a whole before the time of purchase.


         Sell: The Rorer sell process is highly disciplined. It was designed to eliminate the emotion often associated with the decision of whether or not to sell a particular stock. In its implementation, it seeks to realize substantial profits after they have been earned or, conversely, to conserve capital when circumstances so dictate. Specifically, an upside price objective is established at the time of purchase. This price target is set at a level that the stock is reasonably expected to achieve within an 18-24 month time frame. Alternatively, a stock will be sold if its fundamentals fail to meet expectations or if its position size exceeds certain portfolio guidelines (See Portfolio Guidelines). Finally, a relative stop-loss provision, calculated from the firm's average price, forces the sale of any security, which as a full position deteriorates 15% from the firm's average cost relative to the S&P 500 Index. Together, these disciplines form a solid investment process with the objective of recognizing and controlling risk.

Portfolio Design:

         The foregoing research process results in the purchase of a portfolio of approximately 30-40 companies, with a 3% position, at cost, representing a "full position" for each company in the portfolio. In addition, exposure in any single industry is limited to 20% of the total value of the portfolio and sectors are limited to 2.5x S&P 500 weighting (except sectors representing less than 5% of the S&P 500 where positions are limited to three issues). Lastly, as a risk reducing measure, a company's position is pared back once its valuation, due to market appreciation, reaches 5-6% of the total value of the portfolio.

Temporary Defensive Investing

         To meet redemption requests or pending investment of its assets or during unusual market conditions, the Core Value Trust may place all or a portion of its assets in cash or cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited. The Core Value Trust seeks to maintain no more than 10% of its assets in cash or cash equivalents during normal market conditions and it anticipates that no more than 5% of its assets will be invested in cash or cash equivalents under normal market conditions.

Principal Risks of Investing in this Portfolio

- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

- The price of the securities purchased by the portfolio will increase if other investors in the stock market subsequently believe that the securities are undervalued and are willing to pay a higher price for them. If other investors in the stock market continue indefinitely to undervalue these securities, or if in fact these securities are not undervalued, the value of the portfolio may decline.

Performance


         The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.



         The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 14.56% (for the quarter ended 6/2003) and the lowest return was -- 17.14% (for the quarter ended 9/2002).



[BAR CHART]



2002     -20.8%
2003      23.9%



                                      ONE      LIFE OF   DATE FIRST
                                     YEAR     PORTFOLIO   AVAILABLE
Core Value Trust-Series I            23.89%     -2.75%   07/16/2001
Russell 1000 Value Index(A)          30.03%      2.14%



(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.


SUBADVISER AND PORTFOLIO MANAGERS


         Rorer manages the Core Value Trust. Rorer, located at One Liberty Place, Philadelphia, Pennsylvania 19103, is a 26-year old firm which as of December 31, 2003 managed approximately $9.4 billion in assets primarily through a Large Cap Value discipline. Rorer focuses on high quality, but currently "out of favor" securities with strong fundamentals, which are positioned for growth. The most significant factor that distinguishes Rorer from its peers is its strong sell discipline. Rorer is 65% owned by Affiliated Managers Group.


         The Portfolio Managers are:

         - Edward C. Rorer (since July, 2001). Mr. Rorer founded Rorer in 1978 and is the firm's Chairman & Chief Investment Officer and a member of the Investment Policy Committee. He received his M.B.A. from the University of Pennsylvania and his B.A. from Trinity College.



         -        Clifford B. Storms, Jr. CFA, EVP (since July, 2001). Mr.
                  Storms joined Rorer in 1990 and is the firm's Executive Vice President, Director of Research, and a member of the Investment Policy Committee. He received his M.B.A. from the University of North Carolina at Chapel Hill and his B.A. from Dickinson College.



         - Suzanne M. Hannigan, CFA (since July, 2001). Ms. Hannigan joined Rorer in 1996 and is a Senior Equity Analyst and member of the Investment Policy Committee. She received her B.A. from Holy Family College.



         - Robert D. Leininger, CFA (since July, 2001). Mr. Leininger joined Rorer in 1997 and is a Senior Equity Analyst and member of the Investment Policy Committee. He received his M.B.A. from The University of Pennsylvania and his B.A. from Amherst College.



                          ADDITIONAL INFORMATION ABOUT
                           THE PORTFOLIOS' INVESTMENTS


RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

         The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED PORTFOLIOS

         Definition of Non-Diversified. Any portfolio that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

         Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES


         Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FIXED INCOME SECURITIES

         Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

         Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

         Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

         Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED INCOME SECURITIES

         Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

         - Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

         - Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

         - Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

         - Dependence on Subadviser's Own Credit Analysis. While a subadviser to a portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities

         Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income
Securities

         Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

         - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

         - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

         - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

         - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

         - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

         - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

         The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

         - Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

         - Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

         -        Removal of Proceeds of Investments from a Foreign Country.
                  Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

         - Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

         - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

         - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

INVESTMENT COMPANY SECURITIES

         Certain of the portfolios may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.


EXCHANGE TRADED FUNDS (ETFS)

         These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

STRIPPED SECURITIES

         Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

         Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the portfolio and not the purchase of shares of the portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

         When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

         When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

         Collateralized Mortgage Obligations. The portfolio may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

         Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

SECURITIES LINKED TO THE REAL ESTATE MARKET

    Investing in securities of companies in the real estate industry subjects a portfolio to the risks associated with the direct ownership of real estate. These risks include:

-  Declines in the value of real estate;                        -  Change in zoning laws;
-  Risks related to general and local economic                  -  Losses due to costs resulting from the
conditions;                                                     clean-up of environmental problems;
-  Possible lack of availability of mortgage                    -  Liability to third parties for damages
funds;                                                          resulting from environmental problems;
-  Overbuilding;                                                -  Casualty or condemnation losses;
-  Extended vacancies of properties;                            -  Limitations on rents;
-  Increased competition;                                       -  Changes in neighborhood values and the
-  Increases in property taxes and operating                    appeal of properties to tenants; and
expenses;                                                       -  Changes in interest rates.

         Therefore, for a portfolio investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the portfolio's shares may change at different rates compared to the value of shares of a portfolio with investments in a mix of different industries.

         Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations.

In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

         In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies.

INDUSTRY OR SECTOR INVESTING

         When a portfolio's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated portfolios tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a portfolio which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

         Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any portfolio that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other portfolios that invest primarily in small company securities.

         Financial Services Industry. A portfolio investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

         Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

         Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

         Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

         Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

         Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

         Additional risks of investing in the types of securities mentioned above are contained in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES


         Subject to certain restrictions and except as noted below, each of the portfolios of the Trust may use the following investment strategies and purchase the following types of securities. Except in the case of repurchase agreements, the disclosure below does not apply to the American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust. The investment strategies of the underlying master funds for each of these portfolios are set for in the master fund prospectus (the "American Funds Insurance Series" prospectus) which accompanies this prospectus.


LENDING OF PORTFOLIO SECURITIES

         Each portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")


         In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.


U.S. GOVERNMENT SECURITIES


         Certain of the portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").


REPURCHASE AGREEMENTS

         Each of the portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon.

REVERSE REPURCHASE AGREEMENTS

         Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

FOREIGN REPURCHASE AGREEMENTS

         Certain Trust portfolios may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

MORTGAGE DOLLAR ROLLS

         Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

         At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

         A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

WARRANTS

         Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

         Each portfolio of the Trust is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

         Unless otherwise explicitly prohibited in the description of a portfolio, each of the portfolios may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

SHORT SALES

         Certain of the portfolios may make short sales of securities. This means a portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The portfolio generally borrows the security to deliver to the buyer in a short sale. The portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security. Certain of the portfolios may also make short sales "against the box." In a short sale against the box, at the time of sale, the portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

         Until a portfolio closes its short position or replaces a borrowed security, the portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

LOAN PARTICIPATIONS

         Certain of the portfolios may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

         These investment strategies and securities are described further in the Statement of Additional Information.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

         Individual portfolios may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

         - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

         -        financial futures contracts (including stock index futures),

         -        interest rate transactions*, and

         -        currency transactions**


Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus of each portfolio (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the portfolio.


         - A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

**A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.


         Hedging and Other Strategic Transactions may be used for the following purposes:


         - to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations,



         - to protect a portfolio's unrealized gains in the value of its securities,



         - to facilitate the sale of a portfolio's securities for investment purposes,



         - to manage the effective maturity or duration of a portfolio's securities or



         - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.



         - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.



The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. While a Subadviser will only use Hedging and Other Strategic Transactions in a portfolio primarily for hedging purposes or to gain exposure to a particular securities market., if the transaction is not successful it could result in a loss to the portfolio. These transactions may also increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.


                             MANAGEMENT OF THE TRUST


ADVISORY ARRANGEMENTS



         Manufacturers Securities Services, LLC (the "Adviser") is the adviser to the Trust. The Adviser is a Delaware limited liability company whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.


         The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates Subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the Subadvisers. In this connection, the Adviser (i) monitors the compliance of the Subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the Subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

         The Trust has received an order from the SEC permitting the Adviser to appoint a Subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change Subadvisers or the fees paid to Subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a Subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders. Currently, Manufacturers Adviser Corporation is an Affiliated Subadviser.

         As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fee, which is accrued daily and payable daily, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

         The following table presents a schedule of the management fees each portfolio currently is obligated to pay the Adviser as a percentage of average annual net assets. For information on the advisory fee for the underlying master fund for each of the American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this prospectus as well as the disclosure regarding these four portfolios set forth above under "Portfolio Descriptions."



                                                                      BETWEEN
                                                      BETWEEN      $200 MILLION       BETWEEN
                                        FIRST     $50 MILLION AND    AND $500      $500 MILLION   EXCESS OVER
            PORTFOLIO                $50 MILLION   $200 MILLION       MILLION     AND $1 BILLION  $1 BILLION
----------------------------------   -----------  ---------------  ------------   --------------  ----------
Pacific Rim Trust                      0.700%         0.700%           0.700%          0.600%        0.600%
(formerly, Pacific Rim Emerging
Markets Trusts).................
Science & Technology Trust......       0.950%         0.950%           0.950%          0.900%        0.900%
International Small Cap Trust...       0.950%         0.950%           0.850%          0.750%        0.750%
Health Sciences Trust...........       0.950%         0.950%           0.950%          0.900%        0.900%
Aggressive Growth Trust.........       0.850%         0.850%           0.850%          0.800%        0.800%
Emerging Small Company Trust....       0.900%         0.900%           0.900%          0.870%        0.850%
Small Company Blend.............       0.900%         0.900%           0.900%          0.900%        0.900%
Dynamic Growth Trust............       0.850%         0.850%           0.850%          0.800%        0.800%
Mid Cap Stock Trust.............       0.775%         0.775%           0.750%          0.725%        0.725%
All Cap Growth Trust............       0.800%         0.800%           0.800%          0.750%        0.750%
Overseas Trust..................       0.800%         0.800%           0.800%          0.800%        0.800%
International Stock Trust.......       0.850%         0.850%           0.850%          0.800%        0.800%
International Value Trust.......       0.850%         0.850%           0.750%          0.700%        0.700%
Strategic Opportunities Trust...       0.700%         0.700%           0.700%          0.700%        0.700%
Quantitative Mid Cap Trust......       0.650%         0.650%           0.550%          0.550%        0.550%
All Cap Core Trust (formerly,
  Growth Trust).................       0.700%         0.700%           0.700%          0.650%        0.650%
Quantitative Equity Trust.......       0.600%         0.600%           0.600%          0.550%        0.500%
Blue Chip Growth Trust..........       0.725%         0.725%           0.725%          0.725%        0.700%
Real Estate Securities Trust....       0.600%         0.600%           0.600%          0.600%        0.600%
Small Company Value Trust.......       0.900%         0.900%           0.900%          0.900%        0.900%
Mid Cap Value Trust.............       0.800%         0.800%           0.750%          0.725%        0.725%
Value Trust.....................       0.650%         0.650%           0.625%          0.550%        0.550%
Equity Index....................       0.250%         0.250%           0.250%          0.250%        0.250%
Global Allocation Trust (formerly,
  Tactical Allocation Trust)....       0.750%         0.750%           0.750%          0.700%        0.700%
Growth & Income Trust...........       0.600%         0.600%           0.600%          0.550%        0.500%
 Great Companies - America             0.750%         0.750%           0.750%          0.700%        0.700%
U.S. Large Cap Trust (formerly,
  U.S. Large Cap Value Trust)...       0.725%         0.725%           0.725%          0.725%        0.700%
Equity-Income Trust.............       0.725%         0.725%           0.725%          0.725%        0.700%
Income & Value Trust............       0.650%         0.650%           0.650%          0.650%        0.650%
Balanced Trust..................       0.600%         0.550%           0.500%          0.500%        0.500%
High Yield Trust................       0.625%         0.625%           0.625%          0.550%        0.550%
Strategic Bond Trust............       0.625%         0.625%           0.625%          0.550%        0.550%
Global Bond Trust...............       0.600%         0.600%           0.600%          0.600%        0.600%
Total Return Trust..............       0.600%         0.600%           0.600%          0.600%        0.600%
Investment Quality Bond Trust...       0.500%         0.500%           0.500%          0.450%        0.450%
Diversified Bond Trust..........       0.600%         0.600%           0.600%          0.600%        0.600%
U.S. Government Securities Trust       0.550%         0.550%           0.550%          0.450%        0.450%
Money Market Trust..............       0.350%         0.350%           0.350%          0.350%        0.350%
Small Cap Index Trust...........       0.375%         0.375%           0.375%          0.375%        0.375%
International Index Trust.......       0.400%         0.400%           0.400%          0.400%        0.400%
Mid Cap Index Trust.............       0.375%         0.375%           0.375%          0.375%        0.375%
Total Stock Market Trust........       0.375%         0.375%           0.375%          0.375%        0.375%
Index Trust.....................       0.375%         0.375%           0.375%          0.375%        0.375%
Small-Mid Cap Trust.............       0.950%         0.950%           0.950%          0.950%        0.950%



                                                                      BETWEEN
                                                     BETWEEN       $250 MILLION        BETWEEN
                                     FIRST       $50 MILLION AND     AND $500       $500 MILLION   EXCESS OVER
           PORTFOLIO              $50 MILLION     $250 MILLION        MILLION      AND $1 BILLION  $1 BILLION
-----------------------------    ------------    ---------------   ------------    --------------  ----------
International Equity Select        0.900%           0.900%            0.850%           0.800%        0.800%
Trust........................
Global Equity Select Trust...      0.900%           0.900%            0.850%           0.800%        0.800%
Financial Services Trust.....      0.800%           0.750%            0.750%           0.700%        0.700%
Fundamental Value Trust......      0.800%           0.750%            0.750%           0.700%        0.700%
All Cap Value Trust..........      0.750%           0.750%            0.700%           0.650%        0.650%

                                                                                       BETWEEN
                                                        BETWEEN          BETWEEN         $500     EXCESS
                                                     $100 MILLION     $200 MILLION     MILLION     OVER
                                         FIRST $100      AND            AND $500        AND $1      $1
         PORTFOLIO                         MILLION   $200 MILLION        MILLION       BILLION    BILLION
         ---------                         -------   ------------        -------       -------    -------
Select Growth Trust....................    0.800%        0.750%           0.750%        0.750%     0.750%
Core Value Trust.......................    0.800%        0.750%           0.750%        0.750%     0.750%
Small-Mid Cap Growth Trust.............    0.800%        0.750%           0.750%        0.750%     0.750%
Lifestyle Aggressive 1000 Trust I          0.075%        0.050%           0.050%        0.050%     0.050%
Lifestyle Aggressive 1000 Trust II
Lifestyle Aggressive 1000 Trust III
Lifestyle Growth 820 Trust I               0.075%        0.050%           0.050%        0.050%     0.050%
Lifestyle Growth 820 Trust II
Lifestyle Growth 820 Trust III........
Lifestyle Balanced 640 Trust I             0.075%        0.050%           0.050%        0.050%     0.050%
Lifestyle Balanced 640 Trust II
Lifestyle Balanced 640 Trust III......
Lifestyle Moderate 460 Trust I             0.075%        0.050%           0.050%        0.050%     0.050%
Lifestyle Moderate 460 Trust II
Lifestyle Moderate 460 Trust III......
Lifestyle Conservative 280 Trust I         0.075%        0.050%           0.050%        0.050%     0.050%
Lifestyle Conservative 280 Trust II
Lifestyle Conservative 280 Trust III



                                                                       BETWEEN
                                                   BETWEEN          $100 MILLION
                                    FIRST      $50 MILLION AND        AND $250       EXCESS OVER
         PORTFOLIO              $50 MILLION      $100 MILLION          MILLION      $250 MILLION
--------------------------     --------------  ---------------      ------------    ------------
High Grade Bond Trust.....        0.600%           0.550%             0.500%           0.450%


                                              FIRST $300    EXCESS OVER
        PORTFOLIO                              MILLION     $300 MILLION
        ---------                              -------     ------------
Capital Appreciation Trust...                   0.750%       0.700%


                             FIRST              EXCESS OVER
       PORTFOLIO           $1 BILLION           $1 BILLION
----------------------     ----------           ----------
Global Trust (formerly,     0.750%               0.700%
Global Equity Trust)..


                                  FIRST $750     EXCESS OVER
       PORTFOLIO                   MILLION      $750 MILLION
       ---------                   -------      ------------
Large Cap Growth Trust.....        0.750%       0.700%


                                                                      BETWEEN $600
                                                        BETWEEN          MILLION         BETWEEN
                                        FIRST      $300 MILLION AND     AND $900      $900 MILLION      EXCESS OVER
            PORTFOLIO               $300 MILLION     $600 MILLION        MILLION     AND $1.5 BILLION  $1.5 BILLION
--------------------------------    -------------  ----------------  -------------   ----------------  ------------
Strategic Growth Trust..........       0.750%         0.725%             0.700%         0.675%            0.600%
Strategic Value Trust
(formerly,                             0.750%         0.725%             0.700%         0.675%            0.600%
  Capital Opportunities Trust)..
Utilities Trust.................       0.750%         0.725%             0.700%         0.675%            0.600%


                                                                     BETWEEN
                                                      BETWEEN      $200 MILLION      BETWEEN
                                       FIRST      $50 MILLION AND    AND $500     $500 MILLION    EXCESS OVER
            PORTFOLIO               $50 MILLION    $200 MILLION       MILLION    AND $1 BILLION   $1 BILLION
-------------------------------    ------------   ---------------  ------------  --------------   -----------
Natural Resources Trust........      0.950%          0.900%           0.900%         0.900%         0.900%
Real Return Bond Trust.........      0.600%          0.600%           0.600%         0.600%         0.600%
Special Value Trust............      0.900%          0.900%           0.900%         0.850%         0.850%
Small Cap Opportunities Trust..      0.900%          0.900%           0.900%         0.850%         0.850%
Emerging Growth Trust..........      0.700%          0.700%           0.700%         0.700%         0.700%
Quantitative All Cap Trust.....      0.650%          0.600%           0.600%         0.600%         0.600%

                                                          BETWEEN       BETWEEN
                                          BETWEEN       $50 MILLION  $200 MILLION
                           FIRST      $10 MILLION AND    AND $200      AND $500       EXCESS OVER
      PORTFOLIO         $10 MILLION     $50 MILLION       MILLION       MILLION      $500 MILLION
      ---------         -----------     -----------       -------       -------      ------------
Mid Cap Core Trust...    0.850%          0.800%          0.775%        0.750%          0.725%

                                                                   BETWEEN
                                                  BETWEEN       $300 MILLION
                                 FIRST       $100 MILLION AND     AND $500      EXCESS OVER
         PORTFOLIO           $100 MILLION      $300 MILLION        MILLION     $500 MILLION
-------------------------    ------------    ----------------   ------------   ------------
Large Cap Value Trust.....      0.750%          0.750%            0.725%         0.700%

                                  FIRST        EXCESS OVER $125
          PORTFOLIO            $125 MILLION        MILLION
---------------------------    ------------        -------
Small Company Trust........      0.075%            0.075%
Classic Value Trust........      0.075%            0.075%
U.S. Global Leaders Growth       0.075%            0.075%
Trust......................
Core Equity Trust..........      0.075%            0.075%
Quantitative Value Trust...      0.075%            0.075%
Strategic Income Trust.....      0.075%            0.075%
Core Holdings Trust I            0.075%            0.075%
Core Holdings Trust II.....
Value Blend Trust I              0.075%            0.075%
Value Blend Trust II.......
Growth Blend Trust I             0.075%            0.075%
Growth Blend Trust II......
Global Trust I                   0.075%            0.075%
Global Trust II............
JH Model Trust I                 0.075%            0.075%
JH Model Trust II..........
UBS Model Trust I                0.075%            0.075%
UBS Model Trust II.........



         The following table presents the investment advisory fee paid by each portfolio of the Trust for the year ended December 31, 2003.



                                                                                     ADVISOR FEE AS
PORTFOLIO..................................................                           DOLLAR AMOUNT              2002
Science & Technology Trust                                                           $

Internet Technologies Trust
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust)
Health Sciences Trust
Emerging Growth Trust
Aggressive Growth Trust
Emerging Small Company Trust
Small Company Blend Trust
Dynamic Growth Trust
Mid Cap Stock Trust
Natural Resources Trust
All Cap Growth Trust
Strategic Opportunities Trust
Financial Services Trust
International Stock Trust
Overseas Trust
International Small Cap Trust
International Value Trust
Quantitative Mid Cap Trust
Mid Cap Core Trust
Global Trust (formerly, Global Equity Trust)
Strategic Growth Trust
Capital Appreciation Trust
Quantitative All Cap Trust
All Cap Core Trust
Large Cap Growth Trust
Quantitative Equity Trust
Blue Chip Growth Trust
U.S. Large Cap Trust
Strategic Value Trust

Large Cap Value Trust
Utilities Trust
Real Estate Securities Trust
Small Cap Opportunities Trust
Small Company Value Trust
Special Value Trust
Mid Cap Value Trust
Value Trust
All Cap Value Trust
Equity Index Trust
Fundamental Value Trust
Growth & Income Trust
Great Companies - America
Equity-Income Trust
Income & Value Trust
Balanced Trust
Global Allocation Trust
High Yield Trust
Strategic Bond Trust
Global Bond Trust
Diversified Bond Trust
Investment Quality Bond Trust
Total Return Trust
Real Return Bond Trust
U.S. Government Securities Trust
Money Market Trust
Small Cap Index Trust
International Index Trust
Mid Cap Index Trust
Total Stock Market Index Trust
500 Index Trust
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced 640 Trust
Lifestyle Moderate 460 Trust
Lifestyle Conservative 260 Trust
Small-Mid Cap Growth Trust
Small-Mid Cap Trust
International Equity Select Trust
Select Growth Trust
Global Equity Select Trust
Core Value Trust
High Grade Bond Trust



Advisory Fee Waivers



         Science & Technology, Health Sciences, Small Company Value, Blue Chip Growth and Equity-Income Trusts. The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, Blue Chip Growth Trust and Equity-Income Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:


COMBINED ASSET LEVELS                            FEE REDUCTION
---------------------                           -----------------
                                              (AS A PERCENTAGE OF
                                                THE ADVISORY FEE)
First $750 million........................            0.00%

Between $750 million and $1.5 billion.....             5.0%
Between $1.5 billion and $3.0 billion.....             7.5%
Over $3.0 billion.........................              10%

         The fee reductions are applied to the advisory fees of each of the five portfolios. This voluntary fee waiver may be terminated at any time by the Adviser.


         Global and International Value Trusts. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. These advisory fee waivers may be terminated at any time.



         Focused Allocation Trusts. The Adviser has voluntarily agreed to waive its advisory fee for each of the Focused Allocation Trusts (Core Holdings of America Trusts I and II, Value Blend Trusts I and II, Growth Blend Trusts I and II, Global Balanced Trusts I and II and CoreSolution Trusts I and II). This advisory fee waiver may be terminated at any time.


Expense Reimbursement.

         All Portfolios Except the Lifestyle Trusts. Advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds the annual rate specified below of the average annual net assets of the portfolio:

         -- 0.10% in the case of the Small-Mid Cap Growth Trust, Small-Mid Cap Trust, Select Growth Trust, Core Value Trust

         -- 0.15% in the case of the Equity Index Trust, International Equity Select Trust, Global Equity Select Trust

         -- 0.050% in the case of the International Index Trust and the 500 Index Trust,

         -- 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and the Total Stock Market Index Trust,


         -- 0.75% in the case of the International Small Cap, Global, Global Bond, International Value, Overseas, International Stock and Pacific Rim Trusts,


         --       0.50% in the case of all other portfolios except the Lifestyle
                  Trusts.


         Lifestyle Trusts. If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation, (f) Rule 12b-1 fees, (g) transfer agency fees, blue sky fees and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)


         These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense reimbursements may be terminated at any time.

SUBADVISORY ARRANGEMENTS

         Under the terms of each of the Subadvisory Agreements, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

         The Trust may issue three classes of shares, Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares) and Series III (also referred to as "Class R shares"). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.



         Series III Shares. Only certain "Qualified Plans" and certain permitted entities may invest in Series III shares. For this purpose, a "Qualified Plan" includes: (i) a plan described in Section 401(a) of the Code; (ii) an annuity plan described in 403(a) of the Code; (iii) an annuity contract described in
Section 403(b) of the Code, including a custodial account described in Section 403(b)(7) of the Code; (iv) an individual retirement account described in
Section 408(a) of the Code; (v) an individual retirement annuity described in
Section 408(b) of the Code; (vi) a governmental plan within the meaning of
Section 414(d) of the Code; (vii) an eligible deferred compensation plan described in Section 457(b) of the Code; (viii) a simplified employee pension described in Section 408(k) of the Code; (ix) a plan described in Section 501(c)(18) of the Code; and (x) any other trust, plan, account, contract, or annuity that the Internal Revenue Service has determined to be within the scope of Section 1.817-5(f)(3)(iii) of the Income Tax Regulations.


RULE 12b-1 PLANS OF EACH CLASS


         Series I shares of each portfolio are subject to a Rule 12b-1 fee of ..15% of Series I share average daily net assets except as follows:



                  - Equity Index Trust, the Lifestyle Trusts and the Focused Allocation Trusts are not subject to a Rule 12b-1 fee.



                  - American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust are subject to a Rule 12b-1 fee of .35%. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund.



         Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to .35% of Series II share average daily net assets except as follows:



                  - Equity Index Trust, the Lifestyle Trusts and the Focused Allocation Trusts are not subject to a Rule 12b-1 fee.



                  - American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust are subject to a Rule 12b-1 fee of .50%. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund.



         Series III shares of each portfolio are subject to a Rule 12b-1 fee of up to .50% of Series III share average daily net assets (.15% in the case of the Lifestyle Trusts) except as follows:



                  - Equity Index Trust, American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust do not offer Series III shares.



                  - The Lifestyle Trusts are subject to a Rule 12b-1 fee of .15%.


         Rule 12b-1 fees will be paid to the Trust's Distributor, Manufacturers Financial Securities LLC, or any successor thereto.

         To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

                  (i) for any expenses relating to the distribution of the shares of the class,

                  (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

                  (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

         Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

         Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                               GENERAL INFORMATION

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

         The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

         Because the Trust complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

         If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

         - would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

         - the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

         In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

FOREIGN INVESTMENTS

         Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

         For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

         The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each portfolio except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

         Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

         - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

         - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

         - the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

         The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

                  (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

                  (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

                  (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset values per share of all portfolios, except the Money Market Trust, are computed by:

                  (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

         (ii)subtracting all its liabilities, and

        (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

Securities held by each of the portfolios, except securities held by the Money Market and Lifestyle Trusts and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Trustees or their designee although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

         All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis. Underlying Portfolio shares held by the Lifestyle Trust are valued at their net asset value.

         Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. In such event, these securities will then be valued at their fair value as determined in good faith by the Trustees or their designee. Fair value pricing in these circumstances will help ensure that shareholders buying and selling shares on this date receive a price that accurately reflects the value of the securities as of the close of the New York Stock Exchange as opposed to a price that reflects values of securities which are no longer accurate. Fair value pricing in these circumstances will also help ensure that aggressive traders are not able to purchase shares of a portfolio at a deflated price that reflects stale security valuations and then immediately sell these shares at a gain.


DISRUPTIVE SHORT TERM TRADING



         None of the Trust portfolios are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). The Board of Trustees of the Trust as adopted the following policy regarding short-term investing in the Trust:



         Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. Since shares of the Trust are sold primarily to separate accounts of affiliated insurance companies, the Trust's participation agreement with such insurance companies requires the insurance companies to impose trading restrictions on its contract owners if requested by the Trust.



         Currently, Series III shares of the Trust are sold directly to qualified retirement plans. In the case of Series III shares, the Trust restricts Disruptive Short-Term Trading by _________________________________ _____________. This restriction is applied uniformly to all participants in qualified retirement plans determined to be engaged in Disruptive Short-Term Trading. However, the Trust reserves the right to take other actions to restrict such trading as noted below.



         The Trust is the underlying investment vehicle for many different variable annuity and variable life insurance products. As noted above, the Trust's participation agreement with the insurance companies offering these products requires the insurance companies to impose restrictions on its contract owners deemed to be engaged in Disruptive Short-Term Trading if requested by the Trust. In addition, each product may also impose restrictions on transfers in addition to those requested by the Trust. The restrictions imposed on contract owners may vary by product.



         Actions that the Trust or the insurance companies may take to restrict Disruptive Short-Term Trading include, but are not limited to:



         -     restricting the number of transfers made during a defined period,
         -     restricting the dollar amount of transfers,
         - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and
         -     restricting transfers into and out of certain Trust portfolios.


PURCHASERS OF SHARES OF THE TRUST

         Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans ("Qualified Plans"). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                              FINANCIAL HIGHLIGHTS


         The financial highlights table included with each portfolio description is intended to help investors understand the financial performance of the portfolio for the past five years (or since inception in the case of a portfolio in operation for less than five years. Certain information reflects financial results for a single share of a Trust portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Trust portfolio (assuming reinvestment of all dividends and distributions). The financial statements of the Trust as of December 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP is included, along with the Trust's financial statements, in the Trust's annual report which has been incorporated by reference into the Statement of Additional Information and is available upon request.


         The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                 Financial Highlights to be Added by Amendment

ADDITIONAL INFORMATION

     Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

     Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 73 Tremont Street, Boston, MA 02108 or calling the Trust at (800) 344-1029. Shareholder inquiries should also be directed to this address and phone number.

     Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-942-8090. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549-0102.

                    The Trust's Investment Company and 1933 Act File Numbers are
                                                            811-4146 and 2-94157
                                                                   MIT.PRO5/2003

                                     PART B

                       Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                         MANUFACTURERS INVESTMENT TRUST


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectuses dated May 1, 2004, which may be obtained from Manufacturers Investment Trust, 73 Tremont Street, Boston, Massachusetts, 02108. The Annual Report dated December 31, 2003 for Manufacturers Investment Trust is incorporated by reference into the Statement of Additional Information. The Annual Report is available upon request and without charge by calling (800) 344-1029.



       The date of this Statement of Additional Information is May 1, 2004

                                TABLE OF CONTENTS

INVESTMENT POLICIES
          Global Allocation Trust
          Money Market Instruments
          U.S. Government and Government Agency Obligations
          Canadian and Provincial Government and Crown Agency Obligations
          Certificates of Deposit and Bankers' Acceptances
          Commercial Paper
          Corporate Obligations
          Repurchase Agreements
          Foreign Repurchase Agreements
          Other Instruments
          Warrants
          Reverse Repurchase Agreements
          Mortgage Securities
          Asset-Backed Securities
          Zero Coupon Securities, Deferred Interest Bond and Pay-in-Kind Bonds
          Loans and Other Direct Debt Instruments
          High Yield (High Risk) Domestic Corporate Debt Securities
          Brady Bonds
          Sovereign Debt Obligations
          Indexed Securities
          Hybrid Instruments
          ADRs, EDRs and GDRs
          Variable and Floating Rate Obligations
          Exchange Traded Funds
          Additional Investment Policies
          Lending Securities
          When-Issued Securities ("Forward Commitments")
          Mortgage Dollar Rolls
          Illiquid Securities
          Short Sales
          Investment In Other Investment Companies
          Loan Participations and Assignments
RISK FACTORS
       High Yield (High Risk) Securities
       Foreign Securities
HEDGING AND OTHER STRATEGIC TRANSACTIONS
       General Characteristics of Options
       General Characteristics of Futures Contracts and Options on Futures
         Contracts
       Stock Index Futures
       Options on Securities Indices and Other Financial Indices
       Yield Curve Options
       Currency Transactions
       Combined Transactions
       Swaps, Caps, Floors and Collars
       Eurodollar Instruments
       Risk Factors
       Risks of Hedging and Other Strategic Transactions Outside the United
         States
       Use of Segregated and Other Special Accounts
       Other Limitations
INVESTMENT RESTRICTIONS
       Fundamental
       Nonfundamental
       Additional Investment Restrictions
PORTFOLIO TURNOVER

MANAGEMENT OF THE TRUST
       Duties and Compensation of Trustees
       Trustee Ownership of Trust Portfolios
INVESTMENT MANAGEMENT ARRANGEMENTS
       The Advisory Agreement
       The Subadvisory Agreements
       Information Applicable to Both the Advisory Agreement and the Subadvisory
        Agreements
DISTRIBUTOR;  RULE 12B-1 PLANS
PORTFOLIO BROKERAGE
PURCHASE AND REDEMPTION OF SHARES
DETERMINATION OF NET ASSET VALUE
PERFORMANCE DATA
SHAREHOLDERS OF THE TRUST
HISTORY OF THE TRUST
ORGANIZATION OF THE TRUST
ADDITIONAL INFORMATION CONCERNING TAXES
REPORTS TO SHAREHOLDERS
INDEPENDENT ACCOUNTANTS
CUSTODIAN
CODE OF ETHICS
APPENDIX I - Debt Security Ratings
APPENDIX II Standard & Poor's Corporation Disclaimers
APPENDIX III - Proxy Voting Policies
       Manufacturers Investment Trust (applicable to all Portfolios)
       Allegiance Capital, Inc.
              Applicable to High Grade Bond Trust
       A I M Capital Management, Inc.
              Applicable to All Cap Growth Trust, Aggressive Growth Trust, Mid Cap Core Trust
       American Century Investment Management, Inc.
              Applicable to Small Company Trust
       Capital Guardian Trust Company
              Applicable to Small Company Blend Trust, U.S. Large Cap Trust, Income & Value Trust, Diversified
       Bond
              Trust
       Davis Advisers
              Applicable to Financial Services Trust and Fundamental Value Trust
       Deutsche Asset Management, Inc.
              Applicable to Real Estate Securities Trust, International Stock Trust and Dynamic Growth Trust
       Fidelity Management & Research Company
              Applicable to Strategic Opportunities Trust, Large Cap Growth Trust, Overseas Trust
       Franklin Advisers, Inc.
              Applicable to Emerging Small Company Trust
       Great Companies, L.L.C.
              Applicable to Great Companies - America Trust
       John Hancock Advisers, LLC
              Applicable to Strategic Income Trust
       Jennison Associates LLC
              Applicable to Capital Appreciation Trust
       Kayne Anderson Rudnick Investment Management, LLC
              Applicable to Small-Mid Cap Trust
       Lazard Asset Management
              Applicable to Global Equity Select Trust and International Equity Select Trust
       Legg Mason Funds Management, Inc.
              Applicable to Core Equity Trust
       Lord, Abbett & Co.
              Applicable to Mid Cap Value Trust and All Cap Value Trust
       Mercury Advisors (Fund Asset Management, L.P.)
              Applicable to Large Cap Value Trust
       MFC Global Investment Management (U.S.A.) Limited

              Applicable to Pacific Rim Trust, Quantitative Equity Trust, Quantitative Mid Cap Trust, Quantitative
              All Cap Trust, Emerging Growth Trust, Money Market Trust, Balanced Trust, the Index Trusts, the
              Lifestyle Trusts and the Focused Allocation Trusts
       Massachusetts Financial Services Company
              Applicable to Strategic Growth Trust, Strategic Value Trust, Utilities Trust
       Munder Capital Management
              Applicable to Small Cap Opportunities Trust
       Navellier Management Inc.
              Applicable to Small-Mid Cap Growth Trust
       Pacific Investment Management Company
              Applicable to Global Bond Trust, Total Return Trust, Real Return Bond Trust
       Pzena Investment Management, LLC
              Applicable to Classic Value Trust
       Rorer Asset Management, LLC
              Applicable to Core Value Trust
       Roxbury Capital Management, LLC
              Applicable to Select Growth Trust
       Salomon Brothers Asset Management Inc (Citigroup Asset Management)
              Applicable to U.S. Government Securities Trust, Strategic Bond Trust, Special Value Trust and High
       Yield Trust
       Sustainable Growth Advisers, LP
              Applicable to U.S. Global Leaders Growth Trust
       T. Rowe Price Associates, Inc.
              Applicable to Science & Technology Trust, Small Company Value Trust, Health Sciences Trust, Blue
       Chip
                   Growth Trust, Equity-Income Trust
       Templeton Investment Counsel, Inc.
              International Value Trust, International Small Cap Trust
       Ubs Global Asset Management
              Global Allocation Trust
       Wellington Management Company, LLP
              Growth & Income Trust, Investment Quality Bond Trust, Mid Cap Stock Trust and Natural
              Resources Trust
       Van Kampen (Morgan Stanley Investment Management)
              Value Trust

                               INVESTMENT POLICIES

                             GLOBAL ALLOCATION TRUST

         The following supplements the disclosure regarding the Global Allocation Trust in the Prospectus of the Trust.

                  As set forth in the Prospectus, under normal market conditions, the Global Allocation Trust expects to allocate assets between fixed income securities and equity securities. The "Strategy Ranges" indicated below are the ranges within which the Global Allocation Trust generally expects to allocate its assets among the various asset classes. The Global Allocation Trust may exceed these Strategy Ranges and may modify them in the future.

ASSET CLASS STRATEGY RANGES                                    PERCENTAGE
U.S. Equities                                                  10% to 70%
Global (ex U.S. ) Equities                                      0% to 52%
Emerging Market Equities                                        0% to 13%
U.S. Fixed Income                                               0% to 51%
Global (ex U.S.) Fixed Income                                   0% to 39%
High Yield Fixed Income                                         0% to 13%
Emerging Market Debt                                            0% to 12%
Cash Equivalents                                                0% to 50%

         The following discussion supplements "Investment Objectives and Policies" set forth in the Prospectus of the Trust.

MONEY MARKET INSTRUMENTS

         The Money Market Trust invests in the types of money market instruments described below. Certain of the instruments listed below may also be purchased by the other portfolios in accordance with their investment policies. In addition, certain portfolios may purchase money market instruments (and other securities as noted under each portfolio description) for temporary defensive purposes, except that the U.S. Government Securities Trust may not invest in Canadian and Provincial Government and Crown Agency Obligations.

         1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

                  U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.


                  GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.


                  U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

         -    Student Loan Marketing Association,

         -    Federal Home Loan Banks,

         -    Federal Intermediate Credit Banks and

         -    the Federal National Mortgage Association.


                  U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.



     Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the

Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.



         No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.


         2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY OBLIGATIONS

                  Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

                  Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

         -    Export Development Corporation,

         -    Farm Credit Corporation,

         -    Federal Business Development Bank, and

         -    Canada Post Corporation.

         In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

                  Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

                  Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

         -    provincial railway corporation,

         -    provincial hydroelectric or power commission or authority,

         -    provincial municipal financing corporation or agency, and

         -    provincial telephone commission or authority.

Any Canadian obligation acquired by the Money Market Trust will be payable in U.S. dollars.

         3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

                  Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

                  Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

                  All portfolios of the Trust may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

         4. COMMERCIAL PAPER

         Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

                  Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

         A portfolio will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the portfolio. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a portfolio's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

         5. CORPORATE OBLIGATIONS

         Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

         6. REPURCHASE AGREEMENTS

         Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

         Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

         The Subadvisers, on behalf of the portfolios they advise, shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

         -    Federal Reserve System member bank,

         - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

         - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadvisers will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

         The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

         7.   FOREIGN REPURCHASE AGREEMENTS

         Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a portfolio may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the portfolio may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the portfolio is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

OTHER INSTRUMENTS

         The following discussion provides an explanation of some of the other instruments in which certain portfolios (as indicated) may invest.

1. WARRANTS

Subject to certain restrictions, each of the portfolios except the Money Market Trust and the Lifestyle Trusts may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

2. REVERSE REPURCHASE AGREEMENTS

Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share. Each portfolio will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

         3. MORTGAGE SECURITIES

                  Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a portfolio which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

         In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

                  Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

         - one-year, three-year and five-year constant maturity Treasury Bill rates,

         -    three-month or six-month Treasury Bill rates,

         -    11th District Federal Home Loan Bank Cost of Funds,

         -    National Median Cost of Funds, or

         - one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

         During periods of increasing rates, a portfolio will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a portfolio would likely decrease. During periods of declining interest rates, income to a portfolio derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

         Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

         -    mortgage bankers,

         -    commercial banks,

         -    investment banks,

         -    savings and loan associations, and

         -    special purpose subsidiaries of the foregoing.

         Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association
(GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

                  Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMO's also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

         CMOs purchased by the portfolios may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

                  STRIPS. In addition to the U.S. Government securities discussed above, certain portfolios may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

                  Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the portfolios invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets. See " Other Investment Policies. - Illiquid Securities".

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

         As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Trust believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, will contribute to a portfolio's relatively stable net asset value.

         In addition to the stripped mortgage securities described above, each of the Strategic Bond, High Yield Trust and Value Trust may invest in similar securities such as Super principal only and Levered interest only which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the portfolio.

         Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

                  Inverse Floaters. Each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the portfolio invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a portfolio's net assets. See "Other Investment Policies - Illiquid Securities".

         Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

         Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

         4. ASSET-BACKED SECURITIES

         The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

         Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the portfolio must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a portfolio's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A portfolio will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's (in the case of the Strategic Bond Trust BBB or better by S&P or Baa or better by Moody's) or that the Subadviser believes are of comparable quality.

         As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

                  Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

         -    liquidity protection, and

         -    default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Some examples of credit support include:

         - "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

         - creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

         - "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

         The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

         The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

         5. ZERO COUPON SECURITIES, DEFERRED INTEREST BONDS AND PAY-IN-KIND
BONDS

         Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The portfolios also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

         Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

                  Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

                  Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

         6. LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Each portfolio may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a portfolio supply additional cash to a borrower on demand.

         7. HIGH YIELD (HIGH RISK) DOMESTIC CORPORATE DEBT SECURITIES

         High yield U.S. corporate debt securities in which the portfolios may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The portfolios may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

         The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

         8. BRADY BONDS

         Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas
F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the portfolios may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

         - the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

         - bonds issued at a discount from face value (generally known as discount bonds),

         -    bonds bearing an interest rate which increases over time, and

         - bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the portfolios will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

         Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

         The portfolios may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

         Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the portfolios invest are likely to be acquired at a discount.

         9. SOVEREIGN DEBT OBLIGATIONS

         Each portfolio may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

         10. INDEXED SECURITIES

         Each portfolio may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

         Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

         11. HYBRID INSTRUMENTS

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

                  Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

         - prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or

         - an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

         Hybrid Instruments may take a variety of forms, including, but not limited to:

         - debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

         - preferred stock with dividend rates determined by reference to the value of a currency, or

         - convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

         One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

         The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the portfolio may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See "Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

                  Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the portfolio would have to consider and monitor.

                  Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

         The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of a portfolio.

         12. ADRs, EDRs and GDRs

Securities of foreign issuers may include American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs," "EDRs" and "GDRs," respectively ). Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

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Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

         13. VARIABLE AND FLOATING RATE OBLIGATIONS

Certain of the portfolios may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bill or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

         14. EXCHANGE TRADED FUNDS

Certain of the Trust portfolios may invest in exchange traded funds ("ETFs"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICES

         The following provides a more detailed explanation of some of the investment policies of the portfolios.

1. LENDING SECURITIES

Each portfolio may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such portfolio's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending portfolio collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

The Trust anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) the portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

2. WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the portfolio at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of a portfolio's total assets that may be committed to such transactions.

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

Under normal circumstances, a portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the portfolio may, if deemed advisable, sell the securities before the settlement date. In general, a portfolio does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The portfolio does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a portfolio's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the portfolio may purchase when-issued or forward delivery securities.

3. MORTGAGE DOLLAR ROLLS

Each portfolio of the Trust (except the Money Market Trust and the Lifestyle Trusts) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the portfolio forgoes principal and interest paid on the mortgage-backed securities. A portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A portfolio may also be compensated by receipt of a commitment fee. A portfolio may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the portfolio maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the mortgage dollar roll transaction as described above.

4. ILLIQUID SECURITIES

Each of the portfolios, except the Money Market Trust, may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). The Money Market Trust may not invest more than 10% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a portfolio may be forced to sell them at a discount from the last offer price.

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Trust's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the portfolios for which they are responsible. To the extent that Rule 144A securities held by a portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the portfolio could be adversely affected.

Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Money Market Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Money Market Trust through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Money Market Trust's Subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Money Market Trust intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Trust's Subadviser will monitor the liquidity of 4(2) commercial paper held by the Money Market Trust, subject to the Trustees' oversight.

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

         5. SHORT SALES

Certain of the portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open the portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

Certain of the portfolios may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the portfolio replaces a borrowed security, the portfolio will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaced the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.

         6.       INVESTMENT IN OTHER INVESTMENT COMPANIES

     Certain of the portfolios may invest in shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a portfolio can invest in securities of other investment companies is limited by federal securities laws.

         7.       LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain of the portfolios may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a portfolio generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a portfolio purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a portfolio could be held liable as a co-lender under emerging legal theories of lender liability. In

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

addition, if the loan is foreclosed, a portfolio could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The portfolios anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

                                  RISK FACTORS

HIGH YIELD (HIGH RISK) SECURITIES

The following discussion supplements the disclosure regarding the risks of investing in non-investment grade securities.

GENERAL. Certain of the portfolios may invest in high yield (high risk) securities. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

Interest Rate Risk. To the extent a portfolio invests primarily in fixed-income securities, the net asset value of the portfolio's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income portfolio generally rise. Conversely, when interest rates rise, the value of a fixed-income portfolio will decline.

Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

These factors may have an adverse effect on the ability of portfolios investing in high yield securities to dispose of particular portfolio investments. These factors also may limit the portfolios from obtaining accurate market quotations to value securities and calculate net asset value. If a portfolio investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the Trustees to value that portfolio's investments. Therefore the Trustees may have to use a greater degree of judgment in making such valuations.

Less liquid secondary markets may also affect a portfolio's ability to sell securities at their fair value. Each portfolio may invest up to 15% (10% in the case of the Money Market Trust) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a portfolio's assets invested in illiquid securities may increase.

NON-INVESTMENT GRADE CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

NON-INVESTMENT GRADE FOREIGN SOVEREIGN DEBT SECURITIES. Investing in non-investment grade foreign sovereign debt securities will expose portfolios to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

         -    the obligor's balance of payments, including export performance,

         -    the obligor's access to international credits and investments,

         -    fluctuations in interest rates, and

         -    the extent of the obligor's foreign reserves.

Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.


Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.


The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the portfolio holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

         - reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and

         -    obtaining new credit to finance interest payments.

Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Securities in the Lowest Rating Categories. Certain debt securities in which the portfolios may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's. These securities are rated Caa or lower by Moody's or CCC or lower by Standard & Poor's. These securities are considered to have the following characteristics:

         - extremely poor prospects of ever attaining any real investment standing,

         -    current identifiable vulnerability to default,

         - unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions,

         - are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and/or

         - are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a portfolio with a commensurate effect on the value of the portfolio's shares.

FOREIGN SECURITIES

The following discussion supplements the disclosure regarding the risks of investing in foreign securities in the Prospectus.

Different Accounting and Reporting Requirements. There may be less publicly available information about a foreign issuer than a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements. These requirements are generally less extensive than the requirements in the U.S.

Liquidity. Foreign stock markets (other than Japan) have substantially less volume than the U.S. exchanges. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.

Less Government Regulation. Foreign exchanges, broker-dealers and issuers frequently have less governmental regulation than comparable entities in the United States. In addition, brokerage costs for foreign issuers may be higher than those for U.S. issuers.

Political Instability; Nationalization. Investments in foreign companies may be subject to the possibility of :

         -    nationalization of the foreign company,

         -    withholding of dividends at the source,

         -    expropriation or confiscatory taxation,

         -    currency blockage,

         -    political or economic instability, and/or

         - diplomatic developments that could adversely affect the value of those investments.

Clearance and Settlement Procedures. Foreign markets, especially emerging markets, may have different clearance and settlement procedures. In certain emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned on these assets. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in value of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser.

Enforcement of Judgment in the Case of Default. In the event of a default on any foreign obligation, it may be difficult for the investing portfolios to obtain or to enforce a judgment against the foreign issuer.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

         The following discussion supplements "Hedging and Other Strategic Transactions" set forth in the Prospectus of the Trust.

         As described in the Prospectus, an individual portfolio may be authorized to use a variety of investment strategies. Strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the portfolios (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market. The description in the Prospectus of each portfolio indicates which, if any, of these types of transactions may be used by the portfolios.

         A detailed discussion of Hedging and Other Strategic Transactions follows. No portfolio that is authorized to use any of these investment strategies will be obligated to pursue any of the strategies and no portfolio makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

GENERAL CHARACTERISTICS OF OPTIONS

         Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the portfolio the right to sell the instrument at the option exercise price.

         If and to the extent authorized to do so, a portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A portfolio will not sell put options if, as a result, more than 50% of the portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

                  Risk of Selling Put Options. In selling put options, a portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

         Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A portfolio's purchase of a call option on an underlying instrument might be intended to protect the portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

                  Partial Hedge or Income to the Portfolio. If a portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the portfolio or will increase the portfolio's income. Similarly, the sale of put options can also provide portfolio gains.

                  Covering of Options. All call options sold by a portfolio must be "covered" (that is, the portfolio must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

                  Risk of Selling Call Options. Even though a portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

         Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

         OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

         -    insufficient trading interest in certain options,

         -    restrictions on transactions imposed by an exchange,

         - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

         -    interruption of the normal operations of the OCC or an exchange,

         - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

         - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

         OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

         Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a portfolio and the amount of the portfolio's obligation pursuant to an OTC option sold by the portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

         Types of Options That May Be Purchased. If and to the extent authorized to do so, a portfolio may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

         Each portfolio reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the portfolio's investment objective and the restrictions set forth herein.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         If and to the extent authorized to do so, a portfolio may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

         - as a hedge against anticipated interest rate, currency or market changes,

         -    for duration management,

         -    for risk management purposes,

         -    to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

         Use Will Be Consistent with Applicable Regulatory Requirements. A portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

         Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a portfolio. If a portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.




         Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

         Value of Futures Contracts Sold by a Portfolio. The value of all futures contracts sold by a portfolio (adjusted for the historical volatility relationship between such portfolio and the contracts) will not exceed the total market value of the portfolio's securities.

STOCK INDEX FUTURES

         Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:

         - In connection with a portfolio's investment in common stocks, a portfolio may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

         - A portfolio may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the portfolio's pending investment in such stocks when they do become available.

         - Through the use of Index Futures, a portfolio may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a portfolio to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a portfolio.

         - A portfolio may also invest in Index Futures in order to hedge its equity positions.

Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate portfolio management purposes including gaining exposure to a particular securities market. None of the portfolios will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

         If and to the extent authorized to do so, a portfolio may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

         Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

YIELD CURVE OPTIONS

         Certain of the portfolios may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

         Yield curve options may be used for the same purposes as other options on securities. Specifically, a portfolio may purchase or write such options for hedging purposes. For example, a portfolio may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The portfolio may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the portfolio will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a portfolio will be "covered." A call (or put) option is covered if the portfolio holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the portfolio's net liability under the two options. Therefore, a portfolio's liability for such a covered option is generally limited to the difference between the amount of the portfolio's liability under the option written by the portfolio less the value of the option held by the portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

CURRENCY TRANSACTIONS

         If and to the extent authorized to do so, a portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

         -  forward currency contracts,

         -  exchange-listed currency futures contracts and options thereon,

         -  exchange-listed and OTC options on currencies, and

         -  currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." A portfolio may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

         A portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another. A portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the portfolio that are denominated, exposed to or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

         Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a portfolio, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

         Position Hedging. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

         Cross Hedging. A portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the portfolio has or in which the portfolio expects to have exposure.

         Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a portfolio's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the portfolio's securities denominated in linked currencies.

         Risk of Currency Transactions. Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If a portfolio enters into a currency hedging transaction, the portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

COMBINED TRANSACTIONS

         To the extent authorized to do so, a portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a portfolio will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio's objective.

SWAPS, CAPS, FLOORS AND COLLARS

         Among the Hedging and Other Strategic Transactions into which a portfolio may be authorized to enter are (a) interest rate, currency and index swaps and (b) the purchase or sale of related caps, floors and collars and other derivatives. A portfolio will enter into these transactions primarily:

         - to preserve a return or spread on a particular investment or portion of its portfolio,

         -  to protect against currency fluctuations,

         - to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date, or

         -  as a duration management technique.

A portfolio will use these transactions primarily for hedging purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay.

         Swaps are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the portfolio than if the portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

         For purposes of applying each portfolio's investment policies and restrictions, swap agreements are generally valued by the portfolio at market value. In the case of a credit default swap sold by a portfolio (i.e., where the portfolio is selling credit default protection), however, the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolios for purposes of applying investment policies and restriction may differ from the manner in which those investment are valued by other types of investors.

         Interest Rate Swaps. Interest rate swaps involve the exchange by a portfolio with another party of respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

         Currency Swaps. A currency swap is an agreement to exchange cash flows on a stated amount based on changes in the values of the reference indices.

         Caps. The purchase of a cap entitles the purchaser to receive payments on a stated principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate.

         Floors. The purchase of a floor entitles the purchaser to receive payments on a stated principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount.


         Interest Rate Floors. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a stated principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount.


         Collar. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         1940 Act Considerations. A portfolio will usually enter into interest rate swaps on a net basis. A net basis means that the two payment streams are netted out in a cash settlement on the payment date(s) specified in the instrument, with the portfolio receiving (or paying, if applicable) only the net amount of the two payments. Obligations under swap agreements covered with sufficient segregated assets will not be construed to be "senior securities" for purposes of the portfolio's investment restriction concerning senior securities.

         Counterparties to these Transactions. A portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Subadviser. If a counterparty defaults, a portfolio may have contractual remedies pursuant to the agreements related to the transaction.

         Liquidity. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are generally less liquid than swaps.

         The liquidity of swap agreements will be determined by a Subadviser based on various factors, including:

         -  the frequency of trades and quotations,

         -  the number of dealers and prospective purchasers in the marketplace,

         -  dealer undertakings to make a market,

         - the nature of the security (including any demand or tender features), and

         - the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

         Each portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

         To the extent authorized to do so, a portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

RISK FACTORS

         Hedging and Other Strategic Transactions have special risks associated with them, including:

         -  possible default by the counterparty to the transaction,

         - markets for the securities used in these transactions could be illiquid,

         - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the portfolio.

         Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a portfolio's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

         Options and Futures Transactions

         Options transactions are subject to the following additional risks:

         - Option transactions could force the sale or purchase of portfolio securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a portfolio to hold a security it might otherwise sell (in the case of a call option).

         - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:

         - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the portfolio's position.

         - Futures markets could become illiquid. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses.

Although a portfolio's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

         Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

         - Currency hedging can result in losses to a portfolio if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

         - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the portfolio losses could be greater than if the proxy hedging were not used.

         - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.


         Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.


RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

         When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

         - foreign governmental actions affecting foreign securities, currencies or other instruments,

         - less stringent regulation of these transactions in many countries as compared to the United States,

         - the lack of have clearing mechanisms and related guarantees in some countries for these transactions,

         - more limited availability of data on which to make trading decisions than in the United States,

         - delays in a portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

         - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

         -  lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

         Use of extensive Hedging and Other Strategic Transactions by a portfolio will require, among other things, that the portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

         In general, either the full amount of any obligation by a portfolio to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

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

         Call Options. A call option on securities written by a portfolio will require the portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a portfolio on an index will require the portfolio to own portfolio securities that correlate with the index or to segregate cash or liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis.

         Put Options. A put option on securities written by a portfolio will require the portfolio to segregate cash or liquid high grade debt obligations equal to the exercise price.

         OTC Options. OTC options entered into by a portfolio, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a portfolio will not be required to do so. As a result, when a portfolio sells these instruments it will segregate an amount of cash or liquid high grade debt obligations equal to its obligations under the options. OTC-issued and exchange-listed options sold by a portfolio other than those described above generally settle with physical delivery, and the portfolio will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         Currency Contracts. Except when a portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the portfolio to buy or sell a foreign currency will generally require the portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to a portfolio's obligations or to segregate cash or liquid high grade debt obligations equal to the amount of the portfolio's obligations.

         Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a portfolio must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

         Swaps. A portfolio will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or liquid high grade debt obligations having an aggregate value at least equal to this net amount.

         Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a portfolio's net obligation, if any.

         Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A portfolio could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the portfolio. In addition, if it holds a futures contracts or forward contract, a portfolio could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

         No portfolio will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor).

         For purposes of this limitation, to the extent the portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

                             INVESTMENT RESTRICTIONS
 (applicable to the portfolios covered this Statement of Additional Information)

         There are two classes of investment restrictions to which the Trust is subject in implementing the investment policies of the portfolios: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Trust without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

         When submitting an investment restriction change to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

         Restrictions (1) through restriction (8) are fundamental. Restrictions
(9) through (15) are nonfundamental.

FUNDAMENTAL

         The Trust may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:


(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations, except that this restriction shall not apply to Health Sciences Trust, Real Estate Securities Trust, Utilities Trust, the Natural Resources Trust, the Focused Allocation Trusts and the Lifestyle Trusts. (The Trust has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Trust.)


         The Natural Resources Trust will concentrate its assets in securities of issuers in natural resource-related companies worldwide.

         For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.


(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions. The Utilities Trust, Health Sciences Trust, Global Bond Trust, the Dynamic Growth Trust, Real Estate Securities, Natural Resources Trust, Real Return Bond Trust, Great Companies - America, the Focused Allocation Trusts and the Lifestyle Trusts are not subject to these restrictions.


(3) Borrow money, except that each portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Trust may be considered an underwriter under the 1933 Act in selling portfolio securities.

(5) Purchase or sell real estate, except that each portfolio may invest in securities issued by companies which invest in real estate or interests therein and each of the portfolios other than the Money Market Trust may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that each portfolio other than the Money Market Trust may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each portfolio other than the Money Market Trust and U.S. Government Securities Trust may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons, except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

NONFUNDAMENTAL

Unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities or other investments.

(10) Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin. Investment Restriction (10) is amended as follows for the Capital Appreciation and Strategic Value
         Trusts: the portfolio may not make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a portfolio is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

                  (a) a merger, consolidation or reorganization,

                  (b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust,* or

                  (c) the purchase of shares of the T. Rowe Price Reserve
                      Investment Fund, a T. Rowe Price Associates, Inc. money market fund. (However, a portfolio of the Trust may not invest more than 25% of its total assets in the T. Rowe Price Reserve Investment Fund).**

         For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act,
         (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. This restriction (13) shall not apply to the Lifestyle Trusts or the Focused Allocation Trusts.

*State Street Bank and Trust Company ("State Street"), the Trust's custodian, pursuant to an agreement with the Trust, provides a security lending service to the Trust. In connection with the service, collateral from securities lent may be invested in the Navigator Securities Lending Trust. The Navigator Securities Lending Trust is a registered investment company managed by State Street that is sold only to mutual fund lending clients of State Street. In connection with the creation of the Navigator Securities Lending Trust, State Street received from the SEC exemption from certain provisions of the 1940 Act in order to permit its mutual fund clients to invest in the Navigator Securities Lending Trust. State Street received exemption from Section 12(d)(1) of the 1940 Act and various provisions of Section 17 of the 1940 Act.

**The T. Rowe Price Reserve Investment Fund is a money market fund registered under the 1940 Act which is managed by T. Rowe Price Associates, Inc. and which is sold only to advisory clients of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. and their affiliates. T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. have received from the SEC exemptive relief from certain provisions of the 1940 Act in order to permit their mutual fund sub-advisory clients to invest in the T. Rowe Price Reserve Investment Fund.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the portfolio, except in an amount of not more than 10%* of the value of the portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

*33 1/3% in the case of the Small Company Value, Blue Chip Growth, Equity-Income, International Stock, Science & Technology Trusts, Small Company Blend, U.S. Large Cap Value, Total Return, International Value, Mid Cap Stock Trusts, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value, Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value, High Grade Bond, Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, Small Cap Opportunities Great Companies - America; 15% in the case of the International Small Cap, Growth and Balanced Trusts; 50% in the case of the Value Trust.

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Trust where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a portfolio's investment portfolio, resulting from market fluctuations or other changes in a portfolio's total assets will not require a portfolio to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the portfolio. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

ADDITIONAL INVESTMENT RESTRICTIONS


         Money Market Trust


         In addition to the above policies, the Money Market Trust is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Trust will, among other things, not purchase the securities of any issuer if it would cause:

         - more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,

         - more than 5% of its total assets to be invested in "second tier securities," as defined by Rule 2a-7, or

         - more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.

OVERSEAS, STRATEGIC OPPORTUNITIES, AND LARGE CAP GROWTH TRUSTS:

In addition to the above policies, the Overseas, Strategic Opportunities, and Large Cap Growth Trusts will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

LARGE CAP GROWTH TRUST

For purposes of normally investing at least 80% of the portfolio's assets in securities of companies with large market capitalizations, FMR intends to measure the capitalization range of the Russell 1000 Index and the Standard & Poor's 500 (SM) (S&P 500(R)) no less frequently than once a month.


Investment Restrictions That Only May be Changed Upon 60 Days Notice to Shareholders


In order to comply with Rule 35d-1 under the 1940 Act, the following policies are subject to change only upon 60 days' prior notice to shareholders. Any other policy, other than one designated as a fundamental policy, are not subject to this 60 day notice requirement.


FOCUSED ALLOCATION TRUSTS
Subadviser: MFC Global Investment Management (U.S.A.) Limited

Not subject to 80% rule.

STRATEGIC INCOME TRUST
Subadviser: John Hancock Advisers, LLC

Not subject to 80% rule.

U.S. GLOBAL LEADERS GROWTH TRUST
Subadviser: Sustainable Growth Advisers, L.P. ("SGA")

Not subject to 80% rule.

CLASSIC VALUE TRUST
Subadviser: Pzena Investment Management, LLC

Not subject to 80% rule.

QUANTITATIVE VALUE TRUST
Subadviser: MFC Global Investment Management (U.S.A.) Limited

Not subject to 80% rule.

SMALL COMPANY TRUST
Subadviser: American Century Investment Management, Inc. ("American Century")

American Century seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in stocks of small companies.

CORE EQUITY TRUST
Subadviser: Legg Mason Funds Management, Inc. ("Legg Mason")

Legg Mason seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities.


GREAT COMPANIES - AMERICA
SUBADVISER: Great Companies, L.L.C.

Not subject to 80% rule.

NATURAL RESOURCES TRUST
SUBADVISER: Wellington Management Company, LLP ("Wellington")

         Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in natural resource-related companies.

REAL RETURN BOND TRUST
SUBADVISER: Pacific Management Investment Company ("PIMCO")

The portfolio will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in bonds (either through cash market purchases, forward commitments, or derivative instruments) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.)

MID CAP CORE TRUST
SUBADVISER: A I M Capital Management, Inc. ("AIM")

The portfolio will normally invest at least 80% of its assets (plus any borrowings for investment purposes) in of mid-cap companies.

LARGE CAP VALUE TRUST
SUBADVISER: Mercury Advisers

The portfolios invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in large cap companies.

QUANTITATIVE ALL CAP TRUST
SUBADVISER: MFC Global Investment Management (U.S.A.) LLC ("MFC Global ")

Not subject to 80% rule.

EMERGING GROWTH TRUST
SUBADVISER: MFC Global Investment Management (U.S.A.) LLC ("MFC Global ")

Not subject to 80% rule.

SPECIAL VALUE TRUST
SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM ")

Not subject to 80% rule.

SMALL CAP OPPORTUNITIES TRUST
SUBADVISER: Munder Capital Management ("Munder")

The portfolios invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in small cap companies.


PACIFIC RIM TRUST
SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC")



The Pacific Rim Trust, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S.

companies located in the Pacific Rim region that have attractive long-term prospects for growth of capital.

SCIENCE & TECHNOLOGY TRUST
SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

The Science & Technology Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and use of science and technology.

INTERNATIONAL SMALL CAP TRUST
SUBADVISER: Templeton Investment Counsel, Inc. ("Templeton")

The International Small Cap Trust invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $1.5 billion or less ("small company securities")."

HEALTH SCIENCES TRUST
SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively terms "health sciences").

AGGRESSIVE GROWTH TRUST
SUBADVISER: A I M Capital Management, Inc. ("AIM")

Not subject to the 80% rule.

EMERGING SMALL COMPANY TRUST
SUBADVISER: Franklin Advisers, Inc. ("Franklin")

Under normal market conditions, the Emerging Small Company Trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index ("small cap stocks") at the time of purchase.

SMALL COMPANY BLEND TRUST
SUBADVISER: Capital Guardian Trust Company ("CGTC")

The Small Company Blend Trust invests at least 80% its net assets (plus any borrowings for investment purposes), under normal market conditions, in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.

DYNAMIC GROWTH TRUST
SUBADVISER: Deutsche Asset Management, Inc. ("DeAM")

Not subject to the 80% rule.

MID CAP STOCK TRUST
Subadviser: Wellington Management Company, LLP ("Wellington Management")

Wellington Management seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies with significant capital appreciation potential.

ALL CAP GROWTH TRUST
(formerly, the Mid Cap Growth Trust)
Subadviser: A I M Capital Management, Inc. ("AIM")

Not subject to the 80% rule.

FINANCIAL SERVICES TRUST

Subadviser: Davis Advisors ("Davis")

During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services.

OVERSEAS TRUST
Subadviser: Fidelity Management & Research Company ("FMR")

The portfolio normally invests at least 80% of the portfolio's assets in non-U.S. securities (primarily common stocks).

INTERNATIONAL STOCK TRUST
Subadviser: Deutsche Asset Management Investment Services Ltd. ("DeAMIS")

Under normal market conditions, the International Stock Trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks.

INTERNATIONAL VALUE TRUST
Subadviser: Templeton Investment Counsel, Inc. ("Templeton")

Not subject to 80% rule.

CAPITAL APPRECIATION TRUST
Subadviser: Jennison Associates LLC ("Jennison").

Not subject to 80% rule.

STRATEGIC OPPORTUNITIES TRUST
Subadviser: Fidelity Management & Research Company ("FMR")

Not subject to 80% rule.

QUANTITATIVE MID CAP TRUST
Subadviser: MFC Global Investment Management (U.S.A.) Limited ("MFC")

The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


GLOBAL  TRUST
Subadviser: Putnam Investment Management, L.L.C. ("Putnam")



Not subject to 80% rule.


STRATEGIC GROWTH TRUST
Subadviser: Massachusetts Financial Services Company ("MFS")

Not subject to 80% rule.

ALL CAP CORE TRUST (formerly, Growth Trust)
Subadviser: Deutsche Asset Management, Inc.. ("DeAM")

Not subject to 80% rule.

LARGE CAP GROWTH TRUST
Subadviser: Fidelity Management & Research Company ("FMR")

FMR normally invests at least 80% the portfolio's assets in securities (primarily common stocks) of companies with large market capitalizations.

ALL CAP VALUE TRUST
Subadviser: Lord Abbett & Co. ("Lord Abbett")

Not subject to 80% rule.

CAPITAL OPPORTUNITIES TRUST
Subadviser: Massachusetts Financial Services Company ("MFS")

Not subject to 80% rule.

QUANTITATIVE EQUITY TRUST
Subadviser: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

MFC seeks to attain this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks or in securities convertible into common stock or carrying rights or warrants to purchase common stocks or to participate in earnings.

BLUE CHIP GROWTH TRUST
Subadviser: T. Rowe Price Associates, Inc. ("T. Rowe Price")

The portfolio invests, under normal market conditions, at least 80% of its total assets in the common stocks of large and medium-size blue chip growth companies.

UTILITIES TRUST
Subadviser: Massachusetts Financial Services Company ("MFS")

The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies.

REAL ESTATE SECURITIES TRUST
Subadviser: Deutsche Asset Management, Inc. ("DeAM")

The portfolio invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in securities of real estate companies.

SMALL COMPANY VALUE TRUST
Subadviser: T. Rowe Price Associates, Inc. ("T. Rowe Price")

Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

MID CAP VALUE TRUST
Subadviser: Lord Abbett & Co. ("Lord Abbett")

Under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of approximately $500 million to $10 billion.

VALUE TRUST


Subadviser: Morgan Stanley Investment Management, Inc. doing business as "Van Kampen"


Not subject to 80% rule.

EQUITY INDEX TRUST
Subadviser: MFC Global Investment Management (U.S.A.) Limited ("MFC"),

Not subject to 80% rule.

GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust)
Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM")

         Not subject to 80% rule.

FUNDAMENTAL VALUE TRUST

Subadviser: Davis Advisors ("Davis")

Not subject to 80% rule.

GROWTH & INCOME TRUST
Subadviser: Wellington Management Company, LLP ("Wellington Management"),

Not subject to 80% rule.

U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust)
Subadviser: Capital Guardian Trust Company ("CGTC"),

The portfolio invests at least 80% of the portfolio's net assets (plus any borrowings for investment purposes), under normal market conditions, in equity and equity-related securities of companies with market capitalization greater than $500 million at the time of purchase.

EQUITY-INCOME TRUST
Subadviser: T. Rowe Price Associates, Inc. ("T. Rowe Price")

Not subject to 80% rule.

INCOME & VALUE TRUST
Subadviser: Capital Guardian Trust Company ("CGTC")

Not subject to 80% rule.

BALANCED TRUST
Subadviser: MFC Global Investment Management (U.S.A.) Limited ("MFC"),

Not subject to 80% rule.

HIGH YIELD TRUST
Subadviser: Salomon Brothers Asset Management Inc. ("SBAM")

The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt securities, including corporate bonds and other fixed income securities (such as preferred stocks and convertible securities) which have the following ratings (or, if unrated, are considered to be of equivalent quality):

                                      Corporate Bonds, Preferred Stocks and
  Rating Agency                              Convertible Securities
---------------------------------------------------------------------------
     Moody's                                      Ba through C
Standard & Poor's                                 BB through D

STRATEGIC BOND TRUST
Subadviser: Salomon Brothers Asset Management Inc. ("SaBAM")

SaBAM seeks to achieve this objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities .

GLOBAL BOND TRUST
Subadviser: Pacific Investment Management Company LLC ("PIMCO")

PIMCO seeks to achieve this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

TOTAL RETURN TRUST
Subadviser: Pacific Investment Management Company LLC ("PIMCO"),

Not subject to 80% rule.

INVESTMENT QUALITY BOND TRUST
Subadviser: Wellington Management Company, LLP ("Wellington Management")

Wellington Management seeks to achieve the portfolio's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in investment grade bonds.

DIVERSIFIED BOND TRUST
Subadviser: Capital Guardian Trust Company ("CGTC"),

CGTC seeks to achieve this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

U.S. GOVERNMENT SECURITIES TRUST
Subadviser: Salomon Brothers Asset Management Inc ("SaBAM")

SaBAM seeks to attain this objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities.

MONEY MARKET TRUST
Subadviser: MFC Global Investment Management (U.S.A.) Limited ("MFC")

Not subject to 80% rule.

THE INDEX TRUSTS
MFC Global Investment Management (U.S.A.) Limited ("MFC")

SMALL CAP INDEX  TRUST

The Small Cap Index Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC believes as a group will behave in a manner similar to the index.

INTERNATIONAL INDEX TRUST

The International Index Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the MSCI EAFE Index and (b) securities (which may or may not be included in the MSCI EAFE Index) that MFC believes as a group will behave in a manner similar to the index.

MID CAP INDEX TRUST

The Mid Cap Index Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index and (b) securities (which may or may not be included in the S&P 400 Index) that MFC believes as a group will behave in a manner similar to the index.

TOTAL STOCK MARKET INDEX TRUST

The Total Stock Markey Index Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Wilshire 5000 Index and (b) securities (which may or may not be included in the Wilshire 5000 Index) that MFC believes as a group will behave in a manner similar to the index.

500 INDEX TRUST

The 500 Index Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that MFC believes as a group will behave in a manner similar to the index.

LIFESTYLE TRUSTS
MFC Global Investment Management (U.S.A.) Limited ("MFC")

Not subject to 80% rule.

SMALL-MID CAP GROWTH TRUST

The portfolio will invest, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in securities of small to mid capitalization sized companies, currently defined as companies with $2 billion to $10 billion in market capitalization at the time of purchase by the portfolio.

SMALL-MID CAP TRUST

Kayne Anderson Rudnick pursues this investment objective by investing, under normal market conditions, at least 80% of the portfolio's assets (plus any borrowings for investment purposes) in small and mid cap companies. (Small and mid cap companies are companies whose market cap does not exceed the market cap of the largest company included in the Russell 2500 Index at the time of purchase by the portfolio.)

INTERNATIONAL EQUITY SELECT TRUST

Lazard seeks to obtain this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities.

SELECT GROWTH TRUST

Not subject to the 80% rule.

GLOBAL EQUITY SELECT TRUST

Lazard seeks to obtain this investment objective by investing, under normal market conditions, at least 80% of the portfolios net assets (plus any borrowings for investment purposes) in equity securities.

CORE VALUE TRUST

Not subject to the 80% rule.

HIGH GRADE BOND TRUST

Allegiance seeks to attain the portfolio's investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in investment grade, fixed income securities of varying maturities.

                               PORTFOLIO TURNOVER


         The annual rate of portfolio turnover will normally differ for each portfolio and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. No portfolio turnover rate can be calculated for the Money Market Trust due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the portfolios of the Trust for the years ended December 31, 2003, and 2002 were as follows:



                       PORTFOLIO                                           2003                     2002
--------------------------------------------------------------------------------------------------------
Science & Technology Trust                                                   %                       59%
Pacific Rim Trust (formerly, Pacific Rim Emerging Markets Trust)             %                       28%
Health Sciences Trust                                                        %                       55%
Emerging Growth Trust                                                        %                       NA
Aggressive Growth Trust                                                      %                      104%
Emerging Small Company Trust                                                 %                       35%
Small Company Blend Trust                                                    %                       48%

Dynamic Growth Trust                                                         %                       165%
Mid Cap Stock Trust                                                          %                       128%
Natural Resources Trust                                                      %                        NA
All Cap Growth Trust                                                         %                        80%
Strategic Opportunities Trust                                                %                       229%
Financial Services Trust                                                     %                        34%
International Stock Trust                                                    %                        78%
Overseas Trust                                                               %                        81%
International Small Cap Trust                                                %                       501%
International Value Trust                                                    %                        26%
Quantitative Mid Cap Trust                                                   %                       273%
Mid Cap Core Trust                                                           %                        NA
Global Trust (Formerly, Global Equity Trust)                                 %                        92%
Strategic Growth Trust                                                       %                        91%
Capital Appreciation Trust                                                   %                        67%
Quantitative All Cap Trust                                                   %                        NA
All Cap Core Trust                                                           %                       153%
Large Cap Growth Trust                                                       %                        92%
Quantitative Equity Trust                                                    %                       152%
Blue Chip Growth Trust                                                       %                        39%
U.S. Large Cap Trust                                                         %                        42%
Strategic Value Trust                                                        %                       109%
Large Cap Value Trust                                                        %                        NA
Utilities Trust                                                              %                        89%
Real Estate Securities Trust                                                 %                        74%
Small Cap Opportunities Trust                                                %                        NA
Small Company Value Trust                                                    %                        19%
Special Value Trust                                                          %                        NA
Mid Cap Value Trust                                                          %                        24%
Value Trust                                                                  %                        52%
All Cap Value Trust                                                          %                        31%
Equity Index Trust                                                           %                         4%
Fundamental Value Trust                                                      %                        19%

Growth & Income Trust                                                        %                        40%
Great Companies - America                                                    %                        NA
Equity-Income Trust                                                          %                        18%
Income & Value Trust                                                         %                        61%
Balanced Trust                                                               %                       153%
Global Allocation Trust                                                      %                        18%
High Yield Trust                                                             %                        53%
Strategic Bond Trust                                                         %                        86%
Global Bond Trust                                                            %                       439%
Diversified Bond Trust                                                       %                        83%
Investment Quality Bond Trust                                                %                        46%
Total Return Trust                                                           %                       381%
Real Return Bond Trust                                                       %                        NA
U.S. Government Securities Trust                                             %                        19%

             PORTFOLIO                                                     2003                      2002
---------------------------------------------------------------------------------------------------------
Money Market Trust                                                         N/A                       N/A
Small Cap Index Trust                                                        %                        57%
International Index Trust                                                    %                         7%
Mid Cap Index Trust                                                          %                        20%
Total Stock Market Index Trust                                               %                         4%
500 Index Trust                                                              %                         6%
Lifestyle Aggressive 1000 Trust                                              %                        90%
Lifestyle Growth 820 Trust                                                   %                       117%
Lifestyle Balanced 640 Trust                                                 %                       114%
Lifestyle Moderate 460 Trust                                                 %                       113%
Lifestyle Conservative 260 Trust                                             %                        69%
Small-Mid Cap Growth Trust                                                   %                       226%
Small-Mid Cap Trust                                                          %                         6%
International Equity Select Trust                                            %                         5%
Select Growth Trust                                                          %                        49%
Global Equity Select Trust                                                   %                        18%
Core Value Trust                                                             %                        51%
High Grade Bond Trust                                                        %                       290%





         Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a portfolio.

                             MANAGEMENT OF THE TRUST


The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee and officer oversees all Trust portfolios (currently, there are - portfolios).


                             DISINTERESTED TRUSTEES


                                     POSITION WITH                    PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                  THE TRUST                     DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
Don B. Allen                         Trustee            Former Senior Lecturer, William E. Simon Graduate
73 Tremont Street                                       School of Business Administration, University of
Boston, MA  02108                                       Rochester (Retired 2000).
Age: 75                              (since 1985)

Charles L. Bardelis                  Trustee            President and Executive Officer, Island Commuter
73 Tremont Street                                       Corp. (Marine Transport).
Boston, MA  02108
Age: 62                              (since 1988)

Samuel Hoar                          Trustee            Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                                       JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA  02108                                       Arbitrator, Regional Director of Professional
Age: 76                              (since 1989)       Services, J.A.M.S./Endispute, Inc., June 1994 to
                                                        August 1999.


F. David Rolwing                     Trustee            Former Chairman, President and CEO, Montgomery
73 Tremont Street                                       Mutual Insurance Company, 1991 to 1999. (Retired
Boston, MA  02108                                       1999).
Age: 69                              (since 1997*)


*Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST


                                     Position with                            Principal Occupation
  Name, Address and Age                the Trust                             During Past Five Years
------------------------------------------------------------------------------------------------------------------
John D. DesPrez III#                 Trustee                 Chairman and President, The Manufacturers Life
                                                             Insurance Company (U.S.A.), Executive Vice President,
73 Tremont Street                                            U.S. Operations, Manulife Financial
Boston, MA  02108                    (since 2000)
Age: 47


John D. Richardson#*                 Chairman of             Retired; Former Senior Executive Vice President,
                                     the Board               Office of the President, Manulife Financial,
200 Bloor Street East                of Trustees             February 2000 to March 2002 (Retired, March, 2002);
Toronto, Ontario, Canada
M4W 1E5                              (since
Age: 66                              1997)*                  Executive Vice President and General Manager, U.S.
                                                             Operations, Manulife Financial, January 1995 to
                                                             January 2000.

                                                             Director of BNS Split Corp, a publicly traded

                                                             company Listed on the Toronto Stock Exchange.


*Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

John R. Ostler*                      Treasurer               Senior Vice President and Chief Financial Officer,
                                                             U.S. Operations, The Manufacturers Life Insurance
200 Bloor Street East                                        Company, October 1, 2000 to present;
Toronto, Ontario, Canada
M4W 1E5                              (since 2000)            Vice President and Corporate Actuary, The Manufacturers
Age: 51                                                      Life Insurance Company, March 1998 to September 2000;

                                                             Vice President & CFO U.S. Individual Insurance, The
                                                             Manufacturers Life Insurance Company, 1992 to March
                                                             1998;

                                                             Vice President, U.S. Insurance Products, The
                                                             Manufacturers Life Insurance Company, 1990 - 1992;

                                                             Assistant Vice President & Pricing Actuary, U.S.
                                                             Insurance, The Manufacturers Life Insurance Company,
                                                             1988-1990.

James D. Gallagher*                  President               Executive Vice President, The Manufacturers Life
                                                             Insurance Company (U.S.A.), January 1996 to present;
73 Tremont Street                    (since 2001)
Boston, MA  02108                                            President, The Manufacturers Life Insurance Company of
Age: 49                                                      New York, August 1999 to present;

                                                             Vice President, Secretary and General Counsel, The
                                                             Manufacturers Life Insurance Company of North America,
                                                             June 1994 to date.

Andrew Corselli                      Secretary               Vice President and Senior Counsel, U.S. Operations Law
73 Tremont Street                                            Department, Manulife Financial, March 2001 to present. The
Boston, MA  02108                    (since 2002)            Prudential Insurance Company of America, Assistant General
Age: 57                                                      Counsel & Chief of Litigation, June 1988 to June, 2000


Gordon Shone                         Vice President and      Senior Vice President, The Manufacturers Life Insurance Company
73 Tremont Street                    Chief Financial         (U.S.A.), January 2001 to present.  Vice President, The
Boston, MA  02108                    Officer                 Manufacturers Life Insurance Company (U.S.S.), August 1998 To
Age:                                 (Since 2003)            December 2000.


#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

DUTIES AND COMPENSATION OF TRUSTEES

         The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

         The Board of Trustees met four times during the Trust's last fiscal year. The Board also has a standing Audit Committee composed of all of the disinterested Trustees. The Audit Committee met two times during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of independent accountants for the Trust, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the disinterested Trustees. The Nominating Committee did not meet to consider any candidates during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 73 Tremont Street, Boston, MA 02108.


         The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of [$67,000], a fee of $7,500 for each quarterly meeting of the Trustees that they attend in person and a fee of $3,750 per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.



To be updated by amendment


                              COMPENSATION TABLE**


                                                                TOTAL COMPENSATION FROM TRUST
                                AGGREGATE COMPENSATION FROM       COMPLEX FOR PRIOR FISCAL
 NAMES OF PERSON, POSITION      TRUST FOR PRIOR FISCAL YEAR*                YEAR*#
----------------------------    ----------------------------    -----------------------------
DISINTERESTED TRUSTEES
Don B. Allen, Trustee                     $85,000                         $85,000
Charles L. Bardelis, Trustee              $85,000                         $85,000
Samuel Hoar, Trustee                      $85,000                         $85,000
F. David Rolwing, Trustee                 $85,000                         $85,000
TRUSTEES AFFILIATED WITH THE
INVESTMENT ADVISER
John D. DesPrez, Trustee                  $     0                         $     0
John D. Richardson, Trustee               $     0                         $     0


*Compensation received for services as Trustee.

#Trust Complex includes all portfolios of the Trust.

**The Trust does not have a pension or retirement plan for any of its Trustees or officers.

                      TRUSTEE OWNERSHIP OF TRUST PORTFOLIOS


         The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2003. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:


A - $0

B - $1 up to and including $10,000

C - $10,001 up to and including $50,000

D - $50,001 up to and including $100,000

E - $100,001 or more


                                                                             TRUSTEES AFFILIATED WITH
                                           INDEPENDENT TRUSTEES              THE INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------
                                  Don B.  Charles L.               F. David   John D.       John D.
         Trust Portfolio          Allen    Bardelis   Samuel Hoar  Rolwing   Richardson   DesPrez, III
------------------------------------------------------------------------------------------------------
Pacific Rim Trust                    A        A           A           A          A             A
(formerly, Pacific Rim
Emerging Markets Trust)


Science and Technology Trust         B        A           A           A          A             A

International Small Cap Trust        B        A           A           A          A             A

Health Sciences Trust                A        A           A           A          A             A

Aggressive Growth Trust              A        A           A           A          A             A

Emerging Small Company
Trust                                A        A           A           C          A             A

Small Company Blend Trust            B        A           A           A          A             A


                                  Don B.  Charles L.               F. David   John D.       John D.
         Trust Portfolio          Allen    Bardelis   Samuel Hoar  Rolwing   Richardson   DesPrez, III
Mid Cap Stock Trust                  A        A           A           A          A             A

All Cap Growth Trust                 B        A           A           A          A             A

Financial Services Trust             A        A           A           A          A             A

Overseas Trust                       A        A           A           A          A             A

International Stock Trust            A        A           A           B          A             A

International Value Trust            A        A           A           A          A             A

Capital Appreciation Trust           A        A           A           A          A             A

Strategic Opportunities Trust        B        A           A           A          A             A

Quantitative Mid Cap Trust           A        A           A           C          A             A

Mid-Cap Blend Trust                  A        A           A           A          A             A

Global Trust (formerly,
Global Equity Trust)                 A        A           A           A          A             A

Strategic Growth Trust               A        A           A           A          A             A

All Cap Core Trust (formerly
Growth Trust)                        A        A           A           A          A             A

Large Cap Growth Trust               A        A           A           A          A             A

All Cap Value Trust                  A        B           A           A          A             A

Capital Opportunities Trust          A        A           A           A          A             A

Quantitative Equity Trust            B        A           A           C          A             A

Blue Chip Equity Trust               A        A           A           A          A             A

Utilities Trust                      A        A           A           A          A             A

Real Estate Securities Trust         A        C           A           C          A             A

Small Company Value Trust            C        B           A           A          A             A

Mid Cap Value Trust                  A        A           A           A          A             A

Value Trust                          C        A           A           A          A             A

Equity Index Trust                   A        A           A           A          A             A

Global Allocation Trust              A        A           A           A          A             A

Fundamental Value Trust              A        A           A           A          A             A

Growth & Income Trust                B        A           A           A          A             A

U.S. Large Cap Value Trust           A        A           A           A          A             A

Equity-Income Trust                  A        A           A           A          A             A

Income & Value Trust                 A        A           A           A          A             A

Balanced Trust                       A        A           A           C          A             A

High Yield Trust                     A        A           A           A          A             A

Strategic Bond Trust                 A        A           A           A          A             A

Global Bond Trust                    A        A           A           A          A             A

                                  Don B.  Charles L.               F. David    John D.      John D.
         Trust Portfolio          Allen    Bardelis   Samuel Hoar  Rolwing   Richardson   DesPrez, III
Investment Quality Bond
Trust                                A         A           A           A         A             A

Diversified Bond Trust               A         A           A           A         A             A

U.S. Government Securities
Trust                                A         A           A           A         A             A

Money Market Trust                   A         D           A           A         A             A

Small Cap IndexTrust                 A         A           A           A         A             A

Dynamic Growth                       B         A           A           A         A             A

International Index Trust            A         A           A           A         A             A

Mid Cap IndexTrust                   A         A           A           A         A             A

Total Stock Market Index
Trust                                A         A           A           A         A             A

500 Index Trust                      A         A           A           A         A             E

Lifestyle Aggressive 1000
Trust                                A         A           A           A         A             A

Lifestyle Growth 820 Trust           A         A           A           A         A             A

Lifestyle Balanced 640 Trust         A         A           A           A         A             A

Lifestyle Moderate 460 Trust         A         A           A           A         A             A

Lifestyle Conservative 280
Trust                                A         A           A           A         A             A

Small-Mid Cap Growth Trust           A         A           A           A         A             A

Small-Mid Cap Trust                  A         A           A           A         A             A

International Equity Select
Trust                                A         A           A           A         A             A

Select Growth Trust                  A         A           A           A         A             A

Global Equity Select Trust           A         A           A           A         A             A

Core Value Trust                     A         A           A           A         A             A

High Grade Bond Trust                A         A           A           A         A             A

ALL TRUST PORTFOLIOS                 E         E           A           E         A             E

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The following information supplements the material appearing in the Prospectus under the caption "Management of the Trust." Copies of the Advisory and Subadvisory Agreements discussed below have been filed with and are available from the SEC.

         Information Regarding the Adviser. Manufacturers Securities Services, LLC ("MSS" or the "Adviser"), the successor to NASL Financial Services, Inc., is a Delaware limited liability corporation whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108. The ultimate parent of MSS is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. MSS is registered as an investment adviser under the Investment Advisers Act of 1940.

Approval of the Advisory Agreement and Subadvisory Agreements.

         The Advisory Agreement was initially approved by the Trustees on March 26, 1999 and by the shareholders on April 27, 1999. Each Subadvisory Agreement (except those described below under "The Subadvisory Agreements") were initially approved by the Trustees on September 28, 1995, and by the shareholders of the portfolios on December 5, 1995. These subadvisory agreement approvals occurred in connection with the change of control of MSS as a result of the merger of North American Life Assurance Company, the then ultimate controlling parent of MSS, with Manulife Financial on January 1, 1996.

         Appointment of Fred Alger Management, Inc. and Founders Asset Management, Inc.

         On December 15, 1995, the Trustees appointed the following new subadvisers:

- Fred Alger Management, Inc. ("Alger") pursuant to a new subadvisory agreement (the "Alger Subadvisory Agreement") to manage the Small/Mid Cap Trust, and

- Founders Asset Management, Inc. ("Founders") pursuant to a new subadvisory agreement (the "Founders Subadvisory Agreement") to manage the International Small Cap Trust.

Both such Subadvisory Agreements to provide for the management of the Small/Mid Cap Trust and the International Small Cap Trust, were approved by the Trustees, including a majority of the Trustees who are not parties to these agreements or interested persons of any party to such agreements on December 15, 1995. Both such Subadvisory Agreements were approved by the sole shareholder of the Small/Mid Cap Trust and International Small Cap Trust on March 1, 1996.

         October 1, 1996 Subadviser Resignations

         Effective October 1, 1996, the following subadvisers resigned their positions as subadviser to the stated portfolios:


- Oechsle International Advisors, LLC ("Oechsle International") as subadviser to the Global Trust,


-    Wellington Management Company, LLP as subadviser to the Money Market Trust,

- Goldman Sachs Asset Management as subadviser to the Equity-Income Trust (formerly, the Value Equity Trust), and

- Roger Engemann Management Co., Inc. as subadviser to the Blue Chip Growth Trust (formerly, the Pasadena Growth Trust).

         On September 27, 1996, the Trustees then appointed the following new subadvisers:

- Founders Asset Management, Inc.("Founders") pursuant to a new subadvisory agreement ("Founders Subadvisory Agreement") to manage the Balanced and Worldwide Growth Trusts,


- Morgan Stanley Asset Management Inc. ("MSAM") pursuant to a new subadvisory agreement ("MSAM Subadvisory Agreement") to manage the Global Trust,


- T. Rowe Price Associates, Inc. ("T. Rowe Price") pursuant to a new subadvisory agreement ("T. Rowe Price Subadvisory Agreement") to manage the Blue Chip Growth and Equity-Income Trusts, and


- Manufacturers Adviser Corporation ("MFC") pursuant to a new subadvisory agreement ("MFC Subadvisory Agreement") to manage the Money Market Trust as well as the Pacific Rim, Real Estate Securities, Quantitative Equity, Capital Growth Bond and Equity Index Trusts.

All such Subadvisory Agreements were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements, on September 27, 1996 (with an effective date of October 1, 1996) and by the shareholders of the respective portfolios on December 20, 1996.

         New Subadvisers for New Portfolios

         On September 27, 1996, the Trustees also appointed the following new subadvisers:

- T. Rowe Price pursuant to the T. Rowe Price Subadvisory Agreement to manage the Science and Technology Trust,

- Miller Anderson & Sherrerd, LLP ("MAS") pursuant to a new subadvisory agreement ("MAS Subadvisory Agreement") to manage the Value and High Yield Trusts,

- Warburg Pincus Asset Management, Inc. ("Warburg") pursuant to a new subadvisory agreement ("Warburg Subadvisory Agreement") to manage the Emerging Small Company Trust (formerly, the Emerging Growth Trust),

- T. Rowe Price International, Inc., formerly, known as Rowe Price-Fleming International, Inc. ("T. Rowe Price") pursuant to a new subadvisory agreement ("T. Rowe Price International Subadvisory Agreement") to manage the International Stock Trust, and

- Pilgrim Baxter & Associates, Ltd. ("PBA") pursuant to a new subadvisory agreement ("PBA Subadvisory Agreement") to manage the Pilgrim Baxter Growth Trust.

Such Subadvisory Agreements and amendments to the Advisory Agreement, to provide for the management of the newly-established portfolios, were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements, on September 27, 1996 and by the sole shareholder of each portfolio on January 1, 1997.

         Appointment of MFC to Manage the Lifestyle Portfolios

         On December 13, 1996, the Trustees appointed MFC pursuant to the amended MFC Subadvisory Agreement to also manage each of the Lifestyle portfolios. The amended MFC Subadvisory Agreement was approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on December 13, 1996. The amended MFC Subadvisory Agreement was approved by the sole shareholder of each of the Lifestyle Trusts on January 1, 1997.

         Appointment of Rosenberg Institutional Equity Management to Manage the Small Company Value Trust

         On September 26, 1997, the Trustees appointed Rosenberg Institutional Equity Management ("Rosenberg") to manage the Small Company Value Trust pursuant to a new subadvisory agreement (the "Rosenberg Subadvisory Agreement"). The Rosenberg Subadvisory Agreement and an amendment to the Advisory Agreement, both to provide for the management of the Small Company Value Trust were approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on September 26, 1997. The Rosenberg Subadvisory Agreement was approved by the sole shareholder of the Small Company Value Trust on September 30, 1997.

         Change of Control of Salomon Brothers Asset Management Inc

On November 17, 1997, the Trustees appointed Salomon Brothers Asset Management Inc ("SaBAM") pursuant to a new subadvisory agreement ("SaBAM Subadvisory Agreement") to manage the U.S. Government Securities and Strategic Bond Trusts effective upon the change of control of SaBAM with Travelers becoming the ultimate parent company of SaBAM. This change of control occurred on November 28, 1997. In addition, on November 17, 1997 the Trustees approved a new subadvisory consulting agreement with Salomon Brothers Asset Management Limited ("SaBAM Limited") ("Subadvisory Consulting Agreement") to provide certain advisory services to SaBAM with regard to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust. The SaBAM Subadvisory Agreement and Subadvisory Consulting Agreement were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements, on November 17, 1997. SaBAM had previously managed the U.S. Government Securities and Strategic Bond Trusts pursuant to a Subadvisory Agreement dated January 1, 1996. SaBAM Limited had previously provided certain advisory services to SaBAM with regard to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust pursuant to a Subadvisory Consulting Agreement dated January 1, 1996.

         Change of Control of Founders Asset Management, Inc.

         On December 11, 1997, the Trustees appointed Founders Asset Management LLC ("Founders") pursuant to a new subadvisory agreement (the "Founders Subadvisory Agreement") to manage the International Small Cap, Growth, Worldwide Growth and Balanced Trusts, effective upon the merger of Founders Asset Management, Inc. with and into Founders Asset Management LLC which occurred on April 4, 1998. The Founders Subadvisory Agreement was approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on December 11, 1997. Founders Asset Management, Inc., previously managed these Trusts pursuant to a Subadvisory Agreement dated January 4, 1996, as amended June 20, 1996 and December 31, 1996.

         Change of Control of Oechsle International Advisors, L.P.

         On June 29, 1998, the Trustees appointed Oechsle International Advisors, LLC ("Oechsle LLC") pursuant to a new subadvisory agreement (the "Oechsle LLC Subadvisory Agreement") to manage the Global Government Bond Trust. The Oechsle LLC Subadvisory Agreement was approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on June 29, 1998, effective upon the reorganized and recapitalized Oechsle International Advisors, L.P. which occurred on October 8, 1998. Oechsle International Advisors, L.P. previously managed the Global Government Bond Trust pursuant to a Subadvisory Agreement dated January 1, 1996.

         Change of Control of Rosenberg Institutional Equity Management

On December 17, 1998, the Trustees appointed AXA Rosenberg Investment Management LLC ("AXA Rosenberg") pursuant to a new subadvisory agreement ("AXA Rosenberg Subadvisory Agreement") to manage the Small Company Value Trust. The AXA Rosenberg Subadvisory Agreement was approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on December 17, 1998, effective upon the succession of the business and affairs of Rosenberg Institutional Equity Management to AXA Rosenberg Investment Management LLC, which occurred on January 1, 1999. Rosenberg Institutional Equity Management previously managed the Small Company Value Trust pursuant to a Subadvisory Agreement dated October 1, 1997.

         Resignation/Termination of Certain Subadvisers Effective May 1, 1999

         Effective May 1, 1999, the following subadvisers have resigned from managing the portfolios indicated:

Fidelity Management Trust Company          Conservative Asset Allocation Trust

Fidelity Management Trust Company          Moderate Asset Allocation Trust

Founders Asset Management LLC              Growth Trust

Founders Asset Management LLC              Worldwide Growth Trust

J.P. Morgan Investment Management, Inc.    International Growth and Income Trust

Manufacturers Adviser Corporation          Capital Growth Bond Trust

Oechsle International Advisors, LLC        Global Government Bond Trust

Pilgrim Baxter & Associates, Ltd.          Pilgrim Baxter Growth Trust

Warburg Pincus Asset Management, Inc.      Emerging Small Company Trust

         Effective May 1, 1999, the subadvisory agreement with Fred Alger Management, Inc. relating to the Small/Mid Cap Trust (now the Mid Cap Growth Trust) was terminated.

         New Subadvisers to Manage Certain Portfolios Effective May 1, 1999

         On March 26, 1999, the Trustees made the following appointments:

     - A I M Capital Management, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         Mid Cap Growth Trust (formerly, the Small/Mid Cap Trust), Aggressive Growth Trust (formerly, the Pilgrim Baxter Growth Trust)

- Capital Guardian Trust Company was appointed, pursuant to a new subadvisory agreement, to manage:

         Small Company Blend Trust
         U.S. Large Cap Value Trust
         Income & Value Trust (formerly the Moderate Asset Allocation Trust) Diversified Bond Trust (formerly the Conservative Asset Allocation Trust)

- Fidelity Management Trust Company was appointed, pursuant to a new subadvisory agreement, to manage the Overseas Trust and the Large Cap Growth Trust. On April 30, 2001, Fidelity Management & Research Company
     (FMR) assumed responsibility for management of these Trusts and the Strategic Opportunities Trust from Fidelity Management Trust Company.

- Franklin Advisers, Inc. was appointed, pursuant to a new subadvisory agreement, to manage the Emerging Small Company Trust.

- Pacific Investment Management Company (PIMCO) was appointed, pursuant to a new subadvisory agreement, to manage:

         Global Bond Trust (formerly, the Global Government Bond Trust) Total Return Trust

- State Street Global Advisors was appointed, pursuant to a new subadvisory agreement, to manage the Growth Trust.

- Templeton Investment Counsel, Inc. was appointed, pursuant to a new subadvisory agreement, to manage the International Value Trust.

- Wellington Management Company, LLP was appointed, pursuant to a new subadvisory agreement, to manage the Mid Cap Stock Trust.

Such Subadvisory Agreements to provide for the management of the newly-established portfolios, were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements, on March 26, 1999 and by the sole shareholder of each portfolio on May 1, 1999.

         Appointment of SSgA as Subadviser Consultant for the Lifestyle Trusts Effective May 1, 2000

         On December 16, 1999, the Trustees appointed SSgA pursuant to a new subadvisory consulting agreement ("SSgA Subadvisory Consulting Agreement") between MFC and SSgA to provide MFC subadvisory consulting services in the management of the Lifestyle Trusts. The SSgA Subadvisory Consulting Agreement was approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on December 16, 1999, effective May 1, 2000, subject to the approval of shareholders of the applicable Lifestyle Trust.

         Change of Control of Rowe Price-Fleming International, Inc.

On June 22, 2000, the Trustees appointed T. Rowe Price International, Inc. ("T. Rowe International") pursuant to a new subadvisory agreement ("T. Rowe International Subadvisory Agreement") to manage the International Stock Trust. The T. Rowe International Subadvisory Agreement was approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on June 22, 2000, effective upon the purchase by T. Rowe Price of the 50% joint venture interest in Rowe Price-Fleming International, Inc. owned by Robert Fleming Holdings Limited, which occurred on August 8, 2000. Rowe Price-Fleming International, Inc. previously managed the International Stock Trust pursuant to a Subadvisory Agreement dated December 31, 1996.

         Appointment of Jennison Associates, LLC to Manage the Capital Appreciation Trust

         On September 28, 2000, the Trustees appointed Jennison Associates, LLC ("Jennison") to manage the Capital Appreciation Trust pursuant to a new subadvisory agreement (the "Jennison Subadvisory Agreement"). The Jennison Subadvisory Agreement and an amendment to the Advisory Agreement, both to provide for the management of the Capital Appreciation Trust were approved by the Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party to such agreement, on September 29, 2000. The Jennison Subadvisory Agreement was approved by the sole shareholder of the Capital Appreciation Trust on November 1, 2000.

         Resignation/Termination of Certain Subadvisers Effective April 30, 2001

         Effective April 30, 2001, the following subadvisers have resigned from managing the portfolios indicated:


AXA Rosenberg Investment Management LLC     Small Company Value Trust

Morgan Stanley Asset Management             Global TRUST (FORMERLY, THE GLOBAL
                                             Equity Trust)

Manufacturers Adviser Corporation           Real Estate Securities Trust

         New Subadvisers to Manage Certain Portfolios Effective April 30, 2001

         On April 5 and 6, 2001, the Trustees made the following appointments:

     - Cohen & Steers Capital Management, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         Real Estate Securities Trust

     - Davis Advisers was appointed, pursuant to a new subadvisory agreement, to manage:

         Financial Services Trust
         Fundamental Value Trust

     - The Dreyfus Corporation was appointed, pursuant to a new subadvisory agreement, to manage:

         All Cap Value Trust

     - INVESCO Funds Group, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         Telecommunications Trust
         Mid Cap Growth Trust

     - Lord, Abbett & Co. was appointed, pursuant to a new subadvisory agreement, to manage:

         Mid Cap Value Trust

     - Manufacturers Adviser Corporation was appointed, pursuant to an amendment to its existing subadvisory agreement, to manage Quantitative Mid Cap Trust. If approved by shareholders, MFC will also manage the Balanced Trust effective May 4, 2001.

     - Massachusetts Financial Services Company was appointed, pursuant to a new subadvisory agreement, to manage:

         Strategic Growth Trust
         Capital Opportunities Trust
         Utilities Trust

     - Putnam Investment Management, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:


         Mid Cap Opportunities Trust
         Global TRUST (FORMERLY, THE GLOBAL Equity Trust)


     - T. Rowe Price Associates, Inc. was appointed, pursuant to an amendment to its existing subadvisory agreement, to manage:

         Small Company Value Trust

         New Subadvisers to Manage Certain Portfolios Effective July 16, 2001

         On June 28-29, 2001, the Trustees made the following appointments:

     - Allegiance Capital,Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         High Grade Bond Trust

     - Kayne Anderson Rudnick Investment Management, LLC was appointed, pursuant to a new subadvisory agreement, to manage:

         Small-Mid Cap Trust

     - Lazard Asset Management was appointed, pursuant to a new subadvisory agreement, to manage:

         International Equity Select Trust
         Global Equity Select Trust

     - NavellierManagement, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         Small-Mid Cap Growth Trust

     - Rorer Asset Management, LLC was appointed, pursuant to a new subadvisory agreement, to manage:

         Core Value Trust

     - Roxbury Capital Management, LLC was appointed, pursuant to a new subadvisory agreement, to manage:

         Select Growth Trust

         Subadviser Changes Effective November 25, 2002

         On September 27, 2002, the Board of Trustees of the Trust approved the following subadviser changes effective November 25, 2002:

Portfolio                       Current Subadviser                      Proposed New Subadviser
-------------------------------------------------------------------------------------------------------
Real Estate Securities Trust    Cohen & Steers Management, Inc          Deutsche Asset Management, Inc.
Dynamic Growth Trust            Janus Capital Management LLC            Deutsche Asset Management, Inc.
Growth Trust                    SSgA Funds Management, Inc.             Deutsche Asset Management, Inc.
International Stock Trust       T. Rowe Price International, Inc.       Deutsche Asset Management
                                                                        Investment Services Ltd.

In addition, the Board also approved replacing SSgA Funds Management, Inc. as sub-subadviser to the Lifestyle Trusts with Deutsche Asset Management, Inc. effective November 25, 2002. MFC Global Fund Management (U.S.A.) Limited will continue as subadviser to the Lifestyle Trusts.

The Board also approved changing the name of the Growth Trust to All Cap Core Trust and changing the portfolios investment policies to investing in equity securities of all asset classes (small, mid and large cap) focusing primarily on those stocks within the Russell 3000 index.

         Changes Effective May 1, 2003

                  Subadviser Changes

         On April 2, 2003, the Board of Trustees of the Trust approved the following subadviser changes effective May 1, 2003:

Portfolio                        Current Subadviser             Proposed New Subadviser
--------------------------------------------------------------------------------------------------
High Yield Trust                 Miller Anderson                Salomon Brothers Asset Management
                                                                Inc.
All Cap Value Trust              The Dreyfus Corporation        Lord Abbett & Co.
International Small Cap Trust    Founders Asset Management LLC  Templeton Investment Counsel, Inc.

         Portfolio Mergers

         On April 2, 2003, the Trustees approved the following mergers effective May 5, 2003.

Telecommunications Trust to merge into the Science & Technology Trust Internet Trust to merge into the Science & Technology Trust
Mid Cap Growth Trust to merge into the Dynamic Growth Trust
Mid Cap Opportunities Trust to merge into the Dynamic Growth Trust.

         New Portfolios

         On April 2, 2003, the Trustees made the following appointments:

     - Wellington Management Company, LLP. was appointed, pursuant to a new subadvisory agreement, to manage:

         Natural Resources Trust

     - Pacific Investment Management Company was appointed, pursuant to a new subadvisory agreement, to manage:

         Real Return Bond Trust

     - A I M Capital Management, Inc.. was appointed, pursuant to a new subadvisory agreement, to manage:

         Mid Cap Core Trust


     - Mercury Advisers was appointed, pursuant to a new subadvisory agreement, to manage:


         Large Cap Value Trust

     - MFC Global Investment Management (U.S.A.) Limited was appointed, pursuant to a new subadvisory agreement, to manage:

         Quantitative All Cap Trust
         Emerging Growth Trust

     - Salomon Brothers Asset Management Inc was appointed, pursuant to a new subadvisory agreement, to manage:

         Special Value Trust

     - Munder Capital Management was appointed, pursuant to a new subadvisory agreement, to manage:

         Small Cap Opportunities Trust

         New Portfolios

         On June 26, 2003, the Trustees made the following appointment:

     - Great Companies, L.L.C. was appointed, pursuant to a new subadvisory agreement, to manage:

         Great Companies - America Trust


         Portfolio Mergers

         On April 1, 2004, the Trustees Approved The Following Mergers Effective May 1, 2004.

         Global Quantitative Equity Trust into U.S. Large Cap Trust Balanced Trust into Income & Value Trust

         New Portfolios

         On April 1, 2003, the Trustees made the following appointments:

     - American Century Investment Management, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         Small Company Trust

     - LEGG Mason Fund Management, Inc. was appointed, pursuant to a new subadvisory agreement, to manage:

         Core Equity Trust

     - Pzena Investment Management, LLC was appointed, pursuant to a new subadvisory agreement, to manage:

         Classic Value Trust

     - MFC Global Investment Management (U.S.A.) Limited was appointed, pursuant to a new subadvisory agreement, to manage:

         Focused Allocation Trusts

         Quantitative Value Trust

         Sustainable Growth Advisers, LP was appointed, pursuant to a new subadvisory agreement, to manage:

         U.S. Global Leaders Growth Trust

     - John Hancock Advisers, LLC was appointed, pursuant to a new subadvisory agreement, to manage:

         Strategic Income Trust


THE ADVISORY AGREEMENT

         Duties of the Adviser and Expenses Paid by the Adviser. Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense:

         -  office space and all necessary office facilities and equipment, and

         - individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees, President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

         The Adviser shall, at the Trust's expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Adviser shall also furnish to the Trust, at the Trust's expense, any personnel necessary for these functions.

         The Adviser pays the cost of any advertising or sales literature relating solely to the Trust, the cost of printing and mailing Prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares.

         In addition to providing the services described above, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Trust portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio, and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

         Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fee, which is accrued and paid daily, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of its net assets at the close of business on the previous business day of the Trust. The management fees each portfolio currently is obligated to pay the Adviser is as set forth in the Prospectus.


         For the years ended December 31, 2003. 2002 and 2001 the aggregate investment advisory fee paid by the Trust under the fee schedule then in effect, absent the expense limitation provision, was $_____, $126,026,937 and $159,360,448 allocated among the portfolios as follows:



PORTFOLIO                                          2003         2002               2001
-------------------------------------------------------------------------------------------------
Science & Technology Trust                                    4,665,496          9,777,934
Pacific Rim Trust (Formerly, Pacific                                               569,417
Rim Emerging Markets Trust)                                     416,583
Health Sciences Trust                                           656,558            178,264(5)
Emerging Growth Trust                                            NA                 NA
Aggressive Growth Trust                                       2,266,076          3,333,853
Emerging Small Company Trust                                  3,336,408          4,812,040
Small Company Blend                                           1,494,287          1,310,363
Dynamic Growth Trust                                            948,024          1,333,584
Mid Cap Stock Trust                                           1,278,522          1,156,805
Natural Resources Trust                                          NA                 NA
All Cap Growth Trust                                          4,069,913          6,696,156
Strategic Opportunities Trust                                 5,384,080         10,518,817
Financial Services Trust                                        322,434             84,457(5)
International Stock Trust                                     2,300,890          2,820,263
Overseas Trust                                                3,200,426          4,303,036
International Small Cap Trust                                 1,256,297          2,047,647
International Value Trust                                     2,139,146          1,754,852
Quantitative Mid Cap Trust                                      593,460           536,9415
Mid Cap Core Trust                                               NA                 NA
Global Trust (Formerly, the Global                                               5,441,314
Equity Trust)                                                 3,315,325
Strategic Growth Trust                                          829,861            341,869(5)
Capital Appreciation Trust                                      445,057            219,568
Quantitative All Cap Trust                                       NA                 NA
All Cap Core Trust (Formerly,                                                    4,516,825
Growth Trust)                                                 2,742,752
Large Cap Growth Trust                                        3,423,377          4,373,161
Quantitative Equity Trust                                     2,089,973          3,549,317
Blue Chip Growth Trust                                        9,826,268         14,947,138

U.S. Large Cap Trust                                                             3,973,517
(Formerly, U.S. Large Cap Value Trust)                        3,733,512
Strategic Value Trust (Formerly, Capital                                           104,520(5)
Opportunities Trust)                                            294,657
Large Cap Value Trust
Utilities Trust                                                 164,770             75,125(5)
Real Estate Securities Trust                                  1,851,450          1,681,267
Small Cap Opportunities Trust
Small Company Value Trust                                     2,957,847          1,568,527
Special Value Trust
Mid Cap Value Trust                                           1,457,860            228,711(5)
Value Trust                                                   2,118,815          2,384,288
All Cap Value Trust                                             263,705             77,758(5)
Equity Index Trust                                              224,244            263,993
Fundamental Value Trust                                       1,374,382            330,440(5)
Growth & Income Trust                                        10,344,977         19,161,761
Great Companies - America                                        NA                 NA
Equity-Income Trust                                           8,247,458          9,253,824
Income & Value Trust                                          3,319,917          4,325,874
Balanced Trust                                                  878,703          1,380,116
Global Allocation Trust (Formerly, Tactical                                        536,962
Allocation Trust)                                               539,276
High Yield Trust                                              2,233,481          2,225,724
Strategic Bond Trust                                          2,094,467          2,434,979
Global Bond Trust                                               822,503            835,163
Diversified Bond Trust
Investment Quality Bond Trust                                 2,261,282          2,299,238
Total Return Trust                                            6,101,938          4,137,218
Real Return Bond Trust                                           NA                 NA
U.S. Government Securities Trust                              3,682,285          2,867,055
Money Market Trust                                            5,570,401          6,098,304
Small Cap Index Trust                                           226,496            217,964
International Index Trust                                       213,457            260,680
Mid Cap Index Trust                                             333,250            228,135
Total Stock Market Index Trust                                  257,467            335,107
500 Index Trust                                               2,771,998          3,685,814
Lifestyle Aggressive 1000 Trust                                 124,563            106,769
Lifestyle Growth 820 Trust                                      427,852            329,528
Lifestyle Balanced 640 Trust                                    461,188            334,001
Lifestyle Moderate 460 Trust                                    183,153            127,899
Lifestyle Conservative 280 Trust                                140,649             91,970
Small-Mid Cap Growth Trust                                       17,743             12,025(6)
Small-Mid Cap Trust                                              92,013             14,149(6)
International Equity Select Trust                                73,387             13,671(6)
Select Growth Trust                                              19,368             12,265(6)
Global Equity Select Trust                                       24,651             13,995(6)
Core Value Trust                                                 21,594             13,152(6)
High Grade Bond Trust                                            69,790             10,851(6)



(5) For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(6) For the period July 16, 2001 (commencement of operations) to December 31, 2001.

THE SUBADVISORY AGREEMENTS

         Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the SaBAM Limited Consulting Agreement, the Deutsche Subadvisory Consulting Agreement and the FMR sub-subadvisory Agreement (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trust's Board of Trustees. (In the case of the SaBAM Limited Consulting Agreement, the Deutsche Subadvisory Consulting Agreement and the FMR Sub-subadvisory Agreement), the activities of the Subadviser are also subject to the supervision of SaBAM, MAC and FMR, respectively.) The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Trust with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Lifestyle Trusts, Deutsche does not purchase and sell securities but rather provides information and services to MAC to assist MAC in this process as noted below.) Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.

         The information and services Deutsche provides to MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)"pursuant to the Subadvisory Consulting Agreement for the Lifestyle Trusts are as follows:

a. Deutsche will provide MFC Global (U.S.A.) the following information and services as may be requested by MAC from time to time:


                  - calculate the probability that the subadvisers to the nonLifestyle Trust portfolios outperform their performance benchmarks;

                  - perform statistical performance analysis of historical manager returns for managers that MFC Global (U.S.A.) would like to include in its potential line up on a quarterly basis;

                  - using Deutsche's proprietary optimization technology, Deutsche will seek to optimize Lifestyle Trust investments consistent with the performance objective specified by the Subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Lifestyle Trust, and any constraints that MFC Global (U.S.A.) may specify on allocations to nonLifestyle Portfolios) on a quarterly basis;

                  - consult with MFC Global (U.S.A.) to explain proposed allocations on a quarterly basis and review past performance of the Lifestyle Trusts provided that Deutsche is given information on the performance of these Lifestyle Trusts and the actual allocations implemented.


         Subadvisory Fees. As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each portfolio. In respect of the two subadvisory consulting agreements, the subadvisory fees are paid by the Subadviser to the entity providing the consulting services as described below. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fees are calculated on the basis of the average of all valuations of net assets of each portfolio made at the close of business on each business day of the Trust during the period for which such fees are paid. Once the average net assets of a portfolio exceed specified amounts, in the case of certain portfolios, the fee is reduced with respect to such excess.


         SaBAM Limited Subadvisory Consulting Agreement. The Prospectus refers to a subadvisory consulting agreement between SaBAM and SaBAM Limited which is subject to certain conditions as set forth in the Prospectus. Under that agreement SaBAM Limited provides certain investment advisory services to SaBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust.



         Ownership of SaBAM Limited. SaBAM Limited is a wholly owned subsidiary of Salomon Brothers Europe Limited ("SBEL"). Salomon (International) Finance AG ("SIF") owns 100% of SBEL's Convertible Redeemable Preference Shares and 36.8% of SBEL's Ordinary Shares, while the remaining 63.2% of SBEL's Ordinary Shares are owned by Salomon Brothers Holding Company Inc. ("SBH"). SIF is wholly owned by SBH, which is, in turn, a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.



         Fee Paid to SaBAM Limited. SaBAM pays SaBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee. The amount paid to SaBAM

Limited is equal to the fee payable under SaBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Trust that SaBAM Limited has been delegated to manage divided by the current value of the net assets of the portfolio. The Trust does not incur any expenses in connection with SaBAM Limited's services other than the advisory fee.

         DeAM Subadvisory Consulting Agreement for the Lifestyle Trusts. The Prospectus refers to a subadvisory consulting agreement between MFC Global (U.S.A.) and DeAM for the provision of subadvisory consulting services to MFC Global (U.S.A.) in regards to the Lifestyle Trusts. The entire subadvisory fee paid to MFC Global (U.S.A.) by the Adviser is paid by MFC Global (U.S.A.) to DeAM. The Lifestyle Trusts do not incur any expenses in connection with DeAM's services other than the advisory fee.

         FMR Sub-Subadvisory Agreement for the Portfolios Managed by FMR. The Prospectus refers to a sub-subadvisory agreement between FMR and FMR Co., Inc.
(FMRC) for the provision of subadvisory consulting services to FMR in regards to the Trust portfolios managed by FMR. These portfolios do not incur any expenses in connection with FMRC's services other than the advisory fee.


Control of FMR's Investment Advisers. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


Davis Administrative Service Agreement. The Adviser has entered into an Administrative Service Agreement with Davis Selected Advisers, L.P. ("Davis") pursuant to which Davis will pay the Adviser an administrative service fee of ..05% of the average net assets of the Fundamental Value Trust and the Financial Services Trust for administrative and investor support services provided by the Adviser to these Trust portfolios. For the year ended December 31, 2001, Davis paid the Adviser $21,000 under this agreement.


         Amount of Subadvisory Fees Paid. For the years ended December 31, 2003, 2002 and 2001 the Adviser paid aggregate subadvisory fees of $_______, $60,100,898 and $62,165,508, respectively, allocated among the portfolios as follows:



PORTFOLIO                                            2003           2002                 2001
-------------------------------------------------------------------------------------------------
Science & Technology Trust                                        2,936,062          5,138,967
Pacific Rim Trust                                                   208,292            259,461
(Formerly, Pacific Rim Emerging Markets Trust)
Health Sciences Trust                                               414,668             97,235(8)
Emerging Growth Trust                                                NA                 NA
Aggressive Growth Trust                                           1,332,986          1,666,926
Emerging Small Company Trust                                      2,038,916          2,540,882
Small Company Blend Trust                                           913,175            686,381
Dynamic Growth Trust                                                557,661            716,792
Mid Cap Stock Trust                                                 700,917            544,005
Natural Resources Trust                                              NA                 NA
All Cap Growth Trust                                              2,279,553          3,131,934
Strategic Opportunities Trust                                     2,692,040          4,331,277
Financial Services Trust                                            181,369             40,006(8)
International Stock Trust                                         1,353,465          1,342,982
Overseas Trust                                                    2,000,266          2,264,756
International Small Cap Trust                                       793,451          1,132,002
International Value Trust                                         1,234,211            895,732
Quantitative Mid Cap Trust                                          273,905            201,353(8)
Mid Cap Core Trust                                                   NA                 NA
Global Trust (Formerly, the Global Equity Trust)                  1,922,152          2,451,939
Strategic Growth Trust                                              442,593            151,942(8)
Capital Appreciation Trust                                          237,364             97,586

PORTFOLIO                                            2003           2002                 2001
-------------------------------------------------------------------------------------------------
Quantitative All Cap Trust                                           NA                 NA
All Cap Core Trust                                                1,371,372          1,938,374
(Formerly, Growth Trust)
Large Cap Growth Trust                                            1,825,801          1,999,159
Quantitative Equity Trust                                           870,822          1,004,401
Blue Chip Growth Trust                                            5,038,134          6,228,855
U.S. Large Cap Trust                                              1,938,134          1,816,117
(Formerly, U.S. Large Cap Value Trust)
Strategic Value Trust                                               157,151             46,453(8)
(Formerly, Capital Opportunities Trust)
Large Cap Value Trust                                                NA                 NA
Utilities Trust                                                      87,878             33,389(8)
Real Estate Securities Trust                                        823,858            599,225
Small Cap Opportunities Trust                                        NA                 NA
Small Company Value Trust                                         1,971,898            890,490
Special Value Trust                                                  NA                 NA
Mid Cap Value Trust                                                 816,720            108,337(8)
Value Trust                                                         960,279            845,679
All Cap Value Trust                                                 148,334             36,833(8)
Equity-Index Trust                                                   89,698            105,597

PORTFOLIO                                            2003           2002                 2001
-------------------------------------------------------------------------------------------------
Fundamental Value Trust                                             769,670            156,446(8)
Growth & Income Trust                                             3,628,493          4,332,352
Great Companies - America                                            NA                 NA
Equity-Income Trust                                               4,248,480          3,951,530
Income & Value Trust                                              1,773,934          1,871,824
Balanced Trust                                                      335,438            476,555
Global Allocation Trust                                             287,614            238,650
(Formerly, Tactical Allocation Trust)
High Yield Trust                                                    982,731            842,976
Strategic Bond Trust                                                921,566(3)         910,477(5)
Global Bond Trust                                                   342,709            377,884
Diversified  Bond Trust                                             868,637            730,683
Investment Quality Bond Trust                                       678,332            680,593
Total Return Trust                                                2,542,474          1,409,587
Real Return Bond Trust                                               NA                 NA
U.S. Government Securities Trust                                  1,207,174            806,281
Money Market Trust                                                  468,309            518,932
Small Cap Index Trust                                                24,159             16,610
International Index Trust                                            37,355             33,178
Mid Cap Index Trust                                                  35,547             17,382
Total Stock Market Index Trust                                       27,463             25,532
500 Index Trust                                                     123,920            120,206
Lifestyle Aggressive 1000 Trust                                     140,649            106,769
Lifestyle Growth 820 Trust                                          183,153            329,528
Lifestyle Balanced 640 Trust                                        461,188            334,001
Lifestyle Moderate 460 Trust                                        427,852            127,899
Lifestyle Conservative 280 Trust                                    124,563             91,970
Small-Mid Cap Growth Trust                                            9,981              5,411(9)
Small-Mid Cap Trust                                                  58,113              7,718(9)
International Equity Select Trust                                    44,848              7,161(9)
Select Growth Trust                                                  10,894              5,810(9)
Global Equity Select Trust                                           15,064              7,331(9)
Core Value Trust                                                     12,147              5,919(9)
High Grade Bond Trust                                                27,896              3,617(9)


(3) Of this amount, $71,581 was paid by SaBAM to SaBAM Limited under the Subadvisory Consulting Agreement.

(4) Of this amount, $244,378 was paid by SaBAM to SaBAM Limited under the Subadvisory Consulting Agreement.

(5) Of this amount, $227,619 was paid by SaBAM to SaBAM Limited under the Subadvisory Consulting Agreement.




(8) For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(9) For the period July 16, 2001 (commencement of operations) to December 31, 2001.

INFORMATION APPLICABLE TO BOTH THE ADVISORY AGREEMENT AND THE SUBADVISORY AGREEMENTS

         Expenses Paid by the Trust. Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except those that the Adviser or Subadvisers have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Expenses borne by the Trust include:

         - reimbursement of the Adviser's expense of providing administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions to the Trust,

         - charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agent appointed by the Trust;

         -  brokers' commissions;

         - issue and transfer taxes on securities transactions to which the Trust is a party;

         -  taxes and fees payable by the Trust; and

         - legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation; and

         - costs for printing annual and semi-annual reports, prospectuses and proxy statements and mailing these documents to shareholders (including holders of variable contracts funded by Trust shares).

         Term of the Advisory Agreement and Each Subadvisory Agreement. The Advisory Agreement and each Subadvisory Agreement will initially continue in effect as to a portfolio for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that portfolio) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Trust. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

         Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the Agreement or (b) all of the portfolios of the Trust.

         Failure of Shareholders to Approve Continuance of the Advisory Agreement or any Subadvisory Agreement. If the outstanding voting securities of any portfolio fail to approve any continuance of the Advisory Agreement or any Subadvisory Agreement, the party may continue to act as investment adviser or subadviser (as applicable) with respect to such portfolio pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different adviser, or other definitive action. In the case of the Adviser, the compensation received during such period will be no more than the amount it would have received under the Advisory Agreement in respect of such portfolio.

         Termination of the Agreements. The Advisory Agreement and the Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Trust in the case of the Subadvisory Agreements. The following parties may terminate the agreements:

         -  the Board of Trustees of the Trust;

         - a majority of the outstanding voting securities of the Trust, or with respect to any portfolio, a majority of the outstanding voting securities of such portfolio;

         -  the Adviser,

         - in the case of the Subadvisory Agreements, by the respective Subadviser.

The Agreements will automatically terminate in the event of their assignment.

         Amendments to the Agreements. The Advisory Agreement and the Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Trust (except as noted below) and by the vote of a majority of the Board of Trustees of the Trust who are not interested persons of the Trust, the Adviser or the applicable Subadviser (including SaBAM Limited).

         The required shareholder approval of any amendment shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other portfolio affected by the amendment or (b) all the portfolios of the Trust.

         As noted under "Subadvisory Arrangements" in the Prospectus, the Trust has received an order from the SEC permitting the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amendment a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

         Approval of Advisory and Subadvisory Agreements by the Board of Trustees. The Board of Trustees of the Trust, including at least a majority of the disinterested trustees, have approved the Advisory Agreement and each of the Subadvisory Agreements. In connection with the approval of each of these agreements, the Board considered numerous factors, including:

     (i) the nature, quality and scope of the services provided by the Adviser or the Subadviser;

     (ii) performance information regarding the portfolios advised by the Adviser or Subadviser;

     (iii) performance information regarding the portfolios advised by the Adviser or Subadviser relative to funds with similar objectives and policies;

     (iv) the cost and expected profitability to the Adviser of providing portfolio management services to the portfolios;

     (v) the proposed advisory fee and subadvisory fee (including breakpoints) for each portfolio in relation to the fees of other comparable portfolios.

         At each meeting approving the Advisory Agreement or any of the Subadvisory Agreements the Board was provided with an analysis of its fiduciary obligations and had the assistance of independent legal counsel.

                          DISTRIBUTOR; RULE 12B-1 PLANS

         The Board of Trustees of the Trust have approved Rule 12b-1 Plans (the "Plans") for Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares) and Series III shares (also referred to as "Class R shares"). The purpose of both Plans is encourage the growth and retention of assets of each portfolio subject to a Plan. Series I shares of each portfolio (except the Equity Index Trust and the Lifestyle Trusts) are subject to a Rule 12b-1 fee of up to .15% of Series I share average daily net assets. Series II shares of each portfolio (except the Equity Index Trust and the Lifestyle Trusts) are subject to a Rule 12b-1 fee of up to .35% of Series II share average daily net assets. Series III shares of each portfolio (except the Equity Index Trust) are subject to a Rule 12b-1 fee of up to .50% of Series III share average daily net assets (.15% in the case of the Lifestyle Trusts).

The Distributor enters into agreements with selling dealers to sell Series III shares of the Trust to qualified pension and profit-sharing plans pursuant to an integrated program of investment, record keeping, administrative and other plan services sponsored by the Distributor. The agreements also provide for the sale to plans of other funds participating in the program. The Distributor pays the selling dealer with respect to a plan as follows (or as the plan, the selling dealer and the Distributor may otherwise agree):

         A fee, payable weekly, equal to 1.00% of the first $5 million, 0.75% of the second $5 million, 0.50% of the third $5 million and 0.25% of the balance of the assets of the plan transferred or contributed to the program and invested in the Trust and other participating funds during the first year in which the plan participates in the program; and thereafter, a fee, payable monthly, at an rate equal to 0.25% annually of the net asset value of the share of the Trust and other participating funds held by the plan under the program.

         Rule 12b-1 fees are paid to the Trust's distributor and principal underwriter, Manulife Financial Services LLC (the "Distributor").

         To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

     - for any expenses relating to the distribution of the shares of the class,

     - for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

     - for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

Currently, both Series I and Series II are paying "service fees" of .15% of average daily net assets. Series III is currently paying a service fee of .25%. The service fee is paid to the Trust's Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide to beneficial owners of Series I and Series II shares those services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Rules of Fair Practice of the NASD.

         Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

         This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

         This Plan also authorizes the direction, payment, allocation and reallocation to any person of brokerage commission ("Allocations") on transactions in portfolio securities for a Portfolio ("Transactions") to the extent (i) the Allocations may be deemed to entail a direct or indirect financing of distribution costs because the Allocations are made in circumstances in which sales of annuity, insurance or pension products for which Trust Portfolios serve as investment options may be considered as a factor ("Sales Factor") and (ii) the Transactions are ones that would have been effected in the absence of the Sales Factor and are conducted in a manner consistent with the procedures and limitations set forth in the Trust's registration statement.

         The Plans may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a Plan must be approved in the manner described in the Rule. Each Plan shall continue in effect
(i) with respect to a portfolio only so long as the Plan is specifically approved for that Portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. Each Plan may be terminated with respect to any Portfolio at any time as provided in the Rule.


         During the fiscal year ended December 31, 2003 the following amounts were paid pursuant to the Trust's Rule 12b-1 Plan:


                                SERIES I SHARES


PORTFOLIO                                              SERVICE FEE PAYMENTS
---------------------------------------------------------------------------
Science & Technology Trust.......................
Pacific Rim Trust................................
(Formerly, Pacific Rim Emerging Markets Trust)
Health Sciences Trust............................
Emerging Growth Trust ...........................
Aggressive Growth Trust..........................
Emerging Small Company Trust.....................
Small Company Blend Trust........................
Dynamic Growth Trust.............................
Mid Cap Stock Trust..............................
Natural Resources Trust .........................
All Cap Growth Trust.............................
Strategic Opportunities Trust....................
Financial Services Trust.........................
International Stock Trust........................
Overseas Trust...................................
International Small Cap Trust....................
International Value Trust........................
Quantitative Mid Cap Trust.......................
Mid Cap Core Trust...............................

PORTFOLIO                                              SERVICE FEE PAYMENTS
---------------------------------------------------------------------------
Global Trust.....................................
(Formerly, The Global Equity Trust)
Strategic Growth Trust...........................
Capital Appreciation Trust.......................
Quantitative All Cap Trust.......................
All Cap Core Trust...............................
(Formerly, Growth Trust)
Large Cap Growth Trust...........................
Quantitative Equity Trust........................
Blue Chip Growth Trust...........................
U.S. Large Cap Trust.............................
(Formerly, U.S. Large Cap Value Trust)
Strategic Value Trust............................
(Formerly, Capital Opportunities Trust)
Large Cap Value Trust............................
Utilities Trust..................................
Real Estate Securities Trust.....................
Small Cap Opportunities Trust....................
Small Company Value Trust........................
Special Value Trust..............................
Mid Cap Value Trust..............................
Value Trust......................................
All Cap Value Trust..............................
Equity-Index Trust...............................
Fundamental Value Trust..........................
Growth & Income Trust............................
Great Companies - America........................
Equity-Income Trust..............................
Income & Value Trust.............................
Balanced Trust...................................
Global Allocation Trust..........................
(Formerly, Tactical Allocation Trust)
High Yield Trust.................................
Strategic Bond Trust.............................
Global Bond Trust................................
Diversified Bond Trust...........................
Investment Quality Bond Trust....................
Total Return Trust...............................
Real Return Bond Trust...........................
U.S. Government Securities Trust.................
Money Market Trust...............................
Small Cap Index Trust............................
International Index Trust........................
Mid Cap Index Trust..............................
Total Stock Market Index Trust...................
500 Index Trust..................................
Lifestyle Aggressive 1000 Trust..................
Lifestyle Growth 820 Trust.......................
Lifestyle Balanced 640 Trust.....................
Lifestyle Moderate 460 Trust.....................
Lifestyle Conservative 280 Trust.................
Small-Mid Cap Growth Trust.......................
Small-Mid Cap Trust..............................
International Equity Select Trust................
Select Growth Trust..............................
Global Equity Select Trust.......................
Core Value Trust.................................
High Grade Bond Trust............................

                                SERIES II SHARES


                                                                             DISTRIBUTION PAYMENT TO
                                                       SERVICE FEE   MANUFACTURERS FINANCIAL SECURITIES LLC
PORTFOLIO                                               PAYMENTS               (THE DISTRIBUTOR)
-----------------------------------------------------------------------------------------------------------
Science & Technology Trust......................
Pacific Rim Trust...............................
(formerly, Pacific Rim Emerging Markets Trust)
Health Sciences Trust...........................
Emerging Growth Trust...........................
Aggressive Growth Trust.........................
Emerging Small Company Trust....................
Small Company Blend Trust.......................
Dynamic Growth Trust............................
Mid Cap Stock Trust.............................
Natural Resources Trust.........................
All Cap Growth Trust............................
Strategic OpportunitiesTrust....................
Financial Services Trust........................
International Stock Trust.......................
Overseas Trust..................................
International Small Cap Trust...................
International Value Trust.......................
Quantitative Mid Cap Trust......................
Mid Cap Core Trust..............................
Global Trust....................................
(formerly, the Global Equity Trust)
Strategic Growth Trust..........................
Capital Appreciation Trust......................
Quantitative All Cap Trust......................
All Cap Core Trust..............................
(formerly, Growth Trust)
Large Cap Growth Trust..........................
Quantitative Equity Trust.......................
Blue Chip Growth Trust..........................
U.S. Large Cap Trust............................
(formerly, U.S. Large Cap Value Trust)
Strategic Value Trust...........................
(formerly, Capital Opportunities Trust)
Large Cap Value Trust...........................
Utilities Trust.................................
Real Estate Securities Trust....................
Small Cap Opportunities Trust...................
Small Company Value Trust.......................
Special Value Trust.............................
Mid Cap Value Trust.............................
Value Trust.....................................
All Cap Value Trust.............................
Equity-Index Trust..............................
Fundamental Value Trust.........................
Growth & Income Trust...........................
Great Companies - America.......................
Equity-Income Trust.............................
Income & Value Trust............................
Balanced Trust..................................
Global Allocation Trust.........................
(formerly, Tactical Allocation Trust)
High Yield Trust................................
Strategic Bond Trust............................
Global Bond Trust...............................
Diversified  Bond Trust.........................

Investment Quality Bond Trust...................
Total Return Trust..............................
Real Return Bond Trust..........................
U.S. Government Securities Trust................
Money Market Trust..............................
Small Cap Index Trust...........................
International Index Trust.......................
Mid Cap Index Trust.............................
Total Stock Market Index Trust..................
500 Index Trust.................................
Lifestyle Aggressive 1000 Trust.................
Lifestyle Growth 820 Trust......................
Lifestyle Balanced 640 Trust....................
Lifestyle Moderate 460 Trust....................
Lifestyle Conservative 280 Trust................
Small-Mid Cap Growth Trust......................
Small-Mid Cap Trust.............................
International Equity Select Trust...............
Select Growth Trust.............................
Global Equity Select Trust......................
Core Value Trust................................
High Grade Bond Trust...........................



                               SERIES III SHARES



                                                                             DISTRIBUTION PAYMENT TO
                                                       SERVICE FEE   MANUFACTURERS FINANCIAL SECURITIES LLC
PORTFOLIO                                               PAYMENTS               (THE DISTRIBUTOR)
-----------------------------------------------------------------------------------------------------------
Science & Technology Trust..................
Pacific Rim Trust...........................
(Formerly, Pacific Rim Emerging Markets Trust)
Health Sciences Trust.......................
Emerging Growth Trust.......................
Aggressive Growth Trust.....................
Emerging Small Company Trust................
Small Company Blend Trust...................
Dynamic Growth Trust........................
Mid Cap Stock Trust.........................
Natural Resources Trust.....................
All Cap Growth Trust........................
Strategic Opportunitiestrust................
Financial Services Trust....................
International Stock Trust...................
Overseas Trust..............................
International Small Cap Trust...............
International Value Trust...................
Quantitative Mid Cap Trust..................
Mid Cap Core Trust..........................
Global Trust................................
(Formerly, the Global Equity Trust)
Strategic Growth Trust......................
Capital Appreciation Trust..................
Quantitative All Cap Trust..................
All Cap Core Trust..........................
(Formerly, Growth Trust)
Large Cap Growth Trust......................
Quantitative Equity Trust...................
Blue Chip Growth Trust......................
U.S. Large Cap Trust........................

(formerly, U.S. Large Cap Value Trust)
Strategic Value Trust.......................
(formerly, Capital Opportunities Trust)
Large Cap Value Trust.......................
Utilities Trust.............................
Real Estate Securities Trust................
Small Cap Opportunities Trust...............
Small Company Value Trust...................
Special Value Trust.........................
Mid Cap Value Trust.........................
Value Trust.................................
All Cap Value Trust.........................
Equity-Index Trust..........................
Fundamental Value Trust.....................
Growth & Income Trust.......................
Great Companies - America...................
Equity-Income Trust.........................
Income & Value Trust........................
Balanced Trust..............................
Global Allocation Trust.....................
(formerly, Tactical Allocation Trust)
High Yield Trust............................
Strategic Bond Trust........................
Global Bond Trust...........................
Diversified  Bond Trust.....................
Investment Quality Bond Trust...............
Total Return Trust..........................
Real Return Bond Trust......................
U.S. Government Securities Trust............
Money Market Trust..........................
Small Cap Index Trust.......................
International Index Trust...................
Mid Cap Index Trust.........................
Total Stock Market Index Trust..............
500 Index Trust.............................
Lifestyle Aggressive 1000 Trust.............
Lifestyle Growth 820 Trust..................
Lifestyle Balanced 640 Trust................
Lifestyle Moderate 460 Trust................
Lifestyle Conservative 280 Trust............
Small-Mid Cap Growth Trust..................
Small-Mid Cap Trust.........................
International Equity Select Trust...........
Select Growth Trust.........................
Global Equity Select Trust..................
Core Value Trust............................
High Grade Bond Trust.......................


                               PORTFOLIO BROKERAGE

         Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The Subadvisers have no formula for the distribution of the Trust's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable portfolio of the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

         Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

         -  price, dealer spread or commission, if any,

         - the reliability, integrity and financial condition of the broker-dealer,

         -  size of the transaction,

         -  difficulty of execution,

         -  brokerage and research services provided, and

         -  confidentiality and anonymity.

         Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser, could result in the applicable portfolio of the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

         Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Trust brokerage. The portion not attributable to research will be paid by the Subadviser.

     Sub-advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the portfolios), although not all of these services are necessarily useful and of value in managing the portfolios. The management fee paid by a portfolio is not reduced because a Subadviser and its affiliates receive such services.

As noted above, a Sub-adviser may purchase new issues of securities for the portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

         -  the value of securities,

         -  the advisability of purchasing or selling securities,

         - the availability of securities or purchasers or sellers of securities, and

         - analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and
            (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

         To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for portfolios of the Trust will also be available for the benefit of other portfolios managed by the Subadvisers.

         Sales Volume Considerations. Consistent with the foregoing considerations and the Rules of Fair Practice of the NASD, sales of insurance contracts which offer Trust portfolios may be considered as a factor in the selection of brokers or dealers. A higher cost broker-dealer will not be selected, however, solely on the basis of sales volume, but will be selected in accordance with the criteria set forth above.

         "Step Out" Transactions. A Subadviser may execute an entire transaction with one broker to obtain best execution of the order and allocate a portion of the transaction and related commission to another broker in connection with provision of nonexecution services.

         Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the Trust's portfolios. Although investment determinations for the Trust's portfolios will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Trust's portfolios by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Trust's portfolios and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Trust's portfolios and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Trust portfolios and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Trust believes that its participation in such transactions on balance will produce better overall results for the Trust.

         Affiliated Underwriting Transactions by the Subadvisers. The Trust's portfolios have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a portfolio may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a portfolio from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the portfolios could purchase.


         Brokerage Commissions Paid. For the years ended December 31 2003, 2002 and 2001, the Trust paid brokerage commissions in connection with portfolio transactions of $_______, $35,188,741 and $32,382,644, respectively, allocated among the portfolios as follows:



           Portfolio              2003         2002           2001
           ---------              ----         ----           ----
Internet Technologies Trust                 $   95,057     $   42,232
Pacific Rim Trust                              122,750        328,475
Science & Technology Trust                   1,073,615      1,449,886
International Small Cap Trust                4,602,362      7,611,636
Health Sciences Trust                          166,836         37,409(5)
Aggressive Growth Trust                        789,040        599,173
Emerging Small Company Trust                   734,959        401,351
Small Company Blend Trust                      367,283        145,413
Dynamic Growth Trust                           238,209        393,045
Mid Cap Stock Trust                            882,136        390,457
All Cap Growth Trust                         1,068,156      1,053,416

Financial Services Trust                     66,509        37,784(5)
Overseas Trust                            1,005,796       995,590
International Stock Trust                   321,038       368,625
International Value Trust                   593,077       377,589
Capital Appreciation Trust                  218,122        76,973
Strategic Opportunities Trust             5,562,523     5,539,294
Quantitative Mid Cap Trust                1,000,592       476,161(5)
GLOBALTRUST                               1,577,719     1,659,102
Strategic Growth Trust                      397,697       143,751(5)
Growth Trust                                908,194       858,885
Large Cap Growth Trust                    1,083,812     1,062,531
All Cap Value Trust                         129,936        73,294(5)
Capital Opportunities Trust                 158,877        52,986(5)
Quantitative Equity Trust                 1,309,471     1,167,415
Blue Chip Growth Trust                    1,526,007     1,443,026
Utilities Trust                              85,105        41,357(5)
Real Estate Securities Trust                545,457       431,884
Small Company Value Trust                   542,906       290,673
Mid Cap Value Trust                         933,790       230,028(5)
Value Trust                                 567,062       464,503
Equity-Index Trust                            8,143         6,876
Global Allocation Trust                      23,272        32,336
Fundamental Value Trust                     302,795       137,167(5)
Growth & Income Trust                     2,921,260     1,646,676
U.S. Large Cap Value Trust                  893,086       483,125
Equity-Income Trust                         697,932       811,272
Income & Value Trust                        572,136       351,851
Balanced Trust                              344,858       320,411
PORTFOLIO                                      2002          2001
High Yield Trust                             N/A                3
Strategic Bond Trust                         N/A           N/A
Global Bond Trust                            N/A            5,365
Total Return Trust                            3,145        62,979
Investment Quality Bond Trust                   216        N/A
Diversified Bond Trust                       N/A           N/A
U.S. Government Securities Trust             N/A           N/A
Money Market Trust                           N/A           N/A
Small Cap Index Trust                       105,770        58,507
International Index Trust                    12,126        11,592
Mid Cap Index Trust                          54,948        26,630
Total Stock Market Index Trust               10,404        16,227
500 Index Trust                              28,729        32,553
Lifestyle Aggressive 1000 Trust              N/A           N/A
Lifestyle Growth 820 Trust                   N/A           N/A
Lifestyle Balanced 640 Trust                 N/A           N/A
Lifestyle Moderate 460 Trust                 N/A           N/A
Lifestyle Conservative 280 Trust             N/A           N/A

Small--Mid Cap Growth Trust                 6,057        4,439(6)
Small-Mid Cap Trust                       152,915        5,753(6)
International Equity Select Trust          34,538        4,289(6)
Select Growth Trust                         3,509        4,500(6)
Global Equity Select Trust                  1,534        3,025(6)
Core Value Trust                            4,253        3,808(6)
High Grade Bond Trust                       N/A          N/A(6)


(3) For the period May 1, 2000 (commencement of operations) to December 31,
    2000.

(4) For the period November 1, 2000 (commencement of operations) to December 31, 2000.

(5) For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(6) For the period July 16, 2001 (commencement of operations) to December 31, 2001.

         Brokerage Commissions Paid to Affiliated Brokers
Commission Paid to J.P. Morgan Securities


         For the year ended December 31, 2001 , 2002 and 2003 brokerage commissions were paid to J.P. MORGAN SECURITIES INC. by the Overseas Trust as follows:



                                                                                                         % OF AGGREGATE
                                                                       % OF PORTFOLIO'S BROKERAGE          $ AMOUNT OF
                                                                         COMMISSIONS REPRESENTED          TRANSACTIONS
           PORTFOLIO                               COMMISSIONS               FOR THE PERIOD              FOR THE PERIOD
           ---------                               -----------         --------------------------        --------------
Year ended December 31, 2002:
Overseas Trust.................................      $34,333                     3.41%                       0.10%
Year ended December 31, 2001:
Overseas Trust.................................      $11,737                     1.18%                       0.00%


Commissions Paid to Fidelity Capital Markets


         For the years ended December 31, 2001 , 2002 and 2003 brokerage commissions were paid to FIDELITY CAPITAL MARKETS by the Strategic Opportunities Trust, the Large Cap Growth Trust, the Income & Value Trust and the Diversified Bond Trust as follows:

                                                                          % OF AGGREGATE
                                                                    % OF PORTFOLIO'S BROKERAGE           $ AMOUNT OF
                                                                      COMMISSIONS REPRESENTED            TRANSACTIONS
           PORTFOLIO                                  COMMISSIONS         FOR THE PERIOD                FOR THE PERIOD
           ---------                                  -----------         --------------                --------------
Year ended December 31, 2002:
Overseas Trust.....................................       $0                 0.00%                           0.00%
Year ended December 31, 2001:
Overseas Trust.....................................       $0                    0%                           0.00%



Commissions Paid to Morgan Stanley & Co., Incorporated


         For the years ended December 31, 2003, 2002 and 2001 , brokerage commissions were paid as follows:



                                                                                                                 % OF AGGREGATE
                                                                             % OF PORTFOLIO'S BROKERAGE           $ AMOUNT OF
                                                                               COMMISSIONS REPRESENTED            TRANSACTIONS
                      PORTFOLIO                              COMMISSIONS           FOR THE PERIOD                FOR THE PERIOD
                      ---------                              -----------           --------------                --------------
Year ended December 31, 2002:
Global Trust (formerly, the Global Equity Trust).........      $169,139                 10.72%                       0.48%
Year ended December 31, 2001:
Global Trust.............................................      $      0                  0.00%                       0.00%


Commissions Paid to Morgan Stanley International


         For the year ended December 31, 2003. 2002 and 2001 , brokerage commissions were paid as follows:



                                                                                                           % OF AGGREGATE
                                                                           % OF PORTFOLIO'S BROKERAGE        $ AMOUNT OF
                                                                            COMMISSIONS REPRESENTED         TRANSACTIONS
           PORTFOLIO                                   COMMISSIONS              FOR THE PERIOD             FOR THE PERIOD
           ---------                                   -----------              --------------             --------------
Year ended December 31, 2002:
Global Trust........................................       $0                       0.00%                       0.00%
Year ended December 31, 2001:
Global Trust........................................       $0                       0.00%                       0.00%


Commissions Paid to Robert Fleming


         For the years ended December 31, 2003, 2002 and 2001 brokerage commissions were paid to ROBERT FLEMING as follows:


                                                                                                              % OF AGGREGATE
                                                                            % OF PORTFOLIO'S BROKERAGE         $ AMOUNT OF
                                                                              COMMISSIONS REPRESENTED          TRANSACTIONS
           PORTFOLIO                                      COMMISSIONS             FOR THE PERIOD              FOR THE PERIOD
           ---------                                      -----------             --------------              --------------
Year ended December 31, 2002:
International Stock Trust.............................        $0                     0.00%                        0.00%
Year ended December 31, 2001:
International Stock Trust.............................        $0                     0.00%                        0.00%



Commissions Paid to Ord Minnet


         For the years ended December 31, 2003, 2002 and 2001 , brokerage commissions were paid as follows:


                                                                                                          % OF AGGREGATE
                                                                           % OF PORTFOLIO'S BROKERAGE      $ AMOUNT OF
                                                                             COMMISSIONS REPRESENTED       TRANSACTIONS
           PORTFOLIO                                      COMMISSIONS            FOR THE PERIOD           FOR THE PERIOD
           ---------                                      -----------            --------------           --------------
Year ended December 31, 2002:
International Stock Trust.............................      $1,787                   0.56%                    0.01%
Year ended December 31, 2001:
International Stock Trust.............................      $  760                   0.21%                    0.00%

Commissions Paid to Jardine Fleming


         For the year ended December 31, 2001 , 2002 and 2003 brokerage commissions were paid to JARDINE FLEMING as follows:


                                                                                                              % OF AGGREGATE
                                                                          % OF PORTFOLIO'S BROKERAGE           $ AMOUNT OF
                                                                            COMMISSIONS REPRESENTED            TRANSACTIONS
           PORTFOLIO                                    COMMISSIONS             FOR THE PERIOD                FOR THE PERIOD
           ---------                                    -----------             --------------                --------------
Year ended December 31, 2002:
International Stock Trust...........................        $0                     0.00%                          0.00%
Year ended December 31, 2001:
International Stock Trust...........................        $0                     0.00%                          0.00%



Commissions Paid to DLJ


         For the year ended December 31, 2001 , 2002 and 2003 , brokerage commissions were paid to DLJ as follows:


                                                                                                               % OF AGGREGATE
                                                                          % OF PORTFOLIO'S BROKERAGE            $ AMOUNT OF
                                                                            COMMISSIONS REPRESENTED             TRANSACTIONS
           PORTFOLIO                                    COMMISSIONS             FOR THE PERIOD                 FOR THE PERIOD
           ---------                                    -----------             --------------                 --------------
Year ended December 31, 2002:
Small Company Value Trust.............................      $0                      0.00%                          0.00%
Year ended December 31, 2001:
Small Company Value Trust.............................      $0                      0.00%                          0.00%




         For the years ended December 31, 2001 , 2002 and 2003 brokerage commissions were paid to BNP SECURITIES by the Small Company Value Trust as follows:


                                                                                                          % OF AGGREGATE
                                                                     % OF PORTFOLIO'S BROKERAGE            $ AMOUNT OF
                                                                       COMMISSIONS REPRESENTED             TRANSACTIONS
           PORTFOLIO                                COMMISSIONS            FOR THE PERIOD                 FOR THE PERIOD
           ---------                                -----------            --------------                 --------------
Year ended December 31, 2002:
Small Company Value Trust........................       $0                    0.00%                           0.00%
Year ended December 31, 2001:
Small Company Value Trust........................       $0                    0.00%                           0.00%



                        PURCHASE AND REDEMPTION OF SHARES

         The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

         - trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

         - an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

         - the SEC by order so permits for the protection of security holders of the Trust.

                        DETERMINATION OF NET ASSET VALUE

         The following supplements the discussion of the valuation of portfolio assets set forth in the Prospectus under "Purchase and Redemption of Shares."

         Except for the types of securities described below, securities held by the portfolios will be valued as follows:

- Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

- Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

- Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

- Shares of the Underlying Portfolios held by the Lifestyle Trusts are valued at their net asset value as described in the Prospectus under "Purchase and Redemption of Shares."

         Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

         Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Trust. Debt instruments with a remaining maturity of 60 days or less held by each of the portfolios, other than the Money Market Trust, and all instruments held by the Money Market Trust, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

         Money Market Trust - Rule 2a-7. The Money Market Trust uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, the Money Market Trust will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Trust is only permitted to purchase securities that the Subadviser determines present minimal credit risks and at the time of purchase are "eligible securities," as defined by Rule 2a-7. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Trust will invest only in obligations that have remaining maturities of 397 days or less.


         The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Trust's price per share as computed for the purpose of sales and redemptions at $10.00. The procedures include a direction to the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant net asset value of $10.00 per share. The procedures also include a directive to the Adviser that requires that to determine net asset value per share based upon available market quotations, the Money Market Trust shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the Subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Trust, of the fair value of securities held by the Money Market Trust.

         In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in net asset value, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Trust's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:

          -    redeeming shares in kind;

          - selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Trust;

          -    withholding or reducing dividends;

          - utilizing a net asset value per share based on available market quotations; or

          - investing all cash in instruments with a maturity on the next business day.

The Money Market Trust may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $10.00 per share. Any such redemption will be treated as a negative dividend for purposes of the Net Investment Factor under the contracts issued by Manulife New York and Manufacturers USA.

                                PERFORMANCE DATA


         Each of the portfolios may quote total return figures in its advertising and sales materials. The figures will always include the average annual total return for recent one period and, when applicable, five and ten year periods and where less than five or ten years, the period since the inception date of the portfolio. In the case of the Pacific Rim , Real Estate Securities, Quantitative Equity and Equity Index Trusts, such quotations will be for periods that include the performance of the predecessor portfolios of Manulife Series Fund, Inc.


         The average annual total return is the average annual compounded rate of return that equates the initial amount invested to the market value of such investment on the last day of the period for which such return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. All recurring fees, such as advisory fees charged to the Trust, and all Trust expenses are reflected in the calculations. There are no non-recurring fees, such as sales loads, surrender charges or account fees, charged by the Trust. If the period since inception is less than one year, the figures will be based on an aggregate total return rather than an average annual total return.

         The performance data below does not reflect the expenses of any variable products that may use the Trust as its underlying investment vehicle. If such expenses were reflected, performance would be lower.

                                 SERIES I SHARES
                           TOTAL ANNUALIZED RETURN(3)


                                                                          SINCE INCEPTION
                                                                            OR 10 YEARS,
                                                 ONE YEAR     FIVE YEARS    WHICHEVER IS
                                                   ENDED         ENDED     SHORTER THROUGH   DATE FIRST
               TRUST PORTFOLIO                  12/31/2003    12/31/2003     12/31/2003      AVAILABLE
--------------------------------------------    ----------    ----------  ----------------   ----------
Science & Technology Trust                        50.39%        -7.19%          1.27%        01/01/97
Pacific Rim Trust (formerly, Pacific Rim          40.72%         4.30%         -1.15%        10/04/94
Emerging Markets Trust)(1)
Health Sciences Trust                             36.22%          N/A           2.69%        04/30/01
Emerging Growth Trust                               N/A           N/A          30.84%        05/05/03
Aggressive Growth Trust                           33.87%         0.37%          0.87%        01/01/97
Emerging Small Company Trust                      39.73%         5.02%          5.94%        01/01/97
Small Company Blend Trust                         39.71%          N/A           1.02%        05/01/99

Dynamic Growth Trust                              29.03%          N/A         -24.73%        05/01/00
Mid Cap Stock Trust                               42.33%          N/A          -1.10%        05/01/99
Natural Resources Trust                             N/A           N/A          44.00%        05/05/03
All Cap Growth Trust                              29.24%        -0.79%          5.50%        03/04/96
Strategic Opportunities Trust                     25.84%        -4.82%          5.69%(2)     06/18/85
Financial Services Trust                          33.58%          N/A           0.78%        04/30/01
International Stock Trust                         30.27%        -2.83%         12.42%        01/01/97
Overseas Trust                                    43.83%         0.36%          3.18%        01/09/95
International Small Cap Trust                     54.94%         3.10%          4.71%        03/04/96
International Value Trust                         44.86%          N/A           0.86%        05/01/99
Quantitative Mid Cap Trust                        38.53%          N/A          -4.90%        04/30/01
Mid Cap Core Trust                                  N/A           N/A          22.56%        05/05/03
Global Trust (formerly, Global Equity Trust)      27.46%         0.12%          5.34%(2)     03/18/88
Strategic Growth Trust                            26.86%          N/A          -7.81%        04/30/01
Capital Appreciation Trust                        29.47%          N/A         -13.02%        11/01/00
Quantitative All Cap Trust                          N/A           N/A          24.49%        05/05/03
All Cap Core Trust (formerly, Growth Trust)       31.54%        -5.05%          3.84%        07/15/96
Large Cap Growth Trust                            25.33%        -3.11%          5.26%(2)     08/03/89
Quantitative Equity Trust(1)                      23.55%        -2.22%          7.91%(2)     04/30/87
Blue Chip Growth Trust                            29.17%        -0.60%          9.15%(2)     12/11/92
U.S. Large Cap Trust (formerly, U.S. Large        37.06%          N/A           1.16%        05/01/99
Cap Value Trust)
Strategic Value Trust (formerly, Capital
Opportunities Trust)                              28.78%          N/A          -7.90%        04/30/01
Large Cap Value Trust                               N/A           N/A          27.65%        05/05/03
Utilities Trust                                   34.53%          N/A          -9.36%        04/30/01
Real Estate Securities Trust(1)                   39.15%        11.23%          9.77%(2)     04/30/87
Small Cap Opportunities Trust                       N/A           N/A          40.00%        05/05/03
Small Company Value Trust                         33.66%         8.91%          5.47%        10/01/97
Special Value Trust                                 N/A           N/A          26.56%        05/05/03

Mid Cap Value Trust                               25.36%          N/A           6.39%        04/30/01
Value Trust                                       38.76%         6.05%          7.05%        01/01/97
All Cap Value Trust                               38.36%          N/A           0.28%        04/30/01
Equity Index Trust(1)                             28.29%        -0.88%          8.26%        02/14/96
Fundamental Value Trust                           29.83%          N/A           0.78%        04/30/01
Growth & Income Trust                             26.59%        -1.27%          9.91%(2)     04/23/91
Equity-Income Trust                               25.57%         5.20%         10.98%        02/19/93
Income & Value Trust                              26.48%         4.11%          7.87%(2)     08/03/89
Balanced Trust                                    14.30%        -4.75%          0.77%        01/01/97
Global Allocation Trust (formerly, Tactical
Allocation Trust)                                 26.43%          N/A          -5.45%        05/01/00
High Yield Trust                                  24.15%         1.49%          3.21%        01/01/97
Strategic Bond Trust                              13.11%         7.53%          7.80%        02/19/93
Global Bond Trust                                 15.40%         5.75%          6.75%(2)     03/18/88
Diversified Bond Trust                             4.60%         6.02%          7.44%(2)     08/03/89
Investment Quality Bond Trust                      7.32%         6.35%          6.62%(2)     06/18/85
Total Return Trust                                 5.02%          N/A           6.92%        05/01/99
Real Return Bond Trust                              N/A           N/A           4.88%        05/05/03
U.S. Government Securities Trust                   1.73%         5.40%          5.99%(2)     03/18/88
Money Market Trust                                 0.58%         3.14%          4.04%(2)     06/18/85
Small Cap Index Trust                             45.79%          N/A           2.32%        05/01/00
International Index Trust                         32.18%          N/A          -7.00%        05/01/00
Mid Cap Index Trust                               34.57%          N/A           5.14%        05/01/00
Total Stock Market Index Trust                    30.54%          N/A          -5.30%        05/01/00
500 Index Trust                                   28.01%          N/A          -6.36%        05/01/00
Lifestyle Aggressive 1000 Trust                   34.91%         0.04%          2.20%        01/07/97
Lifestyle Growth 820 Trust                        29.55%         2.24%          4.39%        01/07/97
Lifestyle Balanced 640 Trust                      23.97%         4.15%          5.75%        01/07/97

Lifestyle Moderate 460 Trust                      17.83%         4.69%          6.67%        01/07/97
Lifestyle Conservative 280 Trust                  11.47%         5.62%          7.20%        01/07/97
Small-Mid Cap Growth Trust                        37.76%          N/A          -8.41%        07/16/01
Small-Mid Cap Trust                               23.15%          N/A          -1.21%        07/16/01
International Equity Select Trust                 27.97%          N/A           3.46%        07/16/01
Select Growth Trust                               25.87%          N/A          -7.30%        07/16/01
Global Equity Select Trust                        21.79%          N/A           1.08%        07/16/01
Core Value Trust                                  23.89%          N/A          -2.75%        07/16/01
High Grade Bond Trust                              1.20%          N/A           6.20%        07/16/01

                                SERIES II SHARES
                           TOTAL ANNUALIZED RETURN(3)


                                                                          SINCE INCEPTION
                                                                           OR 10 YEARS,
                                                 ONE YEAR     FIVE YEARS   WHICHEVER IS
                                                   ENDED        ENDED     SHORTER THROUGH    DATE FIRST
               TRUST PORTFOLIO                  12/31/2003    12/31/2003     12/31/2003      AVAILABLE
--------------------------------------------    ----------    ----------  ----------------   ----------
Science & Technology Trust                        50.46%          N/A        -5.00%          01/28/02
Pacific Rim Trust (formerly, Pacific Rim          40.52%          N/A        11.44%          01/28/02
Emerging Markets Trust)(1)
Health Sciences Trust                             35.91%          N/A         1.95%          01/28/02
Emerging Growth Trust                               N/A           N/A        30.68%          05/05/03
Aggressive Growth Trust                           33.57%          N/A         1.40%          01/28/02
Emerging Small Company Trust                      39.48%          N/A         1.21%          01/28/02
Small Company Blend Trust                         39.63%          N/A         3.38%          01/28/02
Dynamic Growth Trust                              29.12%          N/A       - 0.12%          01/28/02
Mid Cap Stock Trust                               41.97%          N/A         5.69%          01/28/02
Natural Resources Trust                             N/A           N/A        43.84%          05/05/03
All Cap Growth Trust                              28.99%          N/A        -0.43%          01/28/02
Strategic Opportunities Trust                     25.61%          N/A       -10.34%          01/28/02
Financial Services Trust                          33.40%          N/A         5.48%          01/28/02
International Stock Trust                         30.26%          N/A       - 0.72%          01/28/02
Overseas Trust                                    43.71%          N/A         8.54%          01/28/02
International Small Cap Trust                     54.73%          N/A        13.76%          01/28/02
International Value Trust                         44.52%          N/A        10.56%          01/28/02
Quantitative Mid Cap Trust                        38.32%          N/A         4.40%          01/28/02
Mid Cap Core Trust                                  N/A           N/A        22.40%          05/05/03
Global Trust (formerly, the Global Equity         27.23%          N/A         2.65%          01/28/02
Trust)
Strategic Growth Trust                            26.61%          N/A        -2.68%          01/28/02
Capital Appreciation Trust                        29.35%          N/A        -4.30%          01/28/02
Quantitative All Cap Trust                          N/A           N/A        24.38%          05/05/03

All Cap Core Trust (formerly, Growth Trust)       31.26%          N/A         0.19%          01/28/02
Large Cap Growth Trust                            25.24%          N/A        -1.30%          01/28/02
Quantitative Equity  Trust(1)                     23.40%          N/A        -4.82%          01/28/02
Blue Chip Growth Trust                            29.02%          N/A        -0.25%          01/28/02
U.S. Large Cap Trust (formerly, U.S. Large        36.68%          N/A         2.26%          01/28/02
Cap Value Trust)
Strategic Value Trust (formerly, Capital                                                     01/28/02
Opportunities Trust)                              28.68%          N/A        -1.31%
Large Cap Value Trust                               N/A           N/A        27.49%          05/05/03
Utilities Trust                                   34.25%          N/A         4.41%          01/28/02
Real Estate Securities Trust(1)                   38.93%          N/A        20.42%          01/28/02
Small Cap Opportunities Trust                       N/A           N/A        39.84%          01/28/02
Small Company Value Trust                         33.56%          N/A        12.37%          1/28/02
Special Value Trust                                 N/A           N/A        26.40%          05/05/03
Mid Cap Value Trust                               25.14%          N/A         8.14%          01/28/02
Value Trust                                       38.60%          N/A         4.21%          01/28/02
All Cap Value Trust                               38.16%          N/A         0.00%          01/28/02
Fundamental Value Trust                           29.57%          N/A         5.47%          01/28/02
Growth & Income Trust                             26.41%          N/A        -1.27%          01/28/02
Equity-Income Trust                               25.40%          N/A         4.68%          01/28/02
Income & Value Trust                              26.29%          N/A         3.72%          01/28/02
Balanced Trust                                    14.18%          N/A        -0.75%          01/28/02
Global Allocation Trust (formerly, Tactical                                                  01/28/02
Allocation Trust)                                 26.47%          N/A        -0.90%
High Yield Trust                                  23.91%          N/A         7.36%          01/28/02
Strategic Bond Trust                              12.93%          N/A        10.54%          01/28/02
Global Bond Trust                                 15.25%          N/A        18.90%          01/28/02
Diversified Bond Trust                             4.59%          N/A         6.11%          01/28/02
Investment Quality Bond Trust                      7.24%          N/A         8.42%          01/28/02
Total Return Trust                                 4.87%          N/A         6.92%          01/28/02
Real Return Bond Trust                              N/A           N/A         4.80%          05/05/03
U.S. Government Securities Trust                   1.59%          N/A         4.68%          01/28/02

Money Market Trust                                 1.18%          N/A         0.66%          01/28/02
Small Cap Index Trust                             45.33%          N/A         8.15%          01/28/02
International Index Trust                         32.12%          N/A         7.25%          01/28/02
Mid Cap Index Trust                               34.32%          N/A         7.05%          01/28/02
Total Stock Market Index Trust                    30.31%          N/A         1.94%          01/28/02
500 Index Trust                                   27.76%          N/A         0.09%          01/28/02
Lifestyle Aggressive 1000 Trust                   34.91%          N/A         4.87%          01/28/02
Lifestyle Growth 820 Trust                        29.55%          N/A         5.45%          01/28/02
Lifestyle Balanced 640 Trust                      23.97%          N/A         6.33%          01/28/02
Lifestyle Moderate 460 Trust                      17.83%          N/A         6.72%          01/28/02
Lifestyle Conservative 280 Trust                  11.46%          N/A         6.78%          01/28/02
Small-Mid Cap  Trust                              22.84%          N/A        15.87%          11/25/02
International Equity Select Trust                 27.68%          N/A        22.32%          11/25/02
High Grade Bond Trust                              0.99%          N/A         2.51%          11/25/02


                                SERIES III SHARES
                           TOTAL ANNUALIZED RETURN(3)


                                                                          SINCE INCEPTION
                                                                            OR 10 YEARS,
                                                 ONE YEAR     FIVE YEARS   WHICHEVER IS
                                                  ENDED         ENDED     SHORTER THROUGH    DATE FIRST
               TRUST PORTFOLIO                  12/31/2003    12/31/2003    12/31/2003       AVAILABLE
--------------------------------------------    ----------    ----------  ---------------    ----------
Science & Technology Trust                          N/A          N/A         7.73%           09/05/03
Pacific Rim Trust (formerly, Pacific Rim            N/A          N/A        11.02%           09/05/03
Emerging Markets Trust)(1)
Health Sciences Trust                               N/A          N/A         5.93%           09/05/03
Emerging Growth Trust                               N/A          N/A         4.77%           09/05/03
Aggressive Growth Trust                             N/A          N/A         6.58%           09/05/03
Emerging Small Company Trust                        N/A          N/A         7.60%           09/05/03
Mid Cap Stock Trust                                 N/A          N/A        10.42%           09/05/03
All Cap Growth Trust                                N/A          N/A         6.90%           09/05/03

Natural Resources Trust                             N/A          N/A        22.28%           09/05/03
Financial Services Trust                            N/A          N/A        12.85%           09/05/03
International Stock Trust                           N/A          N/A        15.08%           09/05/03
Overseas Trust                                      N/A          N/A        16.14%           09/05/03
International Small Cap Trust                       N/A          N/A        14.89%           09/05/03
International Value Trust                           N/A          N/A        14.27%           09/05/03
Mid Cap Core Trust                                  N/A          N/A         5.87%           09/05/03
Strategic Growth Trust                              N/A          N/A         4.36%           09/05/03
Global Trust (formerly, Global Equity Trust)        N/A          N/A         9.07%           09/05/03
Capital Appreciation Trust                          N/A          N/A         5.51%           09/05/03
Quantitative All Cap Trust                          N/A          N/A        10.42%           09/05/03
Strategic Value Trust (formerly, Capital                                                     09/05/03
Opportunities Trust)                                N/A          N/A         6.48%
Quantitative Equity Trust(1)                        N/A          N/A         8.88%           09/05/03
Blue Chip Growth Trust                              N/A          N/A         7.80%           09/05/03
U.S. Large Cap Trust (formerly, U.S. Large          N/A          N/A         9.56%           09/05/03
Cap Value Trust)
Utilities Trust                                     N/A          N/A        11.20%           09/05/03
Real Estate Securities Trust(1)                     N/A          N/A        10.49%           09/05/03
Small Cap Opportunities Trust                       N/A          N/A        17.85%           09/05/03
Small Company Value Trust                           N/A          N/A         7.33%           09/05/03
Special Value Trust                                 N/A          N/A         7.99%           09/05/03
Mid Cap Value Trust                                 N/A          N/A         9.49%           09/05/03
All Cap Value Trust                                 N/A          N/A        11.03%           09/05/03
Fundamental Value Trust                             N/A          N/A        12.68%           09/05/03
Growth & Income Trust                               N/A          N/A         7.82%           09/05/03
Equity-Income Trust                                 N/A          N/A         9.81%           09/05/03
High Yield Trust                                    N/A          N/A         8.03%           09/05/03
Strategic Bond Trust                                N/A          N/A         5.01%           09/05/03
Diversified Bond Trust                              N/A          N/A         3.04%           09/05/03
Investment Quality Bond Trust                       N/A          N/A         4.14%           09/05/03
Global Bond Trust                                   N/A          N/A        11.81%           09/05/03
Total Return Trust                                  N/A          N/A         3.35%           09/05/03
Real Return Bond Trust                              N/A          N/A         5.64%           09/05/03
U.S. Government Securities Trust                    N/A          N/A         2.26%           09/05/03
Money Market Trust                                  N/A          N/A         0.04%           09/05/03
Small Cap Index Trust                               N/A          N/A         8.75%           09/05/03
International Index Trust                           N/A          N/A        15.57%           09/05/03

Mid Cap Index Trust                                 N/A          N/A         9.39%           09/05/03
Total Stock Market Index Trust                      N/A          N/A         8.62%           09/05/03
500 Index Trust                                     N/A          N/A         8.57%           09/05/03
Lifestyle Aggressive 1000 Trust                     N/A          N/A        11.53%           09/05/03
Lifestyle Growth 820 Trust                          N/A          N/A        10.12%           09/05/03
Lifestyle Balanced 640 Trust                        N/A          N/A         8.56%           09/05/03
Lifestyle Moderate 460 Trust                        N/A          N/A         6.76%           09/05/03
Lifestyle Conservative 280 Trust                    N/A          N/A         5.33%           09/05/03
High Grade Bond                                     N/A          N/A         2.20%           09/05/03
International Equity Select Trust                   N/A          N/A        16.95%           09/05/03
Small-Mid Cap Trust                                 N/A          N/A         7.25%           09/05/03


(1) On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these Trust portfolios is based upon the performance of their respective predecessor Manulife Series Fund, Inc. portfolios for periods prior to December 31, 1996.

(2) 10 Years

(3) Certain expenses of the portfolios listed below were waived. If such waiver were not in effect, returns would have been lower: Science & Technology, Health Sciences, International Stock, Blue Chip Growth, Small Company Value, Equity Index, Equity-Income, International Index, the Lifestyle Trusts, Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond.

The Trust may also from time to time include in advertising and sales literature the following:

          - information regarding its portfolio subadvisers, such as information regarding a subadviser's specific investment expertise, client base, assets under management or other relevant information;

          - quotations about the Trust, its portfolios or its investment subadvisers that appear in various publications and media; and

          - general discussions of economic theories, including, but not limited to, discussions of how demographics and political trends may effect future financial markets, as well as market or other relevant information.

The Trust may also from time to time advertise the performance of certain portfolios relative to that of unmanaged indices, including but not limited to the:

          -    Dow Jones Industrial Average,

          - Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices,

          -    S&P 500 Index,

          -    Value Line Composite, and

          - Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") and World Indices.

The Trust may also advertise the performance rankings assigned to certain portfolios or their investment Subadvisers by various statistical services, including but not limited to:

          -    SEI,

          - Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis and Variable Insurance Products Performance Analysis,

          - Variable Annuity Research and Data Service, Intersec Research Survey of Non-U.S. Equity Fund Returns,

          -    Frank Russell International Universe, and

          - any other data which may be presented from time to time by analysts such as Dow Jones, Morningstar, Chase International Performance, Wilson Associates, Stanger, CDA Investment Technology, the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average U.S. Government and Agency, or as such data may appear in various publications, including The Wall Street Journal, New York Times, Forbes, Barrons, Fortune, Money Magazine, Financial World and Financial Services Week.

                            SHAREHOLDERS OF THE TRUST


The Trust currently serves as the underlying investment medium for sums invested in variable contracts issued by:


- The Manufacturers Life Insurance Company of New York ("Manulife New York"), formerly First North American Life Assurance Company, a New York stock life insurance company that is a wholly owned subsidiary of Manufacturers USA. Manulife New York's corporate offices are located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.


- The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), a stock life insurance company organized under the laws of Pennsylvania and redomesticiated under the laws of Michigan. Manufacturers USA is an indirect wholly owned subsidiary of Manulife Financial and is located at 200 Bloor Street in Toronto, Canada, M4W 1E5.


Currently, the shareholders of the Trust ("Trust Shareholders") are as follows:


     (a) the two insurance companies described above . (Each insurance company that is a shareholder of the Trust holds Trust shares attributable to variable contracts in its separate accounts),

     (b) certain permitted entities which purchase Series III shares and which are describe in the Prospectus under "Multiple Classes of Shares - Series III Shares" ("Permitted Entities"),

     (c)  the Lifestyle Trusts and the Focused Allocation Trusts, and

     (d) certain entities which comply with the paragraph (d) under "Entities Eligible to Be Shareholders of the Trust" below.



The Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Trust shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of the Trust.


         Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, the By-laws of the Trust provide that shares of the Trust may be purchased only by the following eligible shareholders:

(a) separate accounts of Manulife New York, Manufacturers USA or of other insurance companies;

(b)  Manulife New York and Manufacturers USA;

(c)  MSS;


(d) any corporation related in a manner specified in Section 267(b) of the Code to Manulife New York, Manufacturers USA or MSS ("Manulife Affiliates"), and


(e)  any trustee of a qualified pension or retirement plan.





Voting of Shares by the Insurance Companies. The Trust and Manulife Affiliates have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to such companies in proportion to the timely voting instructions received from owners of the contracts participating in separate accounts of such insurance companies registered under the Investment Company Act of 1940 ("Contract Owner Instructions"). In addition, the Trust will vote all shares of the portfolios issued to Lifestyle Trusts and the Focused Allocation Trusts, and the Manulife Affiliates will vote all shares of the portfolio which they own, in proportion to Contract Owner Instructions.



Mixed Funding. Shares of the Trust may be sold to the Trust Shareholders described above. The Trust currently does not foresee any disadvantages to any Trust Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a Trust Shareholder from investing in the Trust.



Shareholders Who Own of Record or Beneficially More Than 5% of the Shares of a Trust Portfolio. The following shareholders own of record or beneficially more than 5% of the shares of any class of a Trust portfolio. Any shareholder who owns beneficially more than 25% of the shares of a Trust portfolio is presumed to control such portfolio.

  Trust                    Name and                                 Series and
Portfolios       Organizational Jurisdiction       Address   Percentage of Ownership
----------       ---------------------------       -------   -----------------------



The ultimate controlling parent of each entity listed below is Manulife Financial Corporation which is also the controlling parent of MSS, the adviser to the Trust. Each entity votes the shares it owns in proportion to Contract Owner Instructions.



Trustees and officers of the Trust, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each Series of each portfolio of the Trust.

                              HISTORY OF THE TRUST

Trust Name Change. Prior to October 1, 1997, the name of the Trust was NASL Series Trust.


Merger of Manulife Series Fund, Inc. into the Trust. Effective December 31, 1996, Manulife Series Fund, Inc., a registered management investment company with nine portfolios, was merged into the Trust. The net assets of four of the portfolios of Manulife Series Fund, Inc. were transferred to comparable existing portfolios of the Trust, and the remaining five portfolios -- the Pacific Rim , Real Estate Securities, Common Stock, Capital Growth and Equity Index Trusts were merged into newly created portfolios of the Trust.


         Prior Names of Portfolios. Some of the names of the portfolios have been changed at various times. The prior name of the portfolio and the date of the name change are set forth below.


     EXISTING NAME                PRIOR NAME              DATE OF CHANGE
----------------------   -----------------------------   -----------------
Blue Chip Growth         Pasadena Growth                 October 1, 1996
Quantitative Equity      Common Stock                    December 31, 1996
Equity-Income            Value Equity                    December 31, 1996
Emerging Small Company   Emerging Growth                 November 2, 1998
Large Cap Growth         Aggressive Asset Allocation     May 1, 1999
Income & Value           Moderate Asset Allocation       May 1, 1999
Diversified Bond         Conservative Asset Allocation   May 1, 1999
Overseas                 International Growth & Income   May 1, 1999
Mid Cap Growth           Small/Mid Cap                   May 1, 1999
Aggressive Growth        Pilgrim Baxter Growth           May 1, 1999
Global Bond              Global Government Bond          May 1, 1999
Mid Cap Blend            Equity                          May 1, 1999
All Cap Growth           Mid Cap Growth                  May 1, 2000
Mid Cap Blend            Strategic Opportunities         April 30, 2001
Growth                   All Cap Core                    November 25, 2002
U.S. Large Cap Value     U.S. Large Cap                  May 1, 2003
Capital Opportunities    Strategic Value                 May 1, 2003
Global Allocation        Tactical Allocation             May 1, 2003
Global                   Global Equity                   May 1, 2004
Pacific Rim              Pacific Rim Emerging Markets    May 1, 2004


                            ORGANIZATION OF THE TRUST

Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "FUND"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the portfolios, except the Health Sciences Trust, Global Bond Trust and the five Lifestyle Trusts, are diversified for purposes of the 1940 Act.

         Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

         The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

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         -     Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,

         - Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, and

         - Issue additional series of shares or separate classes of existing series of shares.

         Shares of the Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

         Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

         Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

         Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the portfolios' shareholders are the separate accounts of insurance companies, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S.

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

Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

         A portfolio will be subject to a non-deductible 4% excise tax to the extent that the portfolio does not distribute by the end of each calendar year
(a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "HEDGING AND OTHER STRATEGIC TRANSACTIONS"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a

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portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If a portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, a portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                             REPORTS TO SHAREHOLDERS


         The financial statements of the Trust at December 31, 2003, are incorporated herein by reference from the Trust's most recent Annual Reports and Semi Annuals report to Shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1.


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                             INDEPENDENT ACCOUNTANTS


         The financial statements of the Trust at December 31, 2003, including the related financial highlights which appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 160 Federal Street, Boston, MA 02110.


                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trusts, the Adviser and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

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                                   APPENDIX I

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA               Debt rated AAA has the highest rating assigned by S&P.
                  Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC
 -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

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

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

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                                   APPENDIX II

STANDARD & POOR'S CORPORATION DISCLAIMERS

The Equity Index Trust, 500 Index Trust and Mid Cap Index Trust (collectively, the "S&P Index Trusts") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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                                  APPENDIX III

                             Proxy Voting Procedures



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                                                      Adopted September 25, 2003

                         MANUFACTURERS INVESTMENT TRUST
                      PROXY VOTING POLICIES AND PROCEDURES

                               Table of Contents

I.       DELEGATION OF PROXY VOTING TO SUBADVISERS

             A. DELEGATION
             B. PROXY VOTING POLICIES AND PROCEDURES
             C. Underlying Funds

II.      MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

         A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST

         B.       DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

         C.       FILING OF PROXY VOTING RECORD ON FORM N-PX

IV.      ANNUAL RENEWAL OF PROXY VOTING POLICIES AND PROCEDURES

                                      * * *

     I.      DELEGATION OF PROXY VOTING TO SUBADVISERS

         A.       DELEGATION

                  The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

         B.       PROXY VOTING PROCEDURES

                  Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

         C.       UNDERLYING FUNDS

                  With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.      MATERIAL CONFLICTS OF INTEREST

         If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

         If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

         A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

             The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

         B.  DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

             The Trust shall disclose in its annual and semi-annual shareholder reports that:

             (a) a description of the Trust's proxy voting policies and procedures and (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

             1.   on the SEC's website, and

             2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     II.     FILING OF PROXY VOTING RECORD ON FORM N-PX

             The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

     III.    ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

             The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

                               ALLEGIANCE CAPITAL

                        PROXY AND CORPORATE ACTION VOTING
                             POLICIES AND PROCEDURES

POLICY

Allegiance Investment Management, LLC dba Allegiance Capital ("Allegiance") acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). While Allegiance primarily manages fixed income securities, it may on occasion hold a voting security (or a security for which shareholder action is solicited) in a client account. Thus, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Allegiance will vote all proxies or act on all other actions received in sufficient time prior to their deadlines as part of its full discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting on corporate actions for clients, Allegiance's utmost concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Allegiance will act in a manner deemed prudent and diligent and which is intended to enhance the economic value of the assets of the account.

PURPOSE

The purpose of these Proxy Voting and Corporate Action Policies and Procedures is to memorialize the procedures and policies adopted by Allegiance to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").

PROCEDURES

Allegiance's Operations Department is ultimately responsible for ensuring that all proxies received by Allegiance are voted in a timely manner and voted consistently across all portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.

Where a proxy proposal raises a material conflict of interest between Allegiance's interests and the client's, Allegiance will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Allegiance will abstain from voting the securities held by that client's account.

The Operations Department is also responsible for ensuring that all corporate actions received by Allegiance are addressed in a timely manner and consistent action is taken across all portfolios.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, Allegiance will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that Allegiance may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Allegiance will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advising clients how they may obtain information on how Allegiance voted their securities. Clients may obtain information on how their securities were voted or a copy of our Policies and Procedures by written request addressed to Allegiance.

GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

VOTE AGAINST

(a) Issues regarding Board entrenchment and anti-takeover measures such as the following:

         (i)      Proposals to stagger board members' terms;

         (ii) Proposals to limit the ability of shareholders to call special meetings;

         (iii)    Proposals to require super majority votes;

         (iv) Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

         (v)      Proposals regarding "fair price" provisions;

         (vi)     Proposals regarding "poison pill" provisions; and

         (vii)    Permitting "green mail".

(b)      Providing cumulative voting rights.

(c) "Social issues," unless specific client guidelines supersede, e.g., restrictions regarding South Africa.

VOTE FOR

(a) Election of directors recommended by management, except if there is a proxy fight.

(b) Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

(c)      Date and place of annual meeting.

(d)      Rotation of annual meeting place.

(e)      Limitation on charitable contributions or fees paid to lawyers.

(f) Ratification of directors' actions on routine matters since previous annual meeting.

(g)      Confidential voting.

(h)      Limiting directors' liability

CASE-BY-CASE

Proposals to:

(1)      Pay directors solely in stock.

(2)      Eliminate director mandatory retirement policy.

(3)      Mandatory retirement age for directors.

(4)      Rotate annual meeting location/date.

(5)      Option and stock grants to management and directors.

(6) Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.

PROXY POLICIES AND PROCEDURES

ADOPTED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       PROXY POLICIES

Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.       BOARDS OF DIRECTORS

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit and compensation committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

- Are not independent directors and sit on the board's audit or compensation committee;

- Attend less than 75 percent of the board and committee meetings without a valid excuse;

-        Implement or renew a dead-hand or modified dead-hand poison pill;

- Enacted egregious corporate governance policies or failed to replace management as appropriate;

- Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

- Long-term financial performance of the target company relative to its industry;

-        Management's track record;

-        Portfolio manager's assessment;

-        Qualifications of director nominees (both slates);

- Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

-        Background to the proxy contest.

II.      INDEPENDENT AUDITORS

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

- It is not clear that the auditors will be able to fulfill their function;

- There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

- The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III.     COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

- We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

- We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

- We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

- We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

- We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV.      CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

- We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

- We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

- We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

- We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.       SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

- We will generally abstain from shareholder social and environmental proposals.

- We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

- We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

- We will generally vote for proposals to lower barriers to shareholder action.

- We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.      OTHER

- We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

- We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

- We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department. The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                  American Century Investment Management, Inc.

                              PROXY VOTING POLICIES

American Century Investment Management, Inc. ("American Century") is the investment manager for a variety of clients, including the American Century family of mutual funds. As such, it has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by American Century.

GENERAL PRINCIPLES

In voting proxies, American Century is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. American Century will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, American Century will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A. ROUTINE MATTERS

      1.   ELECTION OF DIRECTORS

            a. GENERALLY. American Century will generally support the election of directors that result in a board made up of a majority of independent directors. In general, American Century will vote in favor of management's director nominees if they are running unopposed. American Century believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. American Century of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, American Century will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where American Century's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

            b. COMMITTEE SERVICE. American Century will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

            c. CLASSIFICATION OF BOARDS. American Century will support proposals that seek to declassify boards. Conversely, American

American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

                  Century will oppose efforts to adopt classified board structures.

            d. MAJORITY INDEPENDENT BOARD. American Century will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

            e. WITHHOLDING CAMPAIGNS. American Century will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

      2.    RATIFICATION OF SELECTION OF AUDITORS

            American Century will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. American Century believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or
            (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.

B. EQUITY-BASED COMPENSATION PLANS

            American Century believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. American Century recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. American Century will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

            American Century will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

            Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by American Century's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

            American Century will generally vote against the adoption of plans

                                                                          Page 2
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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

            or plan amendments that:

            - provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);

            - reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. American Century will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

            - establish restriction periods shorter than three years for restricted stock grants;

            - do not reasonably associate awards to performance of the company; and

            -     are excessively dilutive to the company.


C. ANTI-TAKEOVER PROPOSALS

In general, American Century will vote against any proposal, whether made by management or shareholders, which American Century believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

      1.    CUMULATIVE VOTING

            American Century will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. American Century believes that the elimination of cumulative voting constitutes an anti-takeover measure.

      2.    STAGGERED BOARD

            If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, American Century believes that staggered boards are primarily an anti-takeover device and will vote against them. However, American Century does not necessarily vote against the re-election of staggered boards.

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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

      3.    "BLANK CHECK" PREFERRED STOCK

            Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, American Century will vote against blank check preferred stock. However, American Century may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

      4.    ELIMINATION OF PREEMPTIVE RIGHTS

            When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

            While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. American Century generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

      5.    NON-TARGETED SHARE REPURCHASE

            A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. American Century finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.

      6.    INCREASE IN AUTHORIZED COMMON STOCK

            The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. American Century will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock

                                                                          Page 4
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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

            dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, American Century will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

      7.    "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

            A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. American Century believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

      8.    "FAIR PRICE" AMENDMENTS

            This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. American Century will carefully examine all fair price proposals. In general, American Century will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

      9.    LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

            The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. American Century believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

      10.   POISON PILLS OR SHAREHOLDER RIGHTS PLANS

            Many companies have now adopted some version of a poison pill plan

                                                                          Page 5
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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

            (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

            The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. American Century believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. American Century will generally vote against all forms of poison pills.

            We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

      11.   GOLDEN PARACHUTES

            Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, American Century will evaluate the specifics of the plan presented.

      12.   REINCORPORATION

            Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

            We will examine reincorporation proposals on a case-by-case basis. If American Century believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, American Century will vote affirmatively.

      13.   CONFIDENTIAL VOTING

            Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

            Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. American Century believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

      14.   OPTING IN OR OUT OF STATE TAKEOVER LAWS

            State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. American Century believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, American Century will vote in favor of opting out of restrictive state takeover laws.

C. OTHER MATTERS

      1.    SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

            American Century will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, American Century believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of American Century clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

            Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. American Century believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, American Century will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

      2.    ANTI-GREENMAIL PROPOSALS

            "Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they

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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

            should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. American Century believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

      3.    INDEMNIFICATION

            American Century will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

      4.    NON-STOCK INCENTIVE PLANS

            Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and American Century will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

      5.    DIRECTOR TENURE

            These proposals ask that age and term restrictions be placed on the board of directors. American Century believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

      6.    DIRECTORS' STOCK OPTIONS PLANS

            American Century believes that stock options are an appropriate form of compensation for directors, and American Century will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.

      7.    DIRECTOR SHARE OWNERSHIP

            American Century will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals

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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give American Century staff the opportunity to ask additional questions about the matter being presented. Companies with which American Century has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for American Century clients, our proxy voting personnel regularly catalog companies with whom American Century has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

          ************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, American Century will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by American Century staff, which is overseen by the General Counsel of American Century, in consultation with equity managers. Electronic records will be kept of all votes made.

                                   Original 6/1/1989

                                   Revised 12/05/1991

                                   Revised 2/15/1997

                                   Revised 8/1/1999

                                   Revised 7/1/2003

                         CAPITAL GUARDIAN TRUST COMPANY

                       PROXY VOTING POLICY AND PROCEDURES

POLICY

Capital Guardian Trust Company ("CGTC") provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments and unaffiliated registered investment companies. CGTC's Personal Investment Management Division ("PIM") provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC's clients.

FIDUCIARY RESPONSIBILITY AND LONG-TERM SHAREHOLDER VALUE

CGTC's fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors which would affect the value of its clients' investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst's knowledge of a company, its current management, management's past record, and CGTC's general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day to day operations, CGTC believes that management, subject to the oversight of its board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients' best interests.

SPECIAL REVIEW

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

PROCEDURES

PROXY REVIEW PROCESS

Associates in CGTC's proxy voting department, along with compliance associates from the legal department, are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items.

All other items are sent by the proxy voting department to the research analyst who follows the company. The analyst reviews the proxy statement and makes a recommendation about how to vote on the issues based on his or her in-depth knowledge of the company. Recommendations to vote with management on certain limited issues are voted accordingly. All other non-standard issues receive further consideration by a proxy voting committee, which reviews the issue and the analyst's recommendation, and decides how to vote. A proxy voting committee may escalate to the full investment committee(s) those issues for which it believes a broader review is warranted. Four proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are comprised primarily of members of CGTC's and its affiliates' investment committees and their activity is subject to oversight by those committees.

For securities held only in PIM accounts, non-standard items are sent to those associates to whom the CGTC Investment Committee has delegated the review and voting of proxies. These associates may forward certain proposals to the appropriate investment committee for discussion and a formal vote if they believe a broader review is warranted.

CGTC seeks to vote all of its clients' proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

PROXY VOTING GUIDELINES

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

CGTC's general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.

- Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

- Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

- Stock option compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. CGTC considers the following factors when voting on proposals related to new plans or changes to existing plans: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

- Social and corporate responsibility. CGTC votes on these issues based on the potential impact to the value of its clients' investment in the portfolio company.

SPECIAL REVIEW PROCEDURES

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC's parent company), are deemed to be "Interested Clients". Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee ("SRC"). The SRC determines whether the decision was in the best interest of CGTC's clients and may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC's and its affiliates' investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

CGTC'S PROXY VOTING RECORD

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client's account(s) for which CGTC has proxy voting authority.

ANNUAL ASSESSMENT

CGTC will conduct an annual assessment of this proxy voting policy and related procedures.

EFFECTIVE DATE

This policy is effective as of August 1, 2003.

                       DAVIS SELECTED ADVISERS, LP ("DSA")
                      PROXY VOTING POLICIES AND PROCEDURES

                             AMENDED AUGUST 6, 2003

                                Table of Contents

I.       Introduction

II.      Principals

III.     Fiduciary Duties of Care and Loyalty

IV.      Pre-Determined Voting Policies

V.       Ensuring Proxies are Voted

VI.      Identifying and Resolving Potential Conflicts of Interest

VII.     Proxy Oversight Group

VIII.    Shareholder Activism

IX.      Obtaining Copies of How Proxies Were Voted

X.       Summary of Proxy Voting Policies and Procedures

XI.      Records

XII.     Amendments

Exhibit A: "Pre-Determined Proxy Voting Policies"

                                 I. INTRODUCTION

DSA exercises a voice on behalf of its clients in matters of corporate governance through the proxy voting process. DSA takes its ownership responsibilities very seriously and believe the right to vote proxies for its clients' holdings is a significant asset of the clients. DSA exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

DSA acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, DSA votes proxies with a focus on the investment implications of each issue. For each proxy vote, DSA takes into consideration its duty to clients and all other relevant facts available to DSA at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

DSA has established a Proxy Oversight Group, a committee of senior DSA officers, to oversee voting policies and decisions for clients. The group performs its responsibilities in accordance with proxy voting principles to ensure that DSA's voting policies reflect a thorough analysis of the issues and their potential impact on shareholder value. These principles will frame the analysis of each proxy issue and provide a basis for decision-making in all instances. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services..

                                 II. PRINCIPALS

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. DSA supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. DSA opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

Allow responsible management teams to run the business - DSA supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, DSA opposes proposals that limit management's ability to do this. DSA will generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see DSA's Pre-Determined Proxy Voting Policies for more details ("Exhibit A").

                   III. FIDUCIARY DUTIES OF CARE AND LOYALTY

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, DSA must act in the best interest of the client and not in its own interest.

When DSA has been granted the authority to vote client proxies, DSA owes the client the duties of "care" and "loyalty":

(1) The duty of care requires DSA to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2) The duty of loyalty requires DSA to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to DSA's own interests.

                       IV. PRE -DETERMINED VOTING POLICY

Attached to these Proxy Voting Policies and Procedures is Exhibit A "Pre-Determined Voting Policies" that describe DSA's general proxy voting policies. DSA may, however, deviate from the general polices in order to accomplish a specific objective. All deviations from the stated polices shall be documented.

                         V. ENSURING PROXIES ARE VOTED

The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if DSA has been assigned the right to vote the proxies.

Scope. If a client has not authorized DSA to vote its proxies, then these Policies and Procedures shall not apply to that client's account. The scope of DSA's responsibilities with respect to voting proxies are ordinarily determined by DSA's contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

  Cost/Benefit Analysis DSA is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client's best interest, such as when DSA determines that the cost of voting the proxy exceeds the expected benefit to the client. DSA shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

DSA is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by DSA clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

RECORD OF VOTING

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Exhibit A "General Proxy Voting Policies".

          VI IDENTIFYING AND RESOLVING POTENTIAL CONFLICTS OF INTEREST

                         Potential Conflicts of Interest

A potential conflict of interest arises when DSA has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between DSA's interests and those of its clients, DSA will consider:

     (1) Whether DSA has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example , DSA may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to DSA. Such business could include managing company retirement plans, serving as sub-adviser for funds sponsored by the company, l; or

     (2) Whether there are any business or personal relationships between a DSA employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote.

IDENTIFYING POTENTIAL CONFLICTS OF INTEREST

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

     (1) Votes consistent with Exhibit A "General Proxy Voting Policies" are presumed to be consistent with the best interests of clients;

     (2) DSA may disclose the conflict to the client and obtain the client's consent prior to voting the proxy.

     (3) DSA may obtain guidance from an independent third party

     (4) The potential conflict may be immaterial.

     (5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict:

                           VII. PROXY OVERSIGHT GROUP

DSA has established a Proxy Oversight Group, a committee of senior DSA officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

     (1) Establishes, amends, and interprets proxy voting policies and procedures;

     (2) Oversees how DSA's compliance department (which monitors corporate actions and votes client proxies in accordance with these proxy procedures) executes these duties; and

     (3) Resolves conflicts of interest identified by the Compliance
         Department.

COMPOSITION OF THE PROXY OVERSIGHT GROUP

The following are the members of the Proxy Oversight Group: DSA's:

     (1) Proxy Analyst;

     (2) Chief Compliance Officer; and

     (3) Chief Legal Officer

Two or more members shall constitute a quorum. Meetings may be held telephonically. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

                            VIII SHAREHOLDER ACTIVISM

DSA's fiduciary duties to its clients do not necessarily require DSA to become a "shareholder activist". As a practical matter, DSA will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, DSA may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, DSA may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to DSA's clients.

                  IX OBTAINING COPIES OF HOW PROXIES WERE VOTED

DSA's clients may obtain a copy of the record of how their own proxies were voted by writing to:

         Davis Selected Advisers, L.P.
         Attn: Chief Compliance Officer
         2949 East Elvira Road, Suite 101
         Tucson, Arizona, 85706

No party is entitled to obtain a copy of how proxies, other than their own, were voted without valid government authority.

                X SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

DSA shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of DSA's Proxy Voting Policies and Procedures. This summary shall be included in DSA's Form ADV Part II, which is delivered to all new clients..

                                  XI. RECORDS

DSA shall make retain for the legally required periods the following records:

     (a) Copies of DSA's Proxy Voting Policies and Procedures and each amendment thereof;

     (b) Proxy statements received regarding client securities;

     (c) Records of votes DSA cast on behalf of clients;

     (d) Records of written client requests for proxy voting information and DSA's response;

     (e) Any documents prepared by DSA that were material to making a decision how to vote, or that memorialized the basis of the decision.

                                 XII AMENDMENTS

DSA's Proxy Oversight Group may amend these Proxy Policies and Procedures from time to time. Clients shall be notified of material changes.

                                    EXHIBIT A
                          DAVIS SELECTED ADVISERS, L.P.
                      PRE-DETERMINED PROXY VOTING POLICIES

                             AMENDED: AUGUST 6, 2003

Notice: Davis Selected Advisers, L.P. ("DSA") has established the following general principals for voting proxies on behalf of its clients. While these principals shape our policies, DSA always reviews each proxy individually. As a result, there may be cases in which particular circumstances lead us to vote an individual proxy differently than otherwise stated within this document. In such exceptional cases, we will document our reasoning. Although our decisions may prove to have been incorrect in the light of future events, they will always be made with the intention of maximizing the long-term value of our clients' investment. Items not addressed within these policies will be evaluated on a case-by-case basis.

                            I. THE BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

As Corporate Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees will be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors' performance in this area. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles should include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

Although such a philosophy does not allow for exact precision,

     - We will generally withhold votes for directors of any company that issues options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.

     - We will generally withhold votes for directors of companies that issue more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.

     - We will generally withhold votes for any director of any company that issues a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.

     - We will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

     - We will generally vote for pulling future option grants into the present year.

Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Specifically,

     - We will generally withhold votes for any director of any company that does not account for employee stock options as an expense in the calculation of net income by January 2004.

     - We will generally withhold votes for any director of any company that uses unrealistic returns and assumptions in calculating a company's pension obligations, expenses or pension fund returns.

In voting on director nominees, we will also consider the following factors:

-    long-term corporate performance

-    nominee's investment in the company

- corporate governance provisions and takeover activity (discussed in Sections III and IV)

-    director compensation

-    number of other board seats held by nominee

-    interlocking directorships

-    nominee's attendance at meetings (past two years)

-    relevant business experience

-    ethical track record

B. CLASSIFICATION/DECLASSIFICATION OF THE BOARD

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

                           II. EXECUTIVE COMPENSATION

We believe in pay for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

     1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?

             -    Performance below that of the S&P 500.

             -    Performance below a pre-selected group of competitors.

             -    Performance below the company's cost of equity capital.

     2. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile - over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned.

Recognizing that many companies have and will continue to issue non-qualified stock options as part of their long term incentive compensation plans, we have devolved guidelines to determine the appropriate maximum amount to be given in any one year. Our thinking on this issue is shaped by the fact that America's Ten Most Admired Companies as determined by Fortune Magazine for 2002 had an average annual option grant over the last seven years of only 1.4 percent (excluding Microsoft at 1.2 percent). As a result, we believe a large option program is not a necessary characteristic of either highly admired or high-performing companies. As a result,

     - We will generally vote against any compensation plan that grants options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.

     - We will generally vote against any compensation plan that grants more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.

     - We will generally vote against any compensation plan that grants a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.

     - We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices.

     - We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies.

     - We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.

                           III. TENDER OFFER DEFENSES

A. POISON PILLS

We will generally vote AGAINST management proposals to ratify a poison pill.

We will generally vote FOR shareholder proposals to redeem a poison pill.

B. FAIR PRICE PROVISIONS

We will generally vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. GREENMAIL

We will generally vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E. UNEQUAL VOTING RIGHTS

We will generally vote AGAINST dual class exchange offers.

We will generally vote AGAINST dual class recapitalizations.

F. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. WHITE SQUIRE PLACEMENTS

We will generally vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

                               IV. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

     - long-term financial performance of the target company relative to its industry

     -   management's track record

     -   background to the proxy contest

     -   qualifications of director nominees (both slates)

     - evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

     -   stock ownership positions

B. REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                           V. PROXY CONTEST DEFENSES

A. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

We will generally vote AGAINST proposals to classify the board.

We will generally vote FOR proposals to repeal classified boards and to elect all directors annually.

B. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C. CUMULATIVE VOTING

We will generally vote AGAINST proposals to eliminate cumulative voting.

We will generally vote FOR proposals to permit cumulative voting.

D. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We will generally vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote FOR proposals to allow or make easier shareholder action by written consent.

F. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We will generally vote FOR proposals that seek to fix the size of the board.

We will generally vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                                  VI. AUDITORS

A. RATIFYING AUDITORS

We will generally vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent

     -   Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote FOR shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company. (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits.)

                    VII. MISCELLANEOUS GOVERNANCE PROVISIONS

A. CONFIDENTIAL VOTING

We will generally vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote FOR management proposals to adopt confidential voting.

B. EQUAL ACCESS

We will generally vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote AGAINST the proposals. If the combined effect is positive, we will generally vote FOR the proposals.

D. SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

E. STOCK OWNERSHIP REQUIREMENTS

We will generally vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long- term shareholders). We oppose the awarding of stock options to directors.

F. TERM OF OFFICE AND INDEPENDENCE OF COMMITTEES

We will generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

We will generally vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We will generally vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

H. CHARITABLE CONTRIBUTIONS

We will generally vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I. AGE LIMITS

We will generally vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

J. BOARD SIZE

We will generally vote FOR proposals seeking to fix the board size or designate a range for the board size.

We will generally vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. CUMULATIVE VOTING

We will generally vote AGAINST proposals to eliminate cumulative voting.

We will generally vote FOR proposals to restore or permit cumulative voting.

L. ESTABLISH/AMEND NOMINEE QUALIFICATIONS

We vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote AGAINST shareholder proposals requiring two candidates per board seat.

M. FILLING VACANCIES/REMOVAL OF DIRECTORS

We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

N. OBRA-RELATED COMPENSATION PROPOSALS

-    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
     FEATURES

We will generally vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

We will generally vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a CASE-BY-CASE basis.

-    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

We will generally vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

O. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

We will generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

P. GOLDEN AND TIN PARACHUTES

We will generally vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Q. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We will generally vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

R. 401(k) EMPLOYEE BENEFIT PLANS

We will generally vote FOR proposals to implement a 401(k) savings plan for employees.

S. STOCK PLANS IN LIEU OF CASH

We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a CASE-BY-CASE basis.

We will generally vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a CASE-BY-CASE basis.

T. DIRECTOR RETIREMENT PLANS

We will generally vote AGAINST retirement plans for non-employee directors.

We will generally vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

                          VIII. STATE OF INCORPORATION

A. VOTING ON STATE TAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                    IX. MERGERS AND CORPORATE RESTRUCTURINGS

A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

-        anticipated financial and operating benefits

-        offer price (cost vs. premium)

-        prospects of the combined companies

-        how the deal was negotiated

-        changes in corporate governance and their impact on shareholder rights

B. CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C. SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. APPRAISAL RIGHTS

We will generally vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G. CHANGING CORPORATE NAME

We will generally vote FOR changing the corporate name.

                       X. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

                             XI. CAPITAL STRUCTURE

A. COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase" we will generally vote AGAINST the proposal.

B. REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. BLANK CHECK PREFERRED AUTHORIZATION

We will generally vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote AGAINST the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We will generally vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. ADJUST PAR VALUE OF COMMON STOCK

We will generally vote FOR management proposals to reduce the par value of common stock.

F. PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. DEBT RESTRUCTURINGS

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

- Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

- Change in Control - Will the transaction result in a change in control of the company?

- Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self- dealing or other abuses.

H. SHARE REPURCHASE PROGRAMS

We will generally vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. DUAL-CLASS STOCK

We will generally vote AGAINST proposals to create a new class of common stock with superior voting rights.

We will generally vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         - It is intended for financing purposes with minimal or no dilution to current shareholders.

         - It is not designed to preserve the voting power of an insider or significant shareholder.

J. ISSUE STOCK FOR USE WITH RIGHTS PLAN

We will generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. PREFERRED STOCK

We will generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We will generally vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

L. RECAPITALIZATION

We vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. REVERSE STOCK SPLITS

We will generally vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

N. STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

We will generally vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

                            DEUTSCHE ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES

                              ADOPTED: MAY 5, 2003

I.   INTRODUCTION

     Deutsche Asset Management (DeAM)(1) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, DeAM's proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 CFR 2509.94-2 (July 29,1994).

II.  PROXY VOTING RESPONSIBILITIES

     DeAM's authority and responsibility to vote the proxies for its advisory clients generally is established by its advisory contracts or comparable documents.(2) DeAM may have proxy voting responsibilities for investment companies and other clients for which it serves as investment adviser. With respect to client accounts that are sub-advised by an affiliated or unaffiliated investment adviser, DeAM may have proxy voting responsibilities, or such responsibilities may be delegated to the sub-adviser. Similarly, DeAM may have proxy voting responsibilities with respect to advisory client accounts for which it serves as investment sub-adviser.

III. POLICIES

             1. PROXY VOTING ACTIVITIES ARE CONDUCTED IN THE BEST ECONOMIC INTEREST OF CLIENTS

         These Policies and Procedures are intended to ensure that proxies are voted in the best economic interest of its clients. DeAM endeavors to resolve any conflicts of interest exclusively in the best economic interests of DeAM's clients.

             2.  ROLE OF PROXY VOTING WORKING GROUP

-------------------
(1) DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Department and the Proxy Voting Working Group votes proxies.

(2) For purposes of these Policies and Procedures, "clients" refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

         The Proxy Voting Working Group is a formal working group that DeAM's Investment Committee established pursuant to a charter (the "PVWG"). Under its charter, the PVWG is responsible for adopting guidelines that ensure that DeAM votes each proxy in the best economic interests of its client. Accordingly, the PVWG has adopted the Proxy Voting Guidelines, attached as Attachment A, as may be amended from time to time, to govern the Proxy Department's proxy voting activities, as described below.

         DeAM's Proxy Department, a unit of DeAM's Asset Management Operations Group, is responsible for administering DeAM's proxy voting process and for voting proxies in accordance with the Guidelines. The PVWG monitors the Proxy Department's proxy voting activities (see section IV.6 below) and decides how to vote proxies where issues arise that are not covered by the Guidelines or where an exception to the Guidelines may be in the best economic interest of DeAM's clients.

         The Proxy Department Head and the PVWG Chair will refer any proxy issues not covered, in sum or substance, by the Guidelines to the PVWG. After duly considering the issue, the PVWG will vote the proxy accordingly.

         If a member of the Proxy Department, the Proxy Department Head, the PVWG Chair or any member of the PVWG believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring this matter to the attention of the PVWG Chair or the PVWG. If the PVWG determines that voting the proxy in accordance with the Guideline is not in the best economic interests of clients, the PVWG will vote that proxy accordingly.

             3.  PROXY VOTES ARE CAST ON A CASE-BY-CASE BASIS

         Even in the case of proxy votes falling under the Guidelines, each vote takes into consideration the contractual obligations under the advisory agreement, including client directions, and other relevant facts and circumstances at the time of the vote (see discussion above).

     4.  CERTAIN PROXY VOTES MAY NOT BE CAST

         In some cases, the PVWG may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, the PVWG may decide not to vote proxies of issuers subject to share blocking restrictions in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies. For example, some foreign jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often the only way to attempt to vote proxies on the loaned securities. Lastly, the PVWG may determine that the costs to the client(s)

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

         associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

         The Proxy Department Head will coordinate with the PVWG Chair regarding any specific proxies and any categories of proxies that will not be voted.

     5. AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

         Copies of DeAM's Proxy Voting Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at DeAM's discretion. Clients may also obtain information on how their proxies were voted by DeAM as required by law and otherwise at DeAM's discretion.

IV. PROCEDURES

     The key aspects of DeAM's proxy voting process are as follows:

     1.  THE PVWG'S PROXY VOTING GUIDELINES

         The Proxy Voting Guidelines (see Attachment A) set forth the PVWG's standard voting positions on a comprehensive list of common proxy voting matters. The PVWG developed and updates the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

         The PVWG will review the Guidelines at least annually. The PVWG will make any changes to the Guidelines, whether as a result of the annual review or otherwise, in the best economic interests of clients, and not in response to internal pressure or requests from directors, officers or employees within the Deutsche Bank organization or external pressure from trade associations, the press or other organizations. Before changing the Guidelines, the PVWG will thoroughly review and evaluate the proposed change and the reasons therefor, will ask PVWG members whether anyone within the Deutsche Bank organization has requested or attempted to influence the proposed change, and will fully document its rationale for approving any change to the Guidelines.

         The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote "for" staggered boards of closed-end investment companies, although DeAM generally votes "against" staggered boards for operating companies. As reflected in the Guidelines, proxies solicited by closed-end

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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         investment companies are generally voted in accordance with the pre-determined guidelines of an independent third-party.

     2.  SPECIFIC PROXY VOTING DECISIONS MADE BY PVWG

         As mentioned above, the Proxy Department refers to the PVWG proxy voting cases where, in the opinion of the Proxy Department's Head, the Guidelines do not provide conclusive direction on how to vote the particular proxy. Additionally, if, in the opinion of the PVWG, following the Guidelines may not be in the best economic interests of DeAM's clients, the PVWG will determine how to vote the proxy.

     3.  RESOLUTION OF CONFLICTS OF INTEREST

         A.  Procedures to Address Conflicts of Interest and Improper Influence

         General Rule. As a general matter, the DeAM Proxy Department uniformly votes in accordance with the PVWG's pre-determined Proxy Voting Guidelines.

         Overriding Principle. In all cases where the PVWG votes proxies,(3) the PVWG will vote those proxies in accordance with the best economic interests of DeAM's clients and without input from or consideration of parties involved in any actual or potential conflict of interests and without influence from any officer, director or employee within the Deutsche Bank organization.(4)

         Procedures To Be Followed Where the PVWG Votes Proxies. The PVWG, before voting any proxy, will inquire as to whether any PVWG member (whether voting or ex officio), any non-member employee, officer or director within the Deutsche Bank organization from whom the PVWG seeks proxy voting recommendations or guidance(5) ("PVWG Analysts"), or any employee, officer or director of a sub-adviser of the relevant client(s) or account(s) from whom the PVWG seeks or receives proxy voting recommendations or guidance ("Sub-Advisers") has a personal conflict of interest or has actual knowledge of an actual or apparent conflict of interest.(6) The PVWG also will inquire as to whether any director,

-----------------

(3) As mentioned above, the PVWG votes proxies where voting in accordance with the Guidelines may not be in the best economic interests of clients or where the Guidelines may not specifically dictate how the Proxy Department should vote a particular proxy.

(4) Such influence does not include recommendations from analysts or others that the PVWG may request from time to time.

(5)      E.g., portfolio managers, research analysts.

(6) This inquiry process will be conducted as follows. At the beginning of each meeting of the PVWG, the PVWG Chair will request that the attending PVWG members (voting and ex officio), PVWG Analysts and Sub-Advisers disclose any conflict of interest or improper influence issues involving the matters to be discussed at the meeting. These inquiries and discussions will be properly reflected in the PVWG's minutes.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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         officer or employee within the Deutsche Bank organization (including
         PVWG members) or any other person (including other DeAM advisory clients, trade associations, and the press) has: (i) requested that the Proxy Department (or any member thereof), a PVWG member or PVWG Analyst either vote, or attempt to improperly influence the PVWG to vote, a particular proxy in a certain manner; or (ii) attempted to improperly influence the Proxy Department (or any member thereof), a PVWG member or PVWG Analyst in connection with proxy voting activities.

         If a PVWG member (whether voting or ex officio) or PVWG Analyst has actual knowledge of an actual or apparent conflict of interest involving the Deutsche Bank organization or is personally involved in an actual or apparent conflict of interest, the member or Analyst has a duty to disclose that fact to the PVWG Chair (or his or her designee) before engaging in any activities or participating in any discussions relating to the relevant proxy and otherwise upon the PVWG's or the Chair's request or inquiry. Similarly, if any officer, director or employee within the Deutsche Bank organization (including PVWG members and PVWG Analysts) or any other person has: (i) requested that a PVWG member or PVWG Analyst vote, or attempt to improperly influence the PVWG to vote, a particular proxy in a certain manner; or (ii) attempted to improperly influence a PVWG member or PVWG Analyst in connection with proxy voting activities, the Proxy Department (any member thereof), PVWG members and PVWG Analysts have a duty to disclose that fact to the PVWG Chair (or his or her designee) before engaging in any activities or participating in any discussions relating to the relevant proxy and otherwise upon the PVWG's or the Chair's request or inquiry.

         The PVWG will exclude any and all PVWG voting or ex officio members and PVWG Analysts who are personally involved in a conflict of interest, have actual knowledge of a conflict of interest, or have been the subject of an improper request or attempted improper influence, as described above, from participating in the PVWG's proxy voting activities regarding, and any discussions of, the particular proxy. The PVWG will also exclude from consideration the views of any Sub-Adviser (whether requested or volunteered) if the PVWG or any member thereof knows that the Sub-Adviser has an actual or apparent conflict of interest with respect to the particular proxy, or has attempted to improperly influence the vote.

         If, after excluding any and all PVWG voting members pursuant to the paragraph above, there are three or more PVWG voting members remaining, those remaining PVWG members will determine how to vote the proxy. If there are fewer than three PVWG voting members remaining, the PVWG will engage an

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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


         independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.(7)

         B.       Investment Companies and Affiliated Public Companies

                  Investment Companies. As reflected in the Guidelines, DeAM votes all proxies solicited by open-end and closed-end investment companies, whether or not advised, sponsored or distributed by DeAM or an affiliate, in accordance with the pre-determined guidelines of an independent third-party.

                  Affiliated Public Companies. For proxies solicited by non-investment company issuers within the DeAM organization, DeAM will engage an independent third-party to vote such proxies, will vote the proxies in accordance with an independent third-party's recommendations, or will vote the proxies in accordance with the pre-determined guidelines of an independent third-party.

         C.       Other Procedures That Limit Conflicts of Interest

         DeAM and other entities in the deutsche bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting. A list and brief description of the most relevant policies, procedures and internal controls follow. The PVWG expects that these policies, procedures and internal controls will greatly reduce the chance that the PVWG (or its members) would be involved in, aware of, or influenced by, an actual or apparent conflict of interest.

         -        Deutsche Bank Americas Code of Professional Conduct Policy.
                  This policy directs employees of DeAM and other Deutsche Bank entities to ensure that their personal interests do not conflict or cause the appearance of a conflict with the interests of customers. Under the policy, employees must report any conflicts to appropriate parties. The policy also generally prohibits DeAM employees involved in the investment or proxy voting process from having contact with other employees of Deutsche Bank or its affiliates. The policy also contains restrictions on outside business activities. Specifically, employees may not act on behalf of Deutsche Bank Americas in connection with any business or potential business involving any person, entity or organization in which the employee or employee's family members have direct or indirect
                  (i) managerial influence, such as serving as an executive officer, director, general partner or similar position, or
                  (ii) substantial ownership or beneficial interest.

------------------
(7) A third party is "independent" if the PVWG, after reasonable and appropriate investigation, determines that the third party has no actual or apparent conflicts of interest with respect to the particular proxy matter.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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


                  Employees also must promptly disclose any business affiliation that the employee or employee's family members have that might give rise to a conflict of interest, or the appearance of a conflict, by virtue of the employee's duties and position with Deutsche Bank Americas, the nature of the activities of the employee's business unit or the nature of the employee's outside business affiliation. Lastly, employees must obtain the permission of their Managing Director prior to accepting any appointment to serve as an executive officer, director, general partner or similar position of any person, entity or organization that is an existing or prospective customer, supplier or competitor of Deutsche Bank.

         - Deutsche Bank Americas Information Barriers for Sections 13 and 16, and Reg. M Policy. This policy establishes information barriers between Deutsche Bank employees assigned to the Corporate and Investment Banking business group and the Corporate Investments business group (collectively, "CIB"), on the one hand, and Deutsche Bank employees assigned to the Private Clients and Asset Management business group ("PCAM"), which includes DeAM. The information barriers rely upon CIB and PCAM personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information. Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees.

         - Deutsche Bank Americas/DeAM Confidential, Material, Non-Public Information, Chinese Walls, Insider Trading Policy. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no Deutsche Asset Management employee may be subject to the supervision or control of any CIB employee. No Deutsche Asset Management employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of Deutsche Asset Management, without the prior approval of Legal or Compliance. Further, no CIB employee shall have any input into the compensation of a Deutsche Asset Management employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, employees of Deutsche Asset Management, as well as employees of certain other U.S. and non-U.S. based asset management affiliates, who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters,

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                  or initiatives. Further, under no circumstances should investment decisions or proxy votes be discussed with anyone outside of Deutsche Asset Management (and should only be discussed on a need-to-know basis).

         - Deutsche Asset Management Code of Ethics. This Code of Ethics addresses conflicts that may arise between an investment company's portfolio trading activities and the personal trading activities of certain DeAM employees. The Code prohibits conflicts or appearances of conflicts between the personal interests of certain DeAM employees and their responsibilities to clients. Under this Code, employees must disclose any such conflicts to appropriate persons. Employees also must obtain advance approval to serve on the board of any public company or to engage in any outside business activities.

         - Sarbanes-Oxley Senior Officer Code of Ethics. This Code of Ethics addresses, among other things, actual or potential conflicts that may arise between personal interests of fund officers and the interests of the fund. The Code applies to certain DeAM employees who serve as principal executive or financial officers of the investment companies for which DeAM (or an affiliate) serves as investment adviser. The Code directs these individuals to avoid actual or potential conflicts, and to report any known or suspected conflicts to appropriate parties.

         - Deutsche Bank Group Code of Conduct. This Code states that the Deutsche Bank Group seeks to avoid conflicts. Where conflicts are inevitable, the Group resolves conflicts, putting client interests first.

         - Physical Barriers That Limit Conflicts. DeAM employees generally are physically separated from other employees within the Deutsche Bank organization.

         D.       Description of Common Types of Conflicts of Interest

         Various conflicts of interest could arise from time to time in connection with DeAM'S proxy voting activities. A general description of certain of these conflicts follows:

         - Conflicts Between Client Interests and the Personal or Outside Business Interests of Advisory Personnel - A DeAM employee (or friend or family member of the employee) could have a personal or an outside business relationship with the company, companies or persons involved in the vote. In addition, a DeAM employee (or a friend or family member of the employee) could have a financial interest in the outcome of a vote,

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                  particularly where employees are permitted to own the same securities that advisory clients hold.

         - Conflicts between Client Interests and the Business Interests of DeAM (or an Affiliate) -- DeAM (or an affiliate) could have a conflict of interest stemming from its desire to retain or gain business. For example, DeAM could be conflicted from an economic incentive to favor one client over another. DeAM also could have conflicts between client interests and DeAM's interests in business relationships with service providers and similar entities (e.g., a voting matter could be positive for the service provider's shareholders, but negative for its business partners). Conflicts also could arise between the personal interests of a client executive and DeAM's fiduciary duty to the same client or another client. Further, DeAM (or an affiliate) may have business relationships with not only the company soliciting the vote, but also another company or party involved in the vote (or a contest), or a director involved in the vote. Conflicts or pressures also may arise from the activities of trade groups and other organizations, either directly, where the organization contacts DeAM about a specific proxy, or indirectly, where the organization tracks and publicizes DeAM's proxy voting activities or record. DeAM would have a conflict of interest in voting on investment company proposals to increase DeAM's advisory fees. Lastly, DeAM's proprietary or monetary interests (or those of an affiliate) also could conflict with DeAM's duty to vote proxies in the best economic interests of clients.

         The above description is not all-inclusive, and other types of conflicts of interests may arise from time to time. To promote greater understanding of the types of conflicts that can arise in connection with proxy voting, the PVWG, with assistance from Legal and Compliance as needed, will hold annual conflicts of interest training sessions for its members, and will promptly provide such training to any new members.

         E.       Current and Future Composition of the PVWG

         The PVWG currently is composed of Dam employees who do not have any formal or informal roles or responsibilities with respect to cib or other areas in the Deutsche Bank organization. the pvwg intends to manage its current and future composition so that no PVWG member serves as a CIB officer, director or employee or serves in those capacities in another area within the deutsche bank organization.

         If a current PVWG member becomes a CIB officer, director or employee or serves in those capacities in another area within the Deutsche Bank organization, the member must promptly inform the PVWG, whereupon the PVWG will determine an appropriate course of action. An appropriate course of action may include requesting the member's resignation from the PVWG, removing the

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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         member from the PVWG, or determining that the member should continue serving as such, subject to any conditions or limitations that the PVWG deems appropriate (in addition to any applicable limitations or conditions set forth in the Deutsche Bank Americas/DeAM Confidential, Material, Non-Public Information, Chinese Walls, Insider Trading Policy).

         In evaluating a particular candidate for membership in the PVWG, the chair of the PVWG will consider and evaluate the candidate's potential involvement in actual or apparent conflicts of interest.

             4.   THE PROXY DEPARTMENT'S PROXY VOTING PROCESS

         The Proxy Department's proxy voting process is summarized below. More detail about the process is included in the Proxy Department's Flow Chart and the Desktop Policy and Procedures Manual.

             - A meeting notice is generated by issuing company (or consent-seeking party) specifying intent to conduct a shareholder vote, and setting the record date (in applicable markets) and meeting date for said meeting.

             - Meeting notices are transmitted by issuing company or its distribution agent to DeAM client custodians.

             - DeAM client custodians compile record date holdings for each account holding the relevant security.

             - DeAM client custodians send meeting notice, agenda and ballot share information to DeAM for those accounts where DeAM is designated the authorized proxy decision maker (for other accounts, clients may retain voting discretion or delegate discretion to a third party.). Hard copy or electronic proxy statements and additional materials, if any, are also provided when available. If proxy materials are not timely received directly from an issuer, their soliciting agent or through filings made with the SEC, DeAM will take reasonable steps to obtain them.

             - Due to the large volume of proxies voted and in order to ensure timely voting and adequate record keeping, DeAM utilizes Automated Data Processing's ProxyEdge application to track proxy activity for the vast majority of its accounts. A limited number of DeAM's global custodians deliver through Institutional Shareholder Services' Votex platform. Other applications or platforms may be used in the future.

             - Information maintained on DeAM's voting platforms include a list of upcoming meetings, all account ballots received, and vote decisions.

             - Whenever possible, internal holdings feeds are imported to facilitate reconciliation of ballot share amounts.

             - Both electronic meetings notices and proxy materials received are logged and sorted by date to ensure all meetings are voted and voted timely. A

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the
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                  proxy analyst, in accordance with the Guidelines, executes the proxies for each meeting on the voting platform.

             - The Proxy Department may consult with portfolio managers or research analysts for industry or security specific information. If input from a portfolio manager/analyst raises a question as to whether following the Guidelines is appropriate in the particular instance, the Proxy Department will refer the proxy vote to the PVWG.

             - In order to ensure adequate flexibility for portfolio managers to buy and sell securities, DeAM does not execute proxy votes for stocks subject to shareblocking restrictions.

             - The Proxy Department's Head must disclose to the PVWG's Chair any attempts by any officer, director or employee within the Deutsche Bank organization to influence the manner in which the Proxy Department votes proxies.

V. RECORDKEEPING

DeAM will maintain a record of each vote cast by DeAM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted. In addition, the Proxy Department maintains records for each of the proxy ballots it votes. Specifically, the Department's records include, but are not limited to:

         - The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

         - Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

         - Analyst worksheets created for stock option plan and share increase analyses

         -   Proxy Edge print-screen of actual vote election.

In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Department or the PVWG prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

The PVWG also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

DeAM will maintain the above records in an easily accessible place for no less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate DeAM office.

With respect to its investment company clients, DeAM will create and maintain records of each company's proxy voting record for 12-month periods ended June
30. DeAM will compile the following information for each matter relating to a portfolio security

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the
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considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

         -   The name of the issuer of the portfolio security;

         - The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

         - The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

         -   The shareholder meeting date;

         -   A brief identification of the matter voted on;

         - Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;

         - How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

         -   Whether the company cast its vote for or against management.

VI. THE PVWG'S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the PVWG will monitor the proxy voting process by reviewing summary proxy information presented by the Proxy Department Head. Said reviews include statistical analyses of the number of meetings, seasonal volume changes, proposals voted, proposal types and frequency of votes cast contrary to management. The PVWG will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the PVWG's minutes.

VII. REVIEW OF AND AMENDMENTS TO THE POLICIES AND PROCEDURES

The PVWG will review these Policies and Procedures on a periodic basis. Such reviews will be documented in the PVWG's minutes. As necessary or appropriate, the PVWG may amend these Policies and Procedures from time to time.

ATTACHMENT A - PROXY VOTING GUIDELINES


Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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


                                                                    ATTACHMENT A

                             PROXY VOTING GUIDELINES

                             DEUTSCHE BANK AMERICAS
                                    NEW YORK

                            Deutsche Asset Management

                        2003 U.S. Proxy Voting Guidelines
                              (adopted May 5, 2003)

                                   [PICTURE]

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.


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                                                            [DEUTSCHE BANK LOGO]

                                TABLE OF CONTENTS

I. BOARD OF DIRECTORS...........................................................     1

   A. ELECTION OF DIRECTORS.....................................................     1
   B. CLASSIFIED BOARDS OF DIRECTORS............................................     1
   C. BOARD AND COMMITTEE INDEPENDENCE..........................................     1
   D. LIABILITY AND INDEMNIFICATION OF DIRECTORS................................     1
   E. QUALIFICATIONS OF DIRECTORS...............................................     2
   F. REMOVAL OF DIRECTORS AND FILLING OF VACANCIES.............................     2
   G. PROPOSALS TO FIX THE SIZE OF THE BOARD....................................     2

II. CAPITAL STRUCTURE...........................................................     3

   A. AUTHORIZATION OF ADDITIONAL SHARES........................................     3
   B. AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK............................     3
   C. STOCK SPLITS/REVERSE STOCK SPLITS.........................................     3
   D. DUAL CLASS/SUPERVOTING STOCK..............................................     3
   E. LARGE BLOCK ISSUANCE......................................................     4
   F. RECAPITALIZATION INTO A SINGLE CLASS OF STOCK.............................     4
   G. SHARE REPURCHASES.........................................................     4
   H. REDUCTIONS IN PAR VALUE...................................................     4

III. CORPORATE GOVERNANCE ISSUES................................................     5

   A. CONFIDENTIAL VOTING.......................................................     5
   B. CUMULATIVE VOTING.........................................................     5
   C. SUPERMAJORITY VOTING REQUIREMENTS.........................................     5
   D. SHAREHOLDER RIGHT TO VOTE.................................................     6

IV. COMPENSATION................................................................     7

   A. EXECUTIVE AND DIRECTOR STOCK OPTION PLANS.................................     7
   B. EMPLOYEE STOCK OPTION/PURCHASE PLANS......................................     7
   C. GOLDEN PARACHUTES.........................................................     8
   D. PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION.....................     8
   E. OPTION EXPENSING..........................................................     8

V. ANTI-TAKEOVER RELATED ISSUES.................................................     9

   A. SHAREHOLDER RIGHTS PLANS ("POISON PILLS").................................     9
   B. REINCORPORATION...........................................................     9
   C. FAIR-PRICE PROPOSALS......................................................     9
   D. EXEMPTION FROM STATE TAKEOVER LAWS........................................     9
   E. NON-FINANCIAL EFFECTS OF TAKEOVER BIDS....................................    10

VI. MERGERS & ACQUISITIONS......................................................    10

VII. SOCIAL & POLITICAL ISSUES..................................................    10

   A. LABOR & HUMAN RIGHTS......................................................    11
   B. ENVIRONMENTAL ISSUES......................................................    11

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

   C. DIVERSITY & EQUALITY......................................................    11
   D. HEALTH & SAFETY...........................................................    11
   E. GOVERNMENT/MILITARY.......................................................    12
   F. TOBACCO...................................................................    12

VIII. MISCELLANEOUS ITEMS.......................................................    12

   A. RATIFICATION OF AUDITORS..................................................    12
   B. LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR..........    13
   C. AUDIT FIRM ROTATION.......................................................    13
   D. TRANSACTION OF OTHER BUSINESS.............................................    13
   E. MOTIONS TO ADJOURN THE MEETING............................................    13
   F. BUNDLED PROPOSALS.........................................................    14
   G. CHANGE OF COMPANY NAME....................................................    14
   H. PROPOSALS RELATED TO THE ANNUAL MEETING...................................    14
   I. INVESTMENT COMPANY PROXIES................................................    14

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

I.       BOARD OF DIRECTORS

A. ELECTION OF DIRECTORS

Routine: DeAM Policy is to generally vote "for" the uncontested election of directors. Votes for a director in an uncontested election may be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy contest: In a proxy contest involving election of directors, a case-by case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.

B. CLASSIFIED BOARDS OF DIRECTORS

DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.

C. BOARD AND COMMITTEE INDEPENDENCE

DeAM policy is to vote:

1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.

2. "For" proposals that require all members of a company's compensation, audit or nominating committees to be independent or unaffiliated directors.

3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.

4.       "For" separation of the Chairman and CEO positions.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders' interests are adequately represented.

D. LIABILITY AND INDEMNIFICATION OF DIRECTORS

DeAM policy is to vote "for" management proposals to limit directors' liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors' liability would affect shareholders' interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

too great, companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.

E. QUALIFICATIONS OF DIRECTORS

Policy is generally to follow management's recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.

F. REMOVAL OF DIRECTORS AND FILLING OF VACANCIES

DeAM policy is to vote "against" proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. PROPOSALS TO FIX THE SIZE OF THE BOARD

DeAM Policy is to vote:

1. "For" proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.

2. "Against" proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

II.      CAPITAL STRUCTURE

A. AUTHORIZATION OF ADDITIONAL SHARES

DeAM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

B. AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK

DeAM policy is to vote:

1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.

2. "For" proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C. STOCK SPLITS/REVERSE STOCK SPLITS

DeAM policy is to generally vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)

Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.

D. DUAL CLASS/SUPERVOTING STOCK

DeAM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The "one share, one vote" principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

E. LARGE BLOCK ISSUANCE

DeAM policy is to address large block issuances of stock on a case-by-case basis considering

a) Whether the proposal has a legitimate business purpose and

b) The potential impact on shareholder value.

Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.

Rationale: Stock issuances must be reviewed in light of business circumstances leading to the request.

F. RECAPITALIZATION INTO A SINGLE CLASS OF STOCK

DeAM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.

G. SHARE REPURCHASES

DeAM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.

H. REDUCTIONS IN PAR VALUE.

DeAM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

III.     CORPORATE GOVERNANCE ISSUES

A. CONFIDENTIAL VOTING

DeAM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B. CUMULATIVE VOTING

Policy is generally to vote "for" shareholder proposals requesting cumulative voting and "against" management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast "for" cumulative voting and "against" proposals to eliminate it unless:

a) The company has a five year return on investment greater than the relevant industry index,

b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and

c) No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation, however, the presence of other safeguards may make their use unnecessary.

C. SUPERMAJORITY VOTING REQUIREMENTS

DeAM policy is to vote "against" management proposals to require a supermajority vote to amend the charter or bylaws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements.

* Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

D. SHAREHOLDER RIGHT TO VOTE

DeAM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote "for" proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

IV.      COMPENSATION

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed unreasonably excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.

A. EXECUTIVE AND DIRECTOR STOCK OPTION PLANS

DeAM policy is to vote "for" stock option plans that meet the following criteria:

(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)

(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.

(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.

(4)      The plan does not grant options on super-voting stock.

DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and
b) only certain high-level executives are subject to receive the performance based options.

DeAM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.

B. EMPLOYEE STOCK OPTION/PURCHASE PLANS

DeAM policy is to vote for employee stock purchase plans (ESPPs) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

DeAM policy is to vote "for" employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPPs encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

C. GOLDEN PARACHUTES

DeAM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote "against" more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary are excessive.

D. PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION

DeAM policy is to vote "against"

1.       Proposals to limit benefits, pensions or compensation and

2. Those that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.

E. OPTION EXPENSING

DeAM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as "no cost" compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

V.       ANTI-TAKEOVER RELATED ISSUES

A. SHAREHOLDER RIGHTS PLANS ("POISON PILLS")

DeAM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote "against" the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B. REINCORPORATION

DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is generally based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights.

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.

C. FAIR-PRICE PROPOSALS

DeAM policy is to vote "for" management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights. A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D. EXEMPTION FROM STATE TAKEOVER LAWS

DeAM policy is to vote "for" shareholder proposals to opt out of state takeover laws and generally, to vote "against" management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

E. NON-FINANCIAL EFFECTS OF TAKEOVER BIDS

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to DeAM's stated purpose of acting in its client's best economic interest.

VI.      MERGERS & ACQUISITIONS

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis. Information will be incorporated from all available resources including portfolio management, research analysts and/or from independent proxy research sources.

VII.     SOCIAL & POLITICAL ISSUES

With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote "against" these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues typically have a more tenuous connection to the economic and corporate governance principles effecting shareholders' interests. DeAM's policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders' economic interests. We do not support proposals that represent the views and interests only of a specific shareholder group that may be contrary to those of the remaining shareholders.

DeAM's voting policy for some of the most commonly proposed social and political issues are set forth below. Issues not specifically enumerated will be voted on a case-by-case basis. Where issues are deemed best left to the discretion of management or where compliance with standards set statutorily by federal, state or local authorities is sufficient, DeAM generally will not support a more burdensome standard requested by shareholder proposal. However, where specific circumstances or the actions of a company's board or management warrant, the proxy committee reserves the right to depart from any general policy to vote in the shareholders' best interests.

Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM's policy is generally to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders' concerns.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

A. LABOR & HUMAN RIGHTS

DeAM policy is to vote "against" adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies

B. ENVIRONMENTAL ISSUES

DeAM policy is to vote "against" the adoption of the CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power.)

Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.

C. DIVERSITY & EQUALITY

1. DeAM policy is to vote "against" shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.

2. DeAM policy is also to vote "against" proposals to adopt the MacBride Principles. The MacBride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the MacBride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

D. HEALTH & SAFETY

1. DeAM policy is to vote "against" adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company's competitive position in the marketplace.

2. DeAM policy is to vote "against" shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

E. GOVERNMENT/MILITARY

1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company's interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. DeAM policy is to vote "against" shareholder proposals regarding political (or charitable) contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

F. TOBACCO

1. DeAM policy is to vote "against" shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as "against" requesting companies to report on the intentional manipulation of nicotine content.

Rationale: Where a tobacco company's actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company's ability to compete. The disclosure of nicotine content information could affect the company's rights in any pending or future litigation.

3. Shareholder requests to spin-off or restructure tobacco businesses will generally be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII. MISCELLANEOUS ITEMS

A. RATIFICATION OF AUDITORS

DeAM policy is to generally vote "for" a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management's nomination is warranted.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

B. LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR

DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.

C. AUDIT FIRM ROTATION

DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.

D. TRANSACTION OF OTHER BUSINESS

DeAM policy is to vote against "transaction of other business" proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E. MOTIONS TO ADJOURN THE MEETING

DeAM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to a voting decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

F. BUNDLED PROPOSALS

Policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to "take the good with the bad" in cases where the proposals could reasonably have been submitted separately.

G. CHANGE OF COMPANY NAME

Policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.

H. PROPOSALS RELATED TO THE ANNUAL MEETING

DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)

Rationale: These are considered routine administrative proposals.

I. INVESTMENT COMPANY PROXIES

Generally, DeAM will vote investment company proxies in accordance with Institutional Shareholder Services guidelines.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                      Fidelity Fund Proxy Voting Guidelines

                                   April 2003

I.       General Principles

         A. Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals.

         B. Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

         C. Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or General Counsel of FMR or the General Counsel of FMR Corp. A significant pattern of such non-routine proposals or other special circumstances should be referred to the Committee on Operations or its designee.

II. Portfolio shares should generally be voted against anti-takeover proposals, including:

         A. Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

         B. Classified Boards. FMR will generally vote in favor of proposals to declassify a board of directors. FMR will consider voting against such a proposal if the issuer's Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

         C.       Authorization of "Blank Check" Preferred Stock.

         D.       Golden Parachutes:

                  1. Accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

                  2.       Compensation contracts for outside directors.

                  3. Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

                  4. Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

         E.       Supermajority Provisions.

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         F.       Poison Pills:

                  1. Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors. In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

                  2. FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and (d) shareholder approval is required to reinstate the expired Pill. In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

                  3. FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

                  4. Portfolio shares will be voted for shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

                  5. If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if:
                           (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

         G. Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

         H.       Transfer of authority from shareholders to directors.

         I. Reincorporation in another state (when accompanied by anti-takeover provisions).

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III.     Stock Option Plans

         A. Stock Option plans should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

                  1. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

                  2. The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

                  3. The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan, (ii) materially increase the number of securities which may be issued under the plan, or (iii) materially modify the requirements for participation in the plan.

                  4. The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan's terms.

                  5. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

                           a. They are granted by a compensation committee composed entirely of independent directors.

                           b. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

                  6. The plan's terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years. However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms, or board resolution, are met:

                           a.       The repricing is authorized by a
                                    compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

                           b. The repricing is rarely used and then only to maintain option value due to extreme circumstances beyond management's control; and

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                           c.       The repricing is limited to no more than 5%
                                    (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

                  7. Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company's executive officers, that no shares are currently available for such options under the company's existing plans, and that such options need to be granted before the company's next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders' meeting.

                  8. For purposes of this Guideline III, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

         B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

         C. Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

                  1. Whether the repricing proposal excludes senior management and directors;

                  2. Whether the options proposed to be repriced exceeded FMR's dilution thresholds when initially granted;

                  3. Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

                  4. The company's relative performance compared to other companies within the relevant industry or industries;

                  5. Economic and other conditions affecting the relevant industry or industries in which the company competes and;

                  6. Any other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

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IV.      Restricted Stock Awards ("RSA") should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

         A. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

         B. The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

         C. The granting of RSAs to non-employee directors is subject to management discretion, versus non-discretionary grants specified by the plan's terms.

         D. The restriction period is less than 3 years. RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

         E. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

                  1. They are granted by a compensation committee composed entirely of independent directors.

                  2. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

         F. For purposes of this Guideline IV, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

V.       Other Stock-Related Plans should be evaluated on a case-by-case basis:

         A. Omnibus Stock Plans - vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus. In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and IV will be measured against the total number of shares under all components of such plan.

         B. Employee Stock Purchase Plans - vote against if the plan violates any of the criteria in parts III and IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the research or recommendations of the relevant proxy research or corporate governance

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


                  services, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

         C. Stock Awards (other than stock options and RSAs) - generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

VI.      Unusual Increases in Common Stock:

         A. An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

         B. Measured as follows: requested increased authorization plus stock authorized to be issued under Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority). (If the result is greater than 3, Portfolio shares should be voted against.)

VII. Portfolio shares should, in general, be voted against the introduction of new classes of Stock with Differential Voting Rights.

VIII. With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX. Greenmail - Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X. Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

         A. Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI. Portfolio shares should be voted in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Portfolio shares should be voted in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII. Employee Stock Ownership Plans ("ESOPs") should be evaluated on a case-by-case basis. Portfolio shares should usually be voted for non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

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


XIV. Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV.      Avoidance of Potential Conflicts of Interest

         Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other Fidelity Companies' relationship, business or otherwise, with that portfolio company.

         FMR applies the following policies and follows the procedures set forth below:

         A. FMR has placed responsibility for the Funds' proxy voting in the FMR Legal Department which is distinct and separate from all business units.

         B. The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds' Board of Trustees.

         C. The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines. Each of the President or General Counsel of FMR or the General Counsel of FMR Corp is authorized to take a final decision.

XVI.     Executive Compensation

         FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

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


                             FRANKLIN ADVISERS, INC.

                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.

HOW ADVISER VOTES PROXIES

FIDUCIARY CONSIDERATIONS

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies,, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 2

CONFLICTS OF INTEREST

All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS

One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor which Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS analysis, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 3

GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.

RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess such plans. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 4

always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders. Adviser will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion

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PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 5

with regard to social, environmental and ethical issues although Adviser may vote in favor of those that are believed to have significant economic benefits or implications.

GLOBAL CORPORATE GOVERNANCE: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

1. All proxy materials received will be recorded immediately in a database to maintain control over such materials.

2. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS or other information. The Proxy

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PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 6

Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

3. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the general guidelines described in its proxy policy, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS or other independent third party providers of proxy services.

4. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

7. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

8. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally

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June 3, 2003
Page 7

enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

9. The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group at 1-954-847-2268, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC.

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14.11 PROXY VOTING POLICY

I.       INTRODUCTION

Great Companies, LLC Proxy Voting Policy specifically outlines the firm's philosophy and practices of voting on assets under management pursuant to guidelines under the Employee Retirement Income Security Act of 1974 (ERISA) and guidance provided by other regulatory bodies for non-ERISA accounts. This policy and its accompanying sections apply to voting of proxies on securities held in all firm investment portfolios. In addition, this policy provides guidance on the appropriateness under ERISA of active monitoring of corporate management by plan fiduciaries. Great Companies, LLC has designated a third party service Institutional Shareholder Services to act on its behalf to provide guidance on proxy voting issues for companies' shares which are under control by the firm through it's advisory or sub-adviser role pursuant to existing advisory agreements. This policy is applicable only to supervised assets under management.

The fiduciary duties described in ERISA Sec. 404(a)(1)(A) and (B), require that, in voting proxies, the responsible fiduciary consider those factors that may affect the value of the plan's investment and not subordinate the interests of the participants and beneficiaries in their retirement income to unrelated objectives. These duties also require that the named fiduciary appointing an investment manager periodically monitor the activities of the investment manager with respect to the management of plan assets, including decisions made and actions taken by the investment manager with regard to proxy voting decisions. The named fiduciary must carry out this responsibility solely in the interest of the participants and beneficiaries and without regard to its relationship to the plan sponsor.

It is the firm's view that compliance with this proxy policy necessitates proper documentation of the activities that are subject to monitoring. Thus, the firm is required to maintain accurate records as to proxy voting. Moreover, if the named fiduciary is to be able to carry out its responsibilities under ERISA Sec. 404(a) in determining whether the firm is fulfilling its fiduciary obligations in investing plans assets in a manner that justifies the continuation of the management appointment, the proxy voting records must enable the named fiduciary to review not only the firm's voting procedure with respect to plan-owned stock, but also to review the actions taken in individual proxy voting situations.

The fiduciary obligations of prudence and loyalty to plan participants and beneficiaries require the firm to vote proxies on issues that may affect the value of the plan's investment. Although the same principles apply to proxies appurtenant to shares of foreign corporations, the firm recognizes that in voting such proxies, plans may, in some cases, incur additional costs. Thus, Great Companies should consider whether the plan's vote, either by itself or together with the votes of other shareholders, is expected to have an effect on the value of the plan's investment that will outweigh the cost of voting. Moreover, the firm, in deciding whether to purchase shares of a foreign corporation, should consider whether the difficulty and expense in voting the shares is reflected in its market price. This shall be applicable only to non-ADR shares.

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
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II.      INVESTMENT ADVISERS ACT OF 1940--RULE 206(4)-6 REVISED RULE

Pursuant to SEC adopted rule amendment rule 206(4)-2 under the Advisers Act which requires mutual funds, Advisers, and other SEC registered management companies to adopt and implement written policies and procedures reasonable designed to ensure that the adviser votes proxies in the best interests of its clients. Great Companies, LLC has in place written policies and procedures for Proxy Voting that outlines the firm's philosophy and practices of voting on fully discretional assets under management pursuant to guidelines under the Employee Retirement Income Security Act of 1974 (ERISA) and guidance provided by other regulatory bodies for non ERISA clients. The firm's Investment Adviser Service Agreement expressly authorized the firm to vote proxies on behalf of clients unless notified in writing by the client that such services shall be the responsibility of the client.

Decisions on voting of proxies will be made by the Adviser unless the client specifically directs otherwise in writing. If the Client so directs that it or another party shall vote proxies, then the Adviser shall have no liability or responsibility whatsoever in connection with the voting of such proxies. If the Adviser retains the responsibility to vote proxies, the Client acknowledges that the Adviser may exercise such vote. The Client also acknowledges that the Adviser may retain an independent third party proxy voting service to facilitate the voting of proxies.

Great Companies, LLC utilizes Institutional Shareholder Services, Inc., ("ISS") a non-affiliated, independent third party service to vote proxies on behalf of clients of the firm. The company provides detailed reports on votes cast on behalf of the firm's clients and such votes are made available via electronic media for dissemination. A full version of the firm's policy may be obtained upon request or via the company's website at www.greatcompanies.com or by phone at 1-800-538-5111.

III.     CONFLICT OF INTEREST

It is the policy of Great Companies, LLC to always in the opinion of the firm, to vote proxies in the best interests of its clients. The duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, Great Companies, LLC must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put Great Companies' own interests above those of its client.

It is the policy of the firm to vote client securities in accordance with a pre-determined policy, based upon the recommendations of an independent third party, Institutional Shareholder Services, and when applicable upon the discretion of the firm's portfolio management team.

It is difficult to determine what conflicts may arise in the proxy voting process due to the numerous scenarios which could arise. For material conflicts of interest that arise within the

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
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proxy voting process, the firm will seek the clients' consent in writing and disclose all material conflicts to each client before voting.

Great Companies, LLC seeking client consent must provide the client with sufficient information regarding the shareholder vote and the adviser's conflict so that the client can make an informed decision whether or not to consent. Absent disclosure and client consent, Great Companies, LLC must take other steps designed to ensure, and must be able to demonstrate that these steps resulted in, a voting decision that was based on the client's best interest. The firm's portfolio management team and or Compliance Officer will be responsible for documenting all issues relating to any particular conflict in accordance with the firms Document & Electronic Communication Retention Policy.

It is the position of the Great Companies, LLC that in some cases, the firm may decide to expressly give the vote back to the client or it's designee (of course, the client must accept this responsibility in writing) the discretionary authority to vote the proxy directly in the event that a material conflict occurs.

It is the policy of the firm that it shall provide all clients with a copy of any proxy voting results upon request, or shall make such votes available in a manner convenient for all clients. The firm shall provide clients who the firm provides continuous advisory services to, with it's policies and procedures on proxy voting, and the results of such votes, in a manner consistent with the provisions of Rule 206(4)-6 of the Investment Advisers Act of 1940.

IV.      PROXY POLICY GUIDELINES

THE FOLLOWING GUIDELINES INCLUDE PROXY-VOTING RECOMMENDATIONS FOR GREAT COMPANIES, LLC.

THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

- Attend less than 75 percent of the board and committee meetings without a valid excuse

-        Implement or renew a dead-hand or modified dead-hand poison pill

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding

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-        Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

- Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

- Are inside directors and sit on the audit, compensation, or nominating committees

- Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

- In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

SEPARATING CHAIRMAN AND CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Vote against shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

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Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

CHARITABLE CONTRIBUTIONS

Votes on proposals regarding charitable contributions must be evaluated on a case-by-case basis.

PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a case-by case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

AUDITORS

RATIFYING AUDITORS

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote against proposals to classify the board.

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Vote for proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

TENDER OFFER DEFENSES

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POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE
CHARTER OR BYLAWS

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

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[GREAT COMPANIES LOGO]

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

MISCELLANEOUS GOVERNANCE PROVISIONS

CONFIDENTIAL VOTING

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

EQUAL ACCESS

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

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SHAREHOLDER ADVISORY COMMITTEES

Review on case-by-case basis proposals to establish a shareholder advisory committee.

CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

PREFERRED STOCK

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote case-by-case for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

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PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
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[GREAT COMPANIES LOGO]

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote for management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a case-by-case basis proposal to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy-- Generally, approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

SHARE REPURCHASE PROGRAMS

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

-        adverse governance changes

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-        excessive increases in authorized capital stock

-        unfair method of distribution

-        diminution of voting rights

-        adverse conversion features

-        negative impact on stock option plans

-        other alternatives such as spin-off

EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our methodology for reviewing compensation plans should primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS should value every award type. ISS should include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and should be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

ISS' model should determine a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments should be pegged to market capitalization. ISS should continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote on management proposals seeking approval to reprice options on a case-by-case basis.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a case-by-case basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a case-by case basis.

OBRA-RELATED COMPENSATION PROPOSALS:

- AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

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PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
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Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

- AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

- AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

- APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Review on case-by-case basis votes for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 12 OF 17

[GREAT COMPANIES LOGO]

401(K) EMPLOYEE BENEFIT PLANS

Vote for proposals to implement a 401(k) savings plan for employees.

STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURINGS

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a case-by case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

SPIN-OFFS

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ASSET SALES

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 13 OF 17

[GREAT COMPANIES LOGO]

LIQUIDATIONS

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

APPRAISAL RIGHTS

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Vote for changing the corporate name.

MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

- ignore a shareholder proposal that is approved by a majority of shares outstanding

- ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

-        are interested directors and sit on the audit or nominating committee

- are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 14 OF 17

[GREAT COMPANIES LOGO]

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote for the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a case-by case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 ACT POLICIES

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness;

regulatory developments; current and potential returns; and current and potential risk.

CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON FUNDAMENTAL

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 15 OF 17

[GREAT COMPANIES LOGO]

Vote against proposals to change a fund's fundamental investment objective to non-fundamental.

NAME RULE PROPOSALS

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

CHANGING THE DOMICILE OF A FUND

Vote re-incorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote against these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 16 OF 17

[GREAT COMPANIES LOGO]

MASTER-FEEDER STRUCTURE

Vote for the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

MERGERS

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

SHAREHOLDER PROPOSALS

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Vote against the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

SOCIAL AND ENVIRONMENTAL ISSUES

ENERGY AND ENVIRONMENT

In most cases, ISS refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally, vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' environmental concerns.

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 17 OF 17

[GREAT COMPANIES LOGO]

EQUAL EMPLOYMENT OPPORTUNITY AND DISCRIMINATION

In most cases, ISS refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

CONCLUSION

It is the policy of Great Companies that it shall have a written proxy policy that always puts the interest of our clients ahead of our own and the companies in which we invest. This proxy voting policy should be adhered to in a manner consistent with the provisions of ERISA and all other regulatory guidance provided by federal agencies.

GREAT COMPANIES, LLC                               ISSUE DATE: FEBRUARY 11, 2002
PROXY VOTING POLICY                                         AMENDED JUNE 5, 2003
PAGE 18 OF 17

                       PROXY VOTING POLICY AND PROCEDURES
                                       OF
                             JENNISON ASSOCIATES LLC



         Jennison Associates views the voting of proxies as an important part of its investment management responsibilities. All proxies are voted with the primary goal of achieving the long-term maximum economic benefit for the participants and beneficiaries of Jennison's client accounts. Secondary consideration is given to the public and social value of each issue. In keeping with these objectives, Jennison Associates analyzes the long term economic consequences of each proposed corporate action. Votes are cast with the intention of maximizing economic value of the shares, thereby protecting and enhancing the value of client assets under our management.



         In voting proxies for international holdings, we will generally apply the same principles, however, in some countries voting proxies result in additional costs. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. For instance, in countries that require "share blocking" in order to vote proxies, we believe that the inability to sell the shares due to share blocking significantly outweighs the potential long-term economic benefits of voting proxies in those countries. As such, we do not typically vote proxies in countries that require share blocking in order to vote proxies.



         Each proposal has its individual merits and as such is analyzed on a case-by-case basis. However, in general terms, our positions are as follows:



         We are sensitive to the desirability of a stable corporate environment, particularly for corporations in which technical or creative talent is an essential element of corporate success. Although we believe that management should not be placed in a position of allocating a disproportionate amount of time to resisting takeovers, we believe that it is important that shareholders have the freedom to take advantage of attractive takeover offers. Jennison seeks to balance the freedom of shareholder action, against the damage which can be done to shareholder interests if a company is disrupted in a proxy or takeover battle. As such, we typically oppose proposals where shareholders are effectively precluded from accepting offers which might be deemed attractive. Such proposals normally have Restrictive Fair Price, Staggered Board, and excessive Super Majority vote provisions.



         In recent years, we have found that companies award a greater proportion of executive compensation in stock options in order to tie senior executive management's compensation to the performance of the company and thereby share the interests of shareholders. As such, more and more proposals relate to stock-based incentive compensation for senior management. It is our general opinion that senior compensation decisions and incentive awards are best left to the board of directors. We believe that shareholders should evaluate management performance over reasonable time frames.



         In general we assess each social and political proposal on its own merits.



         We have developed a voting process that brings to bear the various skills and expertise of the firm to vote shares solely in the interest of participants and beneficiaries. In order to achieve the above result, Jennison Associates has established a formal proxy voting evaluation and voting process.



         Decisions are made by members of the Proxy Voting Committee which is composed of the Chief Executive Officer, Chief Investment Officer, the Securities Analyst, the Chief Compliance Officer and a representative of the Legal Department. It is Jennison Associates' policy to isolate the proxy voting process from any external pressures and influences. In order to implement this policy, the final voting and processing of proxies has been removed from the portfolio manager and analyst and overseen by the Compliance Department.



         When requested, certain members of the Proxy Committee may meet the representatives of corporate management to review proxy issues and to understand management's reasoning for presenting the proposals. In formulating our decisions, we examine the research materials provided by Investor Responsibility Research Center (IRRC), proxy statements, and position statements that may be received from other shareholders. This research, along with our independent research, ensures that we are knowledgeable on the issues prior to voting. Proxy research and other pertinent information are forwarded to at least two members of the Proxy Voting Committee, typically a securities analyst and a member of the Legal Department. The securities analyst is most knowledgeable about the circumstances of the company and assesses the economic value of each proposal. The attorney reviews the proposal relative to Jennison's policy. Each professional is then responsible for making an independent analysis of the issues and informing the Compliance Department of how he/she would vote each issue. If the votes of members of the Proxy Committee who reviewed the analysis are consistent, the votes are cast. If the votes are inconsistent, there will be further discussion to understand whether deviation from Jennison's policy recommended vote is warranted. Deviations from the policy recommended vote are documented. If there is any difference of opinion that cannot be resolved, the broader Proxy Committee may meet to further discuss and resolve any open issues. There may be instances where a difference of opinion exists among the broader Proxy Committee members. In such cases, the Chief Compliance Officer shall make the final decision as to how the votes are cast. Jennison's voting instructions are then communicated to Jennison's proxy voting agent and each proxy is voted.



         Jennison Associates has retained the proxy voting services of IRRC as its proxy voting agent. IRRC provides proxy voting administration services including a calendar of upcoming proxy meetings, timely execution of proxy votes based on instruction from Jennison, maintenance of records of voting decisions and reconciliation of proxy ballot shares. The IRRC workstation provides Jennison with access to electronic delivery of analyses of proxy proposals and other related proxy materials and reports, in addition to reports detailing all Jennison proxy voting activity.

                           JOHN HANCOCK ADVISERS, LLC
                     SOVEREIGN ASSET MANAGEMENT CORPORATION
                              PROXY VOTING SUMMARY

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

PROXY VOTING GUIDELINES

BOARD OF DIRECTORS

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

SELECTION OF AUDITORS

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

CAPITALIZATION

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

ACQUISITIONS, MERGERS AND CORPORATE RESTRUCTURING

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

EQUITY-BASED COMPENSATION

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if the:

-     plan dilution is more than 10% of outstanding common stock,

- plan allows for non-qualified options to be priced at less than 85% of the fair market value on the grant date,

- company allows or has allowed the re-pricing or replacement of underwater options in the past fiscal year (or the exchange of underwater options).

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:

- the plan allows stock to be purchased at less than 85% of fair market value;

-     this plan dilutes outstanding common equity greater than 10%

- all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity.

OTHER BUSINESS

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:

-     change the company name;

-     approve other business;

-     adjourn meetings;

-     make technical amendments to the by-laws or charters;

-     approve financial statements;

-     approve an employment agreement or contract.

SHAREHOLDER PROPOSALS

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

-     calling for shareholder ratification of auditors;

-     calling for auditors to attend annual meetings;

-     seeking to increase board independence;

-     requiring minimum stock ownership by directors;

- seeking to create a nominating committee or to increase the independence of the nominating committee;

-     seeking to increase the independence of the audit committee.

CORPORATE AND SOCIAL POLICY ISSUES

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           JOHN HANCOCK ADVISERS, LLC
                     SOVEREIGN ASSET MANAGEMENT CORPORATION
                             PROXY VOTING PROCEDURES

THE ROLE OF THE PROXY VOTING SERVICE

John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

THE ROLE OF THE PROXY OVERSIGHT GROUP AND COORDINATOR

The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

THE ROLE OF MUTUAL FUND TRUSTEES

The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

CONFLICTS OF INTEREST

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

                        "PROXY VOTING POLICY & PROCEDURE"

A. PROXY VOTING POLICY:

Kayne Anderson Rudnick Investment Management, LLC ("KAR" or the "firm") acknowledges its responsibility to vote proxies in a manner that ensures the exclusive benefit for the underlying participants and beneficiaries. The firm casts such proxy votes for the sole purpose of extending benefits to such participants and beneficiaries while using the care, skill, and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing.

KAR votes all proxies so as, in its opinion, to maximize shareholder value which is defined as long-term value accretion through dividend and price appreciation. In addition, the firm's investment philosophy is to purchase "Quality" companies for the portfolios of its clients. One of the four main criteria for "Quality" is excellence in management. Hence, the firm tends to vote non-shareholder value issues in alignment with management's recommendations, if there is no conflict with shareholder value. For example, "Poison Pills" and other anti-takeover measures are not supported, even if recommended by management.

Absent special circumstances, it is the policy of the firm to exercise its proxy voting discretion in accordance with its Proxy Voting Guidelines set forth in EXHIBIT A ("Proxy Voting Guidelines"). These guidelines are applicable to the voting of domestic and global proxies.

The firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. The firm and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. If at anytime, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Compliance Officer. Conflicts of interest are handled in various ways depending on the type and materiality as described below.

B. PROXY VOTING PROCEDURE

As an integral part of the investment process and where authorized by its clients, Adviser has responsibility for voting proxies. The Corporate Actions Department and certain Research Analysts (collectively known as the "Responsible Voting Parties") are responsible for voting proxies on behalf of the respective clients. More specifically, proxy proposals received by KAR, where the Proxy Voting Guidelines outline its general position as voting either "for" or "against", are voted by the Corporate Actions Department. Proxy proposals received by KAR, where the Proxy Voting Guidelines outline its general position as voting on a "case by case" basis, are forwarded to the appropriate Research Analyst, who will review the proposal and issue written voting instructions to the Corporate Actions Department. All proxy voting is executed by the Corporate Actions Department under the supervision of the Director of Operations.

To fulfill its fiduciary duty in voting client proxies, the firm ensures that
(i) knowledge of a vote to be taken is acquired in a timely fashion and sufficient information is acquired to allow for an informed vote; (ii) all proxy votes are cast.

KAR makes a reasonable effort to ensure that the relevant portfolio manager and research analyst are informed of the proxy material in a timely fashion. If a research analyst believes that it is in the best interest of the client or the beneficial owners of the client to vote in a manner contrary to the established Proxy Voting Guidelines, he or she submits a request for the variation, with the reason, to the firm's Exception Committee(1), which decides the issue. Absent these special circumstances, the Proxy Voting Guidelines are followed when voting proxy proposals. To ensure that all proxy votes are cast, the Corporate Actions Department reconciles the number of votes cast with the number of shares held by such clients.

         1. CONFLICTS OF INTEREST

The firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the firm may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. The firm and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. If at anytime, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Compliance Officer. Conflicts of interest are handled in various ways depending on the type and materiality. To prevent material conflicts of interest from affecting the manner in which KAR votes clients' proxies the following procedures are followed:

         (i) Where the Proxy Voting Guidelines outline the firm's voting position, as either "for" or "against" such proxy proposal, voting is in accordance with the Adviser's Proxy Voting Guidelines (Exhibit A).

         (ii) Where the Proxy Voting Guidelines outline the firm's voting position to be on a "case- by-case basis" for such proposal, or such proposal is not listed in the Proxy Voting Guidelines, then the assigned Research Analyst will provide the voting recommendation.

         2. OTHER SPECIAL CIRCUMSTANCES

The firm may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has informed the firm that it wishes to retain the right to vote the proxy, the firm will instruct the custodian to send the proxy material directly to the client, 2) where the firm deems the cost of voting would exceed any anticipated benefit to the client, 2) where a proxy is received for a client account that has been terminated with the firm, 3) where a proxy is received for a security the firm no longer manages (i.e. the firm had previously sold the entire position), and/or 4) where the exercise of voting rights could restrict the ability of an account's portfolio

----------------
(1) This is a well-established committee of senior management which reviews pricing, account minima, and other routine policy exceptions. The current members are the CEO, CIO, COO, and the Managing Director for trading and portfolio administration. The committee requires two affirmative votes to approve an exception.

manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

Various accounts in which the Adviser has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the firm has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

         3. ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Adviser, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

Consistent with Labor Department positions, it is the policy of KAR to follow the provisions of a plan's governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

C.  PROXY VOTING RECORDS

As required under rule 204-2 of the Advisers Act, KAR shall maintain the following proxy records:

         (i) A copy of these policies and procedures;

         (ii) A copy of each proxy statement the firm receives regarding client's securities;

         (iii) A record of each vote cast by the firm on behalf of a client;

         (iv) A copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision;

         (v) A copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

The proxy voting records described in the section shall be maintained and preserved in an easily accessible place for a period of not less than five years. The firm may rely on one or more third parties to make and retain the records referred to in items (ii) and (iii) above.

D.  CLIENT DISCLOSURE

As disclosed in Schedule H of the ADV Part II, a copy of these policies and procedures will be provided to clients upon request. In addition, if a client inquiries about how a particular proxy proposal was voted that information will be provided to the client in a timely manner.

               KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC

                             PROXY VOTING GUIDELINES

These guidelines supplement the Proxy Voting Policy of Kayne Anderson Rudnick Investment Management, LLC ("Adviser" or the "firm") and provide general direction of how Adviser will vote on a number of significant and recurring ballot proposals. The fundamental policy followed by Adviser in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. Absent special circumstances, it is the policy of Adviser to exercise its proxy voting discretion in accordance with the guidelines set forth.

This list is not all inclusive.

I.    THE BOARD OF DIRECTORS

         A. Voting on Director Nominees in Uncontested Elections

         Adviser generally votes for director nominees in uncontested elections, absent countervailing factors such as a lack of director independence (see below) or chronic, unjustified absenteeism or other disqualifying factors.

         B. Chairman and CEO are the Same Person

         Adviser generally votes against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

         C. Director Independence

         Pending the adoption of more definitive independence requirements by the NYSE and NASDAQ, the Adviser has a bias toward a majority of independent directors. Adviser will evaluate shareholder proposals relating to number of independent directors on a case-by-case basis.

         Adviser generally votes for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

         Pending the adoption of more definitive independence requirements by the NYSE and NASDAQ, the firm will consider a board candidate or member to lack independence if, he or she:

         -   is an officer or full-time employee of the company;

         - is a former employee of the company regardless of when he/she may have left the company; provides, or if his or her firm provides, a material level of professional services (e.g., through a consulting or advisory arrangement, whether formalized by a contract or not);

         - has any transactional relationship with the company granted on terms not generally available; is a founder of the company and not a current employee; or

         - has a close family relationship to an executive officer of the company, whether by blood or marriage.

         D. Stock Ownership Requirements

         Adviser generally votes for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

         E. Term of Office

         Adviser generally votes against shareholder proposals to limit the tenure of outside directors.

         F. Director and Officer Indemnification and Liability Protection

         Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis. Adviser generally votes for proposals providing indemnification protection to officers and directors, and for proposals limiting the liability of officers and directors for monetary damages, provided such proposals do not appear to conflict with applicable law. Additionally, the proposals should cover only future actions and not fraud or gross negligence.

         G. Charitable Contributions

         Adviser generally votes against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

II.   PROXY CONTESTS

         A. Voting for Director Nominees in Contested Elections

         Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

         - long-term financial performance of the target company relative to its industry;

         -   management's track record;

         -   background to the proxy contest;

         -   qualifications of director nominees (both slates);

         - evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

         -   stock ownership positions.

         B. Reimburse Proxy Solicitation Expenses

         Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

III.  AUDITORS

         A. Ratifying Auditors

         Adviser generally votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company and is not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

         Adviser, on a case-by-case basis, votes shareholder proposals that seek to restrict the ability of a company's auditors to provide non-audit services.

         Adviser, on a case-by-case basis, votes shareholder proposals that would request a company to periodically change its audit firm.

IV. PROXY CONTEST DEFENSES

         A. Board Structure: Staggered vs. Annual Elections

         Adviser generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect all directors annually.

         B. Shareholder Ability to Remove Directors

         Adviser generally votes against proposals that provide directors may be removed only for cause.

         Adviser generally votes for proposals allowing shareholders to elect replacements and fill vacancies.

         C. Cumulative Voting

         Adviser generally votes against proposals to eliminate cumulative voting. The firm generally votes for proposals to permit cumulative voting.

         D. Shareholder Ability to Call Special Meetings

         Adviser generally votes against proposals to restrict or prohibit shareholder ability to call special meetings.

         E. Shareholder Ability to Act by Written Consent

         Adviser generally votes for proposals to restrict or prohibit shareholder ability to take action by written consent.

         F. Shareholder Ability to Alter the Size of the Board

         Adviser generally votes against proposals limiting management's ability to alter the size of the board.

V.   TENDER OFFER DEFENSES

         A. Poison Pills

         Adviser generally votes for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

         Adviser generally votes against proposals to ratify a poison pill.

         B. Greenmail

         Adviser generally votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

         Adviser generally votes on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

         C. Unequal Voting Rights

         Adviser generally votes against dual class exchange offers.

         Adviser generally votes against dual class recapitalizations.

         D. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

         Adviser generally votes against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

         Adviser generally votes for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

         E. Supermajority Shareholder Vote Requirement to Approve Mergers

         Adviser generally votes against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

         Adviser generally votes for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

         F. White Squire Placements

         Adviser, on a case-by-case basis, votes shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

VI. MISCELLANEOUS GOVERNANCE PROVISIONS

         A. Confidential Voting

         Adviser generally votes against proposals requiring confidential voting and independent vote tabulators.

         B. Equal Access

         Adviser, on a case-by-case basis, votes shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

         C. Bundled Proposals

         Adviser, on a case-by-case basis, votes bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, Adviser examines the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, Adviser will vote against the proposals. If the combined effect is positive, Adviser will support such proposals.

         D. Shareholder Advisory Committees

         Adviser, on a case-by-case basis, votes proposals to establish a shareholder advisory committee.

VII. CAPITAL STRUCTURE

         A. Common Stock Authorization

         Adviser, on a case-by-case basis, votes proposals to increase the number of shares of common stock authorized for issue.

         B. Stock Distributions: Splits and Dividends

         Adviser generally votes for management proposals to increase common share authorization for a stock split provided management demonstrates a reasonable basis for the split.

         C. Reverse Stock Splits

         Adviser generally votes for management proposals to implement a reverse stock split, provided management demonstrates a reasonable basis for the reverse split.

         D. Blank Check Preferred Authorization

         Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, Adviser, on a case-by-case basis, votes proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

         E. Shareholder Proposals Regarding Blank Check Preferred Stock

         Adviser, on a case-by-case basis, votes shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

         F. Adjust Par Value of Common Stock

         Adviser generally votes for management proposals to reduce the par value of common stock.

         G. Preemptive Rights

         Adviser generally reviews on a case-by-case basis, proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, Adviser looks at the size of a company and the characteristics of its shareholder base. Adviser generally opposes preemptive rights for publicly-held companies with a broad stockholder base.

         H. Debt Restructuring

         Adviser reviews, on a case-by-case basis, proposals to increase common or preferred shares and to issue shares as part of a debt restructuring plan. Adviser will consider the following issues:

         Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution be to any future earnings?

         Change in Control--Will the transaction result in a change in control of the company?

         Bankruptcy--Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

         Adviser reviews, on a case-by-case basis, proposals that facilitate debt restructurings.

         I. Share Repurchase Programs

         Adviser generally votes for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIII. EXECUTIVE AND DIRECTOR COMPENSATION

         Adviser, on a case-by-case basis, votes on executive and director compensation plans. Adviser generally votes for compensation plans if the following criteria are met:

         Voting Power Dilution-The sum of new shares authorized plus shares available for grant under all existing plans and options granted, but not yet exercised, does not exceed 5 percent of shares outstanding as of record date. This threshold is increased to 10 percent for companies in the technology, banking, and financial services industries.

         Discounts -The exercise price is no less than 100 percent of fair market value at the time of grant.

         Repricing -The company has not repriced underwater stock options during the past three years.

         A.  OBRA-Related Compensation Proposals

         - Amendments that Place a Cap on Annual Grant or Amend Administrative Features

             Adviser generally votes for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants anyone participant may receive to comply with the provisions of Section 162(m) of the Omnibus Reconciliation Act of 1993 ("OBRA") regarding executive compensation.

         -   Amendments to Added Performance-Based Goals

             Adviser generally votes for amendments to add performance goals to existing compensation plans to comply with the provisions of
             Section 162(m) of OBRA.

         -   Amendments to Increase Shares and Retain Tax Deductions Under OBRA

             Adviser, on a case-by-case basis, votes on amendments to existing plans that would both increase shares reserved and qualify the plan for favorable tax treatment under the provisions of Section 162(m) of OBRA.

         -   Approval of Cash or Cash-and-Stock Bonus Plans

             Adviser, on a case-by-case basis, votes proposals relating to cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

         B. Shareholder Proposals to Limit Executive and Director Pay

         Adviser generally votes for shareholder proposals that seek additional disclosure of executive and director pay information.

         Adviser, on a case-by-case basis, votes other shareholder proposals that seek to limit executive and director pay.

         C. Golden and Tin Parachutes

         Adviser generally votes for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

         D. Employee Stock Ownership Plans and Other Broad-Based Employee Stock Plans

         Adviser generally votes for proposals to approve an ESOP or other broad-based employee stock purchase or ownership plan, or to increase authorized shares for such existing plans, except in cases when the number of shares allocated to such plans is "excessive" (i.e., generally greater than ten percent (10%) of outstanding shares).

         E.  401(k) Employee Benefit Plans

         Adviser generally votes for proposals to implement a 401(k) savings plan for employees.

         F. Director Retirement Benefits

         Adviser, on a case-by-case basis, votes shareholder proposals requesting companies cease to pay retirement benefits to directors.

         G. Stock Option Expensing

         Pending the adoption of definitive rules on option expensing by the Financial Accounting Standards Board (FASB), Adviser generally supports shareholder proposals requesting that companies expense options.

IX.  STATE OF INCORPORATION

         A.  Voting on State Takeover Statutes

         Adviser generally votes against proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

         B. Voting on Reincorporation Proposals

         Proposals to change a company's state of incorporation are examined on a case-by-case basis.

X.  MERGERS AND CORPORATE RESTRUCTURINGS

         A. Mergers and Acquisitions

         Adviser, on a case-by-case basis, votes on mergers and acquisitions taking into account at least the following:

         - anticipated financial and operating benefits; offer price (cost vs. premium);

         -   prospects of the combined companies; how the deal was negotiated;
             and

         - changes in corporate governance and their impact on shareholder rights.

         B. Corporate Restructuring

         Adviser, on a case-by-case basis, votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales.

         C. Spin-offs

         Adviser, on a case-by-case basis, votes on spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

         D. Asset Sales

         Adviser, on a case-by-case basis, votes on asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

         E. Liquidations

         Adviser, on a case-by-case basis, votes on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

         F. Appraisal Rights

         Adviser generally votes for proposals to restore, or provide shareholders with, rights of appraisal.

         G. Changing Corporate Name

         Adviser generally votes for changing the corporate name.

         H. Adjourn Meeting

         Adviser, on a case-by-case basis, votes on proposals giving management discretion to adjourn a meeting of shareholders in order to solicit additional votes.

XI.  MUTUAL FUNDS

         A. Election of Trustees

         Adviser, on a case-by-case basis, votes on trustee nominees.

         B. Investment Advisory Agreement

         Adviser, on a case-by-case basis, votes on investment advisory agreements.

         C. Fundamental Investment Restrictions

         Adviser, on a case-by-case basis, votes on amendments to a fund's fundamental investment restrictions.

         D. Distribution Agreements

         Adviser, on a case-by-case basis, votes on distribution agreements.

XII. SOCIAL AND ENVIRONMENTAL ISSUES

Adviser generally supports shareholder social and environmental proposals, and votes such matters, on a case-by-case basis, where the proposal enhances the long-term value of the shareholder and does not diminish the return on investment.

                             PROXY VOTING POLICY OF
                        LAZARD ASSET MANAGEMENT LLC AND
                     LAZARD ASSET MANAGEMENT (CANADA), INC.



A. INTRODUCTION



         As a fiduciary, Lazard Asset Management LLC ("Lazard") is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interest, and within the framework of this Proxy Voting Policy (the "Policy"). Lazard has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfy the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the "Advisers Act").



         Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Absent specific client guidelines, Lazard's policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective.



         This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. More information on how Lazard handles conflicts is provided in Section F of this Policy.



B. RESPONSIBILITY TO VOTE PROXIES



         Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account, but over which Lazard exercises no investment discretion, are not voted by Lazard.



C. GENERAL ADMINISTRATION



         1. OVERVIEW



         Lazard's proxy voting process is administered by its Proxy Operations Department ("ProxyOps"), which reports to Lazard's Chief Operations Officer. Oversight of the process is provided by Lazard's Legal and Compliance Department and by a Proxy Committee currently consisting of Michael Bennett, Managing Director and a Portfolio Manager for Lazard's international equity products, Richard Tutino, Director and a Portfolio Manager for Lazard's U.S. equity products, and Melissa Cook, Lazard's Global Head of Research. The Proxy

Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the "Approved Guidelines"), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard's General Counsel or Chief Compliance Officer. A representative of Lazard's Legal and Compliance Department must be present at all Proxy Committee meetings.



         2. ROLE OF THIRD PARTIES



         To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.



         ISS provides other proxy-related administrative services to Lazard. ISS receives on Lazard's behalf all proxy information sent by custodians that hold securities of Lazard's clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS's analysis. ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.



         3. VOTING PROCESS



         Lazard's Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the "Approved Guidelines"). As discussed more fully below in Section D of this Policy, depending on the proposal, the Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.



         Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, "Portfolio Management") is essential. Portfolio Management is, in Lazard's view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer's shares. Consequently, the Manager of ProxyOps seeks Portfolio Management's recommendation on how to vote all such proposals.



         In seeking Portfolio Management's recommendation, the Manager of ProxyOps provides ISS's recommendation and analysis. Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by Portfolio Management, subject to situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See Section F, below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management's recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard's Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management's recommendation. If necessary, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard's vote.

         ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management both the Approved Guideline, as well as ISS's recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items. It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest, in which case an alternative approach may be followed. (See Section F, below.)



D. SPECIFIC PROXY ITEMS



         Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline.



         1. ROUTINE ITEMS



         Lazard generally votes routine items as recommended by the issuer's management and Board of Directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:



         -    routine election or re-election of Directors;



         - appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;



         -    issues relating to the timing or conduct of annual meetings;



         -    directors' liability and indemnification; and



         -    name changes.



         2. CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS MATTERS



         Many proposals address issues related to corporate governance and shareholder rights. These items often relate to the Board of Directors and its committees, anti-takeover measures, and the conduct of the company's shareholder meetings.

                  a.  BOARD OF DIRECTOR AND ITS COMMITTEES



         Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer's Board of Directors. Lazard believes that in most instances, the Board and the issuer's management are in the best position to make the determination how to best increase the Board's effectiveness. Lazard does not believe that establishing burdensome requirements regarding a Board will achieve this objective. Lazard has Approved Guidelines to vote:



                  - FOR the establishment of an independent nominating committee, audit committee or compensation committee of a Board of Directors;



                  - FOR a requirement that a majority of Directors be independent;



                  - ON A CASE-BY-CASE BASIS regarding the election of Directors where the Board does not have those committees or sufficient independence;



                  - FOR proposals that the Board's committees be comprised solely of independent Directors or consist of a majority of independent directors;



                  - FOR proposals to limit Directors' liability; broaden indemnification of Directors; and approve indemnification agreements for officers and Directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation, in which case, it is ON A CASE -BY-CASE BASIS;



                  - FOR proposals seeking to de-classify a Board and AGAINST proposals seeking to classify a Board;



                  - ON A CASE-BY-CASE BASIS on all proposals relating to cumulative voting;



                  - AGAINST shareholder proposals calling for the establishment of shareholder advisory committees or, absent a demonstrable need, the establishment of other committees;



                  - AGAINST shareholder proposals seeking union or special-interest representation on the Board;



                  - AGAINST shareholder proposals seeking to establish term limits or age limits for Directors;



                  - ON A CASE-BY-CASE BASIS on shareholder proposals seeking to require that the issuer's Chairman and Chief Executive Officer be different individuals;



                  - AGAINST shareholder proposals seeking to establish Director stock-ownership requirements; and



                  - AGAINST shareholder proposals seeking to change the size of a Board, requiring women or minorities to serve on a Board, or requiring two candidates for each Board seat.

                  b. ANTI-TAKEOVER MEASURES



         Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company's shares. Consequently, Lazard has adopted Approved Guidelines to vote:



                  - AGAINST proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;



                  - AGAINST shareholder rights plans (also known as "poison pill plans") and FOR proposals seeking to require all poison pill plans be submitted to shareholder vote;



                  - AGAINST proposals seeking to adopt fair price provisions and FOR proposals seeking to rescind them;



                  -   AGAINST "blank check" preferred stock; and



                  - ON A CASE-BY-CASE BASIS regarding other provisions seeking to amend a company's by-laws or charter regarding anti-takeover provisions.



                  c. CONDUCT OF SHAREHOLDER MEETINGS



         Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:



                  -   AGAINST proposals to adjourn meetings;



                  - AGAINST proposals seeking to eliminate or restrict shareholders' right to call a special meeting;



                  -   FOR proposals providing for confidential voting;



                  - AGAINST efforts to eliminate or restrict right of shareholders to act by written consent;



                  - AGAINST proposals to adopt supermajority vote requirements, or increase vote requirements, and



                  -   ON A CASE-BY-CASE BASIS on changes to quorum requirements.



         3. CHANGES TO CAPITAL STRUCTURE



         Lazard receives many proxies that include proposals relating to a company's capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. The Board and management may have many legitimate business reasons in seeking to effect changes to the issuer's capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:



                  - FOR management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);



                  -   FOR stock splits and reverse stock splits;



                  - ON A CASE-BY-CASE BASIS on matters affecting shareholder rights, such as amending votes-per-share;



                  - ON A CASE-BY-CASE BASIS on management proposals to issue a new class of common or preferred shares;



                  - FOR management proposals to adopt or amend dividend reinvestment plans;



                  - AGAINST changes in capital structure designed to be used in poison pill plans; and



                  - ON A CASE-BY-CASE BASIS on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.



         4. STOCK OPTION PLANS AND OTHER EXECUTIVE COMPENSATION ISSUES



         Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of the Board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:



                  -   ON A CASE-BY-CASE BASIS regarding all stock option plans;



                  - AGAINST restricted stock plans that do not involve any performance criteria;



                  -   FOR employee stock purchase plans;



                  - ON A CASE-BY-CASE BASIS for stock appreciation rights plans;



                  -   FOR deferred compensation plans;



                  - ON A CASE-BY-CASE BASIS on proposals to approve executive loans to exercise options;



                  -   AGAINST proposals to re-price underwater options;



                  - AGAINST shareholder proposals to eliminate or restrict severance agreements, and FOR proposals to submit severance agreements to shareholders for approval; and

                  - AGAINST proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.



         5. MERGERS AND OTHER SIGNIFICANT TRANSACTIONS



         Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company's assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard's Approved Guideline is to vote on each of these transactions ON A CASE-BY-CASE BASIS.



         6. SOCIAL AND POLITICAL ISSUES



         Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company's management and its Board of Directors.



         Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote AGAINST most of these proposals. Lazard has adopted Approved Guidelines to vote FOR measures relating to ILO Principles, the adoption of anti-discrimination policies and certain other similar proposals.



E. VOTING NON-U.S. SECURITIES



         Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder's ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as "share blocking"). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. The Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

F. CONFLICTS OF INTEREST



         1. OVERVIEW



         Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.



         Potential conflicts of interest are inherent in Lazard's organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:



         - Lazard Freres & Co. LLC ("LFNY"), Lazard's parent and a registered broker-dealer, or an investment banking affiliate has an investment banking or capital markets relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);



         - Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;



         - Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or



         - A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.



         2. GENERAL POLICY AND CONSEQUENCES OF VIOLATIONS



         All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LFNY or any of their Managing Directors, officers, employees or affiliates.



         ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department. No other Managing Directors, officers or employees of Lazard, LFNY or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between a Managing Director, officer or employee of LFNY and a Managing Director, officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard's client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business.



         Every Managing Director, officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if a Managing Director, officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If a Managing Director, officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.



         3. MONITORING FOR CONFLICTS AND VOTING WHEN A MATERIAL CONFLICT EXISTS



         Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.



                  a.  WHERE APPROVED GUIDELINE IS FOR OR AGAINST



         Most proposals on which Lazard votes have an Approved Guideline to vote for or against. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved Guideline. When that happens, the Manager of ProxyOps will determine whether a conflict of interest or potential conflict of interest exists by: (1) determining whether the sponsor of the proposal is a Lazard client and notifying Lazard's Chief Compliance Officer if the sponsor is a Lazard client; and (2) notifying the Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.



         If it appears that a conflict of interest exists, the Manager of ProxyOps and the Chief Compliance Officer will convene a meeting of the Proxy Committee, which will determine whether the conflict is material. Whether a conflict is "material" will depend on the facts and circumstances involved. For purposes of this Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.



         If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.



                  b. WHERE APPROVED GUIDELINE IS CASE-BY-CASE



         In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard's policy is to vote the proxy item according to the recommendation of an independent source, currently ISS. In determining whether a conflict of interest or a potential conflict of interest may exist, the Manager of ProxyOps will: (1) determine whether the sponsor of the proposal is a Lazard client and notify Lazard's Chief Compliance Officer if the sponsor is a Lazard client; and (2) notify the Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.

         If it appears that a conflict of interest exists, the Manager of ProxyOps and the Chief Compliance Officer will convene a meeting of the Proxy Committee, which will determine whether the conflict is material. There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LFNY having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction). If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the recommendation of ISS. If the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation.



                  g. REVIEW OF POLICY



         The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines. Questions or concerns regarding the Policy should be raised with Lazard's General Counsel or Chief Compliance Officer.



REVISED AS OF JUNE 30, 2003

                   LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC
                         PROXY PRINCIPLES AND PROCEDURES

OVERVIEW

Legg Mason Funds Management, Inc. and LMM, LLC ("LMFM") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMFM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMFM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority expressly has been retained by the client or delegated by the client to others. For each proxy vote LMFM takes into consideration its duty to its clients and all other relevant facts available to LMFM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMFM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMFM's proxy voting guidelines for more details ("Schedule A").

PROCEDURES

OVERSIGHT

LMFM's Chief Investment Officer (CIO) has full authority to determine LMFM's proxy voting principles and procedures and vote proxies on behalf of LMFM clients. LMFM's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, to LMFM's Proxy Officers and Compliance Officers. No less than a quorum of these Officers(1) will meet from time to time, but no less than annually, to review existing principles and procedures in light of LMFM's duties as well as applicable laws and regulations to determine if any changes are necessary.

LIMITATIONS

We recognize proxy voting as a valuable right of company shareholders. Generally speaking, LMFM votes all proxies it receives. However, LMFM does reserve the right to refrain from voting in certain circumstances. LMFM may refrain from voting a proxy if, for example, the company's shares are no longer held by LMFM clients at the time of the meeting. Additionally, LMFM may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

PROXY ADMINISTRATION

LMFM instructs each client custodian to forward proxy materials to the LMFM Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMFM. Whenever possible, LMFM uses ADP's ProxyEdge product to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records. If a custodian is not able to deliver proxy materials via ProxyEdge, proxies are delivered and voted via mail or facsimile, and records are maintained in paper files.

Upon receipt of proxy materials:

      The Compliance Officer

      1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. LMFM believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMFM or its affiliates.

            a.    Identifying Potential Conflicts

                  In identifying conflicts of interest the Compliance Officer will review the following issues:

                  - Whether LMFM has an economic incentive to vote in a manner that is not consistent with the best interests of its clients; and

                  - Whether there are any business or personal relationships between an LMFM employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts


--------
(1) Quorum is defined as two Proxy Officers and one Compliance Officer.

                        that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; and

                  - Whether the Proxy Officer knows that an affiliate of LMFM has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and LMFM's clients.

            b.    Assessing Materiality

                  A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

      2. If the Compliance Officer determines that a potential material conflict of interest may exist:

                        (a) The Compliance Officer may consult with legal counsel and/or LMFM's CIO to determine if the conflict is material.

                        (b) If the conflict is not material, the proxy issue is forwarded to the Proxy Officer for voting.

                        (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:

                              1. If LMFM's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to LMFM's principles and returns the signed, voted form to the Proxy Administrator(s).

                              2.    If the conflicted proxy issue is not
                                    specifically addressed in LMFM's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".

                              3. Alternatively, the Compliance Officer may disclose the conflict to clients and obtain their consent to vote.


      The Proxy Officer

      1. The Proxy Officer reviews proxies and evaluates matters for vote in light of LMFM's principles and guidelines. The Proxy Officer may seek additional information from LMFM's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMFM's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by LMFM.

      2. The Proxy Officer returns the signed, voted form to the Proxy Administrator.

      The Proxy Administrator(s)

      1. Provides custodians with instructions to forward proxies to LMFM for all clients for whom LMFM is responsible for voting proxies.

      2. When proxies are received, reconciles the number of shares indicated on the proxy with LMFM internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. Proxy Administrator will use best efforts to obtain missing proxies from custodian.

      3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by LMFM clients as of the meeting date.

      4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.

      5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ProxyEdge software, online or via facsimile.

      6. Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING

The following documents will be maintained onsite for two years and in an accessible place for another three years with regard to proxies:

      1. Copy of current policies and procedures will be maintained and available to clients upon request.

      2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.

      3. Documents created by LMFM that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.

      4. Copies of the voting record will be maintained via our proxy software - ProxyEdge or in paper file.

      5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.

      6. Each written client request for proxy voting records and LMFM's written response to any client request for such records.

                                   SCHEDULE A
                          LMFM PROXY VOTING GUIDELINES

LMFM maintains these proxy-voting guidelines, which set forth the manner in which LMFM generally votes on issues that are routinely presented. Please note that for each proxy vote LMFM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

FOUR PRINCIPAL AREAS OF INTEREST TO SHAREHOLDERS:
1) Obligations of the Board of Directors
2) Compensation of management and the Board of Directors
3) Take-over protections
4) Shareholders' rights

                                          PROXY ISSUE                                             LMFM GUIDELINE
                                          -----------                                             --------------
  BOARD OF DIRECTORS

  INDEPENDENCE OF BOARDS OF DIRECTORS: majority of unrelated directors, independent                      For
  of management

  NOMINATING PROCESS: independent nominating committee seeking qualified candidates,                     For
  continually assessing directors and proposing new nominees

  SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS: Boards must be no larger than 15                        For
  members

  CUMULATIVE VOTING FOR DIRECTORS                                                                        For

  STAGGERED BOARDS                                                                                     Against

  SEPARATION OF BOARD AND MANAGEMENT ROLES (CEO/CHAIRMAN)                                            Case-by-Case

  COMPENSATION REVIEW PROCESS: compensation committee comprised of outside, unrelated                    For
  directors to ensure shareholder value while rewarding good performance

  DIRECTOR LIABILITY & INDEMNIFICATION: support limitation of liability and provide                      For
  indemnification

  AUDIT PROCESS                                                                                          For

  BOARD COMMITTEE STRUCTURE: audit, compensation, and nominating and/or governance                       For
  committee consisting entirely of independent directors

  MONETARY ARRANGEMENTS FOR DIRECTORS: outside of normal board activities amts should                    For
  be approved by a board of independent directors and reported in proxy

  FIXED RETIREMENT POLICY FOR DIRECTORS                                                              Case-by-Case

  OWNERSHIP REQUIREMENT: all Directors have direct and material cash investment in                       For
  common shares of Company

  PROPOSALS ON BOARD STRUCTURE: (lead director, shareholder advisory committees,                         For
  requirement that candidates be nominated by shareholders, attendance at meetings)

  ANNUAL REVIEW OF BOARD/CEO BY BOARD                                                                    For

  PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT (INCLUDING CEO)                                               For

  VOTES FOR SPECIFIC DIRECTORS                                                                       Case-by-Case

                                  - Continued -

                             PROXY ISSUE                                                         LMFM GUIDELINE
                             -----------                                                         --------------
     MANAGEMENT AND DIRECTOR COMPENSATION

     STOCK OPTION AND INCENTIVE COMPENSATION PLANS:                                                Case-by-Case

     FORM OF VEHICLE: grants of stock options, stock appreciation rights, phantom shares           Case-by-Case
     and restricted stock

     PRICE                                                                                Against plans whose underlying
                                                                                          securities are to be issued at
                                                                                           less than 100% of the current
                                                                                                   market value

     RE-PRICING: plans that allow the Board of Directors to lower the exercise price of               Against
     options already granted if the stock price falls or under-performs the market

     EXPIRY: plan whose options have a life of more than ten years                                 Case-by-Case

     EXPIRY: "evergreen" stock option plans                                                           Against

     DILUTION:                                                                              Case-by-Case - taking into
                                                                                              account value creation,
                                                                                                   commitment to
                                                                                          shareholder-friendly policies,
                                                                                                       etc.

     VESTING: stock option plans that are 100% vested when granted                                    Against

     PERFORMANCE VESTING: link granting of options, or vesting of options previously                    For
     granted, to specific performance targets

     CONCENTRATION: authorization to allocate 20% or more of the available options to                 Against
     any one individual in any one year

     DIRECTOR ELIGIBILITY: stock option plans for directors if terms and conditions are            Case-by-Case
     clearly defined and reasonable

     CHANGE IN CONTROL: stock option plans with change in control provisions that allow               Against
     option holders to receive more for their options than shareholders would receive for their shares

     CHANGE IN CONTROL: change in control arrangements developed during a take-over                   Against
     fight specifically to entrench or benefit management

     CHANGE IN CONTROL: granting options or bonuses to outside directors in event of a                Against
     change in control

     BOARD DISCRETION: plans to give Board broad discretion in setting terms and                      Against
     conditions of programs

     EMPLOYEE LOANS: Proposals authorizing loans to employees to pay for stock or options             Against

     DIRECTOR COMPENSATION: % of directors' compensation in form of common shares                       For

     GOLDEN PARACHUTES                                                                             Case-by-Case

     EXPENSE STOCK OPTIONS                                                                            Against

     SEVERANCE PACKAGES: must receive shareholder approval                                              For

     LACK OF DISCLOSURE ABOUT PROVISIONS OF STOCK-BASED PLANS                                         Against

     RELOAD OPTIONS                                                                                   Against

     PLAN LIMITED TO A SMALL NUMBER OF SENIOR EMPLOYEES                                               Against

     EMPLOYEE STOCK PURCHASE PLANS                                                                 Case-by-Case

                                  - Continued -

                                   PROXY ISSUE                                                   LMFM GUIDELINE
                                   -----------                                                   --------------
      TAKEOVER PROTECTIONS

      SHAREHOLDER RIGHTS PLANS: plans that go beyond ensuring the equal treatment of                  Against
      shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid

      GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS AND OTHER PURCHASE TRANSACTIONS                 Case-by-Case

      LOCK-UP ARRANGEMENTS: "hard" lock-up arrangements that serve to prevent competing               Against
      bids in a takeover situation

      CROWN JEWEL DEFENSES                                                                            Against

      PAYMENT OF GREENMAIL                                                                            Against

      "CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION" PROVISIONS: provisions that seek to              Against
      limit the discretion of a future board to redeem the plan

      CHANGE CORPORATION'S DOMICILE: if reason for re-incorporation is to take advantage              Against
      of protective statutes (anti-takeover)

      POISON PILLS: receive shareholder ratification                                                    For

      REDEMPTION/RATIFICATION OF POISON PILL                                                            For

      SHAREHOLDERS' RIGHTS

      CONFIDENTIAL VOTING BY SHAREHOLDERS                                                               For

      DUAL-CLASS SHARE STRUCTURES                                                                     Against

      LINKED PROPOSALS: with the objective of making one element of a proposal more                   Against
      acceptable

      BLANK CHECK PREFERRED SHARES: authorization of, or an increase in, blank check                  Against
      preferred shares

      SUPERMAJORITY APPROVAL OF BUSINESS TRANSACTIONS: management seeks to increase the               Against
      number of votes required on an issue above two-thirds of the outstanding shares

      INCREASE IN AUTHORIZED SHARES: provided the amount requested is necessary for                     For
      sound business reasons

      SHAREHOLDER PROPOSALS                                                                        Case-by-Case

      STAKEHOLDER PROPOSALS                                                                        Case-by-Case

      ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH VOTING TO BE DETERMINED BY                        Against
      THE BOARD WITHOUT PRIOR SPECIFIC SHAREHOLDER APPROVAL

      "FAIR PRICE" PROVISIONS: Measures to limit ability to buy back shares from                        For
      particular shareholder at higher-than-market prices

      PREEMPTIVE RIGHTS                                                                                 For

      ACTIONS ALTERING BOARD/SHAREHOLDER RELATIONSHIP REQUIRE PRIOR SHAREHOLDER APPROVAL                For
      (including "anti-takeover" measures)

      ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT                                                       For

      ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS                                                       For

      SOCIAL AND ENVIRONMENTAL ISSUES                                                        As recommended by Company
                                                                                                    Management

      REIMBURSING PROXY SOLICITATION EXPENSES                                                      Case-by-Case


Source: LMFM. Last updated 8 July 2003.

                                                                  April 22, 2003

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

         Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

         The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall
(i) monitor the actions of Lord Abbett in voting securities owned by the Funds;
(ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

         There have unfortunately been far too many examples of corporate governance failures during the last two years, including the failure to deal fairly in conflict of interest situations. Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of a potential conflict of interest involving Lord Abbett's proxy voting process would be quite rare. Nevertheless, if such a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this conflict to the affected Funds' Proxy Committees, and seek instructions from those Committees on how to proceed. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow the recommendation of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

         Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

         Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case by case basis. Factors that are considered include; current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

         There are some actions by directors that may result in votes being withheld. These actions include:

         1) Attending less than 75% of board and committee meetings without a valid excuse.

         2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

         3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

         4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

         5)       Failing to replace management as appropriate.

         We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

         We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

         We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

         1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

         2)       Management's rationale for why the repricing is necessary.

         3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

         4) Other factors, such as the number of participants, term of option, and the value for value exchange.

         In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

Cumulative Voting

         We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

         There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

         On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

         Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

         Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

         Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

         - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

         -    No dead-hand or no-hand pills.

         - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

         - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

         It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                         [Fund Asset Management, L.P.]





                       Merrill Lynch Investment Managers

                             Proxy Voting Guidelines

                                      as of
                                February 19, 2003

                    [MERRILL LYNCH INVESTMENT MANAGERS LOGO]

                                Table of Contents

                                                                       Page
                                                                       ----
Introduction...................................................         2
Scope of Committee Responsibilities............................         4
Committee Membership...........................................         6
Special Circumstances..........................................         7
Voting Policies................................................        10
         Boards of Directors...................................        11
         Auditors..............................................        13
         Compensation and Benefits.............................        14
         Capital Structure.....................................        15
         Corporate Charter and By-Laws.........................        16
         Corporate Meetings....................................        17
         Environmental and Social Issues.......................        18

                          FUND ASSET MANAGEMENT, L.P.

         Merrill Lynch Investment Managers, L.P., Fund Asset Management, L.P. and Merrill Lynch Investment Managers LLC (collectively, "MLIM") are each U.S. investment advisers,(1) registered with the U.S. Securities and Exchange Commission, that serve as the investment manager for mutual funds, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belong to the clients, and certain clients of MLIM have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to MLIM the right to vote proxies for securities held in their accounts as part of MLIM's authority to manage, acquire and dispose of account assets.

         When MLIM votes proxies for a client that has delegated to MLIM proxy voting authority, it acts as the client's agent. Under the U.S. Investment Advisers Act of 1940, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. MLIM is therefore subject to a fiduciary duty to vote proxies in a manner MLIM believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Securities Act of 1974 ("ERISA").(4) When voting proxies for client accounts (including mutual funds), MLIM's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, MLIM will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative to MLIM's integrity and reputation that it considers the interests of its clients, and not the interests of Merrill Lynch, when voting proxies.(6)

---------------------
(1) These policies do not apply to MLIM's non-U.S. affiliates.

(2) In certain situations, a client may direct MLIM to vote in accordance with the client's proxy voting policies. In these situations, MLIM will seek to comply with such policies to the extent it would not be inconsistent with other MLIM legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While MLIM is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a MLIM client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through MLIM as investment adviser, MLIM encourages such clients to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than MLIM.

(6) Proxy voting decisions, like other investment matters, are covered by MLIM's "Policies and Procedures Concerning Communications Between Merrill Lynch Investment Managers Companies and Merrill Lynch Investment Banking, Trading and Research Areas" (MLIM's "Ethical Wall" policies). One of the principal

         In light of such fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, MLIM has formed a Proxy Voting Committee (the "Committee") to address proxy voting issues on behalf of MLIM.

-------------------------
purposes of the Ethical Wall is to prohibit communications intended to place unusual pressure on a portfolio manager or analyst at MLIM to favor the interests of Merrill Lynch's investment banking clients over the interests of MLIM's investment advisory clients. To that end, as described herein, all proxy voting decisions will be made under the supervision of MLIM's Proxy Voting Committee, which will include representatives of MLIM management and MLIM's Legal Advisory Department. No MLIM employee may discuss pending corporate governance issues relating to securities held by MLIM clients with other Merrill Lynch employees if such discussions would violate MLIM's Ethical Wall policies. Any communication relating to corporate governance matters that a MLIM employee reasonably believes could constitute a violation of such policies should immediately be reported to the Secretary of the Proxy Voting Committee and/or MLIM"s Director of Compliance or General Counsel.

I.                Scope of Committee Responsibilities

         The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all MLIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted influences. The Committee shall also oversee the overall administration of proxy voting for MLIM accounts.(7)

         The Committee shall establish MLIM's proxy voting policies, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties.(8) As it is anticipated that there will not be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting policies will be applied to specific proxy votes, in light of each company's unique structure, management, strategic options and probable economic consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its stated policies.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee will not adopt a voting policy. MLIM believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may adopt a common MLIM position on proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(9)

         While it is expected that MLIM, as a fiduciary, will generally seek to vote proxies in a uniform manner for all clients, the Committee, in conjunction with the portfolio

--------------------------
(7) The Committee may delegate day-to-day administrative responsibilities to other MLIM personnel and/or outside service providers, as appropriate.

(8) If invited to do so by the Proxy Voting Committee, Merrill Lynch personnel from investment banking, trading, retail brokerage and research areas ("Affiliate Personnel") may present their views to MLIM's Proxy Voting Committee on proxy voting issues on which they have expertise to the same extent as other outside parties invited to present to the Proxy Voting Committee. Affiliated Personnel, however, may not serve as members of the Proxy Voting Committee or be allowed to participate in its decision making (other than as presenters).

(9) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a MLIM client as issuer. Where a material issue is involved and the issuer is a client of MLIM, the Committee shall determine, in its discretion, whether, for the purposes of ensuring that an independent determination is reached, to retain sole discretion to cast a vote for MLIM clients.

manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, MLIM believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their clients, on how best to maximize economic value in respect of a particular investment.

         The Committee will be responsible for documenting the basis for (a) any determination to vote a particular proxy in a manner contrary to its stated policies, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Committee, as well as for ensuring the maintenance of records of each proxy vote.(10) All determinations will be made, and all records maintained, in accordance with the proxy voting standards of ERISA (notwithstanding that ERISA may not apply to all client accounts). Except as may be required by such standards or other applicable legal requirements, or as otherwise set forth herein, the determinations and records of the Committee shall be treated as proprietary, nonpublic and confidential.

         The Committee shall be assisted by other MLIM personnel, as may be appropriate. In particular, the Committee has delegated to the "Middle Office" unit of MLIM Operations responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Middle Office unit of MLIM Operations shall do this by interfacing between the Committee, on the one hand, and the custodians, accountants and other service providers to MLIM and its clients, on the other hand, to ensure that proxy voting issues are brought to the Committee's attention and the Committee's proxy voting decisions are appropriately disseminated and implemented.

         To assist MLIM in voting proxies, the Committee has also retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MLIM include in-depth research, voting recommendations, vote execution, and recordkeeping.

----------------------
(10) The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

II.      Committee Membership

         The Committee will be chaired by the Chief Investment Officer of MLIM, who will be assisted by MLIM's Head of Active Equity Management or another senior MLIM investment professional. The Committee shall consist of portfolio managers and investment analysts appointed by them who are representative of the Active Equity, Private Investors and Quantitative Advisers divisions of MLIM, and such other personnel with investment or other relevant experience, as the Chief Investment Officer deems appropriate. No MLIM employee whose responsibilities relate primarily to Marketing or Sales may serve as a member of the Committee. Two members of MLIM's Legal Advisory Department will be non-voting members of the Committee, one of whom shall serve as the Committee's Secretary and principal legal counsel and the other of whom shall serve as Assistant Secretary.

         The Committee's membership shall be limited to full-time employees of MLIM. No person with any investment banking, trading, retail brokerage or research responsibilities for MLIM's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such a person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with MLIM).

III.     Special Circumstances

         SECURITIES ON LOAN. Many MLIM clients participate in securities lending programs, either through Merrill Lynch Global Securities Financing (MLIM's securities lending affiliate) or lending agents unaffiliated with MLIM (such as their custodian). Under most securities arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).(11) MLIM believes that each client has a right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that deals with any tension between loaning and voting securities in a manner that satisfies such client. If a client has determined to participate in a securities lending program, MLIM should therefore cooperate with the client's determination that securities lending is beneficial to the account and not attempt to seek recalls for the purpose of voting routine proxies. Consequently, it is MLIM's policy that, in the event that MLIM manages an account for a client that employs a lending agent unaffiliated with MLIM, MLIM will generally not seek to vote proxies relating to securities on loan. When MLIM manages an account for a client that employs Merrill Lynch Global Securities Financing as its lending agent, MLIM will also generally not seek to vote proxies relating to securities on loan UNLESS the MLIM portfolio manager responsible for the account has determined that voting the proxy is in the client's best interest and has requested Merrill Lynch Global Securities Financing to recall the security in timely manner, in accordance with MLIM's internal loan procedures in effect from time to time.

         VOTING PROXIES FOR FOREIGN COMPANIES. While the proxy voting process is well established in the United States, voting proxies of foreign companies frequently involves logistical issues which can affect MLIM's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings,
(ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

         As a consequence, MLIM votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of MLIM clients NOT to vote proxies of companies in certain countries if the Committee determines that the costs (including opportunity costs associated with shareblocking constraints) associated with exercising a vote outweighs the benefit the client will derive by voting on the company's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from MLIM portfolio managers) may override such determination with respect to a particular company's

___________________________

(11) See, e.g., BMA Master Securities Loan Agreement, 1993 version, paragraph 6.

shareholder meeting if it believe the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case MLIM will seek to vote on a best-efforts basis.

         MLIM AFFILIATES. Where a material issue is involved and the issuer is an affiliate of MLIM, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM's clients.

         PROXIES RELATING TO MLIM CLIENTS. From time to time, MLIM may be required to vote proxies in respect of a company that is a money management client of MLIM (a "MLIM Client").(12) In such event, the following policies and procedures shall apply:

         - if circumstances permit,(13) the Secretary and Assistant Secretary of the Proxy Committee shall use best efforts to have clients of MLIM that hold MLIM Client securities in their accounts(14) informed of the potential conflict and their right to direct MLIM's vote, withdraw MLIM's voting authority and/or appoint an independent voting fiduciary, in respect of such holdings;

         - unless all clients of MLIM that hold MLIM Client securities direct MLIM's vote or withdraw MLIM's voting authority, the Secretary or Assistant Secretary of the Proxy Committee shall inform the Committee that a potential conflict exists;

         - if an issue that is material to the MLIM Client is involved and the MLIM Client is sufficiently important to MLIM that the Committee does not feel able to vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM's clients;

         - if the Committee does not retain an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the Chairman of the Proxy Committee with advice from the Secretary of the Proxy Committee, consisting solely of Committee members whose job responsibilities do not include contact with the MLIM Client and whose job evaluations would not be affected by MLIM's relationship with the MLIM Client (or failure to retain such relationship); and

         - the subcommittee shall determine whether to vote all proxies on behalf of MLIM's clients or, if the proxy matter is akin to an investment decision, to

_______________________________

(12) MLIM may also be required to vote proxies in respect of companies that are clients of MLIM's broker-dealer affiliates. MLIM may or may not be aware of the relationship in such cases. In either event, MLIM's Ethical Wall policies
(supra note 5) shall apply. In addition, in circumstances in which the client relationship is widely known to MLIM personnel and, in the opinion of the Secretary of the Proxy Committee, presents a potential material conflict, the Secretary of the Proxy Committee may advise the Committee to treat the client of an affiliated broker-dealer similarly to a MLIM client for purposes of the policies and procedures described herein.

(13) Circumstances may not permit MLIM to inform clients of a potential conflict for practical reasons (e.g., lack of time) or legal reasons (e.g., for example, if MLIM cannot communicate the nature of the conflict without also communicating nonpublic information).

(14) In the case of a mutual fund advised by MLIM, it shall be sufficient for MLIM to inform a representative of the Board of Directors in accordance with procedures adopted by the mutual fund from time to time.

         defer to MLIM portfolio managers, provided that, if the subcommittee determines to alter MLIM's normal voting policies or, on matters where MLIM's policy is case-by-case, does not follow the voting recommendation of ISS (or any other proxy voting service the Committee may employ for such purpose), no proxies relating to the MLIM Client may be voted unless the Secretary and/or Assistant Secretary of the Proxy Committee concurs that the subcommittee's determination is consistent with MLIM's fiduciary duties.

IV.      Voting Policies

         The Committee will analyze each proxy individually. The Committee has adopted the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that do not involve unusual circumstances. With respect to any proxy issue, however, the Committee may vote differently than a voting guideline if the Committee determines that doing so is in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

         A.   BOARDS OF DIRECTORS

         These proposals concern those issues submitted to shareholders related to the composition of the Board of Directors. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies, to the extent the Committee deems relevant.

         The Committee's general policy is to vote:

#        VOTE AND DESCRIPTION

A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who

         - have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or company business

         -   voted to implement or renew a "dead-hand" poison pill

         - ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

         - fail to act on takeover offers where the majority of the shareholders have tendered their shares

         - are corporate insiders who serve of the Audit, Compensation or Nominating Committees or on a full Board that does not have such committees composed exclusively of independent directors

         - on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance.

A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis

A.3      FOR proposals to declassify Boards of Directors

A.4      AGAINST proposals to classify Boards of Directors

A.5      AGAINST proposals supporting cumulative voting

A.6      FOR proposals eliminating cumulative voting

A.7      FOR proposals supporting confidential voting

A.8      FOR proposals seeking election of supervisory board members

A.9 AGAINST proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10     AGAINST proposals for term limits for directors

A.11     AGAINST proposals to establish a mandatory retirement age for directors

A.12 AGAINST proposals requiring directors to own a minimum amount of company stock

A.13 FOR proposals requiring a majority of independent directors on a Board of Directors

A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees.

A.15 FOR proposals to require Audit, Compensation and/or Nominating Committees of a Board of Directors to consist exclusively of independent directors

A.16 AGAINST proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17     FOR proposals to elect account inspectors

A.18 FOR proposals to fix the membership of a Board of Directors at a specified size

A.19 FOR proposals permitting shareholder ability to nominate directors directly

A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21 FOR proposals permitting shareholder ability to remove directors directly

A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

         B.       AUDITORS

         These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

         The Committee's general policy is to vote:

B.1      FOR approval of independent auditors, except for

         - auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed not to be independent

         - auditors who have rendered an opinion to any company which is either not consistent with best accounting practices or not indicative of the company's financial situation

         - on a case-by-case basis, auditors who provide a significant amount of non-audit services to the company

B.2      FOR proposal seeking authorization to fix the remuneration of auditors

B.3      FOR approving internal statutory auditors

         C.       COMPENSATION AND BENEFITS

         These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee opposes egregiously excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

         The Committee's general policy is to vote:

C.1 IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2      FOR proposals to eliminate retirement benefits for outside directors

C.3 AGAINST proposals to establish retirement benefits for outside directors

C.4 FOR proposals approving the remuneration of directors or of supervisory board members

C.5      AGAINST proposals to reprice stock options

C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend SPPs if the plan as amended applies to all employees.

C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8      AGAINST proposals seeking to pay outside directors only in stock

C.9 AGAINST proposals seeking further disclosure of executive pay for United States companies

         D.       CAPITAL STRUCTURE

         These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

         The Committee's general policy is to vote:

D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights

D.2 FOR proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3      FOR proposals approving share repurchase programs

D.4      FOR proposals to split a company's stock

D.5 FOR proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

         E.       CORPORATE CHARTER AND BY-LAWS

         These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

         The Committee's general policy is to vote:

E.1      AGAINST proposals seeking to adopt a poison pill

E.2      FOR proposals seeking to redeem a poison pill

E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4      FOR proposals to change the company's name

         F.       CORPORATE MEETINGS

         These are routine proposals relating to various requests regarding the formalities of corporate meetings.

         The Committee's general policy is to vote:

F.1 AGAINST proposals that seek authority to act on "any other business that may arise"

F.2 FOR proposals designating two shareholders to keep minutes of the meeting

F.3 FOR proposals concerning accepting or approving financial statements and statutory reports

F.4 FOR proposals approving the discharge of management and the supervisory board

F.5      FOR proposals approving the allocation of income and the dividend

F.6 FOR proposals seeking authorization to file required documents/other formalities

F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8      FOR proposals appointing inspectors of elections

F.9      FOR proposals electing a chair of the meeting

F.10 FOR proposals to permit "virtual" shareholder meetings over the Internet

F.11     AGAINST proposals to require rotating sites for shareholder meetings

         G.       ENVIRONMENTAL AND SOCIAL ISSUES

         These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

         The Committee's general policy is to vote:

G.1 AGAINST proposals seeking to have companies adopt international codes of conduct

G.2      AGAINST proposals seeking to have companies report on:

         -   environmental liabilities;

         -   bank lending policies;

         -   corporate political contributions or activities;

         -   alcohol advertising and efforts to discourage drinking by minors;

         -   costs and risk of doing business in any individual country;

         -   involvement in nuclear defense systems

G.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

G.4      AGAINST proposals seeking implementation of the CERES principles

                               Notice to Clients

         MLIM will make records of any proxy vote it has made on behalf of a client available to such client upon request.(15) MLIM will otherwise use its best efforts to treat proxy votes as confidential, except as may be necessary to effect such votes or as may be required by law.

         MLIM encourage clients with an interest in particular proxy voting issues to make their views known to MLIM, provided that, in the absence specific written direction from a client on how to vote that client's proxies, MLIM reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

         These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice. MLIM will, however, provide a revised copy of these policies promptly following any amendment to any current client who expresses an interest in receiving updates.

____________________________
(15) Such request may be addressed to the client's portfolio or relationship manager or addressed in writing to Secretary, MLIM Proxy Committee, Legal Advisory Department, Merrill Lynch Investment Managers, 800 Scudders Mill Road, Plainsboro, NJ 08536.

                     [MFC GLOBAL INVESTMENT MANAGEMENT LOGO]

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED

                               PROXY VOTING POLICY

================================================================================

                                                             ISSUED: AUGUST 2003

PROXY VOTING POLICY

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM(USA)") manages money on behalf of, or provide investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act") and any other law which governs the exercise of voting rights by an investment adviser.

A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.

FIDUCIARY DUTY GUIDELINE REQUIREMENTS

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

OUR POLICY

A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the portfolio manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committee" and "Proxy Service" below.

When voting proxies, the following standards apply:

    - The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

    - Each voting decision should be made independently. The portfolio manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below),

                                     2 of 5                Version November 2002

PROXY VOTING POLICY

         whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decisions as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time See "Proxy Committees" below.

    - Investment guidelines/contracts should outline how voting matters will be treated, and clients should be otherwise notified of voting procedures from time to time in accordance with any applicable legislative requirements.

    - The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

    - As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

We will reasonably consider specific voting instruction requests made to us by clients.

PROXY SERVICES

Each portfolio manager is responsible for the voting of securities in the portfolio managed by them. In order to assist in voting securities, MFC-GIM
(USA) may from time to time delegate certain proxy advisory and voting services to a third party proxy service provider.

MFC-GIM (USA) has currently delegated administrative duties has delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each portfolio manager may rely on ISS's research and recommendations in casting votes, each portfolio manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

PROXY COMMITTEES

MFC-GIM (USA) may determine to form a committee (a "Proxy Committee") to review from time to time proxy voting issues which arise generally or with respect to a specific vote.

                                     3 of 5                Version November 2002

PROXY VOTING POLICY

In such cases, the head of the Equities Desk or the head of the Fixed Income Desk may appoint one or more persons as a Proxy Committee to review certain issues. One or more of such committees may be created on a permanent or temporary basis from time to time.

The desk head creating such committee will set the terms of reference and the procedures under which the committee will operate from time to time. The desk head shall ensure that adequate records of the committee's deliberations and recommendations are kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

CONFLICTS PROCEDURES

         MFC-GIM (USA) is required to monitor and resolve possible material conflicts between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

         Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the appropriate desk head as well as the Legal and Compliance department. If it is determined that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

         In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a conflict issue shall appoint a member of the Legal and Compliance Team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

         The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable, however, generally, the following guidelines shall apply:

                  (i) if the matter involves MFC or MLI directly, MFC-GIM(USA) shall abstain from voting;

                  (ii) if the matter involves another issuer, or if a client has previously provided instructions that MFC-GIM
                           (USA) may not abstain from voting, the Committee shall determine a voting recommendation.

                  (iii) The Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements

                                     4 of 5                Version November 2002

PROXY VOTING POLICY

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for each portfolio that held the security.

These should include all records required by applicable law from time to time, such as

         (i) proxy voting procedures and policies, and all amendments thereto;

         (ii)     all proxy statements received regarding client securities;

         (iii)    a record of all votes cast on behalf of clients;

         (iv)     records of all client requests for proxy voting information;

         (v) any documents prepared by the portfolio manager or a Proxy Committee that were material to making a decision how to vote or that memorialized the basis for the decision;

         (vi) all records relating to requests made to clients regarding conflicts of interest in voting; and

         (vii) any other material required by law to be kept from time to time, shall be retained by MFC-GIM(USA) or shall be accessible from an appropriate service provider or other source.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on how securities were voted in their portfolio.

                                     5 of 5                Version November 2002

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

         The following policy reflects general proxy voting positions that have been developed by MFS and approved by its various clients over many years. The policy may be furnished to clients, potential clients and their representatives as an indication of MFS' approach toward voting proxies. Under no circumstances are MFS personnel authorized to release actual proxy voting histories for any account except to the client and its representatives.

                                                             Revised May 1, 2000

                      PROXY VOTING POLICIES AND PROCEDURES

         Massachusetts Financial Services Company ("MFS"), MFS Institutional Advisors, Inc. ("MFSI") and Vertex Investment Management, Inc. ("Vertex") have adopted these proxy voting policies and procedures with respect to securities owned by the investment companies for which MFS or Vertex serves as investment adviser ("MFS Funds") and by other clients for which MFS, MFSI or Vertex has the power to vote proxies. (For convenience of reference, MFS, MFSI and Vertex are from time to time referred to herein collectively as "MFS".)

         These policies and procedures include:

                  A centralized review, recommendation and voting procedure;

                  Established guidelines for voting on proxy issues;

                  A recordkeeping system to monitor proxies and votes; and

                  A records retention and reporting system.

REVIEW, RECOMMENDATION AND VOTING PROCEDURES

         Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers directly send proxies and related material to the record holders of the shares beneficially owned by MFS' clients, usually to State Street Bank & Trust Company or, less commonly, the Funds themselves. The record holders of MFSI clients' shareholdings are the various custodians of these clients. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFSI, which forwards such materials to the MFS proxy coordinator, a member of the MFS Fund Treasury Department (except in the case of certain MFSI clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

         Receipt of these materials is logged into the ProxyEdge database maintained by the proxy coordinator. The ProxyEdge program also matches upcoming meetings with Fund and client portfolio holdings, which are input into the ProxyEdge system by an MFS holdings datafeed. Through the use of ProxyEdge with Electronic Voting, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on a ProxyEdge terminal located at MFS, and most proxies may be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots (but not the proxy statements) can be printed from the ProxyEdge/ADP system and forwarded for review.

         After input into the ProxyEdge system, the proxy coordinator then forwards the materials to Carol Norton, the proxy reviewer, who is a confidential MFS consultant and former employee of the MFS Fund Treasury Department. However, proxies which are deemed by the proxy coordinator to be completely routine (e.g., those involving only elections of directors, appointments of auditors, and/or employee stock purchase plans) are voted in favor without being sent to the Ms. Norton or to the Legal Department. Proxies that pertain only to merger and acquisition proposals are forwarded initially to the appropriate portfolio manager or research analyst for his or her recommendation, and then are forwarded to Stephen Cavan for his review. Mr. Cavan is Senior Vice President, General Counsel and Secretary of MFS, and the Secretary of the funds in the MFS Family of Funds and the closed-end funds advised by MFS.

         Recommendations with respect to voting on non-routine issues are generally made by Ms. Norton in light of the policies set forth under "Voting Guidelines," below, and all other relevant materials. Her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including her rationale on significant items. These cards are then forwarded to Mr. Cavan for review.

         As a general matter, portfolio managers and investment analysts in the Equity Research Department have no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to insulate the managers and analysts from influences exerted by firms' managements or by proxy solicitors. However, in some instances (e.g., mergers), Mr. Cavan or Ms. Norton may consult with or seek recommendations from portfolio managers or analysts; Mr. Cavan would ultimately determine the manner in which all proxies are voted.

         In his capacity as an officer of MFS, Mr. Cavan is designated to vote all proxies received on behalf of the MFS Funds and the other clients MFS, MFSI and Vertex, except as otherwise instructed by certain MFSI clients. Mr. Cavan will review and sign each proxy card copy beside Ms. Norton's signature to indicate his approval of Ms. Norton's recommendations. If Mr. Cavan has concerns with any of Ms. Norton's recommendations or has a question about any of Ms.

Norton's recommendations, he may discuss them with Ms. Norton, as necessary. Mr. Cavan is responsible for determining the vote on all proxy issues.

         Mr. Cavan has decided that, until further instructions, all proxy statements shall be forwarded to Robert T. Burns, a Senior Vice President, Associate General Counsel and Assistant Secretary of MFS. Mr. Burns acts in his capacity as deputy to Mr. Cavan for purposes of voting proxies. In Mr. Burns' absence, Mitchell C. Freestone, a Counsel of MFS, shall act as deputy to Messrs. Cavan and Burns for purposes of voting proxies.

         After the proxy card copies are signed by Mr. Cavan or Mr. Burns, they are returned to the proxy coordinator for forwarding to ADP or the issuer of the securities being voted. For clients of MFS' Private Portfolio Services ("PPS") group, MFS' voting decisions are furnished to Proxy Monitor (or another proxy administration firm), which in turn processes the votes for each individual PPS client separate account.

         The proxies are then voted electronically by the proxy coordinator in accordance with Mr. Cavan's instructions. In the event that the proxy cards must be manually voted, the cards are registered, voted and mailed by the proxy coordinator prior to the meeting date, and the votes are logged (for recordkeeping purposes) into ProxyEdge or, for PPS clients, the Proxy Monitor system. Proxy cards received from ADP too close to the shareholders' meeting to be mailed on time will be called in to ADP or the issuer of the securities being voted. Non-ADP proxies cannot be called in to ADP or the issuer.

VOTING GUIDELINES

         GENERAL POLICY

         MFS' policy is that proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in the portfolio company from the viewpoint of the client, without regard to MFS' sales, distribution or other interests. As a matter of policy, MFS will not be influenced by outside sources whose interests conflict with the interest of clients, shareholders or plan participants and beneficiaries and any conflict of interest will be resolved in the interest of the investments on behalf of clients, Fund shareholders or plan participants and beneficiaries.

         Years ago, MFS generally voted its proxies with management, unless there were compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. In recent years, there have been many proposals in the area of corporate governance, capitalization changes, compensation programs and anti-takeover measures which have provided reasons for voting against management recommendations.

         As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, MFS recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock) that may result in different voting positions being taken with respect to the different proxy statements. Some items that are otherwise acceptable are voted against if management is seeking extremely broad flexibility without offering a valid explanation. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. MFS reviews proxy issues on a case-by-case basis, and there are instances where exceptions to the guidelines are warranted. The guidelines, which are outlined below, provide a framework within which the proxies are voted and have proven to be very workable in practice. Ms. Norton has considerable discretion to recommend action on specific proposal in light of the general policy and her review of the specific proposal. These guidelines are reviewed with investment personnel, Mr. Cavan and MFS management each year.

MFS' POLICY ON SPECIFIC ISSUES

         NON-SALARY COMPENSATION PROGRAMS

         Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. In general, MFS votes against option programs that do not require an investment by the optionee, or that give "free rides" on the stock price.

         Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock is not favored. Restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold. When restricted stock is the subject of a shareholder vote, MFS will strongly consider voting against its use.

         MFS generally votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. More specifically, MFS votes against stock option plans for non-employee directors which involve stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. MFS also opposes plans which provide unduly generous compensation for directors or could result in excessive dilution to other shareholders.

         Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

         ANTI-TAKEOVER MEASURES

         Any measure that inhibits capital appreciation in a stock, including a possible takeover, is cause of a vote against the proposal. These take many forms from "poison pills" and "shark repellents" to board classification and super-majority requirements. In general, any proposal which protects managements from action by shareholders is voted against.

         REINCORPORATION AND REORGANIZATION PROPOSALS

         When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of appropriate management proposals, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

         SOCIAL ISSUES

         There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, adhere to some list of goals or principles (e.g., environmental standards) or report on various activities. MFS has tended to side with management in opposing the use of corporate resources to further a particular social objective beyond the charter of the company when no discernible shareholder economic interest in involved.

         The General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland, or (ii) any stocks, securities or obligations of any company so engaged.

         Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

         DILUTION

         Reasons for issuance of stock are many and most are legitimate. When a stock option plan would dilute the existing equity by 15% or more, MFS considers voting against the plan. In cases where management is asking for authorization to issue stock with no reason stated (a "blank check"), MFS is very likely to vote against.

         In many cases, the authorization for common or preferred stock is simply a potential anti-takeover device, again a reason to vote against the authorization.

         CONFIDENTIAL VOTING

         MFS generally votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS generally supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm. Preserving the confidential nature of shareholder votes helps to insulate MFS' portfolio managers, research analysts and other employees from inappropriate pressure.

         INDEPENDENCE OF DIRECTORS

         While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board.

MONITORING SYSTEM

         It is the responsibility of MFS Fund Treasury to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the proxy coordinator who inputs an acknowledgment of receipt into the ProxyEdge System. Additionally, through an interface with the portfolio holdings database of MFS, ProxyEdge matches a list of all Funds and clients who hold shares of a company's stock and the number of shares held on the record date with ProxyEdge's listing of any upcoming shareholder's meeting of that company. (As noted above, the Proxy Monitor system is used to process proxy votes on behalf of PPS clients' separate accounts.)

         When the ProxyEdge system "tickler" show that the date of a shareholders' meeting is approaching, the proxy coordinator checks that the vote for clients and Funds holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the proxy coordinator calls the custodian (or, with respect to the proxies for the MFSI clients, notifies MFSI so that MFSI can call the custodian) requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

RECORDS RETENTION AND REPORTS

         Proxy solicitation materials, including a photocopy of the proxy card with Ms. Norton's and Mr. Cavan's comments and Mr. Cavan's vote, are sent to the library files. All proxy voting materials and supporting documentation, including records generated by the ProxyEdge and Proxy Monitor systems as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

         At any time, a report can be printed by the proxy coordinator for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

         Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (or an appropriate governmental agency) because we consider that information to be confidential and proprietary to the client.

         On an annual basis, Ms. Norton reports at an MFS investment personnel meeting on votes cast during the past year against management on the proxy statements of companies whose shares were held by the Funds and other clients.

                              PROXY VOTING POLICIES
                                 AND PROCEDURES

                            MUNDER CAPITAL MANAGEMENT

                                THE MUNDER FUNDS*

I       INTRODUCTION .........................................................    3

II      GENERAL PRINCIPLE.....................................................    3

III     THE PROXY COMMITTEE...................................................    4

IV      ERISA FIDUCIARY DUTIES AND PROXY VOTING...............................    4

V       PROCESS...............................................................    4

    A.       ROUTINE CORPORATE ADMINISTRATIVE ITEMS...........................    5
    B.       SPECIAL INTEREST ISSUES..........................................    6
    C.       ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT............    7
        1.        Executive Compensation Plans................................    7
        2.        Prevention of Greenmail ....................................    8
        3.        Cumulative Voting of Directors..............................    8
        4.        Super-Majority Provisions...................................    8
        5.        Fair Price Provisions.......................................    8
        6.        Defensive Strategies........................................    9
        7.        Business Combinations or Restructuring .....................    6
    D.       REVIEW OF ISS RECOMMENDATIONS....................................    9
    E.       OVERRIDING ISS RECOMMENDATIONS .................................    10

VI      DISCLOSURE OF VOTE....................................................   13

    A.       PUBLIC AND CLIENT DISCLOSURES....................................   13
    B.       MUTUAL FUND BOARD OF DIRECTORS..................................    13

VII     RECONCILIATION........................................................   13

VIII    RECORDKEEPING.........................................................   13

* The term "Munder Funds" shall include, and these Proxy Voting Policies and Procedures shall also be approved by the Board of Directors/Trustees of, and shall be applicable with respect to, Munder Series Trust, The Munder Funds, Inc. and The Munder @Vantage Fund, as well as The Munder Funds Trust and The Munder Framlington Funds Trust, unless and until each series of such investment companies is reorganized and redomiciled as a series of Munder Series Trust

                               (Revised 05/20/03)

                      PROXY VOTING POLICIES AND PROCEDURES

                           MUNDER CAPITAL MANAGEMENT

                               THE MUNDER FUNDS*

I        INTRODUCTION

         Munder Capital Management, including its index management division, World Asset Management (the "Advisor"), is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The Munder Funds are registered as investment companies pursuant to the Investment Company Act of 1940. Pursuant to the investment advisory agreements with respect to the Munder Funds, the Board of Directors/Trustees of the Munder Funds has delegated to the Advisor discretionary investment management authority with respect to the assets of the Munder Funds (which includes proxy voting authority) and directed that the Advisor implement these Policies and Procedures in exercising that authority, as applicable to the Munder Funds. Set forth below is the Advisor's policy on voting shares owned by advisory clients over which it has discretionary voting authority. These policies may be revised from time to time (but with respect to the Munder Funds, only with approval of the Board of Directors/Trustees of the Munder Funds).

II       GENERAL PRINCIPLE

         The Advisor has adopted and implements these Proxy Voting Policies and Procedures ("Policies and Procedures") as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security over which the Advisor has discretionary proxy voting authority prudently and solely in the best interest of advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

         The Advisor will accept directions from clients to vote their proxies in a manner that may result in their proxies being voted differently than we might vote proxies of other clients over which the Advisor has full discretionary authority. For example, some labor unions may instruct the Advisor to vote proxies for their accounts in accordance with the AFL-CIO Proxy Voting Standards, and religious

----------
* The term "Munder Funds" shall include, and these Proxy Voting Policies and Procedures shall also be approved by the Board of Directors/Trustees of, and shall be applicable with respect to, The Munder Series Trust and The Munder @Vantage Fund as well as The Munder Funds Trust, The Munder Funds, Inc., The Munder Framlington Funds Trust, and St. Clair Funds, Inc., unless and until each series of such investment companies is recognized and redomiciled as a series of Munder Series Trust institutions may instruct us to vote their proxies in a manner consistent with standards they establish. With respect to those clients desiring AFL-CIO Proxy Voting, the Advisor has retained Proxy Voter Services ("PVS"), a division of International Shareholder Services Inc. ("ISS"), to recommend how to vote such proxies. Similarly, ISS has worked with the Advisor to develop custom guidelines for certain religious organizations. These Policies and Procedures do not generally discuss PVS or other customized proxy voting guidelines, as the Advisor believes such guidelines are client selected guidelines. The Advisor will generally not override ISS's recommendations with respect to voting proxies for accounts subject to PVS and other custom guidelines absent further client direction or authorization.

III      THE PROXY COMMITTEE

         The members of the Proxy Committee are set forth on Exhibit A. The Proxy Committee has authorized and approved these Policies and Procedures. The Proxy Committee meets as needed to administer the Advisor's proxy review and voting process and revise and update these Policies and Procedures as new issues arise. In instances of business combinations, such as proposed mergers or similar corporate actions, the Proxy Committee or its delegates also may consult with the applicable portfolio manager or portfolio management team of the accounts holding the relevant security to determine whether the business combination is in the best interest of the client. The Proxy Committee may cause the Advisor to retain one or more vendors to review, monitor and recommend how to vote proxies in client accounts in a manner consistent in all material respects with these Policies and Procedures and then ensure that such proxies are voted on a timely basis.

IV       ERISA FIDUCIARY DUTIES AND PROXY VOTING

         The voting of proxies on securities held in employee benefit plan investment portfolios is governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). Accordingly, those who vote such proxies are subject to ERISA's fiduciary duty provisions. In general, an ERISA fiduciary who votes proxies has a duty of loyalty, a duty of prudence, a duty to comply with plan documents and a duty to avoid prohibited transactions. The Proxy Committee reasonably believes that these Policies and Procedures satisfy ERISA's fiduciary duty requirements generally and, in particular, the Department of Labor's 1994 interpretive bulletin discussing ERISA's fiduciary duty provisions in the proxy voting context. IB 94-2 (29 CFR Section 2509.94-2).

V        PROCESS

         In order to apply the general policy noted above in a timely and consistent manner, the Advisor has retained ISS to review proxies received by client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. A summary of ISS's general Proxy Voting Guidelines is attached hereto as Exhibit B. Furthermore, with respect to those clients that have directed the Advisor to follow ISS's

PVS Proxy Voting Policy Statement and Guidelines, a summary of such statement and guideline is attached hereto as Exhibit C. The PVS and other client-selected voting guidelines may result in votes that differ from votes cast pursuant to these Policies and Procedures. At least annually, the Proxy Committee will review ISS's general Proxy Voting Guidelines to confirm that they are consistent in all material respects with these Policies and Procedures.

         The Advisor will review selected ISS's recommendations at least monthly (as described in Subsection D below) as part of its fiduciary duty to ensure that it votes proxies in a manner consistent with the best interest of its clients. Recommendations are communicated through ISS's website. Absent a determination to override ISS's recommendation as provided elsewhere in these Policies and Procedures, client proxies will be voted in accordance with applicable ISS guidelines and recommendations. Because different client accounts may be voted in accordance with different guidelines, client accounts could be voted differently on the same matter. The Advisor has also retained ISS for its turnkey voting agent service to administer its proxy voting operation. As such, ISS is responsible for ensuring that all proxies are submitted in a timely manner.

         ISS will automatically vote all client proxies in accordance with its recommendations, unless the Advisor determines to override such recommendation. The criteria for reviewing ISS's recommendations are generally set forth in Subsections A - C below. As described below, in certain instances, the Advisor has determined that the nature of the issues raised by the proxy proposal together with the costs of reviewing ISS's recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor's review of ISS's advice and recommendations. In each instance where the Advisor does not separately review ISS's recommendations, the Advisor will always vote client proxies consistent with ISS's recommendations. In each instance where the Advisor does separately review ISS's recommendation, the Advisor may vote differently from ISS's recommendation, if, based upon the criteria set forth in Subsections A-C below, the Advisor determines that such vote is in clients' best interests (as described in Subsection E below).

         A.       ROUTINE CORPORATE ADMINISTRATIVE ITEMS

                  Philosophy: The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature. The Advisor's position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

                  1. appointment or election of auditors, unless the auditor is not independent or there is reason to believe that the auditor has rendered an opinion which is neither accurate nor fairly indicative of the corporation's financial position;

                  2. increases in authorized common or preferred shares (unless the amounts are excessive, the number of shares of a class of stock with superior voting rights is to be increased, or management intends to use the additional authorized shares to implement a takeover defense, in which case the Advisor will analyze the proposal on a case-by-case basis as set forth in section C below);

                  3.       directors' liability and indemnification; unless:

                           - the proposal would entirely eliminate directors' liability for violating the duty of care; or

                           - the proposal would expand coverage beyond mere reimbursement of legal expenses to acts such as negligence, that are more serious violations of fiduciary obligations;

                           provided, however, that the Advisor will ordinarily vote with management's recommendation to expand coverage in cases when a director's legal defense was unsuccessful if: (a) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the corporation; and (b) only the director's legal expenses were covered;

                  4.       name changes; or

                  5.       the time and location of the annual meeting.

                  The Advisor generally opposes minimum share ownership requirements for directors on the basis that a director can serve a company well regardless of the extent of his share ownership. The election or re-election of unopposed directors is reviewed on a case-by-case basis. The Advisor will generally vote against an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which the Advisor is not aware.

         B.       SPECIAL INTEREST ISSUES

                  Philosophy: While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, the Advisor may vote for disclosure reports seeking additional information on a topic, particularly when it appears companies have not adequately addressed related shareholder concerns. Accordingly, except as provided in the prior sentence, the Advisor will generally either refrain from voting on shareholder proposals, or vote with management's recommendation, on issues such as:

                  1.       restrictions on military contracting,

                  2. restrictions on the marketing of controversial products,

                  3.       restrictions on corporate political activities,

                  4.       restrictions on charitable contributions,

                  5. restrictions on doing business with foreign countries,

                  6.       a general policy regarding human rights,

                  7.       a general policy regarding employment practices,

                  8.       a general policy regarding animal rights,

                  9.       a general policy regarding nuclear power plants, and

                  10. rotating the location of the annual meeting among various cities.

         Client accounts utilizing ISS's PVS Proxy Voting Policies and Guidelines, ISS's Proxy Voting Guidelines for religious institutions or other customized guidelines may attribute additional shareholder value to one or more of the foregoing matters, and thus ISS or other client guidelines may, on a case- by-case analysis, recommend voting in favor of such shareholder proposals or issues for the applicable client accounts.

         C.       ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT

                  Philosophy: The Advisor is not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis. The following are examples of the issues that the Advisor believes have the potential for major economic impact on shareholder value:

                  1.       Executive Compensation Plans

                           Stock-based incentive plans are among the most economically significant issues upon which shareholders are entitled to vote. Approval of these plans may result in large transfers of shareholders' equity out of the company to plan participants as awards vest and are exercised. The cost associated with such transfers should be measured if incentive plans are to be managed properly. Accordingly, the Advisor has delegated to ISS the estimation of the cost of a company's stock-based incentive program. An estimated dollar value for each award is determined by factoring into an option-pricing model the number of shares reserved, the exercise price, the award term, the vesting parameters, and any performance criteria. The Advisor believes that this approach affords the board adequate flexibility to structure incentive programs to meet the needs of its employees, while shareholders are ensured that the costs associated with a proposed plan are reasonable and linked to performance. A proposed stock- based incentive plan is evaluated in conjunction with all previously adopted plans to provide an overall snapshot of the company's compensation system. The aggregate value of the compensation system is then expressed as a percentage of the company's market capitalization. An allowable cap is determined by reference to the average amount paid by companies performing in the top quartile of their industry-specific peer groupings and adjusted based on differing market capitalizations.

                  2.       Prevention of Greenmail

                           These proposals seek to prevent the practice of "greenmail," or accumulating large blocks of common stock for the purpose of pressuring corporations into repurchasing the stock at above market prices in order to avoid a takeover proxy fight. In general, the Advisor opposes greenmail. The Advisor believes that, if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just a select group or individual.

                  3.       Cumulative Voting of Directors

                           Cumulative voting allows a shareholder with sufficient stock ownership to cast all his share votes for one director and assure election of that director to the board. The Advisor believes that, if a person owns a significant portion of a company, he ought to be able to elect a director of his choosing, and the Advisor will therefore generally support cumulative voting in the election of directors.

                  4.       Super-Majority Provisions

                           These corporate charter amendments generally require that a very high percentage of share votes (70-85%) be cast affirmatively to approve a merger or other business combinations, unless the board of directors has approved it in advance. These provisions have the potential to give management "veto power" over merging with another company, even though a majority of shareholders may favor the merger. In most cases, the Advisor believes that requiring super-majority approval of mergers places too much veto power in the hands of management and other minority shareholders at the expense of the majority shareholders, and the Advisor will generally vote against such provisions.

                  5.       Fair Price Provisions

                           These provisions are directed toward discouraging two-tier acquisitions where an interested shareholder (who owns 10% or more of the common stock) makes a partial tender offer at one price to gain control of the company and then completes the merger by paying the remaining shareholders a lower price or different consideration. Shareholders who pass on the first offer may be forced to accept the later offer at an unattractive price. Fair price provisions require a super-majority vote (generally 70-85% of outstanding shares) to approve a merger involving an interested stockholder, unless either a minimum "fair price" (often defined as the highest price the interested shareholder paid for his shares in a given time period preceding his tender offer) is paid to all shareholders or the merger is approved by a majority of the continuing directors. Fair price provisions will generally be analyzed on a case-by-case basis. Factors to be considered include the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism used to calculate the fair price. The Advisor will typically oppose a fair price provision, if the proposal requires a vote of greater than a majority of disinterested shares to repeal the provision.

                  6.       Defensive Strategies

                           The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor's decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders. Examples of the types of proposals governed by this paragraph include, without limitation, those that:

                           a.       create (which generally opposed to
                                    approving, unless it cannot be used as a take-over defense) or eliminate "blank check preferred" shares;

                           b. classify or stagger the board of directors (which the Advisor is generally opposed to approving) or eliminate such classification or staggering (which the Advisor typically agrees should be eliminated);

                           c. establish or redeem "poison pills" that make it financially unattractive for a shareholder to purchase more than a small percentage of the company's shares;

                           d.       change the size of the board; or

                           e. authorize or prevent the repurchase of outstanding shares.

                  7.       Business Combinations or Restructuring

                           The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor's decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders.

         D.       REVIEW OF ISS RECOMMENDATIONS

         On a regular basis, but no less frequently than monthly, the Proxy Committee will review selected ISS recommendations for upcoming shareholder meetings. The Advisor has determined that the costs of reviewing ISS's advice and recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor's review of ISS's advice and recommendations, unless:

         (1) Complex, Unusual or Significant. ISS's recommendation relates to proxy proposals that are complex or unusual or that raise significant issues (e.g., anti-takeover provisions or business combinations and/or restructurings), and

         (2) Client Holdings are Meaningful. For these purposes, the holding of a particular issuer would be considered to be meaningful if

                  (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any client account AND the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or

                  (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client's proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

As a result of the foregoing, the Advisor will generally vote proxies consistent with ISS's recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS's advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of ISS's advice and recommendations.

         Minutes will not be kept of Proxy Committee meetings. However, any determinations by the Proxy Committee and the Legal/Compliance Department to vote proxies differently from the applicable ISS recommendation, as described more fully below, shall be documented and retained as a record of the Advisor and/or the Munder Funds as specified in Section VIII hereof.

         E.       OVERRIDING ISS RECOMMENDATIONS

         From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS's recommendation on how to vote client proxies for one or more resolutions. However, because the Advisor may have business interests that exposes it to pressure to vote a proxy in a manner that may not be in the best interest of its clients, all requests to vote differently from the ISS recommendation with respect to a particular matter must be given to the Proxy Manager (who is identified in Exhibit A) or, in the absence of the Proxy Manager, another member of the Proxy Committee for independent review by the Proxy Committee. Following receipt of such request, the Proxy Manager or Proxy Committee member will follow the following process:

         (1) Complete a Proxy Override Request Form which contains: (a) information regarding the resolution in question; (b) the rationale for not following ISS's recommendation; and (c) the identification of any actual or potential conflicts between the interests of the Advisor and those of one or more of its clients (or sought-after clients) with respect to the voting of a proxy.

                  (a) In identifying all actual or potential conflicts of interest, the Proxy Manager or other Proxy Committee member shall take steps that the Proxy Committee believes are reasonably designed to determine whether the Advisor has any business interest or relationship or any executive of the Advisor has any business or personal interest or relationship that might influence the Advisor to vote in a manner that might not be in its clients' best interests, considering the nature of the Advisor's business and its clients, the issuer, the proposal, and any other relevant circumstances.

                  (b)      A conflict of interest may exist where, for example:

                           (i) The Advisor manages or is actively seeking to manage the assets (including retirement plan assets) of a company whose securities are held in client accounts;

                           (ii) A client or a client-supported interest group actively supports a proxy proposal; or

                           (iii) The Advisor or senior executives of the Advisor may have personal or other business relationships with participants in proxy contests, corporate directors, and candidates for corporate directorships, or in any other matter coming before shareholders - for example, an executive of the Advisor may have a spouse or other close relative who serves as a director of a company or executive of the company.

         (2) The completed Proxy Override Request Form is then submitted to the Proxy Committee and the Legal/Compliance Department for review and approval. BOTH the Proxy Committee and the Legal/Compliance Department must approve an override request for it to be implemented.

                  (a) The Proxy Committee will first review the Proxy Override Request Form and supporting documentation to determine whether the requested override is in the best interests of clients holding the proxy. If the requested override is approved by a majority of the available voting members of the Proxy Committee, assuming that at least two voting members of the Policy Committee are available, the requested override and supporting documentation shall be forwarded to the Legal/Compliance Department for their review of any potential or actual conflicts of interest.

                  (b) The Legal/Compliance Department may approve any override request approved by the Proxy Committee only if:

                           (i)      No Conflict. No conflict of interest is
                                    identified.

                           (ii)     Immaterial or Remote Conflict. If a
                                    potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

                           (iii) Material Conflict. If a potential or actual conflict of interest appears to be material, the Legal/Compliance Department may approve the override only with the written approval for the override request from its applicable clients.(1) Such request for approval for an override shall be accompanied by a written disclosure of the conflict. With respect to shares held by one or more Munder Funds, approval of the override may be sought from the Board Process and Compliance Oversight Committee or a designated member of that Committee. If an override request is approved by the Board Process and Compliance Oversight Committee (or its designated member), the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. However, to the extent the Advisor receives instructions from any client, the Advisor will vote such client's shares in accordance with its instructions. If no instructions are received from clients in such circumstance and approval is not obtained from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with ISS's recommendation. Examples of material conflicts include: (A) situations where the company soliciting the proxy, or a person known to be an affiliate of such company, is a client of the Advisor and the override proposes to change the vote to favor such client or its management(2) and (B) situations where the company soliciting the proxy, or a person known to be an affiliate of such company is, to the knowledge of any employee of the Advisor involved in reviewing or advocating the potential override, being actively solicited to be either a client of the Advisor and the override proposes to change the vote to favor such potential client or its management.

         (3) If both the Proxy Committee and the Legal/Compliance Department approve the request to override ISS's recommendation for one or more accounts, the authorizing person(s) will memorialize their approval on the Proxy Override Request Form and provide the approved Proxy Override Request Form to the Proxy Manager for communication of the revised voting instruction to ISS.

----------
(1) With respect to advisory clients through wrap programs, the request and disclosure need only be sent to the wrap program's sponsor.

(2) Conversely, it would not be a conflict of interest to override an ISS recommendation and vote against a client or its management.

         (4) The Proxy Manager will preserve a copy of each submitted Proxy Override Request Form, whether or not approved, any supporting documentation, and any client consents, with the records of the Proxy Committee and in accordance with the recordkeeping requirements contained herein.

VI       DISCLOSURE OF VOTE

         A.       PUBLIC AND CLIENT DISCLOSURES

         Except to the extent required by applicable law or otherwise approved by the Advisor's general counsel or chief legal officer, we will not disclose to third parties how we (or ISS) voted a proxy or beneficial interest in a security. Conversely, upon request from an appropriately authorized individual, we will disclose to our advisory clients or the entity delegating the voting authority to us for such clients (such as a trustee or consultant retained by the client), how we voted such client's proxy or beneficial interest in securities it held. Furthermore, we will describe these Policies and Procedures in our Form ADV, upon request furnish a copy of these Policies and Procedures to the requesting client, and advise clients how they can obtain information on how the Advisor caused their proxies to be voted. The Advisor shall take such action as may be necessary to enable the Munder Funds to further comply with all disclosure obligations imposed by applicable rules and regulations.

         B.       MUTUAL FUND BOARD OF DIRECTORS

         Every decision to vote on a resolution in a proxy solicited by a company held by a Munder Fund in a manner different from the recommendation of ISS shall be disclosed to the Munder Fund's Board of Directors/Trustees at its next regularly scheduled meeting along with an explanation for the vote.

VII      RECONCILIATION

         The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Advisor has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

VIII     RECORDKEEPING

         The Advisor shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following:(3)

         1.       Copies of all proxy voting policies and procedures required by section 206(4)-6 of the Advisers Act.

----------
(3) See Rule 204-2(c)(2) of the Adviser's Act.

         2. A copy of each proxy statement it receives regarding client securities.(4)

         3. A record of each vote cast by the Advisor (or its designee, such as ISS) on behalf of a client.(5)

         4. A copy of any document created by the Advisor that was material to making a decision as to how to vote proxies on behalf of a client or that memorializes the basis for that decision.(6)

         5. A record of each written client request for information on how the Advisor voted proxies on behalf of the client, and a copy of any written response by the Advisor to any (written or oral) client request for information on how the Advisor voted proxies on behalf of the requesting client.

         All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place, which may include ISS's offices, for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisor (or ISS).

Adopted: February, 2001
Amended as of: November 2002
               May 2003

----------
(4) The Advisor may satisfy this requirement by relying on a third party (such as ISS) to make and retain on the Advisor's behalf, a copy of a proxy statement (provided the Advisor has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(5) The Advisor may satisfy this requirement by relying a third party (such as ISS) to make and retain, on the Advisor's behalf, a record of the vote cast (provided the Advisor has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

(6) The Advisor will satisfy this obligation by attaching any such documents to any Proxy Override Request Form, as provided elsewhere in these Procedures.

                                                                       EXHIBIT A

The Proxy Committee consists of the following members:

         -        Mary Ann Shumaker (non-voting)

         -        Andrea Leistra

         -        Debbie Leich

         -        Thomas Mudie

         -        Stephen Shenkenberg (non-voting)

Wanda Magliocco shall serve as the Proxy Manager. The Advisor has retained Institutional Shareholder Services (ISS) to administer the voting of proxies.

                                                                       EXHIBIT B

                       INSTITUTIONAL SHAREHOLDER SERVICES
                            PROXY VOTING GUIDELINES

                                                                       EXHIBIT C

                           PROXY VOTER SERVICES (PVS)
                            U.S. PROXY VOTING POLICY
                            STATEMENT AND GUIDELINES

                                                                       EXHIBIT D

                             PROXY OVERRIDE REQUEST FORM

Company:________________________________________________________________________

Date of Proxy:____________________________       Date of Meeting:_______________

Person Requesting Override:_____________________________________________________

Is the Company or one of its affiliates (e.g, a pension plan or significant shareholder) a client or actively solicited prospective client of Munder?
[ ] No [ ] Yes (identify)_______________________________________________________

________________________________________________________________________________

Other Potential Conflicts:______________________________________________________

Did anyone contact Munder to change its vote? [ ] No [ ]Yes (identify and explain)________________________________________________________________________

________________________________________________________________________________

Override vote for:  [ ] All client accounts holding a Company proxy, or
                    [ ] Specific accounts (identify):___________________________

Please override ISS's recommendation and vote the following resolutions as indicated: (Attach additional sheets of paper if more space is needed.)

RESOLUTION TO ELECT DIRECTORS

Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain

Rationale:______________________________________________________________________
________________________________________________________________________________

Approval:____________________________________        Date:______________________

RESOLUTION NO.______:         [ ] For         [ ] Against         [ ] Abstain

Description:____________________________________________________________________

Rationale:______________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

________________________________________________________________________________

Approval:___________________________________   Date:____________________________

NOTE: ATTACH A RECORD OF ALL ORAL, AND A COPY OF ALL WRITTEN, COMMUNICATIONS RECEIVED AND MEMORANDA OR SIMILAR DOCUMENTS CREATED THAT WERE MATERIAL TO MAKING A DECISION ON THE RESOLUTION IN QUESTION.

                          Navellier & Associates, Inc.

                      PROXY VOTING POLICIES AND PROCEDURES

1.       BACKGROUND

         The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated, directly or indirectly, to the investment adviser, the investment adviser has the fiduciary responsibility for
         (a) voting in a manner that is in the best interests of the client, and
         (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

         The policies and procedures of Navellier & Associates, Inc. ("the Adviser") for voting proxies received for accounts managed by the Adviser are set forth below and are applicable if:

                  - The underlying advisory agreement entered into with the client expressly provides that the Adviser shall be responsible to vote proxies received in connection with the client's account; or

                  - The underlying advisory agreement entered into with the client is silent as to whether or not the Adviser shall be responsible to vote proxies received in connection with the client's account and the Adviser has discretionary authority over investment decisions for the client's account; or

                  - In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client's plan documents.

         These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Adviser's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts. Any questions about these policies and procedures should be directed to the Compliance Department.

2.       PROXY VOTING POLICIES

         In the absence of specific voting guidelines from a client, Navellier & Associates, Inc. will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Adviser shall consider only those factors that relate to the client's investment or dictated by the client's written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). Navellier & Associates, Inc. believes that voting proxies in accordance with the following policies is in the best interests of its clients.

         A.       Specific Voting Policies

                  1.       Routine Items:

                           - The Adviser will generally vote for the election of directors (where no corporate governance issues are implicated).

                           - The Adviser will generally vote for the selection of independent auditors.

                           -        The Adviser will generally vote for
                                    increases in or reclassification of common stock.

                           -        The Adviser will generally vote for
                                    management recommendations adding or
                                    amending indemnification provisions in
                                    charter or by-laws.

                           - The Adviser will generally vote for changes in the board of directors.

                           - The Adviser will generally vote for outside director compensation.

                           -        The Adviser will generally vote for
                                    proposals that maintain or strengthen the shared interests of shareholders and management

                           -        The Adviser will generally vote for
                                    proposals that increase shareholder value

                           -        The Adviser will generally vote for
                                    proposals that will maintain or increase shareholder influence over the issuer's board of directors and management

                           -        The Adviser will generally vote for
                                    proposals that maintain or increase the
                                    rights of shareholders

                  2.       Non-Routine and Conflict of Interest Items:

                           -        The Adviser will generally vote for
                                    management proposals for merger or
                                    reorganization if the transaction appears to offer fair value.

                           - The Adviser will generally vote against shareholder resolutions that consider non-financial impacts of mergers

                           - The Adviser will generally vote against anti-greenmail provisions.

         B.       General Voting Policy

                  If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of

                  Interest Item where no specific policy applies, then the Adviser may engage an independent third party to determine how the proxies should be voted.

         In voting on each and every issue, the Adviser and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

         In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Adviser will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or:

                  - any affiliate of the Adviser. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

                                    (i)      any person directly, or indirectly
                                             through one or more intermediaries,
                                             controlling, controlled by or under
                                             common control with the Adviser;

                                    (ii)     any officer, director, principal,
                                             partner, employer, or direct or
                                             indirect beneficial owner of any
                                             10% or greater equity or voting
                                             interest of the Adviser; or

                                    (iii)    any other person for which a person
                                             described in clause (ii) acts in
                                             any such capacity;

                  - any issuer of a security for which the Adviser (or any affiliate of the Adviser) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

                  - any person with whom the Adviser (or any affiliate of the Adviser) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Adviser's (or its affiliate's) business.

                  (Each of the above persons being an "Interested Person.")

         After informing the client of any potential conflict of interest, the Adviser will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

         The Adviser shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

         CONSISTENT WITH SEC RULE 206(4)-6, AS AMENDED, THE ADVISER SHALL TAKE REASONABLE MEASURES TO INFORM ITS CLIENTS OF (1) ITS PROXY VOTING POLICIES AND PROCEDURES, AND (2) THE PROCESS OR PROCEDURES CLIENTS MUST FOLLOW TO OBTAIN INFORMATION REGARDING HOW THE ADVISER VOTED WITH RESPECT TO ASSETS HELD IN THEIR ACCOUNTS. THIS INFORMATION MAY BE PROVIDED TO CLIENTS THROUGH

         THE ADVISER'S FORM ADV (PART II OR SCHEDULE H) DISCLOSURE OR BY SEPARATE NOTICE TO THE CLIENT (OR IN THE CASE OF AN EMPLOYEE BENEFIT PLAN, THE PLAN'S TRUSTEE OR OTHER FIDUCIARIES).

3.       PROXY VOTING PROCEDURES

         A. Institutional Shareholder Services, Inc. (ISS) (the "Responsible Party") shall be designated by the Adviser to make discretionary investment decisions for the client's account will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client's account if any one of the three circumstances set forth in
                  Section 1 above regarding proxy voting powers is applicable.

         B. All proxies and ballots received by Navellier & Associates, Inc. will be forwarded to the Responsible Party and then logged in upon receipt in the "Receipt of Proxy Voting Material" log. (see attached).

         C. Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

         D. Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Adviser or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Adviser's internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party's direct supervisor (and if none, by the board of directors or a committee of the board of directors of the Adviser).

         E. If an actual or potential conflict is found to exist, written notification of the conflict (the "Conflict Notice") shall be given to the client or the client's designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

                  Specifically, the Conflict Notice should describe:

                  -        the proposal to be voted upon;

                  - the actual or potential conflict of interest involved;

                  - the Adviser's vote recommendation (with a summary of material factors supporting the recommended vote); and

                  - if applicable, the relationship between the Adviser and any Interested Person.

                  The Conflict Notice will either request the client's consent to the Adviser's vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the recordkeeping policies and procedures of the Adviser. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Adviser may:

                  - engage a non-Interested Party to independently review the Adviser's vote recommendation if the vote recommendation would fall in favor of the Adviser's interest (or the interest of an Interested Person) to confirm that the Adviser's vote recommendation is in the best interest of the client under the circumstances;

                  - cast its vote as recommended if the vote recommendation would fall against the Adviser's interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

                  - abstain from voting if such action is determined by the Adviser to be in the best interest of the client under the circumstances.

         F. The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

         G. In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client's file, the following:

                  - A copy of the proxy statement received (unless retained by a third party for the benefit of the Adviser or the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

                  - A record of the vote cast (unless this record is retained by a third party for the benefit of the Adviser and the third party is able to promptly provide the Adviser with a copy of the voting record upon its request);

                  -        A record memorializing the basis for the vote cast;

                  - A copy of any document created by the Adviser or its employees that was material in making the decision on how to vote the subject proxy; and,

                  - A copy of any Conflict Notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Adviser.

                  The above copies and records shall be retained in the client's file for a period not less than five (5) years (or in the case of an employee benefit plan, no less than six (6) years), which shall be maintained at the appropriate office of the Adviser.

         H.       Periodically, but no less than annually, the Adviser will:

                           1. Verify that all annual proxies for the securities held in the client's account have been received;

                           2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

                           3. Review the files to verify that records of the voting of the proxies have been properly maintained;

                           4. Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures; and

                           5.       Maintain an internal list of Interested
                                    Persons.

                   PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

                      PROXY VOTING POLICIES AND PROCEDURES

The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(1) PIMCO serves as the investment adviser to investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") as well as to separate investment accounts for other clients.(2) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.(3)

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(4)

--------------------------
(1) These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

(2) These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

(3) Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

(4) For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

CONFLICTS OF INTEREST

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

         1. convening an ad-hoc committee to assess and resolve the conflict;(5)

         2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

         3. voting the proxy in accordance with the recommendation of an independent third-party service provider;

         4. suggesting that the client engage another party to determine how the proxies should be voted;

         5. delegating the vote to an independent third-party service provider; or

         6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

-------------------------
(5) Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle Office Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

         2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

         3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

         5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

         6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and the factors that PIMCO may consider in determining how to vote the client's proxies.

         BOARD OF DIRECTORS

         1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

         2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

         3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

         4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

         5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

         6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

         PROXY CONTESTS AND PROXY CONTEST DEFENSES

         1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

         2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses;
(ii) estimated total cost of solicitation; (iii) total expenditures to date;
(iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

         3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

         4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

         5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

         TENDER OFFER DEFENSES

         1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

         2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

         3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

         CAPITAL STRUCTURE

         1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

         3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

         4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

         EXECUTIVE AND DIRECTOR COMPENSATION

         1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

         2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

         3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         STATE OF INCORPORATION

         State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

         MERGERS AND RESTRUCTURINGS

         1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

         2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

         INVESTMENT COMPANY PROXIES

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

         1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

         2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

         3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

         4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

         5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

         6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

         7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

         8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and
(iii) current asset composition.

         9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund;
(ii) the fund's past performance; and (iii) the terms of the liquidation.

         10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

         11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

         12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         DISTRESSED AND DEFAULTED SECURITIES

         1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

         2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

         MISCELLANEOUS PROVISIONS

         1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

         2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

         3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

         4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                    * * * * *

                        PZENA INVESTMENT MANAGEMENT, LLC
                              AMENDED AND RESTATED
                      PROXY VOTING POLICIES AND PROCEDURES
                             EFFECTIVE JULY 1, 2003

I.   Requirements Described.

     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the "Advisers Act"), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser's fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients.

     B. New Rule adopted by SEC on January 31, 2003 (Release No. IA-2106) and related rule amendments under the Advisers Act. This new Rule requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.

     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser's management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

     1. Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

     2. An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

     3. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan's investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

     4. No one can direct the investment manager's vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

     5. The client must periodically monitor the adviser's voting activities, and both the client's monitoring activities and the adviser's voting activities (including the votes cast in each particular case) must be documented.

II.  Procedures.

     A. Introduction

     As of October 1, 2001, PIM ("PIM") began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. ("ISS"). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our client portfolios. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).(1)

     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Checkfree/APL system. A direct link download has been established between Checkfree/APL and ISS. ISS assists us with our record keeping functions, as well as the mechanics of voting. As part of ISS's recordkkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.

     B. Compliance Procedures.

     PIM's standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client's account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst's compliance with such procedures when voting. The Director of Compliance is responsible for monitoring overall compliance with these procedures.

------------------
(1) This default will be phased in during early 2002 in order to give ISS time to customize their system. If we do not issue instructions for a particular proxy during the phase-in period. ISS will mark the affected ballots based on the recommendations issued by ISS for that vote.

     C. Voting Procedures.

          1.   Determine Proxies to be Voted

     The Director of Operations and Administration will cause ISS to determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM's records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling ADP and/or applicable Custodians.

     Pending votes will be forwarded first to the firm's Director of Compliance who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be given to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company's Annual Report, the proxy analysis by ISS, and one or more vote record forms. (2) The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.

     If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst's recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Director of Compliance for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system.

          2. Identify Conflicts and Vote According to Special Conflict Resolution Rules

     The primary consideration is that PIM act for the benefit of its clients and place its clients interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM's advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will

------------------
(2) A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

     advise PIM's Director of Compliance, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.

          a. PIM has identified the following areas of potential concern:

     - Where PIM manages any pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios.

     - Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

     - Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

     - Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent or sibling.

          b. To address the first potential conflict identified above, PIM's Director of Compliance will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM's Director of Compliance who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Director of Compliance will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          c. To address the second potential conflict identified above, PIM's Director of Compliance (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM's clients (based on the client list generated by our Portfolio Management System, Checkfree/APL). If the proponent of a shareholder proposal is a PIM client, the Director of Compliance will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          d. To address the third potential conflict identified above, PIM's Director of Compliance (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM's individual clients (based on the client list generated by our Portfolio Management System, Checkfree/APL). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor or beneficiary thereof. If a director or director nominee is a PIM client, the Director of Compliance will note this in the red folder so that the

     Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          e. To address the fourth potential conflict identified above, PIM's Director of Compliance (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Director of Compliance will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          f. The following SPECIAL RULES shall apply when a conflict is noted in the red folder:

               i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

               ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst's determination whether a vote for or against a proposal is in the best interests of PIM's clients.

               iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM's client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client's proxy differently than it is voting the proxies of its other clients.

               iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM's total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy as stated in such disclosure.

               v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

               vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

     Nothwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:

     A designated member of PIM's client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM's conflict of interest, the ISS recommendation and PIM's recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy in the manner it deems to be in the best interest of the client.

          3.   Vote

     Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. WE DEEM THE BEST INTERESTS OF THE CLIENTS TO BE THAT WHICH MAXIMIZES SHAREHOLDER VALUE AND YIELDS THE BEST ECONOMIC RESULTS (E.G., HIGHER STOCK PRICES, LONG-TERM FINANCIAL HEALTH AND STABILITY). Where applicable, PIM also will consider any specific guidelines designated in writing by a client.

     Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:

               a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).

               b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters the following are conditions that would generally cause us to vote against a management incentive arrangement:

                    (i) With respect to incentive option arrangements:

                   -    The proposed plan is in excess of 10% of shares, or

               - The company has issued 3% or more of outstanding shares in a single year in the recent past, or

               - The new plan replaces an existing plan before the existing plan's termination date (ie, they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

                    For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:

               A = the number of shares reserved under the new plan/amendment;

               B = the number of shares available under continuing plans;

               C = granted but unexercised shares under all plans

               D = shares outstanding, plus convertible debt, convertible equity, and warrants

               (ii) With respect to severance, golden parachute or other incentive compensation arrangements:

               - The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company's industry (based solely on information about those arrangements which may be found in the company's public disclosures and in ISS reports); or

               - The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive's then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

               - The triggering mechanism in the proposed arrangement is solely within the recipient's control (e.g., resignation).

         c. Support facilitation of financings, acquisitions, stock splits and increases in shares of capital stock which do not discourage acquisition of the company soliciting the proxy.

         d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.

         e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.

               f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders' rights.

               g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.

               h. Oppose vague, overly broad, open-ended or general "other business" proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor can not be ascertained.

               i. Make sure management is complying with new reform measures by the NYSE and NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters the following guidelines will be considered:

                    - PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit ("other") fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

                         In applying the above fee formula, PIM will use the following definitions:

                         --Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

                         --Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

                         --Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)

                    - PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

                    - PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of management record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, attention and awareness, and character.

                    - PIM generally will withhold votes from any insiders on audit, compensation or nominating committees.

          j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.

          k. PIM will abstain from voting when the potential monetary or other cost to its clients of voting outweighs the benefit of doing so. Without limiting the generality of the foregoing, if the company imposes a blackout period for purchases and sales of securities after particular proxy is voted, PIM generally will abstain from voting that proxy.

It is understood that PIM's and ISS's ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian's and banks in updating their records and forwarding proxies. As part of its new account opening process PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM's standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

     4.   Return Proxies

The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Director of Compliance will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.

III. Corporate Actions

PIM shall work with the clients' Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system's Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm's Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM's Operations Administrative Personnel also will check the Company's website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.

PIM SHALL NOT HAVE ANY RESPONSIBILITY TO INITIATE, CONSIDER OR PARTICIPATE IN ANY BANKRUPTCY, CLASS ACTION OR OTHER LITIGATION AGAINST OR INVOLVING ANY ISSUE OF SECURITIES HELD IN OR FORMERLY HELD IN A CLIENT ACCOUNT OR TO ADVISE OR TAKE ANY ACTION ON BEHALF OF A CLIENT OR FORMER CLIENT WITH RESPECT TO ANY SUCH ACTIONS OR LITIGATION. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.

IV.  Client Disclosures

On or before August 6, 2003, PIM will do a client mailing and provide its existing clients with a copy of these proxy voting policies and procedures, as well as a notice of how they may obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM will add a summary description of these policies and procedures to Schedule F of Part II of PIM's ADV., and disclose in the ADV how clients may obtain information from PIM on how PIM has voted with respect to their securities. Finally, PIM will include a copy of these proxy voting policies and procedures in each new account pack sent to prospective clients.

V.   Record Keeping

A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.

B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM's principal office and 3 years in offsite storage.

     i. Copies of PIM's proxy voting policies and procedures, and any amendments thereto.

     ii. Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

     iii. The vote cast for each proposal overall as well as by account.

     iv. Records of any calls or other contacts made regarding specific proxies and the voting thereof.

     v. Records of any reasons for deviations from broad voting guidelines.

     vi. Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

     vii. A record of proxies that were not received, and what actions were taken to obtain them.

     vi. Copies of any written client requests for voting summary reports and the correspondence and reports sent to the clients in response to such request (these shall be kept in the REPORTS folder contained in the client OPS file).

VI.  Review of Policies

The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM's proxy committee. This committee consists of PIM's Director of Research, Director of Compliance and at least one Portfolio Manager (who represents the interests of all PIM's portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

Finally Adopted and Approved by the Pzena Investment Management Executive Committee on June 26, 2003

                           RORER ASSET MANAGEMENT, LLC
                   DRAFT - PROXY VOTING POLICIES & PROCEDURES
                                    JUNE 2003

A. Rule 206(4)-6 (Release No. IA-2106)

Rule 206(4)-6 under the Investment Advisers Act of 1940, effective on August 6, 2003, states that it would be a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise proxy voting authority with respect to client securities unless:

         (a) The adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of clients. The policies should address any material conflicts of interest that may arise between the adviser and its clients, and how those conflicts of interests will be resolved in the best interest of its clients;

         (b) The adviser discloses to clients how they may obtain the information on how the adviser voted their proxies; and

         (c) The adviser has disclosed its proxy voting policies and procedures to clients and, upon request, has furnished a copy to clients.

NOTE: The rule applies to all SEC registered investment advisers who exercise proxy voting authority with respect to client securities. This includes investment advisers who are contractually obligated to vote proxies and advisers whose advisory contracts are silent on proxy voting, but that contain a broad grant of discretionary authority. Accordingly, since Rorer Asset Management, LLC ("Rorer") exercises voting authority over client proxies, it has adopted the following proxy voting policies and procedures.

B. Proxy Voting Authority

Advisory Accounts

As stated in Rorer's investment advisory agreements and Form ADV Part II (disclosure document), Rorer will vote proxies solicited by, or with respect to, the issuers of securities dictated by the applicable Rorer Model Portfolios. However, Rorer will not vote proxies for the following types of securities:

                  -        Unsupervised securities

                  - Securities in transition (e.g., securities held in a account that are in the process of being sold so the account can be aligned with the Model Portfolio)

                  - Model Securities that have been sold. These represent securities that are no longer in the Model come the time of the proxy vote.

Sub-Advisory Accounts

Rorer will (or will not) be granted proxy voting authority as indicated in accordance with the terms stated in the Sub-Advisory Master Agreement between Rorer and the Sponsor/Adviser or in the Sponsor's client agreement. In most cases, Rorer is granted proxy-voting authority and will vote in accordance with the terms and conditions stated in the agreement.

Taft Hartley/Union Advisory Accounts

For these selected accounts, Rorer will vote proxies according to the interests recommended by the AFL-CIO.

In all cases, clients may expressly retain the right to vote proxies or take any action relating to specified securities held in their account provided they provide timely, prior written notice to Rorer, which releases Rorer from any liability or responsibility with respect to the voting of proxies.

C. Institutional Shareholder Services (ISS)

Rorer has contracted with ISS, a leading provider of proxy voting and corporate governance services, to provide research on corporate governance issues and corporate actions, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies. While ISS makes the proxy vote recommendations, Rorer retains the ultimate authority on deciding how to vote. In general, it is Rorer's policy to vote in accordance with ISS's recommendations. However, in the event that Rorer disagrees with ISS's proxy voting recommendations(s), such disagreement will be documented.

ISS maintains proxy vote records and proxy materials including the proxy voting Ballot Issue and Votes Cast. ISS provides Rorer with various proxy voting report, including reports that indicate the number of shares and votes taken for all applicable proxy votes cast. Clients can obtain copies of a vote report for their account upon written request.

D. Conflicts of Interest

Rorer is committed to the highest standards of business conduct. In order for Rorer to identify potential or actual conflicts of interest, it is Rorer's policy that employees must immediately contact the Compliance Department ("Compliance") if they believe that a certain outside activity raises or appears to raise a conflict of interest in connection with their employment or the business activities of Rorer or one of its affiliates. It is every employee's duty to notify Compliance of any conflicting relationships as they arise.

In any instance where a conflict of interest arises, Rorer will vote in accordance with ISS's recommendations, foregoing its right to veto such recommendations.

E. Disclosure

         Rule 206(4)-6 requires advisers with proxy voting authority to make the following disclosures to clients:

         1.       Whether the adviser votes proxies for clients.
                  (DISCLOSED IN RORER'S FORM ADV PART II & ADVISORY AGREEMENTS)

         2. Adviser's proxy voting policies, practices, and procedures. (SUMMARY DISCLOSED IN RORER'S FORM ADV PART II & A COPY OF THE POLICIES IS AVAILABLE UPON REQUEST)

         3. Whether a client can direct a vote in a proxy solicitation. (DISCLOSED IN RORER'S FORM ADV PART II & ADVISORY AGREEMENTS)

         4. How clients can obtain information on how their proxies were voted.

                  (DISCLOSED IN RORER'S FORM ADV PART II & INITIAL DISCLOSURE LETTER)

         5. A copy of proxy policies is available upon request. [The rule requires the disclosure to be "a concise summary of the adviser's proxy voting process, and should indicate that a copy of the policies and procedures is available upon request." The disclosure must be clear and prominent and "not buried" in a longer document.]
                  (DISCLOSED IN RORER'S FORM ADV PART II)

               (SEE EXHIBIT 1 - FORM ADV PROXY VOTING DISCLOSURE)

F. Record Keeping

         Rule 204-2(c)(2) under the Advisers Act requires advisers to make and retain the following books and records:

         (i)      Proxy voting policies and procedures. (Maintained by Rorer)

         (ii) A copy of each proxy statement that the adviser receives regarding client securities.
                  (ISS retains, on Rorer's behalf, a copy of each proxy statement that it receives regarding client securities that can be promptly provided to Rorer upon request or Rorer may obtain a copy of a proxy statement from the SEC's EDGAR system.)

         (iii) A record of each vote cast by the adviser on behalf of a client.
                  (Rorer maintains a record of each proxy vote for the issuer of securities in the applicable model portfolio. Additionally, ISS retains, on Rorer's behalf, records of votes cast that can be promptly provided to Rorer upon request.)

         (iv) A copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision. (Maintained by Rorer)

         (v) A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.
                  (Maintained by Rorer)

G. Responsible Personnel

The following outlines responsibilities for establishing, implementing and enforcing the policies and procedures set forth herein:

         Proxy Manager

         The Proxy Manager is responsible for the following functions:

                  a) Oversight and due diligence of ISS (to ensure that ISS is properly voting proxies on behalf of Rorer's clients).

                  b) Providing any client-specific voting instructions to ISS (and also verifying with ISS that client instructions were properly followed).

                  c)       Periodic on-site visits to ISS.

                  d) Notifying Compliance and the Research departments of upcoming proxy contests involving Rorer holdings by forwarding them with ISS's voting recommendations.

                  e) Forwarding Compliance quarterly proxy vote information for the Model portfolios.

         Compliance

         Compliance is responsible for:

                  a) Review of selected New Account paperwork to check the consistency between the proxy voting election in the paperwork and the Firm's system.

                  b) Disclosing Rorer's proxy voting practices within Form ADV Part II, monitoring for any material conflicts, and for maintaining a database of each written client request for proxy voting information.

                  c) Reviewing the policies and procedures stated herein to ensure they are being implemented effectively and working as intended. In addition, Compliance will review Rorer's proxy voting disclosure within Form ADV Part II to ensure that the written disclosure is clear and accurately reflects current policies and procedures.

         Investment Services & Institutional Services

         Investment Services and Institutional Services are responsible for:

                  a) Providing clients and/or brokers/financial consultants, upon request, with proxy voting records and/or a copy of Rorer's proxy voting policies.

                           (If an Advisory or Sub-Advisory Client requests information on how their proxies were voted for specific securities, and the account is set up to accommodate these requests, Rorer will provide a report from ISS on how proxies were voted for the securities held in the account. However, if the account is not set up that way, or the account's proxy votes are aggregated, Rorer will provide a report from ISS on how proxies were voted for the securities held in the Model Portfolios, which is updated on a quarterly basis.

                   (SEE EXHIBIT 2 - PROXY VOTE SUMMARY REPORT)

                  b) Ensuring that each written client request and any written response must be scanned into the client's file in OnBase under `Proxy Vote Client Request' (i.e., e-mails sent to brokers, or written letters sent to clients).

         Research

         Research Analysts are responsible for:

                  a) Notifying Compliance of any existing or new personal or business relationships with any executive director or officer of a company whose securities are (or may be) recommended to the firm's clients (potential conflict of interest).

                  b) Reviewing ISS recommendations, voting proxies and documenting any votes that differ from ISS recommendations.

                                    EXHIBIT 1
                        FORM ADV PROXY VOTING DISCLOSURE

                                  PROXY VOTING

Rorer has contracted with Institutional Shareholder Services ("ISS"), a leading provider of proxy voting and corporate governance services, to provide research on corporate governance issues and corporate actions, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies. While ISS makes the proxy vote recommendations, Rorer retains the ultimate authority on deciding how to vote. In general, it is Rorer's policy to vote in accordance with ISS's recommendations. However, in the event that Rorer disagrees with ISS's proxy voting recommendations(s), our rationale will be internally documented.

When requested by a client, Rorer will vote proxies for all securities currently held in the Rorer Model Portfolio. However, Rorer will not vote proxies for the following types of securities:

         i) Securities no longer held in the Rorer Model Portfolio at the time of the proxy vote

         ii) Securities held in the account that are not part of the Rorer Model Portfolio

For Taft Hartley and Union advisory accounts Rorer will vote proxies in accordance with AFL-CIO guidelines.

Clients may vote their own proxies generally or on specific issues, provided Rorer obtains timely, prior written notice. If you have instructed us to vote your proxies and would like to obtain information on how they were voted, or if you would like a copy of Rorer's Proxy Voting Policies and Procedures, please contact Investment Services at 800-544-6737, or write to Rorer Asset Management, LLC, One Liberty Place, Suite 5100, Philadelphia, PA 19103-7301, Attn:
Compliance.

                                    EXHIBIT 2

                                 FOURTH QUARTER
                            PROXY VOTE SUMMARY REPORT
              RORER LARGE CAP RELATIVE VALUE EQUITY MODEL PORTFOLIO

                                                                           MANAGEMENT
    MEETING                          COMPANY/               SECURITY       RECOMMENDA          VOTE         RECORD
   DATE/TYPE                       BALLOT ISSUES               ID.            TION             CAST          DATE
-------------------------------------------------------------------------------------------------------------------
10/08/02 - Annual      THE PROCTER & GAMBLE COMPANY       742718109                                        07/26/02
                       1     Elect Directors                                   For             For
                       2     Ratify Auditors                                   For             For
                             SHAREHOLDER PROPOSALS
                       3     Restore or Provide for                          Against           For
                             Cumulative Voting

                              In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Accordingly, the proposal warrants shareholder support.

                       4     Label Genetically                               Against         Against
                             Engineered Foods
                       5     Implement and Monitor                           Against         Against
                             Code of Corporate Conduct-
                             ILO Standards

11/05/02 - Annual      MICROSOFT CORP.                    594918104                                        09/09/02

                       1     Elect Directors                                   For             For
                       2     Approve Employee Stock                            For             For
                             Purchase Plan
                             SHAREHOLDER PROPOSALS
                       3     China Principles                                Against         Against
                       4     Limit Auditors to 25% of                        Against         Against
                             Aggregate Fees When
                             Providing Non-Audit
                             Services

THIS PROXY VOTE SUMMARY REPORT REPRESENTS RORER'S VOTING RECORD, ABSENT SPECIFIC CLIENT DIRECTION, FOR SECURITIES HELD IN THE FIRM'S LARGE CAP RELATIVE VALUE EQUITY MODEL PORTFOLIO FOR THE PERIOD INDICATED. RORER MAY HAVE VOTED DIFFERENTLY FOR CERTAIN CLIENT ACCOUNTS, BASED ON CLIENT SPECIFIC DIRECTION. THIS SUMMARY SHOULD NOT BE REPRODUCED OR DISTRIBUTED WITHOUT THE EXPRESS WRITTEN CONSENT OF RORER ASSET MANAGEMENT, LLC.

                         ROXBURY CAPITAL MANAGEMENT, LLC
                        PROXY VOTING POLICY AND PROCEDURE

In accordance with Roxbury Capital Management, LLC's (Roxbury) Investment Management Agreement, Roxbury will vote all proxies on behalf of a client's portfolio unless the client requests otherwise in writing.

Roxbury's Proxy Committee will make proxy voting decisions. The members of Roxbury's Proxy Committee are portfolio managers, analysts, and at least one other employee. The Proxy Committee will have at least three members at all times.

The analyst assigned to monitor the issuer of the security whose proxy is to be voted upon will review the issues to be voted upon, related information, and the research provided by Investor Responsibility Research Center (IRRC), a proxy research service. IRRC also provides customized proxy research consistent with Roxbury's policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Committee as to how the proxy issues should be voted.

The Proxy Committee will review the recommendations provided by Roxbury's analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Proxy Committee. If a Proxy Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented.

Any vote involving a tender offer is analyzed in terms of whether the portfolio would receive a higher economic value by holding the investment than by tendering now and reinvesting the proceeds. As a matter of policy, Roxbury will vote proxies in a manner that solely benefits the client's portfolio and protects the economic interest of the client's portfolio. Roxbury's voting is subject to any proxy voting guidelines or direction of a client as long as following the proxy voting guidelines or direction is prudent under the circumstances. Any conflicts between the interests of an employee benefit plan's portfolio and the plan sponsor's interests will be resolved in favor of the plan's portfolio. Material conflicts of interest may be resolved by Roxbury obtaining an independent, third party opinion.

If the industry analyst assigned to review the proxy personally owns any of the securities of the issuer whose proxy is being voted upon, or an acquiring company, the analyst will disqualify himself from making any vote recommendations and another analyst will then review the proxy. Further, if the industry analyst assigned to review the proxy has any relative in management of the issuer whose proxy is being voted upon, or an acquiring company, the industry analyst will disqualify himself from making any vote recommendations and another analyst will then review the proxy. In either case, the proxy will be assigned to a different analyst but, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

Roxbury will keep documents of proxy decisions made by the Proxy Committee.

Roxbury uses ADP ProxyEdge, a proxy voting agency service, to ensure all votable shares get voted, ensure all shares get voted according to the Proxy Committee's decisions, and provide timely reporting for Roxbury and its clients. A portfolio may be voted using ADP ProxyEdge if the custodian of the Portfolio's assets has a relationship with ADP ProxyEdge. Proxies for portfolios not set up on ADP ProxyEdge will be voted using other means.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury's investment management services ("Wrap Fee Agreement"). If Roxbury does not vote the proxies, it makes proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

Roxbury will provide a report of how proxies were voted and a copy of our proxy voting policy and procedure to those clients who request such information.

                        CITIGROUP ASSET MANAGEMENT (CAM)
                              NORTH AMERICA REGION
                      PROXY VOTING POLICIES AND PROCEDURES

                                    JULY 2003

I.       TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES
II.      GENERAL GUIDELINES
III.     HOW CAM VOTES
IV.      CONFLICTS OF INTEREST
V.       VOTING POLICY

         (1)      ELECTION OF DIRECTORS
         (2)      PROXY CONTESTS
         (3)      AUDITORS
         (4)      PROXY CONTEST DEFENSES
         (5)      TENDER OFFER DEFENSES
         (6)      MISCELLANEOUS GOVERNANCE PROVISIONS
         (7)      CAPITAL STRUCTURE
         (8)      EXECUTIVE AND DIRECTOR COMPENSATION
         (9)      STATE OF INCORPORATION
         (10)     MERGERS AND CORPORATE RESTRUCTURING
         (11)     SOCIAL AND ENVIRONMENTAL ISSUES
         (12)     MISCELLANEOUS

VI.      RECORDKEEPING AND OVERSIGHT

                       CITIGROUP ASSET MANAGEMENT(1) (CAM)
                              NORTH AMERICA REGION
                      PROXY VOTING POLICIES AND PROCEDURES

I.       TYPES OF ACCOUNTS TO WHICH CAM VOTES PROXIES

Citigroup Asset Management (CAM) votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise; votes proxies for each United States Registered Investment Company (mutual fund) for which we act as adviser or sub-adviser with the power to vote proxies; and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on CAM by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II.      GENERAL GUIDELINES

In voting proxies, CAM is guided by general fiduciary principles. CAM's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. CAM attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the CAM adviser (business unit) of its responsibility for the proxy vote.

III.     HOW CAM VOTES

In the case of a proxy issue for which there is a stated position set forth in
Section V, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. CAM divides issues into eleven categories listed in Section V below.

-----------------
(1) Citigroup Asset Management comprises Salomon Brothers Asset Management Inc, Smith Barney Asset Management (a division of Citigroup Global Markets Inc.), Citibank Global Asset Management (a unit of Citibank, N.A.), Smith Barney Fund Management LLC, Citi Fund Management Inc. and other investment adviser affiliates.

IV.   CONFLICTS OF INTEREST

In furtherance of CAM's goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients.

(1)  Procedures for Identifying Conflicts of Interest

     CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:

     A. The policy memorandum attached hereto as Appendix A will be distributed periodically to CAM employees. The policy memorandum alerts CAM employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.

     B. CAM Financial Control shall maintain and make available to CAM Compliance and proxy voting personnel an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of CAM's annual revenues. CAM relies on the policy memorandum directive described in Section IV. (1) A. to identify conflicts of interest arising due to potential client relationships with proxy issuers.

     C. As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer. As noted in Section IV. (1) A., CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as any attempt by a Citigroup business unit or Citigroup officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies

     D. Based on information furnished by CAM employees or maintained by CAM Compliance pursuant to Section IV. (1) A. and C. and by CAM Financial Control pursuant to Section IV. (1) B., CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy Voting Committee described in Section IV. (2) because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

     A. CAM shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such CAM personnel as are designated from time to time by CAM's Office of the CIO, CAM's General Counsel and CAM's Chief Compliance Officer. The initial members of the Proxy Voting Committee are set forth on Appendix B hereto.

     B. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) must be brought to the attention of the Proxy Voting Committee by CAM Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

     C. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. CAM Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

     D. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

     E. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

     i. disclosing the conflict to clients and obtaining their consent before voting;

     ii. suggesting to clients that they engage another party to vote the proxy on their behalf;

     iii. in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

     iv. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

CAM Compliance shall maintain a written record of the method used to resolve a material conflict of interest.

V.       VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. As a result of the independent investment advisory services provided by distinct business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

(1)  Election of Directors

     A. Voting on Director Nominees in Uncontested Elections.

        1. We vote for director nominees.

     B. Chairman and CEO is the Same Person.

        1. We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

     C. Majority of Independent Directors

-----------------
* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict to interest by satisfying itself that CAM's proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

        1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

        2. We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

     D. Stock Ownership Requirements

        1. We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     E. Term of Office

        1. We vote against shareholder proposals to limit the tenure of independent directors.

     F. Director and Officer Indemnification and Liability Protection

        1. Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

        2. We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

        3. We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

        4. We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

     G. Director Qualifications

        1. We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

        2. We vote against shareholder proposals requiring two candidates per board seat.

(2)  Proxy Contests

     A. Voting for Director Nominees in Contested Elections

        1. We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

     B. Reimburse Proxy Solicitation Expenses

        1. We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

(3)  Auditors

     A. Ratifying Auditors

        1. We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

(4)  Proxy Contest Defenses

     A. Board Structure: Staggered vs. Annual Elections

        1. We vote against proposals to classify the board.

        2. We vote for proposals to repeal classified boards and to elect all directors annually.

     B. Shareholder Ability to Remove Directors

        1. We vote against proposals that provide that directors may be removed only for cause.

        2. We vote for proposals to restore shareholder ability to remove directors with or without cause.

        3. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

        4. We vote for proposals that permit shareholders to elect directors to fill board vacancies.

     C. Cumulative Voting

        1. We vote against proposals to eliminate cumulative voting.

        2. We vote for proposals to permit cumulative voting.

     D. Shareholder Ability to Call Special Meetings

        1. We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

        2. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     E. Shareholder Ability to Act by Written Consent

        1. We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

        2. We vote for proposals to allow or make easier shareholder action by written consent.

     F. Shareholder Ability to Alter the Size of the Board

        1. We vote for proposals that seek to fix the size of the board.

        2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

     G. Advance Notice Proposals

        1. We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

     H. Amendment of By-Laws

        1. We vote against proposals giving the board exclusive authority to amend the by-laws.

        2. We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

(5)  Tender Offer Defenses

     A. Poison Pills

        1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

        2. We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

        3. We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

     B. Fair Price Provisions

        1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

        2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     C. Greenmail

        1. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

        2. We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     D. Unequal Voting Rights

        1. We vote against dual class exchange offers.

        2. We vote against dual class re-capitalization.

     E. Supermajority Shareholder Vote Requirement to Amend the Charter or
        Bylaws

        1. We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

        2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     F. Supermajority Shareholder Vote Requirement to Approve Mergers

        1. We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

        2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     G. White Squire Placements

        1. We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6)  Miscellaneous Governance Provisions

     A. Confidential Voting

        1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

        2. We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

     B. Equal Access

        1. We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     C. Bundled Proposals

        1. We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     D. Shareholder Advisory Committees

        1. We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

(7)  Capital Structure

     A. Common Stock Authorization

        1. We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

        2. Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

           a) Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.

           b) The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

        3. We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

     B. Stock Distributions: Splits and Dividends

        1. We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

     C. Reverse Stock Splits

        1. We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

     D. Blank Check Preferred Stock

        1. We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

        2. We vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

        3. We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

        4. We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     E. Adjust Par Value of Common Stock

        1. We vote for management proposals to reduce the par value of common stock.

     F. Preemptive Rights

        1. We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

           a) Size of the Company.

           b) Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

           c) Percentage of the rights offering (rule of thumb less than 5%).

        2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     G. Debt Restructuring

        1. We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     H. Share Repurchase Programs

        1. We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     I. Dual-Class Stock

        1. We vote for proposals to create a new class of nonvoting or subvoting common stock if:

           - It is intended for financing purposes with minimal or no dilution to current shareholders

           - It is not designed to preserve the voting power of an insider or significant shareholder

     J. Issue Stock for Use with Rights Plan

        1. We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

(8)  Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     A. OBRA-Related Compensation Proposals

        1. Amendments that Place a Cap on Annual Grant or Amend Administrative Features

           a) We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

        2. Amendments to Added Performance-Based Goals

           a) We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

        3. Amendments to Increase Shares and Retain Tax Deductions Under OBRA

           a) We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

        4. Approval of Cash or Cash-and-Stock Bonus Plans

           a) We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

     B. Expensing of Options

           We vote for proposals to expense stock options on financial statements.

     C. Index Stock Options

           We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer's compensation committee is comprised solely of independent directors.

     D. Shareholder Proposals to Limit Executive and Director Pay

        1. We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder's needs and would not put the company at a competitive disadvantage relative to its industry.

        2. We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

     E. Golden Parachutes

        1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

        2. We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

     F. Employee Stock Ownership Plans (ESOPs)

        1. We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

     G. 401(k) Employee Benefit Plans

        1. We vote for proposals to implement a 401(k) savings plan for employees.

     H. Stock Compensation Plans

        1. We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

        2. We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

     I. Directors Retirement Plans

        1. We vote against retirement plans for nonemployee directors.

        2. We vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     J. Management Proposals to Reprice Options

        1. We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

           -  Historic trading patterns

           -  Rationale for the repricing

           -  Value-for-value exchange

           -  Option vesting

           -  Term of the option

           -  Exercise price

           -  Participation

     K. Shareholder Proposals Recording Executive and Director Pay

        1. We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

        2. We vote against shareholder proposals requiring director fees be paid in stock only.

        3. We vote for shareholder proposals to put option repricing to a shareholder vote.

        4. We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

(9)  State/Country of Incorporation

     A. Voting on State Takeover Statutes

        1. We vote for proposals to opt out of state freezeout provisions.

        2. We vote for proposals to opt out of state disgorgement provisions.

     B. Voting on Re-incorporation Proposals

        1. We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

     C. Control Share Acquisition Provisions

        1. We vote against proposals to amend the charter to include control share acquisition provisions.

        2. We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

        3. We vote for proposals to restore voting rights to the control shares.

        4. We vote for proposals to opt out of control share cashout statutes.

(10) Mergers and Corporate Restructuring

     A. Mergers and Acquisitions

        1. We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc...); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

     B. Corporate Restructuring

        1. We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

     C. Spin-offs

        1. We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     D. Asset Sales

        1. We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     E. Liquidations

        1. We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     F. Appraisal Rights

        1. We vote for proposals to restore, or provide shareholders with, rights of appraisal.

     G. Changing Corporate Name

        1. We vote for proposals to change the "corporate name", unless the proposed name change bears a negative connotation.

     H. Conversion of Securities

        1. We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

     I. Stakeholder Provisions

        1. We vote against proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

(11) Social and Environmental Issues

     A. In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

        1. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

        2. the percentage of sales, assets and earnings affected;

        3. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

        4. whether the issues presented should be dealt with through government or company-specific action;

        5. whether the company has already responded in some appropriate manner to the request embodied in a proposal;

        6. whether the company's analysis and voting recommendation to shareholders is persuasive;

        7. what other companies have done in response to the issue;

        8. whether the proposal itself is well framed and reasonable;

        9. whether implementation of the proposal would achieve the objectives sought in the proposal; and

        10. whether the subject of the proposal is best left to the discretion of the board.

     B. Among the social and environmental issues to which we apply this analysis are the following:

        1. Energy and Environment

        2. Equal Employment Opportunity and Discrimination

        3. Product Integrity and Marketing

        4. Human Resources Issues

(12) Miscellaneous

     A. Charitable Contributions

        1. We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

     B. Operational Items

        1. We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

        2. We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

        3. We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

        4. We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

        5. We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

        6. We vote against proposals to approve other business when it appears as voting item.

(13) CAM has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that CAM has proxy voting authority with respect to shares of registered investment companies, CAM shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).

The voting policy guidelines set forth in this Section V may be changed from time to time by CAM in its sole discretion.

VI.      RECORD KEEPING AND OVERSIGHT

CAM shall maintain the following records relating to proxy voting:

                  -  a copy of these policies and procedures;

                  -  a copy of each proxy form (as voted);

                  - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

                  - documentation relating to the identification and resolution of conflicts of interest;

                  - any documents created by CAM that were material to a proxy voting decision or that memorialized the basis for that decision; and

                  - a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.

Each adviser to a United States Registered Investment Company shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, CAM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

CAM Compliance will review the proxy voting process, record retention and related matters on a periodic basis.

                                   APPENDIX A

                                   MEMORANDUM

TO:      All CAM North America Region Employees

FROM:    CAM Legal and Compliance

DATE:    July ____, 2003

RE: New CAM North America Region Proxy Voting Policies and Procedures Conflicts of Interest with respect to Proxy Voting

Citigroup Asset Management (CAM) currently has in place proxy voting policies and procedures designed to ensure that CAM votes proxies in the best interest of client accounts. Attached to this memorandum is a copy of CAM North America Region Proxy Voting Policies and Procedures that have been updated, effective as of July 2003, to comply with a new SEC rule under the Investment Advisers Act that addresses an investment adviser's fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, CAM EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CAM IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE'S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF CAM'S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CAM COMPLIANCE.

         The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of CAM's stated position on certain types of proxy issues and the factors and considerations taken into account by CAM in voting on certain other types of proxy issues.

         The updated proxy voting policies and procedures reflect two major changes. First, Section VI (Recordkeeping and Oversight) of the updated policies and procedures sets forth detailed recordkeeping requirements relating to the proxy voting process, as required by the new SEC rule. CAM Compliance will be working with affected groups to make sure that we are complying with the new record retention requirements. Second, Section IV (Conflicts of Interest) of the updated policies and procedures sets forth procedures designed to identify and address material conflicts of interest that may arise between CAM's interests and those of its clients before proxies are voted on behalf of such clients, as required by the new SEC rule.

         While, as described in Section IV of the updated policies and procedures, CAM will seek to identify significant CAM client relationships and significant, publicized non-CAM affiliate client relationships(1) which could present CAM with a conflict of interest in voting proxies, all CAM employees must play an important role in helping our organization identify potential conflicts of interest that could impact CAM's proxy voting. CAM employees need to (i) be aware of the potential for conflicts of interest on the part of CAM in voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) bring conflicts of interest of which they become aware to the attention of a CAM compliance officer.

         A conflict of interest arises when the existence of a personal or business relationship on the part of CAM or one of its employees or special circumstances that arise during the conduct of CAM's business might influence, or appear to influence, the manner in which CAM decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a CAM employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of "special circumstances" would be explicit or implicit pressure exerted by a CAM relationship to try to influence CAM's vote on a proxy with respect to which the CAM relationship is the issuer. Another example would be a situation in which there was contact between CAM and non-CAM personnel in which the non-CAM personnel, on their own initiative or at the prompting of a client of a non-CAM unit of Citigroup, tried to exert pressure to influence CAM's proxy vote(2). Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for CAM. You are encouraged to raise and discuss with CAM Compliance particular facts and circumstances that you believe may raise conflict of interest issues for CAM.

         As described in Section IV of the updated policies and procedures, CAM has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by CAM Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted(3). As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that CAM employees should report all conflicts of interest

-----------------
(1,2) As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. As noted, CAM seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Voting Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer.

(3) Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Voting Committee because CAM's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

of which they become aware to CAM Compliance. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

         The obligation of CAM employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of CAM Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the CAM employee. Please consult with a CAM Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

                                   Appendix B

                         PROXY VOTING COMMITTEE MEMBERS

INVESTMENT MANAGEMENT REPRESENTATIVES

Wayne Lin
Amanda Suss

LEGAL REPRESENTATIVES

George Shively
Leonard Larrabee
Thomas Mandia

COMPLIANCE REPRESENTATIVES

Andrew Beagley
Jeffrey Scott
Joseph Hess

At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

                         SUSTAINABLE GROWTH ADVISERS, LP

                       PROXY VOTING POLICY AND PROCEDURES

                               STATEMENT OF POLICY

      Sustainable Growth Advisers, LP ("SGA") acts as a discretionary investment adviser for various clients and registered mutual funds. Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives. SGA's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.

      SGA's policies and procedures are based on the following: legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.

      The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients' best interests will be served. The proxy vote is an asset belonging to the client. SGA votes the proxies to positively influence corporate governance in a manner that, in SGA's best judgment, enhances shareholder value.

      SGA takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:

      1. Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directives. In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than SGA.

      2. Once a client account has been terminated with SGA in accordance with the investment advisory agreement, SGA will not vote any proxies received after the termination.

      3. Security positions that are completely sold from a clients account between proxy record date and meeting date, SGA will not vote the proxy.

      4. Proxies for securities held in an unsupervised portion of the client's account generally will not be voted.

      5. Proxies for securities on loan that must be recalled in order to vote, generally will not be voted.

      6. Specialized treatment in voting proxies when directed in the advisory contract or other written directives. These directions to vote proxies may be different from SGA's policy and procedures.

      7. Specialized treatment may be applied to ERISA accounts as SGA's responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time. Clients can also obtain information on how proxies were voted.

                                   PROCEDURES

      Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.

      Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser's interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.

      As part of recordkeeping the following documents are maintained: (1) copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by SGA that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and SGA's written response to any (written or oral) client request for such records. These records are maintained for a period of five years.

                              CATEGORIES OF ISSUES

      It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. If we frequently disagree with management, we will generally sell the stock. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.

      Following are examples of agenda items that SGA generally APPROVES:

Election of Directors: Unless SGA has reason to object to a given director, each director on management's slate is approved.

Approval of Auditors: SGA generally defers to management in picking a CPA firm and votes for management's choice.

Directors' Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, SGA generally approves.

Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and SGA generally approves.

Increase in the Common Share Authorization: As long as the increase is reasonable, SGA generally approves.

Stock Purchase Plans: SGA believes that equity participation plans positively motivate management, directors and employees. Therefore, SGA generally approves stock purchase plans unless we have reason to object.

Stock Option Plans and Stock Participation Plans: If in SGA's judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.

      Following are examples of issues presented for shareholder vote that are generally OPPOSED because their approval is judged not to be in the best interest of the client.

Elimination of Pre-Emptive Rights: Pre-emptive rights have value to the stockholder. They can be sold outright or used to buy additional shares, usually at a significant discount to the stock's market price. To approve their elimination would mean giving away something of potential value to the client. Elimination of pre-emptive rights also potentially dilutes the shareholders' proportionate share of current holdings and diminishes shareholder rights or control over management. Therefore, SGA generally opposes their elimination.

Poison Pills: These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover. Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company. SGA generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.

Proposals to Establish Staggered Boards: Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed. It is SGA's judgment that uninvited bids for the company's stock should not be discouraged. They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder. It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.

New Classes of Shares Having Different Voting Rights: These are not in the client's best interest because they are contrary to the principle of "one share one vote" and could dilute the current stockholders' control.

Shareholders Proposals That Offer No Specific Economic Benefit to the Client:
When social issues are proposed by one or more shareholders, SGA evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business. If the proposal offers no economic benefit, it is generally opposed.

                              CONFLICTS OF INTEREST

      SGA's proxy voting policies and procedures are designed to ensure that proxies are properly voted, material conflicts are avoided, and fiduciary obligations are fulfilled.

      SGA personnel may be nominated to serve on the board of directors of a portfolio company. In these cases, the SGA employee serving as director must balance his or her duty owed to SGA's clients with his or her duty owed to all of the shareholders of the Company. The SGA Proxy Committee (the "Committee") will make decision on how to vote the proxies of a portfolio company where an SGA employee serves as director on the board. The Committee presently consists of the three principals of SGA. Any investment professional serving on the committee shall not have primary responsibility for SGA's relationship with the applicable portfolio company.

There any be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA's general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA's policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it ma be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client's proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.

      To obtain information on how Sustainable Growth Advisers, LP has voted proxies, you may contact us at:

                         Sustainable Growth Advisers, LP
                      1285 Ave of the Americas, 35th Floor
                             New York, NY 10019-6028

                            By phone: (212) 554-4997
                             By fax: (212) 554-4964
                          E-mail: mgreve@sgadvisers.com

                 T. ROWE PRICE ASSOCIATES, INC AND T. ROWE PRICE
                               INTERNATIONAL, INC

                      PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

         T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc ("T. ROWE PRICE") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("T. ROWE PRICE FUNDS") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

         T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("POLICIES AND PROCEDURES") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

         FIDUCIARY CONSIDERATIONS. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

         CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         PROXY COMMITTEE. T. Rowe Price's Proxy Committee ("PROXY COMMITTEE") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or the counsel client's portfolio manager.

         INVESTMENT SUPPORT GROUP. The Investment Support Group ("INVESTMENT SUPPORT GROUP") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

         PROXY ADMINISTRATOR. The Investment Support Group will assign a Proxy Administrator ("PROXY ADMINISTRATOR") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

MEETING NOTIFICATION

         T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

VOTE DETERMINATION

         ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. ROWE PRICE VOTING POLICIES

         Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

         Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.

- Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

- Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

- Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

         -        Corporate environmental practices;

         -        Board diversity;

         -        Employment practices and employment opportunity;

         -        Military, nuclear power and related energy issues;

         - Tobacco, alcohol, infant formula and safety in advertising practices;

         -        Economic conversion and diversification;

         -        International labor practices and operating policies;

         -        Genetically-modified foods;

         -        Animal rights; and

         - Political contributions/activities and charitable contributions.

         Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

         Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

         Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

         Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

         Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

         Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

VOTE EXECUTION AND MONITORING OF VOTING PROCESS

         Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

         On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

         Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.

         Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution. Voting of T. Rowe Price Group, Inc. common stock (sym:
TROW) by certain T. Rowe Price Index Funds will be done in all instances accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted.

REPORTING AND RECORD RETENTION

         Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

         T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                        TEMPLETON INVESTMENT COUNSEL, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF TEMPLETON INVESTMENT COUNSEL, LLC TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "TIC") has delegated its administrative duties with respect to voting proxies to Franklin Templeton Companies, LLC ("FTC,LLC"), a company wholly owned by Franklin Resources, Inc. which provides a variety of administrative services including legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies which TIC sponsors and any separate accounts managed by TIC) that has either delegated proxy voting administrative responsibility to FTC,LLC or has asked for information on the issues to be voted. FTC,LLC will then vote proxies on behalf of those clients who have properly delegated such responsibility or will inform clients that have not delegated the voting responsibility but who have requested voting advice about TIC's views on such proxy votes. This service is also provided by FTC,LLC to other advisory affiliates of TIC within the Franklin Templeton organization.

HOW TEMPLETON INVESTMENT COUNSEL, LLC VOTES PROXIES

FIDUCIARY CONSIDERATIONS

All proxies will be voted based upon TIC's instructions and/or policies. TIC will vote proxies solely in the interests of the client, TIC managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. As a matter of policy, the officers, directors and employees of FTC,LLC and TIC will not be influenced by outside sources whose interests conflict with the interests of clients, shareholders or participants and beneficiaries. Any conflict of interest will be resolved in the interests of the client, shareholders or participants and beneficiaries.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS

One of the primary factors TIC considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, TIC believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues should be resolved. As a matter of practice, the vote with respect to most issues will be cast in accordance with the position of the company's management, unless it is determined that the ratification of management's position would adversely affect the investment merits of owning the stock. Each issue, however, is considered on its own merits, and the position of the company's

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 2

management will not be supported in any situation where it is found not to be in the best interests of our clients.

GENERAL PROXY VOTING GUIDELINES

TIC has adopted the general guidelines for voting proxies (attached as Exhibits A and B). Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. As Exhibits A and B cannot provide an exhaustive list of all the issues that may arise, any issues which are substantially similar to ones listed will be voted in accordance with these guidelines.

In all of the situations outlined in Exhibits A and B, the FTC,LLC Proxy Group will review each proxy upon receipt as well as the materials and recommendations that they receive from Institutional Shareholder Services, Inc. ("ISS"), an unaffiliated research service. A member of the Proxy Group will consult with the research analyst who follows the security and/or legal counsel before voting on a particular issue which is not covered in the general guidelines. Any time an agenda item does not fall within the general guidelines of TIC's policies, the Proxy Group must obtain voting instructions from TIC prior to processing that vote.

TIC'S POLICY ON ANTI-TAKEOVER ISSUES

TIC generally opposes anti-takeover measures since they reduce shareholder rights. However, as with all proxy issues, TIC conducts an independent review of each anti-takeover proposal. On occasion, TIC may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm clients' interests as stockholders.

Anti-takeover issues include the following:

         FAIR PRICE PROVISIONS. Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

         SUPERMAJORITY RULES. Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75-80%). While applied mainly to merger bids, supermajority rules may also be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 3

         BOARD CLASSIFICATION. High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "Staggered Board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose Board members are elected to staggered three-year terms of office.

         SUPERSTOCK. Another takeover defense is superstock (i.e. shares that give holders disproportionate voting rights). For example, a company could propose authorizing a class of preferred stock which could be issued in a private placement with one or more institutional investors and could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock. The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

         POISON PILLS. The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

         GREENMAIL. Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price unless an offer is made to all stockholders.

PROXY PROCEDURES

FTC,LLC understands its responsibility to process proxies and maintain proxy records. In addition, TIC understands its duty to vote proxies and that proxy voting decisions may affect the value of the shares of stock. Therefore, FTC,LLC will attempt to process every vote for all domestic and foreign proxies which it receives. However, there are situations in which FTC,LLC cannot process foreign proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group will refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice too late, may be unable to obtain a timely translation, or may be unable to obtain voting instructions from TIC prior to the cut-off date. In addition, if TIC has outstanding sell orders in a country which blocks trading for a specific period of time prior to its companies' annual meetings, the proxies for those meetings will not be voted in order to facilitate the sale of those securities.

Moreover, there may be situations in which TIC would request a client or clients to vote their shares themselves. For example, such a request may be made if clients have

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 4

represented to TIC that their position on a particular issue differs from the TIC's position. TIC may also ask clients to vote their shares to facilitate ownership of a particular security that TIC believes to be a beneficial asset in a portfolio but where a foreign jurisdiction has set ownership limitations based on voting authority.

TIC may abstain from voting on an agenda item instead or in lieu of voting against that item. There are some jurisdictions in which a shareholder is given the choice of voting for, against or abstaining on an agenda item. For example, if "Other Business" is listed on the agenda with no further information, TIC may enter an "abstain" vote so that the company is on notice that if it had provided additional information, TIC may have voted in favor of that item. TIC will not vote in favor of "Other Business" where that business is not clearly explained in the proxy materials. TIC may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations. In some jurisdictions, an "abstain" vote is viewed exactly the same as a vote against an item, thereby making either a vote against or an abstention interchangeable.

The following describes the standard procedures that are to be followed with respect to carrying out TIC's proxy policy:

1. All proxy materials received will be recorded immediately in a computer database to maintain control over such materials.

2. The Proxy Group will review each proxy upon receipt and any materials, reports or recommendations from ISS to determine if there are any issues which require input from a research analyst or legal counsel.

3. In determining how to vote, TIC will consider the general guidelines described in its proxy policy.

4. The Proxy Group is responsible for preparing the documentation that supports TIC's voting position. Such documentation will include, but is not limited to, memoranda describing the position it has taken, why that position is in the best interest of its clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported management (and if it did not support management, a discussion rebutting the general presumption that we will support management), any information provided by ISS and any other relevant information. Additionally, the Proxy Group may include information obtained from the research analyst and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 5

6. The Proxy Group is responsible for maintaining appropriate files concerning proxy information. Such files will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. All files will be retained for six years, copies of which will be disseminated in whole or in part to any client upon request.

7. The Proxy Group will attempt to send TIC's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and ten days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy ten days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in ample time.

8. At the end of each quarter, a computerized report is produced by the Proxy Group for each client that has requested that FTC,LLC furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the quarter and the position taken with respect to each issue. The report is sent to the client by the Proxy Group with one copy retained in the client's file and one copy forwarded to the appropriate portfolio manager. Monthly or annual reports will also be furnished upon request.

9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, we will then notify Fund Treasury who will contact the Custodian Bank in an effort to retrieve the securities. TIC shall use best efforts to call such loans or use other practicable and legally enforceable means to ensure that the Fund is able to fulfill its fiduciary duty to vote proxies with respect to such loaned securities.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 6

------------------------------------------------------------------------------------------------------------------
EXHIBIT A:                                                                     FOR          AGAINST       DETAILED
MANAGEMENT PROPOSALS                                                         PROPOSAL       PROPOSAL       REVIEW
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Accept Financial Statements & Statutory Reports                                 X
------------------------------------------------------------------------------------------------------------------
Adopt New Articles/Charter Privatization-Related                                X
------------------------------------------------------------------------------------------------------------------
Adopt or Amend Dividend Reinvestment Plan                                       X
------------------------------------------------------------------------------------------------------------------
Adopt Supermajority provision to Defend Against Takeover Attempt                               X
------------------------------------------------------------------------------------------------------------------
Adopt/Incorporate Supermajority Vote to Remove Director                         X
------------------------------------------------------------------------------------------------------------------
Allow Agencies to Rate Offered Securities                                       X
------------------------------------------------------------------------------------------------------------------
Allow Board to Set its Own Size                                                 X
------------------------------------------------------------------------------------------------------------------
Allow Questions                                                                 X
------------------------------------------------------------------------------------------------------------------
Amend Articles Board-Related                                                    X
------------------------------------------------------------------------------------------------------------------
Amend Articles Organization-Related                                             X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter Compensation-Related                                     X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter Equity-Related                                           X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter General Matters                                          X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter Governance-Related                                       X
------------------------------------------------------------------------------------------------------------------
Amend Bylaws without Shareholder Consent                                        X
------------------------------------------------------------------------------------------------------------------
Amend Charter - Change in Capital                                               X
------------------------------------------------------------------------------------------------------------------
Amend Charter or Bylaws Non-Routine                                             X
------------------------------------------------------------------------------------------------------------------
Amend Corporate Purpose                                                         X
------------------------------------------------------------------------------------------------------------------
Amend Employee Stock Purchase Plan to Increase Shares                           X
------------------------------------------------------------------------------------------------------------------
Amend Incentive Stock Option Plan to Increase Shares                                           X
------------------------------------------------------------------------------------------------------------------
Amend Non-Employee Director Plan - Change Terms                                                X
------------------------------------------------------------------------------------------------------------------
Amend Non-Employee Director Restricted Stock Plan                               X
------------------------------------------------------------------------------------------------------------------
Amend Omnibus Stock Plan to Increase Shares                                     X
------------------------------------------------------------------------------------------------------------------
Amend Quorum Requirements                                                       X
------------------------------------------------------------------------------------------------------------------
Amend Restricted Stock Plan-Increase Shares (up to 5% of outstanding)           X
------------------------------------------------------------------------------------------------------------------
Amend Stock Appreciation Rights Plan-Increase Shares                            X
------------------------------------------------------------------------------------------------------------------
Amend Stock Option Plan to Increase Shares                                                     X
------------------------------------------------------------------------------------------------------------------
Amend Terms of Outstanding Options                                                             X
------------------------------------------------------------------------------------------------------------------
Amend Voting Rights of Existing Stock (increasing rights)                       X
------------------------------------------------------------------------------------------------------------------
Announce Vacancies on Supervisory Board                                         X
------------------------------------------------------------------------------------------------------------------
Appoint Censor(s)                                                               X
------------------------------------------------------------------------------------------------------------------
Appoint Directors Between Meetings                                              X
------------------------------------------------------------------------------------------------------------------
Appoint Shareholders' Committee Members                                         X
------------------------------------------------------------------------------------------------------------------
Appoint, Approve or Ratify Auditors, Alternate, Deputy &/or Internal            X
Statutory Auditors
------------------------------------------------------------------------------------------------------------------
Approve Accounting Treatment of Merger                                          X
------------------------------------------------------------------------------------------------------------------
Approve Acquisition                                                             X
------------------------------------------------------------------------------------------------------------------
Approve Affiliation Agreements w/Subsidiary                                     X
------------------------------------------------------------------------------------------------------------------
Approve Allocation of Income and Dividends                                      X
------------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 7

-------------------------------------------------------------------------------------------------------------
Approve Annual Financial Statements if Independent Auditors Rendered            X
Unqualified Opinion
-------------------------------------------------------------------------------------------------------------
Approve Appraisal Rights for Minority Shareholders                              X
-------------------------------------------------------------------------------------------------------------
Approve Bond Repurchase                                                         X
-------------------------------------------------------------------------------------------------------------
Approve Bonus to Family of Deceased Director &/or Auditor                       X
-------------------------------------------------------------------------------------------------------------
Approve Changes (Decrease/Increase) in Authorized, Stated or Share              X
Capital
-------------------------------------------------------------------------------------------------------------
Approve Changes (Decrease/Increase) in Size or Size Range of Board              X
-------------------------------------------------------------------------------------------------------------
Approve Compensation/Related Issues - Directors, Auditors &/or Committees       X
-------------------------------------------------------------------------------------------------------------
Approve Continuation - Canadian &/or Provincial Board Certified                 X
Accountant
-------------------------------------------------------------------------------------------------------------
Approve Control Share Acquisition                                               X
-------------------------------------------------------------------------------------------------------------
Approve Conversion from Closed End to Open End Fund                             X
-------------------------------------------------------------------------------------------------------------
Approve Conversion to Delaware Business Trust or Series Trust                   X
-------------------------------------------------------------------------------------------------------------
Approve Conversion to Self-Managed REIT                                         X
-------------------------------------------------------------------------------------------------------------
Approve Creation of Conditional Capital                                         X
-------------------------------------------------------------------------------------------------------------
Approve Director/Officer Liability &/or Indemnity Policy or Provisions          X
-------------------------------------------------------------------------------------------------------------
Approve Discharge of Auditors                                                   X
-------------------------------------------------------------------------------------------------------------
Approve Discharge of Board, Supervisory Board, Management, &/or President       X
-------------------------------------------------------------------------------------------------------------
Approve Disposition of Assets & Liquidation of Company                          X
-------------------------------------------------------------------------------------------------------------
Approve Distribution Agreement                                                  X
-------------------------------------------------------------------------------------------------------------
Approve Dividend - Company Held Shares                                          X
-------------------------------------------------------------------------------------------------------------
Approve Dividends                                                               X
-------------------------------------------------------------------------------------------------------------
Approve Dual Class Stock Recapitalization - foreign securities only             X
-------------------------------------------------------------------------------------------------------------
Approve Exchange of Debt for Equity                                             X
-------------------------------------------------------------------------------------------------------------
Approve Executive Loans to Exercise or Not to Exercise Options                                 X
-------------------------------------------------------------------------------------------------------------
Approve Financial Assistance/Stock Purchase/Option                                             X
-------------------------------------------------------------------------------------------------------------
Approve Formation of a Holding Company                                          X
-------------------------------------------------------------------------------------------------------------
Approve Incentive Stock Option Plan                                                            X
-------------------------------------------------------------------------------------------------------------
Approve Investment and Financial Policies                                       X
-------------------------------------------------------------------------------------------------------------
Approve Issuance of Eurobonds                                                   X
-------------------------------------------------------------------------------------------------------------
Approve Issuance of Shares for Private Placement                                X
-------------------------------------------------------------------------------------------------------------
Approve Issuance with or without Preemptive Rights                              X
-------------------------------------------------------------------------------------------------------------
Approve Joint Venture Agreement                                                 X
-------------------------------------------------------------------------------------------------------------
Approve Listing on Secondary Exchange                                           X
-------------------------------------------------------------------------------------------------------------
Approve Merger Agreement                                                        X
-------------------------------------------------------------------------------------------------------------
Approve Merger by Absorption                                                    X
-------------------------------------------------------------------------------------------------------------
Approve Merger of Funds                                                         X
-------------------------------------------------------------------------------------------------------------
Approve Minutes of Meeting                                                      X
-------------------------------------------------------------------------------------------------------------
Approve Newspaper Meeting Announcements                                         X
-------------------------------------------------------------------------------------------------------------
Approve Non-Employee Director Plan                                                             X
-------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 8

--------------------------------------------------------------------------------------------------------------
Approve Non-Employee Director Stock Awards In Lieu of Cash                      X
--------------------------------------------------------------------------------------------------------------
Approve Omnibus Stock Plan                                                      X
--------------------------------------------------------------------------------------------------------------
Approve Plan of Liquidation                                                     X
--------------------------------------------------------------------------------------------------------------
Approve Proposed Changes to Bank Charter                                        X
--------------------------------------------------------------------------------------------------------------
Approve Public Offer of Subsidiary                                              X
--------------------------------------------------------------------------------------------------------------
Approve Recapitalization Plan                                                   X
--------------------------------------------------------------------------------------------------------------
Approve Reorganization Plan                                                     X
--------------------------------------------------------------------------------------------------------------
Approve Repricing of Options                                                                   X
--------------------------------------------------------------------------------------------------------------
Approve Repricing of Underwater Options                                                        X
--------------------------------------------------------------------------------------------------------------
Approve Restricted Stock Plan                                                                  X
--------------------------------------------------------------------------------------------------------------
Approve Restructuring Plan                                                      X
--------------------------------------------------------------------------------------------------------------
Approve Retirement Benefits for Nonexecutive Directors                                         X
--------------------------------------------------------------------------------------------------------------
Approve Retirement Bonus for Director &/or Statutory Auditors                                  X
--------------------------------------------------------------------------------------------------------------
Approve Reverse Stock Split/Decrease Shares                                     X
--------------------------------------------------------------------------------------------------------------
Approve Sale of Company Assets                                                  X
--------------------------------------------------------------------------------------------------------------
Approve Share Plan Grant                                                        X
--------------------------------------------------------------------------------------------------------------
Approve Special Auditors Report on Related-Party Transactions                   X
--------------------------------------------------------------------------------------------------------------
Approve Spin-Off Agreement                                                      X
--------------------------------------------------------------------------------------------------------------
Approve Standard Accounting Transfers                                           X
--------------------------------------------------------------------------------------------------------------
Approve Statistics; Allocate Income; Discharge Director                         X
--------------------------------------------------------------------------------------------------------------
Approve Stock Appreciation Rights Plan                                          X
--------------------------------------------------------------------------------------------------------------
Approve Stock Award to Executive                                                X
--------------------------------------------------------------------------------------------------------------
Approve Stock Classes/Same Voting Rights                                        X
--------------------------------------------------------------------------------------------------------------
Approve Stock Dividend Program                                                  X
--------------------------------------------------------------------------------------------------------------
Approve Stock Split                                                             X
--------------------------------------------------------------------------------------------------------------
Approve Stock-for-Salary/Bonus Plan                                             X
--------------------------------------------------------------------------------------------------------------
Approve Transaction with a Related Party                                                       X
--------------------------------------------------------------------------------------------------------------
Approve Unlimited Capital Authorization                                                        X
--------------------------------------------------------------------------------------------------------------
Approve/Amend 401(k) Plan                                                       X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Bundled or Deferred Compensation Plans                            X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Employee Stock Purchase Plan                                      X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Employment Agreements                                             X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Executive Incentive Bonus Plan                                    X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Executive Stock Option Plan or Stock Option Plan Grants                          X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Investment Advisory or Subadvisory Agreement                      X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Option Plan/Overseas Employees                                    X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Performance Award Plan                                            X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Security Transfer Restrictions                                    X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Stock Ownership Limitations                                       X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Supplemental Retirement Plan                                      X
--------------------------------------------------------------------------------------------------------------
Authorize "Blank Check" Preferred Stock                                                        X
--------------------------------------------------------------------------------------------------------------
Authorize Board to Fill Vacancies                                               X
--------------------------------------------------------------------------------------------------------------
Authorize Board to Set Terms of Preferred                                       X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 9

--------------------------------------------------------------------------------------------------------------
Authorize Filing of Documents                                                   X
--------------------------------------------------------------------------------------------------------------
Authorize Issuance of Bonds/Debentures                                          X
--------------------------------------------------------------------------------------------------------------
Authorize Issuance of Investment Certificates                                   X
--------------------------------------------------------------------------------------------------------------
Authorize New Class of Common &/or Preferred Stock                              X
--------------------------------------------------------------------------------------------------------------
Authorize or Renew Shareholders Rights Plan (Poison Pill)                                      X
--------------------------------------------------------------------------------------------------------------
Authorize Reissuance of Repurchased Shares                                      X
--------------------------------------------------------------------------------------------------------------
Authorize Share Repurchase Program                                              X
--------------------------------------------------------------------------------------------------------------
Authorize Stock with Other Than One Vote/Share                                  X
--------------------------------------------------------------------------------------------------------------
Authorize Superstock to Defend Against Takeover Attempt                                        X
--------------------------------------------------------------------------------------------------------------
Board Delegate Powers to Committees                                             X
--------------------------------------------------------------------------------------------------------------
Board to Execute Approved Resolutions                                           X
--------------------------------------------------------------------------------------------------------------
Cancellation of Company Treasury Shares                                         X
--------------------------------------------------------------------------------------------------------------
Capitalize Reserves for Bonus Issue/Par                                         X
--------------------------------------------------------------------------------------------------------------
Change Company Name                                                             X
--------------------------------------------------------------------------------------------------------------
Change Date/Location of Annual Meeting                                          X
--------------------------------------------------------------------------------------------------------------
Change Denomination of Shares to Euro                                           X
--------------------------------------------------------------------------------------------------------------
Change Fundamental Investment Policy                                            X
--------------------------------------------------------------------------------------------------------------
Change Location of Registered Office                                            X
--------------------------------------------------------------------------------------------------------------
Change State of Incorporation                                                   X
--------------------------------------------------------------------------------------------------------------
Classification of Board of Directors                                                                       X
--------------------------------------------------------------------------------------------------------------
Close Meeting                                                                   X
--------------------------------------------------------------------------------------------------------------
Consider Non-financial Effects of Mergers                                       X
--------------------------------------------------------------------------------------------------------------
Convert Securities (e.g. Participation Certif., Multiple Voting Shares          X
to Common)
--------------------------------------------------------------------------------------------------------------
Create Position of Honorary Director                                            X
--------------------------------------------------------------------------------------------------------------
Create/Eliminate Special Shares Held by Government                              X
--------------------------------------------------------------------------------------------------------------
Declassify the Board of Directors                                                                          X
--------------------------------------------------------------------------------------------------------------
Designate Inspector of Meeting Minutes                                          X
--------------------------------------------------------------------------------------------------------------
Designate Risk Assessment Companies                                             X
--------------------------------------------------------------------------------------------------------------
Directors May Only Be Removed for Cause                                         X
--------------------------------------------------------------------------------------------------------------
Dividend Distributions                                                          X
--------------------------------------------------------------------------------------------------------------
Elect Chairman of Meeting                                                       X
--------------------------------------------------------------------------------------------------------------
Elect Company Clerk/Secretary                                                   X
--------------------------------------------------------------------------------------------------------------
Elect Directors for Different Classes of Shares                                 X
--------------------------------------------------------------------------------------------------------------
Elect Directors, Alternate/Deputy Directors, Opposition Slate                   X
--------------------------------------------------------------------------------------------------------------
Elect Employee Representative to the Board                                      X
--------------------------------------------------------------------------------------------------------------
Elect Members of Election Committee                                             X
--------------------------------------------------------------------------------------------------------------
Elect Members/Deputy Members                                                    X
--------------------------------------------------------------------------------------------------------------
Elect Representative - Holders of Savings Shares                                X
--------------------------------------------------------------------------------------------------------------
Elect Supervisory Board Member                                                  X
--------------------------------------------------------------------------------------------------------------
Election of Directors                                                           X
--------------------------------------------------------------------------------------------------------------
Eliminate Class of Common &/or Preferred Stock                                  X
--------------------------------------------------------------------------------------------------------------
Eliminate Preemptive Rights                                                                    X
--------------------------------------------------------------------------------------------------------------
Eliminate Right to Call Special Meeting                                         X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 10

--------------------------------------------------------------------------------------------------------------
Eliminate/Adjust Par Value of Common Stock                                      X
--------------------------------------------------------------------------------------------------------------
Elimination of Cumulative Voting                                                               X
--------------------------------------------------------------------------------------------------------------
Elimination of Written Consent                                                                 X
--------------------------------------------------------------------------------------------------------------
Establish/Alter Director Retirement Policy                                      X
--------------------------------------------------------------------------------------------------------------
Extend Redemption Date of Common &/or Preferred Stock                           X
--------------------------------------------------------------------------------------------------------------
Fair Price Amendment                                                                           X
--------------------------------------------------------------------------------------------------------------
Fix Number of Directors                                                         X
--------------------------------------------------------------------------------------------------------------
Increase Capital for Share Exchange Offer                                       X
--------------------------------------------------------------------------------------------------------------
Increase Common Stock and Split                                                 X
--------------------------------------------------------------------------------------------------------------
Increase Common/Authorize New Common &/or New Preferred                         X
--------------------------------------------------------------------------------------------------------------
Increase Stock for Rights Plan                                                  X
--------------------------------------------------------------------------------------------------------------
Increase/Reduce Authorized Common &/or Preferred Stock                          X
--------------------------------------------------------------------------------------------------------------
Issue Bonds with Warrants with or without Preemptive Rights                     X
--------------------------------------------------------------------------------------------------------------
Issue Common Upon Conversion of Preferred                                       X
--------------------------------------------------------------------------------------------------------------
Issue Convertible Bonds with or without Preemptive Rights                       X
--------------------------------------------------------------------------------------------------------------
Issue Equity/Convertible Subsidiary Securities                                  X
--------------------------------------------------------------------------------------------------------------
Issue options below book value                                                                 X
--------------------------------------------------------------------------------------------------------------
Issue options to members of management owning 25% or more of outstanding                       X
stock
--------------------------------------------------------------------------------------------------------------
Issue Shares for Acquisition                                                    X
--------------------------------------------------------------------------------------------------------------
Issue Shares for Option Scheme                                                  X
--------------------------------------------------------------------------------------------------------------
Issue Shares if Tender/Exchange Offer                                           X
--------------------------------------------------------------------------------------------------------------
Issue Shares with Warrants with or without Preemptive Rights                    X
--------------------------------------------------------------------------------------------------------------
Issue Warrants with or without Preemptive Rights                                X
--------------------------------------------------------------------------------------------------------------
Issue Warrants/Convertible Debentures                                           X
--------------------------------------------------------------------------------------------------------------
Limit or Eliminate Shareholder's Right to Call Special Meetings                                X
--------------------------------------------------------------------------------------------------------------
Miscellaneous Proposal Company-Specific                                         X
--------------------------------------------------------------------------------------------------------------
Open Meeting                                                                    X
--------------------------------------------------------------------------------------------------------------
Opt Out of Control Share Acquisition Law                                        X
--------------------------------------------------------------------------------------------------------------
Other Business                                                                                             X
--------------------------------------------------------------------------------------------------------------
Prepare and Approve List of Shareholders                                        X
--------------------------------------------------------------------------------------------------------------
Prohibition of Greenmail                                                                       X
--------------------------------------------------------------------------------------------------------------
Ratification of Management Actions During the Year                              X
--------------------------------------------------------------------------------------------------------------
Ratify Past Issuance of Shares                                                  X
--------------------------------------------------------------------------------------------------------------
Receive Financial Statements and Statutory Reports                              X
--------------------------------------------------------------------------------------------------------------
Receive Shareholders' Committee Report                                          X
--------------------------------------------------------------------------------------------------------------
Reduce Share Ownership Disclosure                                               X
--------------------------------------------------------------------------------------------------------------
Reduce Supermajority Vote Requirement(s)                                        X
--------------------------------------------------------------------------------------------------------------
Reduce/Cancel Share Premium Account                                             X
--------------------------------------------------------------------------------------------------------------
Reimbursement of Proxy Contest Expenses                                         X
--------------------------------------------------------------------------------------------------------------
Reincorporation with an "Anti-takeover" Amendment                                              X
--------------------------------------------------------------------------------------------------------------
Remove Age Restriction for Directors                                            X
--------------------------------------------------------------------------------------------------------------
Remove Anti-takeover Provision(s)                                               X
--------------------------------------------------------------------------------------------------------------
Renew Partial Takeover Provision                                                X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 11

--------------------------------------------------------------------------------------------------------------
Renew Unmarketable Parcels Provision                                            X
--------------------------------------------------------------------------------------------------------------
Repurchase Shares/Tender Exchange Offer                                         X
--------------------------------------------------------------------------------------------------------------
Require Advance Notice/Shareholder Proposals/Nominations                        X
--------------------------------------------------------------------------------------------------------------
Rescind Fair Price Provision                                                    X
--------------------------------------------------------------------------------------------------------------
Restrict Right to Call Special Meeting                                                         X
--------------------------------------------------------------------------------------------------------------
Set Limit for Capital Increases                                                 X
--------------------------------------------------------------------------------------------------------------
Set Number Members/Deputy Member Board                                          X
--------------------------------------------------------------------------------------------------------------
Supermajority Requirement for Repeal of Anti-takeover Amendments                               X
--------------------------------------------------------------------------------------------------------------
Use Capital Authority - Tender/Exchange Offer                                   X
--------------------------------------------------------------------------------------------------------------
Waive Control Share Acquisition Provision                                       X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 12

------------------------------------------------------------------------------------------------------------------
EXHIBIT B:                                                                  FOR          AGAINST          DETAILED
SHAREHOLDER PROPOSALS                                                     PROPOSAL       PROPOSAL          REVIEW
------------------------------------------------------------------------------------------------------------------
Adopt or Provide for Confidential Voting                                      X
------------------------------------------------------------------------------------------------------------------
Allow Representative on Board                                                 X
------------------------------------------------------------------------------------------------------------------
Amend Terms of Existing Poison Pill                                           X
------------------------------------------------------------------------------------------------------------------
Avoid Export of US Jobs (Outsourcing)                                                         X
------------------------------------------------------------------------------------------------------------------
Cease Tobacco-Related Advertising                                                             X
------------------------------------------------------------------------------------------------------------------
Change Date/Time of Annual Meeting                                            X
------------------------------------------------------------------------------------------------------------------
Change Size of Board of Directors                                             X
------------------------------------------------------------------------------------------------------------------
Convert Closed-End Fund to Open-End Fund                                      X
------------------------------------------------------------------------------------------------------------------
Declassify the Board of Directors                                                                             X
------------------------------------------------------------------------------------------------------------------
Do Not Support Abortion-Related Activity                                      X
------------------------------------------------------------------------------------------------------------------
Elect Shareholder-Nominee to Board - Financial/Fiscal  Purpose                X
------------------------------------------------------------------------------------------------------------------
Elect Shareholder-Nominee to Board - Political Purpose                                        X
------------------------------------------------------------------------------------------------------------------
Eliminate Cumulative Voting                                                                   X
------------------------------------------------------------------------------------------------------------------
Eliminate Discretionary Voting/Unmarked Proxies                               X
------------------------------------------------------------------------------------------------------------------
Eliminate Retirement Benefits for Nonexecutive Directors                      X
------------------------------------------------------------------------------------------------------------------
Eliminate/Restrict/Vote on Severance Agreement                                X
------------------------------------------------------------------------------------------------------------------
End Production of Tobacco Products                                                            X
------------------------------------------------------------------------------------------------------------------
Endorse Ceres Principles                                                                      X
------------------------------------------------------------------------------------------------------------------
Establish a Compensation Committee                                            X
------------------------------------------------------------------------------------------------------------------
Establish a Nominating Committee                                              X
------------------------------------------------------------------------------------------------------------------
Establish Director Stock Ownership Requirements                               X
------------------------------------------------------------------------------------------------------------------
Establish Mandatory Retirement Age for Directors                                              X
------------------------------------------------------------------------------------------------------------------
Establish Other Board Committee                                               X
------------------------------------------------------------------------------------------------------------------
Establish Shareholder Advisory Committee                                      X
------------------------------------------------------------------------------------------------------------------
Establish Term Limits for Directors                                                           X
------------------------------------------------------------------------------------------------------------------
Have Majority of Independent Directors                                        X
------------------------------------------------------------------------------------------------------------------
Hire Advisor/Maximize Shareholder Value                                       X
------------------------------------------------------------------------------------------------------------------
Implement or Report on MacBride Principles                                                    X
------------------------------------------------------------------------------------------------------------------
Increase Disclosure of Executive Compensation                                 X
------------------------------------------------------------------------------------------------------------------
Initiate Payment of Cash Dividend                                             X
------------------------------------------------------------------------------------------------------------------
Investigate Proxy Voting History                                              X
------------------------------------------------------------------------------------------------------------------
Limit Committees to Independent Directors                                     X
------------------------------------------------------------------------------------------------------------------
Limit Discretionary Proxy Authority                                           X
------------------------------------------------------------------------------------------------------------------
Limit Executive Compensation                                                                  X
------------------------------------------------------------------------------------------------------------------
Limit Number of Boards a Director Can Sit On                                                  X
------------------------------------------------------------------------------------------------------------------
Liquidate Company Assets/Distribute Proceeds                                  X
------------------------------------------------------------------------------------------------------------------
Opt Out of State Anti-takeover Laws                                           X
------------------------------------------------------------------------------------------------------------------
Phase Out Nuclear Facilities                                                                  X
------------------------------------------------------------------------------------------------------------------
Prepare Environmental Supplement to Annual Report                                             X
------------------------------------------------------------------------------------------------------------------
Prepare Report on Foreign Military Sales                                                      X
------------------------------------------------------------------------------------------------------------------
Prepare Report on Health Care Reform                                                          X
------------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 13

--------------------------------------------------------------------------------------------------------------
Prepare Report to Promote EEOC-Related Activity                                               X
--------------------------------------------------------------------------------------------------------------
Prepare Tobacco-Related Report                                                                X
--------------------------------------------------------------------------------------------------------------
Prohibit Contributions to Directors' Charities                                X
--------------------------------------------------------------------------------------------------------------
Prohibit Directors from being Commercially Related to Co.                     X
--------------------------------------------------------------------------------------------------------------
Prohibit Smoking in Company Facilities                                        X
--------------------------------------------------------------------------------------------------------------
Reduce or Eliminate Toxic Wastes or Emissions                                                 X
--------------------------------------------------------------------------------------------------------------
Reduce or Eliminate Use of Chlorine Bleach                                                    X
--------------------------------------------------------------------------------------------------------------
Reduce Supermajority Vote Requirement                                         X
--------------------------------------------------------------------------------------------------------------
Reincorporate in Another State                                                X
--------------------------------------------------------------------------------------------------------------
Remove Anti-takeover Provisions                                               X
--------------------------------------------------------------------------------------------------------------
Remove Existing Directors                                                                     X
--------------------------------------------------------------------------------------------------------------
Report on Alcohol Advertising to Minors                                                       X
--------------------------------------------------------------------------------------------------------------
Report on Bank Lending Policies                                                               X
--------------------------------------------------------------------------------------------------------------
Report on Charitable Contributions                                                            X
--------------------------------------------------------------------------------------------------------------
Report on Economic Conversion of Defense Business                                             X
--------------------------------------------------------------------------------------------------------------
Report on Environmental Liabilities                                                           X
--------------------------------------------------------------------------------------------------------------
Report on Executive Compensation                                                              X
--------------------------------------------------------------------------------------------------------------
Report on Government Service of Employees                                                     X
--------------------------------------------------------------------------------------------------------------
Report on Maquiladora Operations                                                              X
--------------------------------------------------------------------------------------------------------------
Report on NAFTA                                                                               X
--------------------------------------------------------------------------------------------------------------
Report on Political Contributions/Acts                                                        X
--------------------------------------------------------------------------------------------------------------
Require 2 Candidates for Each Board Seat                                                      X
--------------------------------------------------------------------------------------------------------------
Require Director Nominee Qualifications                                       X
--------------------------------------------------------------------------------------------------------------
Require Directors Fees to be Paid in Stock                                                    X
--------------------------------------------------------------------------------------------------------------
Restore Executive Compensation Plan Awards                                    X
--------------------------------------------------------------------------------------------------------------
Restore or Provide for Cumulative Voting                                      X
--------------------------------------------------------------------------------------------------------------
Restore Preemptive Rights of Shareholder                                                      X
--------------------------------------------------------------------------------------------------------------
Rotate Annual Meeting Location                                                                X
--------------------------------------------------------------------------------------------------------------
Seek Sale of Company/Assets                                                                   X
--------------------------------------------------------------------------------------------------------------
Separate Chairman and CEO Positions                                           X
--------------------------------------------------------------------------------------------------------------
Spin Off Tobacco-Related Business                                                             X
--------------------------------------------------------------------------------------------------------------
Submit All Acquisition Offers for Shareholder Vote                                            X
--------------------------------------------------------------------------------------------------------------
Submit Executive Compensation to Vote                                                         X
--------------------------------------------------------------------------------------------------------------
Submit Preferred Stock Issuance to Vote                                                       X
--------------------------------------------------------------------------------------------------------------
Submit Rights Plan to a Vote                                                                  X
--------------------------------------------------------------------------------------------------------------
Terminate Executive Compensation Plan                                                         X
--------------------------------------------------------------------------------------------------------------
Use U.S. Label/Advertising Standard Abroad                                                    X
--------------------------------------------------------------------------------------------------------------

                           UBS GLOBAL ASSET MANAGEMENT

                              CORPORATE GOVERNANCE

                                   PHILOSOPHY

                                VOTING GUIDELINES

                                       AND

                                     POLICY

                                    DRAFT 7.0

                                  8 APRIL 2003

                           UBS GLOBAL ASSET MANAGEMENT
       VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY - VERSION 7.0

                              A. TABLE OF CONTENTS

I. VOTING AND CORPORATE GOVERNANCE POLICY                          1

     A. GENERAL CORPORATE GOVERNANCE BENCHMARKS                    1

     B. PROXY VOTING GUIDELINES - MACRO RATIONALES                 3

     C. PROXY VOTING DISCLOSURE GUIDELINES                         6

     D. PROXY VOTING CONFLICT GUIDELINES                           7

II. VOTING AND CORPORATE GOVERNANCE PROCEDURES                     9

     A. GLOBAL CORPORATE GOVERNANCE COMMITTEE                      9

     B. PROXY VOTING - PROCESS                                    10

     C. TAKING ACTION WITH A COMPANY'S BOARD                      11

     D. PROCEDURES FOR CONTACTING THE MEDIA                       12

     E. RECORDKEEPING                                             13

APPENDICES:  LOCAL VOTING POLICIES:

     - UK / LONDON                                                14
     - AU / SYDNEY                                                16
     - CH / ZURICH                                                18
     - JP / TOKYO                                                 19
     - CA / TORONTO                                               20
     - US / CHICAGO                                               21

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

I.       VOTING AND CORPORATE GOVERNANCE POLICY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interest of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Thus, we expect board members of companies we have invested in (the "company" or "companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.

Underlying our voting and corporate governance policies we have three fundamental objectives:

         1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

         2. In order to do this effectively, we aim to utilize the full weight of our clients' shareholdings in making our views felt. For this reason, we seek full voting discretion from our clients where applicable.

         3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

UBS Global Asset Management believes that good governance practices are an essential element in the stewardship of a corporation. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. In acting on behalf of our clients, our objective is to seek to maximize the value of client investments. To achieve this objective, we have implemented this policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice.

                   A. GENERAL CORPORATE GOVERNANCE BENCHMARKS

PRINCIPLE 1:  INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:

         -        Board exercises judgment independently of management.

         -        Separate Chairman and Chief Executive.

         -        Board has access to senior management members.

         - Board is comprised of a significant number of independent outsiders.

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         -        Outside directors meet independently.

         -        CEO performance standards are in place.

         -        CEO performance is reviewed annually by the full board.

         -        CEO succession plan is in place.

         -        Board involvement in ratifying major strategic initiatives.

         - Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2: QUALITY OF BOARD MEMBERSHIP

GUIDELINES:

         - Board determines necessary board member skills, knowledge and experience.

         - Board conducts the screening and selection process for new directors.

         - Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

         - Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

         -        Board meets regularly (at least four times annually).

PRINCIPLE 3: APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:

         - Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

         - Any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval.

         -        Employment contracts should not entrench management.

         - Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4: REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:

         - Executive remuneration should be commensurate with responsibilities and performance.

         - Incentive schemes should align management with shareholder objectives.

         - Employment policies should encourage significant shareholding by management and board members.

         - Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

         - Long-term incentives should be linked to transparent long-term performance criteria.

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         -        Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

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PRINCIPLE 5: AUDITORS ARE INDEPENDENT

GUIDELINES:

         -        Auditors are approved by shareholders at the annual meeting.

         - Audit, consulting and other fees to the auditor are explicitly disclosed.

         - The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

         - Periodic (every 5 years) tender of the audit firm or audit partner.

         B. PROXY VOTING GUIDELINES - MACRO RATIONALES

UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period which it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Generally, we will exercise voting rights on behalf of clients in accordance with this policy. However, we may take actions not consistent with this policy when we believe it necessary to act prudently considering the prevailing circumstances, consistent with our obligation to maximize the value of client investments and for the exclusive purpose of benefiting its clients.

Where a client has given specific direction as to how to exercise voting rights on its behalf, we will, to the extent possible, vote in accordance with a client's direction. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost). For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy.

         GENERAL GUIDELINES

         1. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

         2. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

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         3.       Where there is a clear conflict between management and
                  shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

         4. In general, we oppose proposals, which in our view, act to entrench management.

         5. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

         BOARD OF DIRECTORS & AUDITORS

         6. Although we wish to encourage directors to own shares, we acknowledge that the accumulation of a significant shareholding may need to be phased-in over a period of years in that qualified board members with insufficient liquid funds could otherwise be steered away from board duty.

         7. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

         8. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board; that allow shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies; that permit shareholders to act by written consent; and that limit the bias present when proxy solicitation and contest defense expenses are reimbursed for incumbents but not for dissidents unless they are successful.

         9. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

         COMPENSATION

         10. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

         11. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

         12. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

         13. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance, is vague, is not in line with market

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                  practices, allows for option re-pricing, does not have
                  adequate performance hurdles or is highly dilutive.

         14. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposes or the re-pricing of options such that management is rewarded for poor performance or further entrenches its position.

         15. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

         GOVERNANCE PROVISIONS

         16. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

         17. We believe that "poison pill" proposals, which dilute an issuer's stock when triggered by particular events such as take over bids or buy-outs should be voted on by the shareholders and will support attempts to bring them before the shareholders.

         18. Any substantial new share issuance should require prior shareholder approval.

         19. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

         20. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

         21. Staggered boards, where directors are elected to overlapping terms, can provide some continuity of oversight. Therefore, we generally do not oppose management's recommendation to implement a staggered board, unless we object to management's handling of a company, or are concerned about the independence of the Board.

         22. We generally support the regular re-election of directors on a rotational basis.

         CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING

         23. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

         24. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

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         MERGERS, TENDER OFFERS & PROXY CONTESTS

         25. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

         SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL

         26. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

         27. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement. Our primary responsibility in voting proxies is to provide for the greatest long-term shareholder value and we are therefore generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

         ADMINISTRATIVE & OPERATIONS

         28. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

         29. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

                  C. PROXY VOTING DISCLOSURE GUIDELINES

         - Upon request or as required by law or regulation, UBS Global Asset Management will disclose to a client or other fiduciaries, the manner in which we exercised voting rights on behalf of the client.

         - Upon request, we will inform a client of our intended vote provided the request does not raise a conflict issue due to the client's relationship with the company that has issued the proxy (See Proxy Voting Conflict Guidelines below). Note, however, in some

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                  cases, because of the controversial nature of a particular proxy, our intended vote may not be available until a few days before the deadline. We will make every effort to communicate with our clients effectively on these issues.

         - Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions.

         - Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst, proxy voting delegate and Legal and Compliance Department.

         - Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

         - In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

         - We will inform the company (not their agent) where we have decided to vote against any material resolution at their company.

         - The Local and Global Chief Investment Officer must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. PROXY VOTING CONFLICT GUIDELINES

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

- No personnel in UBS Global Asset Management's marketing, sales or business development departments shall participate in or have influence over how any specific voting rights are exercised.

- UBS Global Asset Management has instituted information barriers designed to separate UBS Global Asset Management from its affiliates engaged in banking and investment banking activities. These information barriers are intended to prevent us from gaining access to inside information that our banking and investment banking affiliates may have acquired or developed in connection with their business activities and vice versa. None of

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         our personnel may disclose information regarding our voting intentions to any banking or investment banking affiliate. Any of our personnel involved in the proxy voting process who are contacted by such an affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately.

- Where UBS Global Asset Management is aware of a conflict of interest in voting a particular proxy as a result of an existing or prospective client or business relationship or otherwise, the appropriate Local Corporate Governance Committee will be notified of the conflict and the full Local Corporate Governance Committee will determine how such proxy should be voted. If such Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote. (Note: For purposes of this policy, for an entity to be considered a prospective client, there must be a reasonable likelihood it will engage us to manage assets within a reasonable period of time.)

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II.      VOTING AND CORPORATE GOVERNANCE PROCEDURES

A.       GLOBAL CORPORATE GOVERNANCE COMMITTEE

MEMBERS:

- Global CIO (Chair) and Local CIOs or their equivalents from each office (Chicago, London, Zurich, Tokyo, Toronto & Sydney) or their appointed delegates

-        Representative from Operations

-        Global Head of Legal & Compliance will act as counsel to the Committee

RESPONSIBILITIES:

-        To review, approve and oversee the implementation of this Policy.

- Keep abreast of and share trends in corporate governance and update this policy as necessary.

- To provide a forum for discussing corporate governance issues between regions.

- Coordinate with the Communications group on all corporate or other communication related to global proxy issues.

- Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.

-        Engage and oversee any independent proxy voting services being used.

-        Oversee the activities of the Local Corporate Governance Committees.

MEETINGS:

Meetings will be held at least quarterly.

LOCAL CORPORATE GOVERNANCE COMMITTEES

Each office or region as applicable will set up a Local Corporate Governance Committee to discuss local corporate governance issues and to review proxies where we are aware of conflicts of interests including but not limited to those arising from:

    -   Relationships with clients and potential clients

    -   Banking and investment banking divisions within UBS

    -   Media sensitive votes

The Local Corporate Governance Committees will set their own agendas and schedule, but should meet at least twice a year on a formal basis.

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MEMBERS:

- Local CIO or equivalent (chair) from each office (Chicago, London, Zurich, Tokyo, Toronto & Sydney) or their appointed delegates

-        Personnel from the Equity group

-        Operations group representative

- A Legal & Compliance group representative will act as counsel to the Committee

RESPONSIBILITIES:

- Keep abreast of and share trends in corporate governance and update local policy as necessary.

- Provide a forum for discussing corporate governance issues within a region.

-        Oversee the proxy voting process.

- Coordinate with the Communications group all corporate or other communication related to local proxy issues.

- Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.

-        Interpret this Policy into the local context.

-        Propose additional Macro Rationales at the global and local levels.

-        Review and resolve conflicts of interest.

B.       PROXY VOTING - PROCESS

The Global Corporate Governance Committee, under the chairmanship of the Global CIO, is responsible for our corporate governance policy and proxy voting process.

Given the magnitude of the effort, availability of resources and local customs certain functions and responsibilities may be delegated to the Local Corporate Governance Committees or others for the efficient processing of the votes. The Legal & Compliance groups will regularly be brought into the decision making process on complex issues and on issues involving conflicts of interests.

In order to facilitate the process, proxy issues and portfolios are categorized into and assigned an approval escalation level. Details are listed below:

-        PROXIES ARE DIVIDED INTO 2 CATEGORIES:

         -        Active - Companies held in an actively managed portfolio

         - Passive - Companies held in an index, index-like or quantitative portfolio

1.       ACTIVE

-        ISSUES ON PROXIES ARE DIVIDED INTO THREE CATEGORIES:

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         -        Sensitive - Requires Analyst, Research Director and Global
                  Chief Investment Officer approval for a vote against management, regardless of guidelines and policy. Requires Analyst, Research Director and Local Chief Investment Officer approval for a vote for management.

         - Ordinary - May be voted by a delegate of the Equity group according to our general guidelines and macro rationales regardless of whether for or against management.

         - Directed - Votes may be effected by a delegate according to specific written client guidelines.

         Votes on proxy issues where we are aware of a conflict of interest require approval of the full Local Corporate Governance Committee as more fully described above in Section I.C. Proxy Voting Conflict Guidelines.

-        SENSITIVE ISSUES

         Sensitive issues are those where we are concerned at the overall governance regime of the company such that we intend to take action to remove board members, support new board candidates not recommended by the existing board or any other controversial issues. Any votes to be made in a manner inconsistent with this Policy, and any votes on matters not covered in this Policy are also considered sensitive.

2.       PASSIVE

         Where we manage portfolios pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for holdings managed pursuant to such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively-managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

BALLOT RECONCILIATION

UBS Global Asset Management's proxy voting personnel will take necessary steps to determine that we are receiving ballots for all accounts over which we have voting authority.

C.       PROCEDURES FOR TAKING ACTION WITH A COMPANY'S BOARD

- Where we suspect poor corporate governance may negatively impact the long-term value of the issuer (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.

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-        Pursuing direct contact with a company's external board or internal company management board members regarding their board responsibilities requires the involvement of the Local Chief Investment Officer.

- If action is considered necessary, we will attempt to arrange an informal meeting with one or more outside directors to gather additional information and learn more about the company's corporate governance practices. The intent of the meeting with outside directors is not to gain private or inside information but to communicate our concerns. If we initiate the meeting, the Global Chief Investment Officer will be informed before any meeting is scheduled.

- If it is determined that appropriate corporate governance practices are not presently nor likely to be put in place, then it may be necessary to:

         -        withdraw our support for the common stock;

         -        communicate with the entire board;

         -        reflect our positions in our proxy vote opportunities; or

         -        contact other shareholders regarding our concerns.

-        When we initiate a formal communication to the board it will include the following:

         - A statement of our belief in the importance of good corporate governance;

         - A listing of areas of deficient governance we believe to exist at the company;

         - A statement that the maintenance of our continued corporate support will be predicated on addressing any deficiencies; and

         - A request for a response as to what actions the board feels is necessary to address our concerns.

D.       PROCEDURES FOR CONTACTING THE MEDIA

It is our policy not to make comments to the media on any issues relating to proxy issues of any individual company. Tasked with managing the assets of clients, we are honor-bound to work in their best interests.

Requests from the media for general information relating to this Policy, comments on Corporate Governance issues relating to a specific security or general, non-specific issues related to Corporate Governance, must be directed to the Regional/Global CIO and the Regional Head of Legal & Compliance or the Business Group General Counsel.

The Regional/Global CIO and the Head of Legal & Compliance or the Business Group General Counsel will determine if there is to be an exception to this policy.

All communication with the media must be coordinated with the Communications Group in accordance with appropriate media policy.

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E.       RECORDKEEPING

UBS Global Asset Management will maintain records of proxies voted. Such records include copies of:

-        Our policies and procedures;

-        Proxy statements received;

-        Votes cast per client;

-        Number of shares voted;

- Communications received and internal documents created that were material to the voting decision;

- A list of all proxies where it was determined a conflict existed and any written rationale created or approved by the Local Corporate Governance Committee supporting its voting decision; and

- Client requests for proxy voting records and our Policy, as well as our response.

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LOCAL POLICY - UK / LONDON

DIRECTORS' REMUNERATION   Greenbury - Invited to approve all new long     Each on its own merits
AND/OR PENSION            term incentive schemes
ARRANGEMENTS              Greenbury - Shares granted should not vest,
                          and options should not be exercisable, in
                          under three years
                          Greenbury - Total awards potentially
                          available should not be excessive
                          Greenbury - Subject to challenging criteria
                          Greenbury - Consideration should be given to
                          criteria which reflects the company's
                          performance relative to a group of comparator
                          companies in some key variables such as TSR
                          Greenbury -Are grant options phased
                          Greenbury - Executive options are not at a
                          discount
                          ABI - Options should only be granted over the
                          capital of the parent company.
                          ABI - A Scheme should not last more than 10
                          years
                          ABI - All Schemes No more than 10% of share
                          capital should be used in any rolling 10 year
                          period
                          ABI - Executive Schemes No more than 5% of
                          the issued Ordinary share cap in any 10 year
                          period unless these Options are Super-Options
                          Combined Code - Agrees with the
                          recommendations of the Greenbury Code.
                          .
BASIC AUTHORITY FOR       Companies Act - Section 80 provides authority   For Management
DIRECTORS TO ALLOT ANY    for Directors to issue shares
SHARES                    ABI(5) - New issues should not exceed one third
                          of existing issued share
                          capital - taking account amounts reserved for
                          share schemes, warrants or convertible shares

SHARE ALLOTMENT OTHER     Companies Act - Section 89 imposes              For management if issue meets IPC
THAN TO EXISTING          pre-emption (shares must be first offered to    5% guideline
SHAREHOLDERS              existing shareholders on a pro-rata basis)

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
                          Companies Act - Section 95 allows
                          dis-application of S89 for issues of shares for cash (but not for assets)
                          IPC - Dis-application of S89 acceptable
                          provided no more than 5% of the issued
                          capital on a non-pre-emptive basis in any one year and no more than 7.5% in the current and preceding 2 years

MARKET PURCHASE OF ITS    ABI(7) -Authority under S166 must be renewed    For Management if criteria is met.
OWN SHARES BY COMPANY     annually; increase in EPS a pre-requisite;
                          approval of preference shareholders
                          necessary; 10% of issued share capital is
                          appropriate
                          Companies Act - Section 166 permits buy-back,
                          S162 must have power for buy-back within
                          articles of assoc.
                          Stock Exchange Yellow book - up to 15% of
                          issued share capital within 12 months
                          permissible. Price must not exceed 105% of
                          market value.

SCRIP DIVIDEND            No guidelines                                   For Management
ALTERNATIVE
ENHANCED SCRIP DIVIDEND   No guidelines                                   Each on its own merits
AMENDMENTS TO ARTICLES    No guidelines                                   For Management
OF ASSOCIATION

SHAREHOLDER RESN.         No guidelines                                   or Management

POLITICAL DONATIONS       Political Parties, Elections and Referendums    For Management if the company
                          Act 2000                                        issues a statement confirming that
                                                                          the donation is not to a political
                                                                          party in the true sense.

                                                                          Against if this statement is not
                                                                          made

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

LOCAL POLICY - AUSTRALIA / SYDNEY

AUSTRALIAN MARKET CONVENTIONS AND "BEST PRACTICE"

Board Structure and Quality

Review allocation of work between Board and management (IFSA 9).
Board has majority of independent directors with appropriate skills (IFSA 2). Chairman should be an independent director (IFSA 3) or a lead director to be appointed.
The Board should appoint an audit committee, a remuneration committee and a nomination committee (IFSA 4 and 5).
Generally constituted with a majority of independent directors
Audit committee comprises only non executive directors
Have access to employees and advisers of the company
Entitled to obtain independent professional advice at the company's expense

The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7)
Before accepting appointment, non-executive directors should be formally advised of the reasons they have been asked to join the Board and given an outline of what the Board expects of them (IFSA 6)
ASX listing rules require director election each year on a one third rotational basis. Company Law sets retirement age at 72 years unless a 75% approval vote is obtained.
Aust Law requires at least 3 directors with at least 2 residing in Australia.

Change of Control Procedures

Major corporate changes, which in substance or effect may impact shareholder equity or erode ownership rights, should be submitted to a vote of shareholders (IFSA 13).
Share repurchase of up to 10% in a 12 month period without shareholder approval. Purchase from a single vendor requires 75% approval.
ASX listing rules require shareholder approval for any disposal or change in control of a company's main undertaking.
Partial takeover provisions may be approved by shareholders but are renewable every 3 years.

Auditors

Fees from non-audit services by an audit firm must be disclosed (pending Aust legislation).
Expanded role for the Financial Reporting Council to oversee audit independence and auditing standards (pending legislation) Compulsory audit partner rotation after 5 years but not rotation of audit firms (pending legislation)
Mandatory audit committees for Top 500 companies (pending legislation). Statement from audit committee that non-audit services are compatible with independence (pending legislation).

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

Compensation

The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7)
The Board should establish and disclose in the annual report a policy to encourage non-executive directors to invest their own capital in the company or to acquire shares from an allocation of a portion of their fees (IFSA 8).
The Board should disclose in the company's annual report its policies on and the quantum and components of remuneration for all directors and each of the 5 highest paid executives (IFSA 10).
All equity participation compensation plans must be approved by shareholders in a special resolution.
Option term maximum is 5 years
Share options must be "expensed" from middle of 2004 (pending legislation)

General Governance

Conduct of meetings - separate motions, form of proxy, adequate notification of meeting, all voting by poll, results of voting disclosed (IFSA 11)

BEST PRACTICE FOR INVESTMENT MANAGERS

Encourage direct contact with companies including constructive communication with both senior management and board members about performance, corporate governance and other matters affecting shareholders' interests.
Vote on all material issues.
Written policy on exercising proxy votes and ensure consistently applied
Report proxy votes cast to clients and a positive statement that the investment manager has complied with its obligation to exercise voting rights in the client's interest only.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

LOCAL POLICY - SWITZERLAND / ZURICH

Swiss law does not allow for UBS Global Asset Management Switzerland to vote proxies. This function is managed by the securities operations group of UBS AG (Zurich). The Swiss Code of Obligations allows UBS AG the custodian, the right to vote in accordance with explicit instructions from its clients. In the case where UBS AG has no explicit instructions, the Swiss Code of Obligations, (Article #689), states that UBS AG must vote the proxy based upon general instructions. In the absence of general instructions, the bank must vote in line with the proposals presented by the board of directors.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

LOCAL POLICY - JAPAN / TOKYO

NO LOCAL POLICIES AT THIS TIME

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

LOCAL POLICY - CANADA / TORONTO

NO LOCAL POLICIES AT THIS TIME

                                                                    8 APRIL 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

LOCAL POLICY - UNITED STATES / CHICAGO

OUR GLOBAL POLICIES ARE OUR LOCAL POLICIES EXCEPT FOR THE FOLLOWING:

General:

UBS Global Asset Management in the United States has adopted and implemented policies and procedures, in accordance with SEC Rule 206(4)-6 under the Advisers Act of 1940, that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Further, with respect to our mutual fund accounts, our proxy voting policies and procedures accommodate the SEC disclosure requirements for proxy voting by registered investment companies.

I. B. Proxy Voting Guidelines - Macro Rationales

For accounts subject to ERISA, we will exercise voting rights in accordance with client directions unless we believe it imprudent to do so. Should we determine it is imprudent to follow an ERISA client's direction, and the client confirms such direction after being notified of our opinion, we will exercise the voting right in the manner we deem prudent.

                                                                    8 April 2003

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

INTRODUCTION

Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world.

Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.

STATEMENT OF POLICIES

As a matter of policy, Wellington Management:

1

Takes responsibility for voting client proxies only upon a client's written request.

2

Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3

Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country in which it is involved.

4

Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5

Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

7

Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8

Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9

Reviews regularly the voting record to ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

RESPONSIBILITY AND OVERSIGHT

Wellington Management has a Proxy Committee, established by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Proxy Group within the Legal Services Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF PROCEDURES

Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting

AUTHORIZATION TO VOTE. Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

RESEARCH. In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

- Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Proxy Group and voted in accordance with the Proxy Voting Guidelines.

- Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Proxy Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

- Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Proxy Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY, IMMATERIAL IMPACT, OR EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

ADDITIONAL INFORMATION

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

INTRODUCTION

Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES

COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS

-   Election of Directors:                                          For

-   Repeal Classified Board (SP):                                   For

-   Adopt Director Tenure/Retirement Age (SP):                      Against

-   Minimum Stock Ownership by Directors (SP):                      Case-by-Case

-   Adopt Director & Officer Indemnification:                       For

-   Allow Special Interest Representation to Board (SP):            Against

-   Require Board Independence (SP):                                For

-   Require Board Committees to be Independent (SP):                For

-   Require a Separation of Chair and CEO or Require a Lead         Case-by-Case
    Director (SP):

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

-   Boards not Amending Policies That are Supported by a            Withhold
    Majority of Shareholders:                                       vote*

    *   on all Directors seeking election the following year

-   Approve Directors' Fees:                                        For

-   Approve Bonuses for Retiring Directors:                         For

-   Elect Supervisory Board/Corporate Assembly:                     For

MANAGEMENT COMPENSATION

-   Adopt/Amend Stock Option Plans:                                 Case-by-Case

-   Adopt/Amend Employee Stock Purchase Plans:                      For

-   Eliminate Golden Parachutes (SP):                               For

-   Expense Future Stock Options (SP):                              For

-   Shareholder Approval of All Stock Option Plans (SP):            For

-   Shareholder Approval of Future Severance Agreements             For
    Covering Senior Executives (SP):

-   Recommend Senior Executives Own and Hold Company Stock,         For
    not Including Options (SP):

-   Disclose All Executive Compensation (SP):                       For

REPORTING OF RESULTS

-   Approve Financial Statements:                                   For

-   Set Dividends and Allocate Profits:                             For

-   Limit Non-Audit Services Provided by Auditors (SP):             For

-   Ratify Selection of Auditors and Set Their Fees:                For

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

-   Elect Statutory Auditors:                                       For

SHAREHOLDER VOTING RIGHTS

-   Adopt Cumulative Voting (SP):                                   Against

-   Redeem or Vote on Poison Pill (SP):                             For

-   Authorize Blank Check Preferred Stock:                          Against

-   Eliminate Right to Call a Special Meeting:                      Against

-   Increase Supermajority Vote Requirement:                        Against

-   Adopt Anti-Greenmail Provision:                                 For

-   Restore Preemptive Rights:                                      Case-by-Case

-   Adopt Confidential Voting (SP):                                 For

-   Approve Unequal Voting Rights:                                  Against

-   Remove Right to Act by Written Consent:                         Against

-   Approve Binding Shareholder Proposals:                          Case-by-Case

CAPITAL STRUCTURE

-   Increase Authorized Common Stock:                               Case-by-Case

-   Approve Merger or Acquisition:                                  Case-by-Case

-   Approve Technical Amendments to Charter:                        Case-by-Case

-   Opt Out of State Takeover Statutes:                             For

-   Consider Non-Financial Effects of Mergers:                      Against

-   Authorize Share Repurchase:                                     For

-   Authorize Trade in Company Stock:                               For

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

-   Issue Debt Instruments:                                         For

SOCIAL ISSUES

-   Endorse the Ceres Principles (SP):                              Case-by-Case

-   Disclose Political and PAC Gifts (SP):                          For

-   Require Adoption of International Labor Organization's          Case-by-Case
    Fair Labor Principles (SP):

MISCELLANEOUS

-   Approve Other Business:                                         Abstain

-   Approve Reincorporation:                                        Case-by-Case

Wellington Management Company, llp

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                                  PROXY VOTING
                              POLICY AND PROCEDURES

A.       POLICY STATEMENT

Introduction - This section sets forth Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients for whom Morgan Stanley Advisors Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, and Morgan Stanley Investments LLP, (each an "MSIM Affiliate" and collectively the "MSIM Affiliates") provide discretionary Investment Management services and for whom an MSIM Affiliate has the explicit authority to vote their proxies. The policy and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not provide for the MSIM Affiliate to vote proxies. (Note: the standard Investment Management Agreements provide that each MSIM Affiliate will vote proxies). When voting proxies for client accounts, the MSIM Affiliates' primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, each MSIM Affiliate will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate generally seeks to comply with such policy to the extent it would not be inconsistent with ERISA or the fiduciary responsibility of the MSIM Affiliate.

Department of Labor - With respect to the voting of proxies relating to securities held in an ERISA account, the Department of Labor has made it clear that a voting policy must be in place for recurring issues and that nonroutine issues must be addressed by consistent criteria. However, the Department of Labor has stated that specific analysis on the issues of each proxy must still be performed. Distinctly identifying issues on an issuer's proxy ballot and having a method to track recurring and nonroutine issues are an important part of the process.

Institutional Shareholder Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") has been retained as an expert in the proxy voting and corporate governance area. ISS is an independent investment adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

Voting Proxies for Foreign Companies - While the proxy voting process is well established in the United States with a number of tools and services available to assist an investment manager, voting proxies of foreign companies may involve a number of logistical problems that may have a detrimental effect on a MSIM Affiliate's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on a foreigner's ability to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions.

While ISS has been retained to provide assistance to the MSIM Affiliates in voting their clients' foreign proxies, such proxies are voted on a best-efforts basis given the above-mentioned logistical problems. Additionally, each MSIM Affiliate may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a foreign company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the MSIM Affiliate believes its clients will derive by voting on the company's proposal, the MSIM Affiliate may decide not to attempt to vote at the meeting.

GENERAL PROXY VOTING GUIDELINES

It is the policy of the MSIM Affiliates in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients.

To ensure consistency in voting proxies on behalf of its clients, the MSIM Affiliates utilize the proxy voting guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates may, however, vote in a manner that is contrary to the following general guidelines if it believes that they would be in their clients' best interest to do so.

GUIDELINES

I.       MANAGEMENT PROPOSALS:

         A. When voting on routine ballot items, certain management sponsored proposals are generally voted in support of management. These items include:

                  -        Selection or ratification of auditors

                  - Approval of financial statements, director and auditor reports

                  -        Election of Directors

                  - Limiting Directors' liability and broadening indemnification of Directors

                  - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors

                  - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors

                  - Recommendations to set retirement ages or require specific levels of stock ownership by Directors

                  -        General updating/corrective amendments to the charter

                  -        Elimination of cumulative voting

                  -        Elimination of preemptive rights

                  - Provisions for confidential voting and independent tabulation of voting results

                  - Proposals related to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting

         A. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management:

                  Capitalization changes

                  - Capitalization changes which eliminate other classes of stock and voting rights

                  - Proposals to increase the authorization of existing classes of stock if a clear and legitimate business purpose is stated and the number of shares requested is reasonable in relation to the purpose for which authorization is requested

                  - Proposals to increase the authorization of existing classes of stock that do not exceed a 100% increase of shares authorized provided that at least 30% of the new authorization will be outstanding

                  - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

                  - Proposals for share repurchase plans, unless it appears that a repurchase plan lacks a bona fide business purpose

                  - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock, provided such proposals have a legitimate business purpose

                  - Proposals to effect stock splits unless such a split would be contrary to shareholders' best interests

                  - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount of the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase coincides with the proxy guidelines for common stock increases

                  Compensation

                  - Award Director fees unless the amounts are excessive relative to other companies in the country or industry

                  - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees

                  - Establishment of Employee Stock Option Plans and other employee ownership plans

         Anti-Takeover Proposals

                  - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws

                  - Adoption of anti-greenmail provisions provided that the proposal (a) defines greenmail, (b) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders, and (c) contains no anti-takeover measures or other provisions restricting the rights of shareholders

                  -        Ratification of poison pills

         A. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against, notwithstanding management support:

                  - Capitalization changes which add classes of stock which substantially dilute the voting interests of existing shareholders

                  - Proposals to increase the authorized number of shares of existing classes of stock which carry preemptive rights or supervoting rights

                  -        Creation of blank check preferred stock

                  - Changes in capitalization by 100% or more where management does not offer an appropriate rationale or that are contrary to the best interests of existing shareholders

                  - Compensation proposals that allow for discounted stock options which have not been offered to employees in general

                  - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

                  - Anti-takeover and related provision that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers

                  - Shareholders rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

                  - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions

                  -        Proposals to indemnify auditors

         D. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted on a case-by-case basis:

                  Corporate Transactions

                  - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. For all cases, the ISS analysis will be used along with the internal company-specific knowledge and expertise within the MSIM Affiliates

                  - Executive/Director stock option plans. Generally, the stock option plans should meet the following criteria:

                  (i)      Whether the stock option plan is incentive based;

                  (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                  (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

II.      SHAREHOLDER PROPOSALS:

         A.       The following shareholder proposals are generally supported:

                  - Requiring Auditors to attend the annual meeting of shareholders

                  - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors

         A. The following shareholder proposals are handled on a case by case basis:

         -        Proposals which limit tenure of directors

         -        Proposals to limit golden parachutes

         - Proposals requiring directors to own large amounts of stock to be eligible for election

         -        Restoring cumulative voting in the election of directors

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors

         - Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders

         - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact to the shareholders

         - Proposals which require inappropriate endorsements or corporate actions

         - Proposals which request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

         - Proposals which limit retirement benefits or executive compensation.

         -        Requiring shareholder approval for Bylaw or charter amendments

         - Requiring shareholder approval for shareholder rights plan or poison pill

         -        Requiring shareholder approval of golden parachutes

         -        Confidential voting

         -        Elimination of certain anti-takeover related provisions

         -        Reduction or elimination of supermajority vote requirements

         -        Prohibit payment of greenmail

B.       OPERATING PROCEDURES

Once a MSIM Affiliate has determined that it has the responsibility for voting a client's proxies, the MSIM Affiliate must vote the appropriate number of shares it is entitled to vote and maintain records indicating the manner in which it exercised its voting authority. In this regard, the following procedures are intended to ensure that each MSIM Affiliate satisfies its proxy voting obligations:

1) The Compliance Department at each MSIM Affiliate is responsible for identifying the clients for whom the MSIM Affiliate is required to vote proxies.

2) The Compliance Department or Corporate Actions Department (depending upon location of the MSIM Affiliate) will notify ISS of all new client accounts that have delegated proxy voting authorization to each MSIM Affiliate. In addition, the Compliance Department/Corporate Actions Department will notify ISS of any changes to existing client accounts. Compliance/Corporate Actions will provide all necessary information to ISS in order to facilitate ISS tracking the clients' proxy statements and ballots, reconciling the share amounts reflected on the proxy ballot with clients' account holdings, to electronically vote such ballots, and maintaining the required records which detail the manner in which ISS has voted the MSIM Affiliate clients' proxies.

3) ISS will reconcile the share amounts reflected on the proxy ballot to the "electronic client holdings list", that is sent by each MSIM Affiliate on a bi-weekly basis, to ensure it has received the correct number of shares that MSIM Affiliates are entitled to vote. If there appears to be a material discrepancy, ISS will notify the Compliance Department/Corporate Actions Department who will then internally confirm the account's total number of eligible shares. If the ballot is incorrect, ISS will contact the account's Custodian, Automatic Data Processing ("ADP") or the Transfer Agent to request a missing ballot or a corrected ballot that includes the missing number of shares that are eligible to vote.

4) Once ISS has reconciled the votable share amounts, it will electronically vote the proxy ballots in accordance with the MSIM Proxy Policy. Proxies generally will be voted one to two weeks prior to the meeting date. Any votes that override the MSIM Proxy Policy must be received by ISS no later than five days prior to the meeting date.

5) Proxy issues not addressed in the MSIM Proxy Policy or that ISS is unable to provide a recommendation with respect to, will be forwarded to the Compliance Department as soon as possible to ensure a timely turnaround of the proxy. The Compliance Department will forward the proxy to the appropriate Portfolio Manager(s) who is responsible for the investment. In coordination with senior management and the Compliance Department, the proxy proposal(s) will be discussed in order to determine the appropriate manner in which to vote on such proposal(s).

6) The Compliance Department is responsible for notifying the appropriate Portfolio Manager(s) on a weekly basis, of ISS recommendations on all non-routine proposals as well as upcoming special or extraordinary meetings. If no response is received from the Portfolio Manager(s), then the vote will be cast in accordance with the recommendation of ISS. The Portfolio Manager(s) will decide whether to accept or override the ISS recommendations. If the Portfolio Manager(s) wishes to override, the portfolio manager shall submit the request in writing and the CIO, or the CIO's designee, and the Compliance Department will review the proposed vote to determine if it is consistent with the standards set forth herein.

7) Where the same security is held by two or more client accounts which are managed by different portfolio managers, or which are subject to client-specific voting policies, and the vote on any matter for one client account differs from the vote for another client account, the Compliance Department/Corporate Actions Department shall promptly notify the portfolio managers who may wish to confer and reconsider their opposing votes. If the portfolio managers believe that their respective opposing votes are appropriate in view of the investment objectives and strategies of their respective client account, the Compliance Department/Corporate Actions Department shall request that the portfolio managers obtain written approval for their opposing votes from MSIM CIO, or his designee, who shall either approve the opposing votes or cast the same vote on behalf of the client accounts concerned.

8) Portfolio Managers are responsible for informing the Compliance Department/Corporate Actions Department if they become aware of situations where Morgan Stanley & Co. is advising a company on a particular corporate action. Portfolio Managers must inform the Compliance Department/Corporate Actions Department of such situations due to a potential conflict of interest relating to the manner in which a MSIM Affiliate will vote. Such matters will be addressed by Senior Management and the Compliance Department.

9) ISS will maintain a record of the manner in which it exercised its voting discretion and forward a summary report to the Compliance Department/Corporate Actions Department. This report shall include the name of the MSDW Investment Management client account, issuer name, CUSIP number, record date, meeting date, shares voted, proxy proposals, management recommendations, and votes cast. The Compliance Department/Corporate Actions Department will maintain this report for a period of at least six years.

10) The Compliance Department/Corporate Actions Department will be responsible for responding to client requests for a proxy voting record that identifies the manner in which each MSIM Affiliate voted such clients' proxies.

* * *

                       STATEMENT OF ADDITIONAL INFORMATION

                         MANUFACTURERS INVESTMENT TRUST


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectus dated May 1, 2004 relating to the following four portfolios: American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust. The Trust's prospectus may be obtained from Manufacturers Investment Trust, 73 Tremont Street, Boston, Massachusetts, 02108.



       The date of this Statement of Additional Information is May 1, 2004

                                TABLE OF CONTENTS


Master-Feeder Structure                                                                     2
Additional Risks of Investing in Each Portfolio                                             2
Investment Policies and Restrictions                                                        3
Portfolio Turnover                                                                          5
Management of the Trust                                                                     6
Investment Management Arrangements                                                         12
Distribution; Rule 12b-1 Plans of the Portfolios                                           12
Rule 12b-1 Plans of the Master Funds                                                       13
Portfolio Brokerage                                                                        13
Purchase and Redemption of Shares                                                          13
Determination of Net Assets of the Master Fund                                             13
Performance Data                                                                           13
The Insurance Companies                                                                    14
History of the Trust                                                                       15
Organization of the Trust                                                                  15
Additional Information Concerning Taxes                                                    16
Custodian                                                                                  18
Code of Ethics                                                                             18
APPENDIX I:  Proxy Voting Policies
           Manufacturers Investment Trust (applicable to all Portfolios)
           Capital Research Management Company
                Applicable to American Growth Trust, American International Trust,
                American Blue Chip Income and Growth
                Trust and American Growth-Income Trust


                             MASTER-FEEDER STRUCTURE

Each portfolio described in this statement of additional information operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds"). Each portfolio's master fund is listed below:

TRUST FEEDER FUND                                       AMERICAN FUND MASTER FUND
American Growth Trust                                   Growth Fund (Class 2 shares)
American  International Trust                           International Fund (Class 2 shares)
American Blue Chip Income and Growth Trust              Blue Chip Income and Growth Fund (Class 2 shares)
American Growth-Income Trust                            Growth-Income Fund (Class 2 shares)

A portfolio may withdraw its entire investment from a master fund at any time the Board of Trustees decides it is in the best interest of the shareholders of the portfolio to do so.

         The Board of Trustees of the master fund formulate the general policies of each master fund and meets periodically to review each master fund's performance, monitor investment activities and practices and discuss other matter affecting each master fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                 ADDITIONAL RISKS OF INVESTING IN EACH PORTFOLIO

    The following supplements the disclosure in the prospectus regarding the risks of investing in each portfolio.

Each of the portfolios, except the American Blue Chip Income and Growth Trust, may invest in securities of small and medium sized companies. The risks of investing in such securities are set forth below.

SMALL OR UNSEASONED COMPANIES

      - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

      - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

      - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

      - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

      - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

      - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

                      INVESTMENT POLICIES AND RESTRICTIONS

         The investment policies and restrictions of each master fund are described in the statement of additional information for the master funds which is delivered together with this statement of additional information.

         REPURCHASE AGREEMENTS

         Each of the portfolios may invest in repurchase agreements. The following information supplements the information in the prospectus regarding repurchase agreements.

         Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

         Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

         The portfolios shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the portfolios quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

         -        Federal Reserve System member bank,

         - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

         - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The portfolio will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

         The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited.

         INVESTMENT RESTRICTIONS

         Each portfolio has adopted the following nonfundamental investment restriction to enable it to invest in its corresponding master fund:

         Notwithstanding any other investment policy of the portfolio, the portfolio may invest all of its net assets in an open-end management investment company having substantially the same investment objective and limitations as the Portfolio.

         Each portfolio has also adopted the same investment restrictions as the master fund in which it invests. Each of the restrictions is fundamental in the case of the master fund. In the case of each portfolio, restrictions 6, 9, 10, 11 and 12 are nonfundamental and all other restrictions are fundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

         When submitting an investment restriction change to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

INVESTMENT RESTRICTIONS OF THE AMERICAN GROWTH TRUST, AMERICAN INTERNATIONAL TRUST, AMERICAN GROWTH-INCOME TRUST AND AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Each portfolio may not:

1. Invest more than 5% of the value of its the total assets in the securities of anyone issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the portfolio's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies. such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the American International Trust may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6. Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9. Purchase securities on margin.

10. Sell securities short, except to the extent that the portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, Straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, the master funds may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the portfolios may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


Investment Restrictions That Only May be Changed Upon 60 Days Notice to Shareholders


In order to comply with Rule 35d-1 under the 1940 Act, the following policies of the portfolios are subject to change only upon 60 days' prior notice to shareholders. Any other policy, other than one designated as a fundamental policy, are not subject to this 60 day notice requirement.

AMERICAN GROWTH TRUST, AMERICAN INTERNATIONAL TRUST, AMERICAN GROWTH-INOCME TRUST AND AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Not subject to 80% rule.

                               PORTFOLIO TURNOVER

         The portfolio turnover of the master funds is described in the prospectus for the master funds which is delivered together with the prospectus for the portfolios.

                             MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee and officer oversees all Trust portfolios.

                             DISINTERESTED TRUSTEES


                             Disinterested Trustees



                             POSITION WITH                                    PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE          THE TRUST                                      DURING PAST FIVE YEARS
---------------------       --------------    --------------------------------------------------------------------------------
Don B. Allen                Trustee           Former Senior Lecturer, William E. Simon Graduate School of Business
                                              Administration, University of Rochester (Retired 2000).
73 Tremont Street
Boston, MA  02108           (since 1985)
Age: 75

Charles L. Bardelis         Trustee           President and Executive Officer, Island Commuter Corp. (Marine Transport).

73 Tremont Street
Boston, MA  02108           (since 1988)
Age: 62

Samuel Hoar                 Trustee           Senior Mediator, Arbitrator, Regional Manager, JAMS, LLC, August 1999 to date;
                                              Senior Mediator, Arbitrator, Regional Director of Professional Services,
73 Tremont Street           (since 1989)      J.A.M.S./Endispute, Inc., June 1994 to August 1999.
Boston, MA  02108
Age: 76

F. David Rolwing            Trustee           Former Chairman, President and CEO, Montgomery Mutual Insurance Company, 1991 to
                                              1999. (Retired 1999).
73 Tremont Street
Boston, MA  02108           (since 1997*)
Age: 69


*Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST


                                   Position
                                     with                              Principal Occupation
Name, Address and Age              the Trust                          During Past Five Years
------------------------      ------------------      -------------------------------------------------------
John D. DesPrez III#          Trustee                 Chairman and President, The Manufacturers Life
                                                      Insurance Company (U.S.A.), Executive Vice President,
73 Tremont Street             (since 2000)            U.S. Operations, Manulife Financial
Boston, MA  02108
Age: 47

John D. Richardson#*          Chairman of  the        Retired; Former Senior Executive Vice President,
                              Board  of Trustees      Office of the President, Manulife Financial,
                                                      February 2000 to March 2002 (Retired, March,
                                                      2002);

200 Bloor Street East         (since 1997)*           Executive Vice President and General Manager, U.S.
Toronto, Ontario, Canada                              Operations, Manulife Financial, January 1995 to January
M4W 1E5                                               2000.
Age: 66
                                                      Director of BNS Split Corp, a publicly traded
                                                      company listed on the Toronto Stock Exchange.

--------------------------------------------------------------------------------

*Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the

Trust on December 31, 1996.

John R. Ostler*            Treasurer                            Vice President and Chief Financial Officer, U.S.
                                                                Operations, The Manufacturers Life Insurance
                                                                Company, October 1, 2000 to present;

200 Bloor Street East      (since 2000)
Toronto, Ontario, Canada                                        Vice President and Corporate Actuary, The
M4W 1E5                                                         Manufacturers Life Insurance Company, March 1998 to
Age: 51                                                         September 2000;

                                                                Vice President & CFO U.S. Individual Insurance, The
                                                                Manufacturers Life Insurance Company, 1992 to March
                                                                1998;

                                                                Vice President, U.S. Insurance Products, The
                                                                Manufacturers Life Insurance Company, 1990 - 1992;

                                                                Assistant Vice President & Pricing Actuary, U.S.
                                                                Insurance, The Manufacturers Life Insurance Company,
                                                                1988-1990.

James D. Gallagher*        President                            Executive Vice President, The Manufacturers Life
                                                                Insurance Company (U.S.A.), January 1996 to present;
                           (since 2001)
73 Tremont Street                                               President, The Manufacturers Life Insurance Company
Boston, MA  02108                                               of New York, August 1999 to present;
Age: 49
                                                                Vice President, Secretary and General Counsel, The
                                                                Manufacturers Life Insurance Company of North
                                                                America, June 1994 to date.

Andrew Corselli            Secretary                            Assistant Vice President and Senior Counsel, U.S. Operations
73 Tremont Street                                               Law Department, Manulife Financial, March 2001 to date; The
Boston, MA  02108          (since 2002)                         Prudential Insurance Company of America, Assistant General
Age: 57                                                         Counsel & Chief of Litigation, June 1988 to June, 2000

Gordon Shone               Chief Financial Officer and Vice     Vice President, The Manufacturers Life Insurance
73 Tremont Street          President                            Company (U.S.A.), January 2001 to present. Vice President, The
Boston, MA  02108          (Since 2003)                         Manufacturers Life Insurance Company (U.S.A.), August 1998 to
Age:                                                            December 2000.


#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

DUTIES AND COMPENSATION OF TRUSTEES

         The Trust is organized as a Massachusetts business trust. Under the Trust's Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust. The Trustees may appoint officers of the Trust who assist in managing the day-to-day affairs of the Trust.

         The Board of Trustees met four times during the Trust's last fiscal year. The Board also has a standing Audit Commitee composed of all of the disinterested Trustees. The Audit Committee met two times during the Trust's last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of independent accountants for the Trust, approve all significant services proposed to be performed by its independent accountants and to consider the possible effect of such services on their independence. The Board of Trustees also has a Nominating Committee composed of all of the disinterested Trustees. The Nominating Committee did not meet to consider any candidates during the last fiscal year. The Nominating Committee will consider nominees recommended by contract owners investing in the Trust. Nominations should be forward to the attention of the Secretary of the Trust at 73 Tremont Street, Boston, MA 02108.


         The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $67,000, a fee of $7,500 for each quarterly meeting of the Trustees that they attend in person and a fee of $3,750 per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.


                              COMPENSATION TABLE**


                                                       AGGREGATE
                                                   COMPENSATION FROM               TOTAL COMPENSATION
          NAMES OF PERSON,                      TRUST FOR PRIOR FISCAL           FROM TRUST COMPLEX FOR
              POSITION                                   YEAR*                     PRIOR FISCAL YEAR*#
---------------------------------------         -----------------------          ----------------------
DISINTERESTED TRUSTEES
Don B. Allen, Trustee                                    $85,000                         $85,000
Charles L. Bardelis, Trustee                             $85,000                         $85,000
Samuel Hoar, Trustee                                     $85,000                         $85,000
F. David Rolwing, Trustee                                $85,000                         $85,000
TRUSTEES AFFILIATED WITH THE INVESTMENT
ADVISER
John D. DesPrez, Trustee                                       0                               0
John D. Richardson, Trustee                                    0                               0


*Compensation received for services as Trustee.

#Trust Complex includes all portfolios of the Trust.

**The Trust does not have a pension or retirement plan for any of its Trustees or officers.

                      TRUSTEE OWNERSHIP OF TRUST PORTFOLIOS


         The table below lists the amount of securities of each Trust portfolio beneficially owned by each Trustee as of December 31, 2003. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:


A - $0

B - $1 up to and including $10,000

C - $10,001 up to and including $50,000

D - $50,001 up to and including $100,000

E - $100,001 or more

                                                                                                TRUSTEES AFFILIATED WITH
                                                             INDEPENDENT TRUSTEES                THE INVESTMENT ADVISER
                                                --------------------------------------------   --------------------------
                                                Don B.   Charles L.                 F. David     John D.        John D.
         Trust Portfolio                        Allen    Bardelis     Samuel Hoar   Rolwing    Richardson    DesPrez, III
         ---------------                        -----    --------     -----------   -------    ----------    ------------
Internet Technologies Trust                       A         A              A           A           A               A
Pacific Rim Emerging Markets Trust                A         A              A           A           A               A
Telecommunications Trust                          A         A              A           A           A               A
Science and Technology Trust                      B         A              A           A           A               A
International Small Cap Trust                     B         A              A           A           A               A
Health Sciences Trust                             A         A              A           A           A               A
Aggressive Growth Trust                           A         A              A           A           A               A
Emerging Small Company Trust                      A         A              A           C           A               A
Small Company Blend Trust                         B         A              A           A           A               A
Mid Cap Growth Trust                              A         A              A           A           A               A
Mid Cap Opportunities Trust                       A         A              A           A           A               A
Mid Cap Stock Trust                               A         A              A           A           A               A
All Cap Growth Trust                              B         A              A           A           A               A
Financial Services Trust                          A         A              A           A           A               A
Overseas Trust                                    A         A              A           A           A               A
International Stock Trust                         A         A              A           B           A               A
International Value Trust                         A         A              A           A           A               A
Capital Appreciation Trust                        A         A              A           A           A               A
Strategic Opportunities Trust                     B         A              A           A           A               A
Quantitative Mid Cap Trust                        A         A              A           C           A               A
Mid-Cap Blend Trust                               A         A              A           A           A               A
Global Equity Trust                               A         A              A           A           A               A
Strategic Growth Trust                            A         A              A           A           A               A
All Cap Core Trust (formerly Growth Trust)        A         A              A           A           A               A
Large Cap Growth Trust                            A         A              A           A           A               A
All Cap Value Trust                               A         B              A           A           A               A
Capital Opportunities Trust                       A         A              A           A           A               A
Quantitative Equity Trust                         B         A              A           C           A               A
Blue Chip Equity Trust                            A         A              A           A           A               A
Utilities Trust                                   A         A              A           A           A               A
Real Estate Securities Trust                      A         C              A           C           A               A
Small Company Value Trust                         C         B              A           A           A               A

                                    DON B.   CHARLES L.                    F. DAVID     JOHN D.       JOHN D.
       TRUST PORTFOLIO              ALLEN    BARDELIS      SAMUEL HOAR     ROLWING    RICHARDSON   DESPREZ, III
Mid Cap Value Trust                   A         A                A            A            A            A
Value Trust                           C         A                A            A            A            A
Equity Index Trust                    A         A                A            A            A            A
Tactical Allocation Trust             A         A                A            A            A            A
Fundamental Value Trust               A         A                A            A            A            A
Growth & Income Trust                 B         A                A            A            A            A
U.S. Large Cap Value Trust            A         A                A            A            A            A
Equity-Income Trust                   A         A                A            A            A            A
Income & Value Trust                  A         A                A            A            A            A
Balanced Trust                        A         A                A            C            A            A
High Yield Trust                      A         A                A            A            A            A
Strategic Bond Trust                  A         A                A            A            A            A
Global Bond Trust                     A         A                A            A            A            A
Investment Quality Bond Trust         A         A                A            A            A            A
Diversified Bond Trust                A         A                A            A            A            A
U.S. Government Securities Trust      A         A                A            A            A            A
Money Market Trust                    A         D                A            A            A            A
Small Cap IndexTrust                  A         A                A            A            A            A
Dynamic Growth                        B         A                A            A            A            A
International Index Trust             A         A                A            A            A            A
Mid Cap IndexTrust                    A         A                A            A            A            A
Total Stock Market Index Trust        A         A                A            A            A            A
500 Index Trust                       A         A                A            A            A            E
Lifestyle Aggressive 1000 Trust       A         A                A            A            A            A
Lifestyle Growth 820 Trust            A         A                A            A            A            A
Lifestyle Balanced 640 Trust          A         A                A            A            A            A
Lifestyle Moderate 460 Trust          A         A                A            A            A            A
Lifestyle Conservative 280 Trust      A         A                A            A            A            A
Small-Mid Cap Growth Trust            A         A                A            A            A            A
Small-Mid Cap Trust                   A         A                A            A            A            A
International Equity Select Trust     A         A                A            A            A            A
Select Growth Trust                   A         A                A            A            A            A

                                    DON B.   CHARLES L.                    F. DAVID     JOHN D.       JOHN D.
       TRUST PORTFOLIO              ALLEN    BARDELIS      SAMUEL HOAR     ROLWING    RICHARDSON   DESPREZ, III
Global Equity Select Trust            A          A             A               A           A             A
Core Value Trust                      A          A             A               A           A             A
High Grade Bond Trust                 A          A             A               A           A             A
ALL TRUST PORTFOLIOS                  E          E             A               E           A             E

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The portfolio does not have an investment adviser. For information regarding the investment adviser to the master funds see the master fund statement of additional information which is delivered together with this statement of additional information.

                 DISTRIBUTOR; RULE 12B-1 PLANS OF THE PORTFOLIOS

         The Board of Trustees of the Trust have approved a Rule 12b-1 Plan (the "Plans") for both Series I and Series II shares of the portfolios. The purpose of each Plan is encourage the growth and retention of assets of the series of each portfolio subject to a Plan. Series I shares of each portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.35% of Series I share average daily net assets. Series II shares of each portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of Series II share average daily net assets.

         Rule 12b-1 fees are paid to the Trust's distributor and principal underwriter, Manulife Financial Services LLC (the "Distributor").

         To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

- for any expenses relating to the distribution of the shares of the class,

- for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

- for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

         Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's Adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

         This Plan authorizes any payments in addition to fees described above made by a portfolio to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.

         This Plan also authorizes the direction, payment, allocation and reallocation to any person of brokerage commission ("Allocations") on transactions in portfolio securities for a portfolio ("Transactions") to the extent (i) the Allocations may be deemed to entail a direct or indirect financing of distribution costs because the Allocations are made in circumstances in which sales of annuity, insurance or pension products for which Trust Portfolios serve as investment options may be considered as a factor ("Sales Factor") and (ii) the Transactions are ones that would have been effected in the absence of the Sales Factor and are conducted in a manner consistent with the procedures and limitations set forth in the Trust's registration statement.

         The Plan may not be amended to increase materially the amount to be spent by a portfolio without such shareholder approval as is required by Rule 12b-1 under the 1940 Act (the "Rule"). All material amendments of a

Plan must be approved in the manner described in the Rule. The Plan shall continue in effect (i) with respect to a portfolio only so long as the Plan is specifically approved for that Portfolio at least annually as provided in the Rule and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the Act) of the Trust, (b) incumbent disinterested Trustees select and nominate any new disinterested Trustees of the Trust and (c) any person who acts as legal counsel for the disinterested Trustees is an independent legal counsel. The Plan may be terminated with respect to any Portfolio at any time as provided in the Rule.


         During the fiscal year ended December 31, 2003 the following amounts were paid pursuant to the Trust's Rule 12b-1 Plan:



                                 Series I Shares



                                                                                           Distribution Payment to
                                                                  Service Fee      Manufacturers Financial Securities LLC
                         Portfolio                                  Payments*                (The Distributor)*
-----------------------------------------------------------       -----------      --------------------------------------
American Growth Trust......................................            $                             $
American International Trust...............................
American Growth-Income Trust...............................            $                             $
American Blue Chip Income and Growth Trust.................



*For the period _____, 2003 to December 31, 2003



                                Series II Shares



                                                                                           Distribution Payment to
                                                                  Service Fee      Manufacturers Financial Securities LLC
                         Portfolio                                  Payments*                (The Distributor)*
-----------------------------------------------------------       -----------      --------------------------------------
American Growth Trust......................................            $                             $
American International Trust...............................
American Growth-Income Trust...............................            $                             $
American Blue Chip Income and Growth Trust.................



*For the period May 1, 2003 to December 31, 2003


                      RULE 12B-1 PLANS OF THE MASTER FUNDS

Each Master Fund has adopted a Plan of Distribution (the "Master Fund Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. Under the Master Fund Plan the funds may pay 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the funds, provided that the Board of Trustees of the funds has approved the categories of expenses for which payment is being made.

For additional information regarding the Master Fund Plan see the master fund statement of additional information which is delivered together with this statement of additional information.

                               PORTFOLIO BROKERAGE

         For information regarding portfolio brokerage of each master fund see the master fund statement of additional information which is delivered together with this statement of additional information.

                        PURCHASE AND REDEMPTION OF SHARES

         The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

- an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

- the SEC by order so permits for the protection of security holders of the Trust.

               DETERMINATION OF NET ASSET VALUE OF THE MASTER FUND

         For information regarding the determination of net asset value of the master fund see the master fund statement of additional information which is delivered together with the statement of additional information.

                                PERFORMANCE DATA

         Each of the portfolios may quote total return figures in its advertising and sales materials. The figures will always include the average annual total return for the most recent one year period and, when applicable, five and ten year periods and where less than five or ten years, the period since the inception date of the portfolio. Each of the portfolios may also quote total return figures reflecting the historical performance of the master fund from the inception date of the master fund, adjusted to reflect current portfolio expenses.

         The average annual total return is the average annual compounded rate of return that equates the initial amount invested to the market value of such investment on the last day of the period for which such return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. All recurring fees are reflected in the calculations. There are no non-recurring fees, such as sales loads, surrender charges or account fees, charged by the portfolios. If the period since inception is less than one year, the figures will be based on an aggregate total return rather than an average annual total return.

        TOTAL ANNUALIZED RETURN OF THE PORTFOLIOS AS OF DECEMBER 31, 2003
           (REFLECTING THE HISTORICAL PERFORMANCE OF THE MASTER FUND)*



                                [To Be Updated]


                                    SERIES I


                                                                      SINCE INCEPTION OF
                                                                        MASTER FUND OR                     INCEPTION
                                                                     10 YEARS WHICHEVER IS                  DATE OF
                 PORTFOLIO                     1 YEAR      5 YEAR          SHORTER                        MASTER FUND
------------------------------------------     -------     ------    ---------------------               --------------
American Growth Trust                          37.15%      7.07%           14.99%                        April 30, 1997
American International Trust                   35.12%      5.02%            8.99%                        April 30, 1997
American Growth-Income Trust                   32.76%      6.15%           13.57%                        April 30, 1997
American Blue Chip Income and Growth Trust     31.24%        NA            -1.68%                          July 5, 2001


*Total annualized return of the master fund from inception date adjusted to reflect the expenses of Series I shares of the portfolio.

                                    SERIES II


                                                                      SINCE INCEPTION OF
                                                                        MASTER FUND OR                     INCEPTION
                                                                     10 YEARS WHICHEVER IS                  DATE OF
                 PORTFOLIO                     1 YEAR      5 YEAR          SHORTER                        MASTER FUND
------------------------------------------     -------     ------    ---------------------               --------------
American Growth Trust                           36.80%      6.81%            13.88%                       April 30, 1997
American International Trust                    34.85%      4.76%             7.07%                       April 30, 1997
American Growth-Income Trust                    32.43%      5.89%             9.94%                       April 30, 1997
American Blue Chip Income and Growth Trust      30.73%        NA             -1.97%                         July 5, 2001


*Total annualized return of the master fund from inception date adjusted to reflect the expenses of Series II shares of the portfolio.

The Trust may also from time to time include in advertising and sales literature the following:

- quotations about the Trust or its portfolios that appear in various publications and media; and

- general discussions of economic theories, including, but not limited to, discussions of how demographics and political trends may effect future financial markets, as well as market or other relevant information.

         The Trust may also from time to time advertise the performance of certain portfolios relative to that of unmanaged indices, including but not limited to the:

-        Dow Jones Industrial Average,

-        Lehman Brothers Bond, Government Corporate, Corporate and Aggregate
         Indices,

-        S&P 500 Index,

-        Value Line Composite, and

- Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") and World Indices.

         The Trust may also advertise the performance rankings assigned to certain portfolios by various statistical services, including but not limited to:

-        SEI,

- Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis and Variable Insurance Products Performance Analysis,

- Variable Annuity Research and Data Service, Intersec Research Survey of Non-U.S. Equity Fund Returns,

-        Frank Russell International Universe, and

- any other data which may be presented from time to time by analysts such as Dow Jones, Morningstar, Chase International Performance, Wilson Associates, Stanger, CDA Investment Technology, the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average U.S. Government and Agency, or as such data may appear in various publications, including The Wall Street Journal, New York Times, Forbes, Barrons, Fortune, Money Magazine, Financial World and Financial Services Week.


                           SHAREHOLDERS OF THE TRUST


The Trust currently serves as the underlying investment medium for sums invested in variable contracts issued by:


- The Manufacturers Life Insurance Company of New York ("Manulife New York"), formerly First North American Life Assurance Company, a New York stock life insurance company that is a wholly owned subsidiary of Manufacturers USA. Manulife New York's corporate offices are located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.


- The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), a stock life insurance company organized under the laws of Pennsylvania and redomesticiated under the laws of Michigan. Manufacturers USA is an indirect wholly owned subsidiary of Manulife Financial and is located at 200 Bloor Street in Toronto, Canada, M4W 1E5.


Currently, the shareholders of the Trust ("Trust Shareholders") are as follows:



         (a) the two insurance companies described above. (Each insurance company that is a shareholder of the Trust holds Trust shares attributable to variable contracts in its separate accounts),

         (b) certain permitted entities which purchase Series III shares and which are describe in the Prospectus under "Multiple Classes of Shares - Series III Shares" ("Permitted Entities"),

         (c)      the Lifestyle Trusts and the Focused Allocation Trusts, and

         (d) certain entities which comply with the paragraph (d) under "Entities Eligible to Be Shareholders of the Trust" below.


The Trust may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Trust shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of the Trust.


         Entities Eligible to Be Shareholders of the Trust. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, the By-laws of the Trust provide that shares of the Trust may be purchased only by the following eligible shareholders:

(a) separate accounts of Manulife New York, Manufacturers USA or of other insurance companies;

(b)      Manulife New York and Manufacturers USA;

(c)      MSS;

(d) any corporation related in a manner specified in Section 267(b) of the Code to Manulife New York, Manufacturers USA or MSS ("Manulife Affiliates"), and

(e)      any trustee of a qualified pension or retirement plan.






Voting of Shares by the Insurance Companies. The Trust and Manulife Affiliates have the right to vote upon matters that may be voted upon at any Trust shareholders' meeting. These companies will vote all shares of the portfolios of the Trust issued to such companies in proportion to the timely voting instructions received from owners of the contracts participating in separate accounts of such insurance companies registered under the Investment Company Act of 1940 ("Contract Owner Instructions"). In addition, the Trust will vote all shares of the portfolios issued to Lifestyle Trusts and the Focused Allocation Trusts, and the

Manulife Affiliates will vote all shares of the portfolio which they own, in proportion to Contract Owner Instructions.



Each Trust Feeder Fund has the right to vote upon matters that may be voted upon at any shareholders' meeting of the Master Fund in which its invests. The Trust will seek voting instructions from the shareholders of the Feeder Fund and will vote all shares of the Master Fund held by the Feeder Fund in accordance with the timely voting instructions which it receives. The shareholders of the Feeder Fund will solicit and provide voting instructions in the manner described in the preceding paragraph for soliciting voting instructions and voting shares in connection with a shareholders' meeting of the Feeder Fund. The Trust, in lieu of seeking voting instructions from its shareholders, may elect to vote all shares of the Master Fund held by the Trust Feeder Fund in proportion to the vote of all other holders of such shares of the Master Fund.



Mixed Funding. Shares of the Trust may be sold to the Trust Shareholders described above. The Trust currently does not foresee any disadvantages to any Trust Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a Trust Shareholder from investing in the Trust.



Shareholders Who Own of Record or Beneficially More Than 5% of the Shares of a Trust Portfolio. The following shareholders own of record or beneficially more than 5% of the shares of any class of a Trust portfolio. Any shareholder who owns beneficially more than 25% of the shares of a Trust portfolio is presumed to control such portfolio.



  Trust           Name and       Series and
Portfolios     Organizational   Jurisdiction    Address  Percentage of Ownership
----------     --------------   ------------    -------  -----------------------



The ultimate controlling parent of each entity listed below is Manulife Financial Corporation which is also the controlling parent of MSS, the adviser to the Trust. Each entity votes the shares it owns in proportion to Contract Owner Instructions.



Trustees and officers of the Trust, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each Series of each portfolio of the Trust.


                              HISTORY OF THE TRUST

Trust Name Change. Prior to October 1, 1997, the name of the Trust was NASL Series Trust.

Organization of the Trust. The Trust was originally organized on August 3, 1984 as "NASL Series Fund, Inc." (the "FUND"), a Maryland corporation. Effective December 31, 1988, the Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.

                            ORGANIZATION OF THE TRUST

Classification. The Trust is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the portfolios described in this Statement of Additional Information are diversified for purposes of the 1940 Act.

         Powers of the Trustees of the Trust. Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Trustees.

         The Declaration of Trust authorizes the Trustees of the Trust without shareholder approval to do the following:

- Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share,

- Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, and

- Issue additional series of shares or separate classes of existing series of shares.

         Shares of the Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares."

         Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

         Shareholder Voting. Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.

         Shareholder Liability. Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a portfolio and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

Since the portfolios' shareholders are the separate accounts of insurance companies, no discussion is included herein as to the U.S. Federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a portfolio. For information concerning the U.S. Federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations.

The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M of the Code. If any portfolio of the Trust does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

         A portfolio will be subject to a non-deductible 4% excise tax to the extent that it does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

To qualify as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Because the Trust complies with the ownership restriction of Treas. Reg. Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

A portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a portfolio, such portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a portfolio and defer recognition of certain of the portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each portfolio intends to monitor its transactions, will make the appropriate tax elections and

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

will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the portfolio in respect of deferred taxes arising from such distributions or gains. If a portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the portfolio. Alternatively, a portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a portfolio failed to qualify as a regulated investment company, (i) owners of contracts based on the portfolio would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by portfolios and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the portfolios might otherwise believe to be desirable.

Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

                                    CUSTODIAN

State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

                                 CODE OF ETHICS

The Trust has adopted a Code of Ethics that comply with Rule 17j-1 under the 1940 Act. The Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Trust.

                              PROXY VOTING POLICIES

                                                      Adopted September 25, 2003


                         MANUFACTURERS INVESTMENT TRUST
                      PROXY VOTING POLICIES AND PROCEDURES


                                Table of Contents


I.       DELEGATION OF PROXY VOTING TO SUBADVISERS

         A. DELEGATION
         B. PROXY VOTING POLICIES AND PROCEDURES

         C. UNDERLYING FUNDS


II.      MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

         A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST

         B. DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

         C. FILING OF PROXY VOTING RECORD ON FORM N-PX

IV.      ANNUAL RENEWAL OF PROXY VOTING POLICIES AND PROCEDURES

                                      * * *

    I.   DELEGATION OF PROXY VOTING TO SUBADVISERS

         A.       DELEGATION

                  The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

         B.       PROXY VOTING PROCEDURES

                  Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

         C.       UNDERLYING FUNDS



                  With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.


II.      MATERIAL CONFLICTS OF INTEREST

         If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

         If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.


III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES


         A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

                  The Trust shall disclose in its Statement of Additional Information a summary of its Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trust may instead include the actual Subadviser Proxy Voting Procedures in the Statement of Additional Information.)

         B.       DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

                  The Trust shall disclose in its annual and semi-annual shareholder reports that:

                  (a) a description of the Trust's proxy voting policies and procedures and (b) the Trust's proxy voting record for the most recent 12 month period ending June 30th, are available:

                  1.  on the SEC's website, and

                  2. without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

II.      FILING OF PROXY VOTING RECORD ON FORM N-PX

         The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

III.     ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

         The Trust's proxy voting policies and procedures shall be re-approved by the Trust's Board of Trustees at least annually.

The American Funds
Capital Research and Management Company

                             PROXY VOTING GUIDELINES

The following guidelines summarize the American Funds' internal operating procedures with respect to how the proxies of the companies held in the mutual fund portfolios are voted. These guidelines, which have been in effect for many years, are being publicly disclosed at this time in accordance with a U.S. Securities and Exchange Commission requirement that all investment companies (mutual funds) make public how they handle their proxy voting process.

SUMMARY

The American Funds and its investment adviser, Capital Research and Management Company ("CRMC"), are committed to acting in the best interests of the shareholders of the funds. We view proxies of companies held in the funds' portfolios as significant fund assets and proxy voting as an integral part of the investment process. These guidelines provide an important framework for analysis and decision-making; however, they are not exhaustive and do not address all potential issues. Even when an issue is addressed, flexibility is important so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis. While we generally adhere to these guidelines we always consider the specific circumstances of each proposal. These are "guidelines" -- they are not "rules." Our voting process reflects our understanding of the company's business, its management and its relationship with shareholders over time. In all cases, we remain focused on the investment objectives and policies of the funds. As a matter of policy, we will not be influenced by outside sources or business relationships involving interests which conflict with those the funds and their shareholders.

PROXY VOTING PROCESS

All U.S. proxies are voted. Non-U.S. proxies are also voted, provided there is sufficient time and information available. After a proxy is received, we prepare a summary of the proposals contained in proxy. Voting recommendations and a discussion of any potential conflicts of interest are also included the summary. The initial voting recommendation is generated by one or more investment analysts familiar with the industry, the particular company and the company's management. A second voting recommendation is made by a proxy coordinator (one of four investment professionals experienced in proxy-voting matters) based on knowledge of our guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by CRMC's Investment Committee under delegated authority. (References to "proxy committees" include the CRMC Investment Committee and the individual fund proxy committees.) Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.

SPECIAL REVIEW PROCEDURES

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a fund director is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members. In the event the proxy committee cannot vote in accordance with these guidelines and without the appearance of a material conflict of interest, then the proxy proposal will be presented to each affected fund's board for review.

GUIDELINES

The following guidelines are grouped according to types of proposals usually presented to shareholders in proxy statements.

                                DIRECTOR MATTERS

ELECTION OF DIRECTORS

We generally support the election of a company's nominees for director. In addition, we generally leave the choice of chairman to the board's discretion. We may, however, oppose all or some of the company's nominees, or support separating the CEO and chairman positions if we believe it to be in the best interest of shareholders.

CLASSIFIED BOARDS

A "classified" board is one that elects only a percentage of the board members each year (usually one-third of directors are elected to serve a three-year term). Generally we support proposals declassifying boards. We believe that declassification (the annual election of all directors) increases a board's sense of accountability to shareholders.

         ANTI-TAKEOVER PROVISIONS, SHAREHOLDER RIGHTS & REINCORPORATIONS

CUMULATIVE VOTING

Under cumulative voting, each shareholder has a number of votes equal to the number of shares owned multiplied by the number of directors up for election. A shareholder can cast all of his/her votes for a single director, thus allowing minority shareholders to elect a director. We generally support proposals for cumulative voting in order to promote management and board accountability and opportunity for leadership change.

CONFIDENTIAL VOTING

Allowing shareholders to vote anonymously may help large institutional shareholders avoid undue influence exerted by, or potential conflicts with companies other shareholders or third parties. We generally support proposals that allow for confidential voting.

SHAREHOLDER RIGHTS PLANS (COMMONLY CALLED "POISON PILLS")

Poison pills are a defense against unwelcome takeover offers. These plans allow shareholders (other than the shareholder making the unwelcome takeover offer) to purchase stock at significantly discounted prices under certain circumstances. The plans force would-be acquirers to negotiate with the board, giving the board an effective veto power over any offer. Poison pills can be detrimental to the creation of shareholder value and can help entrench management by thwarting or deterring acquisition offers that are not favored by the board but that may be beneficial to shareholders. We generally support the elimination of existing poison pills and proposals that would require shareholder approval to adopt prospective poison pills.

CHANGE OF CORPORATE DOMICILE

         -        Reincorporation within the U.S.: We generally leave the state domicile decision to the discretion of company management and its board.

         -        Reincorporation outside the U.S.: We generally do not support a change of corporate domicile from the U.S. to another country where the probable intent is to avoid U.S. taxes.

ELIMINATION OF ACTION BY WRITTEN CONSENT

The shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders especially in a proxy fight. We generally oppose proposals that would prevent shareholders from taking action without a formal meeting and, in some instances, take away the shareholder's right to call a special meeting.

                                 CAPITALIZATION

AUTHORIZATION OF NEW COMMON SHARES

We support reasonable increases in authorized shares when the company has articulated a need (for example, a stock split or recapitalization). Even so, we are aware that new shares may dilute the ownership interest of shareholders. Consequently, we generally oppose proposals that would more than double the number of authorized shares.

AUTHORIZATION OF BLANK CHECK PREFERRED SHARES

"Blank check" preferred shares give the board complete discretion to set terms (including voting rights). Such shares may have voting rights far in excess of those held by common stockholders. We generally oppose proposals that allow a board to issue preferred shares without prior shareholder approval, as well as proposals that allow the board to set the terms and voting rights of preferred shares at their discretion. A request for preferred shares where the voting rights are equal to existing common stock shares, however, would generally be supported.

                         COMPENSATION AND BENEFIT PLANS

OPTION PLANS

Option plans are complicated and many factors are considered when evaluating a plan. No factor is determinative; the proxy committees weigh each plan based on protecting shareholder interests and our historical knowledge of the company and its management. Some considerations include:

         - Pricing: We believe options should be priced at 100% of fair market value on the date they are granted (the price shareholders would pay on the open market). We do not generally support options priced at a discount to the market.

         - Repricing: An "out-of-the-money" option is an option whose exercise price is higher than the current price of the stock. We generally have not supported replacing "out-of-the-money" options with new options at a lower exercise price (generally known as "repricing") because it is not consistent with the purpose of offering options as compensation.

         - Dilution: Dilution is the reduction of voting power, and/or economic interests of existing shareholders due to an increase in shares available for distribution to company employees in lieu of cash compensation. We consider several kinds of dilution: the historical annual dilution of the current plan, the potential dilution of the proposed plan and the cumulative dilution of all option plans. We tend to oppose plans that result in "excessive" dilution for existing shareholders. Acceptable dilution levels are not rigidly defined, but will be a function of: (i) the stage of the company's lifecycle (embryonic to mature), (ii) the size of the company in terms of market capitalization, (iii) the historical growth rate of sales and earnings and (iv) to a lesser degree, extenuating circumstances related to the company's industry. In addition, greater dilution can be tolerated when options are awarded to all employees, instead of limiting awards to top-level management. We generally oppose evergreen plans (which provide for an annual increase of shares available for award without future shareholder approval).

RESTRICTED STOCK PLANS

We support restricted stock plans when such grants replace cash compensation without increasing the historical cash award and when the amount of restricted stock available for distribution represents a reasonable percentage of overall equity awards.

NON-EMPLOYEE DIRECTOR COMPENSATION

We generally support equity-based compensation for non-employee directors that aligns their interests with shareholders. Such plans must be reasonable in size, have fair market value option grants and not create excess total compensation (subject to the same limitations as executive incentive plans). We also review the mix of options or stock awards to cash compensation. We believe that compensation packages should be structured to attract, motivate and retain qualified directors. However, excessive board compensation can undermine the board's independence.

EMPLOYEE STOCK PURCHASE PLANS

These plans are designed to allow employees to purchase stock at a discount price and to receive favorable tax treatment when the stock is sold. In many cases, the price is 85% of the market value of the stock. These plans are broad-based and have relatively low caps on the amount of stock that may be purchased by a single employee. We generally support these types of plans.

             SHAREHOLDER PROPOSALS REGARDING EXECUTIVE COMPENSATION

CAPS ON EXECUTIVE PAY

In general, we oppose shareholder proposals that seek to set limits on executive compensation because competitive compensation packages are necessary to attract, motivate and retain executives. Shareholder proposals on this issue tend to specify arbitrary compensation criteria.

REQUESTS FOR ADDITIONAL DISCLOSURE CONCERNING EXECUTIVE PAY

In general, we oppose shareholder requests for disclosure beyond regulatory requirements. We believe that additional disclosure is often unwarranted and costly and can have other disadvantages. We also believe that the current regulatory requirements for disclosure of executive compensation are appropriate.

PERFORMANCE-BASED SENIOR EXECUTIVE STOCK OPTION GRANTS

From time to time, shareholder proposals attempt to link performance-based options to an industry or peer group index rather than the market as a whole. Generally, we support the concept of linking pay to the company's stock performance. However, we typically do not support shareholder requests to link stock option grants to the performance of a specific peer group or an industry index, but prefer that compensation committees retain the flexibility to propose an appropriate index.

OTHER EXECUTIVE PAY RESTRICTIONS OR FREEZES

We decide these issues based on whether they are in the interests of shareholders. Such proposals include: terminating the company's option or restricted stock programs; freezing executive pay during periods of large layoffs; establishing a maximum ratio between the highest paid executive and lowest paid employee; and linking executive pay to social criteria.

EXPENSING OF STOCK OPTIONS ON THE COMPANY'S FINANCIAL STATEMENTS

We generally support shareholder proposals to expense stock options. While we acknowledge that there currently is no uniform methodology for expensing options, we believe that such expensing is appropriate. Among other things, we believe that expensing presents a more accurate picture of the company's financial results, and that companies will be more conservative when granting options if the awards are an expense item.

EXECUTIVE SEVERANCE AGREEMENTS ("GOLDEN PARACHUTES")

Generally, we support proposals that require shareholder approval of executive severance agreements, largely because of the trend toward excessive severance benefits (known as "golden parachutes"). If an executive leaves for reasons related to poor performance, allowing a generous "parting gift" seems contrary to good corporate governance.

                           OTHER SHAREHOLDER PROPOSALS

SOCIAL ISSUES

When evaluating social proposals relating to issues such as human rights, labor and employment, the environment, and smoking and tobacco, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company's shareholders, the specific circumstances at each individual company, and the current policies and practices of the company.

                                NON-U.S. ISSUERS

We vote non-U.S. proxies whenever practicable, and considering the benefits of voting against the costs. While the procedures for non-U.S. proxies are similar to those of U.S. proxies, we utilize an expedited review process for these proxies. This is because we typically receive proxies from non-U.S. companies just prior to the meeting, although progress has been made in increasing the amount of time given to consider and cast a vote. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy voting period. We may choose, due to liquidity issues, not to subject shares to such restrictions and thus may not vote some shares.

Votes are based on predetermined guidelines for each country and type of proposal. Also, an analyst is consulted whenever the issue is not a standard one. Proxy summaries are prepared and circulated to the proxy committees if there is sufficient time and information available. We make a special effort to prepare summaries for proxies that contain controversial issues. In voting non-U.S. proxies, we take into consideration differences in practice, regulations and the laws of the various countries. We generally will abstain from voting when there is not sufficient information to allow an informed decision.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS


      (a)(1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(2) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond Trust" dated May 1, 1989 -- previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(3) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Conservative, Moderate and Aggressive Asset Allocation Trusts dated May 1, 1989 -- previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(4) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth & Income Trust dated February 1, 1991 -- previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(5) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust" dated April 16, 1991 -- previously filed as exhibit
                  (1)(e) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(6) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities Trust" dated June 14, 1991 -- previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(7) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Pasadena Growth Trust, Growth Trust and Strategic Income Trust dated August 7, 1992 -- previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(8) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the Series of Shares known as the "Growth Trust" to the "Value Equity Trust" dated April 4,1993 -- previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996.



      (a)(9) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Growth and Income Trust dated December 28, 1994 -- previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996.


      (a)(10) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small/Mid Cap Trust, dated February 1, 1996 -- previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996.

      (a)(11) Establishment and Designation of Additional Series of Shares of Beneficial Interest - International Small Cap Trust dated February 1, 1996 -- previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996.

      (a)(12) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Growth Trust dated July 9, 1996 -- previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996.


      (a)(13) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Value Trust, High Yield Trust, International Stock Trust, Science & Technology Trust, Balanced Trust, Worldwide Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Pacific Rim Emerging Markets Trust, Real Estate Securities Trust, Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust, Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust, Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" -- previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996.


      (a)(14) Establishment and Designation of Additional Series of Shares of Beneficial Interest - Small Company Value Trust dated September 30, 1997 -- previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998.

      (a)(15) Amendment to the Agreement and Declaration of Trust (name change) -- previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998.

      (a)(16) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock -- previously filed as exhibit (a)(15) to post effective amendment no. 41 filed on March 1, 1999.

      (a)(17) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Dynamic Growth, Internet Technologies, Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total Stock Market Index and International Index Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (a)(18) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Capital Appreciation Trust - previously filed as exhibit (a)(18) to post effective amendment no. 43 filed on August 17, 2000.

      (a)(19) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 - previously filed as exhibit (a) (19) to post effective amendment no. 45 filed on February 9, 2001.

      (a)(20) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 - - previously filed as exhibit (a) (20) to post effective amendment no. 47 filed on May 1, 2001.


      (a)(21) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - Previously filed as exhibit (a)(21) to post effective amendment no. 58 filed on May 9, 2003.


      (a)(22) Form of Establishment and Designation of Additional Class of Shares - Previously filed as exhibit (a)(22) to post effective amendment no. 56 filed on February 14, 2003.

      (a)(23) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 - Previously filed as exhibit
                  (a)(23) to post effective amendment no. 57 filed on April 22, 2003.

      (a)(24) Form of Redesignation of Name for Certain Portfolios - Previously filed as exhibit (a)(24) to post effective amendment no. 57 filed on April 22, 2003.


      (a)(25) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (Great Companies - America) - Previously filed as exhibit (a)(25) to post effective amendment no. 59 filed on May 13, 2003.



      (a)(26) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Filed Herewith



      (a)(27)     Form of Redesignation of Name for Lifestyle Trusts - Filed
                  Herewith


      (b) By-laws of Manufacturers Investment Trust -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (c) Form of Specimen Share Certificate -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (d)(1) Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC - previously filed as exhibit (d)(1) to post-effective amendment no. 41 filed March 1, 1999.

      (d)(1)(a) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (d)(1)(b) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the Capital Appreciation Trust - previously filed as exhibit (d)(1)(b) to post effective amendment no. 43 filed on August 17, 2000.

      (d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the new portfolios to be added April 30, 2001 - previously filed as exhibit (d) (1) (C) to post effective amendment no. 45 filed on February 9, 2001.

      (d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1)
                  (C) to post effective amendment no. 47 filed on May 1, 2001.

      (d)(1)(C) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the new portfolios to be added July 16, 2001 - -- previously filed as exhibit (d)(1)
                  (C) to post effective amendment no. 47 filed on May 1, 2001.

      (d)(1)(D) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding the portfolios to be added May 1, 2003 - -- Previously filed as exhibit (d)(1)(D) to post effective amendment no. 57 filed on April 22, 2003.

      (d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Filed Herewith


      (d)(2) Subadvisory Agreement Between Manufacturers Securities Services, LLC and Wellington Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

      (d)(3) Subadvisory Agreement Between Manufacturers Securities Services, LLC and Salomon Brothers Asset Management Inc -- previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 39 filed on March 2, 1998.

      (d)(4) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited -- previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 39 filed on March 2, 1998.

      (d)(5) Subadvisory Agreement between Manufacturers Securities Services, LLC and Founders Asset Management LLC - previously filed as exhibit (5)(b)(vi) to post effective amendment no. 40 filed April 30, 1998.

      (d)(6) Subadvisory Agreement between Manufacturers Securities Services, LLC and T. Rowe Price Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

      (d)(7) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Rowe Price-Fleming International, Inc. adding the International Stock Trust -- previously filed as exhibit
                  (5)(b)(xiv) to post-effective amendment no. 34 filed on October 4, 1996.

      (d)(8) Subadvisory Agreement between NASL Financial Services, Inc. and Morgan Stanley Asset Management, Inc. dated October 1, 1996 providing for the Global Equity Trust -- previously filed as exhibit (5)(b)(xv) to post-effective amendment no. 35 filed on December 18, 1996.

      (d)(9) Subadvisory Agreement between NASL Financial Services, Inc. and Miller Anderson & Sherrerd, LLP dated October 1, 1996 adding the Value and High Yield Trusts -- previously filed as exhibit (5)(b)(xvi) to post-effective amendment no. 35 filed on December 18, 1996.

      (d)(10) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Manufacturers Adviser Corporation dated October 1, 1996 providing for the Money Market Trust -- previously filed as exhibit (5)(b)(xviii) to post-effective amendment no. 34 filed on October 4, 1996.

      (d)(11) Form of Amendment to Subadvisory Agreement between NASL Financial Services, Inc. and Manufacturers Adviser Corporation dated December 31, 1996 adding the Pacific Rim Emerging Markets, Common Stock, Real Estate Securities, Equity Index, Capital Growth Bond, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820 and Lifestyle Aggressive 1000 Trusts -- previously filed as exhibit (5)(b)(xx) to post-effective amendment no. 35 filed on December 18, 1996.

      (d)(11)(a) Form of Amendment to Subadvisory Agreement between NASL Financial Services, Inc. and Manufacturers Adviser Corporation regarding the Lifestyle Trusts - -- previously filed as exhibit (d)(11)(a) to post effective amendment no. 42 filed on March 1, 2000.

      (d)(11)(b)  Form of Subadvisory Consulting Agreement between
                  Manufacturers Adviser Corporation and State Street Global Advisors regarding the Lifestyle Trusts -- previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (d)(12) Subadvisory Agreement between Manufacturers Securities Services, LLC and Fidelity Management Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(13) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and AXA Rosenberg Investment Management LLC - previously filed as exhibit (d)(15) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(14) Subadvisory Agreement between Manufacturers Securities Services, LLC and A I M Capital Management, Inc. - previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(15) Subadvisory Agreement between Manufacturers Securities Services, LLC and Capital Guardian Trust Company -- previously filed as exhibit (d)(17) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(16) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Franklin Advisers, Inc. -- previously filed as exhibit (d)(18) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(17) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Pacific Investment Management Company - previously filed as exhibit (d)(19) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(18) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and State Street Global Advisors - previously filed as exhibit (d)(20) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(19) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Templeton Investment Counsel, Inc. - previously filed as exhibit (d)(21) to post-effective amendment no. 41 filed on March 1, 1999.

      (d)(20) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and Jennison Associates LLC - previously filed as exhibit (d)(20) to post-effective amendment no. 43 filed on August 17, 2000

      (d)(21) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and (a) Cohen and Steers, (b) Dreyfus, (c) MFS,
                  (d) Davis Select, (e) INVESCO, (f) Lord Abbett, (g) Putnam,
                  (h) FMR and (i) SSgA Funds Management (2 agreements) - previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

      (d)(22) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and (a) Allegiance Capital, (b) Kayne Anderson,
                  (c) Lazard Asset Management, (d) Navellier Management, (e) Rorer Asset Management, (f) Roxbury Capital Management - -- previously filed as exhibit (d) (22) to post effective amendment no. 47 filed on May 1, 2001.

      (d)(23) Form of Subadvisory Agreement Amendment between Manufacturers Securities Services, LLC and (a) AIM, (b) Capital Guardian,
                  (c) Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T. Rowe Price. - previously filed as exhibit
                  (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.


      (d)(24) Form of Subadvisory Agreement - Great Companies, LLC - Filed Herewith



      (d)(25) Form of Subadvisory Agreement - Fund Asset Management, L.P. - Filed Herewith



      (d)(26) Form of Amendment 1 to Subadvisory Agreement - MFC Global Asset Management (U.S.A.) - Filed Herewith

      (d)(27) Form of Amendment No. 1 to Subadvisory Consulting Agreement - Deutsche Asset Management - Filed Herewith



      (d)(28) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and (a) American Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors.________ Filed Herewith



      (e) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC - Filed Herewith


      (f)         Not Applicable

      (g) Custodian Agreement Between NASL Series Fund, Inc. and State Street Bank and Trust Company dated March 24, 1988 -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.


      (h) Participation Agreement between the Trust and American Fund Insurance Series dated May 1, 2003 - previously filed as exhibit (h) to post-effective amendment no. 58 filed May 9, 2003.



      (h)(2) Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust - Filed Herewith



      (h)(3) ClearSky Agreement (Series III) between Automated Business Development Corp and the Trust - Filed Herewith



      (h)(4) Participation Agreement dated July 1, 2003 among the Trust, The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of New York - Filed Herewith


      (i)(1) Opinion and Consent of Ropes & Gray dated October 27, 1988. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(2) Opinion and Consent of Tina M. Perrino, Esq. dated April 12, 1991. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(3) Opinion and Consent of Tina M. Perrino, Esq. dated October 22, 1992. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(4) Opinion and Consent of Betsy A. Seel, Esq. dated October 19, 1994. -- previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

      (i)(5) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(v) to post effective amendment no. 30 filed December 14, 1995.

      (i)(6) Opinion and Consent of Betsy A. Seel, Esq. -- previously filed as exhibit (10)(a)(vi) to post effective amendment no. 33 filed July 10, 1996.

      (i)(7) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (10)(a)(vii) to post-effective amendment no. 35 filed on December 18, 1996.

      (i)(8) Opinion and Consent of Betsy Anne Seel, Esq. -- previously filed as exhibit (i)(8) to post-effective amendment no. 41 filed on March 1, 1999.

      (i)(9) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(9) to post effective amendment no. 42 filed on March 1, 2000.

      (i)(10) Opinion and Consent of Betsy Anne Seel, Esq. - previously filed as exhibit (i)(10) to post-effective amendment no. 44 filed on October 27, 2000.

      (i)(11) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(11) to post-effective amendment no. 46 filed on April 12, 2001.

      (i)(12) Opinion and Consent of Betsy Anne Seel, Esq. regarding new portfolios to be added April 30, 2001 - previously filed as exhibit (i)(12) to post-effective amendment no. 47 filed on May 1, 2001.

      (i)(13)(i) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit (i)(13) to post effective amendment no. 55 filed on February 14, 2003.

      (i)(13)(ii) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolios to be added May 1, 2003 - Previously filed as exhibit (i)(13) to post effective amendment no. 57 filed on April 22, 2003.

      (i)(14) Opinion and Consent of Betsy Anne Seel, Esq. Regarding the new class of shares to be added to American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust - previously filed as exhibit (i) to post-effective amendment no. 58 filed May 9, 2003.


      (i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new portfolio (Great Companies of America - previously filed as exhibit (i)(15) to post-effective amendment no. 58 filed May 9, 2003.



      (i)(15) Opinion and Consent of Betsy Anne Seel, Esq. regarding the new Lifestyle and other portfolios - To Be Filed by Amendment



      (j)         Consent of PricewaterhouseCoopers LLP - To Be Filed By
                  Amendment


      (k)

      (l)         Not Applicable

      (l)         Not Applicable

      (m) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred to as Series I and Series II 12b-1 Plans) - previously filed as Exhibit (m) to post-effective amendment no. 49 filed on July 19, 2002.

      (m)(1)      Rule 12b-1 Plan for Series III - Previously filed as exhibit
                  (m)(1) to post effective amendment no. 57 filed on April 22, 2003.

      (n) Rule 18f-3 Plan - previously filed as exhibit (n) to post-effective amendment no. 48 filed on March 1, 2002.

      (n)(1) Amended and Restated Rule 18f-3 Plan - Previously filed as exhibit (n)(1) to post effective amendment no. 57 filed on April 22, 2003.

      (o)         Not Applicable

      (p)(1) Code of Ethics of the Trust, Manufacturers Securities Services, LLC, AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Franklin Advisers, Inc., Manufacturers Adviser Corporation, Miller Anderson & Sherrerd, LLP, Morgan Stanley Asset Management Inc., Pacific Investment Management Company, Rowe Price-Fleming International, Inc., Salomon Brothers Asset Management Inc, State Street Global Advisors, T. Rowe Price Associates, Inc., Templeton Investment Counsel, Inc.,

                  Wellington Management Company, LLP - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

      (p)(2) Code of Ethics of Jennison Associates, LLC - previously filed as exhibit (p)(2) to post-effective amendment no. 43 filed on August 17, 2000.

      (p)(3) Code of Ethics of Janus Capital Corporation - previously filed as exhibit (p)(4) to post-effective amendment no. 43 filed on August 17, 2000.

      (p)(4) Code of Ethics of AIM Capital Management, Inc., Fidelity Management Trust Company, Founders Asset Management LLC - previously filed as exhibit (p)(4) to post-effective amendment no. 44 filed on October 27, 2000.

      (p)(5) Code of Ethics of Massachusetts Financial Services Company, Dreyfus Corporation, Davis Select Advisers, L.P., INVESCO Funds Group, Inc., Lord Abbett & Co., Putnam Investment Management, Inc., AIM Capital Management, Inc., Cohen & Steers Capital Management, Inc. Fidelity Management Trust Company - previously filed as exhibits (p)(5) to post effective amendment no. 45 filed on February 9, 2001.

      (p)(5) Code of Ethics of Allegiance Capital, Kayne Anderson, Lazard, Navellier Management, Rorer Asset Management, Roxbury Capital Management - - - previously filed as exhibit (P) (5) to post effective amendment no. 47 filed on May 1, 2001.

      (p)(7) Code of Ethics of Mercury Advisors - previously filed as exhibit (p)(7) to post effective amendment no. 56 filed on February 14, 2003.


      (p)(8) Code of Ethics of American Fund Insurance Series - previously filed as exhibit (j) to post-effective amendment no. 58 filed May 9, 2003.



      (p)(9) Code of Ethics of American Century, Legg Mason, Pzena, Sustainable Growth Advisors. - Filed Herewith


      (q)(1) Powers of Attorney - Don B. Allen, Charles L. Bardelis, Samuel Hoar, Robert J. Myers, Trustees, dated September 27, 1996. previously filed as exhibit (18)(b) to post-effective amendment no. 38 filed September 17, 1997.

      (q)(2) Power of Attorney -- John D. DesPrez III, President -- previously filed as exhibit (18)(e) to post-effective amendment no. 34 filed on October 4, 1996.

      (q)(3) Power of Attorney -- John D. Richardson, Chairman of the Board, and F. David Rolwing, Trustee -- previously filed as exhibit (18)(e) to post-effective amendment no. 36 filed on April 30, 1997.

      (q)(4) Power of Attorney - John D. DesPrez, III, Trustee - previously filed as exhibit (a)(17) to post effective amendment no. 42 filed on March 1, 2000.

Item 24. Persons Controlled by or Under Common Control with Registrant


         Two of the Trust shareholders are:


(i) The Manufacturers Life Insurance Company of New York ("Manulife New York"),

(ii) The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA").

Manulife New York and Manulife USA hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts are also shareholders of certain of the non-Lifestyle Trust portfolios. The companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940. The Trust will vote all shares of a portfolio issued to a Lifestyle Trust in proportion to such instructions.


                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                            AS OF DECEMBER 31, 2003



                                                                        % OF    JURISDICTION OF
AFFILIATE                                                   LEGAL ID   EQUITY    INCORPORATION
------------------------------------------------------      --------   ------   ----------------
MANULIFE FINANCIAL CORPORATION                                   2        100        Canada
  Jupiter Merger Corporation                                   209        100       Delaware
  The Manufacturers Life Insurance Company                       1        100        Canada
     Manulife Bank of Canada                                    58        100        Canada
     Manulife Financial Services Inc.                          199        100        Canada
     Manulife Securities International Ltd.                     79        100        Canada
     Enterprise Capital Management Inc.                                    20        Ontario
     Cantay Holdings Inc.                                       51        100        Ontario
     FNA Financial Inc.                                        115        100        Canada
       Elliot & Page Limited                                   116        100        Ontario
     NAL Resources Limited                                     117        100        Alberta
     3550435 Canada Inc.                                       107        100        Canada
       MFC Insurance Company Limited                           106        100        Canada
       FCM Holdings Inc.                                       104        100      Philippines
     Manulife Canada Ltd.                                      157        100        Canada
     1293319 Ontario Inc.                                      170        100        Ontario
     3426505 Canada Inc.                                       161        100        Canada
     Canaccord Holdings Ltd.                                            12.82        British
                                                                                     Columbia
     Manulife International Capital Corporation Limited        135        100        Ontario
       Golf Town Canada Inc.                                            43.43        Canada
       Regional Power Inc.                                     136         80        Canada

                         Addalam Power Corporation(1).                     50      Philippines
       Avotus Corp.                                                     10.36        Canada
     First North American Insurance Company                    111        100        Canada
     JLOC Holding Company                                                  30    Cayman Islands
     Opportunity Finance Company                                           30    Cayman Islands
     Resolute Energy Inc.                                               11.62        Alberta
     Seamark Asset Management Ltd.                             118      35.01        Canada
      NAL Resources Management Limited                         120        100        Canada
       1050906 Alberta Ltd.                                    127        100        Alberta
     PK Liquidating Company II, LLC                                        18        Delaware
     PK Liquidating Company I, LLC                                      18.66        Delaware
     Micro Optics Design Corporation                                    17.69        Nevada
     Innova LifeSciences Corporation                                     15.6        Ontario
     2015401 Ontario Inc.                                      140        100        Ontario
     2015500 Ontario Inc.                                      154        100        Ontario
     MFC Global Investment Management (U.S.A.) Limited         156        100        Canada
     Cavalier Cable, Inc.(2)                                               78        Delaware
     2024385 Ontario Inc.                                      153        100        Ontario

NALC Holdings Inc.(3)                                     103         50        Ontario
Manulife Holdings (Alberta) Limited                       201        100        Alberta
  Manulife Holdings (Delaware) LLC                        205        100        Delaware
    The Manufacturers Investment Corporation               87        100        Michigan
      Manulife Reinsurance Limited                         67        100        Bermuda
        Manulife Reinsurance (Bermuda) Limited            203        100        Bermuda

                                                                                     % OF    JURISDICTION OF
AFFILIATE                                                                LEGAL ID   EQUITY    INCORPORATION
--------------------------------------------------------------------     --------   ------   ----------------
      The Manufacturers Life Insurance Company (U.S.A.)                      19       100       Michigan
        ManuLife Service Corporation                                          7       100       Colorado
        Manulife Financial Securities LLC                                     5       100       Delaware
        Manufacturers Securities Services, LLC(4).                           97        60       Delaware
        The Manufacturers Life Insurance Company of New York                 94       100       New York
        The Manufacturers Life Insurance Company of America                  17       100       Michigan
        Aegis Analytic Corporation                                                  15.41       Delaware
        Manulife Property Management of Washington, D.C., Inc.                        100      Wash., D.C.
        ESLS Investment Limited, LLC                                                   25         Ohio
        Polymerix Corporation                                                        11.4       Delaware
        Ennal, Inc.                                                         124       100       Delaware
        Avon Long Term Care Leaders LLC                                     158       100       Delaware
        TissueInformatics Inc.                                                      14.71       Delaware
        Ironside Venture Partners I LLC                                     196       100       Delaware
           NewRiver Investor Communications Inc.                                    11.29       Delaware
        Ironside Venture Partners II LLC                                    197       100       Delaware
        Flex Holding, LLC                                                            27.7       Delaware
           Flex Leasing I, LLC                                                      99.99       Delaware
         Manulife Leasing Co., LLC                                          150        80       Delaware
         Dover Leasing Investments, LLC                                                99       Delaware
         MCC Asset Management, Inc.                                         186       100       Delaware
MFC Global Fund Management (Europe) Limited                                  64       100        England
  MFC Global Investment Management (Europe) Limited                                   100        England
WT (SW) Properties Ltd.                                                      82       100        England
Manulife Europe Ruckversicherungs-Aktiengesellschaft                        138       100        Germany
Manulife International Holdings Limited                                     152       100        Bermuda
  Manulife Provident Funds Trust Company Limited                            163       100       Hong Kong
  Manulife  Asset Management (Asia) Limited                                  78       100       Barbados
    P.T. Manulife Asset Manajemen Indonesia                                  141        85      Indonesia
    Manulife Asset Management (Hong Kong) Limited                                     100       Hong Kong
  Manulife (International) Limited                                           28       100        Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                                43        51         China
    The Manufacturers (Pacific Asia) Insurance Company Limited               61       100       Hong Kong
                      Manulife Consultants Limited                                    100       Hong Kong
                      Manulife Financial Shareholdings Limited                        100       Hong Kong
    Manulife Financial Management Limited                                             100       Hong Kong
    Manulife Financial Group Limited                                                  100       Hong Kong
    Manulife Financial Investment Limited                                             100       Hong Kong
Manulife (Vietnam) Limited                                                  188       100        Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                         164       100      Philippines
  FCM Plans, Inc.                                                           155       100      Philippines
  Manulife Financial Plans, Inc.                                            187       100      Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                        42        71       Indonesia
  P.T. Buanadaya Sarana Informatika                                                   100       Indonesia

             P.T. Asuransi Jiwa Arta Mandiri Prima                           75       100       Indonesia
             P.T. Zurich Life Insurance Company                                       100       Indonesia
             P.T. ING Life Insurance Indonesia                                        100       Indonesia
Manulife (Singapore) Pte. Ltd.                                               14       100       Singapore
Manulife Holdings (Bermuda) Limited                                         147       100        Bermuda

                                                                                     % OF    JURISDICTION OF
AFFILIATE                                                                LEGAL ID   EQUITY    INCORPORATION
--------------------------------------------------------------------     --------   ------   ----------------
    Manulife Management Services Ltd.                                       191       100        Barbados
    Manufacturers P&C Limited                                                36       100        Barbados
                      Manufacturers Life Reinsurance Limited                 49       100        Barbados
Manulife European Holdings 2003 (Alberta) Limited                           202       100         Alberta
  Manulife  European Investments (Alberta) Limited                          204       100         Alberta
    Manulife Hungary Holdings Limited(5).                                   149        99         Hungary
MLI Resources Inc.                                                          193       100         Alberta
  Manulife Life Insurance  Company(6)                                       180        35          Japan
  Manulife Century Investments (Bermuda) Limited                            172       100         Bermuda
    Manulife Century Investments (Luxembourg) S.A.                          173       100       Luxembourg
      Manulife Century Investments (Netherlands) B.V.                       174       100       Netherlands
        Daihyaku Manulife Holdings (Bermuda) Limited                        175       100         Bermuda
        Manulife Century Holdings (Netherlands) B.V.                        195       100       Netherlands
           Kyoritsu Confirm Co.,  Ltd.(7)                                   179      90.9          Japan
           Manulife Premium Collection Co.,  Ltd.(8)                        178        57          Japan
           Y.K. Manulife Properties Japan                                   142       100          Japan
Manulife Holdings (Hong Kong) Limited                                        15       100        Hong Kong
Manulife (Malaysia) SDN.BHD.                                                 74       100        Malaysia
Manulife Financial Systems (Hong Kong) Limited                               53       100        Hong Kong
Manulife Data Services Inc.                                                  81       100        Barbados


     (1). Inactive subsidiaries are noted in italics.

     (2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).


     (3)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.


     (4). 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.


     (5). 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.




     (6) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.



     (7) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.



     (8) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.


     ITEM 25. INDEMNIFICATION

          Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

         Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by Manufacturers Securities Services, LLC (the successor to NASL Financial Services, Inc.), the Registrant's investment adviser, at its offices at 73 Tremont Street, Boston, Massachusetts 02108, by Fidelity Management & Research Company, the investment subadviser to the Mid Cap Blend, Large Cap Growth and Overseas Trusts, at its offices at 82 Devonshire Street, Boston, MA 02109,

by Wellington Management Company, LLP, the investment subadviser to the Mid Cap Stock, Growth & Income and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the U.S. Government Securities and Strategic Bond Trusts, at its offices at 7 World Trade Center, New York, New York 10048,

by Founders Asset Management LLC, the investment subadviser for the International Small Cap and Balanced Trusts, at its offices at 2930 East Third Avenue, Denver, Colorado 80206,

by T. Rowe Price Associates, Inc., the investment subadviser to the Blue Chip Growth, Science & Technology and Equity-Income Trusts, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Rowe Price-Fleming International, Inc., the investment subadviser to the International Stock Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

by Morgan Stanley Asset Management Inc., the investment subadviser of the Global Equity Trust, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

by Miller Anderson & Sherrerd, LLP, the investment subadviser to the Value and High Yield Trusts, at its offices at One Tower Bridge, Conshohocken PA 19428,

by Manufacturers Adviser Corporation, the investment subadviser to the Pacific Rim Emerging Markets, Real Estate Securities, Equity Index, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, Quantitative Equity, Lifestyle and Money Market Trusts, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5,


by A I M Capital Management, Inc., the investment subadviser to the All Cap Growth and Aggressive Growth Trusts, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

by Capital Guardian Trust Company, the investment subadviser to the Small Company Blend, U.S. Large Cap Value, Income & Value and Diversified Bond Trusts, at its offices at 333 South Hope Street, Los Angeles, California 90071,

by Pacific Investment Management Company, the investment subadviser to the Global Bond and Total Return Trusts, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, by Templeton Investment Counsel, Inc., the investment subadviser to the International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

by Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.


by Munder Capital Management, the investment adviser to the Internet Technologies Trust, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Mitchell Hutchins Asset Management Inc., the investment adviser to the Tactical Allocation Trust, at its offices at 51 West 52nd Street, New York, New York 10019.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.


By Davis Selected Advisers, LP at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.


By Massachusetts Financial Services Company at its offices at 500 Boylston Street, Boston, MA 02116.


By Lord Abbett & Co. at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.


By Allegiance Capital, Inc. at its offices at 300 Pacific Coast Highway, Suite 305, Huntington Beach, California 92648.

By Kayne Anderson Rudnick Investment Management, LLC at its offices at 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067.

By Lazard Asset Management at its offices at 30 Rockfeller Plaza, New York, New York 10112-6300.

By Navellier Management, Inc. at its offices at One East Liberty, Third Floor, Reno, NV 89501.

By Rorer Asset Management, LLC at its offices at One Liberty Place, Philadelphiak PA 19103.

By Roxbury Capital Management, LLC at its offices at 100 Wilshire Blvd, Suite 600, Santa Monica, California 90401.

By Mercury Advisors at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By Great Companies, L.L.C. at its offices at 635 Court Street, Suite 100, Clearwater, Florida 33756-5512.


By American Century Investment Management, Inc. at its offices at 4500 Main Street, Kansas City, Missouri 64111.



By Pzena Investment Management, LLC at its offices at 120 West 45th Street, New York, NY 10036.



By Sustainable Growth Advisers, L.P. at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Funds Management, Inc. at its offices at 100 Light Street, Baltimore, Maryland 21202.



By John Hancock Adviser, LLC at its offices at 101 Huntington Avenue, Boston, MA 02199-7603



By the Registrant at its principal business offices located at 73 Tremont Street, Boston, Massachusetts 02108 and 500 Boylston Street, Boston, Massachusetts 02116 or



By State Street Bank and Trust Company, the custodian for the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.


ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Previously given.

                                    EXHIBITS


     (a)(26) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest



     (a)(27) Form of Redesignation of Name for Lifestyle Trusts, Pacific Rim Emerging Markets Trust and Global Equity Trust



     (d)(1)(E) Form of Amendment to Amended and Restated Advisory Agreement between Manufacturers Investment Trust and Manufacturers Securities Services, LLC regarding portfolios to be added May 1, 2004.



     (d)(24)      Form of Subadvisory Agreement - Great Companies, LLC



     (d)(25)      Form of Subadvisory Agreement - Fund Asset Management, L.P.



     (d)(26) Form of Amendment 1 to Subadvisory Agreement - MFC Global Asset Management (U.S.A.)



     (d)(27) Form of Amendment No. 1 to Subadvisory Consulting Agreement - Deutsche Asset Management



     (f) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC



     (h)(2) Transfer Agency Agreement (Series III) between Boston Financial Data Services and the Trust



     (h)(3) Clear Sky Agreement (Series III) between Automated Business Development Corp and the Trust



     (h)(4) Participation Agreement dated July 1, 2003 among the Trust, The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of New York



     (d)(28) Form of Subadvisory Agreement between Manufacturers Securities Services, LLC and (a) American Century, (b) John Hancock, (c) Legg Mason, (d) Pzena, (e) Sustainable Growth Advisors.



     (p)(9) Code of Ethics of (a) American Century, (b) John Hancock. (c) Legg Mason, (d) Pzena, (e) Sustainable Growth Advisors.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Manufacturers Investment Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 13th day of February, 2004.


                                              MANUFACTURERS INVESTMENT TRUST
                                              ------------------------------
                                                      (Registrant)



                                              By: /s/ James D. Gallagher
                                                  ------------------------------
                                                  James D. Gallagher, President


Attest:

/s/ Betsy Anne Seel
------------------------------------
Betsy Anne Seel, Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on the 13th day of February, 2004.


*                                           Trustee
--------------------------
Don B. Allen


*                                           Trustee
--------------------------
Charles L. Bardelis


*                                           Trustee
--------------------------
John D. DesPrez, III


*                                           Trustee
--------------------------
Samuel Hoar


*                                           Trustee and Chairman
--------------------------
John D. Richardson


*                                           Trustee
--------------------------
F. David Rolwing



/s/ James D. Gallagher                      President
--------------------------                  (Chief Executive Officer)
James D. Gallagher



/s/Gordon Shone                             Chief Financial Officer and
--------------------------                  Vice President
Gordon Shone



*By  /s/ James D. Gallagher
     -----------------------------
     James D. Gallagher
     Attorney-in-Fact Pursuant to
     Powers of Attorney